UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21265

            Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                   Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders

October 31, 2021

PKW  Invesco BuyBack AchieversTM ETF

PFM  Invesco Dividend AchieversTM ETF

DJD  Invesco Dow Jones Industrial Average Dividend ETF

PGF  Invesco Financial Preferred ETF

PEY  Invesco High Yield Equity Dividend AchieversTM ETF

PID  Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack AchieversTM ETF (PKW)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-6.67%
Altice USA, Inc., Class A(b)(c)	636,494	$10,374,852
AMC Networks, Inc., Class A(b)(c)	72,103	2,868,978
Charter Communications, Inc., Class A(b)	119,245	80,477,258
Discovery, Inc., Class A(b)(c)	396,716	9,299,023
Sinclair Broadcast Group, Inc., Class A(c)	121,335	3,170,484
Ziff Davis, Inc.(b)	113,098	14,507,081

		120,697,676

Consumer Discretionary-11.30%
Bally’s Corp.(b)(c)	104,621	4,792,688
Caleres, Inc.	89,786	2,070,465
Cato Corp. (The), Class A	48,747	859,410
Citi Trends, Inc.(b)(c)	21,296	1,647,459
Dillard’s, Inc., Class A(c)	39,011	9,017,003
eBay, Inc.	1,245,270	95,537,114
Ethan Allen Interiors, Inc.(c)	59,213	1,374,334
Fiesta Restaurant Group, Inc.(b)	62,080	654,323
Flexsteel Industries, Inc.	16,006	448,168
Graham Holdings Co., Class B	9,473	5,549,757
H&R Block, Inc.	426,646	9,842,723
Haverty Furniture Cos., Inc., (Acquired 01/31/2020 - 10/29/2021; Cost $1,266,498)(c)(d)	39,937	1,146,192
Murphy USA, Inc.	60,638	9,880,962
Service Corp. International	393,177	26,928,693
Toll Brothers, Inc.(c)	285,576	17,183,108
Travel + Leisure Co.	202,474	11,002,437
Tri Pointe Homes, Inc.(b)(c)	266,976	6,458,149

		204,392,985

Consumer Staples-2.31%
Herbalife Nutrition Ltd.(b)(c)	271,213	12,584,283
Nu Skin Enterprises, Inc., Class A(c)	117,627	4,722,724
Post Holdings, Inc.(b)(c)	149,472	15,168,419
Spectrum Brands Holdings, Inc.(c)	99,776	9,354,000

		41,829,426

Energy-1.53%
Antero Midstream Corp.(c)	1,120,229	11,919,236
Antero Resources Corp.(b)	736,398	14,632,228
Dorian LPG Ltd.	94,564	1,146,116

		27,697,580

Financials-28.97%
Affiliated Managers Group, Inc.	96,678	16,230,303
Allstate Corp. (The)	681,470	84,277,395
Ameriprise Financial, Inc.	266,874	80,630,642
Apollo Commercial Real Estate Finance, Inc.	328,223	4,969,296
Assured Guaranty Ltd.	171,289	9,520,243
Atlantic Capital Bancshares, Inc.(b)	47,635	1,310,439
B. Riley Financial, Inc.(c)	64,710	4,637,118
Brighthouse Financial, Inc.(b)	194,995	9,794,599
Brightsphere Investment Group, Inc.	186,268	5,584,315
Carver Bancorp, Inc.(b)	8,168	120,560
CNO Financial Group, Inc.	299,822	7,237,703
Cowen, Inc., Class A(c)	68,077	2,568,545
Credit Acceptance Corp.(b)(c)	36,771	21,996,780

	Shares	Value
Financials-(continued)
Diamond Hill Investment Group, Inc.	7,515	$1,629,703
Elevate Credit, Inc.(b)	78,841	270,425
Employers Holdings, Inc.	66,379	2,562,229
Equitable Holdings, Inc.	967,406	32,408,101
First Citizens BancShares, Inc., Class A(c)	20,673	16,825,755
Hanover Insurance Group, Inc. (The)	83,769	10,554,894
HomeStreet, Inc.(c)	48,789	2,300,889
Jefferies Financial Group, Inc.	577,172	24,818,396
LendingClub Corp.(b)	231,341	10,632,432
Loews Corp.	603,621	33,845,029
MBIA, Inc.(b)(c)	127,648	1,983,650
Meta Financial Group, Inc.	74,892	4,152,012
Midland States Bancorp, Inc.	52,544	1,348,279
Navient Corp.	393,791	7,757,683
PCSB Financial Corp.	36,668	700,725
PennyMac Financial Services, Inc.	145,597	9,035,750
Popular, Inc.	189,273	15,414,393
SLM Corp.	717,493	13,165,996
Synchrony Financial(c)	1,336,644	62,087,114
Universal Insurance Holdings, Inc.	73,364	1,083,586
Voya Financial, Inc.	266,149	18,569,216
Waterstone Financial, Inc.	58,982	1,219,158
World Acceptance Corp.(b)(c)	15,879	2,943,808

		524,187,161

Health Care-13.35%
Biogen, Inc.(b)	306,576	81,757,688
DaVita, Inc.(b)	245,885	25,385,167
Halozyme Therapeutics, Inc.(b)	333,950	12,713,477
Ligand Pharmaceuticals, Inc.(b)(c)	39,127	5,710,194
McKesson Corp.	362,902	75,440,068
Molina Healthcare, Inc.(b)	137,020	40,519,554

		241,526,148

Industrials-9.31%
Acuity Brands, Inc.(c)	83,779	17,210,720
Allison Transmission Holdings, Inc.	248,125	8,277,450
Avis Budget Group, Inc.(b)(c)	156,124	27,057,850
Carlisle Cos., Inc.(c)	122,298	27,262,670
Covenant Logistics Group, Inc., Class A(b)	33,912	963,101
FTI Consulting, Inc.(b)(c)	80,425	11,574,766
GrafTech International Ltd.	628,509	6,725,046
Masco Corp.	579,900	38,012,445
Meritor, Inc.(b)(c)	164,572	4,005,683
Moog, Inc., Class A	68,689	5,188,080
Primoris Services Corp.	126,066	3,397,479
Trinity Industries, Inc.(c)	232,993	6,535,454
Triton International Ltd. (Bermuda)	158,121	9,833,545
TrueBlue, Inc.(b)	83,299	2,319,877

		168,364,166

Information Technology-24.12%
Arrow Electronics, Inc.(b)	168,504	19,504,338
Avaya Holdings Corp.(b)(c)	197,581	3,678,958
Citrix Systems, Inc.	291,477	27,611,616
Fortinet, Inc.(b)	297,076	99,918,542
HP, Inc.	2,704,071	82,014,474
Immersion Corp.(b)(c)	77,199	616,820
Intel Corp.	1,628,340	79,788,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
MicroStrategy, Inc., Class A(b)(c)	20,123	$14,389,152
Oracle Corp.	995,730	95,530,336
Sanmina Corp.(b)	152,727	5,765,444
Xerox Holdings Corp.	418,768	7,454,071

		436,272,411

Materials-1.64%
Graphic Packaging Holding Co.(c)	720,406	14,357,692
Louisiana-Pacific Corp.	223,422	13,166,258
Resolute Forest Products, Inc.	185,606	2,182,727

		29,706,677

Real Estate-0.72%
City Office REIT, Inc.	102,188	1,938,506
SL Green Realty Corp.	157,570	11,040,930

		12,979,436

Utilities-0.06%
Star Group L.P.	92,924	1,054,687

Total Common Stocks & Other Equity Interests (Cost $1,777,376,009)		1,808,708,353

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $1,951,266)	1,951,266	1,951,266

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,779,327,275)		1,810,659,619

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.45%
Invesco Private Government Fund, 0.02%(e)(f)(g)	45,734,959	$45,734,959
Invesco Private Prime Fund, 0.11%(e)(f)(g)	107,065,361	107,108,188

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $152,843,146)		152,843,147

TOTAL INVESTMENTS IN SECURITIES-108.54% (Cost $1,932,170,421)		1,963,502,766
OTHER ASSETS LESS LIABILITIES-(8.54)%		(154,452,767)

NET ASSETS-100.00%		$1,809,049,999

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)	Restricted security. The value of this security at October 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,541,414	$16,558,458	$(16,148,606)	$-	$-	$1,951,266	$233

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,071,112	298,001,822	(342,337,975)	-	-	45,734,959	2,981	*
Invesco Private Prime Fund	135,106,669	482,605,113	(510,603,594)	-	-	107,108,188	44,490	*

Total	$226,719,195	$797,165,393	$(869,090,175)	$-	$-	$154,794,413	$47,704

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2021

(Unaudited)

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	28.97
Information Technology	24.12
Health Care	13.35
Consumer Discretionary	11.30
Industrials	9.31
Communication Services	6.67
Sector Types Each Less Than 3%	6.26
Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend AchieversTM ETF (PFM)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.49%
Activision Blizzard, Inc.	34,949	$2,732,662
AT&T, Inc.	320,894	8,105,783
Comcast Corp., Class A	206,355	10,612,838
John Wiley & Sons, Inc., Class A(b)	2,096	113,540
Telephone & Data Systems, Inc.	4,849	90,870
Verizon Communications, Inc.	186,599	9,887,881

		31,543,574

Consumer Discretionary-9.17%
Best Buy Co., Inc.	11,053	1,351,119
Churchill Downs, Inc.	1,798	413,540
Dillard’s, Inc., Class A(b)	747	172,662
Gentex Corp.	10,747	380,336
Genuine Parts Co.	6,463	847,364
Hasbro, Inc.	6,167	590,552
Home Depot, Inc. (The)	47,527	17,667,687
Leggett & Platt, Inc.	5,976	279,976
Lithia Motors, Inc., Class A	1,413	451,058
Lowe’s Cos., Inc.	31,126	7,277,881
McDonald’s Corp.	33,666	8,266,686
Monro, Inc.(b)	1,461	90,231
NIKE, Inc., Class B	57,619	9,639,083
PetMed Express, Inc.	887	25,217
Polaris, Inc.(b)	2,696	309,905
Pool Corp.	1,847	951,501
Service Corp. International	7,526	515,456
Starbucks Corp.	52,998	5,621,498
Target Corp.	21,936	5,695,024
Thor Industries, Inc.(b)	2,469	251,739
Tractor Supply Co.	5,150	1,118,425
VF Corp.(b)	17,667	1,287,571
Whirlpool Corp.	2,844	599,601
Williams-Sonoma, Inc.	3,385	628,696

		64,432,808

Consumer Staples-13.66%
Altria Group, Inc.	82,868	3,655,308
Andersons, Inc. (The)	1,451	49,421
Archer-Daniels-Midland Co.	25,156	1,616,022
Brown-Forman Corp., Class B	13,941	946,455
Casey’s General Stores, Inc.	1,617	309,720
Church & Dwight Co., Inc.	11,034	963,930
Clorox Co. (The)	5,519	899,652
Coca-Cola Co. (The)	194,564	10,967,573
Colgate-Palmolive Co.	37,928	2,889,734
Costco Wholesale Corp.	19,877	9,770,341
Flowers Foods, Inc.	9,506	235,274
Hershey Co. (The)	6,560	1,150,296
Hormel Foods Corp.	24,347	1,030,365
Ingredion, Inc.	3,031	288,642
J&J Snack Foods Corp.(b)	831	122,614
JM Smucker Co. (The)	4,889	600,663
Kellogg Co.	15,301	937,951
Kimberly-Clark Corp.	15,121	1,958,018
Kroger Co. (The)	33,566	1,343,311
Lancaster Colony Corp.	1,200	204,000
McCormick & Co., Inc.	11,194	898,095
Nu Skin Enterprises, Inc., Class A	2,241	89,976

	Shares	Value
Consumer Staples-(continued)
PepsiCo, Inc.	62,123	$10,039,077
Philip Morris International, Inc.	70,035	6,621,109
Procter & Gamble Co. (The)	109,382	15,640,532
SpartanNash Co.(b)	1,567	36,260
Sysco Corp.	23,039	1,771,699
Tootsie Roll Industries, Inc.(b)	1,731	54,786
Universal Corp.	1,071	50,337
Walgreens Boots Alliance, Inc.	38,864	1,827,385
Walmart, Inc.	126,167	18,851,873
WD-40 Co.(b)	598	135,746

		95,956,165

Energy-3.94%
Chevron Corp.	87,173	9,980,437
Enterprise Products Partners L.P.	98,187	2,226,881
Exxon Mobil Corp.	190,768	12,298,813
Magellan Midstream Partners L.P.	9,934	486,766
ONEOK, Inc.	20,034	1,274,563
Valero Energy Corp.	18,373	1,420,784

		27,688,244

Financials-14.33%
1st Source Corp.	1,090	52,625
Aflac, Inc.	30,121	1,616,594
Allstate Corp. (The)	13,275	1,641,719
American Equity Investment Life Holding Co.	4,143	132,037
American Financial Group, Inc.	3,805	517,632
Ameriprise Financial, Inc.	5,124	1,548,114
Arthur J. Gallagher & Co.	9,288	1,557,319
Assurant, Inc.	2,619	422,471
Atlantic Union Bankshares Corp.	3,463	124,218
AXIS Capital Holdings Ltd.	3,806	198,178
BancFirst Corp.(b)	1,429	92,899
Bank of New York Mellon Corp. (The)	38,785	2,296,072
Bank OZK	5,815	259,756
BlackRock, Inc.	6,855	6,467,418
BOK Financial Corp.(b)	3,121	315,752
Brown & Brown, Inc.	12,662	799,099
Cambridge Bancorp	304	27,910
Cboe Global Markets, Inc.	4,813	635,027
Chubb Ltd.	19,738	3,856,410
Cincinnati Financial Corp.	7,247	880,076
CME Group, Inc., Class A	16,152	3,562,324
Cohen & Steers, Inc.(b)	2,158	204,773
Comerica, Inc.	6,003	510,795
Commerce Bancshares, Inc.	5,257	370,671
Community Bank System, Inc.(b)	2,406	172,438
Community Trust Bancorp, Inc.	778	33,983
Cullen/Frost Bankers, Inc.	2,885	373,607
Discover Financial Services	13,440	1,523,021
Erie Indemnity Co., Class A(b)	2,069	425,821
Evercore, Inc., Class A	1,729	262,531
FactSet Research Systems, Inc.	1,721	763,935
Fifth Third Bancorp.	31,047	1,351,476
Financial Institutions, Inc.(b)	691	22,057
First American Financial Corp.	4,957	362,555
First Financial Bankshares, Inc.(b)	6,371	323,137
First Financial Corp.	569	24,382
First of Long Island Corp. (The)	1,033	20,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Franklin Resources, Inc.	22,582	$711,107
Globe Life, Inc.	4,545	404,596
Hanover Insurance Group, Inc. (The)	1,557	196,182
Hingham Institution for Savings (The)	93	33,595
Home BancShares, Inc.	7,373	175,182
Horace Mann Educators Corp.	1,864	73,032
Horizon Bancorp, Inc.	1,971	37,587
Huntington Bancshares, Inc.	66,351	1,044,365
Independent Bank Corp.(b)	1,441	121,765
International Bancshares Corp.	2,873	121,815
JPMorgan Chase & Co.	134,529	22,855,132
KeyCorp.	42,958	999,633
Lakeland Bancorp, Inc.	2,261	40,653
Lazard Ltd., Class A	4,676	229,077
Lincoln National Corp.	8,468	610,966
MarketAxess Holdings, Inc.	1,728	706,182
Marsh & McLennan Cos., Inc.	22,746	3,794,033
Mercury General Corp.	2,469	134,536
Moody’s Corp.	8,392	3,391,627
Morningstar, Inc.	1,932	611,961
Northwest Bancshares, Inc.	5,697	78,619
Old Republic International Corp.	13,714	354,233
PNC Financial Services Group, Inc. (The)	19,078	4,026,030
Primerica, Inc.	1,721	289,541
Principal Financial Group, Inc.	12,086	810,850
Prosperity Bancshares, Inc.	4,161	313,365
Prudential Financial, Inc.	17,323	1,906,396
Raymond James Financial, Inc.	9,246	911,563
Reinsurance Group of America, Inc.	3,074	362,978
RenaissanceRe Holdings Ltd. (Bermuda)(b)	2,109	299,056
RLI Corp.	2,027	219,544
S&P Global, Inc.(b)	10,836	5,137,998
Sandy Spring Bancorp, Inc.	2,114	100,330
SEI Investments Co.	6,315	398,098
Southside Bancshares, Inc.	1,424	58,840
State Street Corp.	15,415	1,519,148
Stock Yards Bancorp, Inc.	1,159	70,989
T. Rowe Price Group, Inc.	10,223	2,217,164
Tompkins Financial Corp.	642	52,715
Travelers Cos., Inc. (The)	11,207	1,802,982
Truist Financial Corp.	60,007	3,808,644
U.S. Bancorp	66,615	4,021,548
UMB Financial Corp.	2,163	213,748
United Bankshares, Inc.	5,798	214,468
Unum Group	9,186	233,967
W.R. Berkley Corp.	7,959	633,536
Washington Federal, Inc.	3,072	108,626
Washington Trust Bancorp, Inc.	755	41,268
Webster Financial Corp.	4,059	227,142
WesBanco, Inc.	2,961	102,954
Westamerica Bancorporation	1,171	65,295

		100,644,287

Health Care-13.95%
Abbott Laboratories	79,922	10,301,147
AmerisourceBergen Corp.	9,334	1,138,935
Atrion Corp.(b)	78	56,784
Becton, Dickinson and Co.	12,905	3,091,909
Bristol-Myers Squibb Co.	99,843	5,830,831
Cardinal Health, Inc.	13,047	623,777

	Shares	Value
Health Care-(continued)
Chemed Corp.	686	$330,823
Ensign Group, Inc. (The)	2,459	191,827
Hill-Rom Holdings, Inc.	2,979	461,447
Johnson & Johnson	118,526	19,305,515
McKesson Corp.	6,963	1,447,468
Medtronic PLC	60,470	7,247,934
Merck & Co., Inc.	114,127	10,048,882
National HealthCare Corp.	672	47,000
Perrigo Co. PLC	5,994	270,629
Pfizer, Inc.	252,671	11,051,830
STERIS PLC	4,459	1,042,247
Stryker Corp.	16,935	4,505,895
UnitedHealth Group, Inc.	42,464	19,553,398
West Pharmaceutical Services, Inc.	3,335	1,433,650

		97,981,928

Industrials-13.10%
3M Co.	25,996	4,644,965
A.O. Smith Corp.	5,972	436,374
ABM Industries, Inc.	3,037	133,658
Applied Industrial Technologies, Inc.	1,679	163,669
Brady Corp., Class A	2,170	113,035
C.H. Robinson Worldwide, Inc.(b)	5,907	572,920
Carlisle Cos., Inc.	2,327	518,735
Caterpillar, Inc.	24,582	5,014,974
Cintas Corp.	4,654	2,015,647
CSX Corp.	101,310	3,664,383
Cummins, Inc.	6,481	1,554,403
Donaldson Co., Inc.	5,640	338,456
Douglas Dynamics, Inc.	1,002	42,385
Dover Corp.	6,496	1,098,344
Eaton Corp. PLC	17,927	2,953,653
Emerson Electric Co.	26,886	2,608,211
Expeditors International of Washington, Inc.	7,626	939,981
Fastenal Co.	25,826	1,474,148
Franklin Electric Co., Inc.	2,079	179,584
GATX Corp.(b)	1,548	146,828
General Dynamics Corp.	12,572	2,548,973
Gorman-Rupp Co. (The)	1,139	48,430
Graco, Inc.	7,620	572,872
Healthcare Services Group, Inc.	3,365	64,574
HEICO Corp.(b)	2,419	337,184
Hillenbrand, Inc.	3,294	149,745
HNI Corp.	1,968	73,603
Honeywell International, Inc.	31,033	6,784,434
Hubbell, Inc.	2,426	483,672
IDEX Corp.	3,423	761,857
Illinois Tool Works, Inc.	14,171	3,229,146
Insperity, Inc.	1,683	210,375
ITT, Inc.(b)	3,864	363,486
J.B. Hunt Transport Services, Inc.	4,751	936,850
L3Harris Technologies, Inc.	9,035	2,082,929
Lennox International, Inc.	1,717	513,864
Lincoln Electric Holdings, Inc.	2,644	376,506
Lindsay Corp.	476	69,339
Lockheed Martin Corp.	12,457	4,139,710
ManpowerGroup, Inc.	2,419	233,796
Matthews International Corp., Class A	1,378	47,362
McGrath RentCorp	1,057	76,252
MSA Safety, Inc.	1,708	261,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
MSC Industrial Direct Co., Inc., Class A	2,104	$176,883
Nordson Corp.	2,589	658,150
Northrop Grumman Corp.	7,200	2,571,984
Raytheon Technologies Corp.	67,771	6,022,131
Regal Rexnord Corp.	1,774	270,233
Republic Services, Inc.	14,319	1,927,337
Resources Connection, Inc.	1,434	24,966
Robert Half International, Inc	5,046	570,551
Rockwell Automation, Inc.	5,223	1,668,226
Roper Technologies, Inc.	4,761	2,322,749
Ryder System, Inc.	2,399	203,795
Snap-on, Inc.	2,408	489,378
Standex International Corp.	532	59,196
Stanley Black & Decker, Inc.	7,324	1,316,343
Tennant Co.	814	64,680
Toro Co. (The)	4,832	461,311
Trane Technologies PLC	10,689	1,933,961
Trinity Industries, Inc.(b)	4,439	124,514
Union Pacific Corp.	29,309	7,075,193
United Parcel Service, Inc., Class B	32,740	6,989,008
W.W. Grainger, Inc.	2,325	1,076,731
Waste Management, Inc.	18,908	3,029,629

		92,017,636

Information Technology-17.11%
Accenture PLC, Class A	28,525	10,234,485
Analog Devices, Inc.	24,143	4,188,569
Automatic Data Processing, Inc.	18,994	4,263,963
Badger Meter, Inc.	1,272	130,062
Broadcom, Inc.	18,495	9,833,237
Broadridge Financial Solutions, Inc.	5,229	932,906
Cass Information Systems, Inc.	624	25,578
Corning, Inc.	38,387	1,365,425
HP, Inc.	53,964	1,636,728
International Business Machines Corp.	40,285	5,039,653
Jack Henry & Associates, Inc.	3,337	555,544
KLA Corp.	6,879	2,564,216
Littelfuse, Inc.	1,073	316,052
Microchip Technology, Inc.	24,646	1,826,022
Microsoft Corp.	91,756	30,428,125
Oracle Corp.	125,781	12,067,429
Paychex, Inc.	16,182	1,994,917
QUALCOMM, Inc.	50,715	6,747,124
TE Connectivity Ltd.	14,739	2,151,894
Texas Instruments, Inc.	41,512	7,782,670
Visa, Inc., Class A	75,989	16,092,190

		120,176,789

Materials-3.38%
Air Products and Chemicals, Inc.	9,925	2,975,614
Albemarle Corp.	5,263	1,318,224
AptarGroup, Inc.	2,986	360,649
Ashland Global Holdings, Inc.(b)	2,703	259,515
Avery Dennison Corp.	3,723	810,572
Balchem Corp.	1,411	216,010
Celanese Corp.	5,009	809,004
Eastman Chemical Co.	6,084	632,918
Ecolab, Inc.	12,857	2,857,083
H.B. Fuller Co.	2,345	165,346
Hawkins, Inc.	925	33,920
International Flavors & Fragrances, Inc.	11,188	1,649,671

	Shares	Value
Materials-(continued)
International Paper Co.	17,588	$873,596
Neenah, Inc.	735	37,147
Nucor Corp.	13,189	1,472,552
Packaging Corp. of America	4,251	583,960
PPG Industries, Inc.	10,678	1,714,566
Quaker Houghton	779	191,509
Reliance Steel & Aluminum Co.	2,878	420,648
Royal Gold, Inc.	2,970	294,089
RPM International, Inc.(b)	5,822	507,678
Scotts Miracle-Gro Co. (The)	2,488	369,368
Sensient Technologies Corp.	1,893	180,971
Sherwin-Williams Co. (The)	11,809	3,738,847
Silgan Holdings, Inc.	4,978	200,116
Sonoco Products Co.	4,396	254,748
Stepan Co.	979	117,500
Westlake Chemical Corp.	5,752	559,900
Worthington Industries, Inc.(b)	2,304	125,153

		23,730,874

Real Estate-1.83%
Alexandria Real Estate Equities, Inc.	6,862	1,400,808
CoreSite Realty Corp.	1,982	282,356
CubeSmart	9,071	498,996
Digital Realty Trust, Inc.	12,705	2,004,976
Douglas Emmett, Inc.	7,870	257,191
Equity LifeStyle Properties, Inc.	8,231	695,602
Essex Property Trust, Inc.	2,945	1,001,094
Extra Space Storage, Inc.	5,998	1,183,825
Federal Realty Investment Trust	3,500	421,225
Iron Mountain, Inc.(b)	13,004	593,502
Mid-America Apartment Communities, Inc.	5,223	1,066,589
National Health Investors, Inc.(b)	2,054	110,464
National Retail Properties, Inc.	7,875	357,210
Omega Healthcare Investors, Inc.	10,744	315,444
Realty Income Corp.	17,525	1,251,811
UDR, Inc.	13,326	739,993
Universal Health Realty Income Trust	601	34,239
WP Carey, Inc.(b)	8,534	658,057

		12,873,382

Utilities-4.96%
ALLETE, Inc.	2,334	143,634
Alliant Energy Corp.	11,240	635,847
American Electric Power Co., Inc.	22,469	1,903,349
American States Water Co.	1,610	146,252
American Water Works Co., Inc.	8,132	1,416,432
Atmos Energy Corp.	5,867	540,468
Avista Corp.	3,147	125,282
Black Hills Corp	2,877	190,975
Brookfield Infrastructure Partners L.P. (Canada)	13,268	780,556
California Water Service Group	2,302	140,146
Chesapeake Utilities Corp.	766	100,400
CMS Energy Corp.	13,013	785,335
Consolidated Edison, Inc.	15,901	1,198,935
DTE Energy Co.	8,722	988,639
Duke Energy Corp.	34,584	3,527,914
Edison International	17,048	1,072,831
Essential Utilities, Inc.	11,044	519,841
Evergy, Inc.	10,326	658,282
Eversource Energy	15,421	1,309,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Utilities-(continued)
MDU Resources Group, Inc.	9,100	$279,643
MGE Energy, Inc.	1,577	119,679
Middlesex Water Co.	763	84,022
National Fuel Gas Co.	4,085	234,602
New Jersey Resources Corp.(b)	4,314	163,112
NextEra Energy, Inc.	88,163	7,522,949
Northwest Natural Holding Co.	1,337	60,285
NorthWestern Corp.(b)	2,303	130,949
OGE Energy Corp.	9,002	306,698
Portland General Electric Co.	4,008	197,634
PPL Corp.	34,596	996,365
Sempra Energy	14,361	1,832,894
SJW Group	1,299	85,630
South Jersey Industries, Inc.(b)	5,067	115,325
Southern Co. (The)	47,590	2,965,809
Southwest Gas Holdings, Inc.	2,631	182,197
Spire, Inc.	2,308	144,850
UGI Corp.	9,391	407,663
WEC Energy Group, Inc.	14,191	1,278,041
Xcel Energy, Inc.	24,188	1,562,303
York Water Co. (The)	571	27,362

		34,882,373

Total Common Stocks & Other Equity Interests (Cost $533,317,317)		701,928,060

	Shares	Value

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $378,587)	378,587	$378,587

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $533,695,904)		702,306,647

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.79%
Invesco Private Government Fund, 0.02%(c)(d)(e)	3,766,018	3,766,018
Invesco Private Prime Fund, 0.11%(c)(d)(e)	8,790,167	8,793,683

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,559,701)		12,559,701

TOTAL INVESTMENTS IN SECURITIES-101.76% (Cost $546,255,605)		714,866,348
OTHER ASSETS LESS LIABILITIES-(1.76)%		(12,362,940)

NET ASSETS-100.00%		$702,503,408

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$504,143	$10,188,107	$(10,313,663)	$-	$-	$378,587	$95

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	698,686	14,092,745	(11,025,413)	-	-	3,766,018	160	*
Invesco Private Prime Fund	1,124,866	31,040,302	(23,371,485)	-	-	8,793,683	2,234	*

Total	$2,327,695	$55,321,154	$(44,710,561)	$-	$-	$12,938,288	$2,489

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Information Technology	17.11
Financials	14.33
Health Care	13.95
Consumer Staples	13.66
Industrials	13.10
Consumer Discretionary	9.17
Utilities	4.96
Communication Services	4.49
Energy	3.94
Materials	3.38
Real Estate	1.83
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-6.60%
Verizon Communications, Inc.	217,345	$11,517,113

Consumer Discretionary-7.67%
Home Depot, Inc. (The)	15,751	5,855,277
McDonald’s Corp.	23,474	5,764,041
NIKE, Inc., Class B	10,552	1,765,244

		13,384,562

Consumer Staples-15.62%
Coca-Cola Co. (The)	138,573	7,811,360
Procter & Gamble Co. (The)	43,788	6,261,246
Walgreens Boots Alliance, Inc.	196,575	9,242,956
Walmart, Inc.	26,304	3,930,344

		27,245,906

Energy-9.78%
Chevron Corp.	148,909	17,048,591

Financials-11.57%
American Express Co.	16,882	2,933,754
Goldman Sachs Group, Inc. (The)	12,379	5,116,860
JPMorgan Chase & Co.	36,948	6,277,096
Travelers Cos., Inc. (The)	36,403	5,856,514

		20,184,224

Health Care-16.42%
Amgen, Inc.	37,711	7,805,046
Johnson & Johnson	37,884	6,170,546
Merck & Co., Inc.	119,834	10,551,384
UnitedHealth Group, Inc.	8,935	4,114,298

		28,641,274

	Shares	Value
Industrials-9.80%
3M Co.	42,548	$7,602,477
Caterpillar, Inc.	26,524	5,411,161
Honeywell International, Inc.	18,629	4,072,672

		17,086,310

Information Technology-16.25%
Apple, Inc.	10,050	1,505,490
Cisco Systems, Inc.	111,892	6,262,595
Intel Corp.	123,341	6,043,709
International Business Machines Corp.	88,109	11,022,436
Microsoft Corp.	6,485	2,150,556
Visa, Inc., Class A	6,413	1,358,081

		28,342,867

Materials-6.11%
Dow, Inc.	190,322	10,652,322

Total Common Stocks & Other Equity Interests (Cost $166,788,936)		174,103,169

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $79,177)	79,177	79,177

TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $166,868,113)		174,182,346
OTHER ASSETS LESS LIABILITIES-0.14%		239,001

NET ASSETS-100.00%		$174,421,347

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,023	$2,525,661	$(2,482,507)	$-	$-	$79,177	$16

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dow Jones Industrial Average Dividend ETF (DJD)–(continued)

October 31, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Health Care	16.42
Information Technology	16.25
Consumer Staples	15.62
Financials	11.57
Industrials	9.80
Energy	9.78
Consumer Discretionary	7.67
Communication Services	6.60
Materials	6.11
Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.77%
Banks-58.05%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	841,287	$21,065,826
Series NN, Pfd., 4.38%(b)	1,010,217	25,659,512
Series LL, Pfd., 5.00%	1,188,317	31,775,597
Series KK, Pfd., 5.38%	1,205,525	32,705,893
Series HH, Pfd., 5.88%	693,743	18,737,998
Series GG, Pfd., 6.00%	1,160,845	30,901,694
Bank OZK, Series A, Pfd., 4.63%	80,000	2,000,000
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	1,376,943	39,050,103
Series J, Pfd., 7.13%(c)	878,080	24,665,267
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	424,253	11,246,947
Series D, Pfd., 6.35%(c)	276,547	7,732,254
Fifth Third Bancorp
Series K, Pfd., 4.95%	238,029	6,317,290
Series I, Pfd., 6.63%(b)(c)	414,232	11,909,170
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	315,804	8,684,610
First Republic Bank
Series M, Pfd., 4.00%	689,774	16,816,690
Series K, Pfd., 4.13%(b)	472,115	11,826,481
Series L, Pfd., 4.25%	685,557	17,228,047
Series J, Pfd., 4.70%(b)	366,778	9,833,318
Series I, Pfd., 5.50%	277,232	7,352,193
Huntington Bancshares, Inc., Series H, Pfd., 4.50%(b)	466,734	11,878,380
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,795,908	45,167,086
Series JJ, Pfd., 4.55%(b)	1,309,478	34,190,471
Series LL, Pfd., 4.63%	1,608,675	42,050,765
Series GG, Pfd., 4.75%	827,655	21,701,114
Series DD, Pfd., 5.75%(b)	1,475,593	40,209,909
Series EE, Pfd., 6.00%	1,603,187	44,472,407
KeyCorp
Series G, Pfd., 5.63%	412,137	11,424,438
Series F, Pfd., 5.65%	396,339	10,772,494
Series E, Pfd., 6.13%(c)	460,058	14,100,778
People’s United Financial, Inc., Series A, Pfd., 5.63%(c)	233,477	6,595,725
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	1,366,372	35,143,088
Regions Financial Corp.
Series E, Pfd., 4.45%	374,167	9,541,259
Series C, Pfd., 5.70%(c)	463,770	13,375,127
Series B, Pfd., 6.38%(c)	460,947	13,090,895
Signature Bank, Series A, Pfd., 5.00%	675,575	17,497,393
SVB Financial Group, Series A, Pfd., 5.25%(b)	326,448	8,614,963
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	323,739	8,702,104
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	270,785	7,192,050
Truist Financial Corp.
Series R, Pfd., 4.75%	852,609	22,722,030
Series O, Pfd., 5.25%(b)	529,672	14,873,190

	Shares	Value
Banks-(continued)
U.S. Bancorp
Series L, Pfd., 3.75%	473,469	$11,472,154
Series M, Pfd., 4.00%(b)	689,316	17,239,793
Series K, Pfd., 5.50%(b)	525,050	14,239,356
Series F, Pfd., 6.50%(c)	1,005,301	25,514,539
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	1,155,851	28,850,041
Series CC, Pfd., 4.38%(b)	972,464	24,447,745
Series AA, Pfd., 4.70%	1,020,803	26,428,590
Series Z, Pfd., 4.75%(b)	1,736,077	44,964,394
Series Y, Pfd., 5.63%	634,013	16,439,957
Series Q, Pfd., 5.85%(c)	1,467,579	39,551,254
Series R, Pfd., 6.63%(b)(c)	705,203	19,851,464
Western Alliance Bancorp, Series A, Pfd., 4.25%(b)(c)	275,138	7,225,124

		1,045,048,967

Capital Markets-13.09%
Apollo Global Management, Inc., Series A, Pfd., 6.38%	166,248	4,330,761
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%	575,329	15,154,166
Series D, Pfd., 5.95%	680,569	17,483,818
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(c)	923,058	24,811,799
Series K, Pfd., 6.38%(c)	646,673	18,339,646
Morgan Stanley
Series L, Pfd., 4.88%	455,848	12,262,311
Series K, Pfd., 5.85%(c)	884,560	26,059,138
Series I, Pfd., 6.38%(c)	879,050	25,158,411
Series F, Pfd., 6.88%(c)	721,513	20,382,742
Series E, Pfd., 7.13%(b)(c)	756,395	21,481,618
Northern Trust Corp., Series E, Pfd., 4.70%	368,118	10,027,534
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	459,791	13,476,474
Series D, Pfd., 5.90%(b)(c)	688,967	19,628,670
Stifel Financial Corp., Series D, Pfd., 4.50%	274,452	6,998,526

		235,595,614

Consumer Finance-7.29%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	371,161	9,405,220
Series L, Pfd., 4.38%	603,173	15,344,721
Series J, Pfd., 4.80%(b)	1,109,716	29,063,462
Series I, Pfd., 5.00%	1,337,141	35,608,065
Series G, Pfd., 5.20%	531,778	13,464,619
Series H, Pfd., 6.00%	394,667	10,016,648
Synchrony Financial, Series A, Pfd., 5.63%(b)	688,460	18,361,228

		131,263,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Diversified Financial Services-1.94%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	280,461	$7,078,836
Series A, Pfd., 5.25%	739,401	19,653,278
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	274,880	8,108,960

		34,841,074

Insurance-17.86%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	278,596	7,577,811
Series H, Pfd., 5.10%	1,050,129	28,458,496
Series G, Pfd., 5.63%(b)	526,479	14,346,553
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	368,522	10,281,764
Series B, Pfd., 6.63%(c)	284,391	8,142,114
American International Group, Inc., Series A, Pfd., 5.85%	456,785	12,442,823
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	467,546	12,132,819
Series F, Pfd., 5.45%(b)	304,238	7,919,315
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	230,650	6,375,166
Pfd., 5.63% (Bermuda)(b)	233,848	6,187,618
Pfd., 5.95% (Bermuda)(b)(c)	255,812	6,981,110
Athene Holding Ltd.
Series D, Pfd., 4.88%	546,789	14,145,431
Series B, Pfd., 5.63%	309,095	8,441,384
Series A, Pfd., 6.35%(b)(c)	798,212	23,858,557
Series C, Pfd., 6.38%(b)(c)	563,849	16,283,959
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	503,105	12,688,308
Brighthouse Financial, Inc.
Series C, Pfd., 5.38%	524,345	13,905,629
Series A, Pfd., 6.60%	427,912	11,763,301
Series B, Pfd., 6.75%	366,027	10,387,846
Enstar Group Ltd., Series D, Pfd., 7.00%(b)(c)	368,265	10,786,482
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	318,071	8,820,109
MetLife, Inc.
Series F, Pfd., 4.75%	935,122	25,098,675
Series E, Pfd., 5.63%	738,607	20,149,199

	Shares	Value
Insurance-(continued)
Prudential PLC
Pfd., 6.50% (United Kingdom)(b)	177,793	$4,547,945
Pfd., 6.75% (United Kingdom)(b)	69,158	1,766,987
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	466,329	11,742,164
Series F, Pfd., 5.75% (Bermuda)	233,684	6,353,868

		321,585,433

Thrifts & Mortgage Finance-1.19%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	482,016	14,098,968
Washington Federal, Inc., Series A, Pfd., 4.88%	274,489	7,230,040

		21,329,008

Trading Companies & Distributors-0.35%
Air Lease Corp., Series A, Pfd., 6.15%(c)	232,477	6,286,178

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $1,743,009,213)		1,795,950,237

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.56%
Invesco Private Government Fund, 0.02%(d)(e)(f)	19,235,543	19,235,543
Invesco Private Prime Fund, 0.11%(d)(e)(f)	44,864,988	44,882,934

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,118,477)		64,118,477

TOTAL INVESTMENTS IN SECURITIES-103.33% (Cost $1,807,127,690)		1,860,068,714
OTHER ASSETS LESS LIABILITIES-(3.33)%		(59,880,702)

NET ASSETS-100.00%		$1,800,188,012

Investment Abbreviations:

Pfd. -Preferred

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,481,962	$211,465,455	$(222,947,417)	$-	$-	$-	$1,281

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,670,665	31,441,387	(39,876,509)	-	-	19,235,543	1,534	*
Invesco Private Prime Fund	41,510,348	78,131,782	(74,759,196)	-	-	44,882,934	22,438	*

Total	$80,662,975	$321,038,624	$(337,583,122)	$-	$-	$64,118,477	$25,253

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Banks	58.05
Insurance	17.86
Capital Markets	13.09
Consumer Finance	7.29
Industry Types Each Less Than 3%	3.48
Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Banks-7.61%
Comerica, Inc.	227,747	$19,378,992
Huntington Bancshares, Inc.	1,137,901	17,910,562
United Bankshares, Inc.(b)	485,173	17,946,549
WesBanco, Inc.	514,378	17,884,923

		73,121,026

Beverages-1.40%
Coca-Cola Co. (The)	239,464	13,498,586

Capital Markets-3.53%
Franklin Resources, Inc.(b)	482,453	15,192,445
Lazard Ltd., Class A	382,733	18,750,090

		33,942,535

Commercial Services & Supplies-1.52%
HNI Corp.(b)	391,879	14,656,275

Containers & Packaging-1.34%
International Paper Co.	259,684	12,898,504

Diversified Telecommunication Services-5.42%
AT&T, Inc.	1,265,391	31,963,776
Verizon Communications, Inc.	379,523	20,110,924

		52,074,700

Electric Utilities-12.19%
ALLETE, Inc.	252,318	15,527,650
Duke Energy Corp.	162,015	16,527,150
Edison International	358,896	22,585,325
OGE Energy Corp.	587,308	20,009,583
PPL Corp.(b)	881,436	25,385,357
Southern Co. (The)	275,255	17,153,892

		117,188,957

Food & Staples Retailing-1.63%
Walgreens Boots Alliance, Inc.	333,878	15,698,944

Food Products-4.75%
Flowers Foods, Inc.(b)	644,156	15,942,861
JM Smucker Co. (The)	110,350	13,557,601
Kellogg Co.(b)	263,887	16,176,273

		45,676,735

Gas Utilities-5.49%
National Fuel Gas Co.	305,022	17,517,414
Northwest Natural Holding Co.	331,758	14,958,968
South Jersey Industries, Inc.(b)	893,565	20,337,539

		52,813,921

Health Care Providers & Services-1.61%
Cardinal Health, Inc.	323,469	15,465,053

Household Durables-1.54%
Leggett & Platt, Inc.(b)	316,446	14,825,495

Household Products-1.43%
Kimberly-Clark Corp.	106,460	13,785,505

Industrial Conglomerates-1.32%
3M Co.	71,279	12,736,132

Insurance-9.21%
Mercury General Corp.(b)	324,265	17,669,200
Old Republic International Corp.	588,671	15,205,372
Principal Financial Group, Inc.(b)	241,835	16,224,710

	Shares	Value
Insurance-(continued)
Prudential Financial, Inc.	185,639	$20,429,572
Unum Group	745,527	18,988,573

		88,517,427

IT Services-1.98%
International Business Machines Corp.	151,881	19,000,313

Multi-Utilities-5.39%
Avista Corp.	436,781	17,388,252
Consolidated Edison, Inc.	248,283	18,720,538
NorthWestern Corp.(b)	275,906	15,688,015

		51,796,805

Oil, Gas & Consumable Fuels-14.03%
Chevron Corp.	256,915	29,414,198
Exxon Mobil Corp.	535,499	34,523,621
ONEOK, Inc.	620,176	39,455,597
Valero Energy Corp.	407,773	31,533,086

		134,926,502

Pharmaceuticals-3.28%
Merck & Co., Inc.	194,210	17,100,190
Pfizer, Inc.	329,774	14,424,315

		31,524,505

Road & Rail-1.45%
Ryder System, Inc.	163,604	13,898,160

Thrifts & Mortgage Finance-3.02%
Northwest Bancshares, Inc.	2,104,601	29,043,494

Tobacco-7.60%
Altria Group, Inc.	623,631	27,508,363
Philip Morris International, Inc.	206,951	19,565,148
Universal Corp.	552,020	25,944,940

		73,018,451

Trading Companies & Distributors-1.69%
MSC Industrial Direct Co., Inc., Class A	193,504	16,267,881

Wireless Telecommunication Services-1.49%
Telephone & Data Systems, Inc.	764,362	14,324,144

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $871,812,735)		960,700,050

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.50%
Invesco Private Government Fund, 0.02%(c)(d)(e)	15,856,382	15,856,382
Invesco Private Prime Fund, 0.11%(c)(d)(e)	36,983,432	36,998,226

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,854,607)		52,854,608

TOTAL INVESTMENTS IN SECURITIES-105.42% (Cost $924,667,342)		1,013,554,658
OTHER ASSETS LESS LIABILITIES-(5.42)%		(52,142,605)

NET ASSETS-100.00%		$961,412,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)–(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency
Portfolio, Institutional Class	$-	$16,224,099	$(16,224,099)	$-	$-	$-	$99

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,776,139	91,731,900	(83,651,657)	-	-	15,856,382	593	*
Invesco Private Prime Fund	11,664,209	168,802,505	(143,468,489)	1	-	36,998,226	8,838	*

Total	$19,440,348	$276,758,504	$(243,344,245)	$1	$-	$52,854,608	$9,530

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Oil, Gas & Consumable Fuels	14.03
Electric Utilities	12.19
Insurance	9.21
Banks	7.61
Tobacco	7.60
Gas Utilities	5.49
Diversified Telecommunication Services	5.42
Multi-Utilities	5.39
Food Products	4.75
Capital Markets	3.53
Pharmaceuticals	3.28
Thrifts & Mortgage Finance	3.02
Industry Types Each Less Than 3%	18.40
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Dividend AchieversTM ETF (PID)

October 31, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.64%
Brazil-3.17%
Cia Paranaense de Energia, ADR(a)(b)	3,840,904	$19,627,019

Canada-69.08%
Agnico Eagle Mines Ltd.	188,575	10,003,904
Algonquin Power & Utilities Corp.(b)	1,175,013	16,955,438
Bank of Montreal(b)	150,078	16,284,964
Bank of Nova Scotia (The)	329,199	21,582,286
BCE, Inc.	443,777	22,841,202
Brookfield Asset Management, Inc., Class A	73,273	4,424,956
Brookfield Infrastructure Partners L.P.	281,606	16,566,881
Brookfield Renewable Partners L.P.	325,876	13,067,628
Canadian Imperial Bank of Commerce	154,083	18,684,105
Canadian National Railway Co.	60,564	8,049,561
Canadian Natural Resources Ltd.	575,878	24,480,574
Canadian Pacific Railway Ltd.(b)	56,067	4,339,586
Enbridge, Inc.	615,565	25,767,551
FirstService Corp.	8,952	1,789,684
Fortis, Inc.	339,712	15,120,581
Franco-Nevada Corp.	22,630	3,232,243
Imperial Oil Ltd.(b)	470,499	15,940,506
Magna International, Inc.	120,954	9,833,560
Manulife Financial Corp.	1,046,032	20,387,164
Open Text Corp.	115,178	5,799,212
Pembina Pipeline Corp.(b)	794,672	26,295,696
Restaurant Brands International, Inc.(b)	226,999	12,857,223
Ritchie Bros. Auctioneers, Inc.	103,524	7,075,865
Royal Bank of Canada	143,136	14,887,575
Stantec, Inc.	95,645	5,289,169
Sun Life Financial, Inc.	294,586	16,782,564
TC Energy Corp.	509,650	27,572,065
TELUS Corp.(b)	817,226	18,755,337
TFI International, Inc.	30,700	3,402,481
Toronto-Dominion Bank (The)	261,621	18,970,139

		427,039,700

Colombia-1.63%
Bancolombia S.A., ADR	280,286	10,070,676

France-2.62%
Sanofi, ADR	320,590	16,167,354

Germany-2.36%
Fresenius Medical Care AG & Co. KGaA, ADR	245,303	8,151,418
SAP SE, ADR	44,674	6,467,902

		14,619,320

India-1.27%
Infosys Ltd., ADR	284,824	6,345,879
Reliance Industries Ltd., GDR(c)	21,918	1,490,424

		7,836,303

Ireland-1.42%
CRH PLC, ADR	182,790	8,762,953

	Shares	Value
Mexico-2.35%
America Movil S.A.B. de C.V., Class L, ADR	450,544	$8,010,672
Fomento Economico Mexicano, S.A.B. de
C.V., ADR	79,272	6,515,366

		14,526,038

Switzerland-2.73%
Logitech International S.A., Class R(b)	37,138	3,083,568
Novartis AG, ADR	167,026	13,823,072

		16,906,640

Taiwan-1.29%
Silicon Motion Technology Corp., ADR	111,927	7,992,707

United Kingdom-10.42%
Diageo PLC, ADR	48,472	9,678,404
Linde PLC	18,218	5,815,185
National Grid PLC, ADR(b)	360,871	23,124,614
RELX PLC, ADR	328,363	10,241,642
Unilever PLC, ADR	289,993	15,537,825

		64,397,670

United States-1.30%
Amdocs Ltd.	103,278	8,039,160

Total Common Stocks & Other Equity Interests
(Cost $513,248,303)		615,985,540

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d) (Cost $116,801)	116,801	116,801

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $513,365,104)		616,102,341

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.59%
Invesco Private Government Fund, 0.02%(a)(d)(e)	25,200,694	25,200,694
Invesco Private Prime Fund, 0.11%(a)(d)(e)	58,778,107	58,801,618

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,002,312)		84,002,312

TOTAL INVESTMENTS IN SECURITIES-113.25% (Cost $597,367,416)		700,104,653
OTHER ASSETS LESS LIABILITIES-(13.25)%		(81,918,196)

NET ASSETS-100.00%		$618,186,457

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government &
Agency Portfolio, Institutional
Class	$-	$10,893,653	$(10,776,852)	$-	$-	$116,801	$46

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government
Fund	21,104,517	257,088,790	(252,992,613)	-	-	25,200,694	1,785	*
Invesco Private Prime Fund	31,790,276	449,507,178	(422,495,836)	-	-	58,801,618	25,986	*

Investments in Other Affiliates:
Cia Paranaense de Energia,
ADR**	19,434,900	3,440,211	(1,898,682)	(1,272,202)	(77,208)	19,627,019	1,761,614

Total	$72,329,693	$720,929,832	$(688,163,983)	$(1,272,202)	$(77,208)	$103,746,132	$1,789,431

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of October 31, 2021, this security was not considered as an affiliate of the Fund.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2021 represented less than 1% of the Fund’s Net Assets.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	22.99
Energy	19.66
Utilities	16.89
Communication Services	8.03
Industrials	6.21
Health Care	6.17
Information Technology	6.10
Consumer Staples	5.13
Materials	4.50
Consumer Discretionary	3.67
Real Estate	0.29
Money Market Funds Plus Other Assets Less Liabilities	0.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

(This Page Intentionally Left Blank)

21

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF ETF (DJD)	Invesco Financial Preferred ETF (PGF)
Assets:
Unaffiliated investments in securities, at value(a)	$1,808,708,353	$701,928,060	$174,103,169	$1,795,950,237
Affiliated investments in securities, at value	154,794,413	12,938,288	79,177	64,118,477
Cash	-	-	-	-
Foreign currencies, at value	-	-	-	-
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends	708,822	936,604	249,190	5,513,230
Securities lending	17,103	651	-	75,946
Investments sold	25,241,840	44,184	-	6,629,967
Investments sold - affiliated broker	27,119,490	-	-	-
Foreign tax reclaims	-	-	-	-
Other assets	-	-	-	2,069

Total assets	2,016,590,021	715,847,787	174,431,536	1,872,289,926

Liabilities:
Due to custodian	671	-	-	4,018,548
Payable for:
Investments purchased	13,829,685	-	-	2,000,000
Investments purchased - affiliated broker	38,606,509	-	-	-
Collateral upon return of securities loaned	152,843,146	12,559,701	-	64,118,477
Collateral upon receipt of securities in-kind	-	-	-	-
Accrued unitary management fees	-	-	10,189	-
Accrued advisory fees	697,020	230,740	-	762,452
Accrued trustees’ and officer’s fees	188,735	84,290	-	267,402
Accrued expenses	1,374,256	469,648	-	935,035

Total liabilities	207,540,022	13,344,379	10,189	72,101,914

Net Assets	$1,809,049,999	$702,503,408	$174,421,347	$1,800,188,012

Net assets consist of:
Shares of beneficial interest	$1,868,939,703	$543,059,717	$168,908,049	$1,786,487,474
Distributable earnings (loss)	(59,889,704)	159,443,691	5,513,298	13,700,538

Net Assets	$1,809,049,999	$702,503,408	$174,421,347	$1,800,188,012

Shares outstanding (unlimited amount authorized, $0.01 par value)	19,200,000	18,370,000	3,950,000	95,200,000
Net asset value	$94.22	$38.24	$44.16	$18.91

Market price	$94.25	$38.23	$44.15	$18.96

Unaffiliated investments in securities, at cost	$1,777,376,009	$533,317,317	$166,788,936	$1,743,009,213

Affiliated investments in securities, at cost	$154,794,412	$12,938,288	$79,177	$64,118,477

Foreign currencies, at cost	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$148,475,854	$12,297,634	$-	$62,460,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)

$960,700,050	$615,985,540
52,854,608	84,119,113
-	9,927
-	302,454

-	969,331

2,525,076	2,235,110
2,600	22,160
-	-
-	-
-	378,124
-	-

1,016,082,334	704,021,759

681,326	-

-	-
-	-
52,854,607	84,002,312
-	969,331
-	-
326,552	206,933
110,629	165,541
697,167	491,185

54,670,281	85,835,302

$961,412,053	$618,186,457

$1,041,710,295	$938,556,304
(80,298,242)	(320,369,847)

$961,412,053	$618,186,457

47,240,000	33,710,000
$20.35	$18.34

$20.36	$18.36

$871,812,735	$513,248,303

$52,854,607	$84,119,113

$-	$302,451

$51,707,742	$81,154,320

23

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$11,157,159	$7,868,326	$2,545,471	$46,293,541	$23,961,227	$10,527,276
Affiliated dividend income	233	95	16	1,281	99	1,761,660
Securities lending income	96,846	2,799	-	325,560	10,644	193,667
Foreign withholding tax	(18,086)	(1,374)	-	-	-	(1,267,771)

Total investment income	11,236,152	7,869,846	2,545,487	46,620,382	23,971,970	11,214,832

Expenses:
Unitary management fees	-	-	59,169	-	-	-
Advisory fees	4,481,669	1,321,217	-	4,579,379	1,951,466	1,217,305
Sub-licensing fees	896,327	330,301	-	573,191	487,862	304,324
Accounting & administration fees	24,915	20,156	-	60,174	25,431	21,247
Custodian & transfer agent fees	3,007	10,097	-	5,322	2,285	(10,158)
Trustees’ and officer’s fees	21,155	10,798	-	24,558	13,611	13,871
Tax expenses	-	-	-	-	-	5,441
Other expenses	94,011	30,512	-	61,244	41,281	50,025

Total expenses	5,521,084	1,723,081	59,169	5,303,868	2,521,936	1,602,055

Less: Waivers	(9,646)	(1,110)	-	(52)	(6)	(1)

Net expenses	5,511,438	1,721,971	59,169	5,303,816	2,521,930	1,602,054

Net investment income	5,724,714	6,147,875	2,486,318	41,316,566	21,450,040	9,612,778

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,185,209	(411,019)	(440,646)	(6,177,625)	(1,151,348)	(1,399,680)
Affiliated investment securities	-	-	-	-	-	(77,208)
In-kind redemptions	300,090,933	8,757,147	4,846,470	6,621,171	10,036,830	14,757,101
Foreign currencies	-	-	-	-	-	10,150

Net realized gain	303,276,142	8,346,128	4,405,824	443,546	8,885,482	13,290,363

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(220,908,895)	33,786,844	(2,285,057)	1,906,716	(27,735,261)	22,855,304
Affiliated investment securities	-	-	-	-	1	(1,272,202)
Foreign currencies	-	-	-	-	-	(2,559)

Change in net unrealized appreciation (depreciation)	(220,908,895)	33,786,844	(2,285,057)	1,906,716	(27,735,260)	21,580,543

Net realized and unrealized gain (loss)	82,367,247	42,132,972	2,120,767	2,350,262	(18,849,778)	34,870,906

Net increase in net assets resulting from operations	$88,091,961	$48,280,847	$4,607,085	$43,666,828	$2,600,262	$44,483,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income	$5,724,714	$11,596,604	$6,147,875	$8,817,015
Net realized gain	303,276,142	64,384,508	8,346,128	39,585,321
Change in net unrealized appreciation (depreciation)	(220,908,895)	385,148,180	33,786,844	82,105,736

Net increase in net assets resulting from operations	88,091,961	461,129,292	48,280,847	130,508,072

Distributions to Shareholders from:
Distributable earnings	(6,997,960)	(12,637,498)	(5,959,655)	(8,438,801)

Shareholder Transactions:
Proceeds from shares sold	1,607,750,145	1,106,271,086	61,348,250	294,790,443
Value of shares repurchased	(1,723,913,569)	(428,974,237)	(16,120,572)	(108,684,883)

Net increase (decrease) in net assets resulting from share transactions	(116,163,424)	677,296,849	45,227,678	186,105,560

Net increase (decrease) in net assets	(35,069,423)	1,125,788,643	87,548,870	308,174,831

Net assets:
Beginning of period	1,844,119,422	718,330,779	614,954,538	306,779,707

End of period	$1,809,049,999	$1,844,119,422	$702,503,408	$614,954,538

Changes in Shares Outstanding:
Shares sold	17,470,000	14,260,000	1,670,000	9,080,000
Shares repurchased	(19,310,000)	(6,420,000)	(430,000)	(3,200,000)
Shares outstanding, beginning of period	21,040,000	13,200,000	17,130,000	11,250,000

Shares outstanding, end of period	19,200,000	21,040,000	18,370,000	17,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)		Invesco International Dividend AchieversTM ETF (PID)
Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$2,486,318	$3,633,393	$41,316,566	$83,498,049	$21,450,040	$29,950,694	$9,612,778	$16,493,227
4,405,824	11,978,545	443,546	4,291,586	8,885,482	379,145	13,290,363	15,915,337
(2,285,057)	16,731,202	1,906,716	62,606,987	(27,735,260)	273,929,888	21,580,543	169,048,065

4,607,085	32,343,140	43,666,828	150,396,622	2,600,262	304,259,727	44,483,684	201,456,629

(2,223,385)	(3,862,239)	(41,718,865)	(82,544,541)	(18,846,324)	(32,331,907)	(10,219,552)	(18,541,664)

42,937,726	152,412,394	57,264,845	502,248,151	95,388,082	347,215,806	51,117,552	76,561,774
(25,658,325)	(142,243,228)	(86,111,967)	(205,602,674)	(47,209,036)	(320,602,135)	(46,765,401)	(190,158,904)

17,279,401	10,169,166	(28,847,122)	296,645,477	48,179,046	26,613,671	4,352,151	(113,597,130)

19,663,101	38,650,067	(26,899,159)	364,497,558	31,932,984	298,541,491	38,616,283	69,317,835

154,758,246	116,108,179	1,827,087,171	1,462,589,613	929,479,069	630,937,578	579,570,174	510,252,339

$174,421,347	$154,758,246	$1,800,188,012	$1,827,087,171	$961,412,053	$929,479,069	$618,186,457	$579,570,174

970,000	3,920,000	3,000,000	26,550,000	4,510,000	17,700,000	2,800,000	4,560,000
(580,000)	(3,860,000)	(4,500,000)	(10,900,000)	(2,270,000)	(17,100,000)	(2,630,000)	(13,120,000)
3,560,000	3,500,000	96,700,000	81,050,000	45,000,000	44,400,000	33,540,000	42,100,000

3,950,000	3,560,000	95,200,000	96,700,000	47,240,000	45,000,000	33,710,000	33,540,000

27

Financial Highlights

Invesco BuyBack AchieversTM ETF (PKW)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$87.65		$54.42	$63.60	$56.93	$52.20	$45.67

Net investment income(a)	0.29		0.88	1.01	0.73	0.55	0.51
Net realized and unrealized gain (loss) on investments	6.59		33.35	(9.13)	6.67	4.64	6.70

Total from investment operations	6.88		34.23	(8.12)	7.40	5.19	7.21

Distributions to shareholders from:
Net investment income	(0.31)		(1.00)	(1.06)	(0.73)	(0.46)	(0.68)

Net asset value at end of period	$94.22		$87.65	$54.42	$63.60	$56.93	$52.20

Market price at end of period(b)	$94.25		$87.72	$54.45	$63.62	$56.95	$52.19

Net Asset Value Total Return(c)	7.87%		63.54%	(12.81)%	13.16%	9.95%	15.92%
Market Price Total Return(c)	7.82%		63.58%	(12.79)%	13.16%	10.02%	15.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,809,050		$1,844,119	$718,331	$1,313,404	$1,312,224	$1,362,381
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.64%	0.62%	0.62%	0.63%	0.63%
Expenses, prior to Waivers	0.62	%(d)	-%	-%	-%	-%	-%
Net investment income	0.64	%(d)	1.27%	1.60%	1.25%	0.99%	1.05%
Portfolio turnover rate(e)	9%		93%	56%	76%	66%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco Dividend AchieversTM ETF (PFM)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$35.90		$27.27	$28.52	$25.22	$23.96	$21.75

Net investment income(a)	0.35		0.62	0.61	0.59	0.54	0.50
Net realized and unrealized gain (loss) on investments	2.33		8.61	(1.20)	3.29	1.24	2.25

Total from investment operations	2.68		9.23	(0.59)	3.88	1.78	2.75

Distributions to shareholders from:
Net investment income	(0.34)		(0.60)	(0.66)	(0.58)	(0.52)	(0.54)

Net asset value at end of period	$38.24		$35.90	$27.27	$28.52	$25.22	$23.96

Market price at end of period(b)	$38.23		$35.90	$27.31	$28.52	$25.24	$23.99

Net Asset Value Total Return(c)	7.51%		34.21%	(2.04)%	15.63%	7.42%	12.80%
Market Price Total Return(c)	7.48%		34.02%	(1.89)%	15.53%	7.37%	12.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$702,503		$614,955	$306,780	$299,475	$285,010	$313,895
Ratio to average net assets of:
Expenses	0.52	%(d)	0.53%	0.53%	0.54%	0.55%	0.55%
Net investment income	1.86	%(d)	1.97%	2.13%	2.22%	2.15%	2.17%
Portfolio turnover rate(e)	1%		28%	20%	13%	5%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Six Months Ended October 31, 2021		Years Ended April 30,				Eight Months Ended April 30, 2018		Year Ended August 31, 2017	For the Period December 16, 2015(a) Through August 31, 2016
	(Unaudited)		2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$43.47		$33.17	$36.98		$33.32	$31.07		$27.55	$25.35

Net investment income(b)	0.65		1.27	1.10		0.91	0.49		0.83	0.53
Net realized and unrealized gain (loss) on investments	0.63		10.40	(3.80)		3.74	2.37		3.55	2.05

Total from investment operations	1.28		11.67	(2.70)		4.65	2.86		4.38	2.58

Distributions to shareholders from:
Net investment income	(0.59)		(1.37)	(1.11)		(0.99)	(0.53)		(0.86)	(0.38)
Net realized gains	—		—	—		—	(0.08)		—	—

Total distributions	(0.59)		(1.37)	(1.11)		(0.99)	(0.61)		(0.86)	(0.38)

Net asset value at end of period	$44.16		$43.47	$33.17		$36.98	$33.32		$31.07	$27.55

Market price at end of period	$44.15	(c)	$43.52 (c)	$33.21	(c)	37.02 (c)	$33.35	(c)	$31.10	$27.52

Net Asset Value Total Return(d)	2.99%		36.03%	(7.33)%		14.24%	9.23%		16.13%	10.27%
Market Price Total Return(d)	2.85%		36.03%	(7.32)%		14.25%	9.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$174,421		$154,758	$116,108		$73,967	$14,994		$10,875	$2,755
Ratio to average net assets of:
Expenses, after Waivers	0.07	%(e)	0.07%	0.08	%(f)	0.09%	0.30	%(e)	0.30%	0.30	%(e)
Expenses, prior to Waivers	0.07	%(e)	0.07%	0.08	%(f)	0.10%	0.30	%(e)	0.30%	0.30	%(e)
Net investment income	2.94	%(e)	3.43%	3.04	%(f)	2.62%	2.25	%(e)	2.80%	2.86	%(e)
Portfolio turnover rate(g)	6%		50%	14%		20%	19%		3%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco Financial Preferred ETF (PGF)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$18.89		$18.05	$18.33	$18.32	$18.87	$18.80

Net investment income(a)	0.43		0.94	0.94	0.97	0.99	1.03
Net realized and unrealized gain (loss) on investments	0.03		0.82	(0.27)	0.05	(0.53)	0.07

Total from investment operations	0.46		1.76	0.67	1.02	0.46	1.10

Distributions to shareholders from:
Net investment income	(0.44)		(0.92)	(0.95)	(1.01)	(1.01)	(1.03)

Net asset value at end of period	$18.91		$18.89	$18.05	$18.33	$18.32	$18.87

Market price at end of period(b)	$18.96		$18.96	$18.07	$18.35	$18.31	$18.87

Net Asset Value Total Return(c)	2.44%		9.94%	3.78%	5.79%	2.43%	6.06%
Market Price Total Return(c)	2.33%		10.22%	3.77%	5.97%	2.37%	5.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,800,188		$1,827,087	$1,462,590	$1,385,773	$1,565,028	$1,672,911
Ratio to average net assets of:
Expenses	0.58	%(d)	0.62%	0.61%	0.62%	0.63%	0.63%
Net investment income	4.51	%(d)	5.02%	5.10%	5.35%	5.26%	5.48%
Portfolio turnover rate(e)	15%		23%	31%	21%	5%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights–(continued)

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$20.66		$14.21	$18.25	$17.12	$17.01	$14.90

Net investment income(a)	0.46		0.69	0.75	0.63	0.62	0.52
Net realized and unrealized gain (loss) on investments	(0.37)		6.51	(4.03)	1.17	0.14	2.12

Total from investment operations	0.09		7.20	(3.28)	1.80	0.76	2.64

Distributions to shareholders from:
Net investment income	(0.40)		(0.75)	(0.76)	(0.67)	(0.65)	(0.53)

Net asset value at end of period	$20.35		$20.66	$14.21	$18.25	$17.12	$17.01

Market price at end of period(b)	$20.36		$20.65	$14.24	$18.26	$17.12	$17.02

Net Asset Value Total Return(c)	0.46%		52.20%	(18.57)%	10.79%	4.48%	17.95%
Market Price Total Return(c)	0.55%		51.80%	(18.44)%	10.86%	4.42%	17.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$961,412		$929,479	$630,938	$834,224	$763,400	$984,725
Ratio to average net assets of:
Expenses	0.52	%(d)	0.53%	0.52%	0.53%	0.54%	0.54%
Net investment income	4.40	%(d)	4.20%	4.30%	3.58%	3.63%	3.23%
Portfolio turnover rate(e)	11%		74%	51%	50%	38%	49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco International Dividend AchieversTM ETF (PID)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$17.28		$12.12	$16.44	$15.92	$15.09	$14.66

Net investment income(a)	0.29		0.45	0.61	0.58	0.56	0.44
Net realized and unrealized gain (loss) on investments	1.07		5.21	(4.20)	0.48	0.87	0.56

Total from investment operations	1.36		5.66	(3.59)	1.06	1.43	1.00

Distributions to shareholders from:
Net investment income	(0.30)		(0.50)	(0.73)	(0.54)	(0.60)	(0.57)

Net asset value at end of period	$18.34		$17.28	$12.12	$16.44	$15.92	$15.09

Market price at end of period(b)	$18.36		$17.25	$12.07	$16.45	$15.91	$15.09

Net Asset Value Total Return(c)	7.96%		47.87%	(22.71)%	6.99%	9.57%	7.12%
Market Price Total Return(c)	8.27%		48.23%	(23.07)%	7.13%	9.50%	7.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$618,186		$579,570	$510,252	$766,283	$862,878	$811,780
Ratio to average net assets of:
Expenses	0.53	%(d)	0.56%	0.53%	0.54%	0.55%	0.56%
Net investment income	3.16	%(d)	3.18%	3.92%	3.70%	3.52%	3.01%
Portfolio turnover rate(e)	14%		69%	45%	47%	55%	61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BuyBack AchieversTM ETF (PKW)	“BuyBack AchieversTM ETF”

Invesco Dividend AchieversTM ETF (PFM)	“Dividend AchieversTM ETF”

Invesco Dow Jones Industrial Average Dividend ETF (DJD)	“Dow Jones Industrial Average Dividend ETF”

Invesco Financial Preferred ETF (PGF)	“Financial Preferred ETF”

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	“High Yield Equity Dividend AchieversTM ETF”

Invesco International Dividend AchieversTM ETF (PID)	“International Dividend AchieversTM ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index

Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index

Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted

Financial Preferred ETF	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index

High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index

International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

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withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses,

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including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with Invesco.

J.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the

37

securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies

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in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

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The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for BuyBack Achievers™ ETF and Financial Preferred ETF) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2023. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2023. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM ETF	$9,646

Dividend AchieversTM ETF	1,110

Dow Jones Industrial Average Dividend ETF	-

Financial Preferred ETF	52

High Yield Equity Dividend AchieversTM ETF	6

International Dividend AchieversTM ETF	1

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Fund, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2021 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring 4/30/25

Dividend AchieversTM ETF	$1,107	$1,107

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

BuyBack AchieversTM ETF	Nasdaq, Inc.

Dividend AchieversTM ETF	Nasdaq, Inc.

Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC

Financial Preferred ETF	ICE Data Indices, LLC

High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.

International Dividend AchieversTM ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

40

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

BuyBack AchieversTM ETF	$18,900

Dividend AchieversTM ETF	354

Dow Jones Industrial Average Dividend ETF	1,140

High Yield Equity Dividend AchieversTM ETF	7,983

International Dividend AchieversTM ETF	202

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended October 31, 2021, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains*

Dow Jones Industrial Average Dividend ETF	$-	$414,585	$35,129

*	Net realized gains from securities sold to affiliates are included in net realized gain from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021, for each Fund (except for Dow Jones Industrial Average Dividend ETF). As of October 31, 2021, all of the securities in Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2		Level 3	Total
BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,808,708,353	$		$-	$1,808,708,353
Money Market Funds	1,951,266		152,843,147	-	154,794,413

Total Investments	$1,810,659,619		$152,843,147	$-	$1,963,502,766

41

	Level 1	Level 2	Level 3	Total
Dividend AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$701,928,060	$-	$-	$701,928,060

Money Market Funds	378,587	12,559,701	-	12,938,288

Total Investments	$702,306,647	$12,559,701	$-	$714,866,348

Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,795,950,237	$-	$-	$1,795,950,237
Money Market Funds	-	64,118,477	-	64,118,477

Total Investments	$1,795,950,237	$64,118,477	$-	$1,860,068,714

High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$960,700,050	$-	$-	$960,700,050
Money Market Funds	-	52,854,608	-	52,854,608

Total Investments	$960,700,050	$52,854,608	$-	$1,013,554,658

International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$615,985,540	$-	$-	$615,985,540
Money Market Funds	116,801	84,002,312	-	84,119,113

Total Investments	$616,102,341	$84,002,312	$-	$700,104,653

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BuyBack AchieversTM ETF	$270,034,055	$117,998,460	$388,032,515

Dividend AchieversTM ETF	1,292,960	6,289,730	7,582,690

Dow Jones Industrial Average Dividend ETF	952,623	3,607,507	4,560,130

Financial Preferred ETF	5,621,368	28,366,908	33,988,276

High Yield Equity Dividend AchieversTM ETF	30,478,043	138,597,122	169,075,165

International Dividend AchieversTM ETF	185,692,966	244,925,411	430,618,377

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BuyBack AchieversTM ETF	$160,889,937	$161,588,985

Dividend AchieversTM ETF	8,550,676	7,863,272

Dow Jones Industrial Average Dividend ETF	10,890,876	10,325,641

Financial Preferred ETF	276,024,194	279,520,867

High Yield Equity Dividend AchieversTM ETF	109,589,193	108,020,734

International Dividend AchieversTM ETF	86,230,181	86,972,895

42

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

BuyBack AchieversTM ETF	$1,605,943,025	$1,722,326,315

Dividend AchieversTM ETF	60,517,824	15,940,503

Dow Jones Industrial Average Dividend ETF	42,476,318	25,741,510

Financial Preferred ETF	55,635,917	83,829,098

High Yield Equity Dividend AchieversTM ETF	95,365,368	47,180,582

International Dividend AchieversTM ETF	51,108,379	47,241,877

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

BuyBack AchieversTM ETF	$119,632,044	$(94,211,293)	$25,420,751	$1,938,082,015

Dividend AchieversTM ETF	172,327,337	(15,058,985)	157,268,352	557,597,996

Dow Jones Industrial Average Dividend ETF	12,679,020	(7,314,683)	5,364,337	168,818,009

Financial Preferred ETF	60,093,698	(13,258,266)	46,835,432	1,813,233,282

High Yield Equity Dividend AchieversTM ETF	114,815,164	(37,435,064)	77,380,100	936,174,558

International Dividend AchieversTM ETF	112,630,035	(19,246,521)	93,383,514	606,721,139

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

43

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Dow Jones Industrial Average Dividend ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Dow Jones Industrial Average Dividend ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BuyBack AchieversTM ETF (PKW)

Actual	$1,000.00	$1,078.70	0.61%	$3.20

Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11

Invesco Dividend AchieversTM ETF (PFM)

Actual	1,000.00	1,075.10	0.52	2.72

Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

Actual	1,000.00	1,029.90	0.07	0.36

Hypothetical (5% return before expenses)	1,000.00	1,024.85	0.07	0.36

Invesco Financial Preferred ETF (PGF)

Actual	1,000.00	1,024.40	0.58	2.96

Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

Actual	1,000.00	1,004.60	0.52	2.63

Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65

44

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco International Dividend AchieversTM ETF (PID)

Actual	$1,000.00	$1,079.60	0.53%	$2.78

Hypothetical (5% return before expenses)	1,000.00	1,022.53	0.53	2.70

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

45

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2021
PWC	Invesco Dynamic Market ETF
PRF	Invesco FTSE RAFI US 1000 ETF
PRFZ	Invesco FTSE RAFI US 1500 Small-Mid ETF

2

Invesco Dynamic Market ETF (PWC)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-11.04%
Alphabet, Inc., Class A(b)	1,807	$5,350,383
Globalstar, Inc.(b)	1,105,051	1,823,334
Interpublic Group of Cos., Inc. (The)	39,402	1,440,931
Meta Platforms, Inc., Class A(b)	13,968	4,519,626
WideOpenWest, Inc.(b)	69,328	1,320,698

		14,454,972

Consumer Discretionary-13.22%
Academy Sports & Outdoors, Inc.(b)	12,806	547,841
Burlington Stores, Inc.(b)	8,552	2,362,832
Choice Hotels International, Inc.	4,306	605,510
Crocs, Inc.(b)	3,497	564,591
Dick’s Sporting Goods, Inc.(c)	4,615	573,229
Dillard’s, Inc., Class A(c)	2,442	564,444
Everi Holdings, Inc.(b)	21,978	527,472
Golden Entertainment, Inc.(b)	10,420	541,527
H&R Block, Inc.	19,923	459,624
Home Depot, Inc. (The)	9,107	3,385,436
Houghton Mifflin Harcourt Co.(b)	36,492	517,821
O’Reilly Automotive, Inc.(b)	4,936	3,071,771
Target Corp.	11,805	3,064,814
Tempur Sealy International, Inc.	11,570	514,518

		17,301,430

Consumer Staples-5.83%
Archer-Daniels-Midland Co.	6,423	412,614
Bunge Ltd.	5,068	469,499
Coca-Cola Consolidated, Inc.	963	386,548
Constellation Brands, Inc., Class A	12,360	2,679,772
Edgewell Personal Care Co.(c)	8,867	310,256
Philip Morris International, Inc.	26,632	2,517,789
Sanderson Farms, Inc.	1,988	376,627
United Natural Foods, Inc.(b)	10,954	475,294

		7,628,399

Energy-2.87%
Cheniere Energy, Inc.(b)	13,477	1,393,522
Delek Logistics Partners L.P.	6,197	311,461
Energy Transfer L.P	125,542	1,193,904
Plains GP Holdings L.P., Class A	25,150	274,135
Sunoco L.P.	6,822	276,223
Targa Resources Corp.	5,716	312,494

		3,761,739

Financials-11.52%
Ally Financial, Inc.	33,784	1,612,848
American Financial Group, Inc.	2,856	388,530
Ameris Bancorp	7,678	402,250
Athene Holding Ltd., Class A(b)	5,882	511,793
Brighthouse Financial, Inc.(b)	7,911	397,370
Capital One Financial Corp.	10,363	1,565,124
Enstar Group Ltd.(b)	1,585	365,786
Goldman Sachs Group, Inc. (The)	4,313	1,782,779
Great Western Bancorp, Inc.	12,006	408,804
Meta Financial Group, Inc.	7,566	419,459
MetLife, Inc.	28,565	1,793,882
Navient Corp.	17,071	336,299
PacWest Bancorp	8,950	424,857

	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	19,233	$1,896,181
Santander Consumer USA Holdings, Inc.	9,070	378,219
SLM Corp.	20,623	378,432
Synchrony Financial	35,096	1,630,209
Trustmark Corp.	12,336	392,408

		15,085,230

Health Care-12.48%
AbCellera Biologics, Inc. (Canada)(b)(c)	28,110	441,608
agilon health, inc.(b)(c)	13,501	330,775
Alignment Healthcare, Inc.(b)(c)	26,851	533,261
AMN Healthcare Services, Inc.(b)	4,478	441,979
Charles River Laboratories International, Inc.(b)	7,198	3,229,599
Doximity, Inc., Class A(b)(c)	5,426	376,998
Dynavax Technologies Corp.(b)(c)	31,695	632,949
Innovage Holding Corp.(b)	32,271	213,634
Laboratory Corp. of America Holdings(b)	10,185	2,923,299
Moderna, Inc.(b)	7,791	2,689,531
Organon & Co.	14,462	531,478
Privia Health Group, Inc.(b)	15,900	408,630
Signify Health, Inc., Class A(b)(c)	18,501	297,311
Tenet Healthcare Corp.(b)	6,598	472,813
Waters Corp.(b)	7,649	2,811,390

		16,335,255

Industrials-9.27%
Beacon Roofing Supply, Inc.(b)	8,776	463,987
Boise Cascade Co.	8,003	453,130
CNH Industrial N.V. (United Kingdom)	168,463	2,882,402
Cornerstone Building Brands, Inc.(b)	27,392	391,979
Eaton Corp. PLC	16,281	2,682,457
Herc Holdings, Inc.	3,542	644,786
MYR Group, Inc.(b)	4,380	447,417
Pentair PLC	5,626	416,155
Ryder System, Inc.	5,748	488,293
Textron, Inc.	37,980	2,804,823
ZIM Integrated Shipping Services Ltd. (Israel)	8,999	460,929

		12,136,358

Information Technology-28.96%
Applied Materials, Inc.	39,094	5,342,195
Arrow Electronics, Inc.(b)	8,356	967,207
Camtek Ltd. (Israel)(b)	25,183	978,863
CommVault Systems, Inc.(b)	12,916	794,334
Conduent, Inc.(b)	144,864	977,832
Dell Technologies, Inc., Class C(b)	51,008	5,610,370
DXC Technology Co.(b)	27,268	888,119
EPAM Systems, Inc.(b)	8,114	5,462,669
Fortinet, Inc.(b)	17,138	5,764,195
Gartner, Inc.(b)	3,326	1,103,933
Jabil, Inc.	16,714	1,002,171
Kulicke & Soffa Industries, Inc. (Singapore)(c)	15,455	880,935
McAfee Corp., Class A	37,213	795,242
Motorola Solutions, Inc.	21,489	5,341,951
Perficient, Inc.(b)(c)	9,189	1,135,760
Western Digital Corp.(b)	16,475	861,478

		37,907,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Market ETF (PWC)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Materials-2.55%
Louisiana-Pacific Corp.	6,004	$353,816
Nucor Corp.	20,594	2,299,320
Steel Dynamics, Inc.	5,093	336,545
United States Steel Corp.	13,010	343,334

		3,333,015

Utilities-2.26%
Duke Energy Corp.	20,653	2,106,813
NRG Energy, Inc.	10,588	422,355
UGI Corp.	10,049	436,227

		2,965,395

Total Common Stocks & Other Equity Interests (Cost $124,996,348)		130,909,047

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $116,862)	116,862	116,862

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $125,113,210)		131,025,909

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.47%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,538,869	$1,538,869
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,310,193	4,311,917

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,850,786)		5,850,786

TOTAL INVESTMENTS IN SECURITIES-104.56% (Cost $130,963,996)		136,876,695
OTHER ASSETS LESS LIABILITIES-(4.56)%		(5,971,000)

NET ASSETS-100.00%		$130,905,695

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 106,010	$ 1,243,970	$ (1,233,118)	$-	$-	$ 116,862	$ 16

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	4,477,964	16,201,917	(19,141,012)	-	-	1,538,869	123	*

Invesco Private Prime Fund	6,716,946	36,175,831	(38,580,860)	-	-	4,311,917	2,011	*

Total	$11,300,920	$53,621,718	$(58,954,990)	$-	$-	$5,967,648	$2,150

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Market ETF (PWC)–(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Information Technology	28.96

Consumer Discretionary	13.22

Health Care	12.48

Financials	11.52

Communication Services	11.04

Industrials	9.27

Consumer Staples	5.83

Sector Types Each Less Than 3%	7.68

Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE RAFI US 1000 ETF (PRF)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-7.95%
Activision Blizzard, Inc.	43,907	$3,433,088
Alphabet, Inc., Class A(b)	16,037	47,484,274
Alphabet, Inc., Class C(b)	15,531	46,055,783
Altice USA, Inc., Class A(b)(c)	76,142	1,241,115
AMC Networks, Inc., Class A(b)(c)	13,630	542,338
AT&T, Inc.	2,942,210	74,320,224
Charter Communications, Inc., Class A(b)	19,990	13,491,051
Cinemark Holdings, Inc.(b)(c)	48,096	904,205
Comcast Corp., Class A	843,200	43,365,776
Discovery, Inc., Class A(b)(c)	22,395	524,939
Discovery, Inc., Class C(b)	44,766	1,009,921
DISH Network Corp., Class A(b)	83,825	3,442,693
EchoStar Corp., Class A(b)(c)	27,877	653,994
Electronic Arts, Inc.	20,187	2,831,227
Fox Corp., Class A	79,158	3,145,739
Fox Corp., Class B	37,246	1,376,612
Gray Television, Inc.	32,192	754,580
iHeartMedia, Inc., Class A(b)	49,253	954,523
Interpublic Group of Cos., Inc. (The)	101,196	3,700,738
Liberty Broadband Corp., Class A(b)	1,470	236,332
Liberty Broadband Corp., Class C(b)	8,285	1,345,898
Liberty Global PLC, Class A (United Kingdom)(b)(c)	83,706	2,405,710
Liberty Global PLC, Class C (United Kingdom)(b)	175,828	5,070,879
Liberty Latin America Ltd., Class A (Chile)(b)	14,405	173,148
Liberty Latin America Ltd., Class C (Chile)(b)(c)	48,102	578,667
Liberty Media Corp.-Liberty Formula One, Class A(b)	3,165	165,055
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	25,485	1,422,063
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	22,168	1,103,523
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	47,265	2,331,110
Lions Gate Entertainment Corp., Class A(b)(c)	16,503	213,714
Lions Gate Entertainment Corp., Class B(b)	31,906	361,176
Live Nation Entertainment, Inc.(b)	13,853	1,401,231
Lumen Technologies, Inc.(c)	762,701	9,045,634
Match Group, Inc.(b)	5,699	859,295
Meredith Corp.(b)(c)	26,085	1,519,190
Meta Platforms, Inc., Class A(b)	125,246	40,525,848
Netflix, Inc.(b)	6,903	4,765,210
News Corp., Class A	73,654	1,686,677
News Corp., Class B	22,761	513,488
Nexstar Media Group, Inc., Class A	7,482	1,121,776
Omnicom Group, Inc.	66,226	4,508,666
Sinclair Broadcast Group, Inc., Class A	20,239	528,845
Spotify Technology S.A.(b)	2,147	621,342
Take-Two Interactive Software, Inc.(b)	5,210	943,010
TEGNA, Inc.	52,351	1,029,221
Telephone & Data Systems, Inc.	64,951	1,217,182
T-Mobile US, Inc.(b)	67,524	7,767,286

	Shares	Value
Communication Services-(continued)
Twitter, Inc.(b)	29,243	$1,565,670
Verizon Communications, Inc.	1,169,570	61,975,514
ViacomCBS, Inc., Class B	89,812	3,252,991
Walt Disney Co. (The)(b)	179,142	30,287,538
Yandex N.V., Class A (Russia)(b)	14,104	1,168,375
Ziff Davis, Inc.(b)	5,943	762,309

		441,706,393

Consumer Discretionary-9.77%
Abercrombie & Fitch Co., Class A(b)(c)	28,592	1,130,528
Adient PLC(b)	49,662	2,066,932
Advance Auto Parts, Inc.	11,410	2,573,183
Amazon.com, Inc.(b)	13,306	44,873,554
American Axle & Manufacturing Holdings, Inc.(b)	116,308	1,056,077
American Eagle Outfitters, Inc.(c)	38,720	919,213
Aptiv PLC(b)	23,112	3,995,834
Aramark(c)	68,815	2,510,371
Asbury Automotive Group, Inc.(b)	7,613	1,489,940
Autoliv, Inc. (Sweden)	21,424	2,074,914
AutoNation, Inc.(b)	33,757	4,088,648
AutoZone, Inc.(b)	2,787	4,974,349
Bath & Body Works, Inc.	78,887	5,450,303
Bed Bath & Beyond, Inc.(b)(c)	76,965	1,080,589
Best Buy Co., Inc.	55,412	6,773,563
Big Lots, Inc.(c)	15,378	680,477
Bloomin’ Brands, Inc.(b)(c)	27,847	602,052
Booking Holdings, Inc.(b)	2,656	6,429,592
BorgWarner, Inc.	61,040	2,751,073
Bright Horizons Family Solutions, Inc.(b)	3,707	615,362
Brinker International, Inc.(b)	10,016	420,271
Brunswick Corp.	11,886	1,106,468
Burlington Stores, Inc.(b)(c)	5,245	1,449,141
Capri Holdings Ltd.(b)	33,065	1,760,381
CarMax, Inc.(b)	32,271	4,418,545
Carnival Corp.(b)(c)	193,985	4,298,708
Carter’s, Inc.(c)	9,601	945,891
Chipotle Mexican Grill, Inc.(b)	799	1,421,445
Cracker Barrel Old Country Store, Inc.(c)	7,137	950,434
D.R. Horton, Inc.	47,311	4,223,453
Dana, Inc.	60,981	1,353,168
Darden Restaurants, Inc.	18,246	2,629,978
Deckers Outdoor Corp.(b)	1,886	745,555
Designer Brands, Inc., Class A(b)(c)	49,253	666,393
Dick’s Sporting Goods, Inc.(c)	15,172	1,884,514
Dollar General Corp.	27,299	6,047,275
Dollar Tree, Inc.(b)	46,756	5,038,427
Domino’s Pizza, Inc.	2,252	1,101,160
eBay, Inc.	50,953	3,909,114
Expedia Group, Inc.(b)	17,270	2,839,361
Foot Locker, Inc.	37,348	1,780,379
Ford Motor Co.(b)	2,952,370	50,426,480
GameStop Corp., Class A(b)(c)	24,638	4,521,319
Gap, Inc. (The)	80,707	1,831,242
Garmin Ltd.(c)	15,673	2,250,643
General Motors Co.(b)	605,805	32,973,966
Gentex Corp.	30,228	1,069,769
Genuine Parts Co.	37,179	4,874,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
G-III Apparel Group Ltd.(b)	22,377	$641,325
Goodyear Tire & Rubber Co. (The)(b)	137,778	2,634,315
Graham Holdings Co., Class B	1,157	677,828
Group 1 Automotive, Inc.	9,849	1,770,850
H&R Block, Inc.	67,283	1,552,219
Hanesbrands, Inc.	102,103	1,739,835
Harley-Davidson, Inc.(c)	60,987	2,225,416
Hasbro, Inc.	21,799	2,087,472
Hilton Grand Vacations, Inc.(b)(c)	15,560	782,357
Hilton Worldwide Holdings, Inc.(b)	16,682	2,401,374
Home Depot, Inc. (The)	115,474	42,926,305
International Game Technology PLC(b)	49,098	1,447,900
KB Home	19,218	771,603
Kohl’s Corp.(c)	89,191	4,328,439
Las Vegas Sands Corp.(b)	78,051	3,029,159
Laureate Education, Inc., Class A(b)	45,192	782,725
Lear Corp.	22,779	3,914,571
Leggett & Platt, Inc.	34,317	1,607,751
Lennar Corp., Class A	47,476	4,744,277
Lennar Corp., Class B	2,647	217,266
Lithia Motors, Inc., Class A	4,168	1,330,509
LKQ Corp.(b)	74,365	4,096,024
Lowe’s Cos., Inc.	86,825	20,301,422
lululemon athletica, inc.(b)	3,440	1,603,074
M.D.C. Holdings, Inc.	11,733	574,682
Macy’s, Inc.(c)	412,920	10,929,992
Marriott International, Inc., Class A(b)	25,793	4,127,396
Marriott Vacations Worldwide Corp.	6,060	952,753
Mattel, Inc.(b)(c)	78,734	1,717,189
McDonald’s Corp.	83,830	20,584,457
Meritage Homes Corp.(b)	11,274	1,225,597
MGM Resorts International	104,128	4,910,676
Mohawk Industries, Inc.(b)	17,345	3,073,707
Murphy USA, Inc.	14,131	2,302,646
Newell Brands, Inc.	98,692	2,259,060
NIKE, Inc., Class B	63,448	10,614,216
Nordstrom, Inc.(b)(c)	69,735	2,003,487
Norwegian Cruise Line Holdings Ltd.(b)(c)	103,293	2,656,696
NVR, Inc.(b)	352	1,722,970
ODP Corp. (The)(b)	37,173	1,609,591
O’Reilly Automotive, Inc.(b)	5,945	3,699,692
Penn National Gaming, Inc.(b)(c)	11,977	857,553
Penske Automotive Group, Inc.	17,787	1,886,311
Polaris, Inc.(c)	11,578	1,330,891
Pool Corp.	2,015	1,038,047
PulteGroup, Inc.	54,824	2,635,938
PVH Corp.(b)	22,479	2,457,629
Qurate Retail, Inc., Class A	239,289	2,498,177
Ralph Lauren Corp.	10,444	1,328,163
Ross Stores, Inc.	31,087	3,519,048
Royal Caribbean Cruises Ltd.(b)	49,747	4,200,139
Sally Beauty Holdings, Inc.(b)(c)	58,812	897,471
Scientific Games Corp.(b)	12,708	1,017,275
Service Corp. International	25,885	1,772,864
Signet Jewelers Ltd.	25,315	2,257,592
Six Flags Entertainment Corp.(b)	23,172	953,064
Skechers U.S.A., Inc., Class A(b)	29,580	1,366,892
Sonic Automotive, Inc., Class A(c)	15,877	784,800
Starbucks Corp.	95,780	10,159,385
Tapestry, Inc.	63,044	2,457,455

	Shares	Value
Consumer Discretionary-(continued)
Target Corp.	89,319	$23,188,999
Taylor Morrison Home Corp., Class A(b)(c)	40,479	1,235,824
Tempur Sealy International, Inc.	20,652	918,394
Tenneco, Inc., Class A(b)	56,144	745,031
Terminix Global Holdings, Inc.(b)	16,620	672,778
Tesla, Inc.(b)	3,573	3,980,322
Texas Roadhouse, Inc.	6,989	620,693
Thor Industries, Inc.(c)	11,428	1,165,199
TJX Cos., Inc. (The)	138,206	9,051,111
Toll Brothers, Inc.	28,252	1,699,923
Tractor Supply Co.	10,884	2,363,678
Travel + Leisure Co.	17,633	958,177
Tri Pointe Homes, Inc.(b)(c)	52,498	1,269,927
Tupperware Brands Corp.(b)(c)	22,185	493,394
Ulta Beauty, Inc.(b)	5,308	1,949,947
Under Armour, Inc., Class A(b)(c)	25,582	561,781
Under Armour, Inc., Class C(b)	27,294	515,311
Urban Outfitters, Inc.(b)(c)	23,672	755,847
Vail Resorts, Inc.	3,650	1,258,192
VF Corp.(c)	43,555	3,174,288
Victoria’s Secret & Co.(b)(c)	26,295	1,327,109
Visteon Corp.(b)	11,244	1,272,596
Whirlpool Corp.(c)	21,868	4,610,430
Williams-Sonoma, Inc.	11,476	2,131,437
Wyndham Hotels & Resorts, Inc.	9,415	795,285
Wynn Resorts Ltd.(b)(c)	16,510	1,482,598
Yum China Holdings, Inc. (China)	31,456	1,795,508
Yum! Brands, Inc.	31,075	3,882,511

		542,948,380

Consumer Staples-7.91%
Altria Group, Inc.	504,846	22,268,757
Archer-Daniels-Midland Co.	145,766	9,364,008
B&G Foods, Inc.(c)	23,766	699,671
BJ’s Wholesale Club Holdings, Inc.(b)(c)	44,703	2,612,443
Brown-Forman Corp., Class B	12,520	849,983
Bunge Ltd.	64,487	5,974,076
Campbell Soup Co.	40,437	1,615,458
Casey’s General Stores, Inc.	6,981	1,337,141
Church & Dwight Co., Inc.	22,240	1,942,886
Clorox Co. (The)	13,978	2,278,554
Coca-Cola Co. (The)	550,491	31,031,178
Coca-Cola Europacific Partners PLC
(United Kingdom)	62,835	3,308,263
Colgate-Palmolive Co.	101,812	7,757,056
Conagra Brands, Inc.	105,190	3,387,118
Constellation Brands, Inc., Class A	18,201	3,946,159
Costco Wholesale Corp.	67,137	33,000,521
Coty, Inc., Class A(b)(c)	88,839	753,355
Darling Ingredients, Inc.(b)	18,515	1,564,888
Estee Lauder Cos., Inc. (The), Class A	9,829	3,187,840
Flowers Foods, Inc.	48,473	1,199,707
General Mills, Inc.	139,182	8,601,448
Herbalife Nutrition Ltd.(b)(c)	16,825	780,680
Hershey Co. (The)	16,735	2,934,482
Hormel Foods Corp.	37,957	1,606,340
Ingredion, Inc.	21,456	2,043,255
JM Smucker Co. (The)	31,163	3,828,686
Kellogg Co.	60,437	3,704,788
Keurig Dr Pepper, Inc.	79,317	2,862,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kimberly-Clark Corp.	59,337	$7,683,548
Kraft Heinz Co. (The)	264,586	9,495,992
Kroger Co. (The)	503,625	20,155,072
Lamb Weston Holdings, Inc.	12,223	689,988
McCormick & Co., Inc.	23,462	1,882,356
Molson Coors Beverage Co., Class B	86,490	3,813,344
Mondelez International, Inc., Class A	236,566	14,369,019
Monster Beverage Corp.(b)	16,274	1,383,290
Nomad Foods Ltd. (United Kingdom)(b)	27,219	741,173
Nu Skin Enterprises, Inc., Class A	15,534	623,690
PepsiCo, Inc.	219,554	35,479,926
Performance Food Group Co.(b)	48,460	2,191,846
Philip Morris International, Inc.	293,669	27,763,467
Post Holdings, Inc.(b)	16,992	1,724,348
Procter & Gamble Co. (The)	331,754	47,437,504
Rite Aid Corp.(b)(c)	147,971	2,010,926
Sanderson Farms, Inc.	4,580	867,681
Spectrum Brands Holdings, Inc.	10,586	992,438
Sprouts Farmers Market, Inc.(b)(c)	43,120	954,677
Sysco Corp.	112,191	8,627,488
TreeHouse Foods, Inc.(b)(c)	22,350	807,729
Tyson Foods, Inc., Class A	108,909	8,709,453
United Natural Foods, Inc.(b)	71,473	3,101,213
US Foods Holding Corp.(b)	113,335	3,929,324
Walgreens Boots Alliance, Inc.	403,558	18,975,297
Walmart, Inc.	340,449	50,869,890

		439,721,971

Energy-7.48%
Antero Resources Corp.(b)	211,410	4,200,717
APA Corp.	110,891	2,906,453
Baker Hughes Co., Class A	306,134	7,677,841
Callon Petroleum Co.(b)(c)	28,600	1,479,478
Cheniere Energy, Inc.(b)	23,194	2,398,260
Chevron Corp.	598,465	68,518,258
CNX Resources Corp.(b)(c)	64,867	947,707
ConocoPhillips	343,740	25,605,193
Coterra Energy, Inc.	120,603	2,571,256
Delek US Holdings, Inc.(b)	46,444	903,336
Devon Energy Corp.	87,587	3,510,487
Diamondback Energy, Inc.	44,237	4,741,764
DT Midstream, Inc.	23,591	1,131,424
EOG Resources, Inc.	111,213	10,282,754
EQT Corp.(b)	92,136	1,834,428
Equitrans Midstream Corp.	129,836	1,338,609
Exxon Mobil Corp.	1,562,748	100,750,363
Halliburton Co.	255,441	6,383,470
Helmerich & Payne, Inc.	70,405	2,185,371
Hess Corp.	38,900	3,211,973
HollyFrontier Corp.	88,696	2,997,925
Kinder Morgan, Inc.	848,663	14,215,105
Marathon Oil Corp.	373,264	6,091,668
Marathon Petroleum Corp.	330,276	21,775,097
Murphy Oil Corp.	105,725	2,942,327
Nabors Industries Ltd.(b)(c)	11,343	1,162,657
NOV, Inc.(b)	168,959	2,368,805
Occidental Petroleum Corp.	468,171	15,697,774
Oceaneering International, Inc.(b)	60,481	822,542
ONEOK, Inc.	120,906	7,692,040
Ovintiv, Inc.	93,942	3,524,704

	Shares	Value
Energy-(continued)
Patterson-UTI Energy, Inc.	129,923	$1,112,141
PBF Energy, Inc., Class A(b)(c)	179,657	2,624,789
PDC Energy, Inc.(c)	26,017	1,360,949
Peabody Energy Corp.(b)(c)	190,139	2,260,753
Phillips 66	174,432	13,044,025
Pioneer Natural Resources Co.	22,890	4,279,972
Schlumberger N.V.	572,152	18,457,623
SM Energy Co.	60,719	2,083,876
Southwestern Energy Co.(b)(c)	213,861	1,043,642
Targa Resources Corp.	121,064	6,618,569
Transocean Ltd.(b)(c)	601,237	2,122,367
Valero Energy Corp.	230,562	17,829,359
Williams Cos., Inc. (The)	370,580	10,409,592
World Fuel Services Corp.	20,906	638,260

		415,755,703

Financials-20.12%
Affiliated Managers Group, Inc.	8,108	1,361,171
Aflac, Inc.	205,732	11,041,636
AGNC Investment Corp.	181,524	2,889,862
Alleghany Corp.(b)	3,452	2,248,564
Allstate Corp. (The)	106,154	13,128,065
Ally Financial, Inc.	138,092	6,592,512
American Equity Investment Life Holding Co.	43,943	1,400,463
American Express Co.	104,387	18,140,373
American Financial Group, Inc.	22,193	3,019,136
American International Group, Inc.	293,852	17,363,715
Ameriprise Financial, Inc.	21,135	6,385,518
Annaly Capital Management, Inc.(c)	448,040	3,790,418
Aon PLC, Class A	16,258	5,201,259
Apollo Commercial Real Estate Finance, Inc.	53,987	817,363
Apollo Global Management, Inc.(c)	14,461	1,112,774
Arch Capital Group Ltd.(b)	93,854	3,924,974
Arthur J. Gallagher & Co.	21,574	3,617,313
Associated Banc-Corp.	52,913	1,178,902
Assurant, Inc.	17,312	2,792,599
Assured Guaranty Ltd.	39,317	2,185,239
Athene Holding Ltd., Class A(b)	53,460	4,651,555
AXIS Capital Holdings Ltd.	23,721	1,235,152
Bank of America Corp.	1,829,511	87,414,036
Bank of Hawaii Corp.(c)	7,148	604,006
Bank of New York Mellon Corp. (The)	267,191	15,817,707
Bank OZK	25,886	1,156,328
BankUnited, Inc.(c)	24,465	992,300
Berkshire Hathaway, Inc., Class B(b)	338,297	97,094,622
BlackRock, Inc.	19,048	17,971,026
Blackstone Mortgage Trust, Inc., Class A(c)	39,706	1,306,327
BOK Financial Corp.(c)	7,531	761,911
Brighthouse Financial, Inc.(b)	44,212	2,220,769
Brown & Brown, Inc.	21,234	1,340,078
Cadence Bank	21,272	617,313
Capital One Financial Corp.	166,847	25,198,902
Cathay General Bancorp	17,317	730,604
Cboe Global Markets, Inc.	11,160	1,472,450
Charles Schwab Corp. (The)	86,167	7,068,279
Chimera Investment Corp.(c)	117,667	1,836,782
Chubb Ltd.	89,572	17,500,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Cincinnati Financial Corp.	33,726	$4,095,685
CIT Group, Inc.	39,862	1,974,365
Citigroup, Inc.	892,740	61,741,898
Citizens Financial Group, Inc.	134,595	6,377,111
CME Group, Inc., Class A	41,826	9,224,724
CNO Financial Group, Inc.	48,963	1,181,967
Columbia Banking System, Inc.(c)	14,520	495,568
Comerica, Inc.	39,967	3,400,792
Commerce Bancshares, Inc.	13,168	928,476
Credicorp Ltd. (Peru)(c)	20,524	2,661,142
Cullen/Frost Bankers, Inc.	11,175	1,447,163
Discover Financial Services	79,540	9,013,473
East West Bancorp, Inc.	22,787	1,811,111
Equitable Holdings, Inc.	109,364	3,663,694
Evercore, Inc., Class A	5,649	857,744
Everest Re Group Ltd.	11,377	2,975,086
F.N.B. Corp.(c)	113,916	1,327,121
FactSet Research Systems, Inc.	2,160	958,802
Federated Hermes, Inc., Class B	27,523	916,791
Fidelity National Financial, Inc.	63,469	3,040,800
Fifth Third Bancorp	188,018	8,184,424
First American Financial Corp.	33,879	2,477,910
First Citizens BancShares, Inc., Class A(c)	970	789,483
First Hawaiian, Inc.(c)	31,198	860,753
First Horizon Corp.	79,761	1,353,544
First Midwest Bancorp, Inc.	31,640	609,070
First Republic Bank	13,473	2,914,614
Franklin Resources, Inc.	114,415	3,602,928
Fulton Financial Corp.	48,139	775,038
Genworth Financial, Inc., Class A(b)	350,486	1,440,497
Glacier Bancorp, Inc.	13,088	723,636
Globe Life, Inc.	23,673	2,107,370
Goldman Sachs Group, Inc. (The)	76,659	31,686,998
Hancock Whitney Corp.	26,144	1,293,605
Hanover Insurance Group, Inc. (The)	11,040	1,391,040
Hartford Financial Services Group, Inc. (The)	129,987	9,479,952
Home BancShares, Inc.	28,411	675,045
Huntington Bancshares, Inc.	338,703	5,331,185
Intercontinental Exchange, Inc.	46,754	6,473,559
Invesco Ltd.(d)	160,235	4,071,571
Invesco Mortgage Capital, Inc.(c)(d)	228,160	716,422
Investors Bancorp, Inc.	63,246	967,664
Janus Henderson Group PLC	48,530	2,256,645
Jefferies Financial Group, Inc.	76,547	3,291,521
JPMorgan Chase & Co.	623,583	105,940,516
Kemper Corp.	11,045	701,137
KeyCorp	248,241	5,776,568
KKR & Co., Inc., Class A	66,718	5,315,423
Lazard Ltd., Class A	37,104	1,817,725
Lincoln National Corp.	92,661	6,685,491
Loews Corp.	46,794	2,623,740
LPL Financial Holdings, Inc.	9,392	1,540,476
M&T Bank Corp.	33,505	4,929,256
Markel Corp.(b)	2,980	3,913,127
Marsh & McLennan Cos., Inc.	53,350	8,898,780
MetLife, Inc.	295,484	18,556,395
MFA Financial, Inc.	239,925	1,082,062
MGIC Investment Corp.	100,549	1,624,872
Moody’s Corp.	7,321	2,958,782

	Shares	Value
Financials-(continued)
Morgan Stanley	252,927	$25,995,837
MSCI, Inc.	2,077	1,380,956
Nasdaq, Inc.	11,054	2,319,903
Navient Corp.	123,218	2,427,395
New Residential Investment Corp.	241,804	2,746,893
New York Community Bancorp, Inc.	182,982	2,274,466
New York Mortgage Trust, Inc.	157,411	691,034
Northern Trust Corp.	41,105	5,057,559
Old National Bancorp	39,322	671,620
Old Republic International Corp.	116,800	3,016,944
OneMain Holdings, Inc.	21,358	1,127,916
PacWest Bancorp	47,766	2,267,452
PennyMac Mortgage Investment Trust	40,742	820,951
People’s United Financial, Inc.	118,355	2,028,605
Pinnacle Financial Partners, Inc.	11,025	1,064,684
PNC Financial Services Group, Inc. (The)	96,064	20,272,386
Popular, Inc.	25,449	2,072,567
Primerica, Inc.	5,893	991,438
Principal Financial Group, Inc.	74,067	4,969,155
PROG Holdings, Inc.	13,343	539,724
Progressive Corp. (The)	96,421	9,148,425
Prosperity Bancshares, Inc.	17,442	1,313,557
Prudential Financial, Inc.	118,849	13,079,332
Radian Group, Inc.	49,469	1,180,825
Raymond James Financial, Inc.	28,845	2,843,829
Redwood Trust, Inc.	65,883	893,373
Regions Financial Corp.	247,057	5,850,310
Reinsurance Group of America, Inc.	23,192	2,738,511
RenaissanceRe Holdings Ltd. (Bermuda)(c)	8,048	1,141,206
S&P Global, Inc.(c)	10,937	5,185,888
Santander Consumer USA Holdings, Inc.	34,895	1,455,122
SEI Investments Co.	12,315	776,338
Selective Insurance Group, Inc.	11,831	927,195
Signature Bank	6,080	1,810,746
Simmons First National Corp., Class A(c)	23,941	715,597
SLM Corp.	65,485	1,201,650
Starwood Property Trust, Inc.	91,202	2,322,915
State Street Corp.	100,179	9,872,640
Sterling Bancorp	45,099	1,147,770
Stifel Financial Corp.	15,812	1,152,220
SVB Financial Group(b)	4,277	3,068,320
Synchrony Financial	234,963	10,914,031
Synovus Financial Corp.	30,841	1,436,882
T. Rowe Price Group, Inc.(c)	29,169	6,326,173
Texas Capital Bancshares, Inc.(b)	11,458	694,355
Travelers Cos., Inc. (The)	78,821	12,680,723
Truist Financial Corp.	248,115	15,747,859
Two Harbors Investment Corp.(c)	172,972	1,110,480
U.S. Bancorp	354,773	21,417,646
UMB Financial Corp.	8,261	816,352
Umpqua Holdings Corp.	77,742	1,589,824
United Bankshares, Inc.	26,058	963,885
Unum Group	133,573	3,402,104
Valley National Bancorp	94,333	1,250,856
Voya Financial, Inc.	44,618	3,112,998
W.R. Berkley Corp.	30,759	2,448,416
Washington Federal, Inc.	20,931	740,120
Webster Financial Corp.	19,480	1,090,101
Wells Fargo & Co.	1,846,678	94,476,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Western Alliance Bancorporation	7,940	$921,755
Willis Towers Watson PLC	16,110	3,903,131
Wintrust Financial Corp.	13,224	1,170,324
Zions Bancorporation N.A	38,077	2,398,470

		1,118,290,703

Health Care-11.74%
Abbott Laboratories	123,432	15,909,150
AbbVie, Inc.	217,894	24,985,905
Acadia Healthcare Co., Inc.(b)	20,076	1,244,712
Agilent Technologies, Inc.	16,985	2,674,968
Align Technology, Inc.(b)	1,381	862,255
AmerisourceBergen Corp.	68,612	8,372,036
Amgen, Inc.	84,387	17,465,577
Anthem, Inc.	63,512	27,635,976
Avantor, Inc.(b)	30,998	1,251,699
Baxter International, Inc.	55,455	4,378,727
Becton, Dickinson and Co.	27,993	6,706,843
Biogen, Inc.(b)	30,215	8,057,736
BioMarin Pharmaceutical, Inc.(b)	8,447	669,256
Bio-Rad Laboratories, Inc., Class A(b)	1,605	1,275,461
Boston Scientific Corp.(b)	122,682	5,291,275
Bristol-Myers Squibb Co.	316,927	18,508,537
Cardinal Health, Inc.	124,291	5,942,353
Catalent, Inc.(b)	7,799	1,075,170
Centene Corp.(b)	168,089	11,974,660
Cerner Corp.	27,053	2,009,767
Change Healthcare, Inc.(b)	33,962	731,202
Charles River Laboratories International, Inc.(b)	3,057	1,371,615
Cigna Corp.	72,076	15,396,154
Community Health Systems, Inc.(b)	133,656	1,750,894
Cooper Cos., Inc. (The)	2,329	971,007
Covetrus, Inc.(b)	17,645	356,252
CVS Health Corp.	457,318	40,829,351
Danaher Corp.	33,131	10,329,252
DaVita, Inc.(b)	24,081	2,486,122
DENTSPLY SIRONA, Inc.	22,570	1,291,230
Edwards Lifesciences Corp.(b)	22,166	2,655,930
Elanco Animal Health, Inc.(b)(c)	46,883	1,541,513
Eli Lilly and Co.	52,993	13,500,497
Encompass Health Corp.	16,037	1,019,312
Envista Holdings Corp.(b)(c)	34,039	1,330,925
Gilead Sciences, Inc.	330,640	21,451,923
HCA Healthcare, Inc.	45,461	11,386,162
Henry Schein, Inc.(b)	31,957	2,439,917
Hill-Rom Holdings, Inc.	7,714	1,194,899
Hologic, Inc.(b)	18,988	1,392,010
Humana, Inc.	25,849	11,972,223
ICON PLC (Ireland)(b)	5,771	1,654,950
IDEXX Laboratories, Inc.(b)	1,198	798,036
Illumina, Inc.(b)	3,894	1,616,244
Incyte Corp.(b)	7,661	513,134
Intuitive Surgical, Inc.(b)	10,821	3,907,788
IQVIA Holdings, Inc.(b)	16,827	4,398,914
Jazz Pharmaceuticals PLC(b)	7,863	1,046,093
Johnson & Johnson	348,306	56,732,081
Laboratory Corp. of America Holdings(b)	16,162	4,638,817
Magellan Health, Inc.(b)	11,608	1,100,787
McKesson Corp.	61,657	12,817,257

	Shares	Value
Health Care-(continued)
MEDNAX, Inc.(b)	33,206	$904,199
Medtronic PLC	187,572	22,482,380
Merck & Co., Inc.	406,073	35,754,728
Mettler-Toledo International, Inc.(b)	710	1,051,425
Molina Healthcare, Inc.(b)	13,679	4,045,154
Organon & Co.	40,531	1,489,514
Owens & Minor, Inc.(c)	45,887	1,646,426
Patterson Cos., Inc.	27,593	862,557
PerkinElmer, Inc.	7,423	1,313,054
Perrigo Co. PLC	38,134	1,721,750
Pfizer, Inc.	1,321,540	57,804,160
Premier, Inc., Class A	22,501	876,414
Quest Diagnostics, Inc.	26,178	3,842,407
Regeneron Pharmaceuticals, Inc.(b)	8,241	5,273,745
ResMed, Inc.	6,641	1,745,985
Select Medical Holdings Corp.	24,878	826,447
STERIS PLC	7,215	1,686,434
Stryker Corp.	24,142	6,423,462
Syneos Health, Inc.(b)	10,794	1,007,512
Teleflex, Inc.	2,634	940,180
Tenet Healthcare Corp.(b)	64,641	4,632,174
Thermo Fisher Scientific, Inc.	21,022	13,308,397
United Therapeutics Corp.(b)	6,667	1,271,797
UnitedHealth Group, Inc.	138,083	63,583,079
Universal Health Services, Inc., Class B	18,097	2,245,838
Vertex Pharmaceuticals, Inc.(b)	7,477	1,382,722
Viatris, Inc.	354,148	4,727,876
Waters Corp.(b)	3,346	1,229,822
West Pharmaceutical Services, Inc.	2,295	986,575
Zimmer Biomet Holdings, Inc.	23,388	3,347,291
Zoetis, Inc.	16,203	3,503,089

		652,831,147

Industrials-10.02%
3M Co.	99,822	17,836,195
A.O. Smith Corp.	14,859	1,085,747
ABM Industries, Inc.	18,240	802,742
Acuity Brands, Inc.(c)	7,518	1,544,423
AECOM(b)	57,294	3,917,191
AerCap Holdings N.V. (Ireland)(b)	78,841	4,654,773
AGCO Corp.	10,851	1,326,101
Air Lease Corp.	27,679	1,108,544
Alaska Air Group, Inc.(b)	9,922	523,882
Allegion PLC	7,640	980,212
Allison Transmission Holdings, Inc.	28,140	938,750
AMERCO	1,600	1,179,184
American Airlines Group, Inc.(b)(c)	92,621	1,778,323
AMETEK, Inc.	16,848	2,230,675
Applied Industrial Technologies, Inc.	7,621	742,895
ASGN, Inc.(b)	8,429	1,008,614
Atlas Air Worldwide Holdings, Inc.(b)(c)	12,522	1,015,785
Avis Budget Group, Inc.(b)(c)	52,486	9,096,349
Beacon Roofing Supply, Inc.(b)(c)	19,827	1,048,253
Boeing Co. (The)(b)	110,018	22,777,027
Boise Cascade Co.	13,091	741,212
Booz Allen Hamilton Holding Corp.	17,488	1,519,008
Brink’s Co. (The)	8,074	556,137
Builders FirstSource, Inc.(b)	29,827	1,738,019
C.H. Robinson Worldwide, Inc.(c)	31,838	3,087,968
CACI International, Inc., Class A(b)	5,174	1,488,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Carlisle Cos., Inc.	9,071	$2,022,107
Carrier Global Corp.	194,319	10,149,281
Caterpillar, Inc.	77,820	15,876,058
Cintas Corp.	5,600	2,425,360
Clean Harbors, Inc.(b)	10,353	1,165,127
Colfax Corp.(b)	23,272	1,201,301
Copart, Inc.(b)	7,145	1,109,547
CoreCivic, Inc.(b)	158,533	1,364,969
CoStar Group, Inc.(b)	10,034	863,426
Covanta Holding Corp.	48,500	978,730
Crane Co.	9,276	958,025
CSX Corp.	252,874	9,146,453
Cummins, Inc.	26,994	6,474,241
Curtiss-Wright Corp.	6,507	830,814
Deere & Co.	30,886	10,572,587
Delta Air Lines, Inc.(b)	68,636	2,685,727
Deluxe Corp.	15,078	537,832
Donaldson Co., Inc.	14,341	860,603
Dover Corp.	18,632	3,150,299
Dycom Industries, Inc.(b)(c)	9,713	771,406
Eaton Corp. PLC	69,817	11,503,049
EMCOR Group, Inc.	13,873	1,685,431
Emerson Electric Co.	98,640	9,569,066
EnerSys(c)	7,541	603,582
Equifax, Inc.	9,298	2,579,544
Expeditors International of Washington, Inc.	19,885	2,451,025
Fastenal Co.	54,469	3,109,090
FedEx Corp.	51,343	12,092,817
Flowserve Corp.	29,664	997,304
Fluor Corp.(b)(c)	106,595	2,072,207
Fortive Corp.	27,469	2,079,678
Fortune Brands Home & Security, Inc.(c)	17,887	1,813,742
FTI Consulting, Inc.(b)(c)	6,097	877,480
GATX Corp.(c)	9,389	890,547
Generac Holdings, Inc.(b)	1,799	896,909
General Dynamics Corp.	56,410	11,437,127
General Electric Co.	317,751	33,322,547
Graco, Inc.	10,547	792,923
Greenbrier Cos., Inc. (The)(c)	14,191	582,115
GXO Logistics, Inc.(b)	26,551	2,357,729
Hexcel Corp.(b)(c)	14,651	831,298
Honeywell International, Inc.	80,717	17,646,351
Howmet Aerospace, Inc.	79,365	2,356,347
Hub Group, Inc., Class A(b)	11,124	874,013
Hubbell, Inc.	8,172	1,629,252
Huntington Ingalls Industries, Inc.	9,636	1,953,506
IDEX Corp.	6,001	1,335,643
IHS Markit Ltd.	25,955	3,392,838
Illinois Tool Works, Inc.	33,698	7,678,763
Ingersoll Rand, Inc.(b)	16,170	869,299
ITT, Inc.(c)	11,270	1,060,169
J.B. Hunt Transport Services, Inc.	10,718	2,113,482
Jacobs Engineering Group, Inc.	18,665	2,620,939
JetBlue Airways Corp.(b)	37,183	521,677
Johnson Controls International PLC	153,075	11,231,113
Kansas City Southern	9,020	2,798,455
KAR Auction Services, Inc.(b)(c)	53,266	781,412
KBR, Inc.(c)	31,878	1,352,902
Kennametal, Inc.	17,802	707,629

	Shares	Value
Industrials-(continued)
Kirby Corp.(b)	18,499	$969,533
Knight-Swift Transportation Holdings, Inc.(c)	25,342	1,436,638
L3Harris Technologies, Inc.	27,379	6,311,955
Landstar System, Inc.	4,841	851,096
Leidos Holdings, Inc.	27,362	2,735,653
Lennox International, Inc.	2,794	836,188
Lincoln Electric Holdings, Inc.	7,370	1,049,488
Lockheed Martin Corp.	42,739	14,203,024
ManpowerGroup, Inc.	24,634	2,380,876
Masco Corp.	31,537	2,067,250
MasTec, Inc.(b)(c)	13,080	1,165,820
Meritor, Inc.(b)	23,103	562,327
Middleby Corp. (The)(b)	7,330	1,337,285
MSC Industrial Direct Co., Inc., Class A	11,131	935,783
Nielsen Holdings PLC	122,292	2,476,413
Nordson Corp.	4,695	1,193,516
Norfolk Southern Corp.	30,173	8,842,198
Northrop Grumman Corp.	25,929	9,262,357
nVent Electric PLC	35,448	1,256,632
Old Dominion Freight Line, Inc.	5,100	1,740,885
Oshkosh Corp.	15,223	1,628,861
Otis Worldwide Corp.	55,298	4,440,982
Owens Corning	25,443	2,376,631
PACCAR, Inc.	79,991	7,168,793
Parker-Hannifin Corp.	14,842	4,401,989
Pentair PLC	22,320	1,651,010
Pitney Bowes, Inc.(c)	122,412	849,539
Quanta Services, Inc.	23,057	2,796,353
Raytheon Technologies Corp.	185,801	16,510,277
Regal Rexnord Corp.	11,168	1,701,221
Republic Services, Inc.	36,009	4,846,811
Resideo Technologies, Inc.(b)	38,874	958,633
Robert Half International, Inc.	16,781	1,897,428
Rockwell Automation, Inc.	10,848	3,464,851
Roper Technologies, Inc.	7,632	3,723,424
Ryder System, Inc.	24,503	2,081,530
Science Applications International Corp.	10,821	971,509
Sensata Technologies Holding PLC(b)	24,515	1,350,776
Snap-on, Inc.	9,495	1,929,669
Southwest Airlines Co.(b)	30,938	1,462,749
Spirit AeroSystems Holdings, Inc., Class A.	35,966	1,485,036
Stanley Black & Decker, Inc.	24,005	4,314,419
Stericycle, Inc.(b)	15,921	1,065,433
Terex Corp.	19,207	860,474
Textron, Inc.	58,739	4,337,875
Timken Co. (The)	11,352	805,424
Toro Co. (The)	8,078	771,207
Trane Technologies PLC	24,201	4,378,687
TransDigm Group, Inc.(b)	6,217	3,878,289
TransUnion	10,826	1,248,130
Trinity Industries, Inc.(c)	26,355	739,258
Triton International Ltd. (Bermuda)	15,790	981,980
Uber Technologies, Inc.(b)	45,102	1,976,370
UFP Industries, Inc.	11,384	931,553
Union Pacific Corp.	80,847	19,516,466
United Airlines Holdings, Inc.(b)(c)	54,962	2,535,947
United Parcel Service, Inc., Class B	108,755	23,215,930
United Rentals, Inc.(b)	13,588	5,151,347
Univar Solutions, Inc.(b)	71,141	1,819,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Valmont Industries, Inc.	2,827	$675,540
Verisk Analytics, Inc.	6,301	1,324,911
W.W. Grainger, Inc.	6,673	3,090,333
Wabtec Corp.	28,062	2,546,065
Waste Management, Inc.	62,739	10,052,670
Watsco, Inc.	4,309	1,247,800
Werner Enterprises, Inc.	16,258	736,813
WESCO International, Inc.(b)	20,666	2,677,487
Woodward, Inc.	5,561	628,115
XPO Logistics, Inc.(b)	26,887	2,306,905
Xylem, Inc.	16,074	2,099,104
Zurn Water Solutions Corp.	15,926	577,795

		557,144,254

Information Technology-13.17%
Accenture PLC, Class A	52,904	18,981,426
Adobe, Inc.(b)	10,010	6,510,104
Advanced Micro Devices, Inc.(b)	15,613	1,877,151
Akamai Technologies, Inc.(b)	15,586	1,643,700
Alliance Data Systems Corp.	24,207	2,063,647
Amdocs Ltd.	20,176	1,570,500
Amphenol Corp., Class A	42,717	3,279,384
Analog Devices, Inc.	43,615	7,566,766
ANSYS, Inc.(b)	2,774	1,052,955
Apple, Inc.	875,452	131,142,710
Applied Materials, Inc.	52,200	7,133,130
Arista Networks, Inc.(b)	2,579	1,056,590
Arrow Electronics, Inc.(b)	26,762	3,097,701
Automatic Data Processing, Inc.	38,658	8,678,334
Avaya Holdings Corp.(b)(c)	23,655	440,456
Avnet, Inc.	57,792	2,202,453
Black Knight, Inc.(b)	10,118	709,373
Broadcom, Inc.	28,266	15,028,184
Broadridge Financial Solutions, Inc.	9,428	1,682,049
Cadence Design Systems, Inc.(b)	7,355	1,273,224
CDK Global, Inc.	13,616	592,568
CDW Corp.	16,161	3,016,451
Check Point Software Technologies Ltd. (Israel)(b)	9,786	1,170,406
Ciena Corp.(b)	18,009	977,709
Cisco Systems, Inc.	729,579	40,834,537
Citrix Systems, Inc.	6,803	644,448
Cognizant Technology Solutions Corp., Class A	70,003	5,466,534
Coherent, Inc.(b)	2,336	594,278
CommScope Holding Co., Inc.(b)	94,768	1,014,965
Concentrix Corp.	6,640	1,179,795
Consensus Cloud Solutions, Inc.(b)	1,966	124,507
Corning, Inc.	142,500	5,068,725
Dell Technologies, Inc., Class C(b)	58,304	6,412,857
DXC Technology Co.(b)	134,951	4,395,354
EPAM Systems, Inc.(b)	1,598	1,075,838
Euronet Worldwide, Inc.(b)	5,477	614,465
F5 Networks, Inc.(b)	5,387	1,137,465
Fidelity National Information Services, Inc.	74,096	8,205,391
First Solar, Inc.(b)(c)	14,077	1,683,468
Fiserv, Inc.(b)	60,597	5,968,199
FleetCor Technologies, Inc.(b)	6,016	1,488,419
Flex Ltd.(b)	242,869	4,104,486

	Shares	Value
Information Technology-(continued)
Gartner, Inc.(b)	4,589	$1,523,135
Genpact Ltd.	20,887	1,030,773
Global Payments, Inc.	22,517	3,219,706
GoDaddy, Inc., Class A(b)	7,689	531,848
Hewlett Packard Enterprise Co.	543,388	7,960,634
HP, Inc.	355,453	10,780,889
Insight Enterprises, Inc.(b)(c)	9,886	936,204
Intel Corp.	769,046	37,683,254
International Business Machines Corp.	298,789	37,378,504
Intuit, Inc.	7,205	4,510,258
IPG Photonics Corp.(b)	2,588	411,518
Jabil, Inc.	54,939	3,294,142
Jack Henry & Associates, Inc.	5,732	954,263
Juniper Networks, Inc.(c)	90,831	2,681,331
Keysight Technologies, Inc.(b)	9,609	1,729,812
KLA Corp.	13,037	4,859,672
Lam Research Corp.	6,416	3,615,865
Marvell Technology, Inc.	36,180	2,478,330
Mastercard, Inc., Class A	22,479	7,542,154
Maximus, Inc.	7,883	666,665
Microchip Technology, Inc.	34,462	2,553,290
Micron Technology, Inc.	194,170	13,417,147
Microsoft Corp.	343,537	113,923,740
MKS Instruments, Inc.	4,441	666,372
Motorola Solutions, Inc.	13,667	3,397,480
National Instruments Corp.	15,919	676,080
NCR Corp.(b)	45,114	1,783,808
NetApp, Inc.	29,409	2,626,224
NortonLifeLock, Inc.	150,486	3,829,869
Nuance Communications, Inc.(b)	14,830	816,391
NVIDIA Corp.	32,958	8,426,372
NXP Semiconductors N.V. (China)	22,558	4,531,000
ON Semiconductor Corp.(b)	46,737	2,246,648
Oracle Corp.	224,892	21,576,138
Paychex, Inc.	36,674	4,521,171
PayPal Holdings, Inc.(b)	24,450	5,686,825
Plexus Corp.(b)	7,447	650,272
Qorvo, Inc.(b)	10,029	1,687,179
QUALCOMM, Inc.	114,448	15,226,162
Sabre Corp.(b)(c)	92,902	964,323
salesforce.com, inc.(b)	32,280	9,673,993
Sanmina Corp.(b)	19,158	723,214
Seagate Technology Holdings PLC	55,498	4,943,207
ServiceNow, Inc.(b)	1,084	756,372
Skyworks Solutions, Inc.	12,558	2,098,819
SS&C Technologies Holdings, Inc.	20,081	1,595,837
SYNNEX Corp.	12,419	1,303,995
Synopsys, Inc.(b)	6,036	2,011,074
TE Connectivity Ltd.	43,442	6,342,532
Teledyne Technologies, Inc.(b)	4,267	1,916,822
Teradyne, Inc.	6,198	856,812
Texas Instruments, Inc.	74,162	13,903,892
Trimble, Inc.(b)	16,827	1,470,175
TTM Technologies, Inc.(b)(c)	51,778	685,541
Twilio, Inc., Class A(b)	1,699	495,021
ViaSat, Inc.(b)(c)	12,190	727,621
Visa, Inc., Class A(c)	55,701	11,795,801
Vishay Intertechnology, Inc.	30,646	589,016
VMware, Inc., Class A(b)(c)	5,162	783,075
Western Digital Corp.(b)	92,081	4,814,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Western Union Co. (The)	88,299	$1,608,808
WEX, Inc.(b)	3,631	543,561
Wolfspeed, Inc.(b)(c)	5,230	628,175
Xerox Holdings Corp.	99,981	1,779,662
Xilinx, Inc.	15,759	2,836,620
Zebra Technologies Corp., Class A(b)	2,591	1,383,464

		732,024,174

Materials-3.52%
Air Products and Chemicals, Inc.	22,601	6,776,006
Albemarle Corp.	10,767	2,696,811
Alcoa Corp.	99,666	4,579,653
Allegheny Technologies, Inc.(b)(c)	36,522	588,004
AptarGroup, Inc.	7,380	891,356
Arconic Corp.(b)(c)	52,636	1,548,551
Ashland Global Holdings, Inc.(c)	11,196	1,074,928
Avery Dennison Corp.	10,060	2,190,263
Avient Corp.	16,802	905,292
Axalta Coating Systems Ltd.(b)	42,470	1,324,639
Ball Corp.	27,320	2,499,234
Berry Global Group, Inc.(b)	36,779	2,410,496
Cabot Corp.	15,376	820,310
Carpenter Technology Corp.(c)	15,196	469,252
Celanese Corp.	16,790	2,711,753
CF Industries Holdings, Inc.	51,572	2,929,290
Chemours Co. (The)	52,823	1,480,100
Commercial Metals Co.	41,643	1,340,072
Compass Minerals International, Inc.(c)	9,587	628,907
Constellium SE(b)	44,594	820,976
Corteva, Inc.	100,021	4,315,906
Crown Holdings, Inc.	24,820	2,581,032
Domtar Corp.(b)	34,265	1,870,526
Dow, Inc.	147,525	8,256,974
DuPont de Nemours, Inc.	207,415	14,436,084
Eastman Chemical Co.	32,530	3,384,096
Ecolab, Inc.	22,797	5,065,949
Element Solutions, Inc.	43,843	995,675
FMC Corp.	11,156	1,015,308
Freeport-McMoRan, Inc.	101,312	3,821,489
Graphic Packaging Holding Co.	84,038	1,674,877
H.B. Fuller Co.(c)	11,319	798,103
Huntsman Corp.(c)	65,290	2,127,148
International Flavors & Fragrances, Inc.	15,956	2,352,712
International Paper Co.	144,522	7,178,408
Linde PLC (United Kingdom)	65,137	20,791,730
Louisiana-Pacific Corp.	15,937	939,167
LyondellBasell Industries N.V., Class A	91,251	8,469,918
Martin Marietta Materials, Inc.(c)	6,024	2,366,468
Mosaic Co. (The)	100,064	4,159,661
Newmont Corp.	101,056	5,457,024
Nucor Corp.	97,960	10,937,234
O-I Glass, Inc.(b)	62,819	819,788
Olin Corp.	47,094	2,683,416
Packaging Corp. of America	18,141	2,492,029
PPG Industries, Inc.	35,406	5,685,141
Reliance Steel & Aluminum Co.	17,720	2,589,955
RPM International, Inc.(c)	17,854	1,556,869
Scotts Miracle-Gro Co. (The)	3,032	450,131
Sealed Air Corp.	29,582	1,754,804
Sherwin-Williams Co. (The)	16,149	5,112,935

	Shares	Value
Materials-(continued)
Silgan Holdings, Inc.	17,577	$706,595
Sonoco Products Co.	25,121	1,455,762
Steel Dynamics, Inc.	58,168	3,843,741
Summit Materials, Inc., Class A(b)(c)	29,830	1,063,440
Sylvamo Corp.(b)	13,132	369,797
Trinseo PLC	12,805	717,848
United States Steel Corp.(c)	110,252	2,909,550
Vulcan Materials Co.	12,508	2,378,021
Warrior Met Coal, Inc.	36,695	879,579
Westlake Chemical Corp.	7,776	756,916
WestRock Co.	116,918	5,623,756

		195,531,455

Real Estate-3.83%
Alexandria Real Estate Equities, Inc.	13,761	2,809,171
American Campus Communities, Inc.	31,320	1,682,510
American Homes 4 Rent, Class A	29,527	1,198,796
American Tower Corp.	29,099	8,205,045
Apartment Income REIT Corp.	18,246	978,168
Apple Hospitality REIT, Inc.	93,346	1,466,466
AvalonBay Communities, Inc.	22,817	5,400,328
Boston Properties, Inc.	33,580	3,816,031
Brandywine Realty Trust	62,496	828,072
Brixmor Property Group, Inc.	86,311	2,023,130
Camden Property Trust	14,932	2,435,409
CBRE Group, Inc., Class A(b)	57,616	5,996,673
Columbia Property Trust, Inc.	45,098	864,529
Corporate Office Properties Trust	27,854	755,400
Cousins Properties, Inc.	28,580	1,132,054
Crown Castle International Corp.	40,531	7,307,739
CubeSmart	25,281	1,390,708
CyrusOne, Inc.	14,740	1,208,975
DiamondRock Hospitality Co.(b)	79,205	716,013
Digital Realty Trust, Inc.	28,255	4,458,922
DigitalBridge Group, Inc.(b)(c)	236,100	1,581,870
Douglas Emmett, Inc.	34,736	1,135,172
Duke Realty Corp.	42,604	2,396,049
EPR Properties	23,017	1,155,684
Equinix, Inc.	7,045	5,897,158
Equity Commonwealth(b)(c)	22,301	578,265
Equity LifeStyle Properties, Inc.	15,640	1,321,736
Equity Residential	67,154	5,802,106
Essex Property Trust, Inc.	9,349	3,178,006
Extra Space Storage, Inc.	13,576	2,679,495
Federal Realty Investment Trust	13,560	1,631,946
First Industrial Realty Trust, Inc.	14,910	868,209
Gaming and Leisure Properties, Inc.	31,000	1,503,190
GEO Group, Inc. (The)(c)	154,044	1,260,080
Healthcare Realty Trust, Inc.	26,202	866,238
Healthcare Trust of America, Inc., Class A(c)	40,951	1,367,354
Healthpeak Properties, Inc.	105,711	3,753,798
Highwoods Properties, Inc.	26,366	1,182,251
Host Hotels & Resorts, Inc.(b)	242,393	4,079,474
Howard Hughes Corp. (The)(b)	6,097	531,232
Hudson Pacific Properties, Inc.	40,297	1,037,648
Invitation Homes, Inc.	70,189	2,895,296
Iron Mountain, Inc.(c)	91,333	4,168,438
JBG SMITH Properties	24,815	716,161
Jones Lang LaSalle, Inc.(b)(c)	14,057	3,629,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Kilroy Realty Corp.	22,946	$1,546,101
Kimco Realty Corp.	151,176	3,416,578
Lamar Advertising Co., Class A	16,000	1,811,200
Lexington Realty Trust(c)	62,495	910,552
Life Storage, Inc.	10,560	1,413,034
Macerich Co. (The)(c)	122,834	2,222,067
Medical Properties Trust, Inc.(c)	77,021	1,642,858
Mid-America Apartment Communities, Inc.	16,622	3,394,379
National Retail Properties, Inc.	27,061	1,227,487
Omega Healthcare Investors, Inc.	42,235	1,240,020
Outfront Media, Inc.	49,551	1,233,324
Paramount Group, Inc.	87,796	744,510
Park Hotels & Resorts, Inc.(b)(c)	106,845	1,979,838
Pebblebrook Hotel Trust(c)	43,415	975,101
Physicians Realty Trust	39,095	743,196
Piedmont Office Realty Trust, Inc., Class A	44,077	782,807
Prologis, Inc.	59,234	8,586,561
Public Storage	14,367	4,772,430
Rayonier, Inc.	21,972	820,215
Realogy Holdings Corp.(b)	69,110	1,196,985
Realty Income Corp.	89,079	6,362,913
Regency Centers Corp.	34,829	2,452,310
RLJ Lodging Trust	56,021	807,823
Ryman Hospitality Properties, Inc.(b)	10,226	874,732
Sabra Health Care REIT, Inc.	53,160	752,214
SBA Communications Corp., Class A	2,708	935,154
Service Properties Trust	58,096	625,694
Simon Property Group, Inc.	66,346	9,724,997
SITE Centers Corp.	62,935	1,000,037
SL Green Realty Corp.	30,643	2,147,155
Spirit Realty Capital, Inc.	23,080	1,129,304
STAG Industrial, Inc.	19,176	834,731
STORE Capital Corp.	31,581	1,084,176
Sun Communities, Inc.	9,381	1,838,488
Sunstone Hotel Investors, Inc.(b)	89,351	1,102,591
UDR, Inc.	39,559	2,196,711
Uniti Group, Inc.(c)	78,327	1,120,859
Ventas, Inc.	107,735	5,749,817
VICI Properties, Inc.(c)	64,214	1,884,681
Vornado Realty Trust(c)	67,200	2,864,736
Welltower, Inc.	106,605	8,571,042
Weyerhaeuser Co.	143,931	5,141,215
WP Carey, Inc.(c)	30,091	2,320,317
Xenia Hotels & Resorts, Inc.(b)	32,847	584,677
Zillow Group, Inc., Class A(b)(c)	1,110	117,349
Zillow Group, Inc., Class C(b)(c)	2,645	274,101

		213,048,001

Utilities-4.42%
AES Corp. (The)	157,191	3,950,210
ALLETE, Inc.	15,152	932,454
Alliant Energy Corp.	52,603	2,975,752
Ameren Corp.	58,894	4,964,175
American Electric Power Co., Inc.	137,797	11,672,784
American Water Works Co., Inc.	19,107	3,328,057
Atmos Energy Corp.	24,115	2,221,474
Avangrid, Inc.(c)	19,354	1,019,956
Avista Corp.	23,473	934,460

	Shares	Value
Utilities-(continued)
Black Hills Corp.	17,150	$1,138,417
CenterPoint Energy, Inc.	192,479	5,012,153
CMS Energy Corp.	65,246	3,937,596
Consolidated Edison, Inc.	124,966	9,422,436
Dominion Energy, Inc.	204,257	15,509,234
DTE Energy Co.	48,136	5,456,216
Duke Energy Corp.	201,501	20,555,117
Edison International	114,294	7,192,521
Entergy Corp.	63,568	6,548,775
Essential Utilities, Inc.	27,665	1,302,192
Evergy, Inc.	72,512	4,622,640
Eversource Energy	72,022	6,114,668
Exelon Corp.	335,216	17,830,139
FirstEnergy Corp.	185,836	7,160,261
Hawaiian Electric Industries, Inc.	28,155	1,141,967
IDACORP, Inc.	11,823	1,233,375
MDU Resources Group, Inc.	55,888	1,717,438
National Fuel Gas Co.	22,305	1,280,976
New Jersey Resources Corp.(c)	21,519	813,633
NextEra Energy, Inc.	224,593	19,164,521
NiSource, Inc.	116,537	2,874,968
NorthWestern Corp.(c)	16,105	915,730
NRG Energy, Inc.	46,996	1,874,670
OGE Energy Corp.	62,769	2,138,540
ONE Gas, Inc.	12,911	868,910
PG&E Corp.(b)(c)	232,379	2,695,596
Pinnacle West Capital Corp.	36,556	2,357,496
PNM Resources, Inc.	16,225	807,194
Portland General Electric Co.	30,058	1,482,160
PPL Corp.	263,857	7,599,082
Public Service Enterprise Group, Inc.	130,662	8,336,236
Sempra Energy	62,125	7,929,014
South Jersey Industries, Inc.(c)	28,739	654,100
Southern Co. (The)	245,167	15,278,807
Southwest Gas Holdings, Inc.	18,831	1,304,047
Spire, Inc.	14,732	924,580
UGI Corp.	57,381	2,490,909
Vistra Corp.	157,937	3,093,986
WEC Energy Group, Inc.	63,011	5,674,771
Xcel Energy, Inc.	116,691	7,537,072

		245,991,465

Total Common Stocks & Other Equity Interests (Cost $4,039,971,899)		5,554,993,646

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,467,647)	2,467,647	2,467,647

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $4,042,439,546)		5,557,461,293

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.06%
Invesco Private Government Fund, 0.02%(d)(e)(f)	50,626,862	50,626,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	119,552,991	$119,600,814

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,227,675)		170,227,676

TOTAL INVESTMENTS IN SECURITIES-103.03% (Cost $4,212,667,221)		5,727,688,969
OTHER ASSETS LESS LIABILITIES-(3.03)%		(168,593,400)

NET ASSETS-100.00%		$5,559,095,569

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Invesco Ltd.	$ 4,203,225	$ 140,512	$ (23,975)	$(253,169)	$4,978	$ 4,071,571	$ 53,419

Invesco Mortgage Capital, Inc.	864,622	25,978	(4,338)	(169,695)	(145)	716,422	40,453

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,630,153	70,441,958	(70,604,464)	-	-	2,467,647	652

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	51,675,128	186,243,091	(187,291,357)	-	-	50,626,862	3,172	*
Invesco Private Prime Fund	77,512,693	362,183,748	(320,095,627)	-	-	119,600,814	46,218	*

Total	$136,885,821	$619,035,287	$(578,019,761)	$(422,864)	$4,833	$177,483,316	$143,914

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Financials	20.12

Information Technology	13.17

Health Care	11.74

Industrials	10.02

Consumer Discretionary	9.77

Communication Services	7.95

Consumer Staples	7.91

Energy	7.48

Utilities	4.42

Real Estate	3.83

Materials	3.52

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.63%
AMC Entertainment Holdings, Inc., Class A(b)(c)	219,761	$7,772,947
ATN International, Inc.	16,290	664,306
Bandwidth, Inc., Class A(b)(c)	1,974	168,343
Cable One, Inc.	1,414	2,419,651
Cardlytics, Inc.(b)(c)	1,569	123,417
Cargurus, Inc.(b)	15,611	523,593
Cars.com, Inc.(b)	156,090	2,032,292
Clear Channel Outdoor Holdings, Inc.(b)	829,734	2,406,229
Cogent Communications Holdings, Inc.	35,093	2,687,773
comScore, Inc.(b)	112,854	441,259
Consolidated Communications Holdings, Inc.(b)	161,961	1,198,511
Cumulus Media, Inc., Class A(b)	24,138	299,794
E.W. Scripps Co. (The), Class A	58,424	1,086,686
Emerald Holding, Inc.(b)	45,917	185,964
Entercom Communications Corp.(b)(c)	213,544	689,747
Entravision Communications Corp., Class A	76,704	611,331
Eros STX Global Corp. (United Arab Emirates)(b)	91,153	74,518
Eventbrite, Inc., Class A(b)(c)	19,544	395,571
Fluent, Inc.(b)	23,207	55,233
Gannett Co., Inc.(b)(c)	538,507	3,123,341
Globalstar, Inc.(b)	102,491	169,110
Gogo, Inc.(b)(c)	50,525	821,536
IAC/InterActiveCorp.(b)	8,521	1,298,345
IDT Corp., Class B(b)	44,167	2,136,358
IMAX Corp.(b)	53,878	1,015,600
Iridium Communications, Inc.(b)	55,878	2,265,853
John Wiley & Sons, Inc., Class A(c)	58,760	3,183,029
Liberty Media Corp.-Liberty Braves, Class A(b)	4,651	142,181
Liberty Media Corp.-Liberty Braves, Class C(b)	16,921	502,892
Liberty TripAdvisor Holdings, Inc., Class A(b)	201,853	623,726
Madison Square Garden Entertainment Corp.(b)(c)	37,999	2,677,789
Madison Square Garden Sports Corp., Class A(b)	10,933	2,071,913
Magnite, Inc.(b)(c)	4,049	109,444
Marcus Corp. (The)(b)(c)	61,560	1,143,169
National CineMedia, Inc.	224,664	714,431
New York Times Co. (The), Class A	57,180	3,121,456
Pinterest, Inc., Class A(b)	19,566	873,426
QuinStreet, Inc.(b)	19,138	267,932
Reading International, Inc., Class A(b)	31,609	151,407
Roku, Inc.(b)	2,244	684,196
Scholastic Corp.	57,242	2,071,588
Shenandoah Telecommunications Co.	34,465	952,613
Sirius XM Holdings, Inc.(c)	521,428	3,175,496
Spok Holdings, Inc.	29,646	305,057
TechTarget, Inc.(b)(c)	3,086	291,041
TripAdvisor, Inc.(b)	59,332	1,956,176
TrueCar, Inc.(b)	103,609	434,122
United States Cellular Corp.(b)(c)	53,203	1,626,416

	Shares	Value
Communication Services-(continued)
Vimeo, Inc.(b)	13,219	$445,877
WideOpenWest, Inc.(b)	98,320	1,872,996
World Wrestling Entertainment, Inc., Class A(c)	20,526	1,253,933
Yelp, Inc.(b)	43,912	1,696,321
Zynga, Inc., Class A(b)	182,076	1,343,721

		68,359,656

Consumer Discretionary-13.36%
1-800-Flowers.com, Inc., Class A(b)(c)	19,749	634,338
2U, Inc.(b)(c)	18,302	540,641
Acushnet Holdings Corp.(c)	28,216	1,437,323
Adtalem Global Education, Inc.(b)(c)	64,637	2,387,044
Afya Ltd., Class A (Brazil)(b)	11,221	195,806
American Outdoor Brands, Inc.(b)	14,890	339,194
American Public Education, Inc.(b)	24,312	607,557
America’s Car-Mart, Inc.(b)	4,810	574,747
Arco Platform Ltd., Class A (Brazil)(b)(c)	7,932	135,241
Arcos Dorados Holdings, Inc., Class A (Brazil)(b)(c)	311,952	1,488,011
Bally’s Corp.(b)	11,368	520,768
Barnes & Noble Education, Inc.(b)	155,684	1,616,000
Bassett Furniture Industries, Inc.	24,706	417,284
Beazer Homes USA, Inc.(b)	108,649	1,967,633
Big 5 Sporting Goods Corp.(c)	60,401	1,460,496
Biglari Holdings, Inc., Class A(b)	154	126,126
Biglari Holdings, Inc., Class B(b)	1,747	290,404
BJ’s Restaurants, Inc.(b)(c)	23,161	771,725
Boot Barn Holdings, Inc.(b)	18,151	1,896,598
Boyd Gaming Corp.(b)	57,982	3,698,092
Buckle, Inc. (The)	47,962	1,996,178
Build-A-Bear Workshop, Inc.(b)(c)	33,789	529,812
Caesars Entertainment, Inc.(b)	37,311	4,084,062
Caleres, Inc.	157,221	3,625,516
Callaway Golf Co.(b)(c)	57,717	1,561,245
Camping World Holdings, Inc., Class A(c)	31,665	1,179,521
CarParts.com, Inc.(b)(c)	9,571	145,766
Carriage Services, Inc.	15,551	800,099
Carrols Restaurant Group, Inc.(c)	122,151	448,294
Carvana Co.(b)	1,486	450,525
Cato Corp. (The), Class A	70,217	1,237,926
Cavco Industries, Inc.(b)	7,354	1,767,755
Century Casinos, Inc.(b)	42,531	629,459
Century Communities, Inc.	40,841	2,738,797
Cheesecake Factory, Inc. (The)(b)(c)	57,260	2,327,046
Chegg, Inc.(b)	6,778	402,884
Chico’s FAS, Inc.(b)	745,716	4,071,609
Children’s Place, Inc. (The)(b)(c)	32,067	2,658,034
Choice Hotels International, Inc.	13,446	1,890,777
Churchill Downs, Inc.	9,777	2,248,710
Chuy’s Holdings, Inc.(b)(c)	14,215	414,509
Citi Trends, Inc.(b)(c)	9,041	699,412
Clarus Corp.	13,590	374,812
Columbia Sportswear Co.	20,879	2,168,075
Conn’s, Inc.(b)	102,111	2,274,012
Container Store Group, Inc. (The)(b)(c)	30,706	339,608
Cooper-Standard Holdings, Inc.(b)	48,272	1,252,176
Crocs, Inc.(b)	14,216	2,295,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Culp, Inc.	10,314	$136,454
Dave & Buster’s Entertainment, Inc.(b)(c)	38,914	1,444,877
Del Taco Restaurants, Inc.	62,172	518,514
Denny’s Corp.(b)	48,876	777,128
Despegar.com Corp. (Argentina)(b)	43,042	478,627
Dillard’s, Inc., Class A(c)	27,681	6,398,186
Dine Brands Global, Inc.(b)	21,714	1,835,050
Dorman Products, Inc.(b)	17,530	1,829,781
Drive Shack, Inc.(b)	99,471	258,625
Duluth Holdings, Inc., Class B(b)	16,272	233,178
El Pollo Loco Holdings, Inc.(b)(c)	19,085	280,550
Escalade, Inc.	12,704	237,692
Ethan Allen Interiors, Inc.	53,179	1,234,285
Etsy, Inc.(b)	4,641	1,163,452
Everi Holdings, Inc.(b)	82,650	1,983,600
Express, Inc.(b)(c)	1,008,737	3,873,550
Farfetch Ltd., Class A (United Kingdom)(b) .	14,418	565,330
Fiesta Restaurant Group, Inc.(b)	34,238	360,869
Five Below, Inc.(b)	13,139	2,592,325
Flexsteel Industries, Inc.	13,654	382,312
Floor & Decor Holdings, Inc., Class A(b)	22,871	3,108,626
Fossil Group, Inc.(b)(c)	164,254	1,941,482
Fox Factory Holding Corp.(b)	8,402	1,352,302
Franchise Group, Inc.(c)	5,504	202,547
frontdoor, inc.(b)	33,935	1,265,097
Full House Resorts, Inc.(b)(c)	26,289	261,576
Funko, Inc., Class A(b)(c)	35,730	585,615
Genesco, Inc.(b)	65,957	3,996,335
Gentherm, Inc.(b)	23,990	1,766,384
Golden Entertainment, Inc.(b)	28,970	1,505,571
GoPro, Inc., Class A(b)(c)	118,389	1,019,329
Grand Canyon Education, Inc.(b)	30,892	2,462,092
Green Brick Partners, Inc.(b)	26,488	690,012
Groupon, Inc.(b)(c)	57,902	1,228,680
Guess?, Inc.	81,254	1,682,770
Hamilton Beach Brands Holding Co., Class A	15,238	228,570
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 09/17/2021; Cost $518,500)(d)	34,125	979,388
Helen of Troy Ltd.(b)(c)	13,626	3,065,169
Hibbett, Inc.(c)	22,266	1,724,279
Hooker Furnishings Corp.	15,147	381,856
Horizon Global Corp.(b)	22,955	170,326
Houghton Mifflin Harcourt Co.(b)(c)	271,804	3,856,899
Hovnanian Enterprises, Inc., Class A(b)(c)	29,412	2,478,255
Hyatt Hotels Corp., Class A(b)(c)	33,784	2,878,397
Installed Building Products, Inc.	10,086	1,281,426
iRobot Corp.(b)(c)	14,184	1,183,229
Jack in the Box, Inc.	23,233	2,298,905
Johnson Outdoors, Inc., Class A	3,402	361,224
Kirkland’s, Inc.(b)(c)	20,797	467,517
Kontoor Brands, Inc.	62,258	3,299,674
Lakeland Industries, Inc.(b)(c)	5,478	114,545
Lands’ End, Inc.(b)(c)	16,588	435,933
La-Z-Boy, Inc.	56,110	1,865,096
Lazydays Holdings, Inc.(b)	14,951	315,317
LCI Industries	22,177	3,096,796
LGI Homes, Inc.(b)	18,973	2,832,669
Lifetime Brands, Inc.	18,978	321,867

	Shares	Value
Consumer Discretionary-(continued)
Lindblad Expeditions Holdings, Inc.(b)(c)	13,268	$198,357
Liquidity Services, Inc.(b)	14,802	326,828
Lumber Liquidators Holdings, Inc.(b)(c)	34,725	627,828
M/I Homes, Inc.(b)	58,911	3,373,244
MakeMyTrip Ltd. (India)(b)	16,697	528,794
Malibu Boats, Inc., Class A(b)	9,725	686,682
MarineMax, Inc.(b)	27,215	1,409,465
MasterCraft Boat Holdings, Inc.(b)	21,996	589,053
MercadoLibre, Inc. (Argentina)(b)	1,427	2,113,416
Modine Manufacturing Co.(b)	119,875	1,318,625
Monarch Casino & Resort, Inc.(b)	8,405	607,009
Monro, Inc.	32,006	1,976,691
Motorcar Parts of America, Inc.(b)(c)	23,676	447,950
Movado Group, Inc.	37,267	1,240,991
Nathan’s Famous, Inc.	3,460	216,250
National Vision Holdings, Inc.(b)(c)	45,982	2,834,330
Nautilus, Inc.(b)(c)	16,354	167,301
Noodles & Co.(b)(c)	28,761	349,446
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	22,260	1,506,112
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	32,139	347,101
OneWater Marine, Inc., Class A	14,030	622,090
Overstock.com, Inc.(b)	14,332	1,364,836
Oxford Industries, Inc.	23,001	2,132,653
Papa John’s International, Inc.	18,250	2,264,460
Party City Holdco, Inc.(b)(c)	332,788	2,419,369
Patrick Industries, Inc.	28,465	2,217,708
Peloton Interactive, Inc., Class A(b)	2,661	243,322
Perdoceo Education Corp.(b)	77,905	827,351
PetMed Express, Inc.(c)	19,825	563,625
Planet Fitness, Inc., Class A(b)	13,820	1,099,381
Playa Hotels & Resorts N.V.(b)	84,240	716,882
PlayAGS, Inc.(b)	60,595	534,448
Potbelly Corp.(b)	39,934	240,403
Quotient Technology, Inc.(b)	37,788	243,355
RCI Hospitality Holdings, Inc.	4,897	332,017
RealReal, Inc. (The)(b)(c)	12,259	159,735
Red Robin Gourmet Burgers, Inc.(b)	59,491	1,182,086
Red Rock Resorts, Inc., Class A(b)	62,105	3,379,133
Regis Corp.(b)(c)	98,304	265,421
Rent-A-Center, Inc.	37,555	2,000,179
RH(b)(c)	4,869	3,211,738
Rocky Brands, Inc.	9,990	544,955
Ruth’s Hospitality Group, Inc.(b)(c)	30,173	583,546
SeaWorld Entertainment, Inc.(b)	36,564	2,321,814
Shake Shack, Inc., Class A(b)	5,434	375,870
Shoe Carnival, Inc.	29,067	984,499
Shutterstock, Inc.	6,615	801,407
Skyline Champion Corp.(b)	21,683	1,372,968
Sleep Number Corp.(b)(c)	13,349	1,179,251
Smith & Wesson Brands, Inc.	60,481	1,300,342
Sonos, Inc.(b)	20,770	677,517
Sportsman’s Warehouse Holdings, Inc.(b)	56,069	967,751
Standard Motor Products, Inc.	36,102	1,729,286
Steven Madden Ltd.	64,839	2,924,239
Stitch Fix, Inc., Class A(b)	10,058	348,007
StoneMor, Inc.(b)	89,390	231,520
Stoneridge, Inc.(b)	37,570	713,079
Strategic Education, Inc.	21,074	1,437,458
Strattec Security Corp.(b)	8,394	291,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Stride, Inc.(b)(c)	67,080	$2,381,340
Sturm Ruger & Co., Inc.	17,090	1,348,059
Superior Group of Cos., Inc.	13,371	347,512
Superior Industries International, Inc.(b)	97,783	570,075
Tilly’s, Inc., Class A	59,312	823,251
TopBuild Corp.(b)	17,423	4,477,188
TravelCenters of America, Inc.(b)	45,733	2,465,466
Unifi, Inc.(b)	33,439	803,205
Universal Electronics, Inc.(b)	15,750	648,585
Universal Technical Institute, Inc.(b)	38,397	270,315
Veoneer, Inc. (Sweden)(b)(c)	102,365	3,603,248
Vera Bradley, Inc.(b)	57,246	561,583
Vista Outdoor, Inc.(b)	60,472	2,530,148
VOXX International Corp.(b)(c)	25,229	285,340
Wayfair, Inc., Class A(b)(c)	10,690	2,662,879
Wendy’s Co. (The)	155,836	3,475,143
Wingstop, Inc.(c)	6,567	1,132,610
Winnebago Industries, Inc.(c)	26,428	1,788,911
Wolverine World Wide, Inc.	84,822	2,813,546
WW International, Inc.(b)(c)	60,126	1,043,787
YETI Holdings, Inc.(b)(c)	14,847	1,459,906
Zovio, Inc.(b)	72,310	124,373
Zumiez, Inc.(b)(c)	25,809	1,050,426

		251,344,050

Consumer Staples-3.43%
Adecoagro S.A. (Brazil)(b)	97,174	851,244
Alico, Inc.	8,255	293,878
Andersons, Inc. (The)	57,600	1,961,856
BellRing Brands, Inc., Class A(b)	18,914	507,273
Beyond Meat, Inc.(b)(c)	2,620	259,328
Blue Apron Holdings, Inc., Class A(b)(c)	45,489	416,224
Boston Beer Co., Inc. (The), Class A(b)(c)	1,710	842,141
Calavo Growers, Inc.	15,865	637,773
Cal-Maine Foods, Inc.(c)	47,948	1,729,005
Central Garden & Pet Co.(b)(c)	13,619	702,468
Central Garden & Pet Co., Class A(b)	58,417	2,698,865
Chefs’ Warehouse, Inc. (The)(b)(c)	40,440	1,410,143
Coca-Cola Consolidated, Inc.	6,692	2,686,169
Edgewell Personal Care Co.(c)	86,409	3,023,451
elf Beauty, Inc.(b)	22,035	711,951
Energizer Holdings, Inc.	66,466	2,424,015
Farmer Brothers Co.(b)	50,851	383,925
Fresh Del Monte Produce, Inc.	62,771	2,102,201
Freshpet, Inc.(b)	1,864	290,616
Grocery Outlet Holding Corp.(b)(c)	53,803	1,193,888
Hain Celestial Group, Inc. (The)(b)(c)	78,185	3,508,161
HF Foods Group, Inc.(b)(c)	40,035	282,647
Hostess Brands, Inc.(b)(c)	166,593	3,150,274
Ingles Markets, Inc., Class A	31,863	2,204,601
Inter Parfums, Inc.	11,044	1,020,245
J&J Snack Foods Corp.	11,371	1,677,791
John B. Sanfilippo & Son, Inc.	11,823	999,043
Lancaster Colony Corp.	13,046	2,217,820
Landec Corp.(b)	48,768	474,025
Lifevantage Corp.(b)	24,231	165,982
Limoneira Co.	17,905	288,808
Medifast, Inc.	2,841	557,603
MGP Ingredients, Inc.(c)	7,251	465,587
National Beverage Corp.(c)	14,629	825,076

	Shares	Value
Consumer Staples-(continued)
Natural Grocers by Vitamin Cottage, Inc.	24,620	$299,872
Nature’s Sunshine Products, Inc.	10,919	172,411
Oil-Dri Corp.of America	4,906	170,827
Pilgrim’s Pride Corp.(b)	128,755	3,625,741
PriceSmart, Inc.	23,776	1,710,683
Revlon, Inc., Class A(b)	28,715	297,487
Reynolds Consumer Products, Inc.(c)	36,814	993,242
Seneca Foods Corp., Class A(b)	6,413	331,103
Simply Good Foods Co. (The)(b)	33,092	1,312,098
SpartanNash Co.	163,465	3,782,580
Tootsie Roll Industries, Inc.	10,740	339,921
Turning Point Brands, Inc.(c)	6,321	241,273
Universal Corp.	43,459	2,042,573
USANA Health Sciences, Inc.(b)	11,069	1,074,357
Vector Group Ltd.	193,275	2,562,826
Village Super Market, Inc., Class A	14,339	319,329
WD-40 Co.(c)	3,385	768,395
Weis Markets, Inc.(c)	23,613	1,329,648
Whole Earth Brands, Inc.(b)(c)	18,828	228,384

		64,566,827

Energy-6.06%
Alto Ingredients, Inc.(b)(c)	182,289	969,777
Amplify Energy Corp.(b)(c)	113,845	388,211
Antero Midstream Corp.	241,667	2,571,337
Arch Resources, Inc.(b)(c)	40,209	3,662,236
Archrock, Inc.	245,761	2,012,783
Ardmore Shipping Corp. (Ireland)(b)(c)	81,587	323,900
Berry Corp.	85,861	825,124
Bonanza Creek Energy, Inc.(c)	36,549	2,051,861
BP Prudhoe Bay Royalty Trust	105,865	462,630
Brigham Minerals, Inc., Class A	35,503	822,959
Cactus, Inc., Class A	19,336	841,116
Centennial Resource Development, Inc., Class A(b)(c)	934,699	6,729,833
ChampionX Corp.(b)	131,325	3,444,655
Clean Energy Fuels Corp.(b)(c)	38,406	354,103
CONSOL Energy, Inc.(b)	132,282	3,639,078
Continental Resources, Inc.(c)	148,433	7,245,015
Core Laboratories N.V	73,722	1,917,509
CVR Energy, Inc.(c)	117,663	2,255,600
Denbury, Inc.(b)	48,970	4,145,800
DHT Holdings, Inc.(c)	235,961	1,536,106
DMC Global, Inc.(b)(c)	5,343	223,231
Dorian LPG Ltd.	88,655	1,074,499
Dril-Quip, Inc.(b)	48,930	1,152,791
Expro Group Holdings N.V.(b)	36,673	628,942
Exterran Corp.(b)	65,730	281,324
Falcon Minerals Corp.	47,907	281,693
Forum Energy Technologies, Inc.(b)(c)	17,403	391,741
FTS International, Inc., Tranche 1, Wts., expiring 11/19/2023(c)(e)	6,471	8,089
FTS International, Inc., Tranche 2, Wts., expiring 11/19/2023(c)(e)	2,588	4,529
Geopark Ltd. (Colombia)	37,756	566,718
Golar LNG Ltd. (Cameroon)(b)	167,715	2,185,326
Green Plains, Inc.(b)(c)	107,765	4,089,682
Helix Energy Solutions Group, Inc.(b)	425,364	1,607,876
International Seaways, Inc.(c)	95,840	1,681,992
KLX Energy Services Holdings, Inc.(b)(c)	25,293	110,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Energy-(continued)
Kosmos Energy Ltd. (Ghana)(b)	758,329	$2,729,984
Laredo Petroleum, Inc.(b)(c)	30,713	2,315,760
Liberty Oilfield Services, Inc., Class A(b)(c) .	68,743	888,160
Magnolia Oil & Gas Corp., Class A(c)	188,850	3,943,188
Mammoth Energy Services, Inc.(b)(c)	35,863	123,010
Matador Resources Co.	143,096	5,988,568
National Energy Services Reunited Corp.(b)(c)	30,137	352,603
Navigator Holdings Ltd.(b)	50,798	421,623
Newpark Resources, Inc.(b)	253,515	861,951
NexTier Oilfield Solutions, Inc.(b)	439,064	1,958,225
Nine Energy Service, Inc.(b)(c)	62,237	115,761
Nordic American Tankers Ltd.(c)	569,476	1,338,269
Northern Oil and Gas, Inc.(c)	34,356	795,685
Oil States International, Inc.(b)(c)	287,496	1,742,226
Overseas Shipholding Group, Inc., Class A(b)	122,836	244,444
Par Pacific Holdings, Inc.(b)	81,547	1,260,717
ProPetro Holding Corp.(b)	189,290	1,815,291
Range Resources Corp.(b)(c)	284,790	6,641,303
Ranger Oil Corp.(b)	42,473	1,403,308
Renewable Energy Group, Inc.(b)(c)	33,135	2,120,640
REX American Resources Corp.(b)	6,451	567,365
Ring Energy, Inc.(b)(c)	319,450	1,201,132
RPC, Inc.(b)(c)	128,498	692,604
SandRidge Energy, Inc.(b)(c)	110,071	1,408,909
Scorpio Tankers, Inc. (Monaco)(c)	180,106	2,885,298
Select Energy Services, Inc., Class A(b)	112,668	677,135
SFL Corp. Ltd. (Norway)	349,958	2,768,168
Solaris Oilfield Infrastructure, Inc., Class A	25,611	194,387
Talos Energy, Inc.(b)	23,240	301,423
Teekay Corp. (Bermuda)(b)(c)	223,744	792,054
Teekay Tankers Ltd., Class A (Bermuda)(b)(c)	104,692	1,453,125
TETRA Technologies, Inc.(b)	319,094	1,030,674
Tidewater, Inc.(b)	47,369	574,586
Tsakos Energy Navigation Ltd. (Greece)	32,712	302,586
US Silica Holdings, Inc.(b)	140,999	1,364,870
W&T Offshore, Inc.(b)	82,575	339,383

		114,103,264

Financials-19.55%
1st Source Corp.	19,147	924,417
ACRES Commercial Realty Corp.(b)	59,993	941,890
AG Mortgage Investment Trust, Inc.	85,553	989,848
Alerus Financial Corp.	8,091	254,057
Allegiance Bancshares, Inc.	24,857	973,649
Amalgamated Financial Corp.	15,821	290,474
A-Mark Precious Metals, Inc.	23,053	1,728,744
Ambac Financial Group, Inc.(b)	106,776	1,805,582
Amerant Bancorp, Inc.(b)	12,764	338,884
American National Bankshares, Inc.	6,689	248,162
American National Group, Inc.	10,893	2,066,511
Ameris Bancorp	56,309	2,950,029
AMERISAFE, Inc.	29,914	1,773,601
Ames National Corp.	8,054	199,095
Arbor Realty Trust, Inc.(c)	114,630	2,305,209
Ares Commercial Real Estate Corp.	68,727	1,073,516
Ares Management Corp., Class A	27,977	2,370,771

	Shares	Value
Financials-(continued)
Argo Group International Holdings Ltd.	41,761	$2,301,031
Arlington Asset Investment Corp., Class A(b)	65,840	252,826
ARMOUR Residential REIT, Inc.	125,573	1,321,028
Arrow Financial Corp.	8,878	318,276
Artisan Partners Asset Management, Inc., Class A	57,873	2,867,028
AssetMark Financial Holdings, Inc.(b)	11,891	304,885
Atlantic Capital Bancshares, Inc.(b)	24,987	687,392
Atlantic Union Bankshares Corp.	76,940	2,759,838
Atlanticus Holdings Corp.(b)(c)	6,582	510,039
Axos Financial, Inc.(b)	51,299	2,718,847
B. Riley Financial, Inc.	12,582	901,626
Banc of California, Inc.	65,465	1,330,903
BancFirst Corp.	16,932	1,100,749
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	38,662	701,329
Bancorp, Inc. (The)(b)	35,950	1,098,272
Bank First Corp.(c)	4,602	326,696
Bank of Marin Bancorp	12,577	479,309
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	53,450	1,918,855
Banner Corp.	52,853	3,052,789
Bar Harbor Bankshares	7,784	231,185
Berkshire Hills Bancorp, Inc.(c)	103,932	2,821,754
BGC Partners, Inc., Class A	588,068	3,157,925
Blucora, Inc.(b)	77,619	1,282,266
Bridgewater Bancshares, Inc.(b)	17,589	318,185
Brightsphere Investment Group, Inc.	68,912	2,065,982
BrightSpire Capital, Inc.	152,395	1,494,995
Broadmark Realty Capital, Inc.	128,381	1,324,892
Brookline Bancorp, Inc.	115,445	1,852,892
Bryn Mawr Bank Corp.	22,904	1,061,371
Business First Bancshares, Inc.	12,311	328,457
Byline Bancorp, Inc.	20,443	526,612
Cambridge Bancorp	4,611	423,336
Camden National Corp.	13,125	624,750
Cannae Holdings, Inc.(b)	57,648	1,965,797
Capital City Bank Group, Inc.	7,040	189,165
Capitol Federal Financial, Inc.	235,600	2,857,828
Capstar Financial Holdings, Inc.	14,347	315,204
Carlyle Group, Inc. (The)	68,649	3,854,641
CBTX, Inc.	14,766	401,635
Central Pacific Financial Corp.	51,172	1,406,718
Century Bancorp, Inc., Class A	2,818	324,493
Cherry Hill Mortgage Investment Corp.	50,253	458,307
Citizens & Northern Corp.	9,287	236,911
City Holding Co.	18,244	1,451,858
Civista Bancshares, Inc.	10,311	248,083
CNA Financial Corp.	69,318	3,109,605
CNB Financial Corp.	12,675	325,367
Cohen & Steers, Inc.	21,920	2,079,989
Columbia Financial, Inc.(b)(c)	35,327	657,789
Community Bank System, Inc.	47,825	3,427,618
Community Trust Bancorp, Inc.	21,170	924,706
Compass Diversified Holdings	71,200	2,125,320
ConnectOne Bancorp, Inc.	37,025	1,248,853
Cowen, Inc., Class A(c)	38,310	1,445,436
Credit Acceptance Corp.(b)(c)	8,788	5,257,069
CrossFirst Bankshares, Inc.(b)	40,429	575,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Curo Group Holdings Corp.	37,612	$646,174
Customers Bancorp, Inc.(b)	44,396	2,365,863
CVB Financial Corp.	141,535	2,833,531
Diamond Hill Investment Group, Inc.	5,142	1,115,094
Dime Community Bancshares, Inc.	26,980	962,646
Donegal Group, Inc., Class A	15,737	224,252
Donnelley Financial Solutions, Inc.(b)	61,545	2,358,404
Dynex Capital, Inc.(c)	57,486	1,006,005
Eagle Bancorp, Inc.	41,910	2,371,687
eHealth, Inc.(b)(c)	13,123	582,005
Elevate Credit, Inc.(b)	113,366	388,845
Ellington Financial, Inc.	60,821	1,105,726
Ellington Residential Mortgage REIT	18,829	228,584
Employers Holdings, Inc.	47,995	1,852,607
Encore Capital Group, Inc.(b)(c)	78,922	4,263,366
Enova International, Inc.(b)	59,449	1,928,526
Enstar Group Ltd.(b)	11,708	2,701,972
Enterprise Financial Services Corp.	29,739	1,398,328
Equity Bancshares, Inc., Class A	12,249	409,852
Essent Group Ltd.	81,792	3,926,016
Farmers National Banc Corp.	18,578	331,060
FB Financial Corp.	23,157	1,049,707
Federal Agricultural Mortgage Corp., Class C	14,043	1,770,682
Financial Institutions, Inc.	19,428	620,142
First Bancorp	280,944	3,834,886
First Bancorp/Southern Pines NC	29,212	1,414,445
First Bancshares, Inc. (The)	16,967	682,922
First Busey Corp.	53,587	1,365,933
First Commonwealth Financial Corp.	141,360	2,162,808
First Community Bankshares, Inc.	10,093	327,215
First Financial Bancorp	121,281	2,884,062
First Financial Bankshares, Inc.	52,484	2,661,988
First Financial Corp.	15,479	663,275
First Foundation, Inc.	29,723	790,929
First Internet Bancorp	10,597	360,722
First Interstate BancSystem, Inc., Class A	46,837	1,947,014
First Merchants Corp.	59,475	2,472,970
First Mid Bancshares, Inc.	11,235	484,004
First of Long Island Corp. (The)	18,799	378,424
FirstCash, Inc.	46,722	4,133,495
Flagstar Bancorp, Inc.	59,050	2,786,569
Flushing Financial Corp.	53,613	1,287,784
Focus Financial Partners, Inc., Class A(b)	12,909	811,460
FS Bancorp, Inc.	7,262	250,249
German American Bancorp, Inc.	15,416	607,699
Granite Point Mortgage Trust, Inc.	155,831	2,088,135
Great Ajax Corp.	28,956	410,017
Great Southern Bancorp, Inc.	11,130	628,066
Great Western Bancorp, Inc.	117,735	4,008,877
Green Dot Corp., Class A(b)	41,611	1,762,642
Greenhill & Co., Inc.	23,248	365,459
Greenlight Capital Re Ltd., Class A(b)	68,074	505,790
Guaranty Bancshares, Inc.	6,578	246,938
Hallmark Financial Services, Inc.(b)	61,814	205,841
Hamilton Lane, Inc., Class A(c)	4,657	486,703
Hanmi Financial Corp.	53,958	1,197,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,844	1,379,778
HarborOne Bancorp, Inc.	63,615	914,148

	Shares	Value
Financials-(continued)
HBT Financial, Inc.	18,212	$328,362
HCI Group, Inc.(c)	8,662	1,160,795
Heartland Financial USA, Inc.	40,168	2,013,220
Heritage Commerce Corp.	66,519	797,563
Heritage Financial Corp.	49,246	1,223,271
Heritage Insurance Holdings, Inc.	47,461	310,395
Hilltop Holdings, Inc.(c)	85,802	3,040,823
Hingham Institution for Savings (The)	1,182	426,986
HomeStreet, Inc.	30,643	1,445,124
HomeTrust Bancshares, Inc.	18,122	550,909
Hope Bancorp, Inc.	250,341	3,652,475
Horace Mann Educators Corp.	79,029	3,096,356
Horizon Bancorp, Inc.	37,884	722,448
Houlihan Lokey, Inc.	31,709	3,553,945
Independent Bank Corp.(c)	31,040	2,622,880
Independent Bank Corporation	27,049	609,414
Independent Bank Group, Inc.	33,295	2,406,896
Interactive Brokers Group, Inc., Class A	13,408	949,957
International Bancshares Corp.	56,565	2,398,356
Investors Title Co.	1,758	340,700
James River Group Holdings Ltd.	51,098	1,632,581
Kearny Financial Corp.	100,675	1,351,058
Kinsale Capital Group, Inc.	3,343	625,642
KKR Real Estate Finance Trust, Inc.	49,007	1,063,942
Ladder Capital Corp.	324,261	3,891,132
Lakeland Bancorp, Inc.	41,097	738,924
Lakeland Financial Corp.(c)	17,806	1,279,717
LendingClub Corp.(b)	108,653	4,993,692
LendingTree, Inc.(b)(c)	2,942	474,809
Live Oak Bancshares, Inc.(c)	10,872	969,565
Macatawa Bank Corp.	27,413	230,269
Maiden Holdings Ltd.(b)	82,450	268,787
MarketAxess Holdings, Inc.	4,204	1,718,049
Marlin Business Services Corp.	17,404	398,900
MBIA, Inc.(b)(c)	144,299	2,242,406
Mercantile Bank Corp.	15,803	543,149
Merchants Bancorp	6,678	296,704
Mercury General Corp.	51,919	2,829,066
Meridian Bancorp, Inc.	41,491	962,591
Meta Financial Group, Inc.	27,056	1,499,985
Metropolitan Bank Holding Corp.(b)	8,075	733,694
Midland States Bancorp, Inc.	21,645	555,411
MidWestOne Financial Group, Inc.	13,538	424,416
Moelis & Co., Class A	42,931	3,122,801
Morningstar, Inc.	6,400	2,027,200
Mr. Cooper Group, Inc.(b)	83,499	3,660,596
MVB Financial Corp.	7,876	336,226
National Bank Holdings Corp., Class A	29,201	1,266,447
National Western Life Group, Inc., Class A .	2,830	608,478
NBT Bancorp, Inc.	54,123	1,985,773
Nelnet, Inc., Class A	18,684	1,543,859
Nicolet Bankshares, Inc.(b)	9,255	665,342
NMI Holdings, Inc., Class A(b)	61,492	1,493,026
Northeast Bank	7,551	249,938
Northfield Bancorp, Inc.	49,151	862,600
Northrim BanCorp, Inc.	8,582	381,212
Northwest Bancshares, Inc.	185,992	2,566,690
OceanFirst Financial Corp.	66,749	1,479,825
Ocwen Financial Corp.(b)	17,020	534,598
OFG Bancorp	67,143	1,739,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Old Second Bancorp, Inc.	20,928	$283,365
Oportun Financial Corp.(b)	23,325	541,840
Orchid Island Capital, Inc.	81,175	402,628
Origin Bancorp, Inc.	16,792	748,923
Pacific Premier Bancorp, Inc.	48,247	2,025,892
Palomar Holdings, Inc.(b)	3,037	277,734
Park National Corp.(c)	15,849	2,038,023
Parke Bancorp, Inc.	10,390	230,346
PCSB Financial Corp.	12,909	246,691
Peapack-Gladstone Financial Corp.	19,774	663,418
PennyMac Financial Services, Inc.	36,781	2,282,629
Peoples Bancorp, Inc.	26,216	837,863
Piper Sandler Cos	13,751	2,264,652
PJT Partners, Inc., Class A	4,300	351,697
PRA Group, Inc.(b)	70,594	3,027,071
Preferred Bank	15,328	1,051,041
Premier Financial Corp.	24,955	795,565
Primis Financial Corp.	21,302	322,725
ProAssurance Corp.	77,646	1,778,870
Provident Bancorp, Inc.	15,754	283,887
Provident Financial Services, Inc.	112,067	2,774,779
QCR Holdings, Inc.	15,975	880,861
RBB Bancorp	10,871	279,059
Ready Capital Corp.	157,384	2,434,730
Regional Management Corp.	12,469	636,917
Reliant Bancorp, Inc.	8,179	277,105
Renasant Corp.(c)	73,399	2,745,857
Republic Bancorp, Inc., Class A	6,797	367,174
Republic First Bancorp, Inc.(b)	56,965	176,592
RLI Corp.	29,463	3,191,138
Rocket Cos., Inc., Class A(c)	30,134	496,608
S&T Bancorp, Inc.	45,119	1,378,837
Safety Insurance Group, Inc.	22,246	1,744,309
Sandy Spring Bancorp, Inc.	48,945	2,322,930
Sculptor Capital Management, Inc.	17,903	474,429
Seacoast Banking Corp. of Florida	39,286	1,431,189
ServisFirst Bancshares, Inc.	29,021	2,330,677
Sierra Bancorp	10,102	252,146
Silvergate Capital Corp., Class A(b)	1,483	232,267
SiriusPoint Ltd. (Bermuda)(b)	94,804	891,158
SmartFinancial, Inc.	13,023	338,468
South State Corp.	41,568	3,246,045
Southern First Bancshares, Inc.(b)	6,939	373,804
Southside Bancshares, Inc.	35,374	1,461,654
Spirit of Texas Bancshares, Inc.	8,561	208,289
State Auto Financial Corp.	24,244	1,243,960
Stewart Information Services Corp.	44,889	3,194,750
Stock Yards Bancorp, Inc.	17,172	1,051,785
StoneX Group, Inc.(b)	22,251	1,537,767
TFS Financial Corp.	36,069	701,903
Timberland Bancorp, Inc.	7,426	206,072
Tompkins Financial Corp.	13,204	1,084,180
Towne Bank	51,862	1,634,690
TPG RE Finance Trust, Inc.	119,744	1,565,054
Tradeweb Markets, Inc., Class A	22,254	1,982,831
TriCo Bancshares	25,524	1,118,717
TriState Capital Holdings, Inc.(b)	27,192	817,120
Triumph Bancorp, Inc.(b)	13,346	1,565,486
Trupanion, Inc.(b)(c)	2,515	257,536
TrustCo Bank Corp.	27,723	930,384

	Shares	Value
Financials-(continued)
Trustmark Corp.(c)	69,211	$2,201,602
United Community Banks, Inc.	74,732	2,603,663
United Fire Group, Inc.	32,008	653,923
United Insurance Holdings Corp.	43,026	164,359
Universal Insurance Holdings, Inc.	76,656	1,132,209
Univest Financial Corp.	29,014	832,702
Veritex Holdings, Inc.	40,054	1,640,211
Virtu Financial, Inc., Class A	41,186	1,024,708
Virtus Investment Partners, Inc.	5,145	1,646,400
Walker & Dunlop, Inc.	21,271	2,766,719
Washington Trust Bancorp, Inc.	20,697	1,131,298
Waterstone Financial, Inc.	22,829	471,875
WesBanco, Inc.	69,912	2,430,840
West Bancorporation, Inc.	12,751	404,207
Westamerica Bancorporation	26,030	1,451,433
Western Asset Mortgage Capital Corp.	323,469	815,142
White Mountains Insurance Group Ltd.	2,459	2,594,220
WisdomTree Investments, Inc.(c)	215,106	1,374,527
World Acceptance Corp.(b)(c)	9,661	1,791,053
WSFS Financial Corp.	49,236	2,550,917
XP, Inc., Class A (Brazil)(b)	13,681	448,874

		367,862,083

Health Care-8.78%
10X Genomics, Inc., Class A(b)(c)	1,853	298,833
ABIOMED, Inc.(b)	6,952	2,308,342
Acadia Pharmaceuticals, Inc.(b)(c)	10,851	194,775
Acceleron Pharma, Inc.(b)	2,733	476,034
Accuray, Inc.(b)(c)	67,603	337,339
Acorda Therapeutics, Inc.(b)(c)	76,058	309,556
Adaptive Biotechnologies Corp.(b)	5,859	195,749
Addus HomeCare Corp.(b)	7,559	706,767
Agios Pharmaceuticals, Inc.(b)(c)	11,152	524,144
Akebia Therapeutics, Inc.(b)(c)	117,667	337,704
Alkermes PLC(b)	88,154	2,670,185
Allakos, Inc.(b)(c)	1,887	189,794
Allogene Therapeutics, Inc.(b)(c)	6,768	116,680
Allscripts Healthcare Solutions, Inc.(b)	197,301	2,718,808
Alnylam Pharmaceuticals, Inc.(b)(c)	9,749	1,555,550
Amedisys, Inc.(b)	7,796	1,320,175
Amicus Therapeutics, Inc.(b)	41,744	438,312
AMN Healthcare Services, Inc.(b)	42,331	4,178,070
Amneal Pharmaceuticals, Inc.(b)	142,628	783,028
Amphastar Pharmaceuticals, Inc.(b)	26,890	502,305
AnaptysBio, Inc.(b)	11,358	373,678
AngioDynamics, Inc.(b)	31,305	895,323
ANI Pharmaceuticals, Inc.(b)(c)	14,152	529,002
Anika Therapeutics, Inc.(b)	14,841	618,128
Apollo Medical Holdings, Inc.(b)(c)	9,253	635,033
Arena Pharmaceuticals, Inc.(b)	16,839	966,390
Arrowhead Pharmaceuticals, Inc.(b)	3,091	197,268
Assembly Biosciences, Inc.(b)	43,652	137,504
Assertio Holdings, Inc.(b)	108,551	111,808
Atara Biotherapeutics, Inc.(b)(c)	14,816	229,352
AtriCure, Inc.(b)	5,451	409,152
Atrion Corp.(c)	758	551,824
Avanos Medical, Inc.(b)	39,972	1,260,717
Bio-Techne Corp.	7,029	3,680,736
Bluebird Bio, Inc.(b)(c)	48,103	1,126,091
Blueprint Medicines Corp.(b)	4,775	537,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Bridgebio Pharma, Inc.(b)(c)	4,050	$199,989
Brookdale Senior Living, Inc.(b)(c)	602,376	3,915,444
Bruker Corp.	32,350	2,597,705
Cardiovascular Systems, Inc.(b)	6,905	242,227
Castlight Health, Inc., Class B(b)	100,744	181,339
Chemed Corp.	5,258	2,535,670
Collegium Pharmaceutical, Inc.(b)(c)	7,021	137,822
Computer Programs & Systems, Inc.(b)	18,297	660,522
CONMED Corp.	13,341	1,951,521
Corcept Therapeutics, Inc.(b)	22,351	402,318
CorVel Corp.(b)	4,451	815,512
CRISPR Therapeutics AG (Switzerland)(b)(c)	5,436	496,470
Cross Country Healthcare, Inc.(b)	77,936	1,615,613
CryoLife, Inc.(b)(c)	15,650	323,016
Cymabay Therapeutics, Inc.(b)	35,050	136,695
Deciphera Pharmaceuticals, Inc.(b)(c)	8,092	270,192
Denali Therapeutics, Inc.(b)(c)	3,211	155,252
DexCom, Inc.(b)	3,464	2,158,799
Eagle Pharmaceuticals, Inc.(b)	8,405	440,170
Editas Medicine, Inc.(b)(c)	4,713	173,061
Emergent BioSolutions, Inc.(b)	20,090	957,690
Enanta Pharmaceuticals, Inc.(b)	15,580	1,337,543
Endo International PLC(b)	229,425	975,056
Ensign Group, Inc. (The)	21,799	1,700,540
Enzo Biochem, Inc.(b)(c)	57,866	199,059
Epizyme, Inc.(b)(c)	26,915	113,043
Evolent Health, Inc., Class A(b)(c)	54,886	1,606,513
Exact Sciences Corp.(b)(c)	15,229	1,450,105
Exelixis, Inc.(b)	125,878	2,707,636
Fate Therapeutics, Inc.(b)(c)	1,873	100,767
FibroGen, Inc.(b)(c)	11,422	127,013
Five Star Senior Living, Inc.(b)	56,191	230,945
Fluidigm Corp.(b)(c)	41,421	213,318
FONAR Corp.(b)	11,204	179,264
G1 Therapeutics, Inc.(b)(c)	8,512	123,339
Glaukos Corp.(b)	7,581	346,528
Global Blood Therapeutics, Inc.(b)(c)	11,028	402,743
Globus Medical, Inc., Class A(b)	32,986	2,545,530
Gossamer Bio., Inc.(b)(c)	23,008	285,759
Guardant Health, Inc.(b)(c)	4,356	508,737
Haemonetics Corp.(b)	14,072	966,887
Halozyme Therapeutics, Inc.(b)	4,564	173,751
Hanger, Inc.(b)	35,722	667,287
Harvard Bioscience, Inc.(b)	38,788	292,074
Health Catalyst, Inc.(b)(c)	4,456	234,564
HealthEquity, Inc.(b)	19,020	1,258,744
HealthStream, Inc.(b)	22,305	593,536
Heron Therapeutics, Inc.(b)(c)	22,242	244,884
Heska Corp.(b)(c)	1,455	325,236
Homology Medicines, Inc.(b)(c)	15,525	88,958
Horizon Therapeutics PLC(b)	39,000	4,676,490
ICU Medical, Inc.(b)	11,005	2,576,601
Innoviva, Inc.(b)(c)	50,364	878,852
Inogen, Inc.(b)	11,138	441,622
Inovalon Holdings, Inc., Class A(b)(c)	30,058	1,226,066
Insmed, Inc.(b)(c)	6,688	201,643
Insulet Corp.(b)	2,016	625,000
Integer Holdings Corp.(b)	33,393	3,006,038
Integra LifeSciences Holdings Corp.(b)(c)	38,207	2,539,237

	Shares	Value
Health Care-(continued)
Intellia Therapeutics, Inc.(b)	3,271	$434,978
Intersect ENT, Inc.(b)	7,425	200,252
Invacare Corp.(b)	72,073	356,041
Invitae Corp.(b)(c)	6,317	167,401
Ionis Pharmaceuticals, Inc.(b)(c)	34,870	1,111,307
Iovance Biotherapeutics, Inc.(b)(c)	5,917	143,842
iRhythm Technologies, Inc.(b)	1,365	95,741
Ironwood Pharmaceuticals, Inc.(b)(c)	20,922	267,174
Karuna Therapeutics, Inc.(b)(c)	1,689	237,102
Kodiak Sciences, Inc.(b)	1,724	201,863
Kura Oncology, Inc.(b)	6,003	98,569
Lannett Co., Inc.(b)(c)	127,192	347,234
Lantheus Holdings, Inc.(b)	34,137	798,464
LeMaitre Vascular, Inc.(c)	5,444	283,142
LHC Group, Inc.(b)	13,348	1,796,507
Ligand Pharmaceuticals, Inc.(b)(c)	7,385	1,077,767
LivaNova PLC(b)	30,029	2,303,825
MacroGenics, Inc.(b)	14,758	288,224
Madrigal Pharmaceuticals, Inc.(b)	1,878	146,015
Masimo Corp.(b)	10,152	2,878,498
Medpace Holdings, Inc.(b)	8,055	1,824,860
Meridian Bioscience, Inc.(b)(c)	35,761	672,664
Merit Medical Systems, Inc.(b)	32,116	2,160,122
Mesa Laboratories, Inc.	1,087	332,296
Mirati Therapeutics, Inc.(b)	1,524	288,066
Moderna, Inc.(b)	5,726	1,976,672
ModivCare, Inc.(b)	9,041	1,471,604
Myriad Genetics, Inc.(b)	70,898	2,181,531
NanoString Technologies, Inc.(b)(c)	2,261	109,206
Natera, Inc.(b)(c)	3,473	397,902
National HealthCare Corp.	11,296	790,042
National Research Corp.	8,705	376,927
Natus Medical, Inc.(b)	35,402	886,820
Nektar Therapeutics(b)(c)	81,058	1,228,839
Neogen Corp.(b)	31,956	1,352,058
NeoGenomics, Inc.(b)(c)	12,023	553,058
Neurocrine Biosciences, Inc.(b)	7,398	779,823
Nevro Corp.(b)	2,468	280,710
NextCure, Inc.(b)	14,950	122,889
NextGen Healthcare, Inc.(b)	43,106	709,525
Novocure Ltd.(b)(c)	1,859	190,678
NuVasive, Inc.(b)(c)	46,758	2,495,007
Omnicell, Inc.(b)	13,354	2,379,015
OPKO Health, Inc.(b)(c)	276,383	1,047,492
OraSure Technologies, Inc.(b)(c)	49,075	523,630
Orthofix Medical, Inc.(b)	17,293	622,202
Pacira BioSciences, Inc.(b)	7,988	417,613
PDL BioPharma, Inc.(b)(e)	527,611	1,547,219
Pennant Group, Inc. (The)(b)	5,801	148,332
Penumbra, Inc.(b)(c)	2,561	708,245
PetIQ, Inc.(b)(c)	13,297	333,090
Phibro Animal Health Corp., Class A	27,607	605,698
PPD, Inc.(b)	68,303	3,221,853
Prestige Consumer Healthcare, Inc.(b)	70,142	4,207,819
Prothena Corp. PLC (Ireland)(b)	9,349	517,467
PTC Therapeutics, Inc.(b)(c)	11,120	421,782
Quidel Corp.(b)(c)	6,111	811,357
R1 RCM, Inc.(b)	11,032	239,394
RadNet, Inc.(b)	62,516	1,943,622
Reata Pharmaceuticals, Inc., Class A(b)(c)	1,565	150,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
REGENXBIO, Inc.(b)(c)	9,341	$331,045
Repligen Corp.(b)	6,083	1,767,112
Revance Therapeutics, Inc.(b)	7,622	104,803
Rhythm Pharmaceuticals, Inc.(b)(c)	7,690	88,512
Royalty Pharma PLC, Class A(c)	19,217	759,648
Sage Therapeutics, Inc.(b)	9,983	402,914
Sangamo Therapeutics, Inc.(b)(c)	29,394	238,679
Sarepta Therapeutics, Inc.(b)	10,424	824,851
Seagen, Inc.(b)	9,903	1,746,196
SeaSpine Holdings Corp.(b)	10,560	157,978
SIGA Technologies, Inc.(b)	43,209	311,537
Spectrum Pharmaceuticals, Inc.(b)	60,160	110,093
STAAR Surgical Co.(b)	2,090	247,581
Supernus Pharmaceuticals, Inc.(b)(c)	38,877	1,160,478
Surgery Partners, Inc.(b)	23,250	956,505
SurModics, Inc.(b)(c)	4,440	247,130
Tabula Rasa HealthCare, Inc.(b)(c)	5,530	150,140
Tactile Systems Technology, Inc.(b)	3,589	123,785
Tandem Diabetes Care, Inc.(b)	3,246	442,527
Taro Pharmaceutical Industries Ltd.(b)	10,335	574,316
Teladoc Health, Inc.(b)(c)	3,294	492,749
Tilray, Inc., Class 2 (Canada)(b)(c)	9,903	102,001
Tivity Health, Inc.(b)(c)	36,280	907,726
Travere Therapeutics, Inc.(b)(c)	10,379	299,019
Triple-S Management Corp., Class B(b)	29,495	1,040,879
Turning Point Therapeutics, Inc.(b)	2,526	105,031
Ultragenyx Pharmaceutical, Inc.(b)(c)	4,272	358,506
uniQure N.V. (Netherlands)(b)	8,404	256,070
US Physical Therapy, Inc.	5,703	615,126
Utah Medical Products, Inc.	2,541	246,045
Vanda Pharmaceuticals, Inc.(b)	27,267	466,811
Varex Imaging Corp.(b)	58,886	1,581,089
Veeva Systems, Inc., Class A(b)	9,215	2,921,247
Veracyte, Inc.(b)(c)	4,516	216,226
Viking Therapeutics, Inc.(b)(c)	33,236	193,434
Vir Biotechnology, Inc.(b)	2,484	93,721
Vocera Communications, Inc.(b)(c)	5,986	338,688
XBiotech, Inc.(c)	18,351	269,026
Xencor, Inc.(b)	12,259	484,966
Zogenix, Inc.(b)(c)	10,432	159,923
Zymeworks, Inc. (Canada)(b)	6,153	136,904

		165,251,579

Industrials-18.17%
AAON, Inc.	10,034	718,936
AAR Corp.(b)	51,892	1,835,420
Acacia Research Corp.(b)	28,302	162,170
ACCO Brands Corp.	173,526	1,435,060
ADT, Inc.(c)	309,931	2,587,924
Advanced Drainage Systems, Inc.	13,563	1,529,906
Aerojet Rocketdyne Holdings, Inc.(c)	55,383	2,437,406
AeroVironment, Inc.(b)	6,164	549,274
Air Transport Services Group, Inc.(b)	82,151	2,044,738
Alamo Group, Inc.	7,209	1,090,001
Albany International Corp., Class A	22,867	1,844,224
Allegiant Travel Co.(b)	3,757	658,489
Allied Motion Technologies, Inc.	8,633	303,450
Altra Industrial Motion Corp.	50,273	2,621,737
Ameresco, Inc., Class A(b)	10,290	845,118
American Woodmark Corp.(b)	24,595	1,690,660

	Shares	Value
Industrials-(continued)
API Group Corp.(b)	134,473	$2,928,822
Apogee Enterprises, Inc.	46,681	1,957,334
ARC Document Solutions, Inc.	71,692	217,227
ArcBest Corp.	48,445	4,352,783
Arcosa, Inc.	48,702	2,519,354
Argan, Inc.	18,806	775,936
Armstrong Flooring, Inc.(b)	78,659	223,392
Armstrong World Industries, Inc.	26,234	2,771,622
Astec Industries, Inc.	20,853	1,113,133
Astronics Corp.(b)	54,867	707,784
Atkore, Inc.(b)	36,064	3,409,130
Atlas Corp. (Canada)(c)	143,321	2,006,494
Axon Enterprise, Inc.(b)	5,295	952,888
AZEK Co., Inc. (The)(b)	18,714	686,617
AZZ, Inc.	33,082	1,757,647
Babcock & Wilcox Enterprises, Inc.(b)	64,988	443,868
Barnes Group, Inc.	56,295	2,361,012
Barrett Business Services, Inc.	11,735	962,270
BGSF, Inc.	24,531	295,108
Bloom Energy Corp., Class A(b)(c)	6,000	187,560
Blue Bird Corp.(b)	24,929	488,858
BlueLinx Holdings, Inc.(b)	34,366	1,636,853
Brady Corp., Class A	45,467	2,368,376
BrightView Holdings, Inc.(b)	80,230	1,272,448
BWX Technologies, Inc.	55,881	3,170,688
Caesarstone Ltd.	49,028	611,869
CAI International, Inc.(c)	31,616	1,768,283
Casella Waste Systems, Inc., Class A(b)	17,426	1,511,183
CBIZ, Inc.(b)	52,280	1,919,199
CECO Environmental Corp.(b)	24,123	165,966
Chart Industries, Inc.(b)(c)	16,299	2,893,398
China Yuchai International Ltd. (China)	13,156	173,396
Cimpress PLC (Ireland)(b)(c)	19,965	1,783,274
CIRCOR International, Inc.(b)	27,212	776,630
Clarivate PLC(b)(c)	28,176	660,727
Columbus McKinnon Corp.	22,259	1,052,183
Comfort Systems USA, Inc.	36,000	3,292,920
Commercial Vehicle Group, Inc.(b)	87,033	873,811
Concrete Pumping Holdings, Inc.(b)	32,865	282,639
Construction Partners, Inc.(b)(c)	19,981	711,523
Copa Holdings S.A., Class A (Panama)(c)	13,660	1,010,294
Cornerstone Building Brands, Inc.(b)	108,301	1,549,787
Corporacion America Airports S.A. (Argentina)(b)	83,339	470,032
Costamare, Inc. (Monaco)	109,758	1,471,855
Covenant Logistics Group, Inc., Class A(b) .	29,115	826,866
CRA International, Inc.	8,046	883,612
CSW Industrials, Inc.	4,306	596,898
Custom Truck One Source, Inc.(b)(c)	22,249	201,353
Danaos Corp. (Greece)	30,026	2,239,940
Daseke, Inc.(b)	130,455	1,232,800
Diana Shipping, Inc. (Greece)(b)	142,239	712,617
Douglas Dynamics, Inc.	23,301	985,632
Ducommun, Inc.(b)	14,831	717,672
Dun & Bradstreet Holdings, Inc.(b)(c)	11,481	216,302
DXP Enterprises, Inc.(b)	22,763	750,268
Eagle Bulk Shipping, Inc.(b)(c)	10,626	457,449
Echo Global Logistics, Inc.(b)	51,804	2,498,507
Encore Wire Corp.	22,207	2,977,070
Enerpac Tool Group Corp.	33,212	693,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Eneti, Inc.	26,018	$368,675
Ennis, Inc.	50,574	957,872
EnPro Industries, Inc.	25,227	2,261,853
ESCO Technologies, Inc.	13,778	1,165,068
Evoqua Water Technologies Corp.(b)	57,831	2,419,071
Exponent, Inc.	11,566	1,327,777
Federal Signal Corp.	45,123	1,931,716
Forrester Research, Inc.(b)	8,190	436,118
Forward Air Corp.	20,917	2,103,414
Franklin Covey Co.(b)	9,886	417,684
Franklin Electric Co., Inc.	27,099	2,340,812
FreightCar America, Inc.(b)(c)	83,274	348,918
Genco Shipping & Trading Ltd.	35,938	617,055
Gibraltar Industries, Inc.(b)	19,377	1,262,605
Global Industrial Co.	17,120	694,730
Global Ship Lease, Inc., Class A (United Kingdom)(c)	13,863	322,731
GMS, Inc.(b)	93,830	4,647,400
Golden Ocean Group Ltd. (Norway)(c)	197,300	1,795,430
Gorman-Rupp Co. (The)	15,591	662,929
GrafTech International Ltd.	49,811	532,978
Graham Corp.	11,588	147,283
Granite Construction, Inc.(c)	100,041	3,713,522
Great Lakes Dredge & Dock Corp.(b)	75,902	1,155,228
Griffon Corp.	69,976	1,853,664
H&E Equipment Services, Inc.	77,646	3,500,282
Harsco Corp.(b)	103,256	1,765,678
Hawaiian Holdings, Inc.(b)(c)	39,526	764,828
Healthcare Services Group, Inc.	89,221	1,712,151
Heartland Express, Inc.	51,885	847,282
HEICO Corp.(c)	9,884	1,377,731
HEICO Corp., Class A	16,776	2,108,408
Heidrick & Struggles International, Inc.	25,335	1,187,705
Helios Technologies, Inc.	16,416	1,494,677
Herc Holdings, Inc.	40,622	7,394,829
Heritage-Crystal Clean, Inc.(b)	16,930	586,963
Hill International, Inc.(b)	114,064	232,691
Hillenbrand, Inc.	70,239	3,193,065
HNI Corp.	62,006	2,319,024
Huron Consulting Group, Inc.(b)	24,499	1,228,870
Hyster-Yale Materials Handling, Inc.	16,316	783,821
IAA, Inc.(b)	42,341	2,525,641
ICF International, Inc.	19,164	1,925,790
IES Holdings, Inc.(b)	8,416	419,538
Infrastructure and Energy Alternatives, Inc.(b)(c)	18,305	202,636
INNOVATE Corp.(b)(c)	209,338	826,885
Insperity, Inc.	35,376	4,422,000
Insteel Industries, Inc.	23,659	962,212
Interface, Inc.	128,295	1,842,316
JELD-WEN Holding, Inc.(b)	121,597	3,332,974
John Bean Technologies Corp.	15,784	2,332,086
Kadant, Inc.	6,377	1,416,459
Kaman Corp.	37,065	1,326,556
Kelly Services, Inc., Class A	46,491	838,233
Kforce, Inc.	24,684	1,598,536
Kimball International, Inc., Class B	69,066	750,747
Korn Ferry	46,400	3,582,544
Kornit Digital Ltd. (Israel)(b)	3,461	578,956

	Shares	Value
Industrials-(continued)
Kratos Defense & Security Solutions, Inc.(b)	37,623	$804,756
Lawson Products, Inc.(b)	3,844	194,891
LB Foster Co., Class A(b)	14,520	231,304
Limbach Holdings, Inc.(b)	20,272	142,512
Lindsay Corp.	5,288	770,303
LSI Industries, Inc.	36,902	274,551
Luxfer Holdings PLC (United Kingdom)	26,557	534,061
Lyft, Inc., Class A(b)	58,125	2,666,194
Manitowoc Co., Inc. (The)(b)	83,454	1,788,419
ManTech International Corp., Class A	27,191	2,344,408
Marten Transport Ltd.	66,402	1,104,265
Masonite International Corp.(b)	28,196	3,383,802
Matrix Service Co.(b)	85,490	874,563
Matson, Inc.	9,336	777,502
Matthews International Corp., Class A	44,304	1,522,728
Maxar Technologies, Inc.	62,413	1,657,065
McGrath RentCorp	22,635	1,632,889
Mercury Systems, Inc.(b)	25,794	1,329,423
Mesa Air Group, Inc.(b)	99,202	747,983
Miller Industries, Inc.	17,168	620,452
MillerKnoll, Inc.(c)	110,579	4,303,735
Mistras Group, Inc.(b)	51,132	502,116
Moog, Inc., Class A	36,784	2,778,296
MRC Global, Inc.(b)	140,219	1,163,818
MSA Safety, Inc.	14,948	2,287,492
Mueller Industries, Inc.	74,714	3,932,945
Mueller Water Products, Inc., Class A	142,253	2,334,372
MYR Group, Inc.(b)	29,370	3,000,145
National Presto Industries, Inc.	5,736	476,948
NN, Inc.(b)	43,569	217,409
Northwest Pipe Co.(b)	11,367	270,080
NOW, Inc.(b)	303,508	2,191,328
NV5 Global, Inc.(b)	5,910	615,408
Orion Group Holdings, Inc.(b)	94,113	418,803
PAE, Inc.(b)	31,834	315,793
PAM Transportation Services, Inc.(b)	5,975	369,375
Park Aerospace Corp.	32,575	426,407
Park-Ohio Holdings Corp.	10,009	233,410
Parsons Corp.(b)(c)	25,227	873,863
PGT Innovations, Inc.(b)	50,988	1,088,594
Powell Industries, Inc.	19,691	509,209
Preformed Line Products Co.	3,162	219,443
Primoris Services Corp.	77,149	2,079,166
Proto Labs, Inc.(b)	7,588	453,838
Quad/Graphics, Inc.(b)(c)	80,600	317,564
Quanex Building Products Corp.	42,460	879,771
Radiant Logistics, Inc.(b)	67,565	454,712
Raven Industries, Inc.(b)	21,543	1,245,616
RBC Bearings, Inc.(b)	11,371	2,660,018
Resources Connection, Inc.	74,503	1,297,097
REV Group, Inc.	66,974	1,011,977
Rollins, Inc.	63,069	2,221,921
RR Donnelley & Sons Co.(b)	246,959	1,580,538
Rush Enterprises, Inc., Class A	67,152	3,497,276
Rush Enterprises, Inc., Class B	10,832	560,123
Safe Bulkers, Inc. (Greece)(b)	83,905	374,216
Saia, Inc.(b)	13,346	4,172,493
Schneider National, Inc., Class B	90,725	2,262,682
Shyft Group, Inc. (The)(c)	18,589	766,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Simpson Manufacturing Co., Inc.	25,125	$2,665,511
SiteOne Landscape Supply, Inc.(b)	15,329	3,601,702
SkyWest, Inc.(b)	24,983	1,075,018
SP Plus Corp.(b)	47,334	1,526,522
Spirit Airlines, Inc.(b)(c)	47,128	1,029,747
SPX Corp.(b)	26,230	1,523,701
SPX FLOW, Inc.	43,720	3,266,321
Standex International Corp.	12,333	1,372,293
Star Bulk Carriers Corp. (Greece)	51,358	1,062,597
Steelcase, Inc., Class A	235,950	2,807,805
Sterling Construction Co., Inc.(b)	46,567	1,119,471
Sunrun, Inc.(b)(c)	16,305	940,472
Team, Inc.(b)	58,321	141,137
Tennant Co.	17,553	1,394,761
Tetra Tech, Inc.	20,875	3,666,902
Textainer Group Holdings Ltd. (China)(b)	69,920	2,747,157
Thermon Group Holdings, Inc.(b)	38,843	671,207
Titan International, Inc.(b)	114,124	823,975
Titan Machinery, Inc.(b)	45,984	1,306,865
TPI Composites, Inc.(b)(c)	15,808	531,623
Transcat, Inc.(b)	5,105	382,262
Trex Co., Inc.(b)	15,441	1,642,922
TriNet Group, Inc.(b)	29,408	2,977,560
Triumph Group, Inc.(b)	138,450	2,831,302
TrueBlue, Inc.(b)	57,990	1,615,022
Tutor Perini Corp.(b)	98,589	1,342,782
UniFirst Corp.	10,290	2,037,008
Universal Logistics Holdings, Inc.	16,269	342,951
Upwork, Inc.(b)(c)	6,293	296,526
US Ecology, Inc.(b)(c)	42,909	1,381,241
US Xpress Enterprises, Inc., Class A(b)(c)	73,351	555,267
USA Truck, Inc.(b)	12,345	237,888
Vectrus, Inc.(b)	23,240	1,125,513
Veritiv Corp.(b)	26,509	2,843,620
Vertiv Holdings Co.	53,484	1,373,469
Viad Corp.(b)	36,158	1,604,330
Vicor Corp.(b)	2,118	321,068
VSE Corp.	8,127	451,455
Wabash National Corp.	132,958	2,064,838
Watts Water Technologies, Inc., Class A	17,831	3,388,247
Welbilt, Inc.(b)	149,828	3,544,930
Willdan Group, Inc.(b)(c)	8,203	274,226
WillScot Mobile Mini Holdings Corp.(b)	45,769	1,590,473
Yellow Corp.(b)(c)	320,330	2,802,887

		341,826,813

Information Technology-13.09%
3D Systems Corp.(b)(c)	23,658	666,209
8x8, Inc.(b)	12,354	279,942
A10 Networks, Inc.(b)	22,247	415,796
ACI Worldwide, Inc.(b)	68,797	2,110,692
ADTRAN, Inc.	57,575	1,063,986
Advanced Energy Industries, Inc.	16,620	1,526,048
Alarm.com Holdings, Inc.(b)	6,353	535,304
Alpha & Omega Semiconductor Ltd.(b)	15,143	524,705
Altair Engineering, Inc., Class A(b)(c)	6,641	516,603
Alteryx, Inc., Class A(b)(c)	4,403	322,256
Ambarella, Inc.(b)	5,742	1,067,036
American Software, Inc., Class A	19,654	568,590
Amkor Technology, Inc.	148,361	3,252,073

	Shares	Value
Information Technology-(continued)
Anaplan, Inc.(b)	5,008	$326,572
Applied Optoelectronics, Inc.(b)(c)	48,220	368,883
Arlo Technologies, Inc.(b)	63,793	440,172
Aspen Technology, Inc.(b)	11,370	1,781,565
Atlassian Corp. PLC, Class A(b)	2,463	1,128,374
Autodesk, Inc.(b)	6,249	1,984,745
Avalara, Inc.(b)	3,736	671,135
Aviat Networks, Inc.(b)	6,437	184,098
Avid Technology, Inc.(b)	17,825	510,508
Axcelis Technologies, Inc.(b)	21,288	1,169,350
AXT, Inc.(b)	18,790	153,514
Badger Meter, Inc.	9,127	933,236
Bel Fuse, Inc., Class B	14,761	205,473
Belden, Inc.	75,963	4,573,732
Benchmark Electronics, Inc.	55,025	1,282,633
Blackbaud, Inc.(b)	21,206	1,505,838
Blackline, Inc.(b)(c)	3,672	465,867
Bottomline Technologies (DE), Inc.(b)	16,629	769,923
Box, Inc., Class A(b)	20,181	521,275
Brightcove, Inc.(b)	8,224	81,582
Brooks Automation, Inc.	22,102	2,573,778
CalAmp Corp.(b)	42,075	404,762
Calix, Inc.(b)	11,321	708,581
Casa Systems, Inc.(b)	26,547	168,043
Cass Information Systems, Inc.	13,754	563,776
Ceragon Networks Ltd. (Israel)(b)	77,138	270,754
Cerence, Inc.(b)(c)	12,765	1,341,984
Ceridian HCM Holding, Inc.(b)	23,278	2,915,569
CEVA, Inc.(b)	5,035	229,646
ChannelAdvisor Corp.(b)	7,246	184,845
Cirrus Logic, Inc.(b)	40,239	3,251,714
Cloudflare, Inc., Class A(b)(c)	3,725	725,332
CMC Materials, Inc.	11,561	1,484,086
Cognex Corp.	29,102	2,549,044
Cohu, Inc.(b)	16,316	522,765
CommVault Systems, Inc.(b)	12,432	764,568
Comtech Telecommunications Corp.	36,937	796,731
Conduent, Inc.(b)	546,643	3,689,840
Coupa Software, Inc.(b)(c)	1,659	377,754
Crowdstrike Holdings, Inc., Class A(b)	2,648	746,206
CSG Systems International, Inc.	36,981	1,850,899
CTS Corp.	26,340	938,231
CyberArk Software Ltd.(b)	6,417	1,155,766
Daktronics, Inc.(b)	66,761	370,524
Datadog, Inc., Class A(b)	4,565	762,583
Diebold Nixdorf, Inc.(b)	186,454	1,678,086
Digi International, Inc.(b)	23,905	515,153
Diodes, Inc.(b)	27,874	2,678,413
DocuSign, Inc.(b)	3,755	1,044,979
Dolby Laboratories, Inc., Class A	29,006	2,562,680
Dropbox, Inc., Class A(b)	42,454	1,294,422
DSP Group, Inc.(b)	14,166	311,227
Dynatrace, Inc.(b)	17,068	1,280,100
Eastman Kodak Co.(b)(c)	30,213	205,146
Ebix, Inc.(c)	34,883	1,144,511
Elastic N.V.(b)	2,791	484,266
EMCORE Corp.(b)	33,280	248,934
Enphase Energy, Inc.(b)	2,900	671,727
Entegris, Inc.	28,957	4,076,566
Envestnet, Inc.(b)	20,497	1,711,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
ePlus, Inc.(b)	21,232	$2,347,622
Everbridge, Inc.(b)	1,856	295,679
EVERTEC, Inc.	31,163	1,408,879
Evo Payments, Inc., Class A(b)	14,934	323,769
ExlService Holdings, Inc.(b)	21,217	2,601,841
Extreme Networks, Inc.(b)	73,067	718,249
Fabrinet (Thailand)(b)	25,068	2,406,528
Fair Isaac Corp.(b)	3,147	1,253,135
FARO Technologies, Inc.(b)	6,754	496,892
Fastly, Inc., Class A(b)(c)	3,290	166,507
Five9, Inc.(b)	2,143	338,615
FormFactor, Inc.(b)	25,748	1,024,255
Fortinet, Inc.(b)	16,212	5,452,744
Globant S.A.(b)	4,893	1,561,797
GreenSky, Inc., Class A(b)	51,917	635,464
GTY Technology Holdings, Inc.(b)	42,539	323,296
Guidewire Software, Inc.(b)(c)	16,732	2,103,714
Hackett Group, Inc. (The)	31,425	664,325
Harmonic, Inc.(b)	65,236	591,691
HubSpot, Inc.(b)	1,648	1,335,259
I3 Verticals, Inc., Class A(b)	6,409	143,498
Ichor Holdings Ltd.(b)	15,148	662,271
II-VI Incorporated(b)(c)	29,964	1,813,122
Infinera Corp.(b)(c)	89,197	677,005
Information Services Group, Inc.	68,837	561,022
InterDigital, Inc.	34,549	2,313,056
International Money Express, Inc.(b)	12,440	208,246
Itron, Inc.(b)	30,717	2,388,861
Ituran Location and Control Ltd. (Israel)	14,399	374,518
Kimball Electronics, Inc.(b)	24,181	695,204
Knowles Corp.(b)	110,276	2,298,152
Kulicke & Soffa Industries, Inc. (Singapore)(c)	30,077	1,714,389
KVH Industries, Inc.(b)	18,083	185,532
Lattice Semiconductor Corp.(b)	15,515	1,077,362
Limelight Networks, Inc.(b)	78,381	233,575
Littelfuse, Inc.	10,859	3,198,518
LivePerson, Inc.(b)(c)	4,530	233,340
LiveRamp Holdings, Inc.(b)	20,495	1,096,687
Lumentum Holdings, Inc.(b)	31,178	2,574,679
MACOM Technology Solutions Holdings, Inc.(b)	7,589	529,864
MagnaChip Semiconductor Corp. (South Korea)(b)	37,214	705,577
Mandiant, Inc.(b)	59,654	1,040,366
Manhattan Associates, Inc.(b)	10,369	1,882,388
Maxeon Solar Technologies Ltd.(b)	8,851	199,413
MaxLinear, Inc.(b)	19,714	1,241,982
Methode Electronics, Inc.	45,348	1,907,790
MicroStrategy, Inc., Class A(b)(c)	1,063	760,109
Mimecast Ltd.(b)	10,107	762,472
Momentive Global, Inc.(b)	19,657	450,538
MoneyGram International, Inc.(b)	164,149	979,970
MongoDB, Inc.(b)(c)	548	285,667
Monolithic Power Systems, Inc.	5,041	2,648,844
N-able, Inc.(b)(c)	19,984	265,787
NeoPhotonics Corp.(b)	35,752	361,810
Net 1 UEPS Technologies, Inc. (South Africa)(b)	132,785	742,268
NETGEAR, Inc.(b)(c)	33,031	952,284

	Shares	Value
Information Technology-(continued)
NetScout Systems, Inc.(b)	105,871	$2,864,869
New Relic, Inc.(b)	9,036	733,362
nLight, Inc.(b)	7,472	210,113
Novanta, Inc.(b)	7,866	1,357,357
Nutanix, Inc., Class A(b)	23,119	793,213
NVE Corp.	3,606	245,100
Okta, Inc.(b)	1,976	488,428
OneSpan, Inc.(b)	17,404	355,390
Onto Innovation, Inc.(b)	23,758	1,881,871
OSI Systems, Inc.(b)	18,444	1,717,321
PagerDuty, Inc.(b)(c)	6,950	290,163
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	33,189	1,201,442
Palo Alto Networks, Inc.(b)	7,463	3,799,339
PAR Technology Corp.(b)(c)	2,392	150,265
Paycom Software, Inc.(b)	3,456	1,893,370
Paylocity Holding Corp.(b)	2,470	753,696
PC Connection, Inc.	19,896	916,211
PDF Solutions, Inc.(b)	13,064	307,396
Pegasystems, Inc.	3,788	449,711
Perficient, Inc.(b)(c)	16,778	2,073,761
PFSweb, Inc.(b)	32,139	417,807
Photronics, Inc.(b)	128,285	1,666,422
Ping Identity Holding Corp.(b)(c)	14,186	401,889
Plantronics, Inc.(b)(c)	21,459	574,243
Power Integrations, Inc.	14,795	1,526,992
Progress Software Corp.	22,749	1,169,526
PROS Holdings, Inc.(b)	5,464	163,920
PTC, Inc.(b)	16,872	2,148,649
Pure Storage, Inc., Class A(b)	53,980	1,449,903
Q2 Holdings, Inc.(b)	3,492	273,982
QAD, Inc., Class A	3,368	295,172
Qualys, Inc.(b)(c)	7,367	917,044
Quantum Corp.(b)	31,344	178,974
Radware Ltd. (Israel)(b)	20,013	709,061
Rambus, Inc.(b)	61,293	1,426,288
Rapid7, Inc.(b)(c)	2,945	379,169
Repay Holdings Corp.(b)(c)	10,152	213,294
Ribbon Communications, Inc.(b)	40,469	221,365
RingCentral, Inc., Class A(b)	2,475	603,356
Rogers Corp.(b)	11,029	2,218,152
SailPoint Technologies Holding, Inc.(b)(c)	10,255	492,035
ScanSource, Inc.(b)	26,696	955,183
Semtech Corp.(b)	20,274	1,723,898
Shift4 Payments, Inc., Class A(b)(c)	2,444	154,290
Silicom Ltd. (Israel)(b)	5,333	223,986
Silicon Laboratories, Inc.(b)	13,076	2,468,226
SMART Global Holdings, Inc.(b)(c)	16,315	872,200
Smartsheet, Inc., Class A(b)	5,687	392,460
SolarEdge Technologies, Inc.(b)	6,153	2,182,346
SolarWinds Corp.(c)	19,984	321,742
Splunk, Inc.(b)	18,648	3,073,563
SPS Commerce, Inc.(b)	5,862	895,303
Square, Inc., Class A(b)	11,284	2,871,778
StarTek, Inc.(b)	24,388	134,134
StoneCo Ltd., Class A (Brazil)(b)	18,739	634,503
Stratasys Ltd.(b)	38,084	1,201,169
SunPower Corp.(b)(c)	12,418	417,990
Super Micro Computer, Inc.(b)	94,394	3,340,604
Switch, Inc., Class A(c)	15,951	403,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Synaptics, Inc.(b)	19,333	$3,761,622
Synchronoss Technologies, Inc.(b)(c)	61,398	162,091
Tenable Holdings, Inc.(b)	4,321	230,093
Teradata Corp.(b)(c)	59,774	3,380,817
Trade Desk, Inc. (The), Class A(b)	12,881	964,916
TTEC Holdings, Inc.	8,180	772,110
Tucows, Inc., Class A(b)(c)	4,793	394,464
Turtle Beach Corp.(b)(c)	5,793	166,607
Tyler Technologies, Inc.(b)	6,606	3,588,511
Ubiquiti, Inc.	785	239,841
Ultra Clean Holdings, Inc.(b)	26,613	1,319,206
Unisys Corp.(b)	123,531	3,158,688
Universal Display Corp.	5,448	998,074
Upland Software, Inc.(b)	5,856	195,415
Varonis Systems, Inc.(b)(c)	3,578	231,640
Veeco Instruments, Inc.(b)(c)	30,987	752,674
Verint Systems, Inc.(b)(c)	57,328	2,671,485
VeriSign, Inc.(b)	16,132	3,592,112
Verra Mobility Corp.(b)(c)	64,150	954,552
Viavi Solutions, Inc.(b)	98,561	1,517,839
Vishay Precision Group, Inc.(b)	15,522	529,145
Vonage Holdings Corp.(b)	130,721	2,107,223
Wix.com Ltd. (Israel)(b)	1,436	267,039
Workday, Inc., Class A(b)	11,188	3,244,296
Workiva, Inc.(b)(c)	1,676	250,646
Xperi Holding Corp.	74,009	1,326,241
Yext, Inc.(b)(c)	14,387	181,132
Zendesk, Inc.(b)	5,152	524,474
Zix Corp.(b)	25,018	211,902
Zoom Video Communications, Inc., Class A(b)	1,547	424,884
Zscaler, Inc.(b)	1,044	332,890
Zuora, Inc., Class A(b)(c)	14,721	321,801

		246,350,300

Materials-5.41%
Advanced Emissions Solutions, Inc.(b)	28,194	191,437
AdvanSix, Inc.(b)	37,096	1,802,866
Alpha Metallurgical Resources, Inc.(b)	34,316	2,120,386
American Vanguard Corp.	31,772	495,008
Balchem Corp.	12,868	1,969,962
Caledonia Mining Corp. PLC (South Africa)(c)	14,096	174,649
Century Aluminum Co.(b)(c)	80,533	1,063,841
Chase Corp.	4,833	463,968
Clearwater Paper Corp.(b)	43,818	1,832,907
Cleveland-Cliffs, Inc.(b)(c)	184,397	4,445,812
Coeur Mining, Inc.(b)(c)	118,627	750,909
Eagle Materials, Inc.	21,431	3,179,503
Ecovyst, Inc.	66,550	777,304
Ferro Corp.(b)	92,472	1,943,761
Ferroglobe PLC(b)	172,231	1,141,892
Flotek Industries, Inc.(b)	98,682	115,458
Forterra, Inc.(b)	31,543	751,354
FutureFuel Corp.	44,004	310,668
GCP Applied Technologies, Inc.(b)	53,693	1,213,999
Glatfelter Corp.	57,555	945,629
Gold Resource Corp.	91,816	168,941
Greif, Inc., Class A	64,784	4,190,229
Hawkins, Inc.	21,980	806,007

	Shares	Value
Materials-(continued)
Haynes International, Inc.	24,607	$987,479
Hecla Mining Co.(c)	301,744	1,744,080
Ingevity Corp.(b)	34,485	2,686,726
Innospec, Inc.	22,690	2,055,941
Intrepid Potash, Inc.(b)	12,157	592,167
Kaiser Aluminum Corp.	18,499	1,796,993
Koppers Holdings, Inc.(b)	50,992	1,789,309
Kraton Corp.(b)(c)	73,728	3,365,683
Kronos Worldwide, Inc.	45,706	595,549
Livent Corp.(b)(c)	63,036	1,778,876
LSB Industries, Inc.(b)	83,677	747,236
Materion Corp.	21,935	1,583,268
McEwen Mining, Inc. (Canada)(b)	341,749	375,924
Mercer International, Inc. (Germany)	74,021	797,206
Mesabi Trust	7,310	161,039
Minerals Technologies, Inc.	43,380	3,077,377
Myers Industries, Inc.	41,039	844,583
Neenah, Inc.	29,029	1,467,126
NewMarket Corp.	7,102	2,414,751
Olympic Steel, Inc.	11,375	306,784
Orion Engineered Carbons S.A. (Germany)(b)	115,365	2,168,862
Quaker Houghton	5,042	1,239,525
Ranpak Holdings Corp.(b)	13,108	451,702
Rayonier Advanced Materials, Inc.(b)	163,970	1,177,305
Resolute Forest Products, Inc.	100,998	1,187,736
Royal Gold, Inc.	31,824	3,151,212
Ryerson Holding Corp.	52,666	1,388,276
Schnitzer Steel Industries, Inc., Class A	55,957	3,010,487
Schweitzer-Mauduit International, Inc., Class A	50,987	1,776,387
Sensient Technologies Corp.	39,059	3,734,040
Southern Copper Corp. (Peru)	38,086	2,284,779
Stepan Co.	22,196	2,663,964
SunCoke Energy, Inc.	226,784	1,637,380
TimkenSteel Corp.(b)(c)	94,628	1,320,061
Tredegar Corp.	64,787	781,331
TriMas Corp.(b)	44,328	1,478,339
Tronox Holdings PLC, Class A	99,212	2,313,624
UFP Technologies, Inc.(b)	7,031	435,149
United States Lime & Minerals, Inc.	1,344	165,957
Universal Stainless & Alloy Products, Inc.(b)	17,072	161,843
Valvoline, Inc.	133,465	4,532,471
Venator Materials PLC(b)	142,101	427,724
Verso Corp., Class A	96,436	2,129,307
Worthington Industries, Inc.	40,168	2,181,926

		101,823,974

Real Estate-6.99%
Acadia Realty Trust	152,643	3,263,507
Agree Realty Corp.	28,636	2,034,874
Alexander & Baldwin, Inc.	106,433	2,610,801
Alexander’s, Inc.	2,867	799,262
Altisource Portfolio Solutions S.A.(b)(c)	17,474	227,162
American Assets Trust, Inc.	69,912	2,644,771
American Finance Trust, Inc.	172,206	1,425,866
Americold Realty Trust	84,371	2,486,413
Apartment Investment & Management
Co., Class A	198,785	1,506,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Armada Hoffler Properties, Inc,	75,651	$1,037,175
Ashford Hospitality Trust, Inc.(b)(c)	17,514	247,473
Bluerock Residential Growth REIT, Inc,	57,259	774,714
Braemar Hotels & Resorts, Inc.(b)(c)	93,845	476,733
Broadstone Net Lease, Inc.(c)	28,691	762,894
BRT Apartments Corp,	11,104	220,970
CareTrust REIT, Inc.	70,910	1,471,382
CatchMark Timber Trust, Inc., Class A	60,442	517,383
Cedar Realty Trust, Inc.	30,289	674,536
Centerspace	18,756	1,898,857
Chatham Lodging Trust(b)	94,179	1,195,131
City Office REIT, Inc.	90,196	1,711,018
Community Healthcare Trust, Inc.	10,646	509,305
CorEnergy Infrastructure Trust, Inc.	112,113	531,416
CorePoint Lodging, Inc.(b)	37,220	641,673
CoreSite Realty Corp.	21,483	3,060,468
CTO Realty Growth, Inc.(c)	7,078	379,452
Cushman & Wakefield PLC(b)	199,561	3,669,927
Diversified Healthcare Trust	416,681	1,516,719
Easterly Government Properties, Inc.(c)	81,455	1,712,999
EastGroup Properties, Inc.	20,739	4,101,759
Empire State Realty Trust, Inc., Class A(c)	268,394	2,598,054
Essential Properties Realty Trust, Inc.	65,949	1,964,621
Farmland Partners, Inc.	32,188	361,793
Forestar Group, Inc.(b)	20,772	406,508
Four Corners Property Trust, Inc.	49,950	1,448,550
Franklin Street Properties Corp.	130,512	587,304
FRP Holdings, Inc.(b)	6,200	354,640
Getty Realty Corp.	38,551	1,238,258
Gladstone Commercial Corp.	39,400	861,284
Gladstone Land Corp.	14,220	314,831
Global Medical REIT, Inc.	33,200	550,456
Global Net Lease, Inc.	150,031	2,403,497
Hersha Hospitality Trust(b)	106,039	946,928
Independence Realty Trust, Inc.	117,475	2,775,934
Industrial Logistics Properties Trust	93,530	2,627,258
Innovative Industrial Properties, Inc.(c)	2,100	552,489
iStar, Inc.(c)	77,071	1,945,272
Kennedy-Wilson Holdings, Inc.(c)	155,774	3,484,664
Kite Realty Group Trust	133,767	2,715,470
LTC Properties, Inc.	41,971	1,337,196
Mack-Cali Realty Corp.(b)(c)	196,644	3,576,954
Marcus & Millichap, Inc.(b)	22,848	1,076,141
Monmouth Real Estate Investment Corp.	71,752	1,352,525
National Health Investors, Inc.	43,650	2,347,497
National Storage Affiliates Trust	29,949	1,870,615
Newmark Group, Inc., Class A	136,034	2,024,186
NexPoint Residential Trust, Inc.	20,015	1,417,462
Office Properties Income Trust	69,148	1,771,572
One Liberty Properties, Inc.	23,129	723,013
Pennsylvania REIT(b)(c)	727,911	1,237,449
Plymouth Industrial REIT, Inc.	13,678	349,610
PotlatchDeltic Corp.	57,136	2,986,499
Preferred Apartment Communities, Inc., Class A	145,714	1,837,454
PS Business Parks, Inc.	15,605	2,773,008
RE/MAX Holdings, Inc., Class A	15,264	485,548
Redfin Corp.(b)(c)	6,425	329,859
Retail Opportunity Investments Corp.	168,357	2,991,704
Retail Value, Inc.	37,097	232,227

	Shares	Value
Real Estate-(continued)
Rexford Industrial Realty, Inc.	56,495	$3,796,464
RMR Group, Inc. (The), Class A	14,887	517,919
RPT Realty	154,775	2,056,960
Safehold, Inc.	4,441	331,743
Saul Centers, Inc.	18,626	864,246
Seritage Growth Properties, Class A, (Acquired 03/17/2017 - 09/03/2021; Cost $2,041,690)(b)(c)(d)	74,198	1,142,649
St. Joe Co. (The)	6,974	327,917
Summit Hotel Properties, Inc.(b)(c)	254,913	2,549,130
Tanger Factory Outlet Centers, Inc.(c)	220,306	3,701,141
Tejon Ranch Co.(b)	21,327	388,365
Terreno Realty Corp.	35,492	2,595,530
UMH Properties, Inc.	37,754	903,831
Universal Health Realty Income Trust	9,566	544,975
Urban Edge Properties	184,235	3,229,640
Urstadt Biddle Properties, Inc.	4,463	78,593
Urstadt Biddle Properties, Inc., Class A	55,087	1,081,909
Washington REIT	139,308	3,531,458
Whitestone REIT	88,041	808,216

		131,420,446

Utilities-1.49%
American States Water Co.	23,830	2,164,717
Artesian Resources Corp., Class A	8,155	327,994
Atlantica Sustainable Infrastructure PLC (Spain)(c)	83,031	3,267,270
California Water Service Group	37,923	2,308,752
Chesapeake Utilities Corp.	14,464	1,895,796
Clearway Energy, Inc., Class A	32,928	1,086,295
Clearway Energy, Inc., Class C(c)	80,902	2,870,403
Consolidated Water Co. Ltd. (Cayman Islands)	20,171	224,100
MGE Energy, Inc.	32,232	2,446,086
Middlesex Water Co.	9,561	1,052,857
Northwest Natural Holding Co.	54,585	2,461,238
Ormat Technologies, Inc.(c)	18,979	1,372,751
Otter Tail Corp.	46,358	2,874,660
SJW Group	23,239	1,531,915
Sunnova Energy International, Inc.(b)(c)	10,391	463,023
Unitil Corp.	25,214	1,052,685
Via Renewables, Inc.(c)	28,080	313,092
York Water Co. (The)	8,025	384,558

		28,098,192

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $1,505,523,360)		1,881,007,184

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.11%
Invesco Private Government Fund, 0.02%(f)(g)(h)	85,135,312	85,135,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	199,177,524	$199,257,197

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $284,392,507)		284,392,509

TOTAL INVESTMENTS IN SECURITIES-115.07% (Cost $1,789,915,867)		2,165,399,693
OTHER ASSETS LESS LIABILITIES-(15.07)%		(283,579,391)

NET ASSETS-100.00%		$1,881,820,302

Investment Abbreviations:

REIT -Real Estate Investment Trust

Wts. -Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)	Restricted security. The aggregate value of these securities at October 31, 2021 was $2,122,037, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$24,211,996	$(24,211,996)	$-	$-	$-	$130

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	89,270,144	150,137,339	(154,272,171)	-	-	85,135,312	6,756	*

Invesco Private Prime Fund	141,140,047	336,469,214	(278,352,064)	-	-	199,257,197	97,998	*

Total	$230,410,191	$510,818,549	$(456,836,231)	$-	$-	$284,392,509	$104,884

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2021

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	19.55

Industrials	18.17

Consumer Discretionary	13.36

Information Technology	13.09

Health Care	8.78

Real Estate	6.99

Energy	6.06

Materials	5.41

Communication Services	3.63

Consumer Staples	3.43

Utilities	1.49

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$130,909,047	$5,550,205,653	$1,881,007,184
Affiliated investments in securities, at value	5,967,648	177,483,316	284,392,509
Cash	-	320,648	-
Receivable for:
Dividends	36,676	6,451,068	617,659
Securities lending	783	16,749	40,650
Investments sold	-	1	67,589
Investments sold - affiliated broker	-	3,300,896	6,517,636
Foreign tax reclaims	-	-	347,262
Other assets	28,284	1,412	-

Total assets	136,942,438	5,737,779,743	2,172,990,489

Liabilities:
Due to custodian	-	-	1,381,904
Payable for:
Investments purchased	-	-	888,221
Investments purchased - affiliated broker	-	3,358,587	2,584,605
Collateral upon return of securities loaned	5,850,786	170,227,675	284,392,507
Fund shares repurchased	-	-	18,373
Accrued advisory fees	54,364	1,337,100	482,949
Accrued trustees’ and officer’s fees	88,282	413,550	159,098
Accrued expenses	43,311	3,347,262	1,262,530

Total liabilities	6,036,743	178,684,174	291,170,187

Net Assets	$130,905,695	$5,559,095,569	$1,881,820,302

Net assets consist of:
Shares of beneficial interest	$262,675,545	$4,356,422,032	$1,767,679,587
Distributable earnings (loss)	(131,769,850)	1,202,673,537	114,140,715

Net Assets	$130,905,695	$5,559,095,569	$1,881,820,302

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,060,000	33,360,000	9,890,000
Net asset value	$123.50	$166.64	$190.28

Market price	$123.43	$166.64	$190.12

Unaffiliated investments in securities, at cost	$124,996,348	$4,034,296,828	$1,505,523,360

Affiliated investments in securities, at cost	$5,967,648	$178,370,393	$284,392,507

(a) Includes securities on loan with an aggregate value of:	$5,693,026	$164,630,291	$277,060,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$759,804	$57,364,509	$15,512,243
Affiliated dividend income	16	94,524	130
Securities lending income	5,157	81,373	381,604
Foreign withholding tax	(2,605)	(6,738)	(16,131)

Total investment income	762,372	57,533,668	15,877,846

Expenses:
Advisory fees	331,798	7,762,352	2,895,147
Sub-licensing fees	19,908	2,409,053	898,512
Accounting & administration fees	10,452	142,908	61,838
Custodian & transfer agent fees	2,345	17,096	5,918
Trustees’ and officer’s fees	7,700	42,705	18,889
Tax expenses	-	-	1,793
Other expenses	24,243	112,024	66,480

Total expenses	396,446	10,486,138	3,948,577

Less: Waivers	(1)	(47,135)	(56,654)

Net expenses	396,445	10,439,003	3,891,923

Net investment income	365,927	47,094,665	11,985,923

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,784,660)	1,965,383	8,539,107
Unaffiliated in-kind redemptions	12,517,322	14,494,447	84,194,084
Affiliated in-kind redemptions	-	4,833	-

Net realized gain	7,732,662	16,464,663	92,733,191

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(6,765,767)	273,363,117	8,984,376
Affiliated investment securities	-	(422,864)	-

Change in net unrealized appreciation (depreciation)	(6,765,767)	272,940,253	8,984,376

Net realized and unrealized gain	966,895	289,404,916	101,717,567

Net increase in net assets resulting from operations	$1,332,822	$336,499,581	$113,703,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco Dynamic Market ETF (PWC)		Invesco FTSE RAFI US 1000 ETF (PRF)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income	$365,927	$938,359	$47,094,665	$82,251,303
Net realized gain	7,732,662	22,875,867	16,464,663	532,374,793
Change in net unrealized appreciation (depreciation)	(6,765,767)	27,105,440	272,940,253	1,250,816,001

Net increase in net assets resulting from operations	1,332,822	50,919,666	336,499,581	1,865,442,097

Distributions to Shareholders from:
Distributable earnings	(431,407)	(1,144,504)	(40,355,266)	(86,948,468)

Shareholder Transactions:
Proceeds from shares sold	92,303,823	160,695,694	184,810,723	780,945,257
Value of shares repurchased	(98,109,424)	(190,492,143)	(32,528,389)	(1,459,349,596)

Net increase (decrease) in net assets resulting from share transactions	(5,805,601)	(29,796,449)	152,282,334	(678,404,339)

Net increase (decrease) in net assets	(4,904,186)	19,978,713	448,426,649	1,100,089,290

Net assets:
Beginning of period	135,809,881	115,831,168	5,110,668,920	4,010,579,630

End of period	$130,905,695	$135,809,881	$5,559,095,569	$5,110,668,920

Changes in Shares Outstanding:
Shares sold	740,000	1,580,000	1,150,000	5,350,000
Shares repurchased	(790,000)	(1,870,000)	(200,000)	(11,440,000)
Shares outstanding, beginning of period	1,110,000	1,400,000	32,410,000	38,500,000

Shares outstanding, end of period	1,060,000	1,110,000	33,360,000	32,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

Six Months Ended October 31, 2021	Year Ended April 30, 2021

$ 11,985,923	$14,258,326
92,733,191	324,181,078
8,984,376	599,967,079

113,703,490	938,406,483

(9,030,534)	(16,420,545)

37,070,857	494,184,246
(209,492,244)	(904,575,578)

(172,421,387)	(410,391,332)

(67,748,431)	511,594,606

1,949,568,733	1,437,974,127

$1,881,820,302	$1,949,568,733

210,000	3,040,000
(1,110,000)	(6,200,000)
10,790,000	13,950,000

9,890,000	10,790,000

35

Financial Highlights

Invesco Dynamic Market ETF (PWC)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$ 122.35		$ 82.74	$ 98.73	$ 96.96	$ 84.15		$ 71.56

Net investment income(a)	0.34		0.75	1.15	0.90	2.11	(b)	0.43
Net realized and unrealized gain (loss) on investments	1.21		39.76	(15.99)	1.99	12.64		12.98

Total from investment operations	1.55		40.51	(14.84)	2.89	14.75		13.41

Distributions to shareholders from:
Net investment income	(0.40)		(0.90)	(1.15)	(1.12)	(1.94)		(0.82)

Net asset value at end of period	$ 123.50		$ 122.35	$ 82.74	$ 98.73	$ 96.96		$ 84.15

Market price at end of period(c)	$ 123.43		$ 122.40	$ 81.40	$ 98.63	$ 96.98		$ 84.16

Net Asset Value Total Return(d)	1.22%		49.27%	(15.04)%	3.00%	17.67%		18.88%
Market Price Total Return(d)	1.11%		51.78%	(16.32)%	2.89%	17.68%		18.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$130,906		$135,810	$115,831	$157,975	$155,134		$143,052
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.58%	0.59%	0.60%		0.60%
Expenses, prior to Waivers	0.60	%(e)	0.62%	0.58%	0.59%	0.61%		0.61%
Net investment income	0.55	%(e)	0.75%	1.22%	0.91%	2.30	%(b)	0.56%
Portfolio turnover rate(f)	115%		321%	313%	240%	215%		231%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.10 and 1.19%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco FTSE RAFI US 1000 ETF (PRF)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$ 157.69		$ 104.17	$ 117.81	$ 111.04	$ 102.66	$ 90.15

Net investment income(a)	1.43		2.43	2.60	2.40	2.18	1.86
Net realized and unrealized gain (loss) on investments	8.75		53.64	(13.40)	6.72	8.29	12.56

Total from investment operations	10.18		56.07	(10.80)	9.12	10.47	14.42

Distributions to shareholders from:
Net investment income	(1.23)		(2.55)	(2.84)	(2.35)	(2.09)	(1.91)

Net asset value at end of period	$166.64		$ 157.69	$ 104.17	$ 117.81	$ 111.04	$ 102.66

Market price at end of period(b)	$ 166.64		$ 157.68	$ 104.31	$ 117.82	$ 111.12	$ 102.67

Net Asset Value Total Return(c)	6.50%		54.54%	(9.18)%	8.40%	10.26%	16.16%
Market Price Total Return(c)	6.50%		54.32%	(9.06)%	8.32%	10.33%	16.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,559,096		$5,110,669	$4,010,580	$5,590,025	$5,124,420	$4,897,087
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.40%	0.39%	0.40%	0.41%	0.41%
Net investment income	1.76	%(d)	1.94%	2.24%	2.13%	2.00%	1.93%
Portfolio turnover rate(e)	1%		11%	8%	10%	9%	11%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$180.68		$103.08	$132.17	$130.30	$117.87	$97.56

Net investment income(a)	1.12		1.18	1.48	1.76	1.44	1.30
Net realized and unrealized gain (loss) on investments	9.32		77.79	(28.58)	1.75	12.31	20.46

Total from investment operations	10.44		78.97	(27.10)	3.51	13.75	21.76

Distributions to shareholders from:
Net investment income	(0.84)		(1.37)	(1.99)	(1.64)	(1.32)	(1.45)

Net asset value at end of period	$190.28		$180.68	$103.08	$132.17	$130.30	$117.87

Market price at end of period(b)	$190.12		$180.64	$103.16	$132.22	$130.51	$117.82

Net Asset Value Total Return(c)	5.80%		77.05%	(20.65)%	2.75%	11.73%	22.44%
Market Price Total Return(c)	5.73%		76.88%	(20.62)%	2.60%	11.96%	22.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,881,820		$1,949,569	$1,437,974	$2,094,831	$1,889,333	$1,632,527
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40	%(d)	0.40%	0.40%	0.40%	0.41%	0.41%
Net investment income	1.20	%(d)	0.87%	1.20%	1.33%	1.15%	1.20%
Portfolio turnover rate(e)	4%		25%	21%	24%	26%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Market ETF (PWC)	“Dynamic Market ETF”

Invesco FTSE RAFI US 1000 ETF (PRF)	“FTSE RAFI US 1000 ETF”

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)	“FTSE RAFI US 1500 Small-Mid ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Dynamic Market ETF and FTSE RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of FTSE RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Market ETF	Dynamic Market Intellidex® Index

FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index

FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US Mid Small 1500 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value

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debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per

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share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, FTSE RAFI US 1000 ETF had affiliated securities lending transactions with Invesco and the fees paid to Invesco by the Fund were less than $100.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund

42

rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, and as a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, Dynamic Market ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 ETF and the FTSE RAFI US 1500 Small-Mid ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory

43

Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2023. For Dynamic Market ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of the Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2023. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2023. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Market ETF	$1

FTSE RAFI US 1000 ETF	47,135

FTSE RAFI US 1500 Small-Mid ETF	56,654

For FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For Dynamic Market ETF, the expenses borne by the Adviser are not subject to recapture.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2021 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/22	4/30/23	4/30/24	4/30/25

FTSE RAFI US 1000 ETF	$690,543	$87,359	$166,754	$389,323	$47,107

FTSE RAFI US 1500 Small-Mid ETF	438,646	62,979	137,289	181,732	56,646

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dynamic Market ETF	ICE Data Indices, LLC

FTSE RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC

FTSE RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dynamic Market ETF	$30,805

FTSE RAFI US 1000 ETF	4,013

FTSE RAFI US 1500 Small-Mid ETF	17,995

44

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Dynamic Market ETF

Investments in Securities

Common Stocks & Other Equity Interests	$130,909,047	$-	$-	$130,909,047

Money Market Funds	116,862	5,850,786	-	5,967,648

Total Investments	$131,025,909	$5,850,786	$-	$136,876,695

FTSE RAFI US 1000 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$5,554,993,646	$-	$-	$5,554,993,646

Money Market Funds	2,467,647	170,227,676	-	172,695,323

Total Investments	$5,557,461,293	$170,227,676	$-	$5,727,688,969

FTSE RAFI US 1500 Small-Mid ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,879,447,347	$-	$1,559,837	$1,881,007,184

Money Market Funds	-	284,392,509	-	284,392,509

Total Investments	$1,879,447,347	$284,392,509	$1,559,837	$2,165,399,693

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

45

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dynamic Market ETF	$142,946,681	$2,442,435	$145,389,116

FTSE RAFI US 1000 ETF	17,038,038	221,369,470	238,407,508

FTSE RAFI US 1500 Small-Mid ETF	55,872,632	245,928,944	301,801,576

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Market ETF	$158,156,496	$159,381,847

FTSE RAFI US 1000 ETF	42,172,597	34,774,407

FTSE RAFI US 1500 Small-Mid ETF	78,841,438	74,828,555

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Dynamic Market ETF	$92,284,722	$96,720,340

FTSE RAFI US 1000 ETF	182,928,647	32,186,846

FTSE RAFI US 1500 Small-Mid ETF	36,668,575	207,953,518

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

Dynamic Market ETF	$11,145,809	$(5,249,214)	$5,896,595	$130,980,100

FTSE RAFI US 1000 ETF	1,692,776,625	(276,565,240)	1,416,211,385	4,311,477,584

FTSE RAFI US 1500 Small-Mid ETF	498,758,710	(178,371,252)	320,387,458	1,845,012,235

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have

46

not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

47

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Dynamic Market ETF (PWC)

Actual	$1,000.00	$1,012.20	0.60%	$3.04

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco FTSE RAFI US 1000 ETF (PRF)

Actual	1,000.00	1,065.00	0.39	2.03

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

Actual	1,000.00	1,058.00	0.39	2.02

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

48

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2021

PYZ	Invesco DWA Basic Materials Momentum ETF

PEZ	Invesco DWA Consumer Cyclicals Momentum ETF

PSL	Invesco DWA Consumer Staples Momentum ETF

PXI	Invesco DWA Energy Momentum ETF

PFI	Invesco DWA Financial Momentum ETF

PTH	Invesco DWA Healthcare Momentum ETF

PRN	Invesco DWA Industrials Momentum ETF

PTF	Invesco DWA Technology Momentum ETF

PUI	Invesco DWA Utilities Momentum ETF

PNQI	Invesco NASDAQ Internet ETF

2

Invesco DWA Basic Materials Momentum ETF (PYZ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Aluminum-6.03%
Alcoa Corp.	110,074	$5,057,900
Arconic Corp.(b)(c)	95,329	2,804,579
Kaiser Aluminum Corp.	13,442	1,305,756

		9,168,235

Commodity Chemicals-10.45%
AdvanSix, Inc.(b)	56,064	2,724,710
Cabot Corp.	45,174	2,410,033
LyondellBasell Industries N.V., Class A	26,803	2,487,855
Olin Corp.	69,212	3,943,700
Trinseo PLC	40,777	2,285,959
Valvoline, Inc.	59,818	2,031,419

		15,883,676

Construction Materials-2.14%
Summit Materials, Inc., Class A(b)	91,096	3,247,572

Copper-3.01%
Freeport-McMoRan, Inc.	121,285	4,574,870

Diversified Chemicals-1.37%
Chemours Co. (The)	74,208	2,079,308

Fertilizers & Agricultural Chemicals-11.47%
CF Industries Holdings, Inc.	52,062	2,957,121
Corteva, Inc.	85,420	3,685,873
FMC Corp.	46,062	4,192,103
Mosaic Co. (The)	159,067	6,612,415

		17,447,512

Forest Products-2.09%
Louisiana-Pacific Corp.	54,026	3,183,752

Industrial Gases-3.25%
Air Products and Chemicals, Inc.	16,471	4,938,171

Life Sciences Tools & Services-2.61%
Avantor, Inc.(b)	98,450	3,975,411

Metal & Glass Containers-0.87%
O-I Glass, Inc.(b)	101,087	1,319,185

Paper Packaging-3.45%
Avery Dennison Corp.	24,104	5,247,923

Specialty Chemicals-30.18%
Albemarle Corp.	21,021	5,265,130
Avient Corp.	65,381	3,522,728
Balchem Corp.	10,427	1,596,270
Celanese Corp.	32,050	5,176,396
Ecolab, Inc.	13,944	3,098,636
Element Solutions, Inc.	128,199	2,911,399
Ingevity Corp.(b)	26,589	2,071,550
Innospec, Inc.	24,628	2,231,543
Kraton Corp.(b)	52,161	2,381,150

	Shares	Value
Specialty Chemicals-(continued)
Livent Corp.(b)(c)	202,779	$5,722,423
Minerals Technologies, Inc.	24,027	1,704,475
PPG Industries, Inc.	24,228	3,890,290
Quaker Houghton	9,101	2,237,390
RPM International, Inc.	28,641	2,497,495
Stepan Co.	13,155	1,578,863

		45,885,738

Steel-22.98%
Allegheny Technologies, Inc.(b)	107,836	1,736,160
Carpenter Technology Corp.	45,508	1,405,287
Cleveland-Cliffs, Inc.(b)(c)	248,710	5,996,398
Commercial Metals Co.	82,367	2,650,570
Nucor Corp.	46,845	5,230,244
Reliance Steel & Aluminum Co.	19,168	2,801,595
Schnitzer Steel Industries, Inc., Class A	39,210	2,109,498
Steel Dynamics, Inc.	81,914	5,412,877
TimkenSteel Corp.(b)(c)	148,552	2,072,301
United States Steel Corp.(c)	154,042	4,065,168
Worthington Industries, Inc.	26,970	1,465,010

		34,945,108

Total Common Stocks & Other Equity Interests (Cost $137,784,770)		151,896,461

Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $326,938)	326,938	326,938

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $138,111,708)		152,223,399

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.79%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,456,880	4,456,880
Invesco Private Prime Fund, 0.11%(d)(e)(f)	13,463,584	13,468,969

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,925,849)		17,925,849

TOTAL INVESTMENTS IN SECURITIES-111.90% (Cost $156,037,557)		170,149,248

OTHER ASSETS LESS LIABILITIES-(11.90)%		(18,097,856)

NET ASSETS-100.00%		$152,051,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$127,943	$929,303	$(730,308)	$-	$-	$326,938	$35

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,678,994	52,351,638	(54,573,752)	-	-	4,456,880	764	*

Invesco Private Prime Fund	10,018,491	101,282,243	(97,831,765)	-	-	13,468,969	10,673	*

Total	$16,825,428	$154,563,184	$(153,135,825)	$-	$-	$18,252,787	$11,472

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Specialty Chemicals	30.18

Steel	22.98

Fertilizers & Agricultural Chemicals	11.47

Commodity Chemicals	10.45

Aluminum	6.03

Paper Packaging	3.45

Industrial Gases	3.25

Copper	3.01

Sub-Industry Types Each Less Than 3%	9.08

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Apparel Retail-3.64%
Boot Barn Holdings, Inc.(b)	26,101	$2,727,294
Shoe Carnival, Inc.	38,551	1,305,722

		4,033,016

Auto Parts & Equipment-1.63%
Fox Factory Holding Corp.(b)	11,224	1,806,503

Automotive Retail-7.31%
AutoNation, Inc.(b)	22,532	2,729,076
Carvana Co.(b)	11,697	3,546,296
TravelCenters of America, Inc.(b)	33,922	1,828,735

		8,104,107

Casinos & Gaming-5.95%
Golden Entertainment, Inc.(b)	35,007	1,819,314
Scientific Games Corp.(b)	59,717	4,780,346

		6,599,660

Computer & Electronics Retail-3.44%
GameStop Corp., Class A(b)(c)	20,793	3,815,723

Consumer Electronics-2.02%
Garmin Ltd.	15,629	2,244,324

Department Stores-5.88%
Dillard’s, Inc., Class A(c)	12,073	2,790,553
Macy’s, Inc.	141,105	3,735,050

		6,525,603

Education Services-1.82%
Houghton Mifflin Harcourt Co.(b)	142,345	2,019,876

Footwear-9.59%
Crocs, Inc.(b)	25,905	4,182,362
Deckers Outdoor Corp.(b)	5,610	2,217,689
NIKE, Inc., Class B	25,286	4,230,095

		10,630,146

General Merchandise Stores-2.62%
Target Corp.	11,202	2,908,263

Home Improvement Retail-7.73%
Floor & Decor Holdings, Inc., Class A(b)	20,303	2,759,584
Home Depot, Inc. (The)	8,180	3,040,833
Lowe’s Cos., Inc.	11,834	2,767,026

		8,567,443

Homebuilding-1.63%
Skyline Champion Corp.(b)	28,468	1,802,594

Homefurnishing Retail-3.70%
RH(b)(c)	6,222	4,104,218

Hypermarkets & Super Centers-2.65%
Costco Wholesale Corp.	5,982	2,940,392

Internet & Direct Marketing Retail-7.97%
eBay, Inc.	40,527	3,109,232
Etsy, Inc.(b)	15,855	3,974,690
Shutterstock, Inc.	14,462	1,752,071

		8,835,993

	Shares	Value
Leisure Facilities-2.26%
SeaWorld Entertainment, Inc.(b)	39,441	$2,504,504

Leisure Products-2.77%
YETI Holdings, Inc.(b)	31,265	3,074,287

Publishing-1.31%
Gannett Co., Inc.(b)	251,505	1,458,729

Restaurants-8.75%
Chipotle Mexican Grill, Inc.(b)	2,043	3,634,558
Domino’s Pizza, Inc.	9,204	4,500,480
Papa John’s International, Inc.	12,597	1,563,036

		9,698,074

Specialty Stores-17.27%
Academy Sports & Outdoors, Inc.(b)(c)	67,504	2,887,821
Bath & Body Works, Inc.	57,047	3,941,377
Dick’s Sporting Goods, Inc.(c)	28,874	3,586,440
National Vision Holdings, Inc.(b)	27,460	1,692,634
Signet Jewelers Ltd.(c)	51,301	4,575,023
Tractor Supply Co.	11,358	2,466,617

		19,149,912

Total Common Stocks & Other Equity Interests (Cost $94,826,852)		110,823,367

Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $235,067)	235,067	235,067

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $95,061,919)		111,058,434

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.92%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,296,723	4,296,723
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,021,678	10,025,687

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,322,410)		14,322,410

TOTAL INVESTMENTS IN SECURITIES-113.07% (Cost $109,384,329)		125,380,844

OTHER ASSETS LESS LIABILITIES-(13.07)%		(14,494,249)

NET ASSETS-100.00%		$110,886,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$161,516	$736,684	$(663,133)	$-	$-	$235,067	$28

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,926,332	41,088,185	(45,717,794)	-	-	4,296,723	507	*

Invesco Private Prime Fund	13,869,648	82,354,703	(86,198,663)	(1)	-	10,025,687	7,616	*

Total	$22,957,496	$124,179,572	$(132,579,590)	$(1)	$-	$14,557,477	$8,151

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Specialty Stores	17.27

Footwear	9.59

Restaurants	8.75

Internet & Direct Marketing Retail	7.97

Home Improvement Retail	7.73

Automotive Retail	7.31

Casinos & Gaming	5.95

Department Stores	5.88

Homefurnishing Retail	3.70

Apparel Retail	3.64

Computer & Electronics Retail	3.44

Sub-Industry Types Each Less Than 3%	18.71

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Consumer Staples Momentum ETF (PSL)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Agricultural Products-5.41%
Bunge Ltd.	26,622	$2,466,262
Darling Ingredients, Inc.(b)	38,492	3,253,344

		5,719,606

Distillers & Vintners-1.50%
Brown-Forman Corp., Class B	23,394	1,588,219

Education Services-7.23%
Bright Horizons Family Solutions, Inc.(b)	11,940	1,982,040
Chegg, Inc.(b)(c)	59,201	3,518,907
Stride, Inc.(b)(c)	60,455	2,146,153

		7,647,100

Food Distributors-10.08%
Chefs’ Warehouse, Inc. (The)(b)(c)	50,201	1,750,509
Performance Food Group Co.(b)	53,747	2,430,977
Sysco Corp.	26,834	2,063,535
United Natural Foods, Inc.(b)	48,074	2,085,931
US Foods Holding Corp.(b)	67,266	2,332,112

		10,663,064

Food Retail-6.67%
Albertsons Cos., Inc., Class A	70,154	2,171,266
Casey’s General Stores, Inc.	12,466	2,387,738
Kroger Co. (The)	62,360	2,495,647

		7,054,651

Home Furnishings-3.59%
Tempur Sealy International, Inc.	85,426	3,798,894

Household Appliances-1.80%
Helen of Troy Ltd.(b)(c)	8,436	1,897,678

Household Products-11.24%
Church & Dwight Co., Inc.	51,823	4,527,257
Clorox Co. (The)	12,763	2,080,496
Procter & Gamble Co. (The)	19,431	2,778,439
Spectrum Brands Holdings, Inc.	26,653	2,498,719

		11,884,911

Industrial Machinery-2.38%
Snap-on, Inc.	12,383	2,516,597

Packaged Foods & Meats-13.00%
B&G Foods, Inc.(c)	57,848	1,703,045
Freshpet, Inc.(b)	19,403	3,025,122
Hain Celestial Group, Inc. (The)(b)	42,488	1,906,436
Hershey Co. (The)	11,796	2,068,429
McCormick & Co., Inc.	35,808	2,872,876
Mondelez International, Inc., Class A	35,727	2,170,058

		13,745,966

Personal Products-13.92%
Beauty Health Co. (The)(b)(c)	124,381	3,416,746

	Shares	Value
Personal Products-(continued)
Coty, Inc., Class A(b)	402,206	$3,410,707
elf Beauty, Inc.(b)	53,549	1,730,168
Estee Lauder Cos., Inc. (The), Class A	13,586	4,406,347
Medifast, Inc.	8,954	1,757,402

		14,721,370

Soft Drinks-17.24%
Celsius Holdings, Inc.(b)(c)	52,677	5,084,384
Keurig Dr Pepper, Inc.	112,889	4,074,164
Monster Beverage Corp.(b)	49,002	4,165,170
National Beverage Corp.(c)	41,134	2,319,958
PepsiCo, Inc.	16,029	2,590,286

		18,233,962

Specialized Consumer Services-4.65%
H&R Block, Inc.	78,191	1,803,866
Service Corp. International	45,483	3,115,131

		4,918,997

Tobacco-1.23%
Turning Point Brands, Inc.(c)	34,178	1,304,574

Total Common Stocks & Other Equity Interests (Cost $95,433,131)		105,695,589

Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $213,572)	213,572	213,572

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $95,646,703)		105,909,161

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.75%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,043,138	4,043,138
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,430,217	9,433,989

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,477,127)		13,477,127

TOTAL INVESTMENTS IN SECURITIES-112.89% (Cost $109,123,830)		119,386,288
OTHER ASSETS LESS LIABILITIES-(12.89)%		(13,630,539)

NET ASSETS-100.00%		$105,755,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$118,265	$1,714,176	$(1,618,869)	$-	$-	$213,572	$31

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,502,892	16,983,922	(18,443,676)	-	-	4,043,138	171	*

Invesco Private Prime Fund	8,254,338	32,161,561	(30,981,910)	-	-	9,433,989	2,696	*

Total	$13,875,495	$50,859,659	$(51,044,455)	$-	$-	$13,690,699	$2,898

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Soft Drinks	17.24

Personal Products	13.92

Packaged Foods & Meats	13.00

Household Products	11.24

Food Distributors	10.08

Education Services	7.23

Food Retail	6.67

Agricultural Products	5.41

Specialized Consumer Services	4.65

Home Furnishings	3.59

Sub-Industry Types Each Less Than 3%	6.91

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Energy Momentum ETF (PXI)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Coal & Consumable Fuels-3.05%
Arch Resources, Inc.(b)(c)	16,491	$1,502,000
CONSOL Energy, Inc.(b)	51,385	1,413,602

		2,915,602

Integrated Oil & Gas-2.14%
Occidental Petroleum Corp.	61,162	2,050,762

Oil & Gas Drilling-1.13%
Valaris Ltd.(b)	30,627	1,078,683

Oil & Gas Equipment & Services-3.00%
Baker Hughes Co., Class A	62,667	1,571,688
Cactus, Inc., Class A	29,696	1,291,776

		2,863,464

Oil & Gas Exploration & Production-69.48%
Antero Resources Corp.(b)	154,450	3,068,922
Bonanza Creek Energy, Inc.(c)	34,239	1,922,177
California Resources Corp.(b)	30,039	1,385,699
Callon Petroleum Co.(b)(c)	68,967	3,567,663
Centennial Resource Development, Inc.,
Class A(b)(c)	339,992	2,447,942
Chesapeake Energy Corp.(c)	23,482	1,496,743
Comstock Resources, Inc.(b)	140,051	1,382,303
ConocoPhillips	34,701	2,584,877
Continental Resources, Inc.(c)	64,094	3,128,428
Denbury, Inc.(b)	20,367	1,724,270
Devon Energy Corp.	75,480	3,025,238
Diamondback Energy, Inc.	25,219	2,703,225
EOG Resources, Inc.	24,398	2,255,839
Hess Corp.	25,945	2,142,279
Laredo Petroleum, Inc.(b)(c)	24,014	1,810,656
Magnolia Oil & Gas Corp., Class A(c)	87,440	1,825,747
Marathon Oil Corp.	157,375	2,568,360
Matador Resources Co.	64,634	2,704,933
Murphy Oil Corp.	64,160	1,785,573
Noble Corp.(b)(c)	37,431	941,764
Oasis Petroleum, Inc.	14,923	1,799,714
Ovintiv, Inc.	109,030	4,090,806
PDC Energy, Inc.	38,940	2,036,951
Pioneer Natural Resources Co.	10,110	1,890,368
Range Resources Corp.(b)(c)	157,244	3,666,930
SandRidge Energy, Inc.(b)	117,903	1,509,158
SM Energy Co.	85,846	2,946,235
Southwestern Energy Co.(b)	498,108	2,430,767
Whiting Petroleum Corp.(b)	24,036	1,565,465

		66,409,032

	Shares	Value
Oil & Gas Refining & Marketing-8.82%
Aemetis, Inc.(b)	72,593	$1,444,601
Green Plains, Inc.(b)(c)	52,345	1,986,493
Marathon Petroleum Corp.	29,976	1,976,317
Valero Energy Corp.	39,069	3,021,206

		8,428,617

Oil & Gas Storage & Transportation-8.82%
Antero Midstream Corp.	161,536	1,718,743
Cheniere Energy, Inc.(b)	37,496	3,877,086
Targa Resources Corp.	51,792	2,831,469

		8,427,298

Semiconductors-1.77%
Meta Materials, Inc.(b)(c)	360,658	1,695,092

Steel-1.75%
Alpha Metallurgical Resources, Inc.(b)	27,097	1,674,324

Total Common Stocks & Other Equity Interests (Cost $83,923,476)		95,542,874

Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $187,611)	187,611	187,611

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $84,111,087)		95,730,485

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.95%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,007,785	6,007,785
Invesco Private Prime Fund, 0.11%(d)(e)(f)	14,012,561	14,018,166

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,025,951)		20,025,951

TOTAL INVESTMENTS IN SECURITIES-121.11% (Cost $104,137,038)		115,756,436
OTHER ASSETS LESS LIABILITIES-(21.11)%		(20,179,001)

NET ASSETS-100.00%		$95,577,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Energy Momentum ETF (PXI)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$199,021	$1,464,659	$(1,476,069)	$-	$-	$187,611	$36

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,115,654	48,006,979	(51,114,848)	-	-	6,007,785	475	*

Invesco Private Prime Fund	13,673,482	75,871,858	(75,527,174)	-	-	14,018,166	6,977	*

Total	$22,988,157	$125,343,496	$(128,118,091)	$-	$-	$20,213,562	$7,488

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Oil & Gas Exploration & Production	69.48

Oil & Gas Refining & Marketing	8.82

Oil & Gas Storage & Transportation	8.82

Coal & Consumable Fuels	3.05

Oil & Gas Equipment & Services	3.00

Sub-Industry Types Each Less Than 3%	6.79

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Financial Momentum ETF (PFI)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Asset Management & Custody Banks-20.64%
Ameriprise Financial, Inc.	13,002	$3,928,294
Apollo Global Management, Inc.(b)	44,147	3,397,112
Ares Management Corp., Class A	25,319	2,145,532
Blackstone, Inc., Class A	28,735	3,977,499
Brightsphere Investment Group, Inc.	48,342	1,449,293
Carlyle Group, Inc. (The)	48,921	2,746,914
KKR & Co., Inc., Class A	41,416	3,299,613
Virtus Investment Partners, Inc.	3,592	1,149,440

		22,093,697

Consumer Finance-19.09%
Ally Financial, Inc.	43,542	2,078,695
American Express Co.	14,008	2,434,310
Discover Financial Services	19,941	2,259,714
LendingClub Corp.(c)	120,821	5,552,933
Navient Corp.	65,644	1,293,187
OneMain Holdings, Inc.	44,890	2,370,641
Upstart Holdings, Inc.(c)	13,820	4,450,593

		20,440,073

Diversified Banks-3.25%
JPMorgan Chase & Co.	20,473	3,478,158

Diversified REITs-1.36%
iStar, Inc.	57,585	1,453,445

Financial Exchanges & Data-8.42%
Moody’s Corp.	10,072	4,070,599
Morningstar, Inc.	5,342	1,692,078
Nasdaq, Inc.	15,487	3,250,257

		9,012,934

Industrial REITs-2.27%
Innovative Industrial Properties, Inc.(b)	9,219	2,425,427

Insurance Brokers-2.42%
Marsh & McLennan Cos., Inc.	15,505	2,586,234

Investment Banking & Brokerage-10.00%
LPL Financial Holdings, Inc.	23,361	3,831,671
Morgan Stanley	24,158	2,482,959
Raymond James Financial, Inc.	44,496	4,386,861

		10,701,491

Mortgage REITs-8.14%
Apollo Commercial Real Estate Finance, Inc.	69,721	1,055,576
Arbor Realty Trust, Inc.(b)	86,784	1,745,226
Ares Commercial Real Estate Corp.	67,037	1,047,118
Ellington Financial, Inc.	61,880	1,124,978
MFA Financial, Inc.	315,784	1,424,186
New York Mortgage Trust, Inc.	248,771	1,092,105
Redwood Trust, Inc.	90,704	1,229,946

		8,719,135

Multi-line Insurance-1.49%
American Financial Group, Inc.	11,728	1,595,477

Investment Abbreviations:
REIT-Real Estate Investment Trust

	Shares	Value
Paper Packaging-1.58%
Ranpak Holdings Corp.(c)	49,241	$1,696,845

Property & Casualty Insurance-1.37%
HCI Group, Inc.	10,963	1,469,152

Real Estate Services-2.98%
Newmark Group, Inc., Class A	84,512	1,257,539
Realogy Holdings Corp.(c)	111,613	1,933,137

		3,190,676

Regional Banks-12.88%
First Bancorp	127,794	1,744,388
First Republic Bank	11,611	2,511,808
Pinnacle Financial Partners, Inc.	19,235	1,857,524
ServisFirst Bancshares, Inc.	19,639	1,577,208
Signature Bank	9,003	2,681,273
SVB Financial Group(c)	4,767	3,419,846

		13,792,047

Specialized REITs-2.06%
CubeSmart	40,065	2,203,976

Thrifts & Mortgage Finance-2.07%
Mr. Cooper Group, Inc.(c)	50,435	2,211,070

Total Common Stocks & Other Equity Interests (Cost $90,656,510)		107,069,837

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $34,296)	34,296	34,296

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $90,690,806)		107,104,133

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.03%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,936,532	1,936,532
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,516,768	4,518,575

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,455,107)		6,455,107

TOTAL INVESTMENTS IN SECURITIES-106.08% (Cost $97,145,913)		113,559,240
OTHER ASSETS LESS LIABILITIES-(6.08)%		(6,510,674)

NET ASSETS-100.00%		$107,048,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Financial Momentum ETF (PFI)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$182,366	$1,443,985	$(1,592,055)	$-	$-	$34,296	$18

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	832,889	11,768,420	(10,664,777)	-	-	1,936,532	91	*

Invesco Private Prime Fund	1,249,334	23,705,400	(20,436,159)	-	-	4,518,575	1,354	*

Total	$2,264,589	$36,917,805	$(32,692,991)	$-	$-	$6,489,403	$1,463

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Asset Management & Custody Banks	20.64

Consumer Finance	19.09

Regional Banks	12.88

Investment Banking & Brokerage	10.00

Financial Exchanges & Data	8.42

Mortgage REITs	8.14

Diversified Banks	3.25

Sub-Industry Types Each Less Than 3%	17.60

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Healthcare Momentum ETF (PTH)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Biotechnology-23.88%
Celldex Therapeutics, Inc.(b)(c)	195,020	$8,296,151
Cerevel Therapeutics Holdings, Inc.(b)(c)	276,900	11,255,985
Gritstone bio, Inc.(b)	382,009	4,198,279
Horizon Therapeutics PLC(b)	186,218	22,329,400
Ideaya Biosciences, Inc.(b)	220,364	4,724,604
IVERIC bio, Inc.(b)	1,874,987	33,187,270
Morphic Holding, Inc.(b)	70,054	4,028,105
Natera, Inc.(b)(c)	123,561	14,156,384
Pieris Pharmaceuticals, Inc.(b)	1,112,083	5,093,340
Prothena Corp. PLC (Ireland)(b)(c)	122,416	6,775,726

		114,045,244

Health Care Equipment-26.87%
AtriCure, Inc.(b)	80,274	6,025,366
Axonics, Inc.(b)(c)	81,429	5,972,817
Cutera, Inc.(b)(c)	88,244	3,794,492
Danaher Corp.	80,577	25,121,491
Edwards Lifesciences Corp.(b)	155,429	18,623,503
Heska Corp.(b)(c)	16,337	3,651,810
IDEXX Laboratories, Inc.(b)	28,334	18,874,411
Intuitive Surgical, Inc.(b)	34,893	12,600,909
ResMed, Inc.	38,889	10,224,307
Shockwave Medical, Inc.(b)	87,978	18,800,898
ViewRay, Inc.(b)	638,954	4,670,754

		128,360,758

Health Care Facilities-4.73%
Acadia Healthcare Co., Inc.(b)	105,251	6,525,562
Joint Corp. (The)(b)(c)	107,645	9,416,785
Tenet Healthcare Corp.(b)	92,743	6,645,963

		22,588,310

Health Care Services-3.07%
Apollo Medical Holdings, Inc.(b)(c)	213,659	14,663,417

Health Care Supplies-5.71%
Align Technology, Inc.(b)	15,185	9,481,059
West Pharmaceutical Services, Inc.	41,398	17,796,172

		27,277,231

Health Care Technology-2.55%
Evolent Health, Inc., Class A(b)(c)	164,241	4,807,334
Omnicell, Inc.(b)	41,438	7,382,180

		12,189,514

Life Sciences Tools & Services-26.11%
Agilent Technologies, Inc.	54,853	8,638,799

	Shares	Value
Life Sciences Tools & Services-(continued)
Bio-Rad Laboratories, Inc., Class A(b)	14,986	$11,909,075
Bio-Techne Corp.	20,743	10,862,072
Charles River Laboratories International, Inc.(b)	29,572	13,268,365
Medpace Holdings, Inc.(b)	46,398	10,511,467
Mettler-Toledo International, Inc.(b)	6,397	9,473,189
NeoGenomics, Inc.(b)	158,411	7,286,906
PerkinElmer, Inc.	51,442	9,099,575
Repligen Corp.(b)	76,236	22,146,558
Thermo Fisher Scientific, Inc.	34,017	21,535,142

		124,731,148

Pharmaceuticals-7.11%
Catalent, Inc.(b)	82,577	11,384,065
Fulcrum Therapeutics, Inc.(b)	492,105	10,895,205
Oramed Pharmaceuticals, Inc. (Israel)(b)(c)	498,591	11,672,015

		33,951,285

Total Common Stocks & Other Equity Interests (Cost $438,248,974)		477,806,907

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $409,194)	409,194	409,194

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $438,658,168)		478,216,101

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.46%
Invesco Private Government Fund, 0.02%(d)(e)(f)	12,123,833	12,123,833
Invesco Private Prime Fund, 0.11%(d)(e)(f)	28,277,632	28,288,943

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,412,776)		40,412,776

TOTAL INVESTMENTS IN SECURITIES-108.58% (Cost $479,070,944)		518,628,877
OTHER ASSETS LESS LIABILITIES-(8.58)%		(40,986,307)

NET ASSETS-100.00%		$477,642,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$672,989	$7,036,977	$(7,300,772)	$-	$-	$409,194	$92

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,212,390	139,238,317	(169,326,874)	-	-	12,123,833	1,985	*

Invesco Private Prime Fund	63,489,211	273,303,549	(308,503,816)	(1)	-	28,288,943	30,773	*

Total	$106,374,590	$419,578,843	$(485,131,462)	$(1)	$-	$40,821,970	$32,850

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Health Care Equipment	26.87

Life Sciences Tools & Services	26.11

Biotechnology	23.88

Pharmaceuticals	7.11

Health Care Supplies	5.71

Health Care Facilities	4.73

Health Care Services	3.07

Health Care Technology	2.55

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco DWA Industrials Momentum ETF (PRN)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Agricultural & Farm Machinery-1.79%
Toro Co. (The)	50,027	$4,776,078

Air Freight & Logistics-1.76%
Atlas Air Worldwide Holdings, Inc.(b)(c)	57,927	4,699,038

Building Products-11.73%
A.O. Smith Corp.	80,704	5,897,041
Advanced Drainage Systems, Inc.	48,733	5,497,082
Builders FirstSource, Inc.(b)(c)	121,572	7,084,001
Carrier Global Corp.	107,283	5,603,391
Trane Technologies PLC	40,072	7,250,227

		31,331,742

Construction & Engineering-10.13%
Ameresco, Inc., Class A(b)(c)	93,434	7,673,735
Granite Construction, Inc.(c)	84,443	3,134,524
MYR Group, Inc.(b)	35,576	3,634,088
Quanta Services, Inc.	53,853	6,531,292
WillScot Mobile Mini Holdings Corp.(b)	175,313	6,092,127

		27,065,766

Distributors-3.48%
Pool Corp.	18,033	9,289,880

Diversified Support Services-3.43%
Copart, Inc.(b)	58,992	9,160,868

Electrical Components & Equipment-13.27%
AMETEK, Inc.	70,251	9,301,233
Atkore, Inc.(b)	56,959	5,384,334
Generac Holdings, Inc.(b)	19,107	9,525,986
Rockwell Automation, Inc.	21,668	6,920,759
Vertiv Holdings Co.	167,891	4,311,441

		35,443,753

Industrial Conglomerates-2.06%
Honeywell International, Inc.	25,145	5,497,200

Industrial Machinery-16.82%
Chart Industries, Inc.(b)(c)	42,567	7,556,494
Evoqua Water Technologies Corp.(b)	120,337	5,033,697
Graco, Inc.	55,252	4,153,845
IDEX Corp.	26,949	5,998,039
Illinois Tool Works, Inc.	26,906	6,131,070
ITT, Inc.	65,306	6,143,335
Watts Water Technologies, Inc., Class A	23,855	4,532,927
Xylem, Inc.	41,364	5,401,725

		44,951,132

IT Consulting & Other Services-3.28%
Accenture PLC, Class A	24,474	8,781,026

Marine-2.49%
Eagle Bulk Shipping, Inc.(b)(c)	77,276	3,326,732
Genco Shipping & Trading Ltd.	193,570	3,323,597

		6,650,329

	Shares	Value
Oil & Gas Equipment & Services-1.97%
Aspen Aerogels, Inc.(b)	96,859	$5,274,941

Research & Consulting Services-4.03%
Equifax, Inc.	22,894	6,351,482
Exponent, Inc.	38,442	4,413,142

		10,764,624

Trading Companies & Distributors-13.04%
Herc Holdings, Inc.	45,884	8,352,724
SiteOne Landscape Supply, Inc.(b)	37,661	8,848,828
United Rentals, Inc.(b)	17,436	6,610,162
Veritiv Corp.(b)	49,144	5,271,677
WESCO International, Inc.(b)	44,421	5,755,185

		34,838,576

Trucking-10.72%
ArcBest Corp.	59,586	5,353,802
Avis Budget Group, Inc.(b)(c)	75,895	13,153,362
Old Dominion Freight Line, Inc.	29,679	10,130,927

		28,638,091

Total Common Stocks & Other Equity Interests (Cost $222,709,147)		267,163,044

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $216,711)	216,711	216,711

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $222,925,858)		267,379,755

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.67%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,946,249	6,946,249
Invesco Private Prime Fund, 0.11%(d)(e)(f)	16,201,434	16,207,915

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,154,164)		23,154,164

TOTAL INVESTMENTS IN SECURITIES-108.75% (Cost $246,080,022)		290,533,919
OTHER ASSETS LESS LIABILITIES-(8.75)%		(23,372,721)

NET ASSETS-100.00%		$267,161,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco DWA Industrials Momentum ETF (PRN)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$216,703	$1,656,613	$(1,656,605)	$-	$-	$216,711	$35

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	10,167,957	40,549,107	(43,770,815)	-	-	6,946,249	354	*

Invesco Private Prime Fund	15,251,935	71,971,124	(71,015,144)	-	-	16,207,915	5,705	*

Total	$25,636,595	$114,176,844	$(116,442,564)	$-	$-	$23,370,875	$6,094

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Industrial Machinery	16.82

Electrical Components & Equipment	13.27

Trading Companies & Distributors	13.04

Building Products	11.73

Trucking	10.72

Construction & Engineering	10.13

Research & Consulting Services	4.03

Distributors	3.48

Diversified Support Services	3.43

IT Consulting & Other Services	3.28

Sub-Industry Types Each Less Than 3%	10.07

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco DWA Technology Momentum ETF (PTF)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-1.89%
TechTarget, Inc.(b)(c)	73,932	$6,972,527

Application Software-29.51%
Asana, Inc., Class A(b)(c)	96,140	13,055,812
Bill.com Holdings, Inc.(b)	38,579	11,354,186
DocuSign, Inc.(b)	34,751	9,670,856
Dynatrace, Inc.(b)	115,513	8,663,475
HubSpot, Inc.(b)	17,148	13,893,824
Intuit, Inc.	27,177	17,012,530
Sprout Social, Inc., Class A(b)	92,829	11,852,407
SPS Commerce, Inc.(b)	45,602	6,964,793
Synopsys, Inc.(b)	24,745	8,244,539
Workiva, Inc.(b)(c)	52,493	7,850,328

		108,562,750

Interactive Media & Services-2.27%
Snap, Inc., Class A(b)(c)	159,028	8,361,692

Internet Services & Infrastructure-6.84%
Cloudflare, Inc., Class A(b)	83,894	16,335,840
MongoDB, Inc.(b)	16,905	8,812,407

		25,148,247

IT Consulting & Other Services-8.09%
EPAM Systems, Inc.(b)	22,722	15,297,359
Grid Dynamics Holdings, Inc.(b)	246,212	7,078,595
Perficient, Inc.(b)(c)	59,868	7,399,685

		29,775,639

Semiconductor Equipment-4.01%
Amkor Technology, Inc.	252,391	5,532,411
Brooks Automation, Inc.	79,034	9,203,509

		14,735,920

Semiconductors-28.34%
Advanced Micro Devices, Inc.(b)	110,589	13,296,115
Ambarella, Inc.(b)(c)	58,188	10,813,076
Lattice Semiconductor Corp.(b)	127,420	8,848,045
Marvell Technology, Inc.	132,744	9,092,964
MaxLinear, Inc.(b)	141,666	8,924,958
Monolithic Power Systems, Inc.	27,695	14,552,615
NVIDIA Corp.	43,384	11,091,987
ON Semiconductor Corp.(b)	188,658	9,068,790
SiTime Corp.(b)	30,864	8,175,565
Synaptics, Inc.(b)	53,398	10,389,649

		104,253,764

	Shares	Value
Systems Software-16.92%
Crowdstrike Holdings, Inc., Class A(b)	40,386	$11,380,776
Fortinet, Inc.(b)	32,101	10,796,850
Microsoft Corp.	28,040	9,298,625
Rapid7, Inc.(b)(c)	60,341	7,768,904
ServiceNow, Inc.(b)	14,923	10,412,672
Zscaler, Inc.(b)	39,456	12,580,940

		62,238,767

Technology Distributors-2.17%
CDW Corp.	42,813	7,991,047

Total Common Stocks & Other Equity Interests (Cost $305,992,188)		368,040,353

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $207,349)	207,349	207,349

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $306,199,537)		368,247,702

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.22%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,175,859	10,175,859
Invesco Private Prime Fund, 0.11%(d)(e)(f)	23,734,178	23,743,672

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,919,530)		33,919,531

TOTAL INVESTMENTS IN SECURITIES-109.32% (Cost $340,119,067)		402,167,233
OTHER ASSETS LESS LIABILITIES-(9.32)%		(34,296,711)

NET ASSETS-100.00%		$367,870,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco DWA Technology Momentum ETF (PTF)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$248,158	$1,710,887	$(1,751,696)	$-	$-	$207,349	$39

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	32,067,659	61,080,558	(82,972,358)	-	-	10,175,859	752	*

Invesco Private Prime Fund	48,316,040	129,421,657	(153,994,025)	-	-	23,743,672	12,438	*

Total	$80,631,857	$192,213,102	$(238,718,079)	$-	$-	$34,126,880	$13,229

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Application Software	29.51

Semiconductors	28.34

Systems Software	16.92

IT Consulting & Other Services	8.09

Internet Services & Infrastructure	6.84

Semiconductor Equipment	4.01

Sub-Industry Types Each Less Than 3%	6.33

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco DWA Utilities Momentum ETF (PUI)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Electric Utilities-41.32%
Alliant Energy Corp.	14,329	$810,591
American Electric Power Co., Inc.	10,886	922,153
Duke Energy Corp.	16,556	1,688,878
Evergy, Inc.	18,163	1,157,891
Eversource Energy	13,529	1,148,612
Exelon Corp.	16,994	903,911
FirstEnergy Corp.	23,956	923,025
Hawaiian Electric Industries, Inc.	12,832	520,466
IDACORP, Inc.	7,387	770,612
NextEra Energy, Inc.	23,834	2,033,755
NRG Energy, Inc.	40,330	1,608,764
PG&E Corp.(b)(c)	85,142	987,647
Pinnacle West Capital Corp.	12,757	822,699
Portland General Electric Co.	13,323	656,957
Southern Co. (The)	24,491	1,526,279
Xcel Energy, Inc.	28,313	1,828,737

		18,310,977

Electrical Components & Equipment-1.37%
Beam Global(b)(c)	19,203	604,894

Gas Utilities-5.85%
Atmos Energy Corp.	9,867	908,948
National Fuel Gas Co.	17,392	998,823
UGI Corp.	15,766	684,402

		2,592,173

Independent Power Producers & Energy Traders-2.59%
AES Corp. (The)	45,666	1,147,587

Integrated Telecommunication Services-4.05%
Frontier Communications Parent, Inc.(b)(c)	27,345	846,601
IDT Corp., Class B(b)	19,565	946,359

		1,792,960

Multi-Utilities-27.45%
Ameren Corp.	11,252	948,431
CenterPoint Energy, Inc.	38,899	1,012,930
CMS Energy Corp.	21,726	1,311,164
DTE Energy Co.	16,822	1,906,774
MDU Resources Group, Inc.	22,855	702,334
NiSource, Inc.	55,958	1,380,484
NorthWestern Corp.	11,593	659,178
Public Service Enterprise Group, Inc.	13,837	882,801
Sempra Energy	13,175	1,681,525
WEC Energy Group, Inc.	18,609	1,675,926

		12,161,547

	Shares	Value
Oil & Gas Exploration & Production-1.99%
EQT Corp.(b)	44,374	$883,486

Oil & Gas Storage & Transportation-3.89%
ONEOK, Inc.	27,124	1,725,629

Water Utilities-11.43%
American States Water Co.	6,944	630,793
American Water Works Co., Inc.	10,430	1,816,697
California Water Service Group	8,945	544,572
Essential Utilities, Inc.	21,207	998,214
Middlesex Water Co.	9,759	1,074,661

		5,064,937

Total Common Stocks & Other Equity Interests (Cost $40,998,685)		44,284,190

Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $125,365)	125,365	125,365

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $41,124,050)		44,409,555

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.04%
Invesco Private Government Fund, 0.02%(d)(e)(f)	536,882	536,882
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,252,223	1,252,724

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,789,606)		1,789,606

TOTAL INVESTMENTS IN SECURITIES-104.26% (Cost $42,913,656)		46,199,161
OTHER ASSETS LESS LIABILITIES-(4.26)%		(1,886,703)

NET ASSETS-100.00%		$44,312,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco DWA Utilities Momentum ETF (PUI)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$143,716	$1,004,227	$(1,022,578)	$-	$-	$125,365	$20

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	627,027	3,727,278	(3,817,423)	-	-	536,882	34	*

Invesco Private Prime Fund	940,540	8,051,895	(7,739,711)	-	-	1,252,724	469	*

Total	$1,711,283	$12,783,400	$(12,579,712)	$-	$-	$1,914,971	$523

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Electric Utilities	41.32

Multi-Utilities	27.45

Water Utilities	11.43

Gas Utilities	5.85

Integrated Telecommunication Services	4.05

Oil & Gas Storage & Transportation	3.89

Sub-Industry Types Each Less Than 3%	5.95

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-0.06%
Criteo S.A., ADR (France)(b)	20,237	$668,630

Application Software-19.72%
Adobe, Inc.(b)	133,364	86,734,611
Alarm.com Holdings, Inc.(b)	16,412	1,382,875
Anaplan, Inc.(b)	47,599	3,103,931
Box, Inc., Class A(b)	50,886	1,314,385
Consensus Cloud Solutions, Inc.(b)	5,295	335,332
Coupa Software, Inc.(b)(c)	24,180	5,505,786
DocuSign, Inc.(b)	64,404	17,922,989
Dropbox, Inc., Class A(b)	103,701	3,161,844
eGain Corp.(b)	10,274	106,028
Envestnet, Inc.(b)	17,928	1,496,988
LivePerson, Inc.(b)(c)	22,944	1,181,845
Momentive Global, Inc.(b)	48,514	1,111,941
New Relic, Inc.(b)	21,328	1,730,980
Open Text Corp. (Canada)	89,372	4,499,880
Paylocity Holding Corp.(b)	17,955	5,478,789
PROS Holdings, Inc.(b)	14,594	437,820
salesforce.com, inc.(b)	166,739	49,970,011
SPS Commerce, Inc.(b)	11,785	1,799,923
Zoom Video Communications, Inc., Class A(b)	79,570	21,853,901

		209,129,859

Automotive Retail-0.79%
Carvana Co.(b)	27,792	8,425,979

Casinos & Gaming-0.58%
DraftKings, Inc., Class A(b)(c)	132,634	6,179,418

Commercial Printing-0.07%
Cimpress PLC (Ireland)(b)(c)	8,240	735,997

Data Processing & Outsourced Services-6.73%
PayPal Holdings, Inc.(b)	306,636	71,320,467

Education Services-0.34%
2U, Inc.(b)(c)	24,539	724,882
Chegg, Inc.(b)	47,581	2,828,215

		3,553,097

Health Care Technology-0.74%
Teladoc Health, Inc.(b)(c)	52,373	7,834,477

Hotels, Resorts & Cruise Lines-4.38%
Booking Holdings, Inc.(b)	13,564	32,835,460
Expedia Group, Inc.(b)	48,174	7,920,288
MakeMyTrip Ltd. (India)(b)(c)	21,396	677,611
Trip.com Group Ltd., ADR (China)(b)	173,668	4,959,958

		46,393,317

Interactive Home Entertainment-4.89%
Bilibili, Inc., ADR (China)(b)(c)	64,353	4,717,075
NetEase, Inc., ADR (China)	99,735	9,733,138
Sea Ltd., ADR (Taiwan)(b)	108,824	37,388,662

		51,838,875

Interactive Media & Services-22.67%
Alphabet, Inc., Class C(b)	30,424	90,219,634
Autohome, Inc., ADR (China)(c)	22,439	882,975
Baidu, Inc., ADR (China)(b)	83,526	13,551,258
Cars.com, Inc.(b)	22,680	295,293

	Shares	Value
Interactive Media & Services-(continued)
Eventbrite, Inc., Class A(b)(c)	24,853	$503,025
Hello Group, Inc., ADR (China)(c)	53,702	668,590
JOYY, Inc., ADR (China)(c)	18,877	951,212
Meta Platforms, Inc., Class A(b)	233,322	75,495,999
Snap, Inc., Class A(b)	438,022	23,031,197
TripAdvisor, Inc.(b)	40,979	1,351,078
Twitter, Inc.(b)	263,853	14,126,690
Weibo Corp., ADR (China)(b)(c)	24,529	1,103,314
Yandex N.V., Class A (Russia)(b)	106,725	8,841,099
Yelp, Inc.(b)	24,194	934,614
Ziff Davis, Inc.(b)	15,852	2,033,336
Zillow Group, Inc., Class C(b)(c)	61,165	6,338,529

		240,327,843

Internet & Direct Marketing Retail-19.49%
1-800-Flowers.com, Inc., Class A(b)(c)	12,146	390,130
Alibaba Group Holding Ltd., ADR (China)(b)	264,899	43,692,441
Amazon.com, Inc.(b)	25,501	86,000,338
Baozun, Inc., ADR (China)(b)(c)	17,797	307,888
Chewy, Inc., Class A(b)(c)	34,280	2,598,424
eBay, Inc.	215,012	16,495,721
JD.com, Inc., ADR (China)(b)(c)	260,896	20,422,939
Lands’ End, Inc.(b)(c)	10,847	285,059
MercadoLibre, Inc. (Argentina)(b)	16,426	24,327,235
Overstock.com, Inc.(b)	14,145	1,347,028
PetMed Express, Inc.(c)	6,694	190,310
Shutterstock, Inc.	12,044	1,459,131
Stitch Fix, Inc., Class A(b)	26,104	903,198
Vipshop Holdings Ltd., ADR (China)(b)	171,264	1,911,306
Wayfair, Inc., Class A(b)(c)	25,433	6,335,360

		206,666,508

Internet Services & Infrastructure-7.31%
Akamai Technologies, Inc.(b)	53,550	5,647,383
Brightcove, Inc.(b)	13,422	133,146
Fastly, Inc., Class A(b)(c)	38,346	1,940,691
GoDaddy, Inc., Class A(b)	55,522	3,840,457
Okta, Inc.(b)	47,536	11,749,949
Shopify, Inc., Class A (Canada)(b)	29,006	42,543,970
VeriSign, Inc.(b)	36,793	8,192,697
Wix.com Ltd. (Israel)(b)	18,551	3,449,744

		77,498,037

Movies & Entertainment-7.98%
iQIYI, Inc., ADR (China)(b)(c)	120,517	997,881
Netflix, Inc.(b)	77,700	53,637,087
Roku, Inc.(b)	38,541	11,751,151
Spotify Technology S.A.(b)	63,100	18,261,140

		84,647,259

Real Estate Services-0.17%
Redfin Corp.(b)(c)	34,502	1,771,333

Research & Consulting Services-1.06%
CoStar Group, Inc.(b)	130,844	11,259,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Trucking-3.04%
Lyft, Inc., Class A(b)	107,366	$4,924,878
Uber Technologies, Inc.(b)	622,516	27,278,651

		32,203,529

Total Common Stocks & Other Equity Interests (Cost $728,884,807)		1,060,453,751

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $314,297)	314,297	314,297

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $729,199,104)		1,060,768,048

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.51%
Invesco Private Government Fund, 0.02%(d)(e)(f)	13,435,001	$13,435,001
Invesco Private Prime Fund, 0.11%(d)(e)(f)	34,313,426	34,327,152

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,762,153)		47,762,153

TOTAL INVESTMENTS IN SECURITIES-104.56% (Cost $776,961,257)		1,108,530,201

OTHER ASSETS LESS LIABILITIES-(4.56)%		(48,296,737)

NET ASSETS-100.00%		$1,060,233,464

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$80,193	$2,393,449	$(2,159,345)	$-	$-	$314,297	$30

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	33,985,933	104,851,997	(125,402,929)	-	-	13,435,001	1,574	*

Invesco Private Prime Fund	54,120,242	184,844,453	(204,637,543)	-	-	34,327,152	23,909	*

Total	$88,186,368	$292,089,899	$(332,199,817)	$-	$-	$48,076,450	$25,513

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ Internet ETF (PNQI)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Interactive Media & Services	22.67

Application Software	19.72

Internet & Direct Marketing Retail	19.49

Movies & Entertainment	7.98

Internet Services & Infrastructure	7.31

Data Processing & Outsourced Services	6.73

Interactive Home Entertainment	4.89

Hotels, Resorts & Cruise Lines	4.38

Trucking	3.04

Sub-Industry Types Each Less Than 3%	3.81

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$151,896,461	$110,823,367	$105,695,589	$95,542,874
Affiliated investments in securities, at value	18,252,787	14,557,477	13,690,699	20,213,562
Cash	-	-	-	-
Receivable for:
Dividends	103,158	25,522	65,577	57,953
Securities lending	1,557	1,408	3,115	5,728
Investments sold	1,816,196	-	-	-
Fund shares sold	-	-	-	674,525
Foreign tax reclaims	-	-	-	-

Total assets	172,070,159	125,407,774	119,454,980	116,494,642

Liabilities:
Due to custodian	-	-	-	175
Payable for:
Investments purchased	-	-	-	674,092
Collateral upon return of securities loaned	17,925,849	14,322,410	13,477,127	20,025,951
Fund shares repurchased	1,817,381	-	-	-
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	56,037	34,309	33,974	28,102
Accrued trustees’ and officer’s fees	55,837	50,969	57,461	62,125
Accrued expenses	163,663	113,491	130,669	126,762

Total liabilities	20,018,767	14,521,179	13,699,231	20,917,207

Net Assets	$152,051,392	$110,886,595	$105,755,749	$95,577,435

Net assets consist of:
Shares of beneficial interest	$187,280,820	$155,953,079	$179,345,008	$267,347,662
Distributable earnings (loss)	(35,229,428)	(45,066,484)	(73,589,259)	(171,770,227)

Net Assets	$152,051,392	$110,886,595	$105,755,749	$95,577,435

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,670,000	1,180,000	1,160,000	2,860,000
Net asset value	$91.05	$93.97	$91.17	$33.42

Market price	$91.11	$93.87	$91.24	$33.46

Unaffiliated investments in securities, at cost	$137,784,770	$94,826,852	$95,433,131	$83,923,476

Affiliated investments in securities, at cost	$18,252,787	$14,557,477	$13,690,699	$20,213,562

(a) Includes securities on loan with an aggregate value of:	$17,865,309	$14,099,811	$13,392,957	$19,190,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$107,069,837	$477,806,907	$267,163,044	$368,040,353	$44,284,190	$1,060,453,751
6,489,403	40,821,970	23,370,875	34,126,880	1,914,971	48,076,450
11,455	-	-	-	-	-
113,252	3,660	93,460	10	56,550	11
452	10,319	1,733	1,181	2,630	4,097
-	4,907,974	-	-	-	-
2,339,859	-	-	-	-	-
-	-	-	10,778	-	-

116,024,258	523,550,830	290,629,112	402,179,202	46,258,341	1,108,534,309

-	-	-	-	-	-

2,340,434	-	-	-	-	-
6,455,107	40,412,776	23,154,164	33,919,530	1,789,606	47,762,153
-	4,907,287	-	-	-	-
-	-	-	-	-	538,692
36,341	165,226	104,735	119,776	10,458	-
50,320	63,250	57,233	57,106	53,955	-
93,490	359,721	151,782	212,268	91,864	-

8,975,692	45,908,260	23,467,914	34,308,680	1,945,883	48,300,845

$107,048,566	$477,642,570	$267,161,198	$367,870,522	$44,312,458	$1,060,233,464

$109,357,433	$604,757,300	$279,348,381	$375,779,041	$68,083,180	$779,486,201
(2,308,867)	(127,114,730)	(12,187,183)	(7,908,519)	(23,770,722)	280,747,263

$107,048,566	$477,642,570	$267,161,198	$367,870,522	$44,312,458	$1,060,233,464

1,830,000	2,920,000	2,430,000	2,170,000	1,310,000	4,320,000
$58.50	$163.58	$109.94	$169.53	$33.83	$245.42

$58.50	$163.39	$109.83	$169.39	$33.88	$245.08

$90,656,510	$438,248,974	$222,709,147	$305,992,188	$40,998,685	$728,884,807

$6,489,403	$40,821,970	$23,370,875	$34,126,879	$1,914,971	$48,076,450

$6,281,232	$38,570,123	$22,784,842	$33,268,601	$1,729,613	$46,462,525

25

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$842,439	$394,972	$771,293	$752,809
Affiliated dividend income	35	28	31	36
Securities lending income	15,923	18,895	380,954	25,359
Foreign withholding tax	-	-	-	(111)

Total investment income	858,397	413,895	1,152,278	778,093

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	490,857	282,564	277,447	344,955
Sub-licensing fees	147,257	84,770	83,235	103,487
Accounting & administration fees	7,562	7,450	9,934	6,965
Professional fees	11,791	11,795	11,925	11,689
Custodian & transfer agent fees	1,384	1,151	1,238	1,417
Trustees’ and officer’s fees	6,503	6,181	6,368	6,845
Other expenses	11,703	11,474	15,479	13,262

Total expenses	677,057	405,385	405,626	488,620

Less: Waivers	(86,517)	(64,844)	(72,690)	(72,558)

Net expenses	590,540	340,541	332,936	416,062

Net investment income (loss)	267,857	73,354	819,342	362,031

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(8,853,293)	(3,703,717)	(5,387,543)	2,846,666
In-kind redemptions	12,159,018	8,070,810	10,014,145	8,388,384

Net realized gain (loss)	3,305,725	4,367,093	4,626,602	11,235,050

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(142,443)	354,512	(8,484,289)	5,803,720
Affiliated investment securities	-	(1)	-	-

Change in net unrealized appreciation (depreciation)	(142,443)	354,511	(8,484,289)	5,803,720

Net realized and unrealized gain (loss)	3,163,282	4,721,604	(3,857,687)	17,038,770

Net increase (decrease) in net assets resulting from operations	$3,431,139	$4,794,958	$(3,038,345)	$17,400,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$937,509	$83,287	$862,406	$257,755	$659,976	$188,433
18	92	35	39	20	30
2,121	155,714	141,205	334,847	13,641	31,964
(470)	-	-	(2,612)	-	(5,378)

939,178	239,093	1,003,646	590,029	673,637	215,049

-	-	-	-	-	3,243,544
187,448	1,315,806	695,177	731,066	116,213	-
40,879	394,744	135,651	219,321	34,864	-
7,196	29,603	8,919	14,308	8,445	-
11,735	13,722	12,099	12,666	11,760	-
1,151	5,847	1,072	1,675	1,333	-
5,809	9,063	7,180	7,321	5,913	-
10,197	21,616	14,766	13,363	14,872	-

264,415	1,790,401	874,864	999,720	193,400	3,243,544

(39,299)	(209,973)	(37,053)	(122,440)	(53,945)	(9)

225,116	1,580,428	837,811	877,280	139,455	3,243,535

714,062	(1,341,335)	165,835	(287,251)	534,182	(3,028,486)

(2,112,820)	(72,557,607)	(28,326,572)	(23,317,116)	(718,007)	(99,951)
6,922,592	76,250,198	25,802,184	43,259,022	457,392	38,280,065

4,809,772	3,692,591	(2,524,388)	19,941,906	(260,615)	38,180,114

7,251,247	14,333,740	18,618,297	31,120,407	(409,447)	(29,887,761)
-	(1)	-	-	-	-

7,251,247	14,333,739	18,618,297	31,120,407	(409,447)	(29,887,761)

12,061,019	18,026,330	16,093,909	51,062,313	(670,062)	8,292,353

$12,775,081	$16,684,995	$16,259,744	$50,775,062	$(135,880)	$5,263,867

27

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)		Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income (loss)	$267,857	$388,146	$73,354	$(2,213)
Net realized gain (loss)	3,305,725	17,592,752	4,367,093	14,387,637
Change in net unrealized appreciation (depreciation)	(142,443)	14,434,519	354,511	14,316,767

Net increase (decrease) in net assets resulting from operations	3,431,139	32,415,417	4,794,958	28,702,191

Distributions to Shareholders from:
Distributable earnings	(246,413)	(494,583)	(105,433)	(123,526)

Shareholder Transactions:
Proceeds from shares sold	111,202,440	141,463,546	16,411,822	153,726,327
Value of shares repurchased	(77,137,510)	(94,216,351)	(37,207,161)	(71,969,281)

Net increase (decrease) in net assets resulting from share transactions	34,064,930	47,247,195	(20,795,339)	81,757,046

Net increase (decrease) in net assets	37,249,656	79,168,029	(16,105,814)	110,335,711

Net assets:
Beginning of period	114,801,736	35,633,707	126,992,409	16,656,698

End of period	$152,051,392	$114,801,736	$110,886,595	$126,992,409

Changes in Shares Outstanding:
Shares sold	1,220,000	1,880,000	180,000	1,980,000
Shares repurchased	(890,000)	(1,290,000)	(420,000)	(960,000)
Shares outstanding, beginning of period	1,340,000	750,000	1,420,000	400,000

Shares outstanding, end of period	1,670,000	1,340,000	1,180,000	1,420,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco DWA Consumer Staples Momentum ETF (PSL)		Invesco DWA Energy Momentum ETF (PXI)		Invesco DWA Financial Momentum ETF (PFI)		Invesco DWA Healthcare Momentum ETF (PTH)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$819,342	$1,028,841	$362,031	$408,878	$714,062	$399,750	$(1,341,335)	$(1,864,228)
4,626,602	36,727,302	11,235,050	(6,395,923)	4,809,772	9,940,288	3,692,591	223,715,652
(8,484,289)	12,096,448	5,803,720	10,421,946	7,251,247	7,153,093	14,333,739	(10,660,214)

(3,038,345)	49,852,591	17,400,801	4,434,901	12,775,081	17,493,131	16,684,995	211,191,210

(836,602)	(924,650)	(380,802)	(439,364)	(530,652)	(493,130)	-	-

46,955,582	94,323,110	71,602,953	151,890,596	86,088,764	62,009,415	347,754,018	1,159,423,493
(48,545,916)	(141,542,658)	(132,626,581)	(33,783,947)	(46,992,883)	(51,995,758)	(445,030,144)	(1,077,844,258)

(1,590,334)	(47,219,548)	(61,023,628)	118,106,649	39,095,881	10,013,657	(97,276,126)	81,579,235

(5,465,281)	1,708,393	(44,003,629)	122,102,186	51,340,310	27,013,658	(80,591,131)	292,770,445

111,221,030	109,512,637	139,581,064	17,478,878	55,708,256	28,694,598	558,233,701	265,463,256

$105,755,749	$111,221,030	$95,577,435	$139,581,064	$107,048,566	$55,708,256	$477,642,570	$558,233,701

510,000	1,210,000	2,390,000	6,520,000	1,640,000	1,490,000	2,090,000	8,300,000
(530,000)	(1,830,000)	(5,230,000)	(1,970,000)	(900,000)	(1,300,000)	(2,740,000)	(7,430,000)
1,180,000	1,800,000	5,700,000	1,150,000	1,090,000	900,000	3,570,000	2,700,000

1,160,000	1,180,000	2,860,000	5,700,000	1,830,000	1,090,000	2,920,000	3,570,000

29

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco DWA Industrials Momentum ETF (PRN)		Invesco DWA Technology Momentum ETF (PTF)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income (loss)	$165,835	$81,807	$(287,251)	$(1,081,435)
Net realized gain (loss)	(2,524,388)	33,977,793	19,941,906	150,271,622
Change in net unrealized appreciation (depreciation)	18,618,297	21,688,873	31,120,407	7,611,313

Net increase (decrease) in net assets resulting from operations	16,259,744	55,748,473	50,775,062	156,801,500

Distributions to Shareholders from:
Distributable earnings	(226,881)	(88,644)	-	-

Shareholder Transactions:
Proceeds from shares sold	118,167,256	314,949,521	241,719,912	471,013,473
Value of shares repurchased	(181,924,426)	(114,154,628)	(221,861,093)	(487,674,653)

Net increase (decrease) in net assets resulting from share transactions	(63,757,170)	200,794,893	19,858,819	(16,661,180)

Net increase (decrease) in net assets	(47,724,307)	256,454,722	70,633,881	140,140,320

Net assets:
Beginning of period	314,885,505	58,430,783	297,236,641	157,096,321

End of period	$267,161,198	$314,885,505	$367,870,522	$297,236,641

Changes in Shares Outstanding:
Shares sold	1,180,000	3,470,000	1,590,000	3,930,000
Shares repurchased	(1,820,000)	(1,350,000)	(1,500,000)	(3,900,000)
Shares outstanding, beginning of period	3,070,000	950,000	2,080,000	2,050,000

Shares outstanding, end of period	2,430,000	3,070,000	2,170,000	2,080,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco DWA Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$534,182	$1,281,339	$(3,028,486)	$(4,847,878)
(260,615)	(420,189)	38,180,114	101,371,036
(409,447)	7,717,142	(29,887,761)	297,046,224

(135,880)	8,578,292	5,263,867	393,569,382

(529,940)	(1,605,292)	-	-

-	5,919,080	63,700,820	358,276,717
(4,749,790)	(44,690,000)	(78,172,727)	(240,301,737)

(4,749,790)	(38,770,920)	(14,471,907)	117,974,980

(5,415,610)	(31,797,920)	(9,208,040)	511,544,362

49,728,068	81,525,988	1,069,441,504	557,897,142

$44,312,458	$49,728,068	$1,060,233,464	$1,069,441,504

-	200,000	260,000	1,690,000
(140,000)	(1,450,000)	(320,000)	(1,110,000)
1,450,000	2,700,000	4,380,000	3,800,000

1,310,000	1,450,000	4,320,000	4,380,000

31

Financial Highlights

Invesco DWA Basic Materials Momentum ETF (PYZ)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$85.67		$47.51	$60.49		$66.74	$61.38	$54.35

Net investment income(a)	0.12		0.47	0.79		0.72	0.49	0.46
Net realized and unrealized gain (loss) on investments	5.36		38.31	(12.77)		(6.30)	5.27	7.14

Total from investment operations	5.48		38.78	(11.98)		(5.58)	5.76	7.60

Distributions to shareholders from:
Net investment income	(0.10)		(0.62)	(1.00)		(0.67)	(0.40)	(0.57)

Net asset value at end of period	$91.05		$85.67	$47.51		$60.49	$66.74	$61.38

Market price at end of period(b)	$91.11		$85.68	$47.63		$60.48	$66.79	$61.38

Net Asset Value Total Return(c)	6.42%		82.25%	(19.95)%		(8.36)%	9.40%	14.04%
Market Price Total Return(c)	6.47%		81.80%	(19.74)%		(8.46)%	9.48%	13.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$152,051		$114,802	$35,634		$63,518	$100,114	$101,269
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.61	%(e)	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.69	%(d)	0.82%	0.79	%(e)	0.76%	0.76%	0.69%
Net investment income	0.27	%(d)	0.70%	1.40	%(e)	1.12%	0.75%	0.79%
Portfolio turnover rate(f)	61%		132%	90%		89%	75%	132%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021		2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$89.43		$41.64		$56.86		$50.42	$44.36	$42.26

Net investment income(a)	0.06		(0.00	)(b)	0.06		0.08	0.25	0.15
Net realized and unrealized gain (loss) on investments	4.57		47.98		(15.17)		6.53	6.03	2.30

Total from investment operations	4.63		47.98		(15.11)		6.61	6.28	2.45

Distributions to shareholders from:
Net investment income	(0.09)		(0.19)		(0.11)		(0.17)	(0.22)	(0.35)

Net asset value at end of period	$93.97		$89.43		$41.64		$56.86	$50.42	$44.36

Market price at end of period(c)	$93.87		$89.37		$41.67		$56.87	$50.48	$44.37

Net Asset Value Total Return(d)	5.18%		115.43%		(26.51)%		13.15%	14.20%	5.85%
Market Price Total Return(d)	5.13%		115.13%		(26.47)%		13.03%	14.31%	5.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$110,887		$126,992		$16,657		$31,271	$55,464	$28,837
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%		0.61	%(f)	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.72	%(e)	0.80%		0.82	%(f)	0.80%	0.90%	0.86%
Net investment income	0.13	%(e)	(0.00	)%(g)	0.12	%(f)	0.15%	0.52%	0.35%
Portfolio turnover rate(h)	112%		163%		176%		136%	185%	117%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)

Invesco DWA Consumer Staples Momentum ETF (PSL)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$94.26		$60.84	$72.67	$67.39	$59.38	$56.05

Net investment income(a)	0.69		0.73	0.46	0.45	0.41	0.76
Net realized and unrealized gain (loss) on investments	(3.07)		33.35	(11.78)	5.25	7.90	3.69

Total from investment operations	(2.38)		34.08	(11.32)	5.70	8.31	4.45

Distributions to shareholders from:
Net investment income	(0.71)		(0.66)	(0.51)	(0.42)	(0.30)	(1.12)

Net asset value at end of period	$91.17		$94.26	$60.84	$72.67	$67.39	$59.38

Market price at end of period(b)	$91.24		$94.31	$60.81	$72.65	$67.61	$59.38

Net Asset Value Total Return(c)	(2.53)%		56.25%	(15.61)%	8.50%	14.03%	8.12%
Market Price Total Return(c)	(2.51)%		56.42%	(15.63)%	8.12%	14.40%	8.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$105,756		$111,221	$109,513	$174,401	$90,977	$77,191
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.73	%(d)	0.75%	0.71%	0.71%	0.79%	0.71%
Net investment income	1.48	%(d)	0.93%	0.65%	0.64%	0.65%	1.33%
Portfolio turnover rate(e)	51%		97%	119%	118%	80%	106%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)

Invesco DWA Energy Momentum ETF (PXI)

	Six Months Ended October 31, 2021

			Years Ended April 30,
	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.49		$15.20	$31.95		$42.26	$36.36	$37.97

Net investment income(a)	0.07		0.17	0.74	(b)	0.28	0.41	0.14
Net realized and unrealized gain (loss) on investments	8.96		9.33	(16.70)		(10.24)	5.80	(1.50)

Total from investment operations	9.03		9.50	(15.96)		(9.96)	6.21	(1.36)

Distributions to shareholders from:
Net investment income	(0.10)		(0.21)	(0.79)		(0.35)	(0.31)	(0.19)
Return of capital	-		-	-		-	-	(0.06)

Total distributions	(0.10)		(0.21)	(0.79)		(0.35)	(0.31)	(0.25)

Net asset value at end of period	$33.42		$24.49	$15.20		$31.95	$42.26	$36.36

Market price at end of period(c)	$33.46		$24.51	$15.24		$31.95	$42.32	$36.35

Net Asset Value Total Return(d)	36.94%		63.39%	(50.75)%		(23.63)%	17.28%	(3.62)%
Market Price Total Return(d)	37.00%		63.10%	(50.62)%		(23.74)%	17.47%	(3.60)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$95,577		$139,581	$17,479		$51,127	$88,738	$112,731
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.62	%(f)	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.71	%(e)	0.85%	0.86	%(f)	0.75%	0.78%	0.72%
Net investment income	0.52	%(e)	0.86%	2.98	%(b)(f)	0.72%	1.15%	0.34%
Portfolio turnover rate(g)	70%		196%	92%		113%	95%	116%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 2.35%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)

Invesco DWA Financial Momentum ETF (PFI)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$51.11		$31.88	$35.52		$35.16	$30.66	$29.42

Net investment income(a)	0.51		0.47	0.52		0.41	0.35	0.47
Net realized and unrealized gain (loss) on investments	7.23		19.34	(3.54)		0.39	4.44	1.43

Total from investment operations	7.74		19.81	(3.02)		0.80	4.79	1.90

Distributions to shareholders from:
Net investment income	(0.35)		(0.58)	(0.62)		(0.44)	(0.29)	(0.66)

Net asset value at end of period	$58.50		$51.11	$31.88		$35.52	$35.16	$30.66

Market price at end of period(b)	$58.50		$51.16	$31.86		$35.49	$35.22	$30.64

Net Asset Value Total Return(c)	15.26%		62.64%	(8.33)%		2.44%	15.64%	6.51%
Market Price Total Return(c)	15.15%		62.90%	(8.31)%		2.18%	15.91%	6.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$107,049		$55,708	$28,695		$24,861	$70,330	$85,857
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.61	%(e)	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.71	%(d)	0.82%	0.71	%(e)	0.79%	0.75%	0.77%
Net investment income	1.90	%(d)	1.16%	1.40	%(e)	1.22%	1.04%	1.53%
Portfolio turnover rate(f)	63%		167%	158%		132%	105%	204%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)

Invesco DWA Healthcare Momentum ETF (PTH)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$156.37		$98.32	$77.79	$77.65	$55.03	$44.31

Net investment income (loss)(a)	(0.42)		(0.47)	(0.30)	(0.33)	(0.21)	(0.19)
Net realized and unrealized gain on investments	7.63		58.52	20.83	0.47	22.83	10.91

Total from investment operations	7.21		58.05	20.53	0.14	22.62	10.72

Net asset value at end of period	$163.58		$156.37	$98.32	$77.79	$77.65	$55.03

Market price at end of period(b)	$163.39		$156.15	$98.49	$77.69	$77.80	$55.02

Net Asset Value Total Return(c)	4.61%		59.04%	26.39%	0.18%	41.11%	24.19%
Market Price Total Return(c)	4.63%		58.54%	26.78%	(0.15)%	41.40%	24.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$477,643		$558,234	$265,463	$163,351	$155,292	$63,279
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.68	%(d)	0.67%	0.73%	0.69%	0.73%	0.78%
Net investment income (loss)	(0.51	)%(d)	(0.32)%	(0.34)%	(0.39)%	(0.31)%	(0.39)%
Portfolio turnover rate(e)	100%		217%	175%	166%	130%	175%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)

Invesco DWA Industrials Momentum ETF (PRN)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$102.57		$61.51	$63.65		$57.87	$52.27	$45.13

Net investment income(a)	0.06		0.05	0.30		0.17	0.23	0.29
Net realized and unrealized gain (loss) on investments	7.39		41.11	(2.16)		5.76	5.73	7.14

Total from investment operations	7.45		41.16	(1.86)		5.93	5.96	7.43

Distributions to shareholders from:
Net investment income	(0.08)		(0.10)	(0.28)		(0.15)	(0.23)	(0.29)
Return of capital	-		-	-		-	(0.13)	-

Total distributions	(0.08)		(0.10)	(0.28)		(0.15)	(0.36)	(0.29)

Net asset value at end of period	$109.94		$102.57	$61.51		$63.65	$57.87	$52.27

Market price at end of period(b)	$109.83		$102.49	$61.72		$63.64	$57.91	$52.26

Net Asset Value Total Return(c)	7.27%		66.98%	(2.95)%		10.28%	11.43%	16.50%
Market Price Total Return(c)	7.25%		66.28%	(2.61)%		10.19%	11.53%	16.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$267,161		$314,886	$58,431		$101,839	$107,053	$130,669
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.61	%(e)	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.63	%(d)	0.64%	0.62	%(e)	0.64%	0.64%	0.65%
Net investment income	0.12	%(d)	0.06%	0.46	%(e)	0.29%	0.39%	0.59%
Portfolio turnover rate(f)	70%		169%	111%		104%	106%	122%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)

Invesco DWA Technology Momentum ETF (PTF)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$142.90		$76.63	$71.82	$56.19	$45.25	$36.16

Net investment income (loss)(a)	(0.15)		(0.46)	(0.12)	(0.09)	0.04	0.07
Net realized and unrealized gain on investments	26.78		66.73	4.93	15.76	10.92	9.12

Total from investment operations	26.63		66.27	4.81	15.67	10.96	9.19

Distributions to shareholders from:
Net investment income	-		-	-	(0.04)	(0.02)	(0.05)
Return of capital	-		-	-	-	-	(0.05)

Total distributions	-		-	-	(0.04)	(0.02)	(0.10)

Net asset value at end of period	$169.53		$142.90	$76.63	$71.82	$56.19	$45.25

Market price at end of period(b)	$169.39		$142.85	$76.69	$71.91	$56.21	$45.22

Net Asset Value Total Return(c)	18.64%		86.48%	6.70%	27.90%	24.22%	25.46%
Market Price Total Return(c)	18.57%		86.28%	6.65%	28.01%	24.35%	25.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$367,871		$297,237	$157,096	$175,966	$117,996	$131,217
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.68	%(d)	0.69%	0.69%	0.72%	0.74%	0.72%
Net investment income (loss)	(0.20	)%(d)	(0.37)%	(0.17)%	(0.15)%	0.08%	0.17%
Portfolio turnover rate(e)	98%		172%	159%	133%	107%	147%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)

Invesco DWA Utilities Momentum ETF (PUI)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$34.30		$30.19	$32.18	$27.11	$27.50	$25.12

Net investment income(a)	0.39		0.64	0.65	0.63	0.65	0.65
Net realized and unrealized gain (loss) on investments	(0.47)		4.27	(1.87)	4.98	(0.31)	2.71

Total from investment operations	(0.08)		4.91	(1.22)	5.61	0.34	3.36

Distributions to shareholders from:
Net investment income	(0.39)		(0.80)	(0.77)	(0.54)	(0.73)	(0.98)

Net asset value at end of period	$33.83		$34.30	$30.19	$32.18	$27.11	$27.50

Market price at end of period(b)	$33.88		$34.24	$30.29	$32.18	$27.13	$27.51

Net Asset Value Total Return(c)	(0.21)%		16.63%	(3.84)%	20.98%	1.16%	13.65%
Market Price Total Return(c)	0.11%		16.05%	(3.53)%	20.89%	1.19%	13.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,312		$49,728	$81,526	$223,637	$44,730	$137,476
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.83	%(d)	0.81%	0.69%	0.73%	0.83%	0.71%
Net investment income	2.30	%(d)	2.06%	1.93%	2.08%	2.35%	2.46%
Portfolio turnover rate(e)	30%		64%	69%	49%	41%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)

Invesco NASDAQ Internet ETF (PNQI)

	Six Months Ended
	October 31,
	2021		Years Ended April 30,
	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$244.16		$146.82	$142.44		$129.15	$99.14	$76.48

Net investment income (loss)(a)	(0.70)		(1.15)	(0.44)		(0.44)	(0.36)	(0.22)
Net realized and unrealized gain on investments	1.96		98.49	4.82		13.73	30.40	22.88

Total from investment operations	1.26		97.34	4.38		13.29	30.04	22.66

Distributions to shareholders from:
Net investment income	-		-	-		-	(0.03)	-

Net asset value at end of period	$245.42		$244.16	$146.82		$142.44	$129.15	$99.14

Market price at end of period(b)	$245.08		$244.35	$146.75		$142.41	$129.29	$99.17

Net Asset Value Total Return(c)	0.52%		66.30%	3.07%		10.29%	30.30%	29.63%
Market Price Total Return(c)	0.29%		66.50%	3.05%		10.15%	30.40%	29.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,060,233		$1,069,442	$557,897		$598,232	$600,535	$351,939
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60	%(e)	0.60%	0.60%	0.60%
Net investment income (loss)	(0.56	)%(d)	(0.54)%	(0.32)%		(0.34)%	(0.31)%	(0.26)%
Portfolio turnover rate(f)	7%		27%	41%		20%	20%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco DWA Basic Materials Momentum ETF (PYZ)	“DWA Basic Materials Momentum ETF”

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	“DWA Consumer Cyclicals Momentum ETF”

Invesco DWA Consumer Staples Momentum ETF (PSL)	“DWA Consumer Staples Momentum ETF”

Invesco DWA Energy Momentum ETF (PXI)	“DWA Energy Momentum ETF”

Invesco DWA Financial Momentum ETF (PFI)	“DWA Financial Momentum ETF”

Invesco DWA Healthcare Momentum ETF (PTH)	“DWA Healthcare Momentum ETF”

Invesco DWA Industrials Momentum ETF (PRN)	“DWA Industrials Momentum ETF”

Invesco DWA Technology Momentum ETF (PTF)	“DWA Technology Momentum ETF”

Invesco DWA Utilities Momentum ETF (PUI)	“DWA Utilities Momentum ETF”

Invesco NASDAQ Internet ETF (PNQI)	“NASDAQ Internet ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

DWA Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index

DWA Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index

DWA Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index

DWA Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index

DWA Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index

DWA Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index

DWA Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index

DWA Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index

DWA Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index

NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

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Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

43

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for NASDAQ Internet ETF) is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

44

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with Invesco.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished

45

trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

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sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3—Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2023. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2023. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended October 31, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum ETF	$86,517

DWA Consumer Cyclicals Momentum ETF	64,844

DWA Consumer Staples Momentum ETF	72,690

DWA Energy Momentum ETF	72,558

DWA Financial Momentum ETF	39,299

DWA Healthcare Momentum ETF	209,973

DWA Industrials Momentum ETF	37,053

DWA Technology Momentum ETF	122,440

DWA Utilities Momentum ETF	53,945

NASDAQ Internet ETF	9

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

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For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2021 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/22	4/30/23	4/30/24	4/30/25

DWA Basic Materials Momentum ETF	$355,222	$58,083	$90,387	$120,236	$86,516

DWA Consumer Cyclicals Momentum ETF	305,184	46,510	80,322	113,510	64,842

DWA Consumer Staples Momentum ETF	483,621	81,729	165,252	163,949	72,691

DWA Energy Momentum ETF	323,175	53,510	80,048	117,061	72,556

DWA Financial Momentum ETF	199,485	30,755	53,809	75,623	39,298

DWA Healthcare Momentum ETF	925,315	105,569	183,777	426,000	209,969

DWA Industrials Momentum ETF	131,732	19,569	14,359	60,753	37,051

DWA Technology Momentum ETF	631,996	75,808	178,081	255,670	122,437

DWA Utilities Momentum ETF	438,469	78,052	174,961	131,512	53,944

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

DWA Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC

DWA Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC

DWA Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC

DWA Energy Momentum ETF	Dorsey Wright & Associates, LLC

DWA Financial Momentum ETF	Dorsey Wright & Associates, LLC

DWA Healthcare Momentum ETF	Dorsey Wright & Associates, LLC

DWA Industrials Momentum ETF	Dorsey Wright & Associates, LLC

DWA Technology Momentum ETF	Dorsey Wright & Associates, LLC

DWA Utilities Momentum ETF	Dorsey Wright & Associates, LLC

NASDAQ Internet ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

DWA Basic Materials Momentum ETF	$11,860

DWA Consumer Cyclicals Momentum ETF	25,433

DWA Consumer Staples Momentum ETF	8,817

DWA Energy Momentum ETF	26,007

DWA Financial Momentum ETF	8,876

DWA Healthcare Momentum ETF	4,270

DWA Industrials Momentum ETF	4,470

DWA Technology Momentum ETF	12,263

DWA Utilities Momentum ETF	4,342

NASDAQ Internet ETF	2,310

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

DWA Basic Materials Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$151,896,461	$-	$-	$151,896,461

Money Market Funds	326,938	17,925,849	-	18,252,787

Total Investments	$152,223,399	$17,925,849	$-	$170,149,248

DWA Consumer Cyclicals Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$110,823,367	$-	$-	$110,823,367

Money Market Funds	235,067	14,322,410	-	14,557,477

Total Investments	$111,058,434	$14,322,410	$-	$125,380,844

DWA Consumer Staples Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$105,695,589	$-	$-	$105,695,589

Money Market Funds	213,572	13,477,127	-	13,690,699

Total Investments	$105,909,161	$13,477,127	$-	$119,386,288

DWA Energy Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$95,542,874	$-	$-	$95,542,874

Money Market Funds	187,611	20,025,951	-	20,213,562

Total Investments	$95,730,485	$20,025,951	$-	$115,756,436

DWA Financial Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$107,069,837	$-	$-	$107,069,837

Money Market Funds	34,296	6,455,107	-	6,489,403

Total Investments	$107,104,133	$6,455,107	$-	$113,559,240

DWA Healthcare Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$477,806,907	$-	$-	$477,806,907

Money Market Funds	409,194	40,412,776	-	40,821,970

Total Investments	$478,216,101	$40,412,776	$-	$518,628,877

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	Level 1	Level 2	Level 3	Total

DWA Industrials Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$267,163,044	$-	$-	$267,163,044

Money Market Funds	216,711	23,154,164	-	23,370,875

Total Investments	$267,379,755	$23,154,164	$-	$290,533,919

DWA Technology Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$368,040,353	$-	$-	$368,040,353

Money Market Funds	207,349	33,919,531	-	34,126,880

Total Investments	$368,247,702	$33,919,531	$-	$402,167,233

DWA Utilities Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$44,284,190	$-	$-	$44,284,190

Money Market Funds	125,365	1,789,606	-	1,914,971

Total Investments	$44,409,555	$1,789,606	$-	$46,199,161

NASDAQ Internet ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,060,453,751	$-	$-	$1,060,453,751

Money Market Funds	314,297	47,762,153	-	48,076,450

Total Investments	$1,060,768,048	$47,762,153	$-	$1,108,530,201

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration

	Short-Term	Long-Term	Total*

DWA Basic Materials Momentum ETF	$39,665,366	$12,399,244	$52,064,610

DWA Consumer Cyclicals Momentum ETF	63,931,682	65,024	63,996,706

DWA Consumer Staples Momentum ETF	83,114,821	5,474,465	88,589,286

DWA Energy Momentum ETF	159,451,878	31,531,201	190,983,079

DWA Financial Momentum ETF	23,456,031	177,119	23,633,150

DWA Healthcare Momentum ETF	167,310,130	-	167,310,130

DWA Industrials Momentum ETF	53,553,778	-	53,553,778

DWA Technology Momentum ETF	87,286,115	-	87,286,115

DWA Utilities Momentum ETF	23,123,645	3,552,454	26,676,099

NASDAQ Internet ETF	17,639,121	45,440,623	63,079,744

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6—Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

DWA Basic Materials Momentum ETF	$113,740,827	$114,127,663

DWA Consumer Cyclicals Momentum ETF	127,581,280	127,819,276

DWA Consumer Staples Momentum ETF	59,088,420	59,122,655

DWA Energy Momentum ETF	92,176,442	92,130,772

DWA Financial Momentum ETF	50,968,958	49,339,715

DWA Healthcare Momentum ETF	562,236,544	561,717,546

DWA Industrials Momentum ETF	205,082,497	205,087,806

DWA Technology Momentum ETF	316,572,865	315,665,151

DWA Utilities Momentum ETF	14,017,964	13,959,642

NASDAQ Internet ETF	77,847,403	82,930,745

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

DWA Basic Materials Momentum ETF	$111,157,861	$76,855,917

DWA Consumer Cyclicals Momentum ETF	16,377,064	37,087,330

DWA Consumer Staples Momentum ETF	46,919,971	48,529,987

DWA Energy Momentum ETF	71,443,554	132,516,184

DWA Financial Momentum ETF	84,622,692	46,930,937

DWA Healthcare Momentum ETF	347,771,866	447,029,241

DWA Industrials Momentum ETF	118,079,104	181,851,567

DWA Technology Momentum ETF	241,829,942	223,215,661

DWA Utilities Momentum ETF	-	4,748,714

NASDAQ Internet ETF	63,763,494	76,358,486

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

DWA Basic Materials Momentum ETF	$16,216,071	$(2,659,664)	$13,556,407	$156,592,841

DWA Consumer Cyclicals Momentum ETF	16,310,159	(1,669,549)	14,640,610	110,740,234

DWA Consumer Staples Momentum ETF	11,561,802	(1,382,981)	10,178,821	109,207,467

DWA Energy Momentum ETF	13,202,537	(5,180,050)	8,022,487	107,733,949

DWA Financial Momentum ETF	16,542,086	(167,796)	16,374,290	97,184,950

DWA Healthcare Momentum ETF	48,470,753	(9,594,660)	38,876,093	479,752,784

DWA Industrials Momentum ETF	46,777,539	(2,819,371)	43,958,168	246,575,751

DWA Technology Momentum ETF	66,560,070	(6,396,025)	60,164,045	342,003,188

DWA Utilities Momentum ETF	4,324,680	(1,116,905)	3,207,775	42,991,386

NASDAQ Internet ETF	353,229,524	(42,618,154)	310,611,370	797,918,831

NOTE 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

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contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco NASDAQ Internet ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Invesco NASDAQ Internet ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco DWA Basic Materials Momentum ETF (PYZ)

Actual	$1,000.00	$1,064.20	0.60%	$3.12
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

Actual	1,000.00	1,051.80	0.60	3.10

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Consumer Staples Momentum ETF (PSL)

Actual	1,000.00	974.70	0.60	2.99

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Energy Momentum ETF (PXI)

Actual	1,000.00	1,369.40	0.60	3.58

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Financial Momentum ETF (PFI)

Actual	1,000.00	1,152.60	0.60	3.26

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

53

Calculating your ongoing Fund expenses—(continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco DWA Healthcare Momentum ETF (PTH)

Actual	$1,000.00	$1,046.10	0.60%	$3.09

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Industrials Momentum ETF (PRN)

Actual	1,000.00	1,072.70	0.60	3.13

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Technology Momentum ETF (PTF)

Actual	1,000.00	1,186.40	0.60	3.31

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Utilities Momentum ETF (PUI)

Actual	1,000.00	997.90	0.60	3.02

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco NASDAQ Internet ETF (PNQI)

Actual	1,000.00	1,005.20	0.60	3.03

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

54

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2021
PPA	Invesco Aerospace & Defense ETF

PDP	Invesco DWA Momentum ETF

PSP	Invesco Global Listed Private Equity ETF

PGJ	Invesco Golden Dragon China ETF

ERTH	Invesco MSCI Sustainable Future ETF

RYJ	Invesco Raymond James SB-1 Equity ETF

PBP	Invesco S&P 500 BuyWrite ETF

SPHQ	Invesco S&P 500® Quality ETF

CSD	Invesco S&P Spin-Off ETF

PHO	Invesco Water Resources ETF

PBW	Invesco WilderHill Clean Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-73.70%
AAR Corp.(b)	81,275	$2,874,697
Aerojet Rocketdyne Holdings, Inc.(c)	176,587	7,771,594
AeroVironment, Inc.(b)(c)	50,591	4,508,164
Axon Enterprise, Inc.(b)	150,456	27,076,062
Boeing Co. (The)(b)	192,336	39,819,322
BWX Technologies, Inc.	171,641	9,738,910
CAE, Inc. (Canada)(b)(c)	695,193	21,113,011
Curtiss-Wright Corp.	59,947	7,654,033
Ducommun, Inc.(b)	25,942	1,255,333
Elbit Systems Ltd. (Israel)(c)	97,216	15,438,873
General Dynamics Corp.	170,325	34,533,394
HEICO Corp.(c)	107,736	15,017,321
Hexcel Corp.(b)(c)	163,275	9,264,224
Howmet Aerospace, Inc.	569,909	16,920,598
Huntington Ingalls Industries, Inc.	86,027	17,440,254
Kaman Corp.	49,745	1,780,374
Kratos Defense & Security Solutions, Inc.(b)	283,979	6,074,311
L3Harris Technologies, Inc.	147,642	34,037,387
Lockheed Martin Corp.	122,126	40,584,912
Maxar Technologies, Inc.	166,611	4,423,522
Mercury Systems, Inc.(b)	127,035	6,547,384
Moog, Inc., Class A	46,276	3,495,226
Northrop Grumman Corp.	119,743	42,774,594
PAE, Inc.(b)	194,024	1,924,718
Parsons Corp.(b)(c)	114,568	3,968,636
RADA Electronic Industries Ltd. (Israel)(b)	112,837	1,154,323
Raytheon Technologies Corp.	489,427	43,490,483
Spirit AeroSystems Holdings, Inc., Class A(c)	241,529	9,972,732
Teledyne Technologies, Inc.(b)	23,288	10,461,435
Textron, Inc.	374,842	27,682,082
TransDigm Group, Inc.(b)	47,482	29,620,221
Triumph Group, Inc.(b)	145,034	2,965,945
Vectrus, Inc.(b)	26,860	1,300,830

		502,684,905

Communications Equipment-1.10%
Comtech Telecommunications Corp.	59,723	1,288,225
ViaSat, Inc.(b)(c)	103,782	6,194,748

		7,482,973

Containers & Packaging-1.56%
Ball Corp.	116,083	10,619,273

Diversified Telecommunication Services-0.38%
Iridium Communications, Inc.(b)	64,235	2,604,729

Electronic Equipment, Instruments & Components-1.61%
Keysight Technologies, Inc.(b)	46,417	8,355,988
OSI Systems, Inc.(b)	27,911	2,598,793

		10,954,781

Industrial Conglomerates-5.32%
Honeywell International, Inc.	165,940	36,277,803

	Shares	Value
Machinery-2.68%
Oshkosh Corp.	74,111	$7,929,877
Woodward, Inc.	91,913	10,381,573

		18,311,450

Metals & Mining-0.46%
Allegheny Technologies, Inc.(b)(c)	197,285	3,176,289

Professional Services-12.00%
Booz Allen Hamilton Holding Corp	229,924	19,971,199
CACI International, Inc., Class A(b)	37,397	10,756,873
Jacobs Engineering Group, Inc.	79,334	11,140,080
KBR, Inc.(c)	190,287	8,075,780
Leidos Holdings, Inc.	210,316	21,027,394
ManTech International Corp., Class A	61,766	5,325,465
Science Applications International Corp.	61,981	5,564,654

		81,861,445

Software-1.21%
Mandiant, Inc.(b)	136,995	2,389,193
Palantir Technologies, Inc., Class A(b)(c)	76,188	1,971,746
Telos Corp.(b)	149,873	3,883,209

		8,244,148

Total Common Stocks & Other Equity Interests (Cost $599,269,076)		682,217,796

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $536,729)	536,729	536,729

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $599,805,805)		682,754,525

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.04%
Invesco Private Government Fund, 0.02%(d)(e)(f)	14,397,127	14,397,127
Invesco Private Prime Fund, 0.11%(d)(e)(f)	33,579,866	33,593,298

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,990,425)		47,990,425

TOTAL INVESTMENTS IN SECURITIES-107.14% (Cost $647,796,230)		730,744,950
OTHER ASSETS LESS LIABILITIES-(7.14)%		(48,702,113)

NET ASSETS-100.00%		$682,042,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$159,537	$17,112,361	$(16,735,169)	$-	$-	$536,729	$119

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,903,102	48,268,790	(41,774,765)	-	-	14,397,127	761	*

Invesco Private Prime Fund	11,854,653	101,158,713	(79,420,068)	-	-	33,593,298	10,840	*

Total	$19,917,292	$166,539,864	$(137,930,002)	$-	$-	$48,527,154	$11,720

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Aerospace & Defense	73.70

Professional Services	12.00

Industrial Conglomerates	5.32

Industry Types Each Less Than 3%	9.00

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Momentum ETF (PDP)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-1.44%
Alphabet, Inc., Class A(b)	3,536	$10,469,813
Iridium Communications, Inc.(b)(c)	212,094	8,600,412
Snap, Inc., Class A(b)(c)	152,502	8,018,555

		27,088,780

Consumer Discretionary-14.75%
Carvana Co.(b)(c)	43,781	13,273,524
Chipotle Mexican Grill, Inc.(b)	5,696	10,133,355
Crocs, Inc.(b)	139,565	22,532,769
Dick’s Sporting Goods, Inc.(c)	78,232	9,717,197
Domino’s Pizza, Inc.	98,227	48,030,056
Etsy, Inc.(b)(c)	44,244	11,091,528
GameStop Corp., Class A(b)(c)	53,317	9,784,203
Home Depot, Inc. (The)	31,665	11,771,147
MGM Resorts International	224,253	10,575,771
NIKE, Inc., Class B	247,944	41,478,552
Pool Corp.	50,191	25,856,396
RH(b)(c)	18,407	12,141,809
Scientific Games Corp.(b)	400,302	32,044,175
Tempur Sealy International, Inc.	212,490	9,449,430
YETI Holdings, Inc.(b)(c)	96,569	9,495,630

		277,375,542

Consumer Staples-3.82%
Celsius Holdings, Inc.(b)(c)	480,970	46,423,224
Costco Wholesale Corp.	24,995	12,286,042
Estee Lauder Cos., Inc. (The), Class A	40,811	13,236,232

		71,945,498

Energy-0.65%
Ovintiv, Inc.	326,149	12,237,111

Financials-3.49%
Blackstone, Inc., Class A	74,363	10,293,327
Moody’s Corp.	29,904	12,085,702
MSCI, Inc.	49,800	33,111,024
Upstart Holdings, Inc.(b)	31,636	10,188,057

		65,678,110

Health Care-24.39%
Apollo Medical Holdings, Inc.(b)(c)	137,718	9,451,586
Bio-Rad Laboratories, Inc., Class A(b)	11,918	9,470,996
Catalent, Inc.(b)	67,481	9,302,931
Charles River Laboratories International, Inc.(b)	24,359	10,929,396
Danaher Corp.	113,477	35,378,724
DexCom, Inc.(b)	36,868	22,976,506
Edwards Lifesciences Corp.(b)	114,638	13,735,925
Horizon Therapeutics PLC(b)	143,750	17,237,062
IDEXX Laboratories, Inc.(b)	41,491	27,638,815
Inspire Medical Systems, Inc.(b)	65,142	17,560,980
Intuitive Surgical, Inc.(b)	27,969	10,100,445
Masimo Corp.(b)(c)	54,522	15,459,168
Medpace Holdings, Inc.(b)	58,347	13,218,513
Mettler-Toledo International, Inc.(b)	21,492	31,827,073
Mirati Therapeutics, Inc.(b)	286,988	54,246,472
Natera, Inc.(b)(c)	80,787	9,255,767
NeoGenomics, Inc.(b)(c)	208,463	9,589,298
Repligen Corp.(b)	45,830	13,313,615

	Shares	Value
Health Care-(continued)
Shockwave Medical, Inc.(b)	56,763	$12,130,253
STAAR Surgical Co.(b)(c)	252,669	29,931,170
Thermo Fisher Scientific, Inc.	16,228	10,273,460
Veeva Systems, Inc., Class A(b)	61,873	19,614,360
Waters Corp.(b)	29,852	10,972,103
West Pharmaceutical Services, Inc.	105,291	45,262,495

		458,877,113

Industrials-12.53%
Advanced Drainage Systems, Inc.	87,240	9,840,672
AMERCO	16,745	12,340,898
Avis Budget Group, Inc.(b)(c)	179,525	31,113,478
Axon Enterprise, Inc.(b)	72,217	12,996,171
Chart Industries, Inc.(b)(c)	88,317	15,678,034
Copart, Inc.(b)	281,948	43,783,705
Equifax, Inc.	38,698	10,735,986
Generac Holdings, Inc.(b)	46,107	22,987,106
Old Dominion Freight Line, Inc.	97,328	33,222,913
SiteOne Landscape Supply, Inc.(b)	47,980	11,273,381
Toro Co. (The)	94,577	9,029,266
Trane Technologies PLC	63,767	11,537,363
WESCO International, Inc.(b)	86,109	11,156,282

		235,695,255

Information Technology-34.07%
Accenture PLC, Class A	30,070	10,788,815
Adobe, Inc.(b)	29,487	19,177,165
Advanced Micro Devices, Inc.(b)	172,051	20,685,692
Amphenol Corp., Class A	410,715	31,530,591
Applied Materials, Inc.	72,994	9,974,630
Asana, Inc., Class A(b)(c)	93,824	12,741,299
Bill.com Holdings, Inc.(b)	46,884	13,798,430
CDW Corp.	51,925	9,691,801
Cloudflare, Inc., Class A(b)(c)	114,671	22,328,737
Crowdstrike Holdings, Inc., Class A(b)	38,621	10,883,398
DocuSign, Inc.(b)	38,321	10,664,351
Entegris, Inc.	198,783	27,984,671
EPAM Systems, Inc.(b)	39,560	26,633,374
Fortinet, Inc.(b)	43,351	14,580,675
HubSpot, Inc.(b)(c)	13,760	11,148,765
Intuit, Inc.	39,375	24,648,356
Keysight Technologies, Inc.(b)	53,691	9,665,454
Lattice Semiconductor Corp.(b)	311,652	21,641,115
Marvell Technology, Inc.	154,266	10,567,221
Microsoft Corp.	32,355	10,729,565
Monolithic Power Systems, Inc.	69,726	36,638,224
NVIDIA Corp.	212,845	54,418,081
ON Semiconductor Corp.(b)	193,128	9,283,663
Paycom Software, Inc.(b)	85,611	46,901,986
Paylocity Holding Corp.(b)	80,687	24,620,831
ServiceNow, Inc.(b)	38,151	26,620,242
Square, Inc., Class A(b)(c)	37,568	9,561,056
Synaptics, Inc.(b)(c)	56,393	10,972,386
Synopsys, Inc.(b)	40,717	13,566,090
Teledyne Technologies, Inc.(b)	63,216	28,397,892
Workiva, Inc.(b)(c)	103,850	15,530,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Momentum ETF (PDP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Zebra Technologies Corp., Class A(b)	24,955	$13,324,722
Zscaler, Inc.(b)	66,402	21,172,942

		640,872,988

Materials-0.58%
Alcoa Corp.	237,973	10,934,859

Real Estate-4.31%
American Tower Corp.	182,466	51,449,938
Equity LifeStyle Properties, Inc.	145,141	12,265,866
Extra Space Storage, Inc.	88,120	17,392,244

		81,108,048

Total Common Stocks & Other Equity Interests (Cost $1,643,983,692)		1,881,813,304

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $252,422)	252,422	252,422

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,644,236,114)		1,882,065,726

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.66%
Invesco Private Government Fund, 0.02%(d)(e)(f)	37,588,078	$37,588,078
Invesco Private Prime Fund, 0.11%(d)(e)(f)	87,670,446	87,705,515

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $125,293,592)		125,293,593

TOTAL INVESTMENTS IN SECURITIES-106.71% (Cost $1,769,529,706)		2,007,359,319
OTHER ASSETS LESS LIABILITIES-(6.71)%		(126,166,675)

NET ASSETS-100.00%		$1,881,192,644

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$701,168	$5,978,057	$(6,426,803)	$-	$-	$252,422	$93

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	57,906,299	251,573,045	(271,891,266)	-	-	37,588,078	2,877	*

Invesco Private Prime Fund	86,859,449	438,959,214	(438,113,148)	-	-	87,705,515	43,856	*

Total	$145,466,916	$696,510,316	$(716,431,217)	$-	$-	$125,546,015	$46,826

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Momentum ETF (PDP)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Information Technology	34.07

Health Care	24.39

Consumer Discretionary	14.75

Industrials	12.53

Real Estate	4.31

Consumer Staples	3.82

Financials	3.49

Sector Types Each Less Than 3%	2.67

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global Listed Private Equity ETF (PSP)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-90.46%
Biotechnology-0.50%
PureTech Health PLC(b)	283,360	$1,374,993

Capital Markets-56.17%
3i Group PLC (United Kingdom)	660,714	12,353,400
Alaris Equity Partners Income (Canada)	45,358	678,421
Ares Capital Corp.(c)	434,200	9,309,248
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	43,625	1,263,136
Blackstone, Inc., Class A	49,913	6,908,958
Blue Owl Capital, Inc.(c)	470,605	8,113,230
Bridgepoint Group PLC (United
Kingdom)(b)(d)	582,432	3,959,912
Bure Equity AB (Sweden)	28,566	1,324,443
Carlyle Group, Inc. (The)	230,793	12,959,027
Chrysalis Investments Ltd. (Guernsey)(b)	542,671	1,867,106
Deutsche Beteiligungs AG (Germany)	15,469	716,060
Draper Esprit PLC (United Kingdom)(b)	173,527	2,300,129
EQT AB (Sweden)	250,573	13,204,790
FS KKR Capital Corp.(c)	293,367	6,442,339
Georgia Capital PLC (Georgia)(b)	78,686	651,468
Gimv N.V. (Belgium)	20,369	1,317,677
Goldman Sachs BDC, Inc.	106,254	2,015,638
Golub Capital BDC, Inc.(c)	129,118	2,050,394
Hamilton Lane, Inc., Class A(c)	39,707	4,149,779
Hercules Capital, Inc.(c)	120,786	2,134,289
Intermediate Capital Group PLC (United Kingdom)	195,824	5,881,213
IP Group PLC (United Kingdom)	1,026,995	1,697,752
JAFCO Group Co. Ltd. (Japan)	32,614	2,056,520
KKR & Co., Inc., Class A	109,955	8,760,115
Main Street Capital Corp.	65,355	2,863,856
Mutares SE & Co. KGaA (Germany)(c)	23,519	634,165
New Mountain Finance Corp.	100,670	1,415,420
Oaktree Specialty Lending Corp.	185,040	1,363,745
Onex Corp. (Canada)	67,372	5,012,883
Owl Rock Capital Corp.(c)	368,327	5,296,542
Partners Group Holding AG (Switzerland)	7,659	13,390,153
Patria Investments Ltd., Class A (Cayman Islands)	83,954	1,440,651
Prospect Capital Corp.(c)	342,150	2,802,209
Ratos AB, Class B (Sweden)	203,166	1,168,113
Sixth Street Specialty Lending, Inc.(c)	59,030	1,407,275
StepStone Group, Inc., Class A	70,138	3,295,083
SuRo Capital Corp.	54,137	776,325
Tamburi Investment Partners S.p.A. (Italy)	121,007	1,365,346
VNV Global AB (Sweden)(b)	112,706	1,653,485

		156,000,295

Construction & Engineering-0.51%
Brookfield Business Partners L.P., Class U (Canada)	29,094	1,411,571

Diversified Consumer Services-0.95%
Graham Holdings Co., Class B	4,525	2,650,971

Diversified Financial Services-10.65%
Cannae Holdings, Inc.(b)	104,619	3,567,508
Compass Diversified Holdings	86,543	2,583,309
Eurazeo SE (France)	59,483	5,579,218

	Shares	Value
Diversified Financial Services-(continued)
Kinnevik AB, Class B (Sweden)(b)	186,127	$7,295,762
Sofina S.A. (Belgium)	15,394	6,812,348
Wendel SE (France)	28,149	3,749,434

		29,587,579

Diversified Telecommunication Services-0.22%
ATN International, Inc.	14,796	603,381

Food Products-0.44%
Schouw & Co. A/S (Denmark)	12,592	1,226,223

Industrial Conglomerates-4.95%
Fosun International Ltd. (China)	3,019,746	3,551,935
Italmobiliare S.p.A. (Italy)	17,611	618,543
Melrose Industries PLC (United Kingdom)	4,421,021	9,562,869

		13,733,347

Interactive Media & Services-4.52%
IAC/InterActiveCorp.(b)(c)	82,390	12,553,764

Internet & Direct Marketing Retail-4.70%
Prosus N.V. (China)(b)	147,974	13,050,430

IT Services-0.50%
Digital Garage, Inc. (Japan)(c)	29,903	1,389,922

Life Sciences Tools & Services-0.45%
Malin Corp. PLC (Ireland)(b)	81,766	624,517
Medcap AB (Sweden)(b)(c)	27,049	629,889

		1,254,406

Multiline Retail-4.90%
Wesfarmers Ltd. (Australia)	316,185	13,596,107

Trading Companies & Distributors-1.00%
Seven Group Holdings Ltd. (Australia)	172,513	2,789,740

Total Common Stocks & Other Equity Interests (Cost $198,439,005)		251,222,729

Closed-End Funds-3.68%
Apax Global Alpha Ltd.(c)(d)	466,870	1,366,320
HBM Healthcare Investments AG, Class A(c)	5,242	1,996,406
HgCapital Trust PLC(c)	365,831	1,935,648
NB Private Equity Partners Ltd.	31,026	727,245
Oakley Capital Investments Ltd.	139,265	735,910
Princess Private Equity Holding Ltd.	84,482	1,339,406
Schroder UK Public Private(b)(c)	1,551,308	720,869
Syncona Ltd.(b)(c)	513,312	1,400,210

Total Closed-End Funds (Cost $7,329,639)		10,222,014

	Shares
Money Market Funds-5.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $15,660,084)	15,660,084	15,660,084

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.10% (Cost $214,099,089)		266,882,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.13%
Invesco Private Government Fund, 0.02%(e)(f)(g)	10,946,278	$10,946,278
Invesco Private Prime Fund, 0.11%(e)(f)(g)	25,509,003	25,519,207

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,465,484)		36,465,485

TOTAL INVESTMENTS IN SECURITIES-112.91% (Cost $257,894,212)		313,570,312
OTHER ASSETS LESS LIABILITIES-(12.91)%		(35,858,421)

NET ASSETS-100.00%		$277,711,891

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2021 was $5,326,232, which represented 1.92% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$9,775,371	$27,057,432	$(21,172,719)	$-	$-	$15,660,084	$1,698

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,871,653	39,273,508	(30,198,883)	-	-	10,946,278	422	*

Invesco Private Prime Fund	2,807,480	82,019,991	(59,308,265)	1	-	25,519,207	5,835	*

Total	$14,454,504	$148,350,931	$(110,679,867)	$1	$-	$52,125,569	$7,955

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.35%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP)—(continued)

October 31, 2021

(Unaudited)

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

Citibank, N.A.	Receive	KKR & Co. LP	1-Day EFFR plus 55 basis points	Monthly	October-2022	$ 5,989,419	$-	$384,181	$384,181

Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2022	CAD 4,003,734	-	20,690	20,690

Subtotal – Appreciation							-	404,871	404,871

Equity Risk

Citibank, N.A.	Receive	The Blackstone Group LP	1-Day EFFR plus 55 basis points	Monthly	October-2022	6,281,299	-	(3,349)	(3,349)

Subtotal – Depreciation							-	(3,349)	(3,349)

Total Over-The-Counter Total Return Swap Agreements							$-	$401,522	$401,522

Abbreviations:

CAD      -Canadian Dollar

CORRA-Canadian Overnight Repo Rate Average

EFFR    -Effective Federal Funds Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Capital Markets	56.17

Diversified Financial Services	10.65

Industrial Conglomerates	4.95

Multiline Retail	4.90

Internet & Direct Marketing Retail	4.70

Interactive Media & Services	4.52

Closed-End Funds	3.68

Industry Types Each Less Than 3%	4.57

Money Market Funds Plus Other Assets Less Liabilities	5.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Golden Dragon China ETF (PGJ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%(b)
Communication Services-23.31%
9F, Inc., ADR(c)	44,389	$66,583
Autohome, Inc., ADR	48,913	1,924,727
Baidu, Inc., ADR(c)	129,185	20,958,974
Bilibili, Inc., ADR(c)(d)	126,425	9,266,952
BlueCity Holdings Ltd., ADR(c)(d)	20,877	57,621
Hello Group, Inc., ADR	117,199	1,459,128
iQIYI, Inc., ADR(c)(d)	262,636	2,174,626
JOYY, Inc., ADR(d)	41,193	2,075,715
Lizhi, Inc., ADR(c)(d)	19,996	61,588
Luokung Technology Corp.(c)(d)	273,663	336,605
NetEase, Inc., ADR	104,108	10,159,900
Qutoutiao, Inc., ADR(c)(d)	103,053	102,053
Sohu.com Ltd., ADR(c)	28,727	582,009
So-Young International, Inc., ADR(c)(d)	47,105	186,065
Tencent Music Entertainment Group, ADR(c)	476,353	3,744,135
Weibo Corp., ADR(c)(d)	53,455	2,404,406
WiMi Hologram Cloud, Inc., ADR(c)	40,082	197,203

		55,758,290

Consumer Discretionary-54.22%
Alibaba Group Holding Ltd., ADR(c)	121,469	20,035,097
Baozun, Inc., ADR(c)(d)	38,842	671,967
China Automotive Systems, Inc.(c)	22,144	83,483
Dada Nexus Ltd., ADR(c)(d)	58,236	1,182,773
Future FinTech Group, Inc.(c)(d)	50,287	105,100
Huazhu Group Ltd., ADR(c)(d)	111,888	5,187,128
JD.com, Inc., ADR(c)	258,200	20,211,896
Kaixin Auto Holdings (Hong Kong)(c)	102,980	221,407
Kandi Technologies Group, Inc.(c)(d)	54,488	238,657
Li Auto, Inc., ADR(c)(d)	295,342	9,637,009
MINISO Group Holding Ltd., ADR(d)	57,642	865,206
Moxian BVI, Inc.(c)	13,892	84,047
New Oriental Education & Technology Group, Inc., ADR(c)	997,456	2,044,785
Newegg Commerce, Inc.(c)(d)	264,207	3,117,643
NIO, Inc., ADR(c)(d)	516,032	20,336,821
Niu Technologies, ADR(c)(d)	35,449	928,055
Pinduoduo, Inc., ADR(c)	202,821	18,034,843
TAL Education Group, ADR(c)	303,315	1,240,558
Trip.com Group Ltd., ADR(c)	332,660	9,500,769
Uxin Ltd., ADR(c)	194,454	466,690
Viomi Technology Co. Ltd., ADR(c)(d)	27,539	121,447
Vipshop Holdings Ltd., ADR(c)	373,623	4,169,633
Wunong Net Technology Co. Ltd.(c)	17,937	60,627
XPeng, Inc., ADR(c)	238,616	11,126,664

		129,672,305

Consumer Staples-0.29%
111, Inc., ADR(c)(d)	30,685	159,562
Jowell Global Ltd.(c)	18,253	106,963
TDH Holdings, Inc.(c)	46,836	80,090
Yatsen Holding Ltd., ADR(c)	124,803	349,448

		696,063

Energy-0.30%
China Petroleum & Chemical Corp., ADR	8,596	418,453

	Shares	Value
Energy-(continued)
PetroChina Co. Ltd., ADR	6,094	$294,097
Sino Clean Energy, Inc., Rts., expiring 07/31/2049(c)(e)	26,179	0

		712,550

Financials-3.57%
360 DigiTech, Inc., ADR(c)(d)	90,667	1,850,513
AGM Group Holdings, Inc.(c)(d)	15,317	170,019
Bridgetown 2 Holdings Ltd., Class A (Hong Kong)(c)(d)	21,469	216,408
China Life Insurance Co. Ltd., ADR	21,263	183,287
Fanhua, Inc., ADR(d)	23,800	315,588
Huize Holding Ltd., ADR(c)	21,954	44,567
LexinFintech Holdings Ltd., ADR(c)(d)	100,974	539,201
Lufax Holding Ltd., ADR(c)(d)	472,355	2,980,560
Noah Holdings Ltd., ADR(c)(d)	23,228	987,422
Poema Global Holdings Corp., Class A(c)	24,767	245,689
Qudian, Inc., ADR(c)	143,723	240,017
Silver Crest Acquisition Corp., Class A (Hong Kong)(c)	24,767	245,936
Up Fintech Holding Ltd., ADR(c)(d)	78,127	505,482

		8,524,689

Health Care-3.38%
Adagene, Inc., ADR(c)(d)	6,063	68,148
Burning Rock Biotech Ltd., ADR(c)	31,778	447,752
Connect Biopharma Holdings Ltd., ADR(c)(d)	9,280	146,995
Genetron Holdings Ltd., ADR(c)	19,896	273,968
Gracell Biotechnologies, Inc., ADR(c)	9,085	97,209
I-Mab, ADR(c)(d)	30,096	1,859,632
Zai Lab Ltd., ADR(c)	49,764	5,195,362

		8,089,066

Industrials-3.93%
CBAK Energy Technology, Inc.(c)(d)	63,473	133,928
EHang Holdings Ltd., ADR(c)(d)	22,195	535,565
NiSun International Enterprise Development Group Co. Ltd.(c)(d)	14,744	176,781
Nuvve Holding Corp.(c)(d)	13,377	163,066
ReneSola Ltd., ADR(c)	32,817	291,743
ZTO Express Cayman, Inc., ADR(d)	276,441	8,108,014

		9,409,097

Information Technology-8.45%
Agora, Inc., ADR(c)(d)	46,261	1,008,490
Aurora Mobile Ltd., ADR(c)(d)	36,617	53,827
Bit Digital, Inc.(c)(d)	39,467	562,405
BIT Mining Ltd., ADR(c)(d)	30,205	253,420
Canaan, Inc., ADR(c)(d)	106,737	914,736
Canadian Solar, Inc. (Canada)(c)(d)	43,072	1,789,642
Chindata Group Holdings Ltd., ADR(c)(d)	77,230	769,211
Daqo New Energy Corp., ADR(c)	41,836	3,254,422
Ebang International Holdings, Inc., A Shares(c)(d)	99,918	216,822
GDS Holdings Ltd., ADR(c)(d)	78,337	4,653,218
Hollysys Automation Technologies Ltd.	43,967	877,142
JinkoSolar Holding Co. Ltd., ADR(c)(d)	28,600	1,710,852
Kingsoft Cloud Holdings Ltd., ADR(c)(d)	69,037	1,585,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
OneConnect Financial Technology Co. Ltd., ADR(c)(d)	91,033	$288,575
SGOCO Group Ltd.(c)(d)	72,921	442,630
SPI Energy Co. Ltd. (Australia)(c)(d)	17,137	84,485
Vnet Group, Inc., ADR(c)(d)	91,465	1,434,171
Xunlei Ltd., ADR(c)	36,956	107,911
Zepp Health Corp., ADR(c)	25,400	208,534

		20,216,273

Materials-0.05%
CN Energy Group, Inc.(c)	14,437	123,436

Real Estate-2.51%
KE Holdings, Inc., ADR(c)(d)	290,912	5,300,417
Nam Tai Property, Inc.(c)(d)	28,132	693,735

		5,994,152

Total Common Stocks & Other Equity Interests (Cost $278,788,101)		239,195,921

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $273,639)	273,639	273,639

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $279,061,740)		239,469,560

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.05%
Invesco Private Government Fund, 0.02%(f)(g)(h)	22,278,469	$22,278,469
Invesco Private Prime Fund, 0.11%(f)(g)(h)	51,962,309	51,983,094

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,261,563)		74,261,563

TOTAL INVESTMENTS IN SECURITIES-131.17% (Cost $353,323,303)		313,731,123
OTHER ASSETS LESS LIABILITIES-(31.17)%		(74,553,999)

NET ASSETS-100.00%		$239,177,124

Investment Abbreviations:

ADR-American Depositary Receipt

Rts.-Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at October 31, 2021.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$443,239	$1,160,880	$ (1,330,480)	$ -	$-	$ 273,639	$52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Golden Dragon China ETF (PGJ)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$27,005,098	$102,815,778	$(107,542,407)	$-	$-	$22,278,469	$1,519	*
Invesco Private Prime Fund	40,595,848	178,860,690	(167,473,443)	(1)	-	51,983,094	22,285	*

Total	$68,044,185	$282,837,348	$(276,346,330)	$(1)	$-	$74,535,202	$23,856

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Consumer Discretionary	54.22

Communication Services	23.31

Information Technology	8.45

Industrials	3.93

Financials	3.57

Health Care	3.38

Sector Types Each Less Than 3%	3.15

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Sustainable Future ETF (ERTH)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.89%
Auto Components-0.19%
Tianneng Power International Ltd. (China)(b)	491,842	$562,084
XL Fleet Corp.(b)(c)	50,528	276,893

		838,977

Automobiles-18.54%
Li Auto, Inc., ADR (China)(b)(c)	392,501	12,807,308
NIO, Inc., ADR (China)(b)(c)	545,836	21,511,397
Niu Technologies, ADR (China)(b)(c)	21,994	575,803
Tesla, Inc.(c)	29,413	32,766,082
Workhorse Group, Inc.(b)(c)	80,578	542,290
XPeng, Inc., ADR (China)(b)(c)	279,318	13,024,598
Yadea Group Holdings Ltd. (China)(b)(d)	869,853	1,498,387

		82,725,865

Building Products-4.51%
Advanced Drainage Systems, Inc.	39,001	4,399,313
Kingspan Group PLC (Ireland)	112,076	12,923,311
Rockwool International A/S, Class B (Denmark)	6,081	2,781,140

		20,103,764

Chemicals-1.84%
Umicore S.A. (Belgium)	143,180	8,215,166

Commercial Services & Supplies-0.91%
China Everbright Environment Group Ltd. (China)	2,678,181	1,841,905
Covanta Holding Corp.	86,928	1,754,207
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	294,095	150,468
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	45,000	322,833

		4,069,413

Construction & Engineering-1.29%
China Conch Venture Holdings Ltd. (China)(b)	1,180,286	5,765,597

Electrical Equipment-17.03%
Alfen Beheer B.V. (Netherlands)(b)(c)(d)	15,009	1,690,021
Blink Charging Co.(b)(c)	27,447	872,815
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(c)	297,650	231,109
Contemporary Amperex Technology Co. Ltd., A Shares (China)	101,500	10,138,739
CS Wind Corp. (South Korea)	18,379	1,091,526
Fagerhult AB (Sweden)	57,918	464,639
Ming Yang Smart Energy Group Ltd., A Shares (China)	85,100	412,115
Nordex SE (Germany)(c)	75,552	1,390,178
Plug Power, Inc.(b)(c)	371,523	14,218,185
PNE AG (Germany)	25,039	241,953
Shoals Technologies Group, Inc., Class A(c)	64,550	2,000,404
Siemens Gamesa Renewable Energy S.A.,
Class R (Spain)(b)(c)	173,164	4,695,235
SIF Holding N.V. (Netherlands)(b)	9,262	151,130
Signify N.V. (Netherlands)	93,224	4,514,926
Sungrow Power Supply Co. Ltd., A Shares (China)	63,500	1,628,358
Sunrun, Inc.(c)	125,908	7,262,373
TPI Composites, Inc.(b)(c)	26,666	896,778

	Shares	Value
Electrical Equipment-(continued)
Unison Co. Ltd. (South Korea)(c)	79,580	$234,950
Vestas Wind Systems A/S (Denmark)	507,233	21,959,437
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares (China)	150,500	435,792
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares (China)(b)	562,128	1,260,245
Zumtobel Group AG (Austria)	20,539	211,542

		76,002,450

Electronic Equipment, Instruments & Components-0.58%
Badger Meter, Inc.	21,192	2,166,882
Wuxi Lead Intelligent Equipment Co. Ltd. (China)	34,020	431,889

		2,598,771

Equity REITs-14.63%
Brandywine Realty Trust	124,105	1,644,391
CapitaLand Integrated Commercial Trust (Singapore)	3,292,810	5,249,938
Covivio (France)	37,784	3,270,672
CRE Logistics REIT, Inc. (Japan)	345	670,182
Digital Realty Trust, Inc.	121,598	19,189,380
Douglas Emmett, Inc.	127,456	4,165,262
First Capital REIT (Canada)	78,094	1,113,874
Fukuoka REIT Corp. (Japan)	462	685,150
Inmobiliaria Colonial SOCIMI S.A. (Spain)	202,991	1,975,605
Keppel REIT (Singapore)	1,333,152	1,117,139
Klepierre S.A. (France)(c)	149,916	3,566,963
Lar Espana Real Estate SOCIMI S.A. (Spain)	41,375	251,855
Mapletree Commercial Trust (Singapore)	1,567,617	2,534,227
Mapletree North Asia Commercial Trust (Hong Kong)(d)	1,627,824	1,231,280
Mercialys S.A. (France)	51,147	554,905
Merlin Properties SOCIMI S.A. (Spain)(b)	255,916	2,774,417
Mori Hills REIT Investment Corp. (Japan)	1,113	1,507,101
Nippon Prologis REIT, Inc. (Japan)	1,501	5,008,818
OUE Commercial REIT (Singapore)	1,578,599	526,785
Paramount Group, Inc.	127,230	1,078,910
Piedmont Office Realty Trust, Inc., Class A	90,089	1,599,981
SPH REIT (Singapore)	707,290	511,389
Vornado Realty Trust	118,212	5,039,378

		65,267,602

Food Products-2.46%
Darling Ingredients, Inc.(c)	118,522	10,017,479
Grieg Seafood ASA (Norway)(b)(c)	37,082	411,399
SLC Agricola S.A. (Brazil)	69,200	534,990

		10,963,868

Household Durables-1.21%
KB Home	60,165	2,415,625
Meritage Homes Corp.(c)	27,490	2,988,438

		5,404,063

Independent Power and Renewable Electricity Producers-7.73%
Albioma S.A. (France)	18,387	723,465
BCPG PCL, NVDR (Thailand)	576,491	227,591
Beijing Energy International Holding Co. Ltd. (Hong Kong)(b)(c)	4,888,357	185,378
Boralex, Inc., Class A (Canada)	63,358	1,957,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	354,307	$203,592
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(b)	1,635,860	696,061
China Everbright Greentech Ltd. (China)(b)(d)	450,013	158,507
Concord New Energy Group Ltd. (Hong Kong)	3,942,399	415,574
EDP Renovaveis S.A. (Spain)	209,313	5,837,686
Encavis AG (Germany)	70,389	1,474,385
Energix-Renewable Energies Ltd. (Israel)	159,127	748,542
Enlight Renewable Energy Ltd. (Israel)(c)	666,602	1,647,052
eRex Co. Ltd. (Japan)(b)	19,306	440,893
Falck Renewables S.p.A. (Italy)(b)	84,669	853,924
Neoen S.A. (France)(b)(c)(d)	27,202	1,252,885
NextEra Energy Partners L.P.(b)	55,125	4,757,288
Omega Geracao S.A. (Brazil)(c)	92,800	538,823
Ormat Technologies, Inc.(b)	32,533	2,353,112
RENOVA, Inc. (Japan)(c)	25,549	1,120,325
Scatec ASA (South Africa)(d)	86,544	1,699,308
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	54,455	1,088,322
Solarpack Corp. Tecnologica S.A. (Spain)(c)	10,870	332,723
SPCG PCL, NVDR (Thailand)	349,802	187,643
Sunnova Energy International, Inc.(b)(c)	60,999	2,718,115
Super Energy Corp. PCL, NVDR (Thailand)	11,884,645	347,415
Terna Energy S.A. (Greece)	33,662	455,778
TransAlta Renewables, Inc. (Canada)(b)	77,547	1,146,110
West Holdings Corp. (Japan)(b)	16,693	928,162

		34,496,314

IT Services-0.75%
Chindata Group Holdings Ltd., ADR (China)(b)(c)	63,266	630,129
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	40,554	931,526
Switch, Inc., Class A	71,326	1,803,121

		3,364,776

Machinery-2.37%
Alstom S.A. (France)	229,614	8,178,891
Energy Recovery, Inc.(c)	27,159	551,871
Riyue Heavy Industry Co. Ltd., A Shares (China)	42,200	256,591
Stadler Rail AG (Switzerland)(b)	36,318	1,597,793

		10,585,146

Metals & Mining-0.53%
Schnitzer Steel Industries, Inc., Class A	18,814	1,012,193
Sims Ltd.	124,380	1,334,998

		2,347,191

Oil, Gas & Consumable Fuels-0.86%
Renewable Energy Group, Inc.(b)(c)	34,620	2,215,680
REX American Resources Corp.(c)	3,918	344,588
VERBIO Vereinigte BioEnergie AG (Germany)	16,017	1,271,548

		3,831,816

Paper & Forest Products-2.59%
Canfor Corp. (Canada)(c)	45,477	940,688
Mercer International, Inc. (Germany)	31,156	335,550

	Shares	Value
Paper & Forest Products-(continued)
Suzano S.A. (Brazil)(c)	543,900	$4,750,079
West Fraser Timber Co. Ltd. (Canada)	69,389	5,546,978

		11,573,295

Real Estate Management & Development-0.83%
Deutsche EuroShop AG (Germany)	35,901	729,971
Platzer Fastigheter Holding AB, Class B (Sweden)	43,553	709,952
Swire Properties Ltd. (Hong Kong)	849,848	2,277,827

		3,717,750

Road & Rail-5.53%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,783,500	1,282,031
BTS Group Holdings PCL, NVDR (Thailand)	5,746,807	1,653,944
BTS Group Holdings PCL, Wts., expiring 09/05/2022 (Thailand)(c)	314,107	13,537
BTS Group Holdings PCL, Wts., expiring 11/07/2024 (Thailand)(c)	628,214	20,742
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(c)	1,256,428	33,907
Central Japan Railway Co. (Japan)	104,826	15,536,588
MTR Corp. Ltd. (Hong Kong)	1,123,034	6,121,138

		24,661,887

Semiconductors & Semiconductor Equipment-13.78%
Duk San Neolux Co. Ltd. (South Korea)(c)	7,849	363,383
Enphase Energy, Inc.(c)	93,639	21,689,601
First Solar, Inc.(c)	69,499	8,311,385
GCL System Integration Technology Co. Ltd., A Shares (China)(c)	255,200	160,714
JA Solar Technology Co. Ltd., A Shares (China)	69,500	991,026
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	27,228	1,628,779
LONGi Green Energy Technology Co. Ltd., A Shares (China)	235,980	3,602,407
Motech Industries, Inc. (Taiwan)	245,000	282,809
SMA Solar Technology AG (Germany)	7,562	399,577
SolarEdge Technologies, Inc.(c)	37,754	13,390,589
SunPower Corp.(b)(c)	62,657	2,109,035
TSEC Corp. (Taiwan)(c)	276,000	330,503
United Renewable Energy Co. Ltd. (Taiwan)(c)	991,075	851,779
Xinyi Solar Holdings Ltd. (China)(b)	3,521,432	7,369,655

		61,481,242

Software-0.08%
CM.com N.V. (Netherlands)(c)(d)	8,362	333,370

Transportation Infrastructure-0.34%
Taiwan High Speed Rail Corp. (Taiwan)	1,431,000	1,494,886

Water Utilities-0.31%
Beijing Enterprises Water Group Ltd. (China)	3,277,068	1,251,167
China Everbright Water Ltd. (China)	623,379	147,928

		1,399,095

Total Common Stocks & Other Equity Interests (Cost $357,722,523)		441,242,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Exchange-Traded Funds-1.14%
iShares MSCI India ETF (Cost $4,466,713)	104,398	$5,098,798

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $362,189,236)		446,341,102

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.91%
Invesco Private Government Fund, 0.02%(e)(f)(g)	27,998,742	27,998,742

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(e)(f)(g)	65,304,275	$65,330,397

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,329,138)		93,329,139

TOTAL INVESTMENTS IN SECURITIES-120.94% (Cost $455,518,374)		539,670,241
OTHER ASSETS LESS LIABILITIES-(20.94)%		(93,452,699)

NET ASSETS-100.00%		$446,217,542

Investment Abbreviations:
ADR -American Depositary Receipt
ETF -Exchange-Traded Fund
NVDR -Non-Voting Depositary Receipt
REIT -Real Estate Investment Trust
Wts. -Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2021 was $8,217,818, which represented 1.84% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$66,284,761	$(66,284,761)	$-	$-	$-	$364

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	31,055,288	136,921,039	(139,977,585)	-	-	27,998,742	1,581	*

Invesco Private Prime Fund	46,582,932	207,434,310	(188,686,846)	1	-	65,330,397	23,457	*

Total	$77,638,220	$410,640,110	$(394,949,192)	$1	$-	$93,329,139	$25,402

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

China	20.43%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)

October 31, 2021

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Automobiles	18.54

Electrical Equipment	17.03

Equity REITs	14.63

Semiconductors & Semiconductor Equipment	13.78

Independent Power and Renewable Electricity Producers	7.73

Road & Rail	5.53

Building Products	4.51

Industry Types Each Less Than 3%	18.28

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Raymond James SB-1 Equity ETF (RYJ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.85%
DISH Network Corp., Class A(b)	18,488	$759,302
EchoStar Corp., Class A(b)	33,058	775,541
Meta Platforms, Inc., Class A(b)	2,373	767,832
Telephone & Data Systems, Inc.	41,560	778,834
United States Cellular Corp.(b)	25,583	782,072
WideOpenWest, Inc.(b)	39,458	751,675
ZipRecruiter, Inc., Class A(b)	28,737	798,314

		5,413,570

Consumer Discretionary-11.31%
Advance Auto Parts, Inc.	3,442	776,240
Arko Corp.(b)	83,547	801,216
Bloomin’ Brands, Inc.(b)	36,379	786,514
D.R. Horton, Inc.	9,093	811,732
Dave & Buster’s Entertainment, Inc.(b)(c)	21,985	816,303
Dollar General Corp.	3,705	820,731
Everi Holdings, Inc.(b)	33,440	802,560
KB Home	19,859	797,339
M.D.C. Holdings, Inc.	16,100	788,578
Mohawk Industries, Inc.(b)	4,228	749,244
Newell Brands, Inc.	34,892	798,678
Polaris, Inc.(c)	6,344	729,243
PulteGroup, Inc.	16,192	778,511
Rent-A-Center, Inc.	14,280	760,553
Ruth’s Hospitality Group, Inc.(b)	42,652	824,890
Target Corp.	3,166	821,957
Tempur Sealy International, Inc.	16,979	755,056
Texas Roadhouse, Inc.	9,164	813,855
Tractor Supply Co.	3,825	830,675
Xponential Fitness, Inc., Class A(c)	50,141	847,383

		15,911,258

Consumer Staples-1.80%
Darling Ingredients, Inc.(b)	10,587	894,813
Estee Lauder Cos., Inc. (The), Class A	2,553	828,014
Primo Water Corp.	51,215	814,319

		2,537,146

Energy-11.37%
Antero Resources Corp.(b)	41,432	823,254
APA Corp.	30,039	787,322
Black Stone Minerals L.P.	67,660	846,427
Brigham Minerals, Inc., Class A	36,351	842,616
Cheniere Energy, Inc.(b)	7,596	785,426
ConocoPhillips	10,876	810,153
DCP Midstream L.P.	24,628	765,931
Devon Energy Corp.	20,434	818,995
Diamondback Energy, Inc.	7,448	798,351
Energy Transfer L.P.	82,027	780,077
Enterprise Products Partners L.P.	33,250	754,110
Kimbell Royalty Partners L.P.	53,301	804,312
Marathon Oil Corp.	50,139	818,268
Marathon Petroleum Corp.	12,001	791,226
Northern Oil and Gas, Inc.(c)	33,509	776,068
Occidental Petroleum Corp.	24,733	829,298
Pioneer Natural Resources Co.	4,299	803,827
Targa Resources Corp.	14,565	796,269

	Shares	Value
Energy-(continued)
Valero Energy Corp.	9,893	$765,026
Williams Cos., Inc. (The)	28,445	799,020

		15,995,976

Financials-20.07%
Allstate Corp. (The)	6,399	791,364
Argo Group International Holdings Ltd.	14,902	821,100
AssetMark Financial Holdings, Inc.(b)	31,505	807,788
Axos Financial, Inc.(b)	15,307	811,271
Bancorp, Inc. (The)(b)	25,544	780,369
Banner Corp.	13,628	787,153
Barings BDC, Inc.	74,019	831,974
Cadence Bank	26,153	758,960
Chubb Ltd.	4,356	851,075
ConnectOne Bancorp, Inc.	25,039	844,565
Dime Community Bancshares, Inc.	23,440	836,339
Finance Of America Cos., Inc., Class A(c)	170,789	818,079
Hancock Whitney Corp.	15,817	782,625
Huntington Bancshares, Inc.	49,196	774,345
Intercontinental Exchange, Inc.	6,259	866,621
Ladder Capital Corp.	67,887	814,644
Lakeland Bancorp, Inc.	45,119	811,240
Level One Bancorp, Inc.	8,421	264,504
Merchants Bancorp	18,994	843,903
Meta Financial Group, Inc.	13,177	730,533
Nexpoint Real Estate Finance, Inc.	38,723	802,728
OceanFirst Financial Corp.	36,875	817,519
Old Republic International Corp.	32,685	844,254
Old Second Bancorp, Inc.	60,226	815,460
Open Lending Corp., Class A(b)	23,406	737,757
Origin Bancorp, Inc.	18,375	819,525
PacWest Bancorp	17,187	815,867
Redwood Trust, Inc.	57,987	786,304
Signature Bank	2,600	774,332
SmartFinancial, Inc.	19,474	506,129
TPG RE Finance Trust, Inc.	62,022	810,628
Triumph Bancorp, Inc.(b)	7,388	866,612
Veritex Holdings, Inc.	20,190	826,781
Willis Towers Watson PLC	3,286	796,132
Wintrust Financial Corp.	8,819	780,482
Zions Bancorporation N.A	12,564	791,406

		28,220,368

Health Care-13.55%
Acadia Healthcare Co., Inc.(b)	13,999	867,938
AngioDynamics, Inc.(b)	28,209	806,777
Antares Pharma, Inc.(b)	216,332	809,082
Apellis Pharmaceuticals, Inc.(b)(c)	25,351	779,290
Aveanna Healthcare Holdings, Inc.(b)	111,588	861,459
Blueprint Medicines Corp.(b)	8,035	903,857
Boston Scientific Corp.(b)	18,080	779,790
CareDx, Inc.(b)(c)	11,442	583,542
ChemoCentryx, Inc.(b)	23,172	806,617
Cigna Corp.	3,723	795,270
CVS Health Corp.	9,340	833,875
Cymabay Therapeutics, Inc.(b)(c)	202,306	788,993
Encompass Health Corp.	11,453	727,953
Exact Sciences Corp.(b)(c)	8,433	802,990
Health Catalyst, Inc.(b)(c)	15,716	827,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
HealthEquity, Inc.(b)	12,316	$815,073
Mirum Pharmaceuticals, Inc.(b)	51,508	817,947
NGM Biopharmaceuticals, Inc.(b)	42,143	778,381
Ocular Therapeutix, Inc.(b)(c)	74,907	497,383
PolyPid Ltd. (Israel)(b)(c)	22,042	156,719
REGENXBIO, Inc.(b)	23,159	820,755
Sol-Gel Technologies Ltd. (Israel)(b)(c)	13,294	116,455
Tarsus Pharmaceuticals, Inc.(b)(c)	20,994	582,794
uniQure N.V. (Netherlands)(b)(c)	28,727	875,312
UnitedHealth Group, Inc.	1,834	844,502
VBI Vaccines, Inc.(b)(c)	265,982	771,348

		19,051,392

Industrials-11.41%
Alaska Air Group, Inc.(b)	14,435	762,168
Allegiant Travel Co.(b)	4,337	760,146
Axon Enterprise, Inc.(b)	4,394	790,744
Bloom Energy Corp., Class A(b)(c)	38,030	1,188,818
Byrna Technologies, Inc.(c)	46,785	788,327
Casella Waste Systems, Inc., Class A(b)	9,908	859,222
Delta Air Lines, Inc.(b)	20,080	785,730
Federal Signal Corp.	19,338	827,860
Forward Air Corp.	9,032	908,258
FTC Solar, Inc.(b)(c)	103,740	989,680
PACCAR, Inc.	9,353	838,216
Roper Technologies, Inc.	1,674	816,694
SkyWest, Inc.(b)	17,014	732,113
Tecnoglass, Inc.(c)	29,891	863,252
Union Pacific Corp.	3,482	840,555
United Parcel Service, Inc., Class B	4,039	862,205
Wabash National Corp.	50,263	780,584
Waste Connections, Inc.	6,102	829,933
WESCO International, Inc.(b)	6,373	825,686

		16,050,191

Information Technology-14.56%
Alarm.com Holdings, Inc.(b)	9,975	840,493
Avnet, Inc.	21,321	812,543
Cognex Corp.	9,450	827,725
Envestnet, Inc.(b)	9,629	804,022
Fidelity National Information Services, Inc.	6,520	722,025
GDS Holdings Ltd., ADR (China)(b)(c)	12,941	768,695
GoDaddy, Inc., Class A(b)	11,669	807,145
HubSpot, Inc.(b)	1,015	822,383
I3 Verticals, Inc., Class A(b)	33,620	752,752
Itron, Inc.(b)	10,419	810,286
Jabil, Inc.	12,953	776,662
Microchip Technology, Inc.	10,673	790,763
Micron Technology, Inc.	11,819	816,693
MiX Telematics Ltd., ADR (South Africa)	16,072	201,382
nLight, Inc.(b)	28,788	809,519
NVIDIA Corp.	3,548	907,117
Okta, Inc.(b)	3,123	771,943
Ping Identity Holding Corp.(b)	29,218	827,746
Pure Storage, Inc., Class A(b)	30,893	829,786
QUALCOMM, Inc.	6,097	811,145

Investment Abbreviations:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

	Shares	Value
Information Technology-(continued)
RingCentral, Inc., Class A(b)	3,269	$796,917
salesforce.com, inc.(b)	2,777	832,239
SS&C Technologies Holdings, Inc.	10,903	866,461
Switch, Inc., Class A(c)	31,677	800,795
SYNNEX Corp.	7,690	807,450
ViaSat, Inc.(b)	14,341	856,014

		20,470,701

Materials-0.58%
Scotts Miracle-Gro Co. (The)	5,486	814,452

Real Estate-10.85%
Agree Realty Corp.	11,526	819,038
American Homes 4 Rent, Class A	20,502	832,381
CareTrust REIT, Inc.	37,820	784,765
Digital Realty Trust, Inc.	5,198	820,296
DigitalBridge Group, Inc.(b)(c)	122,730	822,291
EPR Properties	15,758	791,209
Equinix, Inc.	1,001	837,907
Gaming and Leisure Properties, Inc.	16,449	797,612
Invitation Homes, Inc.	20,130	830,362
Kite Realty Group Trust	38,302	777,531
National Retail Properties, Inc.	17,590	797,882
PotlatchDeltic Corp.	14,918	779,764
Prologis, Inc.	5,554	805,108
SBA Communications Corp., Class A	2,385	823,612
Uniti Group, Inc.	56,336	806,168
Ventas, Inc.	14,440	770,663
VICI Properties, Inc.(c)	26,934	790,513
Welltower, Inc.	9,757	784,463
Weyerhaeuser Co.	22,051	787,662

		15,259,227

Utilities-0.64%
Sunnova Energy International, Inc.(b)(c)	20,179	899,176

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $113,746,902)		140,623,457

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.54%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,025,103	4,025,103
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,388,151	9,391,906

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,417,009)		13,417,009

TOTAL INVESTMENTS IN SECURITIES-109.53% (Cost $127,163,911)		154,040,466
OTHER ASSETS LESS LIABILITIES-(9.53)%		(13,403,328)

NET ASSETS-100.00%		$140,637,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$382,543	$(382,543)	$-	$-	$-	$1

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,616,622	16,305,020	(15,896,539)	-	-	4,025,103	252	*

Invesco Private Prime Fund	5,424,933	36,901,592	(32,934,619)	-	-	9,391,906	3,729	*

Total	$9,041,555	$53,589,155	$(49,213,701)	$-	$-	$13,417,009	$3,982

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Financials	20.07

Information Technology	14.56

Health Care	13.55

Industrials	11.41

Energy	11.37

Consumer Discretionary	11.31

Real Estate	10.85

Communication Services	3.85

Sector Types Each Less Than 3%	3.02

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500 BuyWrite ETF (PBP)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-103.39%
Communication Services-11.19%
Activision Blizzard, Inc.	3,638	$284,456
Alphabet, Inc., Class A(b)	1,406	4,163,054
Alphabet, Inc., Class C(b)	1,318	3,908,410
AT&T, Inc.	33,421	844,214
Charter Communications, Inc., Class A(b)	594	400,885
Comcast Corp., Class A	21,439	1,102,608
Discovery, Inc., Class A(b)	802	18,799
Discovery, Inc., Class C(b)	1,411	31,832
DISH Network Corp., Class A(b)	1,164	47,805
Electronic Arts, Inc.	1,336	187,374
Fox Corp., Class A	1,515	60,206
Fox Corp., Class B	686	25,355
Interpublic Group of Cos., Inc. (The)	1,833	67,033
Live Nation Entertainment, Inc.(b)	618	62,511
Lumen Technologies, Inc.	4,658	55,244
Match Group, Inc.(b)	1,297	195,562
Meta Platforms, Inc., Class A(b)	11,160	3,611,041
Netflix, Inc.(b)	2,071	1,429,632
News Corp., Class A	1,833	41,976
News Corp., Class B	573	12,927
Omnicom Group, Inc.	1,002	68,216
Take-Two Interactive Software, Inc.(b)	544	98,464
T-Mobile US, Inc.(b)	2,743	315,527
Twitter, Inc.(b)	3,736	200,025
Verizon Communications, Inc.	19,379	1,026,893
ViacomCBS, Inc., Class B	2,836	102,720
Walt Disney Co. (The)(b)	8,507	1,438,278

		19,801,047

Consumer Discretionary-13.25%
Advance Auto Parts, Inc.	306	69,009
Amazon.com, Inc.(b)	2,037	6,869,640
Aptiv PLC(b)	1,264	218,533
AutoZone, Inc.(b)	100	178,484
Bath & Body Works, Inc.	1,241	85,741
Best Buy Co., Inc.	1,056	129,085
Booking Holdings, Inc.(b)	195	472,052
BorgWarner, Inc.	1,121	50,523
Caesars Entertainment, Inc.(b)	998	109,241
CarMax, Inc.(b)	764	104,607
Carnival Corp.(b)	3,739	82,856
Chipotle Mexican Grill, Inc.(b)	131	233,053
D.R. Horton, Inc.	1,527	136,315
Darden Restaurants, Inc.	611	88,070
Dollar General Corp.	1,108	245,444
Dollar Tree, Inc.(b)	1,087	117,135
Domino’s Pizza, Inc.	172	84,103
eBay, Inc.	3,040	233,229
Etsy, Inc.(b)	593	148,659
Expedia Group, Inc.(b)	678	111,470
Ford Motor Co.(b)	18,367	313,708
Gap, Inc. (The)	992	22,508
Garmin Ltd.	710	101,956
General Motors Co.(b)	6,795	369,852
Genuine Parts Co.	668	87,581
Hanesbrands, Inc.	1,634	27,843
Hasbro, Inc.	611	58,509

	Shares	Value
Consumer Discretionary-(continued)
Hilton Worldwide Holdings, Inc.(b)	1,303	$187,567
Home Depot, Inc. (The)	4,975	1,849,407
Las Vegas Sands Corp.(b)	1,602	62,174
Leggett & Platt, Inc.	625	29,281
Lennar Corp., Class A	1,284	128,310
LKQ Corp.(b)	1,259	69,346
Lowe’s Cos., Inc.	3,310	773,944
Marriott International, Inc., Class A(b)	1,278	204,506
McDonald’s Corp.	3,493	857,706
MGM Resorts International	1,870	88,189
Mohawk Industries, Inc.(b)	261	46,252
Newell Brands, Inc.	1,755	40,172
NIKE, Inc., Class B	5,984	1,001,063
Norwegian Cruise Line Holdings Ltd.(b)	1,717	44,161
NVR, Inc.(b)	17	83,212
O’Reilly Automotive, Inc.(b)	324	201,632
Penn National Gaming, Inc.(b)	733	52,483
Pool Corp.	189	97,365
PulteGroup, Inc.	1,216	58,465
PVH Corp.(b)	336	36,735
Ralph Lauren Corp.	229	29,122
Ross Stores, Inc.	1,673	189,384
Royal Caribbean Cruises Ltd.(b)	1,050	88,652
Starbucks Corp.	5,521	585,612
Tapestry, Inc.	1,297	50,557
Target Corp.	2,314	600,761
Tesla, Inc.(b)	3,796	4,228,744
TJX Cos., Inc. (The)	5,649	369,953
Tractor Supply Co.	534	115,969
Ulta Beauty, Inc.(b)	255	93,677
Under Armour, Inc., Class A(b)	878	19,281
Under Armour, Inc., Class C(b)	955	18,030
VF Corp.	1,527	111,288
Whirlpool Corp.	294	61,984
Wynn Resorts Ltd.(b)	497	44,631
Yum! Brands, Inc.	1,385	173,042

		23,441,863

Consumer Staples-5.78%
Altria Group, Inc.	8,633	380,802
Archer-Daniels-Midland Co.	2,616	168,052
Brown-Forman Corp., Class B	855	58,046
Campbell Soup Co.	955	38,152
Church & Dwight Co., Inc.	1,144	99,940
Clorox Co. (The)	573	93,405
Coca-Cola Co. (The)	18,185	1,025,089
Colgate-Palmolive Co.	3,946	300,646
Conagra Brands, Inc.	2,249	72,418
Constellation Brands, Inc., Class A	789	171,063
Costco Wholesale Corp.	2,069	1,016,996
Estee Lauder Cos., Inc. (The), Class A	1,087	352,547
General Mills, Inc.	2,838	175,388
Hershey Co. (The)	679	119,063
Hormel Foods Corp.	1,319	55,820
JM Smucker Co. (The)	510	62,659
Kellogg Co.	1,197	73,376
Kimberly-Clark Corp.	1,574	203,817
Kraft Heinz Co. (The)	3,151	113,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kroger Co. (The)	3,180	$127,264
Lamb Weston Holdings, Inc.	687	38,781
McCormick & Co., Inc.	1,166	93,548
Molson Coors Beverage Co., Class B	878	38,711
Mondelez International, Inc., Class A	6,543	397,422
Monster Beverage Corp.(b)	1,755	149,175
PepsiCo, Inc.	6,467	1,045,067
Philip Morris International, Inc.	7,297	689,858
Procter & Gamble Co. (The)	11,361	1,624,509
Sysco Corp.	2,396	184,252
Tyson Foods, Inc., Class A	1,381	110,439
Walgreens Boots Alliance, Inc.	3,359	157,940
Walmart, Inc.	6,690	999,620

		10,236,954

Energy-2.95%
APA Corp.	1,755	45,999
Baker Hughes Co., Class A	3,878	97,260
Chevron Corp.	9,052	1,036,363
ConocoPhillips	6,269	466,978
Coterra Energy, Inc.	3,802	81,059
Devon Energy Corp.	2,947	118,116
Diamondback Energy, Inc.	803	86,074
EOG Resources, Inc.	2,735	252,878
Exxon Mobil Corp.	19,816	1,277,537
Halliburton Co.	4,169	104,183
Hess Corp.	1,289	106,433
Kinder Morgan, Inc.	9,122	152,793
Marathon Oil Corp.	3,664	59,796
Marathon Petroleum Corp.	2,989	197,065
Occidental Petroleum Corp.	4,152	139,217
ONEOK, Inc.	2,086	132,711
Phillips 66	2,049	153,224
Pioneer Natural Resources Co.	1,063	198,760
Schlumberger N.V.	6,546	211,174
Valero Energy Corp.	1,908	147,546
Williams Cos., Inc. (The)	5,689	159,804

		5,224,970

Financials-11.79%
Aflac, Inc.	2,886	154,892
Allstate Corp. (The)	1,385	171,283
American Express Co.	3,014	523,773
American International Group, Inc.	4,003	236,537
Ameriprise Financial, Inc.	530	160,129
Aon PLC, Class A	1,058	338,475
Arthur J. Gallagher & Co.	966	161,969
Assurant, Inc.	275	44,360
Bank of America Corp.	34,664	1,656,246
Bank of New York Mellon Corp. (The)	3,718	220,106
Berkshire Hathaway, Inc., Class B(b)	8,674	2,489,525
BlackRock, Inc.	668	630,231
Brown & Brown, Inc.	1,096	69,169
Capital One Financial Corp.	2,089	315,502
Cboe Global Markets, Inc.	501	66,102
Charles Schwab Corp. (The)	7,029	576,589
Chubb Ltd.	2,053	401,115
Cincinnati Financial Corp.	700	85,008
Citigroup, Inc.	9,487	656,121
Citizens Financial Group, Inc.	1,996	94,570
CME Group, Inc., Class A	1,680	370,524

	Shares	Value
Financials-(continued)
Comerica, Inc.	628	$53,436
Discover Financial Services	1,404	159,101
Everest Re Group Ltd.	188	49,162
Fifth Third Bancorp	3,232	140,689
First Republic Bank	823	178,040
Franklin Resources, Inc.	1,318	41,504
Globe Life, Inc.	438	38,991
Goldman Sachs Group, Inc. (The)	1,575	651,026
Hartford Financial Services Group, Inc. (The)	1,625	118,511
Huntington Bancshares, Inc.	6,910	108,763
Intercontinental Exchange, Inc.	2,635	364,842
Invesco Ltd.(c)	1,564	39,741
JPMorgan Chase & Co.	13,984	2,375,742
KeyCorp.	4,478	104,203
Lincoln National Corp.	825	59,524
Loews Corp.	955	53,547
M&T Bank Corp.	603	88,713
MarketAxess Holdings, Inc.	179	73,152
Marsh & McLennan Cos., Inc.	2,372	395,650
MetLife, Inc.	3,409	214,085
Moody’s Corp.	759	306,750
Morgan Stanley	6,833	702,296
MSCI, Inc.	385	255,979
Nasdaq, Inc.	546	114,589
Northern Trust Corp.	973	119,718
People’s United Financial, Inc.	1,985	34,023
PNC Financial Services Group, Inc. (The)	1,991	420,161
Principal Financial Group, Inc.	1,168	78,361
Progressive Corp. (The)	2,737	259,687
Prudential Financial, Inc.	1,811	199,301
Raymond James Financial, Inc.	866	85,379
Regions Financial Corp.	4,469	105,826
S&P Global, Inc.	1,126	533,904
State Street Corp.	1,709	168,422
SVB Financial Group(b)	274	196,568
Synchrony Financial	2,667	123,882
T. Rowe Price Group, Inc.	1,063	230,543
Travelers Cos., Inc. (The)	1,167	187,747
Truist Financial Corp.	6,249	396,624
U.S. Bancorp	6,314	381,176
W.R. Berkley Corp.	658	52,377
Wells Fargo & Co.	19,221	983,346
Willis Towers Watson PLC	605	146,579
Zions Bancorporation N.A.	764	48,124

		20,862,010

Health Care-13.46%
Abbott Laboratories	8,298	1,069,529
AbbVie, Inc.	8,271	948,436
ABIOMED, Inc.(b)	215	71,389
Agilent Technologies, Inc.	1,417	223,163
Align Technology, Inc.(b)	346	216,032
AmerisourceBergen Corp.	699	85,292
Amgen, Inc.	2,657	549,919
Anthem, Inc.	1,140	496,048
Baxter International, Inc.	2,339	184,687
Becton, Dickinson and Co.	1,345	322,249
Biogen, Inc.(b)	696	185,609
Bio-Rad Laboratories, Inc., Class A(b)	100	79,468
Bio-Techne Corp.	183	95,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Boston Scientific Corp.(b)	6,665	$287,461
Bristol-Myers Squibb Co.	10,403	607,535
Cardinal Health, Inc.	1,359	64,974
Catalent, Inc.(b)	803	110,702
Centene Corp.(b)	2,731	194,556
Cerner Corp.	1,385	102,892
Charles River Laboratories International, Inc.(b)	234	104,991
Cigna Corp.	1,591	339,854
Cooper Cos., Inc. (The)	228	95,058
CVS Health Corp.	6,176	551,393
Danaher Corp.	2,974	927,204
DaVita, Inc.(b)	315	32,521
DENTSPLY SIRONA, Inc.	1,031	58,984
DexCom, Inc.(b)	453	282,314
Edwards Lifesciences Corp.(b)	2,915	349,275
Eli Lilly and Co.	3,717	946,943
Gilead Sciences, Inc.	5,867	380,651
HCA Healthcare, Inc.	1,153	288,780
Henry Schein, Inc.(b)	650	49,628
Hologic, Inc.(b)	1,183	86,726
Humana, Inc.	602	278,822
IDEXX Laboratories, Inc.(b)	397	264,458
Illumina, Inc.(b)	685	284,316
Incyte Corp.(b)	878	58,808
Intuitive Surgical, Inc.(b)	1,670	603,087
IQVIA Holdings, Inc.(b)	897	234,494
Johnson & Johnson	12,324	2,007,333
Laboratory Corp. of America Holdings(b)	453	130,020
McKesson Corp.	725	150,713
Medtronic PLC	6,288	753,680
Merck & Co., Inc.	11,849	1,043,304
Mettler-Toledo International, Inc.(b)	108	159,935
Moderna, Inc.(b)	1,644	567,525
Organon & Co.	1,183	43,475
PerkinElmer, Inc.	523	92,513
Pfizer, Inc.	26,246	1,148,000
Quest Diagnostics, Inc.	572	83,958
Regeneron Pharmaceuticals, Inc.(b)	494	316,130
ResMed, Inc.	680	178,779
STERIS PLC	467	109,157
Stryker Corp.	1,568	417,198
Teleflex, Inc.	222	79,241
Thermo Fisher Scientific, Inc.	1,843	1,166,748
UnitedHealth Group, Inc.	4,412	2,031,594
Universal Health Services, Inc., Class B	357	44,304
Vertex Pharmaceuticals, Inc.(b)	1,216	224,875
Viatris, Inc.	5,661	75,574
Waters Corp.(b)	288	105,854
West Pharmaceutical Services, Inc.	348	149,598
Zimmer Biomet Holdings, Inc.	976	139,685
Zoetis, Inc.	2,218	479,532

		23,812,801

Industrials-8.30%
3M Co.	2,710	484,223
A.O. Smith Corp.	625	45,669
Alaska Air Group, Inc.(b)	586	30,941
Allegion PLC	420	53,886
American Airlines Group, Inc.(b)	3,016	57,907
AMETEK, Inc.	1,084	143,522

	Shares	Value
Industrials-(continued)
Boeing Co. (The)(b)	2,581	$534,344
C.H. Robinson Worldwide, Inc.	617	59,843
Carrier Global Corp.	4,064	212,263
Caterpillar, Inc.	2,564	523,082
Cintas Corp.	409	177,138
Copart, Inc.(b)	992	154,048
CSX Corp.	10,554	381,738
Cummins, Inc.	670	160,693
Deere & Co.	1,328	454,588
Delta Air Lines, Inc.(b)	2,996	117,233
Dover Corp.	672	113,622
Eaton Corp. PLC	1,864	307,113
Emerson Electric Co.	2,797	271,337
Equifax, Inc.	569	157,858
Expeditors International of Washington, Inc.	802	98,854
Fastenal Co.	2,691	153,602
FedEx Corp.	1,150	270,859
Fortive Corp.	1,679	127,117
Fortune Brands Home & Security, Inc.	650	65,910
Generac Holdings, Inc.(b)	296	147,574
General Dynamics Corp.	1,088	220,592
General Electric Co.	5,137	538,717
Honeywell International, Inc.	3,231	706,361
Howmet Aerospace, Inc.	1,794	53,264
Huntington Ingalls Industries, Inc.	192	38,924
IDEX Corp.	358	79,680
IHS Markit Ltd.	1,864	243,662
Illinois Tool Works, Inc.	1,342	305,801
Ingersoll Rand, Inc.(b)	1,896	101,913
J.B. Hunt Transport Services, Inc.	393	77,496
Jacobs Engineering Group, Inc.	611	85,797
Johnson Controls International PLC	3,332	244,469
Kansas City Southern	425	131,856
L3Harris Technologies, Inc.	943	217,399
Leidos Holdings, Inc.	666	66,587
Lockheed Martin Corp.	1,153	383,165
Masco Corp.	1,156	75,776
Nielsen Holdings PLC	1,680	34,020
Norfolk Southern Corp.	1,155	338,473
Northrop Grumman Corp.	703	251,126
Old Dominion Freight Line, Inc.	439	149,853
Otis Worldwide Corp.	2,000	160,620
PACCAR, Inc.	1,625	145,632
Parker-Hannifin Corp.	605	179,437
Pentair PLC	778	57,549
Quanta Services, Inc.	650	78,832
Raytheon Technologies Corp.	7,056	626,996
Republic Services, Inc.	982	132,177
Robert Half International, Inc.	522	59,023
Rockwell Automation, Inc.	541	172,795
Rollins, Inc.	1,060	37,344
Roper Technologies, Inc.	497	242,471
Snap-on, Inc.	251	51,011
Southwest Airlines Co.(b)	2,768	130,871
Stanley Black & Decker, Inc.	764	137,314
Textron, Inc.	1,050	77,542
Trane Technologies PLC	1,109	200,651
TransDigm Group, Inc.(b)	244	152,212
Union Pacific Corp.	3,050	736,270
United Airlines Holdings, Inc.(b)	1,516	69,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	3,409	$727,719
United Rentals, Inc.(b)	340	128,897
Verisk Analytics, Inc.	755	158,754
W.W. Grainger, Inc.	207	95,864
Wabtec Corp.	885	80,296
Waste Management, Inc.	1,814	290,657
Xylem, Inc.	839	109,565

		14,690,342

Information Technology-28.88%
Accenture PLC, Class A	2,968	1,064,889
Adobe, Inc.(b)	2,230	1,450,303
Advanced Micro Devices, Inc.(b)	5,680	682,906
Akamai Technologies, Inc.(b)	764	80,571
Amphenol Corp., Class A	2,799	214,879
Analog Devices, Inc.	2,518	436,848
ANSYS, Inc.(b)	408	154,869
Apple, Inc.	73,506	11,011,199
Applied Materials, Inc.	4,278	584,589
Arista Networks, Inc.(b)	261	106,929
Autodesk, Inc.(b)	1,030	327,138
Automatic Data Processing, Inc.	1,982	444,939
Broadcom, Inc.	1,920	1,020,806
Broadridge Financial Solutions, Inc.	542	96,698
Cadence Design Systems, Inc.(b)	1,297	224,524
CDW Corp.	645	120,389
Ceridian HCM Holding, Inc.(b)	633	79,283
Cisco Systems, Inc.	19,728	1,104,176
Citrix Systems, Inc.	582	55,133
Cognizant Technology Solutions Corp., Class A	2,458	191,945
Corning, Inc.	3,599	128,016
DXC Technology Co.(b)	1,183	38,530
Enphase Energy, Inc.(b)	631	146,158
F5 Networks, Inc.(b)	282	59,544
Fidelity National Information Services, Inc.	2,889	319,928
Fiserv, Inc.(b)	2,789	274,689
FleetCor Technologies, Inc.(b)	385	95,253
Fortinet, Inc.(b)	636	213,912
Gartner, Inc.(b)	390	129,445
Global Payments, Inc.	1,375	196,611
Hewlett Packard Enterprise Co.	6,115	89,585
HP, Inc.	5,623	170,546
Intel Corp.	18,992	930,608
International Business Machines Corp.	4,197	525,045
Intuit, Inc.	1,277	799,389
IPG Photonics Corp.(b)	169	26,873
Jack Henry & Associates, Inc.	350	58,268
Juniper Networks, Inc.	1,523	44,959
Keysight Technologies, Inc.(b)	862	155,177
KLA Corp.	714	266,151
Lam Research Corp.	665	374,774
Mastercard, Inc., Class A	4,075	1,367,244
Microchip Technology, Inc.	2,567	190,189
Micron Technology, Inc.	5,267	363,950
Microsoft Corp.	35,174	11,664,402
Monolithic Power Systems, Inc.	205	107,719
Motorola Solutions, Inc.	794	197,380
NetApp, Inc.	1,049	93,676
NortonLifeLock, Inc.	2,710	68,969
NVIDIA Corp.	11,664	2,982,135

	Shares	Value
Information Technology-(continued)
NXP Semiconductors N.V. (China)	1,243	$249,669
Oracle Corp.	7,711	739,793
Paychex, Inc.	1,499	184,797
Paycom Software, Inc.(b)	223	122,171
PayPal Holdings, Inc.(b)	5,500	1,279,245
PTC, Inc.(b)	497	63,293
Qorvo, Inc.(b)	518	87,143
QUALCOMM, Inc.	5,278	702,185
salesforce.com, inc.(b)	4,546	1,362,391
Seagate Technology Holdings PLC	978	87,110
ServiceNow, Inc.(b)	928	647,521
Skyworks Solutions, Inc.	774	129,359
Synopsys, Inc.(b)	713	237,557
TE Connectivity Ltd.	1,537	224,402
Teledyne Technologies, Inc.(b)	221	99,278
Teradyne, Inc.	774	106,998
Texas Instruments, Inc.	4,322	810,289
Trimble, Inc.(b)	1,183	103,359
Tyler Technologies, Inc.(b)	193	104,841
VeriSign, Inc.(b)	458	101,983
Visa, Inc., Class A	7,901	1,673,195
Western Digital Corp.(b)	1,433	74,932
Western Union Co. (The)	1,901	34,636
Xilinx, Inc.	1,157	208,260
Zebra Technologies Corp., Class A(b)	249	132,954

		51,099,499

Materials-2.58%
Air Products and Chemicals, Inc.	1,036	310,603
Albemarle Corp.	546	136,757
Amcor PLC	7,216	87,097
Avery Dennison Corp.	387	84,258
Ball Corp.	1,527	139,690
Celanese Corp.	518	83,662
CF Industries Holdings, Inc.	1,006	57,141
Corteva, Inc.	3,438	148,350
Dow, Inc.	3,489	195,279
DuPont de Nemours, Inc.	2,447	170,311
Eastman Chemical Co.	637	66,267
Ecolab, Inc.	1,164	258,664
FMC Corp.	603	54,879
Freeport-McMoRan, Inc.	6,874	259,287
International Flavors & Fragrances, Inc.	1,165	171,779
International Paper Co.	1,832	90,995
Linde PLC (United Kingdom)	2,419	772,145
LyondellBasell Industries N.V., Class A	1,239	115,004
Martin Marietta Materials, Inc.	293	115,102
Mosaic Co. (The)	1,618	67,260
Newmont Corp.	3,742	202,068
Nucor Corp.	1,375	153,519
Packaging Corp. of America	445	61,130
PPG Industries, Inc.	1,108	177,912
Sealed Air Corp.	700	41,524
Sherwin-Williams Co. (The)	1,131	358,086
Vulcan Materials Co.	622	118,255
WestRock Co.	1,252	60,221

		4,557,245

Real Estate-2.72%
Alexandria Real Estate Equities, Inc.	650	132,691
American Tower Corp.	2,132	601,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
AvalonBay Communities, Inc.	655	$155,025
Boston Properties, Inc.	668	75,912
CBRE Group, Inc., Class A(b)	1,569	163,301
Crown Castle International Corp.	2,022	364,567
Digital Realty Trust, Inc.	1,323	208,783
Duke Realty Corp.	1,770	99,545
Equinix, Inc.	420	351,569
Equity Residential	1,594	137,722
Essex Property Trust, Inc.	306	104,019
Extra Space Storage, Inc.	627	123,751
Federal Realty Investment Trust	329	39,595
Healthpeak Properties, Inc.	2,523	89,592
Host Hotels & Resorts, Inc.(b)	3,321	55,892
Iron Mountain, Inc.	1,355	61,842
Kimco Realty Corp.	2,874	64,952
Mid-America Apartment Communities, Inc.	541	110,478
Prologis, Inc.	3,461	501,707
Public Storage	713	236,844
Realty Income Corp.	2,606	186,147
Regency Centers Corp.	725	51,047
SBA Communications Corp., Class A	515	177,845
Simon Property Group, Inc.	1,540	225,733
UDR, Inc.	1,297	72,022
Ventas, Inc.	1,844	98,414
Vornado Realty Trust	744	31,717
Welltower, Inc.	1,980	159,192
Weyerhaeuser Co.	3,509	125,341

		4,806,405

Utilities-2.49%
AES Corp. (The)	3,119	78,380
Alliant Energy Corp.	1,171	66,243
Ameren Corp.	1,205	101,569
American Electric Power Co., Inc.	2,340	198,221
American Water Works Co., Inc.	849	147,879
Atmos Energy Corp.	611	56,285
CenterPoint Energy, Inc.	2,774	72,235

	Shares	Value
Utilities-(continued)
CMS Energy Corp.	1,356	$81,835
Consolidated Edison, Inc.	1,654	124,712
Dominion Energy, Inc.	3,783	287,243
DTE Energy Co.	907	102,808
Duke Energy Corp.	3,603	367,542
Edison International	1,777	111,827
Entergy Corp.	943	97,148
Evergy, Inc.	1,069	68,149
Eversource Energy	1,603	136,095
Exelon Corp	4,576	243,397
FirstEnergy Corp.	2,549	98,213
NextEra Energy, Inc.	9,183	783,585
NiSource, Inc.	1,833	45,220
NRG Energy, Inc.	1,145	45,674
Pinnacle West Capital Corp.	534	34,438
PPL Corp.	3,605	103,824
Public Service Enterprise Group, Inc.	2,367	151,015
Sempra Energy	1,494	190,679
Southern Co. (The)	4,959	309,045
WEC Energy Group, Inc.	1,477	133,019
Xcel Energy, Inc.	2,520	162,767

		4,399,047

Total Common Stocks & Other Equity Interests (Cost $104,078,819)		182,932,183

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $113,157)	113,157	113,157

TOTAL INVESTMENTS IN SECURITIES-103.45% (Cost $104,191,976)		183,045,340
OTHER ASSETS LESS LIABILITIES-(3.45)%		(6,106,560)

NET ASSETS-100.00%		$176,938,780

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Invesco Ltd.	$51,975	$1,122	$(10,555)	$(1,499)	$(1,302)	$39,741	$628

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	1,694,194	(1,581,037)	-	-	113,157	10

Total	$51,975	$1,695,316	$(1,591,592)	$(1,499)	$(1,302)	$152,898	$638

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2021

(Unaudited)

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Call	11/19/2021	397	$4,470	$177,459,000	$(6,119,755)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Information Technology	28.88

Health Care	13.46

Consumer Discretionary	13.25

Financials	11.79

Communication Services	11.19

Industrials	8.30

Consumer Staples	5.78

Sector Types Each Less Than 3%	10.74

Money Market Funds Plus Other Assets Less Liabilities	(3.39)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Quality ETF (SPHQ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.16%
Interpublic Group of Cos., Inc. (The)	142,563	$5,213,529

Consumer Discretionary-6.40%
Best Buy Co., Inc.	137,231	16,775,117
eBay, Inc.	255,679	19,615,693
Etsy, Inc.(b)(c)	64,830	16,252,233
Genuine Parts Co.	59,247	7,767,874
Lennar Corp., Class A	109,273	10,919,651
Newell Brands, Inc.	144,332	3,303,759
NVR, Inc.(b)	1,281	6,270,239
Pool Corp.	15,716	8,096,254
PulteGroup, Inc.	103,157	4,959,789
Ross Stores, Inc.	158,565	17,949,558
Target Corp.	209,802	54,468,795
TJX Cos., Inc. (The)	494,863	32,408,578
Ulta Beauty, Inc.(b)	22,638	8,316,296
Under Armour, Inc., Class A(b)(c)	75,908	1,666,940

		208,770,776

Consumer Staples-8.09%
Brown-Forman Corp., Class B	69,333	4,707,017
Campbell Soup Co.	79,832	3,189,289
Clorox Co. (The)	56,587	9,224,247
General Mills, Inc.	215,261	13,303,130
Hershey Co. (The)	55,911	9,803,994
Procter & Gamble Co. (The)	1,022,170	146,160,088
Walmart, Inc.	518,715	77,506,395

		263,894,160

Energy-0.56%
Baker Hughes Co., Class A	344,887	8,649,766
Devon Energy Corp.(c)	240,111	9,623,649

		18,273,415

Financials-24.49%
American Express Co.	321,108	55,802,148
Ameriprise Financial, Inc.	51,796	15,649,125
Assurant, Inc.	23,842	3,845,953
Bank of America Corp.	3,130,984	149,598,416
Capital One Financial Corp.	243,529	36,780,185
Citizens Financial Group, Inc.	170,310	8,069,288
Comerica, Inc.	77,695	6,611,068
Discover Financial Services	149,435	16,933,974
Huntington Bancshares, Inc.	537,275	8,456,709
JPMorgan Chase & Co.	939,206	159,561,707
M&T Bank Corp.	52,040	7,656,125
MarketAxess Holdings, Inc.	16,655	6,806,399
Moody’s Corp.	58,068	23,468,182
PNC Financial Services Group, Inc. (The)	183,490	38,721,895
Raymond James Financial, Inc.	66,684	6,574,376
Regions Financial Corp.	412,547	9,769,113
S&P Global, Inc.(c)	127,840	60,616,614
Synchrony Financial	226,050	10,500,022
T. Rowe Price Group, Inc.(c)	82,548	17,903,010
U.S. Bancorp	719,828	43,456,016
W.R. Berkley Corp.	56,678	4,511,569

	Shares	Value
Financials-(continued)
Wells Fargo & Co.	1,983,414	$101,471,460
Zions Bancorporation N.A.	90,927	5,727,492

		798,490,846

Health Care-11.80%
Abbott Laboratories	662,942	85,446,594
Biogen, Inc.(b)	35,544	9,478,874
Cardinal Health, Inc.	149,472	7,146,256
Cigna Corp.	138,091	29,497,618
Cooper Cos., Inc. (The)	19,422	8,097,420
Eli Lilly and Co.	250,439	63,801,840
Hologic, Inc.(b)	99,306	7,280,123
IDEXX Laboratories, Inc.(b)	39,859	26,551,674
Pfizer, Inc.	2,122,313	92,829,971
Vertex Pharmaceuticals, Inc.(b)	101,464	18,763,738
Zoetis, Inc.	165,938	35,875,796

		384,769,904

Industrials-9.19%
3M Co.(c)	224,222	40,063,987
A.O. Smith Corp.	60,211	4,399,618
Allegion PLC	35,983	4,616,619
Cintas Corp.	31,123	13,479,371
Cummins, Inc.	53,217	12,763,565
Fastenal Co.	224,411	12,809,380
Fortive Corp.	136,611	10,342,819
Generac Holdings, Inc.(b)	21,855	10,896,029
Howmet Aerospace, Inc.	148,611	4,412,260
Illinois Tool Works, Inc.(c)	114,152	26,011,816
Lockheed Martin Corp.	114,955	38,201,846
Northrop Grumman Corp.	56,294	20,109,343
Robert Half International, Inc.	51,638	5,838,709
Rollins, Inc.	85,567	3,014,525
Snap-on, Inc.	20,107	4,086,346
Trane Technologies PLC	113,808	20,591,281
United Parcel Service, Inc., Class B	317,932	67,868,944

		299,506,458

Information Technology-36.87%
Adobe, Inc.(b)	172,138	111,951,670
Apple, Inc.	1,203,765	180,323,997
Applied Materials, Inc.	355,336	48,556,664
Automatic Data Processing, Inc.	159,511	35,808,624
Cisco Systems, Inc.	1,731,818	96,929,854
Cognizant Technology Solutions Corp., Class A	191,927	14,987,579
FleetCor Technologies, Inc.(b)	30,648	7,582,622
Fortinet, Inc.(b)	80,004	26,908,545
Jack Henry & Associates, Inc.	25,832	4,300,511
KLA Corp.	67,272	25,076,311
Lam Research Corp.	56,849	32,038,391
Mastercard, Inc., Class A	364,372	122,254,094
Microsoft Corp.	603,470	200,122,721
Oracle Corp.	709,929	68,110,588
Paychex, Inc.	123,047	15,169,234
Qorvo, Inc.(b)	41,430	6,969,769
Texas Instruments, Inc.	406,128	76,140,877
Visa, Inc., Class A	609,384	129,049,250

		1,202,281,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Quality ETF (SPHQ)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Materials-2.11%
Celanese Corp.	46,480	$7,506,985
Dow, Inc.	268,409	15,022,852
Newmont Corp.	312,764	16,889,256
Sherwin-Williams Co. (The)	92,322	29,230,068

		68,649,161

Real Estate-0.31%
Weyerhaeuser Co.	282,367	10,086,149

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,709,799,161)		3,259,935,699

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.55%
Invesco Private Government Fund, 0.02%(d)(e)(f)	24,970,640	24,970,640

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	58,241,531	$58,264,828

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,235,467)		83,235,468

TOTAL INVESTMENTS IN SECURITIES-102.53% (Cost $2,793,034,628)		3,343,171,167
OTHER ASSETS LESS LIABILITIES-(2.53)%		(82,497,746)

NET ASSETS-100.00%		$3,260,673,421

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,406,928	$29,126,758	$(30,533,686)	$-	$-	$-	$265
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,617,056	112,407,540	(97,053,956)	-	-	24,970,640	784	*
Invesco Private Prime Fund	14,425,585	249,162,731	(205,323,489)	1	-	58,264,828	10,670	*

Total	$25,449,569	$390,697,029	$(332,911,131)	$1	$-	$83,235,468	$11,719

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Quality ETF (SPHQ)—(continued)

October 31, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Information Technology	36.87

Financials	24.49

Health Care	11.80

Industrials	9.19

Consumer Staples	8.09

Consumer Discretionary	6.40

Sector Types Each Less Than 3%	3.14

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P Spin-Off ETF (CSD)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-4.44%
Madison Square Garden Entertainment Corp.(b)(c)	12,125	$854,449
Vimeo, Inc.(b)	74,700	2,519,631

		3,374,080

Consumer Discretionary-20.29%
frontdoor, inc.(b)	41,264	1,538,322
Kontoor Brands, Inc.	23,032	1,220,696
Penn National Gaming, Inc.(b)(c)	79,918	5,722,129
Veoneer, Inc. (Sweden)(b)(c)	48,490	1,706,848
Victoria’s Secret & Co.(b)	36,139	1,823,935
Wyndham Hotels & Resorts, Inc.	40,459	3,417,572

		15,429,502

Energy-8.94%
ChampionX Corp.(b)	97,112	2,547,248
DT Midstream, Inc.	46,614	2,235,607
Equitrans Midstream Corp.	195,653	2,017,182

		6,800,037

Health Care-6.14%
Covetrus, Inc.(b)	49,669	1,002,817
Organon & Co.	99,892	3,671,031

		4,673,848

Industrials-31.86%
Arcosa, Inc.	23,292	1,204,895
Carrier Global Corp.	104,652	5,465,974
GXO Logistics, Inc.(b)	42,477	3,771,958
IAA, Inc.(b)	64,868	3,869,376
nVent Electric PLC	80,898	2,867,834
Otis Worldwide Corp.	66,438	5,335,636
Resideo Technologies, Inc.(b)	69,385	1,711,034

		24,226,707

Information Technology-8.70%
Concentrix Corp.	18,362	3,262,560
Vontier Corp.	99,232	3,357,019

		6,619,579

	Shares	Value
Materials-14.53%
Corteva, Inc.	131,089	$5,656,490
Dow, Inc.	96,321	5,391,086

		11,047,576

Real Estate-5.08%
Apartment Income REIT Corp.	65,884	3,532,041
CorePoint Lodging, Inc.(b)	19,132	329,836

		3,861,877

Total Common Stocks & Other Equity Interests (Cost $58,981,397)		76,033,206

Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $129,615)	129,615	129,615

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $59,111,012)		76,162,821

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.99%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,822,874	1,822,874
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,251,672	4,253,373

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,076,247)		6,076,247

TOTAL INVESTMENTS IN SECURITIES-108.14% (Cost $65,187,259)		82,239,068
OTHER ASSETS LESS LIABILITIES-(8.14)%		(6,190,285)

NET ASSETS-100.00%		$76,048,783

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P Spin-Off ETF (CSD)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$175,341	$3,111,769	$(3,157,495)	$-	$-	$129,615	$27

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	557,174	10,705,859	(9,440,159)	-	-	1,822,874	93	*

Invesco Private Prime Fund	835,762	20,005,976	(16,588,365)	-	-	4,253,373	1,271	*

Total	$1,568,277	$33,823,604	$(29,186,019)	$-	$-	$6,205,862	$1,391

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Industrials	31.86

Consumer Discretionary	20.29

Materials	14.53

Energy	8.94

Information Technology	8.70

Health Care	6.14

Real Estate	5.08

Communication Services	4.44

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Water Resources ETF (PHO)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Building Products-13.07%
A.O. Smith Corp.	1,125,817	$82,263,448
Advanced Drainage Systems, Inc.	717,205	80,900,724
Zurn Water Solutions Corp.(b)	2,797,517	101,493,917

		264,658,089

Chemicals-7.97%
Ecolab, Inc.	726,558	161,455,719

Commercial Services & Supplies-3.97%
Tetra Tech, Inc.(b)	457,653	80,391,326

Construction & Engineering-2.52%
Northwest Pipe Co.(c)	113,096	2,687,161
Valmont Industries, Inc.	202,501	48,389,639

		51,076,800

Electronic Equipment, Instruments & Components-4.16%
Badger Meter, Inc.	225,774	23,085,391
Itron, Inc.(b)(c)	787,871	61,272,728

		84,358,119

Health Care Equipment & Supplies-7.78%
Danaher Corp.	505,115	157,479,703

Industrial Conglomerates-8.16%
Roper Technologies, Inc.	338,810	165,295,235

Life Sciences Tools & Services-7.18%
Waters Corp.(c)	395,477	145,357,571

Machinery-26.39%
Energy Recovery, Inc.(b)(c)	779,943	15,848,442
Evoqua Water Technologies Corp.(b)(c)	1,572,956	65,796,750
Franklin Electric Co., Inc.	293,330	25,337,845
Gorman-Rupp Co. (The)	141,817	6,030,059
IDEX Corp.	365,487	81,346,442
Lindsay Corp.	103,902	15,135,404
Mueller Industries, Inc.	490,493	25,819,552
Mueller Water Products, Inc., Class A	1,607,810	26,384,162
Pentair PLC(b)	1,061,025	78,484,019
Toro Co. (The)(b)	744,669	71,093,549
Watts Water Technologies, Inc., Class A	235,199	44,692,514
Xylem, Inc.(b)	600,602	78,432,615

		534,401,353

Professional Services-0.29%
Stantec, Inc. (Canada)	105,391	5,828,122

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
Water Utilities-18.51%
American States Water Co.(b)	339,839	$30,870,975
American Water Works Co., Inc.	898,426	156,487,841
Artesian Resources Corp., Class A	65,691	2,642,092
California Water Service Group	391,192	23,815,769
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	3,445,474	21,637,577
Consolidated Water Co. Ltd. (Cayman Islands)(b)	245,161	2,723,739
Essential Utilities, Inc.	1,647,009	77,524,713
Global Water Resources, Inc.	59,126	1,118,664
Middlesex Water Co.	396,210	43,630,645
SJW Group	164,575	10,848,784
York Water Co. (The)	75,932	3,638,661

		374,939,460

Total Common Stocks & Other Equity Interests (Cost $1,477,697,632)		2,025,241,497

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,672,153)	1,672,153	1,672,153

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,479,369,785)		2,026,913,650

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.73%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,530,131	10,530,131
Invesco Private Prime Fund, 0.11%(d)(e)(f)	24,560,482	24,570,306

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,100,437)		35,100,437

TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $1,514,470,222)		2,062,014,087
OTHER ASSETS LESS LIABILITIES-(1.81)%		(36,675,767)

NET ASSETS-100.00%		$2,025,338,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Water Resources ETF (PHO)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,323,600	$12,303,170	$(11,954,617)	$-	$-	$1,672,153	$241

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	10,980,288	73,593,743	(74,043,900)	-	-	10,530,131	876	*

Invesco Private Prime Fund	16,470,432	143,233,435	(135,133,561)	-	-	24,570,306	12,905	*

Total	$28,774,320	$229,130,348	$(221,132,078)	$-	$-	$36,772,590	$14,022

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Machinery	26.39

Water Utilities	18.51

Building Products	13.07

Industrial Conglomerates	8.16

Chemicals	7.97

Health Care Equipment & Supplies	7.78

Life Sciences Tools & Services	7.18

Electronic Equipment, Instruments & Components	4.16

Commercial Services & Supplies	3.97

Industry Types Each Less Than 3%	2.81

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco WilderHill Clean Energy ETF (PBW)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Airlines-1.08%
Joby Aviation, Inc.(b)(c)	2,488,680	$21,601,742

Auto Components-3.91%
Gentherm, Inc.(b)	309,488	22,787,601
Kandi Technologies Group, Inc. (China)(b)(c)(d)	5,625,685	24,640,500
QuantumScape Corp.(b)(c)	1,065,057	30,822,750

		78,250,851

Automobiles-12.61%
Arcimoto, Inc.(b)(c)(d)	2,071,093	24,190,366
AYRO, Inc.(b)(c)(d)	2,452,072	7,233,612
Canoo, Inc.(b)(c)	3,674,170	29,466,843
ElectraMeccanica Vehicles Corp. (Canada)(b)(c)(d)	6,995,921	24,835,520
Fisker, Inc.(b)(c)	1,761,809	28,277,035
Lordstown Motors Corp., Class A(b)(c)	3,676,429	19,007,138
NIO, Inc., ADR (China)(b)	704,391	27,760,049
Tesla, Inc.(b)	33,426	37,236,564
Workhorse Group, Inc.(b)(c)	3,393,668	22,839,386
XPeng, Inc., ADR (China)(b)	680,546	31,733,860

		252,580,373

Chemicals-4.11%
Albemarle Corp.	112,629	28,210,186
Livent Corp.(b)(c)	1,025,142	28,929,507
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	460,876	25,297,484

		82,437,177

Commercial Services & Supplies-1.57%
Li-Cycle Holdings Corp. (Canada)(b)(c)	2,438,321	31,551,874

Construction & Engineering-6.91%
Ameresco, Inc., Class A(b)	382,349	31,402,323
Infrastructure and Energy Alternatives, Inc.(b)(c)(d)	2,060,428	22,808,938
MYR Group, Inc.(b)	245,346	25,062,094
Quanta Services, Inc.	207,732	25,193,737
ReneSola Ltd., ADR (China)(b)(c)(d)	3,823,458	33,990,542

		138,457,634

Electrical Equipment-26.71%
Advent Technologies Holdings, Inc.(b)(c)(d)	2,875,194	27,573,110
American Superconductor Corp.(b)(d)	1,730,136	31,799,900
Array Technologies, Inc.(b)	1,439,596	30,735,375
Ballard Power Systems, Inc. (Canada)(b)(c)	1,599,402	28,981,164
Beam Global(b)(c)(d)	951,434	29,970,171
Blink Charging Co.(b)(c)	804,891	25,595,534
Bloom Energy Corp., Class A(b)(c)	1,289,920	40,322,899
ChargePoint Holdings, Inc.(b)	1,184,309	29,347,177
Enovix Corp.(b)(c)	1,421,539	37,528,630
Eos Energy Enterprises, Inc.(b)(c)	1,832,841	19,336,473
FTC Solar, Inc.(b)	2,984,461	28,471,758
FuelCell Energy, Inc.(b)(c)	3,734,265	29,836,777
Plug Power, Inc.(b)(c)	923,862	35,356,199
Romeo Power, Inc.(c)	5,039,447	21,871,200
Shoals Technologies Group, Inc., Class A(b)	760,161	23,557,389
Stem, Inc.(b)	1,071,687	25,409,699

	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)	616,950	$35,585,676
Sunworks, Inc.(b)(c)(d)	1,432,788	8,697,023
TPI Composites, Inc.(b)	743,773	25,013,086

		534,989,240

Electronic Equipment, Instruments & Components-2.49%
Advanced Energy Industries, Inc.	283,824	26,060,719
Itron, Inc.(b)	306,884	23,866,369

		49,927,088

Independent Power and Renewable Electricity Producers-6.07%
Azure Power Global Ltd. (India)(b)	1,240,534	29,512,304
Ormat Technologies, Inc.(c)	386,257	27,937,969
ReNew Energy Global PLC, Class A (India)(b)	2,818,517	28,044,244
Sunnova Energy International, Inc.(b)	809,560	36,073,993

		121,568,510

Machinery-5.31%
ESCO Technologies, Inc.	323,555	27,359,811
GreenPower Motor Co., Inc. (Canada)(b)(d)	1,822,250	26,094,620
Lion Electric Co. (The) (Canada)(b)(c)	2,018,226	28,759,720
Woodward, Inc.	214,102	24,182,821

		106,396,972

Metals & Mining-6.51%
Lithium Americas Corp. (Canada)(b)(c)	1,140,471	33,096,468
MP Materials Corp.(b)	789,309	26,718,110
Piedmont Lithium, Inc.(b)	479,637	29,900,571
Standard Lithium Ltd. (Canada)(b)	3,571,998	40,613,617

		130,328,766

Oil, Gas & Consumable Fuels-3.27%
Gevo, Inc.(b)(c)	4,145,101	29,969,080
Renewable Energy Group, Inc.(b)	556,223	35,598,272

		65,567,352

Professional Services-1.24%
Willdan Group, Inc.(b)(d)	740,488	24,754,514

Semiconductors & Semiconductor Equipment-16.76%
Canadian Solar, Inc. (Canada)(b)(c)	738,912	30,701,794
Daqo New Energy Corp., ADR (China)(b)	427,609	33,263,704
Enphase Energy, Inc.(b)	157,180	36,407,603
First Solar, Inc.(b)	272,871	32,632,643
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	560,892	33,552,559
Maxeon Solar Technologies Ltd.(b)	1,375,140	30,981,904
SolarEdge Technologies, Inc.(b)	88,215	31,288,096
SPI Energy Co. Ltd. (Australia)(b)(c)(d)	1,588,473	7,831,172
SunPower Corp.(b)(c)	1,238,857	41,699,927
Universal Display Corp.	124,910	22,883,512
Wolfspeed, Inc.(b)	287,842	34,572,703

		335,815,617

Specialty Retail-1.38%
EVgo, Inc.(b)(c)	2,971,102	27,690,671

Total Common Stocks & Other Equity Interests (Cost $2,227,012,453)		2,001,918,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco WilderHill Clean Energy ETF (PBW)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,113,195)	2,113,195	$2,113,195

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,229,125,648)		2,004,031,576

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.55%
Invesco Private Government Fund, 0.02%(d)(e)(f)	135,507,496	135,507,496

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f) .	316,057,733	$316,184,159

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $451,691,653)		451,691,655

TOTAL INVESTMENTS IN SECURITIES-122.58% (Cost $2,680,817,301)		2,455,723,231
OTHER ASSETS LESS LIABILITIES-(22.58)%		(452,402,723)

NET ASSETS-100.00%		$2,003,320,508

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,137,874	$64,891,661	$(63,916,340)	$-	$-	$2,113,195	$271

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	286,190,190	330,716,750	(481,399,444)	-	-	135,507,496	12,188	*

Invesco Private Prime Fund	436,157,584	649,464,811	(769,438,234)	(2)	-	316,184,159	185,458	*

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco WilderHill Clean Energy ETF (PBW)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments in Other Affiliates:

Advent Technologies Holdings, Inc.	$29,359,271	$17,599,909	$(13,683,147)	$(3,759,718)	$(1,943,205)	$27,573,110	$-

Aemetis, Inc.**	28,235,973	3,991,653	(22,207,595)	6,458,982	(16,479,013)	-	-

American Superconductor Corp.	25,834,117	19,503,590	(15,250,035)	3,654,153	(1,941,925)	31,799,900	-

Arcimoto, Inc.	23,013,807	13,443,903	(14,070,798)	2,847,061	(1,043,607)	24,190,366	-

AYRO, Inc.	24,798,688	7,544,522	(18,400,720)	(2,725,628)	(3,983,250)	7,233,612	-

Beam Global	33,428,879	15,416,616	(16,449,844)	899,686	(3,325,166)	29,970,171	-

Broadwind, Inc.**	10,844,406	405,670	(5,468,422)	6,477,458	(12,259,112)	-	-

ElectraMeccanica Vehicles Corp.	28,518,659	14,646,426	(13,037,007)	(3,224,483)	(2,068,075)	24,835,520	-

Flux Power Holdings, Inc.**	10,954,842	4,122,697	(8,827,501)	8,017,670	(14,267,708)	-	-

GreenPower Motor Co., Inc.	30,664,650	17,347,736	(13,881,906)	(5,633,914)	(2,401,946)	26,094,620	-

Infrastructure and Energy Alternatives, Inc.**	33,000,242	14,300,117	(19,190,479)	(2,486,772)	(2,814,170)	22,808,938	-

Kandi Technologies Group, Inc.	35,546,964	14,076,827	(16,945,146)	(5,825,546)	(2,212,599)	24,640,500	-

ReneSola Ltd., ADR	36,231,902	20,161,284	(17,390,667)	(547,296)	(4,464,681)	33,990,542	-

SPI Energy Co. Ltd.	10,917,211	4,538,157	(4,717,023)	(2,251,049)	(656,124)	7,831,172	-

Sunworks, Inc.**	33,210,174	11,788,435	(19,435,655)	(2,495,127)	(14,370,804)	8,697,023	-

Willdan Group, Inc.	35,530,087	12,734,210	(19,685,906)	(4,313,591)	489,714	24,754,514	-

Total	$1,153,575,520	$1,236,694,974	$(1,553,395,869)	$(4,908,116)	$(83,741,671)	$748,224,838	$197,917

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of October 31, 2021, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	12.21%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco WilderHill Clean Energy ETF (PBW)—(continued)

October 31, 2021

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Electrical Equipment	26.71

Semiconductors & Semiconductor Equipment	16.76

Automobiles	12.61

Construction & Engineering	6.91

Metals & Mining	6.51

Independent Power and Renewable Electricity Producers	6.07

Machinery	5.31

Chemicals	4.11

Auto Components	3.91

Oil, Gas & Consumable Fuels	3.27

Industry Types Each Less Than 3%	7.76

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Assets:
Unaffiliated investments in securities, at value(a)	$682,217,796	$1,881,813,304	$261,444,743	$239,195,921
Affiliated investments in securities, at value	48,527,154	125,546,015	52,125,569	74,535,202
Other investments:
Unrealized appreciation on swap agreements – OTC	-	-	401,522	-
Cash	-	-	717	-
Receivable for:
Dividends	209,571	170,705	238,570	9,372
Securities lending	2,959	10,398	9,164	137,678
Investments sold	-	-	71	60
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	-	-	1,771,682
Foreign tax reclaims	-	-	668,790	-
Other assets	657	-	-	-

Total assets	730,958,137	2,007,540,422	314,889,146	315,649,915

Liabilities:
Other investments:
Open written options, at value	-	-	-	-
Due to custodian	-	-	-	-
Due to foreign custodian	-	-	360,492	-
Payable for:
Investments purchased	-	-	-	1,765,256
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	47,990,425	125,293,592	36,465,484	74,261,563
Fund shares repurchased	-	-	-	-
Expenses recaptured	-	-	-	-
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	292,952	795,642	112,465	75,146
Accrued trustees’ and officer’s fees	87,723	183,371	92,128	96,301
Accrued expenses	544,200	75,173	146,686	274,465
Other payables	-	-	-	60

Total liabilities	48,915,300	126,347,778	37,177,255	76,472,791

Net Assets	$682,042,837	$1,881,192,644	$277,711,891	$239,177,124

Net assets consist of:
Shares of beneficial interest	$607,471,502	$1,875,269,822	$300,643,515	$514,179,812
Distributable earnings (loss)	74,571,335	5,922,822	(22,931,624)	(275,002,688)

Net Assets	$682,042,837	$1,881,192,644	$277,711,891	$239,177,124

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,300,000	19,270,000	17,000,000	5,400,000
Net asset value	$73.34	$97.62	$16.34	$44.29

Market price	$73.23	$97.54	$16.40	$44.26

Unaffiliated investments in securities, at cost	$599,269,076	$1,643,983,692	$205,768,644	$278,788,101

Affiliated investments in securities, at cost	$48,527,154	$125,546,014	$52,125,568	$74,535,202

Foreign currencies (due to foreign custodian), at cost	$-	$-	$(363,047)	$-

Premium received on written options	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$47,104,569	$123,334,557	$35,282,379	$70,134,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco MSCI Sustainable Future ETF (ERTH)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$446,341,102	$140,623,457	$182,892,442	$3,259,935,699	$76,033,206	$2,025,241,497	$1,739,004,354
93,329,139	13,417,009	152,898	83,235,468	6,205,862	36,772,590	716,718,877
-	-	-	-	-	-	-
-	-	-	-	-	-	-

86,031	33,528	140,970	3,677,718	31,309	527,775	47
18,268	2,527	-	4,715	762	3,961	1,476,800
103,859	5,626,083	6,199,826	-	-	66	8,638,632
-	2,289,860	-	-	-	-	-
-	-	-	-	-	-	-
491,524	754	-	-	-	1,278	-
657	-	-	1,882	3,552	-	2,324

540,370,580	161,993,218	189,386,136	3,346,855,482	82,274,691	2,062,547,167	2,465,841,034

-	-	6,119,755	-	-	-	-
447,457	762,426	16,449	2,314,622	-	805	-
12,465	-	-	-	-	-	-
-	661,828	203,470	-	-	-	-
-	2,621,370	55,792	-	-	-	-
93,329,138	13,417,009	-	83,235,467	6,076,247	35,100,437	451,691,653
103,847	3,803,760	5,977,662	-	-	-	8,779,419
-	-	-	-	329	-	-
-	89,687	74,228	-	-	-	-
174,892	-	-	311,259	32,119	834,427	772,021
63,782	-	-	112,586	9,056	234,470	118,846
21,457	-	-	208,127	108,157	1,038,708	1,158,587
-	-	-	-	-	-	-

94,153,038	21,356,080	12,447,356	86,182,061	6,225,908	37,208,847	462,520,526

$446,217,542	$140,637,138	$176,938,780	$3,260,673,421	$76,048,783	$2,025,338,320	$2,003,320,508

$357,278,129	$171,883,221	$167,492,392	$2,640,887,382	$214,771,781	$1,622,518,104	$2,806,599,519
88,939,413	(31,246,083)	9,446,388	619,786,039	(138,722,998)	402,820,216	(803,279,011)

$446,217,542	$140,637,138	$176,938,780	$3,260,673,421	$76,048,783	$2,025,338,320	$2,003,320,508

6,200,000	2,222,822	7,400,000	63,330,000	1,170,000	34,960,000	22,528,273
$71.97	$63.27	$23.91	$51.49	$65.00	$57.93	$88.92

$72.01	$63.21	$23.88	$51.47	$64.98	$57.88	$88.85

$362,189,236	$113,746,902	$104,029,210	$2,709,799,161	$58,981,397	$1,477,697,632	$1,831,827,166

$93,329,138	$13,417,009	$162,766	$83,235,467	$6,205,862	$36,772,590	$848,990,135

$(12,454)	$-	$-	$-	$-	$-	$-

$-	$-	$2,461,885	$-	$-	$-	$-

$90,056,000	$13,051,774	$-	$82,583,761	$5,862,891	$34,163,725	$446,490,260

39

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Investment income:
Unaffiliated dividend income	$3,934,690	$4,273,821	$4,431,754	$205,857
Affiliated dividend income	119	93	1,698	52
Non-cash dividend income	-	-	2,657,103	-
Securities lending income	15,777	61,592	50,646	421,598
Foreign withholding tax	(14,754)	-	(119,487)	(6,788)

Total investment income	3,935,832	4,335,506	7,021,714	620,719

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	1,799,250	4,558,239	643,468	593,913
Sub-licensing fees	215,906	911,641	128,693	118,782
Accounting & administration fees	29,267	61,393	11,783	12,950
Custodian & transfer agent fees	2,941	5,442	8,151	45,001
Trustees’ and officer’s fees	10,238	18,948	8,252	8,764
Recapture (Note 3)	-	-	-	-
Tax expenses	-	-	-	-
Other expenses	65,321	72,260	33,413	31,373

Total expenses	2,122,923	5,627,923	833,760	810,783

Less: Waivers	(17)	(3)	(99)	(4)

Net expenses	2,122,906	5,627,920	833,661	810,779

Net investment income (loss)	1,812,926	(1,292,414)	6,188,053	(190,060)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,249,562)	(83,076,083)	2,719,303	(9,764,759)
Affiliated investment securities	-	-	-	-
Unaffiliated in-kind redemptions	50,770,194	259,392,997	16,320,721	6,900,504
Affiliated in-kind redemptions	-	-	-	-
Short Sales	-	-	-	-
Foreign currencies	-	-	1,642	-
Swap agreements	-	-	4,347,444	-
Written options	-	-	-	-

Net realized gain (loss)	47,520,632	176,316,914	23,389,110	(2,864,255)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(66,076,245)	11,013,964	(2,272,488)	(80,179,174)
Affiliated investment securities	-	-	1	(1)
Foreign currencies	-	-	(9,700)	-
Swap agreements	-	-	152,415	-
Written options	-	-	-	-

Change in net unrealized appreciation (depreciation)	(66,076,245)	11,013,964	(2,129,772)	(80,179,175)

Net realized and unrealized gain (loss)	(18,555,613)	187,330,878	21,259,338	(83,043,430)

Net increase (decrease) in net assets resulting from operations	$(16,742,687)	$186,038,464	$27,447,391	$(83,233,490)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco MSCI Sustainable Future ETF (ERTH)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$3,189,515	$1,041,405	$1,267,883	$23,844,408	$530,383	$7,401,657	$972,616
364	1	10	265	27	241	271
-	-	-	-	-	-	-
116,378	23,522	-	12,715	3,011	20,161	15,478,372
(117,939)	(2,045)	(221)	-	-	(4,036)	(135,592)

3,188,318	1,062,883	1,267,672	23,857,388	533,421	7,418,023	16,315,667

-	523,957	425,432	-	-	-	-
1,077,097	-	-	2,290,838	192,024	4,598,008	4,833,076
13,464	-	-	365,511	19,203	689,705	966,608
16,104	-	-	78,428	8,306	43,791	30,534
7,424	-	-	7,532	1,507	3,701	8,147
8,310	-	-	20,291	(603)	20,087	19,464
-	-	-	-	2,563	-	-
12,847	-	-	-	-	-	-
38,529	-	-	70,247	26,725	72,214	67,377

1,173,775	523,957	425,432	2,832,847	249,725	5,427,506	5,925,206

-	-	-	(537,875)	(2)	(8)	(8,687)

1,173,775	523,957	425,432	2,294,972	249,723	5,427,498	5,916,519

2,014,543	538,926	842,240	21,562,416	283,698	1,990,525	10,399,148

(4,345,936)	1,064,365	377,017	52,727,039	(1,324,406)	18,526,465	(58,922,215)
-	-	(2,509)	-	-	-	(83,741,671)
10,332,507	13,592,166	6,126,239	263,990,910	209,966	129,908,810	84,753,991
-	-	1,207	-	-	-	-
-	-	(4,601)	-	-	-	-
(7,260)	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	2,783,292	-	-	-	-

5,979,311	14,656,531	9,280,645	316,717,949	(1,114,440)	148,435,275	(57,909,895)

34,746,940	(9,661,684)	10,825,368	24,964,126	1,341,429	30,809,256	56,226,483
1	-	(1,499)	1	-	-	(4,908,116)
(12,061)	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	(3,935,115)	-	-	-	-

34,734,880	(9,661,684)	6,888,754	24,964,127	1,341,429	30,809,256	51,318,367

40,714,191	4,994,847	16,169,399	341,682,076	226,989	179,244,531	(6,591,528)

$42,728,734	$5,533,773	$17,011,639	$363,244,492	$510,687	$181,235,056	$3,807,620

41

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco DWA Momentum ETF (PDP)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

Operations:
Net investment income (loss)	$1,812,926	$4,901,284	$(1,292,414)	$(3,200,469)
Net realized gain (loss)	47,520,632	46,232,750	176,316,914	600,380,405
Change in net unrealized appreciation (depreciation)	(66,076,245)	179,147,318	11,013,964	11,364,728

Net increase (decrease) in net assets resulting from operations	(16,742,687)	230,281,352	186,038,464	608,544,664

Distributions to Shareholders from:
Distributable earnings	(1,917,937)	(4,974,374)	-	(513,422)

Shareholder Transactions:
Proceeds from shares sold	115,908,961	96,845,229	1,105,143,696	1,889,632,495
Value of shares repurchased	(158,600,530)	(287,278,268)	(1,199,026,488)	(1,999,394,937)

Net increase (decrease) in net assets resulting from share transactions	(42,691,569)	(190,433,039)	(93,882,792)	(109,762,442)

Net increase (decrease) in net assets	(61,352,193)	34,873,939	92,155,672	498,268,800

Net assets:
Beginning of period	743,395,030	708,521,091	1,789,036,972	1,290,768,172

End of period	$682,042,837	$743,395,030	$1,881,192,644	$1,789,036,972

Changes in Shares Outstanding:
Shares sold	1,520,000	1,410,000	12,220,000	24,410,000
Shares repurchased	(2,130,000)	(4,650,000)	(13,400,000)	(25,260,000)
Shares outstanding, beginning of period	9,910,000	13,150,000	20,450,000	21,300,000

Shares outstanding, end of period	9,300,000	9,910,000	19,270,000	20,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)		Invesco MSCI Sustainable Future ETF (ERTH)		Invesco Raymond James SB-1 Equity ETF (RYJ)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$6,188,053	$4,229,129	$(190,060)	$(461,867)	$2,014,543	$565,792	$538,926	$581,231
23,389,110	17,098,597	(2,864,255)	35,506,391	5,979,311	143,803,097	14,656,531	28,594,856
(2,129,772)	76,392,248	(80,179,175)	38,219,950	34,734,880	21,171,270	(9,661,684)	38,569,122

27,447,391	97,719,974	(83,233,490)	73,264,474	42,728,734	165,540,159	5,533,773	67,745,209

(15,843,015)	(7,353,679)	-	(416,183)	(62,073,656)	(1,027,732)	-	(349,993)

62,348,651	55,921,055	70,057,547	149,050,053	45,597,512	206,512,897	34,861,932	48,213,600
(30,593,718)	(53,468,279)	(21,941,591)	(109,053,471)	(66,842,188)	(108,276,729)	(40,988,293)	(75,982,774)

31,754,933	2,452,776	48,115,956	39,996,582	(21,244,676)	98,236,168	(6,126,361)	(27,769,174)

43,359,309	92,819,071	(35,117,534)	112,844,873	(40,589,598)	262,748,595	(592,588)	39,626,042

234,352,582	141,533,511	274,294,658	161,449,785	486,807,140	224,058,545	141,229,726	101,603,684

$277,711,891	$234,352,582	$239,177,124	$274,294,658	$446,217,542	$486,807,140	$140,637,138	$141,229,726

3,900,000	4,400,000	1,510,000	2,220,000	650,000	3,100,000	570,000	970,000
(1,900,000)	(4,600,000)	(430,000)	(1,900,000)	(950,000)	(1,850,000)	(670,000)	(1,620,000)
15,000,000	15,200,000	4,320,000	4,000,000	6,500,000	5,250,000	2,322,822	2,972,822

17,000,000	15,000,000	5,400,000	4,320,000	6,200,000	6,500,000	2,222,822	2,322,822

43

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

Operations:
Net investment income	$842,240	$2,060,239	$21,562,416	$35,964,127
Net realized gain (loss)	9,280,645	4,276,581	316,717,949	239,214,898
Change in net unrealized appreciation (depreciation)	6,888,754	34,491,286	24,964,127	442,404,302

Net increase in net assets resulting from operations	17,011,639	40,828,106	363,244,492	717,583,327

Distributions to Shareholders from:
Distributable earnings	(960,802)	(2,096,531)	(19,521,456)	(35,227,013)

Shareholder Transactions:
Proceeds from shares sold	4,580,303	5,023,505	1,300,157,781	1,566,882,564
Value of shares repurchased	(11,510,580)	(68,749,755)	(1,053,425,353)	(1,335,231,097)

Net increase (decrease) in net assets resulting from share transactions	(6,930,277)	(63,726,250)	246,732,428	231,651,467

Net increase (decrease) in net assets	9,120,560	(24,994,675)	590,455,464	914,007,781

Net assets:
Beginning of period	167,818,220	192,812,895	2,670,217,957	1,756,210,176

End of period	$176,938,780	$167,818,220	$3,260,673,421	$2,670,217,957

Changes in Shares Outstanding:
Shares sold	200,000	250,000	27,250,000	40,490,000
Shares repurchased	(500,000)	(3,600,000)	(22,310,000)	(34,350,000)
Shares outstanding, beginning of period	7,700,000	11,050,000	58,390,000	52,250,000

Shares outstanding, end of period	7,400,000	7,700,000	63,330,000	58,390,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$283,698	$443,581	$1,990,525	$4,714,395	$10,399,148	$10,162,137
(1,114,440)	(4,609,226)	148,435,275	139,703,627	(57,909,895)	702,026,622
1,341,429	45,720,361	30,809,256	363,934,247	51,318,367	(283,880,388)

510,687	41,554,716	181,235,056	508,352,269	3,807,620	428,308,371

-	(669,670)	(1,993,390)	(4,879,305)	(12,811,783)	(9,830,994)

644,755	12,625,886	472,300,190	393,235,944	797,332,672	3,043,741,601
(654,610)	(36,410,061)	(230,615,623)	(284,142,432)	(981,403,873)	(1,513,699,302)

(9,855)	(23,784,175)	241,684,567	109,093,512	(184,071,201)	1,530,042,299

500,832	17,100,871	420,926,233	612,566,476	(193,075,364)	1,948,519,676

75,547,951	58,447,080	1,604,412,087	991,845,611	2,196,395,872	247,876,196

$76,048,783	$75,547,951	$2,025,338,320	$1,604,412,087	$2,003,320,508	$2,196,395,872

10,000	280,000	8,440,000	8,560,000	9,430,000	33,950,000
(10,000)	(810,000)	(4,230,000)	(6,610,000)	(11,900,000)	(16,720,000)
1,170,000	1,700,000	30,750,000	28,800,000	24,998,273	7,768,273

1,170,000	1,170,000	34,960,000	30,750,000	22,528,273	24,998,273

45

Financial Highlights

Invesco Aerospace & Defense ETF (PPA)

	Six Months Ended

	October 31,

	2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$75.01		$53.88	$61.93	$55.62	$44.81	$36.43

Net investment income(a)	0.19		0.44	0.80	0.49	0.42	0.60
Net realized and unrealized gain (loss) on investments	(1.66)		21.13	(7.98)	6.30	10.79	8.43

Total from investment operations	(1.47)		21.57	(7.18)	6.79	11.21	9.03

Distributions to shareholders from:
Net investment income	(0.20)		(0.44)	(0.87)	(0.48)	(0.40)	(0.65)

Net asset value at end of period	$73.34		$75.01	$53.88	$61.93	$55.62	$44.81

Market price at end of period(b)	$73.23		$74.97	$53.98	$61.94	$55.66	$44.84

Net Asset Value Total Return(c)	(1.96)%		40.21%	(11.64)%	12.33%	25.13%	25.06%
Market Price Total Return(c)	(2.05)%		39.87%	(11.48)%	12.27%	25.14%	25.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$682,043		$743,395	$708,521	$938,246	$1,006,709	$569,149
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.61%	0.59%	0.59%	0.60%	0.61%
Expenses, prior to Waivers	0.59	%(d)	0.61%	0.59%	0.59%	0.60%	0.61%
Net investment income	0.50	%(d)	0.71%	1.22%	0.86%	0.80%	1.47%
Portfolio turnover rate(e)	15%		22%	18%	15%	7%	10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)

Invesco DWA Momentum ETF (PDP)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$87.48		$60.60	$58.78	$52.66	$45.86	$40.51

Net investment income (loss)(a)	(0.06)		(0.15)	0.19	0.11	0.13	0.28
Net realized and unrealized gain on investments	10.20		27.05	1.86	6.10	6.81	5.41

Total from investment operations	10.14		26.90	2.05	6.21	6.94	5.69

Distributions to shareholders from:
Net investment income	-		(0.02)	(0.23)	(0.09)	(0.13)	(0.34)
Return of capital	-		-	-	-	(0.01)	-

Total distributions	-		(0.02)	(0.23)	(0.09)	(0.14)	(0.34)

Net asset value at end of period	$97.62		$87.48	$60.60	$58.78	$52.66	$45.86

Market price at end of period(b)	$97.54		$87.44	$60.68	$58.79	$52.72	$45.87

Net Asset Value Total Return(c)	11.59%		44.41%	3.53%	11.81%	15.17%	14.12%
Market Price Total Return(c)	11.55%		44.15%	3.65%	11.70%	15.28%	14.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,881,193		$1,789,037	$1,290,768	$1,545,947	$1,521,909	$1,417,070
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.62%	0.62%	0.62%	0.63%	0.63%
Expenses, prior to Waivers	0.62	%(d)	0.62%	0.62%	0.62%	0.63%	0.63%
Net investment income (loss)	(0.14	)%(d)	(0.18)%	0.32%	0.20%	0.26%	0.65%
Portfolio turnover rate(e)	90%		124%	82%	82%	68%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)

Invesco Global Listed Private Equity ETF (PSP)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$15.62		$9.31	$12.10		$12.19	$12.25		$10.45

Net investment income(a)	0.38	(b)	0.30	0.52	(c)	0.32	0.40	(d)	0.41
Net realized and unrealized gain (loss) on investments	1.32		6.53	(2.36)		(0.03)	0.99		1.85

Total from investment operations	1.70		6.83	(1.84)		0.29	1.39		2.26

Distributions to shareholders from:
Net investment income	(0.98)		(0.52)	(0.95)		(0.38)	(1.40)		(0.46)
Return of capital	-		-	-		-	(0.05)		-

Total distributions	(0.98)		(0.52)	(0.95)		(0.38)	(1.45)		(0.46)

Net asset value at end of period	$16.34		$15.62	$9.31		$12.10	$12.19		$12.25

Market price at end of period(e)	$16.40		$15.60	$9.32		$12.13	$12.21		$12.29

Net Asset Value Total Return(f)	11.45%		75.17%	(15.82)%		2.28%	11.76%		22.21%
Market Price Total Return(f)	12.01%		74.76%	(15.92)%		2.36%	11.57%		23.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$277,712		$234,353	$141,534		$244,443	$245,052		$286,143
Ratio to average net assets of:
Expenses, after Waivers(g)	0.65	%(h)	0.68%	0.63%		0.64%	0.64%		0.66%
Expenses, prior to Waivers(g)	0.65	%(h)	0.69%	0.65%		0.66%	0.65%		0.67%
Net investment income	4.81	%(b)(h)	2.42%	4.47	%(c)	2.79%	3.16	%(d)	3.77%
Portfolio turnover rate(i)	34%		47%	50%		64%	44%		39%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 2.75%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.33 and 2.82%, respectively.

(d)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.30 and 2.37%, respectively.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)

Invesco Golden Dragon China ETF (PGJ)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$63.49		$40.36	$42.08		$45.58	$35.69	$30.51

Net investment income (loss)(a)	(0.04)		(0.12)	0.16		0.11	0.31	0.19
Net realized and unrealized gain (loss) on investments	(19.16)		23.36	(1.72)		(3.51)	10.50	5.54

Total from investment operations	(19.20)		23.24	(1.56)		(3.40)	10.81	5.73

Distributions to shareholders from:
Net investment income	-		(0.11)	(0.16)		(0.10)	(0.92)	(0.55)

Net asset value at end of period	$44.29		$63.49	$40.36		$42.08	$45.58	$35.69

Market price at end of period(b)	$44.26		$63.52	$40.32		$42.11	$45.58	$35.69

Net Asset Value Total Return(c)	(30.24)%		57.61%	(3.67)%		(7.46)%	30.46%	19.23%
Market Price Total Return(c)	(30.32)%		57.84%	(3.83)%		(7.39)%	30.46%	19.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$239,177		$274,295	$161,450		$216,730	$271,208	$153,460
Ratio to average net assets of:
Expenses, after Waivers	0.68	%(d)	0.69%	0.70	%(e)	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.68	%(d)	0.69%	0.71	%(e)	0.70%	0.70%	0.73%
Net investment income (loss)	(0.16	)%(d)	(0.20)%	0.40	%(e)	0.27%	0.70%	0.61%
Portfolio turnover rate(f)	25%		40%	30%		36%	25%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)

Invesco MSCI Sustainable Future ETF (ERTH)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$74.89		$42.68	$45.03	$42.12	$37.06	$30.41

Net investment income(a)	0.32		0.10	0.23	0.19	0.25	0.59	(b)
Net realized and unrealized gain (loss) on investments	(2.80	)(c)	32.29	(2.25)	2.95	5.18	6.41

Total from investment operations	(2.48)		32.39	(2.02)	3.14	5.43	7.00

Distributions to shareholders from:
Net investment income	(0.44)		(0.18)	(0.33)	(0.23)	(0.37)	(0.35)

Net asset value at end of period	$71.97		$74.89	$42.68	$45.03	$42.12	$37.06

Market price at end of period(d)	$72.01		$74.75	$42.74	$45.21	$42.26	$37.19

Net Asset Value Total Return(e)	10.86%		75.99%	(4.49)%	7.48%	14.74%	23.21%
Market Price Total Return(e)	11.06%		75.42%	(4.73)%	7.55%	14.72%	24.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$446,218		$486,807	$224,059	$180,121	$160,057	$92,639
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(f)	0.61%	0.65%	0.68%	0.67%	0.68%
Expenses, prior to Waivers	0.54	%(f)	0.61%	0.65%	0.68%	0.68%	0.73%
Net investment income	0.94	%(f)	0.16%	0.51%	0.47%	0.61%	1.81	%(b)
Portfolio turnover rate(g)	18%		140%	75%	21%	17%	24%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.39 and 1.20%, respectively.

(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights—(continued)

Invesco Raymond James SB-1 Equity ETF (RYJ)

	Six Months Ended October 31, 2021		Years Ended April 30,			Eight Months Ended April 30,		Years Ended August 31,

	(Unaudited)		2021		2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$60.80		$34.18		$45.30	$49.24		$39.34	$35.99	$34.24

Net investment income(a)	0.24		0.23		0.33	0.13		0.27	0.12	0.29
Net realized and unrealized gain (loss) on investments	2.23		26.53		(11.35)	(3.55)		9.63	3.82	1.76

Total from investment operations	2.47		26.76		(11.02)	(3.42)		9.90	3.94	2.05

Distributions to shareholders from:
Net investment income	-		(0.14)		(0.10)	(0.52)		-	(0.52)	(0.30)
Return of capital	-		-		-	-		-	(0.07)	-

Total distributions	-		(0.14)		(0.10)	(0.52)		-	(0.59)	(0.30)

Net asset value at end of period	$63.27		$60.80		$34.18	$45.30		$49.24	$39.34	$35.99

Market price at end of period	$63.21	(b)	$60.81	(b)	$34.22 (b)	$45.30	(b)	$49.19 (b)	$39.32	$36.01

Net Asset Value Total Return(c)	4.06%		78.39%		(24.40)%	(6.60)%		25.16%	11.00%	6.08%
Market Price Total Return(c)	3.95%		78.21%		(24.31)%	(6.51)%		25.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$140,637		$141,230		$101,604	$173,156		$200,560	$185,801	$180,784
Ratio to average net assets of:
Expenses, after Waivers	0.75	%(d)	0.75	%(e)	0.75%	0.75	%(d)(e)	0.71%	0.75%	0.75%
Expenses, prior to Waivers	0.75	%(d)	0.75	%(e)	0.75%	0.75	%(d)(e)	0.71%	0.75%	0.75%
Net investment income	0.77	%(d)	0.49%		0.78%	0.44	%(d)	0.60%	0.30%	0.87%
Portfolio turnover rate(f)	44%		110%		114%	65%		82%	90%	118%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights—(continued)

Invesco S&P 500 BuyWrite ETF (PBP)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$21.79		$17.45	$21.39	$21.29	$22.21	$20.33

Net investment income(a)	0.11		0.23	0.33	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments	2.14		4.35	(3.05)	0.32	1.16	2.10

Total from investment operations	2.25		4.58	(2.72)	0.64	1.44	2.39

Distributions to shareholders from:
Net investment income	(0.13)		(0.24)	(0.36)	(0.31)	(1.09)	(0.33)
Net realized gains	-		-	(0.86)	(0.23)	(1.27)	(0.18)

Total distributions	(0.13)		(0.24)	(1.22)	(0.54)	(2.36)	(0.51)

Net asset value at end of period	$23.91		$21.79	$17.45	$21.39	$21.29	$22.21

Market price at end of period(b)	$23.88		$21.76	$17.40	$21.39	$21.33	$22.23

Net Asset Value Total Return(c)	10.35%		26.40%	(13.62)%	3.16%	6.59%	11.86%
Market Price Total Return(c)	10.36%		26.59%	(13.85)%	2.97%	6.68%	12.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$176,939		$167,818	$192,813	$320,778	$302,296	$327,596
Ratio to average net assets of:
Expenses	0.49	%(d)	0.49%	0.49%	0.53%	0.75%	0.75%
Net investment income	0.97	%(d)	1.19%	1.56%	1.47%	1.25%	1.37%
Portfolio turnover rate(e)	14%		19%	19%	15%	16%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights—(continued)

Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$45.73		$33.61	$33.29	$29.53	$27.62	$24.70

Net investment income(a)	0.35		0.63	0.61	0.51	0.57	0.54
Net realized and unrealized gain on investments	5.73		12.11	0.35	3.75	1.89	2.84

Total from investment operations	6.08		12.74	0.96	4.26	2.46	3.38

Distributions to shareholders from:
Net investment income	(0.32)		(0.62)	(0.64)	(0.50)	(0.55)	(0.46)

Net asset value at end of period	$51.49		$45.73	$33.61	$33.29	$29.53	$27.62

Market price at end of period(b)	$51.47		$45.75	$33.62	$33.30	$29.55	$27.63

Net Asset Value Total Return(c)	13.33%		38.23%	3.03%	14.63%	8.94%	13.84%
Market Price Total Return(c)	13.24%		38.26%	3.03%	14.59%	8.98%	13.88%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,260,673		$2,670,218	$1,756,210	$1,469,785	$1,327,157	$1,222,223
Ratio to average net assets of:
Expenses, after Waivers	0.15	%(d)	0.15%	0.15%	0.19%	0.29%	0.29%
Expenses, prior to Waivers	0.19	%(d)	0.19%	0.21%	0.26%	0.37%	0.38%
Net investment income	1.41	%(d)	1.59%	1.79%	1.67%	1.95%	2.10%
Portfolio turnover rate(e)	39%		57%	56%	73%	60%	49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights—(continued)

Invesco S&P Spin-Off ETF (CSD)

	Six Months Ended October 31, 2021		Years Ended April 30,			Eight Months Ended April 30,		Years Ended August 31,

	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$64.57		$34.38	$52.43	$52.61	$49.42		$42.42	$40.90

Net investment income(a)	0.24		0.33	0.58	0.43	0.04		0.39	0.61
Net realized and unrealized gain (loss) on investments	0.19		30.41	(18.08)	(0.19)	3.46		7.31	1.91

Total from investment operations	0.43		30.74	(17.50)	0.24	3.50		7.70	2.52

Distributions to shareholders from:
Net investment income	-		(0.55)	(0.55)	(0.42)	(0.20)		(0.70)	(1.00)
Return of capital	-		-	-	-	(0.11)		-	-

Total distributions	-		(0.55)	(0.55)	(0.42)	(0.31)		(0.70)	(1.00)

Net asset value at end of period	$65.00		$64.57	$34.38	$52.43	$52.61		$49.42	$42.42

Market price at end of period	$64.98	(b)	$64.57 (b)	$34.41 (b)	$52.41 (b)	$52.55	(b)	$49.34	$42.42

Net Asset Value Total Return(c)	0.67%		89.69%	(33.72)%	0.71%	7.10%		18.39%	6.42%
Market Price Total Return(c)	0.63%		89.53%	(33.64)%	0.78%	7.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,049		$75,548	$58,447	$146,814	$202,534		$195,208	$216,319
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.62%	0.62%	0.64	%(d)	0.64%	0.65%
Expenses, prior to Waivers	0.65	%(d)	0.68%	0.62%	0.62%	0.65	%(d)	0.64%	0.71%
Net investment income	0.74	%(d)	0.68%	1.27%	0.84%	0.12	%(d)	0.86%	1.54%
Portfolio turnover rate(e)	39%		57%	55%	49%	24%		44%	116%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights—(continued)

Invesco Water Resources ETF (PHO)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$52.18		$34.44	$34.67	$30.09	$26.71	$22.99

Net investment income(a)	0.06		0.17	0.15	0.16	0.09	0.16
Net realized and unrealized gain (loss) on investments	5.75		17.74	(0.18)	4.55	3.39	3.68

Total from investment operations	5.81		17.91	(0.03)	4.71	3.48	3.84

Distributions to shareholders from:
Net investment income	(0.06)		(0.17)	(0.20)	(0.13)	(0.10)	(0.12)

Net asset value at end of period	$57.93		$52.18	$34.44	$34.67	$30.09	$26.71

Market price at end of period(b)	$57.88		$52.17	$34.49	$34.70	$30.09	$26.70

Net Asset Value Total Return(c)	11.14%		52.15%	(0.07)%	15.74%	13.07%	16.73%
Market Price Total Return(c)	11.07%		51.90%	(0.01)%	15.84%	13.11%	16.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,025,338		$1,604,412	$991,846	$941,269	$821,548	$797,147
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.60%	0.60%	0.60%	0.62%	0.62%
Expenses, prior to Waivers	0.59	%(d)	0.60%	0.60%	0.60%	0.62%	0.62%
Net investment income	0.22	%(d)	0.39%	0.42%	0.51%	0.31%	0.64%
Portfolio turnover rate(e)	15%		22%	26%	31%	23%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights—(continued)

Invesco WilderHill Clean Energy ETF (PBW)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017(a)
Per Share Operating Performance:
Net asset value at beginning of period	$87.86		$31.91	$28.30	$24.64	$20.85	$20.55

Net investment income(b)	0.45		0.61	0.49	0.39	0.31	0.30
Net realized and unrealized gain on investments	1.14	(c)	55.82	3.73	3.66	3.78	0.40

Total from investment operations	1.59		56.43	4.22	4.05	4.09	0.70

Distributions to shareholders from:
Net investment income	(0.53)		(0.48)	(0.61)	(0.39)	(0.30)	(0.40)

Net asset value at end of period	$88.92		$87.86	$31.91	$28.30	$24.64	$20.85

Market price at end of period(d)	$88.85		$87.72	$31.93	$28.31	$24.66	$20.85

Net Asset Value Total Return(e)	1.87%		176.87%	15.13%	16.76%	19.78%	3.60%
Market Price Total Return(e)	1.95%		176.26%	15.16%	16.70%	19.87%	3.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,003,321		$2,196,396	$247,876	$144,857	$116,263	$103,177
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(f)	0.61%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.61	%(f)	0.61%	0.70%	0.71%	0.77%	0.76%
Net investment income	1.08	%(f)	0.71%	1.57%	1.56%	1.30%	1.59%
Portfolio turnover rate(g)	26%		81%	40%	40%	43%	59%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Aerospace & Defense ETF (PPA)	“Aerospace & Defense ETF”

Invesco DWA Momentum ETF (PDP)	“DWA Momentum ETF”

Invesco Global Listed Private Equity ETF (PSP)	“Global Listed Private Equity ETF”

Invesco Golden Dragon China ETF (PGJ)	“Golden Dragon China ETF”

Invesco MSCI Sustainable Future ETF (ERTH)	“MSCI Sustainable Future ETF”

Invesco Raymond James SB-1 Equity ETF (RYJ)	“Raymond James SB-1 Equity ETF”

Invesco S&P 500 BuyWrite ETF (PBP)	“S&P 500 BuyWrite ETF”

Invesco S&P 500® Quality ETF (SPHQ)	“S&P 500® Quality ETF”

Invesco S&P Spin-Off ETF (CSD)	“S&P Spin-Off ETF”

Invesco Water Resources ETF (PHO)	“Water Resources ETF”

Invesco WilderHill Clean Energy ETF (PBW)	“WilderHill Clean Energy ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of DWA Momentum ETF, Golden Dragon China ETF and Water Resources ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Aerospace & Defense ETF	SPADE® Defense Index

DWA Momentum ETF	Dorsey Wright® Technical Leaders Index

Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index

Golden Dragon China ETF	NASDAQ Golden Dragon China Index

MSCI Sustainable Future ETF	MSCI Global Environment Select Index

Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity index

S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM

S&P 500® Quality ETF	S&P 500® Quality Index

S&P Spin-Off ETF	S&P U.S. Spin-Off Index

Water Resources ETF	NASDAQ OMX US Water IndexSM

WilderHill Clean Energy ETF	WilderHill Clean Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

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A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Raymond James SB-1 Equity ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Raymond James SB-1 Equity ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions,

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sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund (except for S&P 500 BuyWrite ETF) may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities

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lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, S&P 500® Quality ETF had affiliated securities lending transactions with Invesco and the fees paid to Invesco by the Fund were less than $100.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect

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to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to over-the-counter (“OTC”) derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

M.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

China Investment Risk. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater

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China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

From time to time, certain companies in which a Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U. S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

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Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Aerospace & Defense ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

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Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Thematic Investing Risk. MSCI Sustainable Future ETF relies on the index provider for its Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. The Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that the index provider evaluates environmental, social and governance (“ESG”) factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact the Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect complete exposure to any particular environmental theme.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.75% and 0.49%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2023. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2023. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2023. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, DWA Momentum ETF, Global Listed Private Equity ETF, Golden Dragon China ETF, MSCI Sustainable Future ETF, S&P Spin-Off ETF, Water Resources ETF and WilderHill Clean Energy ETF.

Additionally, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

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For the six months ended ended October 31, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense ETF	$17

DWA Momentum ETF	3

Global Listed Private Equity ETF	99

Golden Dragon China ETF	4

MSCI Sustainable Future ETF	-

Raymond James SB-1 Equity ETF	-

S&P 500 BuyWrite ETF	-

S&P 500® Quality ETF	537,875

S&P Spin-Off ETF	2

Water Resources ETF	8

WilderHill Clean Energy ETF	8,687

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2021 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/22	4/30/23	4/30/24	4/30/25

S&P 500® Quality ETF	$2,784,904	$309,287	$943,093	$994,660	$537,864

S&P Spin-Off ETF	17,273	-	-	17,273	-

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Aerospace & Defense ETF	SPADE Indexes

DWA Momentum ETF	Dorsey Wright & Associates, LLC

Global Listed Private Equity ETF	Red Rocks Capital, LLC

Golden Dragon China ETF	Nasdaq, Inc.

MSCI Sustainable Future ETF	MSCI, Inc.

Raymond James SB-1 Equity ETF	Raymond James Research Services, LLC

S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC

S&P 500® Quality ETF	S&P Dow Jones Indices LLC

S&P Spin-Off ETF	S&P Dow Jones Indices LLC

Water Resources ETF	Nasdaq, Inc.

WilderHill Clean Energy ETF	WilderHill

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Aerospace & Defense ETF	$5,050

DWA Momentum ETF	67,830

Golden Dragon China ETF	386

MSCI Sustainable Future ETF	13,053

Raymond James SB-1 Equity ETF	15,973

S&P 500 BuyWrite ETF	20

S&P 500® Quality ETF	7,804

S&P Spin-Off ETF	6,869

Water Resources ETF	837

WilderHill Clean Energy ETF	15,711

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended October 31, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains*

S&P 500 BuyWrite ETF	$–	$1,164	$173

S&P 500® Quality ETF	1,187,175	3,717,057	407,002

*	Net realized gains from securities sold to affiliates are included in net realized gain from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021, for each Fund (except for S&P 500 BuyWrite ETF). As of October 31, 2021, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in

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those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Aerospace & Defense ETF

Investments in Securities

Common Stocks & Other Equity Interests	$682,217,796	$-	$-	$682,217,796

Money Market Funds	536,729	47,990,425	-	48,527,154

Total Investments	$682,754,525	$47,990,425	$-	$730,744,950

DWA Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,881,813,304	$-	$-	$1,881,813,304

Money Market Funds	252,422	125,293,593	-	125,546,015

Total Investments	$1,882,065,726	$125,293,593	$-	$2,007,359,319

Global Listed Private Equity ETF

Investments in Securities

Common Stocks & Other Equity Interests	$251,222,729	$-	$-	$251,222,729

Closed-End Funds	10,222,014	-	-	10,222,014

Money Market Funds	15,660,084	36,465,485	-	52,125,569

Total Investments in Securities	277,104,827	36,465,485	-	313,570,312

Other Investments - Assets*

Swap Agreements	-	404,871	-	404,871

Other Investments - Liabilities*

Swap Agreements	-	(3,349)	-	(3,349)

Total Investments	$277,104,827	$36,867,007	$-	$313,971,834

Golden Dragon China ETF

Investments in Securities

Common Stocks & Other Equity Interests	$239,195,921	$-	$0	$239,195,921

Money Market Funds	273,639	74,261,563	-	74,535,202

Total Investments	$239,469,560	$74,261,563	$0	$313,731,123

MSCI Sustainable Future ETF

Investments in Securities

Common Stocks & Other Equity Interests	$440,676,266	$566,038	$-	$441,242,304

Exchange-Traded Funds	5,098,798	-	-	5,098,798

Money Market Funds	-	93,329,139	-	93,329,139

Total Investments	$445,775,064	$93,895,177	$-	$539,670,241

Raymond James SB-1 Equity ETF

Investments in Securities

Common Stocks & Other Equity Interests	$140,623,457	$-	$-	$140,623,457

Money Market Funds	-	13,417,009	-	13,417,009

Total Investments	$140,623,457	$13,417,009	$-	$154,040,466

S&P 500® Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,259,935,699	$-	$-	$3,259,935,699

Money Market Funds	-	83,235,468	-	83,235,468

Total Investments	$3,259,935,699	$83,235,468	$-	$3,343,171,167

S&P Spin-Off ETF

Investments in Securities

Common Stocks & Other Equity Interests	$76,033,206	$-	$-	$76,033,206

Money Market Funds	129,615	6,076,247	-	6,205,862

Total Investments	$76,162,821	$6,076,247	$-	$82,239,068

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	Level 1	Level 2	Level 3	Total

Water Resources ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,025,241,497	$-	$-	$2,025,241,497

Money Market Funds	1,672,153	35,100,437	-	36,772,590

Total Investments	$2,026,913,650	$35,100,437	$-	$2,062,014,087

WilderHill Clean Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,001,918,381	$-	$-	$2,001,918,381

Money Market Funds	2,113,195	451,691,655	-	453,804,850

Total Investments	$2,004,031,576	$451,691,655	$-	$2,455,723,231

*	Unrealized appreciation (depreciation).

NOTE 6–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2021:

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Derivative Assets	Equity Risk	Equity Risk

Unrealized appreciation on swap agreements-OTC	$404,871	$-

Total Derivative Assets subject to master netting agreements	$404,871	$-

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Derivative Liabilities	Equity Risk	Equity Risk

Unrealized depreciation on swap agreements-OTC	$(3,349)	$-

Options written, at value-Exchange-Traded	-	(6,119,755)

Total Derivative Liabilities	(3,349)	(6,119,755)

Derivatives not subject to master netting agreements	-	6,119,755

Total Derivative Liabilities subject to master netting agreements	$(3,349)	$-

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2021:

Global Listed Private Equity ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$404,871	$(3,349)	$401,522	$-	$-	$401,522

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Effect of Derivative Investments for the Six-Month Period Ended October 31, 2021

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
	Equity Risk

Realized Gain:

Options written	$-	$2,783,292

Swap agreements	4,347,444	-

Change in Net Unrealized Appreciation (Depreciation):

Options written	-	(3,935,115)

Swap agreements	152,415	-

Total	$4,499,859	$(1,151,823)

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Options written	$-	$172,775,286

Swap agreements	13,731,660	-

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Aerospace & Defense ETF	$18,499,572	$23,005,498	$41,505,070

DWA Momentum ETF	402,014,109	-	402,014,109

Global Listed Private Equity ETF	24,988,933	65,477,437	90,466,370

Golden Dragon China ETF	34,844,569	189,109,766	223,954,335

MSCI Sustainable Future ETF	-	-	-

Raymond James SB-1 Equity ETF	38,711,527	29,376,800	68,088,327

S&P 500 BuyWrite ETF	-	6,805,905	6,805,905

S&P 500® Quality ETF	127,172,054	103,873,770	231,045,824

S&P Spin-Off ETF	60,713,774	92,076,260	152,790,034

Water Resources ETF	159,825,458	126,040,212	285,865,670

WilderHill Clean Energy ETF	110,387,806	346,087,966	456,475,772

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

70

NOTE 8–Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Aerospace & Defense ETF	$110,569,867	$108,907,633

DWA Momentum ETF	1,748,798,621	1,757,680,192

Global Listed Private Equity ETF	81,145,144	88,829,466

Golden Dragon China ETF	60,712,188	60,734,793

MSCI Sustainable Future ETF	77,542,624	136,795,666

Raymond James SB-1 Equity ETF	62,113,918	60,837,433

S&P 500 BuyWrite ETF	26,952,479	24,243,950

S&P 500® Quality ETF	1,175,957,654	1,176,126,263

S&P Spin-Off ETF	30,237,113	29,954,399

Water Resources ETF	269,551,781	268,210,998

WilderHill Clean Energy ETF	515,269,034	519,866,068

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Aerospace & Defense ETF	$115,973,101	$160,704,399

DWA Momentum ETF	1,103,575,942	1,189,776,372

Global Listed Private Equity ETF	60,443,176	30,252,435

Golden Dragon China ETF	70,048,327	21,919,767

MSCI Sustainable Future ETF	40,153,074	62,142,380

Raymond James SB-1 Equity ETF	34,704,371	41,433,002

S&P 500 BuyWrite ETF	4,638,063	11,832,116

S&P 500® Quality ETF	1,294,604,528	1,043,704,323

S&P Spin-Off ETF	644,687	654,291

Water Resources ETF	472,078,428	231,656,409

WilderHill Clean Energy ETF	788,714,932	971,020,763

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Aerospace & Defense ETF	$94,476,203	$(25,758,526)	$68,717,677	$662,027,273

DWA Momentum ETF	254,907,081	(19,855,039)	235,052,042	1,772,307,277

Global Listed Private Equity ETF	60,881,969	(22,842,177)	38,039,792	275,932,042

Golden Dragon China ETF	25,869,463	(73,777,664)	(47,908,201)	361,639,324

MSCI Sustainable Future ETF	98,016,684	(15,261,305)	82,755,379	456,914,862

Raymond James SB-1 Equity ETF	30,243,965	(7,475,775)	22,768,190	131,272,276

S&P 500 BuyWrite ETF	82,869,298	(75,980,543)	6,888,755	170,036,830

S&P 500® Quality ETF	578,110,684	(48,422,636)	529,688,048	2,813,483,119

S&P Spin-Off ETF	19,077,550	(4,301,129)	14,776,421	67,462,647

Water Resources ETF	554,374,976	(14,027,836)	540,347,140	1,521,666,947

WilderHill Clean Energy ETF	211,295,345	(501,536,962)	(290,241,617)	2,745,964,848

71

NOTE 9–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

72

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco S&P 500 BuyWrite ETF and Invesco Raymond James SB-1 Equity ETF), you incur advisory fees and other Fund expenses. As a shareholder of Invesco S&P 500 BuyWrite ETF or Invesco Raymond James SB-1 Equity ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

In addition to the fees and expenses which the Invesco Global Listed Private Equity ETF bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolios invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Aerospace & Defense ETF (PPA)

Actual	$1,000.00	$980.40	0.59%	$2.95

Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01

Invesco DWA Momentum ETF (PDP)

Actual	1,000.00	1,115.90	0.62	3.31

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

73

Calculating your ongoing Fund expenses—(continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Global Listed Private Equity ETF (PSP)

Actual	$1,000.00	$1,114.50	0.65%	$3.46

Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

Invesco Golden Dragon China ETF (PGJ)

Actual	1,000.00	697.60	0.68	2.91

Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.68	3.47

Invesco MSCI Sustainable Future ETF (ERTH)

Actual	1,000.00	1,108.60	0.54	2.87

Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75

Invesco Raymond James SB-1 Equity ETF (RYJ)

Actual	1,000.00	1,040.60	0.75	3.86

Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82

Invesco S&P 500 BuyWrite ETF (PBP)

Actual	1,000.00	1,103.50	0.49	2.60

Hypothetical (5% return before expenses)	1,000.00	1,022.74	0.49	2.50

Invesco S&P 500® Quality ETF (SPHQ)

Actual	1,000.00	1,133.30	0.15	0.81

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

Invesco S&P Spin-Off ETF (CSD)

Actual	1,000.00	1,006.70	0.65	3.29

Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

Invesco Water Resources ETF (PHO)

Actual	1,000.00	1,111.40	0.59	3.14

Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01

Invesco WilderHill Clean Energy ETF (PBW)

Actual	1,000.00	1,018.70	0.61	3.10

Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

74

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-4	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2021
PWB	Invesco Dynamic Large Cap Growth ETF
PWV	Invesco Dynamic Large Cap Value ETF
EQWL	Invesco S&P 100 Equal Weight ETF

SPGP	Invesco S&P 500 GARP ETF

SPVM	Invesco S&P 500 Value with Momentum ETF

XMMO	Invesco S&P MidCap Momentum ETF

XMHQ	Invesco S&P MidCap Quality ETF

XMVM	Invesco S&P MidCap Value with Momentum ETF

XSMO	Invesco S&P SmallCap Momentum ETF

XSVM	Invesco S&P SmallCap Value with Momentum ETF

CZA	Invesco Zacks Mid-Cap ETF

CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Dynamic Large Cap Growth ETF (PWB)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-11.76%
Alphabet, Inc., Class A(b)	9,720	$28,780,142
Charter Communications, Inc., Class A(b)	14,804	9,991,072
Meta Platforms, Inc., Class A(b)	74,944	24,249,630
T-Mobile US, Inc.(b)	82,341	9,471,685
Walt Disney Co. (The)(b)	153,424	25,939,396

		98,431,925

Consumer Discretionary-10.49%
Booking Holdings, Inc.(b)	5,254	12,718,778
Starbucks Corp.	101,992	10,818,291
Tesla, Inc.(b)	38,622	43,024,908
TJX Cos., Inc. (The)	155,893	10,209,433
Yum! Brands, Inc.	87,879	10,979,602

		87,751,012

Consumer Staples-4.91%
Costco Wholesale Corp.	60,626	29,800,104
Estee Lauder Cos., Inc. (The), Class A	34,832	11,297,063

		41,097,167

Energy-1.60%
Schlumberger N.V.	415,837	13,414,902

Financials-7.91%
American Express Co.	72,787	12,648,925
Aon PLC, Class A	41,969	13,426,722
Charles Schwab Corp. (The)	158,235	12,980,017
Coinbase Global, Inc., Class A(b)(c)	45,248	14,453,116
MSCI, Inc.	19,070	12,679,262

		66,188,042

Health Care-18.25%
Abbott Laboratories	218,190	28,122,509
Agilent Technologies, Inc.	68,971	10,862,243
Align Technology, Inc.(b)	16,438	10,263,394
Danaher Corp.	85,436	26,636,382
IDEXX Laboratories, Inc.(b)	17,485	11,647,458
IQVIA Holdings, Inc.(b)	45,695	11,945,587
Mettler-Toledo International, Inc.(b)	7,707	11,413,142
Moderna, Inc.(b)	29,718	10,258,951
Thermo Fisher Scientific, Inc.	49,920	31,602,854

		152,752,520

Industrials-6.62%
Carrier Global Corp.	207,323	10,828,480
Caterpillar, Inc.	55,208	11,262,984
Deere & Co.	31,898	10,919,004
Johnson Controls International PLC	157,243	11,536,919
Trane Technologies PLC	59,716	10,804,416

		55,351,803

Information Technology-36.93%
Adobe, Inc.(b)	41,753	27,154,481

	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	155,906	$11,968,904
Apple, Inc.	183,104	27,428,979
Applied Materials, Inc.	89,300	12,202,845
EPAM Systems, Inc.(b)	18,502	12,456,286
Fortinet, Inc.(b)	39,137	13,163,339
Intuit, Inc.	21,182	13,259,720
Mastercard, Inc., Class A	75,659	25,385,108
Micron Technology, Inc.	163,035	11,265,718
Microsoft Corp.	90,454	29,996,355
Motorola Solutions, Inc.	49,096	12,204,775
NVIDIA Corp.	125,693	32,135,929
NXP Semiconductors N.V. (China)	54,687	10,984,431
PayPal Holdings, Inc.(b)	97,939	22,779,632
QUALCOMM, Inc.	81,221	10,805,642
Square, Inc., Class A(b)	43,464	11,061,588
Visa, Inc., Class A	116,867	24,748,925

		309,002,657

Materials-1.50%
Freeport-McMoRan, Inc.	333,283	12,571,435

Total Common Stocks & Other Equity Interests (Cost $678,420,168)		836,561,463

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $295,890)	295,890	295,890

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $678,716,058)		836,857,353

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.71%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,786,413	1,786,413
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,166,630	4,168,297

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,954,710)		5,954,710

TOTAL INVESTMENTS IN SECURITIES-100.72% (Cost $684,670,768)		842,812,063
OTHER ASSETS LESS LIABILITIES-(0.72)%		(6,031,065)

NET ASSETS-100.00%		$836,780,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$155,781	$3,130,221	$(2,990,112)	$-	$-	$295,890	$41

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,428,858	60,472,241	(64,114,686)	-	-	1,786,413	354	*

Invesco Private Prime Fund	8,143,287	111,031,960	(115,006,950)	-	-	4,168,297	5,248	*

Total	$13,727,926	$174,634,422	$(182,111,748)	$-	$-	$6,250,600	$5,643

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Information Technology	36.93

Health Care	18.25

Communication Services	11.76

Consumer Discretionary	10.49

Financials	7.91

Industrials	6.62

Consumer Staples	4.91

Sector Types Each Less Than 3%	3.10

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Large Cap Value ETF (PWV)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.77%
Comcast Corp., Class A	419,073	$21,552,924

Consumer Discretionary-8.54%
Ford Motor Co.(b)	817,896	13,969,664
General Motors Co.(b)	215,152	11,710,724
Home Depot, Inc. (The)	76,749	28,530,673
Lowe’s Cos., Inc.	52,437	12,260,819

		66,471,880

Consumer Staples-13.70%
PepsiCo, Inc.	159,989	25,854,222
Philip Morris International, Inc.	105,980	10,019,349
Procter & Gamble Co. (The)	174,188	24,907,142
Sysco Corp.	135,948	10,454,401
Walgreens Boots Alliance, Inc.	220,626	10,373,835
Walmart, Inc.	167,523	25,031,287

		106,640,236

Energy-13.75%
Chevron Corp.	109,005	12,479,982
ConocoPhillips	193,006	14,377,017
EOG Resources, Inc.	156,234	14,445,396
Exxon Mobil Corp.	450,426	29,038,964
Kinder Morgan, Inc.	647,151	10,839,779
Marathon Petroleum Corp.	184,007	12,131,582
Pioneer Natural Resources Co.	73,080	13,664,498

		106,977,218

Financials-22.30%
Aflac, Inc.	188,061	10,093,234
Allstate Corp. (The)	77,877	9,631,049
Bank of America Corp.	601,175	28,724,141
Citigroup, Inc.	148,044	10,238,723
Goldman Sachs Group, Inc. (The)	26,104	10,790,088
JPMorgan Chase & Co.	158,177	26,872,691
MetLife, Inc.	172,882	10,856,990
Morgan Stanley	103,454	10,633,002
Prudential Financial, Inc.	101,070	11,122,753
T. Rowe Price Group, Inc.(c)	49,148	10,659,218
Travelers Cos., Inc. (The)	66,391	10,680,984
Truist Financial Corp.	188,061	11,936,232
U.S. Bancorp	187,732	11,333,381

		173,572,486

Health Care-18.09%
AbbVie, Inc.	208,448	23,902,732
Anthem, Inc.	28,309	12,318,095
CVS Health Corp.	127,250	11,360,880
HCA Healthcare, Inc.	42,750	10,707,165
Johnson & Johnson	142,239	23,167,888
Medtronic PLC	80,447	9,642,378
Pfizer, Inc.	515,505	22,548,189
UnitedHealth Group, Inc.	58,906	27,124,446

		140,771,773

	Shares	Value
Industrials-5.71%
3M Co.	54,764	$9,785,232
General Dynamics Corp.	53,613	10,870,036
Norfolk Southern Corp.	41,110	12,047,285
Republic Services, Inc.	87,103	11,724,064

		44,426,617

Information Technology-12.39%
Cisco Systems, Inc.	420,515	23,536,225
Dell Technologies, Inc., Class C(b)	105,865	11,644,091
Intel Corp.	463,505	22,711,745
Oracle Corp.	281,617	27,018,335
Paychex, Inc.	93,315	11,503,873

		96,414,269

Materials-2.68%
DuPont de Nemours, Inc.	142,675	9,930,180
Linde PLC (United Kingdom)	34,131	10,894,615

		20,824,795

Total Common Stocks & Other Equity Interests (Cost $690,815,898)		777,652,198

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $15,774)	15,774	15,774

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $690,831,672)		777,667,972

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.23%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,871,627	2,871,627
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,697,784	6,700,463

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,572,090)		9,572,090

TOTAL INVESTMENTS IN SECURITIES-101.16% (Cost $700,403,762)		787,240,062
OTHER ASSETS LESS LIABILITIES-(1.16)%		(9,039,350)

NET ASSETS-100.00%		$778,200,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Large Cap Value ETF (PWV)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$37,536	$14,646,894	$(14,668,656)	$-	$-	$15,774	$75

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	9,523,022	(6,651,395)	-	-	2,871,627	46	*

Invesco Private Prime Fund	-	22,218,308	(15,517,845)	-	-	6,700,463	589	*

Total	$37,536	$46,388,224	$(36,837,896)	$-	$-	$9,587,864	$710

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Financials	22.30

Health Care	18.09

Energy	13.75

Consumer Staples	13.70

Information Technology	12.39

Consumer Discretionary	8.54

Industrials	5.71

Sector Types Each Less Than 3%	5.45

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.27%
Alphabet, Inc., Class A(b)	197	$583,301
Alphabet, Inc., Class C(b)	186	551,566
AT&T, Inc.	39,741	1,003,858
Charter Communications, Inc., Class A(b)	1,372	925,949
Comcast Corp., Class A	18,215	936,797
Meta Platforms, Inc., Class A(b)	2,858	924,763
Netflix, Inc.(b)	1,809	1,248,771
T-Mobile US, Inc.(b)	8,262	950,378
Verizon Communications, Inc.	19,919	1,055,508
Walt Disney Co. (The)(b)	5,895	996,668

		9,177,559

Consumer Discretionary-11.94%
Amazon.com, Inc.(b)	312	1,052,198
Booking Holdings, Inc.(b)	473	1,145,029
Ford Motor Co.(b)	85,184	1,454,943
General Motors Co.(b)	21,823	1,187,826
Home Depot, Inc. (The)	3,261	1,212,244
Lowe’s Cos., Inc.	5,288	1,236,440
McDonald’s Corp.	4,535	1,113,569
NIKE, Inc., Class B	6,607	1,105,285
Starbucks Corp.	9,056	960,570
Target Corp.	4,437	1,151,934
Tesla, Inc.(b)	1,468	1,635,352

		13,255,390

Consumer Staples-10.56%
Altria Group, Inc.	21,351	941,793
Coca-Cola Co. (The)	19,423	1,094,875
Colgate-Palmolive Co.	14,019	1,068,108
Costco Wholesale Corp.	2,330	1,145,288
Kraft Heinz Co. (The)	29,730	1,067,010
Mondelez International, Inc., Class A	17,935	1,089,372
PepsiCo, Inc.	6,952	1,123,443
Philip Morris International, Inc.	10,434	986,430
Procter & Gamble Co. (The)	7,500	1,072,425
Walgreens Boots Alliance, Inc.	21,839	1,026,870
Walmart, Inc.	7,404	1,106,306

		11,721,920

Energy-3.62%
Chevron Corp.	11,242	1,287,097
ConocoPhillips	19,384	1,443,914
Exxon Mobil Corp.	20,016	1,290,431

		4,021,442

Financials-14.52%
American Express Co.	6,810	1,183,442
American International Group, Inc.	19,838	1,172,227
Bank of America Corp.	26,822	1,281,555
Bank of New York Mellon Corp. (The)	20,813	1,232,130
Berkshire Hathaway, Inc., Class B(b)	3,909	1,121,922
BlackRock, Inc.	1,179	1,112,339
Capital One Financial Corp.	6,948	1,049,357
Citigroup, Inc.	15,530	1,074,055
Goldman Sachs Group, Inc. (The)	2,677	1,106,538
JPMorgan Chase & Co.	6,865	1,166,295
MetLife, Inc.	17,778	1,116,458

	Shares	Value
Financials-(continued)
Morgan Stanley	10,427	$1,071,687
U.S. Bancorp	19,484	1,176,249
Wells Fargo & Co.	24,371	1,246,820

		16,111,074

Health Care-14.76%
Abbott Laboratories	8,395	1,082,031
AbbVie, Inc.	10,129	1,161,492
Amgen, Inc.	5,077	1,050,787
Biogen, Inc.(b)	3,620	965,382
Bristol-Myers Squibb Co.	17,114	999,458
CVS Health Corp.	12,896	1,151,355
Danaher Corp.	3,279	1,022,294
Eli Lilly and Co.	4,530	1,154,063
Gilead Sciences, Inc.	15,213	987,019
Johnson & Johnson	6,470	1,053,834
Medtronic PLC	8,234	986,927
Merck & Co., Inc.	14,702	1,294,511
Pfizer, Inc.	23,700	1,036,638
Thermo Fisher Scientific, Inc.	1,896	1,200,301
UnitedHealth Group, Inc.	2,686	1,236,822

		16,382,914

Industrials-11.84%
3M Co.	5,880	1,050,638
Boeing Co. (The)(b)	5,138	1,063,720
Caterpillar, Inc.	5,270	1,075,133
Emerson Electric Co.	10,795	1,047,223
FedEx Corp.	4,197	988,519
General Dynamics Corp.	5,366	1,087,957
General Electric Co.	10,588	1,110,364
Honeywell International, Inc.	4,860	1,062,493
Lockheed Martin Corp.	3,127	1,039,165
Raytheon Technologies Corp.	13,018	1,156,779
Union Pacific Corp.	5,220	1,260,108
United Parcel Service, Inc., Class B	5,614	1,198,421

		13,140,520

Information Technology-15.63%
Accenture PLC, Class A	3,162	1,134,494
Adobe, Inc.(b)	1,646	1,070,493
Apple, Inc.	7,255	1,086,799
Broadcom, Inc.	2,179	1,158,509
Cisco Systems, Inc.	18,660	1,044,400
Intel Corp.	20,064	983,136
International Business Machines Corp.	7,887	986,664
Mastercard, Inc., Class A	3,114	1,044,809
Microsoft Corp.	3,657	1,212,734
NVIDIA Corp.	4,805	1,228,494
Oracle Corp.	12,043	1,155,406
PayPal Holdings, Inc.(b)	3,802	884,307
QUALCOMM, Inc.	7,567	1,006,714
salesforce.com, Inc.(b)	4,206	1,260,496
Texas Instruments, Inc.	5,667	1,062,449
Visa, Inc., Class A	4,825	1,021,790

		17,341,694

Materials-2.87%
Dow, Inc.	17,876	1,000,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
DuPont de Nemours, Inc.	15,323	$1,066,481
Linde PLC (United Kingdom)	3,494	1,115,285

		3,182,285

Real Estate-2.05%
American Tower Corp.	3,677	1,036,804
Simon Property Group, Inc.	8,446	1,238,014

		2,274,818

Utilities-3.89%
Duke Energy Corp.	10,464	1,067,433
Exelon Corp.	21,644	1,151,244
NextEra Energy, Inc.	12,719	1,085,312
Southern Co. (The)	16,318	1,016,938

		4,320,927

Total Common Stocks & Other Equity Interests (Cost $87,948,034)		110,930,543

	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $34,771)	34,771	$34,771

TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $87,982,805)		110,965,314
OTHER ASSETS LESS LIABILITIES-0.02%		26,388

NET ASSETS-100.00%		$110,991,702

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$120,677	$1,404,731	$(1,490,637)	$-	$-	$34,771	$15

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	336,810	406,539	(743,349)	-	-	-	1	*

Invesco Private Prime Fund	505,216	839,674	(1,344,890)	-	-	-	22	*

Total	$962,703	$2,650,944	$(3,578,876)	$-	$-	$34,771	$38

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Information Technology	15.63

Health Care	14.76

Financials	14.52

Consumer Discretionary	11.94

Industrials	11.84

Consumer Staples	10.56

Communication Services	8.27

Utilities	3.89

Energy	3.62

Sector Types Each Less Than 3%	4.92

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-1.55%
Meta Platforms, Inc., Class A(b)	31,300	$10,127,741

Consumer Discretionary-13.18%
Best Buy Co., Inc.	61,099	7,468,742
D.R. Horton, Inc.	92,043	8,216,679
Dollar General Corp.	42,872	9,497,006
Etsy, Inc.(b)	66,738	16,730,549
Lennar Corp., Class A	80,785	8,072,845
Pool Corp.	18,283	9,418,670
PulteGroup, Inc.	156,362	7,517,885
Target Corp.	32,426	8,418,438
Tractor Supply Co.	49,471	10,743,617

		86,084,431

Consumer Staples-3.24%
Campbell Soup Co.	180,455	7,209,177
Kroger Co. (The)	166,192	6,651,004
Monster Beverage Corp.(b)	85,926	7,303,710

		21,163,891

Financials-18.34%
Allstate Corp. (The)	53,055	6,561,312
Aon PLC, Class A	26,096	8,348,632
Cboe Global Markets, Inc.	69,331	9,147,532
Cincinnati Financial Corp.	56,112	6,814,241
Everest Re Group Ltd.	29,761	7,782,502
Goldman Sachs Group, Inc. (The)	21,911	9,056,912
MarketAxess Holdings, Inc.	22,470	9,182,815
Moody’s Corp.	20,408	8,247,893
Morgan Stanley	84,235	8,657,673
Progressive Corp. (The)	99,827	9,471,586
Raymond James Financial, Inc.	74,127	7,308,181
S&P Global, Inc.	17,855	8,466,127
SVB Financial Group(b)	17,893	12,836,438
T. Rowe Price Group, Inc.	36,765	7,973,593

		119,855,437

Health Care-28.33%
Amgen, Inc.	35,717	7,392,347
Anthem, Inc.	18,983	8,260,073
Biogen, Inc.(b)	19,755	5,268,263
Bio-Rad Laboratories, Inc., Class A(b)	13,994	11,120,752
Centene Corp.(b)	99,472	7,086,385
Cigna Corp.	44,060	9,411,657
DaVita, Inc.(b)	77,231	7,973,328
Hologic, Inc.(b)	112,801	8,269,441
Humana, Inc.	20,094	9,306,737
IDEXX Laboratories, Inc.(b)	13,969	9,305,310
Laboratory Corp. of America Holdings(b)	28,907	8,296,887
Merck & Co., Inc.	100,430	8,842,862
PerkinElmer, Inc.	67,122	11,873,211
Quest Diagnostics, Inc.	54,695	8,028,132
Regeneron Pharmaceuticals, Inc.(b)	15,488	9,911,391
Thermo Fisher Scientific, Inc.	19,977	12,646,839
UnitedHealth Group, Inc.	16,743	7,709,649
Universal Health Services, Inc., Class B	39,482	4,899,716
Vertex Pharmaceuticals, Inc.(b)	58,257	10,773,467

	Shares	Value
Health Care-(continued)
Waters Corp.(b)	27,894	$10,252,440
Zoetis, Inc.	39,308	8,498,390

		185,127,277

Industrials-12.87%
Copart, Inc.(b)	66,743	10,364,520
Expeditors International of Washington, Inc.	68,149	8,400,046
Fastenal Co.	126,608	7,226,785
Fortune Brands Home & Security, Inc.	63,911	6,480,575
General Dynamics Corp.	32,987	6,688,114
Huntington Ingalls Industries, Inc.	34,389	6,971,682
J.B. Hunt Transport Services, Inc.	41,283	8,140,595
Leidos Holdings, Inc.(c)	65,455	6,544,191
Lockheed Martin Corp.	20,556	6,831,170
Northrop Grumman Corp.	20,633	7,370,520
United Rentals, Inc.(b)	23,846	9,040,257

		84,058,455

Information Technology-21.55%
Adobe, Inc.(b)	20,783	13,516,432
Apple, Inc.	60,002	8,988,300
Applied Materials, Inc.	52,151	7,126,434
CDW Corp.	43,459	8,111,622
Fortinet, Inc.(b)	55,169	18,555,541
Intel Corp.	137,379	6,731,571
KLA Corp.	28,575	10,651,617
Lam Research Corp.	11,865	6,686,758
Mastercard, Inc., Class A	18,964	6,362,801
Microsoft Corp.	32,579	10,803,848
NetApp, Inc.	94,459	8,435,189
Oracle Corp.	80,697	7,742,070
Paychex, Inc.	62,907	7,755,175
QUALCOMM, Inc.	59,113	7,864,394
Teradyne, Inc.(c)	83,163	11,496,453

		140,828,205

Utilities-0.97%
Sempra Energy	49,485	6,315,771

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $588,326,756)		653,561,208

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.54%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,057,186	1,057,186
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,465,782	2,466,768

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,523,954)		3,523,954

TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $591,850,710)		657,085,162
OTHER ASSETS LESS LIABILITIES-(0.57)%		(3,721,438)

NET ASSETS-100.00%		$653,363,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 GARP ETF (SPGP)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$175,539	$3,011,955	$(3,187,494)	$-	$-	$-	$36

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	47,059,374	(46,002,188)	-	-	1,057,186	317	*

Invesco Private Prime Fund	-	97,367,789	(94,901,021)	-	-	2,466,768	4,276	*

Total	$175,539	$147,439,118	$(144,090,703)	$-	$-	$3,523,954	$4,629

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Health Care	28.33

Information Technology	21.55

Financials	18.34

Consumer Discretionary	13.18

Industrials	12.87

Consumer Staples	3.24

Sector Types Each Less Than 3%	2.52

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 Value with Momentum ETF (SPVM)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-5.15%
Comcast Corp., Class A	4,729	$243,212
DISH Network Corp., Class A(b)	11,738	482,080
Interpublic Group of Cos., Inc. (The)	7,398	270,545
News Corp., Class A	10,060	230,374
T-Mobile US, Inc.(b)	1,616	185,888
ViacomCBS, Inc., Class B	13,567	491,397

		1,903,496

Consumer Discretionary-18.16%
Advance Auto Parts, Inc.	1,544	348,203
Bath & Body Works, Inc.	3,750	259,087
Best Buy Co., Inc.	4,037	493,483
BorgWarner, Inc.	8,057	363,129
CarMax, Inc.(b)	3,014	412,677
D.R. Horton, Inc.	4,466	398,680
Ford Motor Co.(b)	40,951	699,443
General Motors Co.(b)	9,844	535,809
Genuine Parts Co.	1,851	242,685
Lennar Corp., Class A	5,320	531,628
LKQ Corp.(b)	7,077	389,801
Mohawk Industries, Inc.(b)	1,929	341,838
Newell Brands, Inc.	12,025	275,252
NVR, Inc.(b)	50	244,740
PulteGroup, Inc.	7,893	379,495
Target Corp.	1,303	338,285
Whirlpool Corp.	2,179	459,399

		6,713,634

Consumer Staples-3.48%
Archer-Daniels-Midland Co.	8,913	572,571
Costco Wholesale Corp.	763	375,045
Kraft Heinz Co. (The)	9,416	337,940

		1,285,556

Energy-0.78%
ONEOK, Inc.	4,555	289,789

Financials-36.98%
American International Group, Inc.	6,413	378,944
Assurant, Inc.	2,824	455,539
Bank of America Corp.	8,348	398,867
Berkshire Hathaway, Inc., Class B(b)	1,563	448,597
Capital One Financial Corp.	2,879	434,815
Chubb Ltd.	2,739	535,146
Cincinnati Financial Corp.	3,651	443,377
Citizens Financial Group, Inc.	9,591	454,422
Comerica, Inc.	5,344	454,721
Discover Financial Services	2,221	251,684
Everest Re Group Ltd.	2,383	623,155
Fifth Third Bancorp	9,064	394,556
Goldman Sachs Group, Inc. (The)	1,183	488,993
Hartford Financial Services Group, Inc. (The)	7,891	575,491
Invesco Ltd.(c)	15,009	381,379
JPMorgan Chase & Co.	2,046	347,595
KeyCorp	18,239	424,422
Loews Corp.	7,828	438,916
MetLife, Inc.	8,197	514,772
Morgan Stanley	4,250	436,815
PNC Financial Services Group, Inc. (The)	2,059	434,511

	Shares	Value
Financials-(continued)
Principal Financial Group, Inc.	8,612	$577,779
Progressive Corp. (The)	4,329	410,736
Prudential Financial, Inc.	6,230	685,611
Raymond James Financial, Inc.	3,711	365,867
Regions Financial Corp.	17,631	417,502
Synchrony Financial	6,438	299,045
Travelers Cos., Inc. (The)	3,168	509,668
Truist Financial Corp.	6,356	403,415
U.S. Bancorp	5,268	318,029
W.R. Berkley Corp.	4,619	367,672

		13,672,041

Health Care-7.09%
Anthem, Inc.	1,111	483,429
Bio-Rad Laboratories, Inc., Class A(b)	663	526,873
Cooper Cos., Inc. (The)	792	330,201
DaVita, Inc.(b)	2,354	243,027
HCA Healthcare, Inc.	1,204	301,554
Laboratory Corp. of America Holdings(b)	1,516	435,122
UnitedHealth Group, Inc.	652	300,226

		2,620,432

Industrials-10.88%
C.H. Robinson Worldwide, Inc.	3,786	367,204
Carrier Global Corp.	5,179	270,499
Cummins, Inc.	1,018	244,157
FedEx Corp.	1,128	265,678
Fortune Brands Home & Security, Inc.	2,298	233,017
General Dynamics Corp.	1,711	346,905
Jacobs Engineering Group, Inc.	2,125	298,393
Johnson Controls International PLC	3,692	270,882
Nielsen Holdings PLC	12,055	244,114
PACCAR, Inc.	3,254	291,623
Quanta Services, Inc.	3,527	427,755
Snap-on, Inc.	962	195,507
Stanley Black & Decker, Inc.	1,257	225,921
Textron, Inc.	4,582	338,381

		4,020,036

Information Technology-4.15%
CDW Corp.	1,436	268,029
Corning, Inc.	5,505	195,813
Hewlett Packard Enterprise Co.	29,206	427,868
HP, Inc.	14,055	426,289
Micron Technology, Inc.	3,129	216,214

		1,534,213

Materials-9.91%
Amcor PLC	24,345	293,844
Celanese Corp.	1,814	292,979
Corteva, Inc.	7,988	344,682
Dow, Inc.	4,478	250,634
DuPont de Nemours, Inc.	4,106	285,778
Eastman Chemical Co.	2,096	218,047
International Paper Co.	5,168	256,695
LyondellBasell Industries N.V., Class A	2,948	273,633
Mosaic Co. (The)	13,492	560,862
Nucor Corp.	3,158	352,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Packaging Corp. of America	1,623	$222,952
WestRock Co.	6,475	311,447

		3,664,144

Real Estate-2.62%
CBRE Group, Inc., Class A(b)	3,202	333,264
Kimco Realty Corp.	17,376	392,698
Weyerhaeuser Co.	6,785	242,360

		968,322

Utilities-0.73%
DTE Energy Co.	2,384	270,226

Total Common Stocks & Other Equity Interests (Cost $31,984,139)		36,941,889

	Shares	Value
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $82,426)	82,426	$82,426

TOTAL INVESTMENTS IN SECURITIES-100.15% (Cost $32,066,565)		37,024,315
OTHER ASSETS LESS LIABILITIES-(0.15)%		(57,220)

NET ASSETS-100.00%		$36,967,095

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Invesco Ltd.	$-	$464,263	$(65,271)	$(13,114)	$(4,499)	$381,379	$2,587

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	105,738	593,713	(617,025)	-	-	82,426	12

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	348,840	(348,840)	-	-	-	-	*

Invesco Private Prime Fund	352,406	160,357	(512,763)	-	-	-	5	*

Total	$458,144	$1,567,173	$(1,543,899)	$(13,114)	$(4,499)	$463,805	$2,604

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)

October 31, 2021

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	36.98

Consumer Discretionary	18.16

Industrials	10.88

Materials	9.91

Health Care	7.09

Communication Services	5.15

Information Technology	4.15

Consumer Staples	3.48

Sector Types Each Less Than 3%	4.13

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap Momentum ETF (XMMO)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.57%
Ziff Davis, Inc.(b)	124,006	$15,906,250

Consumer Discretionary-23.54%
Adient PLC(b)	131,741	5,483,060
American Eagle Outfitters, Inc.(c)	456,546	10,838,402
AutoNation, Inc.(b)	89,167	10,799,907
Boyd Gaming Corp.(b)	146,335	9,333,246
Capri Holdings Ltd.(b)	433,672	23,088,697
Crocs, Inc.(b)	185,595	29,964,313
Deckers Outdoor Corp.(b)	38,588	15,254,222
Dick’s Sporting Goods, Inc.(c)	107,381	13,337,794
Five Below, Inc.(b)	64,682	12,761,759
GameStop Corp., Class A(b)(c)	185,103	33,968,252
Graham Holdings Co., Class B	5,331	3,123,166
Kohl’s Corp.(c)	229,939	11,158,940
Mattel, Inc.(b)(c)	540,549	11,789,374
RH(b)(c)	24,466	16,138,508
Scientific Games Corp.(b)	186,188	14,904,349
Six Flags Entertainment Corp.(b)	101,282	4,165,729
Tempur Sealy International, Inc.	292,711	13,016,858

		239,126,576

Consumer Staples-2.43%
Darling Ingredients, Inc.(b)(c)	292,063	24,685,165

Energy-1.79%
Targa Resources Corp.	331,814	18,140,271

Financials-19.70%
Affiliated Managers Group, Inc.	76,076	12,771,639
American Financial Group, Inc.	150,215	20,435,249
East West Bancorp, Inc.	192,380	15,290,362
Evercore, Inc., Class A	95,051	14,432,544
Hancock Whitney Corp.	129,335	6,399,496
Janus Henderson Group PLC	263,409	12,248,518
Jefferies Financial Group, Inc.	359,084	15,440,612
Navient Corp.	382,269	7,530,699
Old Republic International Corp.	349,131	9,018,054
PacWest Bancorp	147,545	7,003,961
Pinnacle Financial Partners, Inc.	127,215	12,285,153
Signature Bank	78,450	23,363,979
SLM Corp.	864,259	15,859,153
Stifel Financial Corp.	176,554	12,865,490
Synovus Financial Corp.	202,268	9,423,666
UMB Financial Corp.	57,992	5,730,769

		200,099,344

Health Care-3.79%
Acadia Healthcare Co., Inc.(b)	130,728	8,105,136
Envista Holdings Corp.(b)	262,182	10,251,316
Globus Medical, Inc., Class A(b)	98,036	7,565,438
Tenet Healthcare Corp.(b)	175,615	12,584,571

		38,506,461

Industrials-22.78%
AECOM(b)	196,643	13,444,482
AGCO Corp.	100,294	12,256,931
Avis Budget Group, Inc.(b)(c)	86,653	15,017,831
Axon Enterprise, Inc.(b)	92,502	16,646,660
Carlisle Cos., Inc.	78,165	17,424,542

	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	72,902	$8,856,864
Graco, Inc.	210,421	15,819,451
ITT, Inc.	114,122	10,735,457
KBR, Inc.(c)	172,142	7,305,706
Lincoln Electric Holdings, Inc.	76,151	10,843,902
ManpowerGroup, Inc.	68,960	6,664,984
MasTec, Inc.(b)(c)	122,036	10,877,069
Middleby Corp. (The)(b)	99,099	18,079,622
nVent Electric PLC	213,876	7,581,904
Ryder System, Inc.	96,610	8,207,019
Saia, Inc.(b)	35,297	11,035,254
Terex Corp.	117,859	5,280,083
Toro Co. (The)	166,660	15,911,030
Valmont Industries, Inc.	36,710	8,772,222
XPO Logistics, Inc.(b)	123,754	10,618,093

		231,379,106

Information Technology-4.22%
Arrow Electronics, Inc.(b)	99,494	11,516,431
Cerence, Inc.(b)(c)	49,240	5,176,601
CommVault Systems, Inc.(b)	55,118	3,389,757
NCR Corp.(b)	215,243	8,510,708
Synaptics, Inc.(b)(c)	39,206	7,628,311
SYNNEX Corp.	63,239	6,640,095

		42,861,903

Materials-11.58%
Avient Corp.	130,844	7,049,875
Cleveland-Cliffs, Inc.(b)(c)	1,352,886	32,618,082
Eagle Materials, Inc.	53,363	7,916,935
Olin Corp.	429,631	24,480,374
Sensient Technologies Corp.	58,887	5,629,597
Steel Dynamics, Inc.	369,077	24,388,608
United States Steel Corp.(c)	588,114	15,520,328

		117,603,799

Real Estate-8.55%
Brixmor Property Group, Inc.	366,172	8,583,072
Camden Property Trust	165,050	26,919,655
Jones Lang LaSalle, Inc.(b)(c)	84,062	21,707,330
Life Storage, Inc.	156,967	21,003,754
National Storage Affiliates Trust	138,035	8,621,666

		86,835,477

Total Common Stocks & Other Equity Interests (Cost $932,378,869)		1,015,144,352

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $675,499)	675,499	675,499

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $933,054,368)		1,015,819,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.01%
Invesco Private Government Fund, 0.02%(d)(e)(f)	30,670,319	$30,670,319
Invesco Private Prime Fund, 0.11%(d)(e)(f)	81,135,678	81,168,133

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,838,452)		111,838,452

TOTAL INVESTMENTS IN SECURITIES-111.02% (Cost $1,044,892,820)		1,127,658,303
OTHER ASSETS LESS LIABILITIES-(11.02)%		(111,971,780)

NET ASSETS-100.00%		$1,015,686,523

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$335,811	$12,432,734	$(12,093,046)	$-	$-	$675,499	$110

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	47,117,059	153,087,208	(169,533,948)	-	-	30,670,319	3,313	*

Invesco Private Prime Fund	70,675,590	301,079,314	(290,586,770)	(1)	-	81,168,133	48,855	*

Total	$118,128,460	$466,599,256	$(472,213,764)	$(1)	$-	$112,513,951	$52,278

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)

October 31, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Consumer Discretionary	23.54

Industrials	22.78

Financials	19.70

Materials	11.58

Real Estate	8.55

Information Technology	4.22

Health Care	3.79

Sector Types Each Less Than 3%	5.79

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Quality ETF (XMHQ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.07%
World Wrestling Entertainment, Inc., Class A(b)	22,649	$1,383,627
Yelp, Inc.(c)	44,586	1,722,357

		3,105,984

Consumer Discretionary-18.64%
AutoNation, Inc.(c)	29,633	3,589,149
Brunswick Corp.	43,931	4,089,537
Carter’s, Inc.	24,987	2,461,719
Deckers Outdoor Corp.(c)	19,358	7,652,411
Dick’s Sporting Goods, Inc.(b)	33,685	4,184,014
Foot Locker, Inc.	52,542	2,504,677
Gentex Corp.	128,440	4,545,492
Polaris, Inc.(b)	34,640	3,981,868
Tempur Sealy International, Inc.	91,722	4,078,877
Tri Pointe Homes, Inc.(c)	56,103	1,357,131
Williams-Sonoma, Inc.	49,605	9,213,137
YETI Holdings, Inc.(c)	65,390	6,429,799

		54,087,811

Consumer Staples-0.93%
Hain Celestial Group, Inc. (The)(c)	38,332	1,719,957
Nu Skin Enterprises, Inc., Class A	24,128	968,739

		2,688,696

Financials-31.91%
Associated Banc-Corp.	83,271	1,855,278
Bank OZK	54,804	2,448,095
Cadence Bank	46,312	1,343,974
Cathay General Bancorp	56,230	2,372,344
Commerce Bancshares, Inc.	55,393	3,905,760
Cullen/Frost Bankers, Inc.	41,077	5,319,471
East West Bancorp, Inc.	88,326	7,020,150
F.N.B. Corp.	172,197	2,006,095
Federated Hermes, Inc., Class B	44,785	1,491,788
Home BancShares, Inc.	89,889	2,135,763
International Bancshares Corp.	40,535	1,718,684
Janus Henderson Group PLC	93,587	4,351,795
Old Republic International Corp.	140,189	3,621,082
PacWest Bancorp	87,846	4,170,050
Pinnacle Financial Partners, Inc.	42,009	4,056,809
PROG Holdings, Inc.	49,903	2,018,576
Prosperity Bancshares, Inc.	55,203	4,157,338
SEI Investments Co.	57,224	3,607,401
Signature Bank	41,457	12,346,724
Sterling Bancorp	102,530	2,609,389
Stifel Financial Corp.	57,448	4,186,236
Synovus Financial Corp.	111,038	5,173,260
Umpqua Holdings Corp.	168,646	3,448,811
United Bankshares, Inc.	85,884	3,176,849
Washington Federal, Inc.	34,517	1,220,521
Webster Financial Corp.	51,083	2,858,605

		92,620,848

Health Care-11.04%
Chemed Corp.	9,562	4,611,274
Emergent BioSolutions, Inc.(c)	20,079	957,166
Hill-Rom Holdings, Inc.	30,392	4,707,721
LHC Group, Inc.(c)	16,261	2,188,568

	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(c)	12,301	$2,786,792
Molina Healthcare, Inc.(c)	48,034	14,204,614
Quidel Corp.(c)	19,488	2,587,422

		32,043,557

Industrials-12.87%
AGCO Corp.	30,824	3,767,001
EMCOR Group, Inc.	29,686	3,606,552
Graco, Inc.	78,265	5,883,963
Landstar System, Inc.	19,318	3,396,298
Lincoln Electric Holdings, Inc.	30,759	4,380,082
ManpowerGroup, Inc.	27,477	2,655,652
MasTec, Inc.(c)	26,021	2,319,252
Owens Corning	55,994	5,230,399
Watsco, Inc.	16,855	4,880,871
Werner Enterprises, Inc.	26,951	1,221,419

		37,341,489

Information Technology-16.28%
Arrow Electronics, Inc.(c)	33,956	3,930,407
CDK Global, Inc.	73,773	3,210,601
Cognex Corp.	97,088	8,503,938
CommVault Systems, Inc.(c)	29,946	1,841,679
Fair Isaac Corp.(c)	17,603	7,009,515
Manhattan Associates, Inc.(c)	45,832	8,320,341
Synaptics, Inc.(c)	16,014	3,115,844
SYNNEX Corp.	19,939	2,093,595
Universal Display Corp.	33,669	6,168,161
Vontier Corp.	90,016	3,045,241

		47,239,322

Materials-6.03%
Eagle Materials, Inc.	21,778	3,230,984
Louisiana-Pacific Corp.	78,119	4,603,553
NewMarket Corp.	3,324	1,130,193
Reliance Steel & Aluminum Co.	28,104	4,107,680
Scotts Miracle-Gro Co. (The)	22,317	3,313,182
Worthington Industries, Inc.	20,556	1,116,602

		17,502,194

Real Estate-1.15%
PotlatchDeltic Corp.	34,804	1,819,205
PS Business Parks, Inc.	8,614	1,530,708

		3,349,913

Total Common Stocks & Other Equity Interests (Cost $264,186,929)		289,979,814

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $274,538)	274,538	274,538

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $264,461,467)		290,254,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.39%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,954,223	$2,954,223
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,890,430	6,893,187

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,847,409)		9,847,410

TOTAL INVESTMENTS IN SECURITIES-103.41% (Cost $274,308,876)		300,101,762
OTHER ASSETS LESS LIABILITIES-(3.41)%		(9,902,366)

NET ASSETS-100.00%		$290,199,396

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$219,555	$6,778,429	$(6,723,446)	$-	$-	$274,538	$51

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,641,804	22,728,554	(22,416,135)	-	-	2,954,223	198	*

Invesco Private Prime Fund	4,359,623	47,682,413	(45,148,850)	1	-	6,893,187	2,828	*

Total	$7,220,982	$77,189,396	$(74,288,431)	$1	$-	$10,121,948	$3,077

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Financials	31.91

Consumer Discretionary	18.64

Information Technology	16.28

Industrials	12.87

Health Care	11.04

Materials	6.03

Sector Types Each Less Than 3%	3.15

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap Value with Momentum ETF (XMVM)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.45%
TEGNA, Inc.	134,625	$2,646,728

Consumer Discretionary-22.32%
Adient PLC(b)	50,994	2,122,370
AutoNation, Inc.(b)	37,974	4,599,411
Dana, Inc.	90,340	2,004,645
Dick’s Sporting Goods, Inc.(c)	22,370	2,778,578
Foot Locker, Inc.	44,501	2,121,363
Goodyear Tire & Rubber Co. (The)(b)	117,410	2,244,879
Graham Holdings Co., Class B	5,854	3,429,566
KB Home	60,115	2,413,617
Kohl’s Corp.(c)	59,139	2,870,016
Lear Corp.	11,667	2,004,974
Lithia Motors, Inc., Class A	7,942	2,535,245
Taylor Morrison Home Corp., Class A(b)	135,945	4,150,401
Toll Brothers, Inc.	38,660	2,326,172
Tri Pointe Homes, Inc.(b)	145,171	3,511,686
Urban Outfitters, Inc.(b)	53,633	1,712,502

		40,825,425

Consumer Staples-3.46%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	61,864	3,615,332
Casey’s General Stores, Inc.	7,700	1,474,858
Nu Skin Enterprises, Inc., Class A	30,963	1,243,165

		6,333,355

Energy-1.02%
Antero Midstream Corp.	175,676	1,869,193

Financials-31.87%
American Financial Group, Inc.	22,356	3,041,310
Bank OZK	51,455	2,298,495
CNO Financial Group, Inc.	161,526	3,899,238
Cullen/Frost Bankers, Inc.	13,334	1,726,753
East West Bancorp, Inc.	21,287	1,691,891
Essent Group Ltd.	43,915	2,107,920
First Horizon Corp.	133,516	2,265,767
Hancock Whitney Corp.	40,751	2,016,359
Home BancShares, Inc.	66,438	1,578,567
Janus Henderson Group PLC	58,605	2,725,133
Jefferies Financial Group, Inc.	121,830	5,238,690
Mercury General Corp.	52,901	2,882,575
MGIC Investment Corp.	182,032	2,941,637
Navient Corp.	162,862	3,208,381
Old Republic International Corp.	134,022	3,461,788
PacWest Bancorp	44,436	2,109,377
Pinnacle Financial Partners, Inc.	21,096	2,037,241
PROG Holdings, Inc.	34,328	1,388,568
SLM Corp.	98,778	1,812,576
Stifel Financial Corp.	31,508	2,295,988
Synovus Financial Corp.	40,393	1,881,910
Texas Capital Bancshares, Inc.(b)	28,692	1,738,735
UMB Financial Corp.	22,376	2,211,196
Webster Financial Corp.	31,370	1,755,465

		58,315,560

	Shares	Value
Health Care-2.86%
Molina Healthcare, Inc.(b)	7,789	$2,303,363
Tenet Healthcare Corp.(b)	40,755	2,920,503

		5,223,866

Industrials-18.06%
AECOM(b)	25,270	1,727,710
AGCO Corp.	13,475	1,646,780
ASGN, Inc.(b)	15,393	1,841,926
Builders FirstSource, Inc.(b)	72,512	4,225,274
Dycom Industries, Inc.(b)(c)	24,903	1,977,796
EMCOR Group, Inc.	14,478	1,758,932
EnerSys	17,284	1,383,411
GATX Corp.(c)	17,460	1,656,081
Insperity, Inc.	16,301	2,037,625
KBR, Inc.	38,397	1,629,569
ManpowerGroup, Inc.	23,853	2,305,392
MasTec, Inc.(b)	12,598	1,122,860
Oshkosh Corp.	12,565	1,344,455
Owens Corning	17,463	1,631,219
Regal Rexnord Corp.	11,517	1,754,385
Ryder System, Inc.	33,927	2,882,099
Timken Co. (The)	17,178	1,218,779
XPO Logistics, Inc.(b)	10,459	897,382

		33,041,675

Information Technology-7.37%
Alliance Data Systems Corp.	16,459	1,403,130
Amkor Technology, Inc.	105,008	2,301,775
Arrow Electronics, Inc.(b)	32,380	3,747,985
Jabil, Inc.	52,724	3,161,331
SYNNEX Corp.	27,391	2,876,055

		13,490,276

Materials-9.61%
Avient Corp.	32,929	1,774,214
Commercial Metals Co.	86,668	2,788,976
Greif, Inc., Class A	38,978	2,521,097
Louisiana-Pacific Corp.	27,186	1,602,071
Minerals Technologies, Inc.	20,640	1,464,202
Reliance Steel & Aluminum Co.	12,168	1,778,475
Steel Dynamics, Inc.	29,362	1,940,241
United States Steel Corp.(c)	63,118	1,665,684
Worthington Industries, Inc.(c)	37,563	2,040,422

		17,575,382

Real Estate-0.84%
PotlatchDeltic Corp.	29,384	1,535,902

Utilities-1.05%
MDU Resources Group, Inc.	62,726	1,927,570

Total Common Stocks & Other Equity Interests (Cost $175,931,448)		182,784,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $256,149)	256,149	$256,149

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $176,187,597)		183,041,081

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.88%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,779,120	3,779,120

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	8,814,421	$8,817,947

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,597,066)		12,597,067

TOTAL INVESTMENTS IN SECURITIES-106.93% (Cost $188,784,663)		195,638,148
OTHER ASSETS LESS LIABILITIES-(6.93)%		(12,682,298)

NET ASSETS-100.00%		$182,955,850

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$133,443	$1,937,497	$(1,814,791)	$-	$-	$256,149	$21

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,914,868	22,662,982	(20,798,730)	-	-	3,779,120	206	*

Invesco Private Prime Fund	2,872,302	46,432,331	(40,486,687)	1	-	8,817,947	3,002	*

Total	$4,920,613	$71,032,810	$(63,100,208)	$1	$-	$12,853,216	$3,229

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)

October 31, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	31.87

Consumer Discretionary	22.32

Industrials	18.06

Materials	9.61

Information Technology	7.37

Consumer Staples	3.46

Sector Types Each Less Than 3%	7.22

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Momentum ETF (XSMO)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.26%
Gannett Co., Inc.(b)	101,721	$589,982
Meredith Corp.(b)	29,718	1,730,776

		2,320,758

Consumer Discretionary-19.86%
Abercrombie & Fitch Co., Class A(b)(c)	74,121	2,930,744
Barnes & Noble Education, Inc.(b)	30,358	315,116
Bloomin’ Brands, Inc.(b)	44,327	958,350
Boot Barn Holdings, Inc.(b)	35,575	3,717,232
Buckle, Inc. (The)	24,031	1,000,170
Caleres, Inc.	35,869	827,139
Chico’s FAS, Inc.(b)	106,932	583,849
Children’s Place, Inc. (The)(b)(c)	10,334	856,585
Ethan Allen Interiors, Inc.	12,750	295,928
Genesco, Inc.(b)	12,644	766,100
Gentherm, Inc.(b)	21,579	1,588,862
G-III Apparel Group Ltd.(b)	31,495	902,647
Haverty Furniture Cos., Inc., (Acquired 03/19/2021 - 09/15/2021; Cost $528,162)(d)	13,935	399,935
Hibbett, Inc.(c)	17,325	1,341,648
Kontoor Brands, Inc.	46,850	2,483,050
Liquidity Services, Inc.(b)	19,302	426,188
Macy’s, Inc.	182,408	4,828,340
Movado Group, Inc.	15,225	506,992
Red Robin Gourmet Burgers, Inc.(b)	9,298	184,751
Rent-A-Center, Inc.	31,955	1,701,923
Ruth’s Hospitality Group, Inc.(b)	25,206	487,484
Shoe Carnival, Inc.	14,892	504,392
Signet Jewelers Ltd.(c)	63,424	5,656,152
Steven Madden Ltd.	45,112	2,034,551
Vista Outdoor, Inc.(b)	27,531	1,151,897

		36,450,025

Consumer Staples-1.86%
Celsius Holdings, Inc.(b)	35,358	3,412,754

Energy-8.14%
Callon Petroleum Co.(b)(c)	21,118	1,092,434
CONSOL Energy, Inc.(b)	25,781	709,235
Green Plains, Inc.(b)(c)	31,576	1,198,309
Laredo Petroleum, Inc.(b)(c)	8,413	634,340
Matador Resources Co.	82,804	3,465,348
PDC Energy, Inc.	56,627	2,962,158
SM Energy Co.	142,192	4,880,030

		14,941,854

Financials-20.65%
Ameris Bancorp	40,171	2,104,559
Assured Guaranty Ltd.	44,655	2,481,925
Axos Financial, Inc.(b)	36,640	1,941,920
B. Riley Financial, Inc.	20,947	1,501,062
Bancorp, Inc. (The)(b)	37,581	1,148,099
Berkshire Hills Bancorp, Inc.	38,468	1,044,406
Brightsphere Investment Group, Inc.	31,261	937,205
Customers Bancorp, Inc.(b)	33,035	1,760,435
Donnelley Financial Solutions, Inc.(b)	35,585	1,363,617
Ellington Financial, Inc.	29,928	544,091
First Bancorp	138,752	1,893,965

	Shares	Value
Financials-(continued)
First Bancorp/Southern Pines NC	15,190	$735,500
Granite Point Mortgage Trust, Inc.	35,192	471,573
Great Western Bancorp, Inc.	31,257	1,064,301
HCI Group, Inc.	3,871	518,753
Meta Financial Group, Inc.	26,246	1,455,078
Mr. Cooper Group, Inc.(b)	64,953	2,847,539
New York Mortgage Trust, Inc.	214,999	943,846
Northfield Bancorp, Inc.	25,145	441,295
Piper Sandler Cos.	9,798	1,613,633
Ready Capital Corp.	32,113	496,788
ServisFirst Bancshares, Inc.	31,643	2,541,249
Triumph Bancorp, Inc.(b)	23,773	2,788,573
Veritex Holdings, Inc.	30,644	1,254,872
Virtus Investment Partners, Inc.	4,629	1,481,280
Walker & Dunlop, Inc.	16,034	2,085,542
World Acceptance Corp.(b)(c)	2,412	447,161

		37,908,267

Health Care-17.16%
AMN Healthcare Services, Inc.(b)	26,020	2,568,174
AngioDynamics, Inc.(b)	44,086	1,260,860
Apollo Medical Holdings, Inc.(b)(c)	45,329	3,110,929
BioLife Solutions, Inc.(b)	15,584	828,290
CorVel Corp.(b)	6,468	1,185,067
Cross Country Healthcare, Inc.(b)	23,060	478,034
Cutera, Inc.(b)(c)	17,122	736,246
Ensign Group, Inc. (The)	26,837	2,093,554
Fulgent Genetics, Inc.(b)(c)	9,222	764,688
Heska Corp.(b)(c)	7,816	1,747,110
Inogen, Inc.(b)	16,288	645,819
Joint Corp. (The)(b)	17,310	1,514,279
ModivCare, Inc.(b)	7,138	1,161,852
Myriad Genetics, Inc.(b)	49,584	1,525,700
Omnicell, Inc.(b)	36,508	6,503,900
Organogenesis Holdings, Inc.(b)	48,725	535,001
RadNet, Inc.(b)	26,126	812,257
Select Medical Holdings Corp.	64,940	2,157,307
Vericel Corp.(b)(c)	40,825	1,878,767

		31,507,834

Industrials-12.10%
Chart Industries, Inc.(b)(c)	19,236	3,414,775
EnPro Industries, Inc.	13,393	1,200,816
Forward Air Corp.	14,438	1,451,885
Granite Construction, Inc.	27,982	1,038,692
Heidrick & Struggles International, Inc.	14,072	659,695
Insteel Industries, Inc.	12,401	504,349
Korn Ferry	49,755	3,841,584
MYR Group, Inc.(b)	15,884	1,622,551
SPX FLOW, Inc.	23,338	1,743,582
Titan International, Inc.(b)	61,649	445,106
Veritiv Corp.(b)	12,139	1,302,150
Viad Corp.(b)	15,093	669,676
Watts Water Technologies, Inc., Class A	22,760	4,324,855

		22,219,716

Information Technology-8.07%
Agilysys, Inc.(b)	13,982	667,221
ExlService Holdings, Inc.(b)	23,091	2,831,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Extreme Networks, Inc.(b)	73,258	$720,126
Insight Enterprises, Inc.(b)(c)	26,825	2,540,328
Kulicke & Soffa Industries, Inc. (Singapore)(c) .	38,472	2,192,904
Perficient, Inc.(b)(c)	36,243	4,479,635
TTEC Holdings, Inc.	14,565	1,374,790

		14,806,653

Materials-4.71%
AdvanSix, Inc.(b)	22,623	1,099,478
Allegheny Technologies, Inc.(b)	69,277	1,115,360
Haynes International, Inc.	6,758	271,199
Kraton Corp.(b)	19,725	900,446
Livent Corp.(b)(c)	110,071	3,106,204
Olympic Steel, Inc.	5,471	147,553
TimkenSteel Corp.(b)	29,631	413,352
Trinseo PLC	28,490	1,597,149

		8,650,741

Real Estate-6.12%
Chatham Lodging Trust(b)	26,114	331,386
Essential Properties Realty Trust, Inc.	70,625	2,103,919
Independence Realty Trust, Inc.	60,798	1,436,657
Innovative Industrial Properties, Inc.(c)	13,567	3,569,342
iStar, Inc.(c)	58,057	1,465,359
St. Joe Co. (The)	19,894	935,416
Tanger Factory Outlet Centers, Inc.(c)	63,384	1,064,851
Urstadt Biddle Properties, Inc., Class A	17,049	334,842

		11,241,772

Total Common Stocks & Other Equity Interests (Cost $166,184,978)		183,460,374

	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $218,475)	218,475	$218,475

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $166,403,453)		183,678,849

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.16%
Invesco Private Government Fund, 0.02%(e)(f)(g)	9,452,846	9,452,846
Invesco Private Prime Fund, 0.11%(e)(f)(g)	22,047,821	22,056,641

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,509,486)		31,509,487

TOTAL INVESTMENTS IN SECURITIES-117.21% (Cost $197,912,939)		215,188,336
OTHER ASSETS LESS LIABILITIES-(17.21)%		(31,600,366)

NET ASSETS-100.00%		$183,587,970

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)	Restricted security. The value of this security at October 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$925,909	$1,009,861	$(1,717,295)	$-	$-	$218,475	$20

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	16,964,174	61,104,487	(68,615,815)	-	-	9,452,846	910	*

Invesco Private Prime Fund	26,011,273	117,188,896	(121,143,529)	1	-	22,056,641	13,658	*

Total	$43,901,356	$179,303,244	$(191,476,639)	$1	$-	$31,727,962	$14,588

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)

October 31, 2021

(Unaudited)

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Financials	20.65

Consumer Discretionary	19.86

Health Care	17.16

Industrials	12.10

Energy	8.14

Information Technology	8.07

Real Estate	6.12

Materials	4.71

Sector Types Each Less Than 3%	3.12

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.02%
AMC Networks, Inc., Class A(b)	44,955	$1,788,760
E.W. Scripps Co. (The), Class A	210,258	3,910,799
Gannett Co., Inc.(b)	600,563	3,483,265

		9,182,824

Consumer Discretionary-21.73%
America’s Car-Mart, Inc.(b)	19,333	2,310,100
Asbury Automotive Group, Inc.(b)	20,434	3,999,138
Barnes & Noble Education, Inc.(b)	401,450	4,167,051
Bed Bath & Beyond, Inc.(b)(c)	110,042	1,544,990
Big Lots, Inc.(c)	89,305	3,951,746
Century Communities, Inc.	50,961	3,417,445
Conn’s, Inc.(b)	156,444	3,484,008
Ethan Allen Interiors, Inc.	92,384	2,144,233
Genesco, Inc.(b)	67,652	4,099,035
G-III Apparel Group Ltd.(b)	116,503	3,338,976
Group 1 Automotive, Inc.	41,343	7,433,471
Haverty Furniture Cos., Inc., (Acquired 12/18/2020 - 10/29/2021; Cost $1,780,449)(c)(d)	55,119	1,581,915
Lumber Liquidators Holdings, Inc.(b)(c)	159,231	2,878,896
M.D.C. Holdings, Inc.	67,375	3,300,027
M/I Homes, Inc.(b)	72,415	4,146,483
Macy’s, Inc.	236,927	6,271,458
MarineMax, Inc.(b)(c)	84,477	4,375,064
Meritage Homes Corp.(b)	39,544	4,298,828
ODP Corp. (The)(b)	105,273	4,558,321
Patrick Industries, Inc.	36,231	2,822,757
Shoe Carnival, Inc.(c)	94,428	3,198,276
Signet Jewelers Ltd.(c)	47,256	4,214,290
Sonic Automotive, Inc., Class A	126,378	6,246,865
Tupperware Brands Corp.(b)(c)	109,735	2,440,506
Unifi, Inc.(b)	127,583	3,064,544
Vista Outdoor, Inc.(b)	64,765	2,709,768
Zumiez, Inc.(b)(c)	64,590	2,628,813

		98,627,004

Consumer Staples-3.94%
Andersons, Inc. (The)	211,131	7,191,122
Central Garden & Pet Co., Class A(b)	58,501	2,702,746
United Natural Foods, Inc.(b)	184,141	7,989,878

		17,883,746

Energy-3.64%
Bonanza Creek Energy, Inc.(c)	84,279	4,731,423
Green Plains, Inc.(b)(c)	81,782	3,103,627
Nabors Industries Ltd.(b)(c)	34,223	3,507,857
Renewable Energy Group, Inc.(b)(c)	41,560	2,659,840
US Silica Holdings, Inc.(b)	258,373	2,501,051

		16,503,798

Financials-29.55%
Allegiance Bancshares, Inc.	88,243	3,456,478
Ameris Bancorp	59,692	3,127,264
Apollo Commercial Real Estate Finance, Inc.	238,653	3,613,206
ARMOUR Residential REIT, Inc.	468,362	4,927,168
B. Riley Financial, Inc.	54,701	3,919,874
Banc of California, Inc.(c)	161,265	3,278,517

	Shares	Value
Financials-(continued)
BankUnited, Inc.	62,825	$2,548,182
Columbia Banking System, Inc.(c)	72,434	2,472,172
Customers Bancorp, Inc.(b)	91,860	4,895,219
Ellington Financial, Inc.	252,028	4,581,869
Enova International, Inc.(b)	123,615	4,010,071
FB Financial Corp.	74,062	3,357,231
First Bancorp	246,354	3,362,732
Flagstar Bancorp, Inc.	118,883	5,610,089
Granite Point Mortgage Trust, Inc.	264,981	3,550,745
Hilltop Holdings, Inc.(c)	113,471	4,021,412
HomeStreet, Inc.	77,715	3,665,039
Independent Bank Group, Inc.	38,253	2,765,309
KKR Real Estate Finance Trust, Inc.	160,570	3,485,975
Mr. Cooper Group, Inc.(b)	169,476	7,429,828
National Bank Holdings Corp., Class A	77,764	3,372,625
New York Mortgage Trust, Inc.	998,655	4,384,096
NMI Holdings, Inc., Class A(b)	119,016	2,889,709
OFG Bancorp	144,492	3,742,343
PennyMac Mortgage Investment Trust	265,845	5,356,777
Piper Sandler Cos.	22,412	3,691,032
Provident Financial Services, Inc.	137,900	3,414,404
Ready Capital Corp.	294,020	4,548,489
Redwood Trust, Inc.	431,402	5,849,811
Renasant Corp.(c)	78,451	2,934,852
Stewart Information Services Corp.	78,370	5,577,593
StoneX Group, Inc.(b)	102,077	7,054,542
Veritex Holdings, Inc.	79,756	3,266,008

		134,160,661

Health Care-5.27%
Allscripts Healthcare Solutions, Inc.(b)	245,683	3,385,512
Community Health Systems, Inc.(b)	373,998	4,899,374
Cross Country Healthcare, Inc.(b)	172,193	3,569,561
Fulgent Genetics, Inc.(b)(c)	40,488	3,357,265
Magellan Health, Inc.(b)	58,494	5,546,986
Owens & Minor, Inc.	88,691	3,182,233

		23,940,931

Industrials-19.91%
AAR Corp.(b)	79,685	2,818,459
American Woodmark Corp.(b)	39,033	2,683,128
ArcBest Corp.	55,141	4,954,419
Arcosa, Inc.	47,240	2,443,725
Atlas Air Worldwide Holdings, Inc.(b)(c)	87,902	7,130,610
Boise Cascade Co.	70,834	4,010,621
Echo Global Logistics, Inc.(b)	144,981	6,992,434
Encore Wire Corp.	36,996	4,959,684
GMS, Inc.(b)	70,737	3,503,604
Granite Construction, Inc.	74,876	2,779,397
Greenbrier Cos., Inc. (The)(c)	86,297	3,539,903
Griffon Corp.	163,243	4,324,307
Matson, Inc.	47,516	3,957,133
Matthews International Corp., Class A	78,298	2,691,102
Mueller Industries, Inc.	57,721	3,038,434
MYR Group, Inc.(b)	34,017	3,474,837
Quanex Building Products Corp.	108,070	2,239,210
Resideo Technologies, Inc.(b)	101,652	2,506,738
Titan International, Inc.(b)	323,206	2,333,547
TrueBlue, Inc.(b)	122,674	3,416,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
UFP Industries, Inc.	39,045	$3,195,052
Veritiv Corp.(b)	95,170	10,208,886
Wabash National Corp.	206,246	3,203,000

		90,404,701

Information Technology-4.32%
ePlus, Inc.(b)	35,180	3,889,853
Insight Enterprises, Inc.(b)(c)	37,745	3,574,451
Methode Electronics, Inc.	55,315	2,327,102
NETGEAR, Inc.(b)(c)	90,812	2,618,110
Plexus Corp.(b)	31,074	2,713,382
Sanmina Corp.(b)	118,966	4,490,966

		19,613,864

Materials-7.73%
AdvanSix, Inc.(b)	118,301	5,749,428
American Vanguard Corp.	177,668	2,768,067
Koppers Holdings, Inc.(b)	162,898	5,716,091
Olympic Steel, Inc.	166,707	4,496,088
Rayonier Advanced Materials, Inc.(b)	946,029	6,792,488
SunCoke Energy, Inc.	601,364	4,341,848
TimkenSteel Corp.(b)(c)	204,707	2,855,663
Trinseo PLC	42,014	2,355,305

		35,074,978

Real Estate-1.84%
Global Net Lease, Inc.	144,254	2,310,949
Realogy Holdings Corp.(b)	348,354	6,033,491

		8,344,440

Total Common Stocks & Other Equity Interests (Cost $430,608,012)		453,736,947

	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $443,952)	443,952	$443,952

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $431,051,964)		454,180,899

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.12%
Invesco Private Government Fund, 0.02%(e)(f)(g)	15,146,481	15,146,481
Invesco Private Prime Fund, 0.11%(e)(f)(g)	35,327,658	35,341,789

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,488,270)		50,488,270

TOTAL INVESTMENTS IN SECURITIES-111.17% (Cost $481,540,234)		504,669,169
OTHER ASSETS LESS LIABILITIES-(11.17)%		(50,699,134)

NET ASSETS-100.00%		$453,970,035

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)	Restricted security. The value of this security at October 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$166,691	$11,626,128	$(11,348,867)	$-	$-	$443,952	$48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$10,258,766	$61,044,059	$(56,156,344)	$-	$-	$15,146,481	$845	*

Invesco Private Prime Fund	15,388,149	114,313,327	(94,359,687)	-	-	35,341,789	12,264	*

Total	$25,813,606	$186,983,514	$(161,864,898)	$-	$-	$50,932,222	$13,157

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Financials	29.55

Consumer Discretionary	21.73

Industrials	19.91

Materials	7.73

Health Care	5.27

Information Technology	4.32

Consumer Staples	3.94

Energy	3.64

Sector Types Each Less Than 3%	3.86

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Zacks Mid-Cap ETF (CZA)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.35%
Fox Corp., Class A	77,068	$3,062,682

Consumer Discretionary-1.99%
Gentex Corp.	32,998	1,167,799
Genuine Parts Co.	19,995	2,621,545
Terminix Global Holdings, Inc.(b)	18,198	736,655

		4,525,999

Consumer Staples-2.32%
Lamb Weston Holdings, Inc.	20,709	1,169,023
Tyson Foods, Inc., Class A	51,331	4,104,940

		5,273,963

Energy-3.14%
Cosan S.A., ADR (Brazil)	55,212	772,416
ONEOK, Inc.	59,547	3,788,380
Pembina Pipeline Corp. (Canada)(c)	77,166	2,553,423

		7,114,219

Financials-10.81%
Arch Capital Group Ltd.(b)	56,409	2,359,024
Arthur J. Gallagher & Co.	28,717	4,814,979
CNA Financial Corp.	38,618	1,732,404
East West Bancorp, Inc.	18,566	1,475,626
FactSet Research Systems, Inc.	5,523	2,451,605
KeyCorp	129,798	3,020,399
Lufax Holding Ltd., ADR (China)(b)(c)	376,614	2,376,434
Principal Financial Group, Inc.	37,498	2,515,741
Prosperity Bancshares, Inc.	12,384	932,639
Synovus Financial Corp.	18,936	882,228
W.R. Berkley Corp.	24,880	1,980,448

		24,541,527

Health Care-13.46%
Amedisys, Inc.(b)	5,110	865,327
AmerisourceBergen Corp.	29,844	3,641,565
Cardinal Health, Inc.	41,319	1,975,461
Chemed Corp.	2,268	1,093,743
DENTSPLY SIRONA, Inc.	31,433	1,798,282
Hologic, Inc.(b)	37,918	2,779,769
Horizon Therapeutics PLC(b)	32,150	3,855,107
ICON PLC (Ireland)(b)	7,457	2,138,444
Laboratory Corp. of America Holdings(b)	13,997	4,017,419
QIAGEN N.V.(b)	33,572	1,871,975
Teleflex, Inc.	6,648	2,372,937
Zimmer Biomet Holdings, Inc.	28,843	4,128,010

		30,538,039

Industrials-22.72%
ADT, Inc.(c)	117,101	977,793
AerCap Holdings N.V. (Ireland)(b)	17,343	1,023,931
AGCO Corp.	10,649	1,301,414
AMETEK, Inc.	33,134	4,386,942
Booz Allen Hamilton Holding Corp.	19,396	1,684,736
BWX Technologies, Inc.	13,456	763,493
Crane Co.	8,164	843,178
Donaldson Co., Inc.	18,059	1,083,720
Dover Corp.	20,660	3,493,193
Dun & Bradstreet Holdings, Inc.(b)	62,668	1,180,665

	Shares	Value
Industrials-(continued)
Graco, Inc.	24,865	$1,869,351
Hubbell, Inc.	7,764	1,547,909
IDEX Corp.	10,859	2,416,888
ITT, Inc.	12,396	1,166,092
J.B. Hunt Transport Services, Inc.	14,506	2,860,438
Jacobs Engineering Group, Inc.	17,551	2,464,511
Leidos Holdings, Inc.	19,191	1,918,716
Lincoln Electric Holdings, Inc.	8,414	1,198,154
Nordson Corp.	8,189	2,081,726
Oshkosh Corp.	9,948	1,064,436
PACCAR, Inc.	49,518	4,437,803
Sensata Technologies Holding PLC(b)	22,008	1,212,641
Stericycle, Inc.(b)	12,773	854,769
Toro Co. (The)	15,939	1,521,696
TransUnion	27,569	3,178,430
United Rentals, Inc.(b)	9,638	3,653,862
XPO Logistics, Inc.(b)	15,957	1,369,111

		51,555,598

Information Technology-9.78%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	317,976	2,263,989
CDW Corp.	19,496	3,638,928
Concentrix Corp.	7,426	1,319,452
Dolby Laboratories, Inc., Class A	14,737	1,302,014
FleetCor Technologies, Inc.(b)	11,257	2,785,094
Flex Ltd.(b)	67,698	1,144,096
Gartner, Inc.(b)	11,751	3,900,275
Littelfuse, Inc.	3,453	1,017,081
Skyworks Solutions, Inc.	24,042	4,018,140
SYNNEX Corp.	7,555	793,275

		22,182,344

Materials-9.85%
AptarGroup, Inc.	9,495	1,146,806
Avery Dennison Corp.	11,693	2,545,800
CF Industries Holdings, Inc.	26,860	1,525,648
Corteva, Inc.	100,900	4,353,835
Eastman Chemical Co.	18,927	1,968,976
FMC Corp.	18,311	1,666,484
Kirkland Lake Gold Ltd. (Canada)	35,307	1,488,896
Mosaic Co. (The)	49,441	2,055,262
RPM International, Inc.	18,353	1,600,382
Sealed Air Corp.	21,004	1,245,957
Wheaton Precious Metals Corp. (Brazil)(c)	68,362	2,762,509

		22,360,555

Real Estate-6.35%
AvalonBay Communities, Inc.	19,757	4,676,087
Duke Realty Corp.	55,497	3,121,151
Essex Property Trust, Inc.	9,335	3,173,246
Gaming and Leisure Properties, Inc.	33,736	1,635,859
Jones Lang LaSalle, Inc.(b)	6,955	1,795,990

		14,402,333

Utilities-18.22%
AES Corp. (The)	99,717	2,505,888
Alliant Energy Corp.	36,735	2,078,099
Avangrid, Inc.(c)	55,855	2,943,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Zacks Mid-Cap ETF (CZA)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Utilities-(continued)
CMS Energy Corp.	42,848	$2,585,877
DTE Energy Co.	27,982	3,171,760
Edison International	54,212	3,411,561
Entergy Corp.	31,824	3,278,508
Evergy, Inc.	33,285	2,121,919
Eversource Energy	50,103	4,253,745
Fortis, Inc. (Canada)(c)	67,781	3,016,932
MDU Resources Group, Inc.	28,753	883,580
OGE Energy Corp.	28,885	984,112
Public Service Enterprise Group, Inc.	72,945	4,653,891
UGI Corp.	29,927	1,299,131
WEC Energy Group, Inc.	46,229	4,163,384

		41,351,945

Total Common Stocks & Other Equity Interests (Cost $204,997,125)		226,909,204

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $273,428)	273,428	273,428

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $205,270,553)		227,182,632

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.13%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,176,575	$4,176,575
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,741,445	9,745,342

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,921,917)		13,921,917

TOTAL INVESTMENTS IN SECURITIES-106.24% (Cost $219,192,470)		241,104,549
OTHER ASSETS LESS LIABILITIES-(6.24)%		(14,163,959)

NET ASSETS-100.00%		$226,940,590

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$326,529	$8,466,041	$(8,519,142)	$-	$-	$273,428	$39

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	820,751	19,809,274	(16,453,450)	-	-	4,176,575	186	*

Invesco Private Prime Fund	1,231,126	37,754,627	(29,240,411)	-	-	9,745,342	2,583	*

Total	$2,378,406	$66,029,942	$(54,213,003)	$-	$-	$14,195,345	$2,808

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Zacks Mid-Cap ETF (CZA)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Industrials	22.72

Utilities	18.22

Health Care	13.46

Financials	10.81

Materials	9.85

Information Technology	9.78

Real Estate	6.35

Energy	3.14

Sector Types Each Less Than 3%	5.66

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Zacks Multi-Asset Income ETF (CVY)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-80.08%
Communication Services-3.32%
KT Corp., ADR (South Korea)	39,837	$510,312
Nexstar Media Group, Inc., Class A	5,817	872,143
Sinclair Broadcast Group, Inc., Class A	13,834	361,482
TEGNA, Inc.	24,015	472,135
Telefonica S.A., ADR (Spain)(b)	209,016	909,220
ViacomCBS, Inc., Class B	31,868	1,154,259

		4,279,551

Consumer Discretionary-8.74%
Advance Auto Parts, Inc.	6,097	1,374,995
Best Buy Co., Inc.	10,786	1,318,481
Big 5 Sporting Goods Corp.(b)	17,738	428,905
Camping World Holdings, Inc., Class A(b)	21,722	809,144
H&R Block, Inc.	33,677	776,928
Honda Motor Co. Ltd., ADR (Japan)	26,679	789,165
LCI Industries	2,959	413,195
M.D.C. Holdings, Inc.	8,121	397,767
Magna International, Inc. (Canada)	16,220	1,318,686
Penske Automotive Group, Inc.	4,828	512,009
Polaris, Inc.(b)	6,901	793,270
Rent-A-Center, Inc.	13,135	699,570
Sturm Ruger & Co., Inc.	5,354	422,324
Whirlpool Corp.	5,759	1,214,170

		11,268,609

Consumer Staples-4.16%
Bunge Ltd.	11,275	1,044,516
Conagra Brands, Inc.	38,765	1,248,233
Mondelez International, Inc., Class A	20,728	1,259,019
Spectrum Brands Holdings, Inc.	5,326	499,312
Tyson Foods, Inc., Class A	16,299	1,303,431

		5,354,511

Energy-14.20%
Alliance Resource Partners L.P.	80,567	955,525
Black Stone Minerals L.P.	105,712	1,322,457
China Petroleum & Chemical Corp., ADR (China)	27,467	1,337,094
Crestwood Equity Partners L.P.	46,701	1,361,334
DCP Midstream L.P.	28,894	898,603
Energy Transfer L.P.	93,800	892,038
Enterprise Products Partners L.P.	48,293	1,095,285
MPLX L.P.	46,432	1,398,532
NuStar Energy L.P.	80,165	1,275,425
Oasis Midstream Partners L.P.	67,104	1,669,548
Petroleo Brasileiro S.A., ADR (Brazil)	88,020	864,356
Phillips 66 Partners L.P.	35,924	1,327,033
Plains All American Pipeline L.P.	106,776	1,080,573
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	19,561	898,241
TotalEnergies SE, ADR (France)	18,738	938,961
Western Midstream Partners L.P.	46,318	984,258

		18,299,263

Financials-24.83%
Aflac, Inc.	22,585	1,212,137
Allstate Corp. (The)	9,353	1,156,686
Ally Financial, Inc.	24,366	1,163,233

	Shares	Value
Financials-(continued)
Apollo Commercial Real Estate Finance, Inc.	28,774	$435,638
Ares Commercial Real Estate Corp.	19,975	312,010
B. Riley Financial, Inc.	6,492	465,217
Banco Santander Chile, ADR (Chile)	25,575	453,189
Bank OZK	9,960	444,913
BankUnited, Inc.	10,106	409,899
Cadence Bank	14,733	427,552
Chimera Investment Corp.	69,216	1,080,462
Citigroup, Inc.	17,580	1,215,833
CNO Financial Group, Inc.	17,284	417,236
Equitable Holdings, Inc.	27,579	923,896
Evercore, Inc., Class A	6,170	936,853
Fidelity National Financial, Inc.	17,265	827,166
First American Financial Corp.	11,989	876,875
First Bancorp	33,437	456,415
Hancock Whitney Corp.	9,293	459,818
Invesco Ltd.(c)	51,022	1,296,469
Jefferies Financial Group, Inc.	23,114	993,902
JPMorgan Chase & Co.	7,870	1,337,034
Manulife Financial Corp. (Canada)(b)	43,078	839,590
MetLife, Inc.	20,603	1,293,868
MGIC Investment Corp.	56,159	907,529
Morgan Stanley	12,264	1,260,494
Navient Corp.	37,277	734,357
OneMain Holdings, Inc.	14,879	785,760
PacWest Bancorp	10,043	476,741
Popular, Inc.	11,159	908,789
Radian Group, Inc.	17,850	426,079
Regions Financial Corp.	61,922	1,466,313
Sun Life Financial, Inc. (Canada)	8,166	465,217
T. Rowe Price Group, Inc.	5,828	1,263,977
Travelers Cos., Inc. (The)	7,960	1,280,605
Unum Group	31,626	805,514
Virtu Financial, Inc., Class A	33,225	826,638
Zions Bancorporation N.A.	15,249	960,535

		32,004,439

Health Care-3.47%
Amgen, Inc.	5,747	1,189,457
Cardinal Health, Inc.	24,826	1,186,931
Cigna Corp.	6,130	1,309,429
GlaxoSmithKline PLC, ADR (United Kingdom)(b)	18,699	791,529

		4,477,346

Industrials-4.42%
Allison Transmission Holdings, Inc.	11,187	373,198
Canadian National Railway Co. (Canada)	11,655	1,549,066
Danaos Corp. (Greece)	5,037	375,760
Genco Shipping & Trading Ltd.	21,317	366,013
General Dynamics Corp.	6,397	1,296,992
Hillenbrand, Inc.	9,318	423,596
Huntington Ingalls Industries, Inc.	4,103	831,801
Triton International Ltd. (Bermuda)	7,745	481,662

		5,698,088

Information Technology-1.03%
HP, Inc.	43,770	1,327,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Materials-5.94%
Agnico Eagle Mines Ltd. (Canada)	14,839	$787,209
B2Gold Corp. (Canada)(b)	111,515	461,672
Cia Siderurgica Nacional S.A., ADR (Brazil)(b)	137,896	562,616
Gerdau S.A., ADR (Brazil)	234,203	1,107,780
Kinross Gold Corp. (Canada)	143,616	863,132
Kirkland Lake Gold Ltd. (Canada)	22,331	941,698
POSCO, ADR (South Korea)	7,414	469,010
Ternium S.A., ADR (Mexico)	10,928	506,294
Tronox Holdings PLC, Class A	19,778	461,223
Vale S.A., ADR (Brazil)	56,388	717,819
Yamana Gold, Inc. (Canada)	195,506	772,249

		7,650,702

Real Estate-8.71%
Acadia Realty Trust	21,548	460,696
American Assets Trust, Inc.	10,157	384,239
Brixmor Property Group, Inc.	55,777	1,307,413
Essential Properties Realty Trust, Inc.	23,633	704,027
Federal Realty Investment Trust	10,729	1,291,235
National Storage Affiliates Trust	22,748	1,420,840
NETSTREIT Corp.	14,205	344,329
Simon Property Group, Inc.	9,715	1,424,025
SITE Centers Corp.	57,737	917,441
UDR, Inc.	24,251	1,346,658
Urban Edge Properties	23,894	418,862
Welltower, Inc.	15,040	1,209,216

		11,228,981

Utilities-1.26%
Centrais Eletricas Brasileiras S.A., ADR (Brazil)(b)	120,351	731,734
Vistra Corp.	45,361	888,622

		1,620,356

Total Common Stocks & Other Equity Interests (Cost $96,499,135)		103,209,390

Closed-End Funds-9.86%
Aberdeen Total Dynamic Dividend Fund	87,375	878,119
Ares Dynamic Credit Allocation Fund, Inc.(b)	23,103	378,196
Barings Global Short Duration High Yield Fund	22,601	388,963
BlackRock Debt Strategies Fund, Inc.	38,586	453,000
Blackstone Strategic Credit Fund	40,480	564,696
DoubleLine Income Solutions Fund	78,263	1,382,125
DoubleLine Yield Opportunities Fund	27,165	528,088
Eaton Vance Limited Duration Income Fund(b)	105,886	1,397,695
First Trust High Yield Opportunities 2027 Term Fund	30,908	647,214
First Trust Senior Floating Rate Income Fund II	39,268	478,677
Highland Income Fund(b)	128,601	1,464,765
KKR Income Opportunities Fund	17,758	296,026
Nuveen Global High Income Fund	18,175	289,891
PGIM Global High Yield Fund, Inc.	44,808	702,589
PGIM High Yield Bond Fund, Inc.	36,165	596,361
Templeton Emerging Markets Income Fund	65,459	504,034
Wells Fargo Income Opportunities Fund	55,613	497,736
Western Asset Emerging Markets Debt Fund, Inc.(b)	49,780	679,995

	Shares	Value
Western Asset High Income Opportunity Fund, Inc.	57,906	$302,269
Western Asset High Yield Defined Opportunity Fund, Inc.	17,248	276,313

Total Closed-End Funds (Cost $12,300,021)		12,706,752

Preferred Stocks-9.84%
Financials-9.34%
Arch Capital Group Ltd., Series G, Pfd., 4.55%.	53,793	1,395,928
Bank of America Corp., Series L, Conv. Pfd., 7.25%	963	1,379,228
Bank of Hawaii Corp., Series A, Pfd., 4.38%	25,934	674,284
Capital One Financial Corp., Series L, Pfd., 4.38%	48,015	1,221,502
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	52,929	1,381,976
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	53,704	1,403,822
Prospect Capital Corp., Series A, Pfd., 5.35%	28,993	678,436
Silvergate Capital Corp., Series A, Pfd., 5.38% .	37,119	921,665
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	931	1,415,092
Wells Fargo & Co., Series Z, Pfd., 4.75%	22,578	584,770
Wells Fargo & Co., Series CC, Pfd., 4.38%(b)	39,005	980,586

		12,037,289

Utilities-0.50%
Dominion Energy, Inc., Series A, Conv. Pfd., 7.25%	6,463	647,399

Total Preferred Stocks (Cost $12,530,310)		12,684,688

Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $285,369)	285,369	285,369

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $121,614,835)		128,886,199

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.53%
Invesco Private Government Fund, 0.02%(c)(d)(e)	2,138,755	2,138,755
Invesco Private Prime Fund, 0.11%(c)(d)(e)	4,988,432	4,990,428

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,129,183)		7,129,183

TOTAL INVESTMENTS IN SECURITIES-105.53% (Cost $128,744,018)		136,015,382
OTHER ASSETS LESS LIABILITIES-(5.53)%		(7,130,581)

NET ASSETS-100.00%		$128,884,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)

October 31, 2021

(Unaudited)

Investment Abbreviations:

ADR  -American Depositary Receipt

Conv.-Convertible

Pfd.   -Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Invesco Ltd.	$978,426	$894,865	$(529,083)	$(132,570)	$84,831	$1,296,469	$11,716

Invesco Mortgage Capital, Inc.	1,031,772	327,604	(1,217,024)	20,346	(162,698)	-	-

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	152,455	5,811,290	(5,678,376)	-	-	285,369	54

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,861,838	18,873,407	(23,596,490)	-	-	2,138,755	174	*

Invesco Private Prime Fund	10,292,757	38,969,034	(44,271,363)	-	-	4,990,428	2,717	*

Total	$19,317,248	$64,876,200	$(75,292,336)	$(112,224)	$(77,867)	$8,711,021	$14,661

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)

October 31, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	34.17

Energy	14.20

Closed-End Funds	9.86

Consumer Discretionary	8.74

Real Estate	8.71

Materials	5.94

Industrials	4.42

Consumer Staples	4.16

Health Care	3.47

Communication Services	3.32

Sector Types Each Less Than 3%	2.79

Money Market Funds Plus Other Assets Less Liabilities	0.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

(This Page Intentionally Left Blank)

37

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)

Assets:
Unaffiliated investments in securities, at value(a)	$836,561,463	$777,652,198	$110,930,543	$653,561,208
Affiliated investments in securities, at value	6,250,600	9,587,864	34,771	3,523,954
Receivable for:
Dividends	376,825	1,224,744	143,292	279,786
Securities lending	898	409	-	1,002
Investments sold	-	-	-	18,476,010
Fund shares sold	-	-	-	13,921,102
Foreign tax reclaims	-	-	-	-
Other assets	657	161	4,499	17,337

Total assets	843,190,443	788,465,376	111,113,105	689,780,399

Liabilities:
Due to custodian	-	-	-	174,896
Payable for:
Investments purchased	-	-	-	13,736,528
Investments purchased - affiliated broker	-	-	-	192,211
Collateral upon return of securities loaned	5,954,710	9,572,090	-	3,523,954
Fund shares repurchased	-	-	-	18,464,798
Accrued advisory fees	341,437	323,850	14,491	156,361
Accrued trustees’ and officer’s fees	104,392	144,816	51,731	49,212
Accrued expenses	8,906	223,908	55,181	118,715

Total liabilities	6,409,445	10,264,664	121,403	36,416,675

Net Assets	$836,780,998	$778,200,712	$110,991,702	$653,363,724

Net assets consist of:
Shares of beneficial interest	$728,369,166	$1,059,766,027	$88,589,393	$592,095,341
Distributable earnings (loss)	108,411,832	(281,565,315)	22,402,309	61,268,383

Net Assets	$836,780,998	$778,200,712	$110,991,702	$653,363,724

Shares outstanding (unlimited amount authorized, $0.01 par value)	10,570,000	16,490,000	1,320,000	7,040,000
Net asset value	$79.17	$47.19	$84.08	$92.81

Market price	$79.04	$47.20	$84.08	$92.79

Unaffiliated investments in securities, at cost	$678,420,168	$690,815,898	$87,948,034	$588,326,756

Affiliated investments in securities, at cost	$6,250,600	$9,587,864	$34,771	$3,523,954

(a)Includes securities on loan with an aggregate value of:	$5,838,998	$9,447,076	$-	$3,484,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$36,560,510	$1,015,144,352	$289,979,814	$182,784,932	$183,460,374	$453,736,947	$226,909,204	$127,304,361
463,805	112,513,951	10,121,948	12,853,216	31,727,962	50,932,222	14,195,345	8,711,021
23,109	249,532	121,650	74,765	37,243	46,046	145,497	192,856
-	14,838	663	957	2,714	3,797	335	15,357
-	-	-	-	-	-	-	98,615
-	-	1,590,134	-	-	2,627,077	-	-
-	-	-	-	-	-	-	13,548
2,146	19,953	5,070	4,662	25,230	6,848	3,823	1,842

37,049,570	1,127,942,626	301,819,279	195,718,532	215,253,523	507,352,937	241,254,204	136,337,600

-	-	-	-	-	-	-	-

-	-	1,588,560	-	-	2,627,679	-	-
-	-	-	-	-	-	-	-
-	111,838,452	9,847,409	12,597,066	31,509,486	50,488,270	13,921,917	7,129,183
-	-	-	-	-	-	-	-
6,376	239,926	45,465	49,342	43,964	107,727	112,930	67,981
40,469	74,931	49,693	53,926	52,648	57,290	10,976	10,067
35,630	102,794	88,756	62,348	59,455	101,936	267,791	245,568

82,475	112,256,103	11,619,883	12,762,682	31,665,553	53,382,902	14,313,614	7,452,799

$36,967,095	$1,015,686,523	$290,199,396	$182,955,850	$183,587,970	$453,970,035	$226,940,590	$128,884,801

$44,562,101	$906,357,728	$261,926,608	$192,412,533	$190,448,543	$434,070,495	$299,398,138	$555,950,080
(7,595,006)	109,328,795	28,272,788	(9,456,683)	(6,860,573)	19,899,540	(72,457,548)	(427,065,279)

$36,967,095	$1,015,686,523	$290,199,396	$182,955,850	$183,587,970	$453,970,035	$226,940,590	$128,884,801

730,000	11,170,000	3,650,000	3,910,000	3,270,000	8,640,000	2,420,000	5,280,800
$50.64	$90.93	$79.51	$46.79	$56.14	$52.54	$93.78	$24.41

$50.66	$90.96	$79.54	$46.81	$56.15	$52.52	$93.78	$24.40

$31,589,646	$932,378,869	$264,186,929	$175,931,448	$166,184,978	$430,608,012	$204,997,125	$120,493,408

$476,919	$112,513,951	$10,121,947	$12,853,215	$31,727,961	$50,932,222	$14,195,345	$8,250,610

$-	$110,288,599	$9,202,748	$12,512,230	$30,701,763	$48,906,977	$13,410,020	$6,838,966

39

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)

Investment income:
Unaffiliated dividend income	$2,551,218	$10,196,910	$1,064,346	$3,285,138
Affiliated dividend income	41	75	15	36
Securities lending income	9,622	665	28	4,980
Foreign withholding tax	(8,997)	-	-	-

Total investment income	2,551,884	10,197,650	1,064,389	3,290,154

Expenses:
Advisory fees	2,004,246	1,894,123	124,410	876,075
Sub-licensing fees	120,252	113,645	11,171	76,993
Accounting & administration fees	30,425	28,590	8,270	13,420
Professional fees	13,609	13,353	11,788	12,340
Custodian & transfer agent fees	3,076	6,641	1,419	1,596
Trustees’ and officer’s fees	11,080	12,549	6,012	7,534
Recapture (Note 3)	-	-	-	-
Other expenses	27,261	35,703	10,531	17,126

Total expenses	2,209,949	2,104,604	173,601	1,005,084

Less: Waivers	(3)	(2)	(48,488)	(3)

Net expenses	2,209,946	2,104,602	125,113	1,005,081

Net investment income	341,938	8,093,048	939,276	2,285,073

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(15,670,081)	(3,899,540)	(184,365)	(10,218,104)
Affiliated investment securities	-	-	-	-
Unaffiliated in-kind redemptions	97,797,974	69,734,251	5,458,447	39,498,803
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	-

Net realized gain	82,127,893	65,834,711	5,274,082	29,280,699

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	308,036	(17,136,534)	2,106,833	12,537,931
Affiliated investment securities	-	-	-	-
Foreign currencies	-	-	-	-

Change in net unrealized appreciation (depreciation)	308,036	(17,136,534)	2,106,833	12,537,931

Net realized and unrealized gain (loss)	82,435,929	48,698,177	7,380,915	41,818,630

Net increase (decrease) in net assets resulting from operations	$82,777,867	$56,791,225	$8,320,191	$44,103,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)
$333,936	$3,458,699	$1,984,423	$1,776,907	$542,162	$3,159,718	$2,022,579	$2,245,424
2,599	110	51	21	20	48	39	11,770
9	66,467	3,531	3,807	37,909	24,362	4,032	62,887
-	-	-	-	(1,598)	(5,633)	(43,120)	(26,010)

336,544	3,525,276	1,988,005	1,780,735	578,493	3,178,495	1,983,530	2,294,071

55,871	1,359,844	338,284	286,572	251,570	505,291	575,859	332,614
3,853	94,119	44,164	31,499	23,926	60,524	160,156	87,183
7,469	29,129	8,133	7,781	9,547	8,849	14,234	10,965
11,704	13,834	11,915	11,788	11,965	12,079	12,348	12,380
1,470	3,205	1,651	1,695	2,822	2,461	2,390	3,533
5,297	10,843	6,627	6,482	6,458	7,162	(740)	(884)
-	-	-	29,022	-	60,326	68,987	22,495
10,662	24,817	12,499	11,467	12,382	13,927	17,401	18,034

96,326	1,535,791	423,273	386,306	318,670	670,619	850,635	486,320

(21,192)	(1)	(81,812)	(1)	(2)	(1)	(2)	(4)

75,134	1,535,790	341,461	386,305	318,668	670,618	850,633	486,316

261,410	1,989,486	1,646,544	1,394,430	259,825	2,507,877	1,132,897	1,807,755

(549,132)	8,847,715	(7,121,751)	(9,146,782)	(9,424,849)	(7,528,832)	745,642	5,816,967
-	-	-	-	-	-	-	(116,588)
2,486,091	116,767,212	14,846,539	15,509,115	22,000,031	43,177,360	25,135,673	9,685,237
(4,499)	-	-	-	-	-	-	38,721
-	-	-	-	-	-	41	-

1,932,460	125,614,927	7,724,788	6,362,333	12,575,182	35,648,528	25,881,356	15,424,337

(729,459)	(69,132,627)	(6,247,130)	(12,764,343)	3,070,180	(27,284,982)	(13,840,802)	(12,187,312)
(13,114)	(1)	1	1	1	-	-	(112,224)
-	-	-	-	-	-	(37)	-

(742,573)	(69,132,628)	(6,247,129)	(12,764,342)	3,070,181	(27,284,982)	(13,840,839)	(12,299,536)

1,189,887	56,482,299	1,477,659	(6,402,009)	15,645,363	8,363,546	12,040,517	3,124,801

$1,451,297	$58,471,785	$3,124,203	$(5,007,579)	$15,905,188	$10,871,423	$13,173,414	$4,932,556

41

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)		Invesco Dynamic Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income	$341,938	$921,055	$8,093,048	$16,678,075
Net realized gain (loss)	82,127,893	162,056,832	65,834,711	18,028,875
Change in net unrealized appreciation (depreciation)	308,036	111,272,819	(17,136,534)	181,266,801

Net increase in net assets resulting from operations	82,777,867	274,250,706	56,791,225	215,973,751

Distributions to Shareholders from:
Distributable earnings	(294,560)	(1,014,053)	(7,170,262)	(17,183,173)

Shareholder Transactions:
Proceeds from shares sold	427,654,405	676,442,993	351,232,891	382,550,596
Value of shares repurchased	(426,513,261)	(810,376,331)	(359,129,940)	(523,573,223)

Net increase (decrease) in net assets resulting from share transactions	1,141,144	(133,933,338)	(7,897,049)	(141,022,627)

Net increase (decrease) in net assets	83,624,451	139,303,315	41,723,914	57,767,951

Net assets:
Beginning of period	753,156,547	613,853,232	736,476,798	678,708,847

End of period	$836,780,998	$753,156,547	$778,200,712	$736,476,798

Changes in Shares Outstanding:
Shares sold	5,760,000	10,900,000	7,710,000	9,810,000
Shares repurchased	(5,760,000)	(12,880,000)	(7,880,000)	(13,600,000)
Shares outstanding, beginning of period	10,570,000	12,550,000	16,660,000	20,450,000

Shares outstanding, end of period	10,570,000	10,570,000	16,490,000	16,660,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$939,276	$1,396,582	$2,285,073	$2,714,445	$261,410	$685,274
5,274,082	2,844,273	29,280,699	21,818,104	1,932,460	(2,770,237)
2,106,833	22,573,305	12,537,931	105,892,700	(742,573)	16,306,378

8,320,191	26,814,160	44,103,703	130,425,249	1,451,297	14,221,415

(817,072)	(1,410,989)	(1,914,460)	(3,178,357)	(266,435)	(722,920)

26,001,810	25,876,612	508,634,317	355,367,983	18,623,549	18,317,903
(12,131,185)	(15,265,610)	(309,196,925)	(314,965,394)	(18,212,996)	(40,635,188)

13,870,625	10,611,002	199,437,392	40,402,589	410,553	(22,317,285)

21,373,744	36,014,173	241,626,635	167,649,481	1,595,415	(8,818,790)

89,617,958	53,603,785	411,737,089	244,087,608	35,371,680	44,190,470

$110,991,702	$89,617,958	$653,363,724	$411,737,089	$36,967,095	$35,371,680

320,000	380,000	5,800,000	4,800,000	380,000	420,000
(150,000)	(230,000)	(3,590,000)	(4,720,000)	(380,000)	(1,090,000)
1,150,000	1,000,000	4,830,000	4,750,000	730,000	1,400,000

1,320,000	1,150,000	7,040,000	4,830,000	730,000	730,000

43

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income	$1,989,486	$3,405,986	$1,646,544	$1,137,219
Net realized gain	125,614,927	186,739,142	7,724,788	11,624,084
Change in net unrealized appreciation (depreciation)	(69,132,628)	134,034,658	(6,247,129)	33,306,854

Net increase (decrease) in net assets resulting from operations	58,471,785	324,179,786	3,124,203	46,068,157

Distributions to Shareholders from:
Distributable earnings	(748,100)	(3,601,237)	(1,626,358)	(1,069,777)

Shareholder Transactions:
Proceeds from shares sold	433,427,384	969,849,550	147,287,788	234,768,439
Value of shares repurchased	(419,398,525)	(865,541,784)	(104,453,874)	(57,477,116)

Net increase (decrease) in net assets resulting from share transactions	14,028,859	104,307,766	42,833,914	177,291,323

Net increase in net assets	71,752,544	424,886,315	44,331,759	222,289,703

Net assets:
Beginning of period	943,933,979	519,047,664	245,867,637	23,577,934

End of period	$1,015,686,523	$943,933,979	$290,199,396	$245,867,637

Changes in Shares Outstanding:
Shares sold	5,020,000	13,590,000	1,900,000	3,570,000
Shares repurchased	(4,890,000)	(12,150,000)	(1,400,000)	(920,000)
Shares outstanding, beginning of period	11,040,000	9,600,000	3,150,000	500,000

Shares outstanding, end of period	11,170,000	11,040,000	3,650,000	3,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$1,394,430	$669,726	$259,825	$623,058	$2,507,877	$1,207,501
6,362,333	4,763,531	12,575,182	28,321,937	35,648,528	10,253,868
(12,764,342)	31,837,071	3,070,181	14,369,143	(27,284,982)	69,045,719

(5,007,579)	37,270,328	15,905,188	43,314,138	10,871,423	80,507,088

(1,031,958)	(749,115)	(180,309)	(704,740)	(1,859,516)	(1,215,462)

186,903,881	99,055,488	71,252,143	163,507,513	396,380,504	190,708,923
(130,630,586)	(47,914,575)	(74,937,435)	(109,262,220)	(210,741,296)	(63,460,080)

56,273,295	51,140,913	(3,685,292)	54,245,293	185,639,208	127,248,843

50,233,758	87,662,126	12,039,587	96,854,691	194,651,115	206,540,469

132,722,092	45,059,966	171,548,383	74,693,692	259,318,920	52,778,451

$182,955,850	$132,722,092	$183,587,970	$171,548,383	$453,970,035	$259,318,920

3,970,000	2,450,000	1,340,000	3,490,000	7,640,000	4,800,000
(2,920,000)	(1,340,000)	(1,420,000)	(2,440,000)	(4,270,000)	(1,830,000)
2,860,000	1,750,000	3,350,000	2,300,000	5,270,000	2,300,000

3,910,000	2,860,000	3,270,000	3,350,000	8,640,000	5,270,000

45

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income	$1,132,897	$2,680,957	$1,807,755	$4,265,821
Net realized gain (loss)	25,881,356	61,149,235	15,424,337	(7,026,026)
Change in net unrealized appreciation (depreciation)	(13,840,839)	38,433,070	(12,299,536)	59,629,702

Net increase in net assets resulting from operations	13,173,414	102,263,262	4,932,556	56,869,497

Distributions to Shareholders from:
Distributable earnings	-	(3,261,907)	(2,353,723)	(3,955,699)

Shareholder Transactions:
Proceeds from shares sold	135,628,745	290,556,750	52,051,478	67,255,544
Value of shares repurchased	(148,659,265)	(395,595,194)	(59,281,854)	(111,639,759)

Net increase (decrease) in net assets resulting from share transactions	(13,030,520)	(105,038,444)	(7,230,376)	(44,384,215)

Net increase (decrease) in net assets	142,894	(6,037,089)	(4,651,543)	8,529,583

Net assets:
Beginning of period	226,797,696	232,834,785	133,536,344	125,006,761

End of period	$226,940,590	$226,797,696	$128,884,801	$133,536,344

Changes in Shares Outstanding:
Shares sold	1,510,000	4,150,000	2,110,000	3,230,000
Shares repurchased	(1,640,000)	(5,650,000)	(2,380,000)	(5,580,000)
Shares outstanding, beginning of period	2,550,000	4,050,000	5,550,800	7,900,800

Shares outstanding, end of period	2,420,000	2,550,000	5,280,800	5,550,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights

Invesco Dynamic Large Cap Growth ETF (PWB)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$71.25		$48.91	$48.75	$43.32	$35.00	$30.82

Net investment income(a)	0.03		0.08	0.19	0.48	0.27	0.24
Net realized and unrealized gain on investments	7.92		22.34	0.24	5.39	8.32	4.19

Total from investment operations	7.95		22.42	0.43	5.87	8.59	4.43

Distributions to shareholders from:
Net investment income	(0.03)		(0.08)	(0.27)	(0.44)	(0.27)	(0.25)

Net asset value at end of period	$79.17		$71.25	$48.91	$48.75	$43.32	$35.00

Market price at end of period(b)	$79.04		$71.25	$48.93	$48.77	$43.38	$35.02

Net Asset Value Total Return(c)	11.16%		45.89%	0.92%	13.69%	24.63%	14.46%
Market Price Total Return(c)	10.98%		45.83%	0.91%	13.57%	24.73%	14.57%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$836,781		$753,157	$613,853	$758,057	$569,715	$441,053
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.56%	0.56%	0.55%	0.57%	0.57%
Expenses, prior to Waivers	0.55	%(d)	0.56%	0.56%	0.55%	0.57%	0.57%
Net investment income	0.09	%(d)	0.13%	0.38%	1.06%	0.68%	0.74%
Portfolio turnover rate(e)	61%		118%	166%	181%	119%	116%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)

Invesco Dynamic Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$44.21		$33.19	$36.73	$36.10	$35.26	$30.01

Net investment income(a)	0.49		0.91	0.91	0.84	0.73	0.67
Net realized and unrealized gain (loss) on investments	2.92		11.05	(3.52)	0.68	0.83	5.28

Total from investment operations	3.41		11.96	(2.61)	1.52	1.56	5.95

Distributions to shareholders from:
Net investment income	(0.43)		(0.94)	(0.93)	(0.89)	(0.72)	(0.70)

Net asset value at end of period	$47.19		$44.21	$33.19	$36.73	$36.10	$35.26

Market price at end of period(b)	$47.20		$44.20	$33.23	$36.74	$36.13	$35.27

Net Asset Value Total Return(c)	7.80%		36.68%	(7.12)%	4.32%	4.39%	20.06%
Market Price Total Return(c)	7.85%		36.50%	(7.04)%	4.26%	4.44%	20.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$778,201		$736,477	$678,709	$1,041,362	$1,373,520	$1,256,973
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.58%	0.56%	0.55%	0.56%	0.56%
Expenses, prior to Waivers	0.56	%(d)	0.58%	0.56%	0.55%	0.56%	0.56%
Net investment income	2.14	%(d)	2.47%	2.43%	2.33%	1.96%	2.04%
Portfolio turnover rate(e)	56%		149%	142%	189%	128%	118%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)

Invesco S&P 100 Equal Weight ETF (EQWL)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$77.93		$53.60	$56.90		$52.38	$46.71	$39.77

Net investment income(a)	0.77		1.34	1.30		1.14	0.88	0.74
Net realized and unrealized gain (loss) on investments	6.06		24.35	(3.22)		4.52	5.63	6.95

Total from investment operations	6.83		25.69	(1.92)		5.66	6.51	7.69

Distributions to shareholders from:
Net investment income	(0.68)		(1.36)	(1.38)		(1.14)	(0.84)	(0.75)

Net asset value at end of period	$84.08		$77.93	$53.60		$56.90	$52.38	$46.71

Market price at end of period(b)	$84.08		$77.98	$53.54		$56.91	$52.42	$46.75

Net Asset Value Total Return(c)	8.81%		48.53%	(3.34)%		11.04%	14.02%	19.58%
Market Price Total Return(c)	8.74%		48.79%	(3.46)%		10.98%	14.01%	19.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$110,992		$89,618	$53,604		$59,749	$60,232	$39,703
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.26	%(e)	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.35	%(d)	0.40%	0.40	%(e)	0.41%	0.47%	0.54%
Net investment income	1.89	%(d)	2.08%	2.28	%(e)	2.13%	1.74%	1.74%
Portfolio turnover rate(f)	5%		20%	51%		24%	32%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)

Invesco S&P 500 GARP ETF (SPGP)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$85.25		$51.39	$55.20	$47.90	$38.49	$32.92

Net investment income(a)	0.34		0.71	0.71	0.47	0.35	0.29
Net realized and unrealized gain (loss) on investments	7.50		33.95	(3.81)	7.29	9.38	5.61

Total from investment operations	7.84		34.66	(3.10)	7.76	9.73	5.90

Distributions to shareholders from:
Net investment income	(0.28)		(0.80)	(0.71)	(0.46)	(0.32)	(0.33)

Net asset value at end of period	$92.81		$85.25	$51.39	$55.20	$47.90	$38.49

Market price at end of period(b)	$92.79		$85.34	$51.43	$55.18	$47.94	$38.50

Net Asset Value Total Return(c)	9.21%		67.94%	(5.56)%	16.35%	25.36%	18.06%
Market Price Total Return(c)	9.07%		67.99%	(5.45)%	16.20%	25.44%	18.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$653,364		$411,737	$244,088	$229,088	$208,355	$146,256
Ratio to average net assets of:
Expenses, after Waivers	0.33	%(d)	0.36%	0.34%	0.36%	0.39%	0.39%
Expenses, prior to Waivers	0.33	%(d)	0.36%	0.34%	0.36%	0.39%	0.39%
Net investment income	0.76	%(d)	1.07%	1.23%	0.92%	0.80%	0.84%
Portfolio turnover rate(e)	36%		68%	110%	17%	19%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights—(continued)

Invesco S&P 500 Value with Momentum ETF (SPVM)

	Six Months Ended October 31, 2021		Years Ended April 30,
	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$48.45		$31.56	$40.00		$38.01	$35.60	$29.58

Net investment income(a)	0.34		0.78	0.87		1.03	0.93	0.73
Net realized and unrealized gain (loss) on investments	2.20		16.94	(8.26)		2.06	2.28	6.13

Total from investment operations	2.54		17.72	(7.39)		3.09	3.21	6.86

Distributions to shareholders from:
Net investment income	(0.35)		(0.83)	(1.05)		(1.10)	(0.80)	(0.84)

Net asset value at end of period	$50.64		$48.45	$31.56		$40.00	$38.01	$35.60

Market price at end of period(b)	$50.66		$48.46	$31.62		$39.99	$38.03	$35.63

Net Asset Value Total Return(c)	5.28%		56.93%	(18.74)%		8.40%	9.07%	23.47%
Market Price Total Return(c)	5.30%		56.68%	(18.57)%		8.31%	9.04%	23.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,967		$35,372	$44,190		$96,009	$104,539	$74,770
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.40	%(e)	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.50	%(d)	0.57%	0.45	%(e)	0.41%	0.44%	0.46%
Net investment income	1.36	%(d)	2.07%	2.24	%(e)	2.70%	2.49%	2.23%
Portfolio turnover rate(f)	47%		83%	127%		32%	25%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights—(continued)

Invesco S&P MidCap Momentum ETF (XMMO)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$85.50		$54.07	$59.05	$45.61	$34.85	$29.14

Net investment income(a)	0.18		0.32	0.49	0.06	0.02	0.09
Net realized and unrealized gain (loss) on investments	5.32		31.45	(4.92)	13.47	10.79	5.70

Total from investment operations	5.50		31.77	(4.43)	13.53	10.81	5.79

Distributions to shareholders from:
Net investment income	(0.07)		(0.34)	(0.55)	(0.09)	(0.05)	(0.08)

Net asset value at end of period	$90.93		$85.50	$54.07	$59.05	$45.61	$34.85

Market price at end of period(b)	$90.96		$85.51	$54.17	$59.07	$45.71	$34.85

Net Asset Value Total Return(c)	6.44%		58.94%	(7.45)%	29.72%	31.05%	19.89%
Market Price Total Return(c)	6.47%		58.66%	(7.32)%	29.48%	31.34%	19.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,015,687		$943,934	$519,048	$625,899	$132,259	$67,967
Ratio to average net assets of:
Expenses, after Waivers	0.33	%(d)	0.33%	0.34%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.33	%(d)	0.33%	0.34%	0.39%	0.43%	0.46%
Net investment income	0.42	%(d)	0.44%	0.84%	0.12%	0.05%	0.30%
Portfolio turnover rate(e)	80%		100%	194%	30%	29%	49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights—(continued)

Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$78.05		$47.16	$50.74		$47.29	$43.74	$38.93

Net investment income(a)	0.48		0.77	0.67		0.66	0.60	0.54
Net realized and unrealized gain (loss) on investments	1.45		30.84	(3.49)		3.46	3.53	4.86

Total from investment operations	1.93		31.61	(2.82)		4.12	4.13	5.40

Distributions to shareholders from:
Net investment income	(0.47)		(0.72)	(0.76)		(0.67)	(0.58)	(0.59)

Net asset value at end of period	$79.51		$78.05	$47.16		$50.74	$47.29	$43.74

Market price at end of period(b)	$79.54		$78.13	$47.33		$50.72	$47.30	$43.74

Net Asset Value Total Return(c)	2.50%		67.43%	(5.52)%		8.85%	9.50%	14.00%
Market Price Total Return(c)	2.44%		67.00%	(5.15)%		8.78%	9.52%	14.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$290,199		$245,868	$23,578		$25,372	$23,645	$26,242
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.27	%(e)	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.31	%(d)	0.37%	0.56	%(e)	0.61%	0.66%	0.68%
Net investment income	1.22	%(d)	1.17%	1.35	%(e)	1.36%	1.31%	1.32%
Portfolio turnover rate(f)	61%		56%	130%		30%	28%	36%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights—(continued)

Invesco S&P MidCap Value with Momentum ETF (XMVM)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$46.41		$25.75	$32.38		$30.69	$31.00	$27.22

Net investment income(a)	0.33		0.38	0.54		0.84	0.69	0.68
Net realized and unrealized gain (loss) on investments	0.29	(b)	20.73	(6.49)		1.64	(0.26)	3.80

Total from investment operations	0.62		21.11	(5.95)		2.48	0.43	4.48

Distributions to shareholders from:
Net investment income	(0.24)		(0.45)	(0.68)		(0.79)	(0.74)	(0.70)

Net asset value at end of period	$46.79		$46.41	$25.75		$32.38	$30.69	$31.00

Market price at end of period(c)	$46.81		$46.51	$25.81		$32.36	$30.69	$31.00

Net Asset Value Total Return(d)	1.35%		82.77%	(18.59)%		8.36%	1.39%	16.60%
Market Price Total Return(d)	1.18%		82.75%	(18.34)%		8.30%	1.39%	16.64%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$182,956		$132,722	$45,060		$51,809	$46,028	$68,203
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.40	%(f)	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(e)	0.46%	0.44	%(f)	0.48%	0.51%	0.49%
Net investment income	1.41	%(e)	1.09%	1.72	%(f)	2.73%	2.24%	2.28%
Portfolio turnover rate(g)	47%		78%	128%		49%	52%	39%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights—(continued)

Invesco S&P SmallCap Momentum ETF (XSMO)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$51.21		$32.48	$37.29	$33.25	$28.50	$23.23

Net investment income(a)	0.08		0.24	0.34	0.13	0.14	0.07
Net realized and unrealized gain (loss) on investments	4.91		18.77	(4.71)	4.04	4.75	5.27

Total from investment operations	4.99		19.01	(4.37)	4.17	4.89	5.34

Distributions to shareholders from:
Net investment income	(0.06)		(0.28)	(0.44)	(0.13)	(0.14)	(0.07)

Net asset value at end of period	$56.14		$51.21	$32.48	$37.29	$33.25	$28.50

Market price at end of period(b)	$56.15		$51.16	$32.56	$37.31	$33.31	$28.49

Net Asset Value Total Return(c)	9.74%		58.74%	(11.70)%	12.55%	17.18%	23.02%
Market Price Total Return(c)	9.87%		58.20%	(11.53)%	12.41%	17.43%	22.82%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$183,588		$171,548	$74,694	$89,495	$48,215	$34,195
Ratio to average net assets of:
Expenses, after Waivers	0.37	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.37	%(d)	0.40%	0.40%	0.44%	0.59%	0.65%
Net investment income	0.30	%(d)	0.53%	0.92%	0.37%	0.47%	0.29%
Portfolio turnover rate(e)	83%		132%	180%	44%	43%	55%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights—(continued)

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$49.21		$22.95	$30.31		$30.37	$29.27	$23.87

Net investment income(a)	0.37		0.38	0.51		0.58	0.63	0.52
Net realized and unrealized gain (loss) on investments	3.22		26.23	(7.27)		0.03	1.04	5.55

Total from investment operations	3.59		26.61	(6.76)		0.61	1.67	6.07

Distributions to shareholders from:
Net investment income	(0.26)		(0.35)	(0.60)		(0.67)	(0.57)	(0.67)

Net asset value at end of period	$52.54		$49.21	$22.95		$30.31	$30.37	$29.27

Market price at end of period(b)	$52.52		$49.27	$22.92		$30.30	$30.40	$29.26

Net Asset Value Total Return(c)	7.34%		116.75%	(22.43)%		2.13%	5.73%	25.64%
Market Price Total Return(c)	7.17%		117.30%	(22.51)%		2.00%	5.87%	25.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$453,970		$259,319	$52,778		$78,794	$72,883	$83,415
Ratio to average net assets of:
Expenses, after Waivers	0.38	%(d)	0.39%	0.40	%(e)	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.38	%(d)	0.41%	0.40	%(e)	0.44%	0.46%	0.46%
Net investment income	1.44	%(d)	1.11%	1.73	%(e)	1.88%	2.12%	1.90%
Portfolio turnover rate(f)	43%		75%	136%		52%	56%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights—(continued)

Invesco Zacks Mid-Cap ETF (CZA)

	Six Months Ended October 31, 2021		Years Ended April 30,					Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2021	2020		2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$88.94		$57.49	$70.67		$64.70		$61.60		$53.00	$49.05

Net investment income(a)	0.45		0.83	1.03		0.90		0.53		0.81	0.87
Net realized and unrealized gain (loss) on investments	4.39		31.70	(13.14)		5.82		3.29		8.81	3.73

Total from investment operations	4.84		32.53	(12.11)		6.72		3.82		9.62	4.60

Distributions to shareholders from:
Net investment income	-		(1.08)	(1.07)		(0.75)		(0.72)		(1.02)	(0.65)

Net asset value at end of period	$93.78		$88.94	$57.49		$70.67		$64.70		$61.60	$53.00

Market price at end of period	$93.78	(b)	$88.93 (b)	$57.59	(b)	$70.75	(b)	$64.75	(b)	$61.67	$52.94

Net Asset Value Total Return(c)	5.45%		56.93%	(17.51)%		10.68%		6.19%		18.40%	9.53%
Market Price Total Return(c)	5.46%		56.65%	(17.46)%		10.72%		6.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$226,941		$226,798	$232,835		$265,019		$255,584		$203,284	$143,100
Ratio to average net assets of:
Expenses, after Waivers	0.74	%(d)	0.69%	0.65	%(e)(f)	0.65	%(e)	0.65	%(d)	0.65%	0.65%
Expenses, prior to Waivers	0.74	%(d)	0.69%	0.68	%(e)(f)	0.70	%(e)	0.74	%(d)	0.74%	0.74%
Net investment income	0.98	%(d)	1.18%	1.46	%(f)	1.36%		1.23	%(d)	1.43%	1.78%
Portfolio turnover rate(g)	63%		162%	144%		170%		136%		181%	172%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights—(continued)

Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2021		Years Ended April 30,					Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2021	2020		2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.06		$15.82	$22.25		$21.87		$21.11		$19.75	$19.92

Net investment income(a)(b)	0.33		0.65	0.77		0.81		0.49		0.80	0.87
Net realized and unrealized gain (loss) on investments	0.46		8.20	(6.45)		0.38		0.94		1.46	(0.06)

Total from investment operations	0.79		8.85	(5.68)		1.19		1.43		2.26	0.81

Distributions to shareholders from:
Net investment income	(0.44)		(0.61)	(0.75)		(0.81)		(0.59)		(0.60)	(0.98)
Return of capital	-		-	-		-		(0.08)		(0.30)	-

Total distributions	(0.44)		(0.61)	(0.75)		(0.81)		(0.67)		(0.90)	(0.98)

Net asset value at end of period	$24.41		$24.06	$15.82		$22.25		$21.87		$21.11	$19.75

Market price at end of period	$24.40	(c)	$24.08 (c)	$15.84	(c)	$22.27	(c)	$21.87	(c)	$21.08	$19.74

Net Asset Value Total Return(d)	3.35%		57.19%	(25.93)%		5.67%		6.83%		11.73%	4.49%
Market Price Total Return(d)	3.22%		57.13%	(25.91)%		5.76%		6.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$128,885		$133,536	$125,007		$229,220		$286,460		$346,144	$427,658
Ratio to average net assets of:
Expenses, after Waivers	0.73	%(e)(f)	0.73%	0.65	%(f)(g)	0.65	%(f)	0.65	%(e)(f)	0.65%	0.65%
Expenses, prior to Waivers	0.73	%(e)(f)	0.73%	0.69	%(f)(g)	0.71	%(f)	0.74	%(e)(f)	0.72%	0.73%
Net investment income(b)	2.72	%(e)	3.48%	3.64	%(g)	3.71%		3.38	%(e)	3.93%	4.62%
Portfolio turnover rate(h)	90%		176%	203%		196%		142%		203%	228%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Large Cap Growth ETF (PWB)	“Dynamic Large Cap Growth ETF”

Invesco Dynamic Large Cap Value ETF (PWV)	“Dynamic Large Cap Value ETF”

Invesco S&P 100 Equal Weight ETF (EQWL)	“S&P 100 Equal Weight ETF”

Invesco S&P 500 GARP ETF (SPGP)	“S&P 500 GARP ETF”

Invesco S&P 500 Value with Momentum ETF (SPVM)	“S&P 500 Value with Momentum ETF”

Invesco S&P MidCap Momentum ETF (XMMO)	“S&P MidCap Momentum ETF”

Invesco S&P MidCap Quality ETF (XMHQ)	“S&P MidCap Quality ETF”

Invesco S&P MidCap Value with Momentum ETF (XMVM)	“S&P MidCap Value with Momentum ETF”

Invesco S&P SmallCap Momentum ETF (XSMO)	“S&P SmallCap Momentum ETF”

Invesco S&P SmallCap Value with Momentum ETF (XSVM)	“S&P SmallCap Value with Momentum ETF”

Invesco Zacks Mid-Cap ETF (CZA)	“Zacks Mid-Cap ETF”

Invesco Zacks Multi-Asset Income ETF (CVY)	“Zacks Multi-Asset Income ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Large Cap Growth ETF	Dynamic Large Cap Growth Intellidex® Index

Dynamic Large Cap Value ETF	Dynamic Large Cap Value Intellidex® Index

S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index

S&P 500 GARP ETF	S&P 500® GARP Index

S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index

S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index

S&P MidCap Quality ETF	S&P MidCap 400® Quality Index

S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index

S&P SmallCap Momentum ETF	S&P SmallCap 600 Momentum Index

S&P SmallCap Value with Momentum ETF	S&P SmallCap 600 High Momentum Value Index

Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index

Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the

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Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, Zacks Multi-Asset Income ETF had affiliated securities lending transactions with Invesco and the fees paid to Invesco by the Fund were less than $100.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain

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an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Investment Companies Risk. Investing in other investment companies subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in exchange-traded funds are subject to, among other risks, the risk that the fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary

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due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, and as a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. For certain Funds, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses

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(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2023. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2023. The Expense Cap for each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2023 and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2023. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six months ended October 31, 2021 under this Expense Cap for Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, S&P 500 GARP ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF, S&P SmallCap Value with Momentum ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth ETF	$3

Dynamic Large Cap Value ETF	2

S&P 100 Equal Weight ETF	48,488

S&P 500 GARP ETF	3

S&P 500 Value with Momentum ETF	21,192

S&P MidCap Momentum ETF	1

S&P MidCap Quality ETF	81,812

S&P MidCap Value with Momentum ETF	1

S&P SmallCap Momentum ETF	2

S&P SmallCap Value with Momentum ETF	1

Zacks Mid-Cap ETF	2

Zacks Multi-Asset Income ETF	4

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2021 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/22	4/30/23	4/30/24	10/31/24

S&P 100 Equal Weight ETF	$279,075	$ 44,981	$83,270	$102,337	$48,487

S&P 500 Value with Momentum ETF	114,661	10,369	25,059	58,042	21,191

S&P MidCap Quality ETF	311,706	36,204	73,104	120,587	81,811

S&P MidCap Value with Momentum ETF	81,822	15,217	20,444	46,161	-

S&P SmallCap Momentum ETF	33,094	16,040	4,985	12,069	-

Zacks Mid-Cap ETF	115,950	46,570	69,380	-	-

Zacks Multi-Asset Income ETF	191,490	121,924	69,566	-	-

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dynamic Large Cap Growth ETF	ICE Data Indices, LLC

Dynamic Large Cap Value ETF	ICE Data Indices, LLC

S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC

S&P 500 GARP ETF	S&P Dow Jones Indices LLC

S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Quality ETF	S&P Dow Jones Indices LLC

S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC

Zacks Mid-Cap ETF	Zacks Investment Research, Inc.

Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dynamic Large Cap Growth ETF	$25,378

Dynamic Large Cap Value ETF	43,299

S&P 100 Equal Weight ETF	403

S&P 500 GARP ETF	7

S&P 500 Value with Momentum ETF	12

S&P MidCap Momentum ETF	1,868

S&P MidCap Quality ETF	868

S&P MidCap Value with Momentum ETF	2,332

S&P SmallCap Momentum ETF	2,949

S&P SmallCap Value with Momentum ETF	4,371

Zacks Mid-Cap ETF	2,558

Zacks Multi-Asset Income ETF	23,973

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended October 31, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 100 Equal Weight ETF	$-	$43,623	$3,767

S&P 500 Value with Momentum ETF	-	3,832	420

S&P MidCap Momentum ETF	-	6,324,626	238,744

S&P MidCap Quality ETF	-	884,222	49,996

S&P SmallCap Momentum ETF	-	329,024	(163,179)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

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NOTE 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021, for each Fund (except for S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF). As of October 31, 2021, all of the securities in S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Dynamic Large Cap Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$836,561,463	$-	$-	$836,561,463

Money Market Funds	295,890	5,954,710	-	6,250,600

Total Investments	$836,857,353	$5,954,710	$-	$842,812,063

Dynamic Large Cap Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$777,652,198	$-	$-	$777,652,198

Money Market Funds	15,774	9,572,090	-	9,587,864

Total Investments	$777,667,972	$9,572,090	$-	$787,240,062

S&P 500 GARP ETF

Investments in Securities

Common Stocks & Other Equity Interests	$653,561,208	$-	$-	$653,561,208

Money Market Funds	-	3,523,954	-	3,523,954

Total Investments	$653,561,208	$3,523,954	$-	$657,085,162

S&P MidCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,015,144,352	$-	$-	$1,015,144,352

Money Market Funds	675,499	111,838,452	-	112,513,951

Total Investments	$1,015,819,851	$111,838,452	$-	$1,127,658,303

S&P MidCap Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$289,979,814	$-	$-	$289,979,814

Money Market Funds	274,538	9,847,410	-	10,121,948

Total Investments	$290,254,352	$9,847,410	$-	$300,101,762

S&P MidCap Value with Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$182,784,932	$-	$-	$182,784,932

Money Market Funds	256,149	12,597,067	-	12,853,216

Total Investments	$183,041,081	$12,597,067	$-	$195,638,148

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	Level 1	Level 2	Level 3	Total

S&P SmallCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$183,460,374	$-	$-	$183,460,374

Money Market Funds	218,475	31,509,487	-	31,727,962

Total Investments	$183,678,849	$31,509,487	$-	$215,188,336

S&P SmallCap Value with Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$453,736,947	$-	$-	$453,736,947

Money Market Funds	443,952	50,488,270	-	50,932,222

Total Investments	$454,180,899	$50,488,270	$-	$504,669,169

Zacks Mid-Cap ETF

Investments in Securities

Common Stocks & Other Equity Interests	$226,909,204	$-	$-	$226,909,204

Money Market Funds	273,428	13,921,917	-	14,195,345

Total Investments	$227,182,632	$13,921,917	$-	$241,104,549

Zacks Multi-Asset Income ETF

Investments in Securities

Common Stocks & Other Equity Interests	$103,209,390	$-	$-	$103,209,390

Closed-End Funds	12,706,752	-	-	12,706,752

Preferred Stocks	12,684,688	-	-	12,684,688

Money Market Funds	285,369	7,129,183	-	7,414,552

Total Investments	$128,886,199	$7,129,183	$-	$136,015,382

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dynamic Large Cap Growth ETF	$129,608,164	$1,013,013	$130,621,177

Dynamic Large Cap Value ETF	364,590,552	67,270,883	431,861,435

S&P 100 Equal Weight ETF	1,481,669	3,374,740	4,856,409

S&P 500 GARP ETF	20,449,803	10,909,395	31,359,198

S&P 500 Value with Momentum ETF	9,177,595	5,276,520	14,454,115

S&P MidCap Momentum ETF	81,729,184	12,193,287	93,922,471

S&P MidCap Quality ETF	1,304,482	3,310,664	4,615,146

S&P MidCap Value with Momentum ETF	16,791,423	6,085,180	22,876,603

S&P SmallCap Momentum ETF	27,497,117	7,920,603	35,417,720

S&P SmallCap Value with Momentum ETF	22,734,679	15,712,963	38,447,642

Zacks Mid-Cap ETF	109,603,049	10,696,819	120,299,868

Zacks Multi-Asset Income ETF	365,443,488	78,421,750	443,865,238

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

68

NOTE 7—Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Large Cap Growth ETF	$500,845,237	$503,058,968

Dynamic Large Cap Value ETF	431,186,096	431,131,932

S&P 100 Equal Weight ETF	5,065,508	4,825,794

S&P 500 GARP ETF	213,373,681	212,265,878

S&P 500 Value with Momentum ETF	17,731,952	17,821,896

S&P MidCap Momentum ETF	753,603,819	750,369,009

S&P MidCap Quality ETF	163,742,423	162,629,249

S&P MidCap Value with Momentum ETF	90,321,243	89,131,441

S&P SmallCap Momentum ETF	144,902,859	144,821,026

S&P SmallCap Value with Momentum ETF	153,015,694	148,375,181

Zacks Mid-Cap ETF	142,168,498	142,320,113

Zacks Multi-Asset Income ETF	118,521,811	118,328,974

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Dynamic Large Cap Growth ETF	$427,535,164	$424,313,206

Dynamic Large Cap Value ETF	350,532,327	357,958,473

S&P 100 Equal Weight ETF	25,958,034	12,239,485

S&P 500 GARP ETF	508,429,563	309,317,986

S&P 500 Value with Momentum ETF	18,557,242	18,063,244

S&P MidCap Momentum ETF	433,126,916	421,664,999

S&P MidCap Quality ETF	146,842,267	105,205,068

S&P MidCap Value with Momentum ETF	186,852,843	131,534,082

S&P SmallCap Momentum ETF	71,045,427	74,829,615

S&P SmallCap Value with Momentum ETF	393,083,381	211,627,642

Zacks Mid-Cap ETF	135,666,941	147,435,427

Zacks Multi-Asset Income ETF	51,972,108	58,188,859

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

Dynamic Large Cap Growth ETF	$173,551,540	$(16,603,715)	$156,947,825	$685,864,238

Dynamic Large Cap Value ETF	93,024,884	(10,329,900)	82,694,984	704,545,078

S&P 100 Equal Weight ETF	23,761,719	(1,922,810)	21,838,909	89,126,405

S&P 500 GARP ETF	77,397,586	(14,381,705)	63,015,881	594,069,281

S&P 500 Value with Momentum ETF	5,343,559	(395,194)	4,948,365	32,075,950

S&P MidCap Momentum ETF	97,806,009	(21,348,529)	76,457,480	1,051,200,823

S&P MidCap Quality ETF	34,492,135	(9,399,265)	25,092,870	275,008,892

S&P MidCap Value with Momentum ETF	13,778,008	(7,036,745)	6,741,263	188,896,885

S&P SmallCap Momentum ETF	22,181,331	(6,234,049)	15,947,282	199,241,054

S&P SmallCap Value with Momentum ETF	36,710,505	(14,622,610)	22,087,895	482,581,274

Zacks Mid-Cap ETF	25,109,564	(4,645,568)	20,463,996	220,640,553

Zacks Multi-Asset Income ETF	11,745,596	(10,826,174)	919,422	135,095,960

69

NOTE 8—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9—Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

70

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

In addition to the fees and expenses which the Invesco Zacks Multi-Asset Income ETF bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Large Cap Growth ETF (PWB)

Actual	$1,000.00	$1,111.60	0.55%	$2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

Invesco Dynamic Large Cap Value ETF (PWV)

Actual	1,000.00	1,078.00	0.56	2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

Invesco S&P 100 Equal Weight ETF (EQWL)

Actual	1,000.00	1,088.10	0.25	1.32

Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

Invesco S&P 500 GARP ETF (SPGP)

Actual	1,000.00	1,092.10	0.33	1.74

Hypothetical (5% return before expenses)	1,000.00	1,023.54	0.33	1.68

71

Calculating your ongoing Fund expenses—(continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 Value with Momentum ETF (SPVM)

Actual	$1,000.00	$1,052.80	0.39%	$2.02

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P MidCap Momentum ETF (XMMO)

Actual	1,000.00	1,064.40	0.33	1.72

Hypothetical (5% return before expenses)	1,000.00	1,023.54	0.33	1.68

Invesco S&P MidCap Quality ETF (XMHQ)

Actual	1,000.00	1,025.00	0.25	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

Invesco S&P MidCap Value with Momentum ETF (XMVM)

Actual	1,000.00	1,013.50	0.39	1.98

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P SmallCap Momentum ETF (XSMO)

Actual	1,000.00	1,097.40	0.37	1.96

Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.37	1.89

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Actual	1,000.00	1,073.40	0.38	1.99

Hypothetical (5% return before expenses)	1,000.00	1,023.29	0.38	1.94

Invesco Zacks Mid-Cap ETF (CZA)

Actual	1,000.00	1,054.50	0.74	3.83

Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74	3.77

Invesco Zacks Multi-Asset Income ETF (CVY)

Actual	1,000.00	1,033.50	0.73	3.74

Hypothetical (5% return before expenses)	1,000.00	1,021.53	0.73	3.72

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

72

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-5 invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2021

PBE	Invesco Dynamic Biotechnology & Genome ETF

PKB	Invesco Dynamic Building & Construction ETF

PXE	Invesco Dynamic Energy Exploration & Production ETF

PBJ	Invesco Dynamic Food & Beverage ETF

PEJ	Invesco Dynamic Leisure and Entertainment ETF

PBS	Invesco Dynamic Media ETF

PXQ	Invesco Dynamic Networking ETF

PXJ	Invesco Dynamic Oil & Gas Services ETF

PJP	Invesco Dynamic Pharmaceuticals ETF

PSI	Invesco Dynamic Semiconductors ETF

PSJ	Invesco Dynamic Software ETF

2

Invesco Dynamic Biotechnology & Genome ETF (PBE)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-70.99%
Alkermes PLC(b)(c)	269,221	$8,154,704
Amgen, Inc.	66,810	13,827,666
Arrowhead Pharmaceuticals, Inc.(b)	129,910	8,290,856
Avid Bioservices, Inc.(b)(c)	339,269	10,408,773
Biogen, Inc.(b)	42,905	11,441,906
Blueprint Medicines Corp.(b)(c)	86,231	9,700,125
CareDx, Inc.(b)	104,765	5,343,015
Celldex Therapeutics, Inc.(b)(c)	166,594	7,086,909
Dicerna Pharmaceuticals, Inc.(b)(c)	396,328	8,247,586
Dynavax Technologies Corp.(b)(c)	540,416	10,792,108
Emergent BioSolutions, Inc.(b)(c)	130,260	6,209,494
Exelixis, Inc.(b)	431,924	9,290,685
Gilead Sciences, Inc.	207,476	13,461,043
Halozyme Therapeutics, Inc.(b)	202,136	7,695,318
Incyte Corp.(b)	198,446	13,291,913
Ironwood Pharmaceuticals, Inc.(b)(c)	617,073	7,880,022
Myriad Genetics, Inc.(b)(c)	233,007	7,169,625
Neurocrine Biosciences, Inc.(b)	88,201	9,297,268
OPKO Health, Inc.(b)(c)	2,163,067	8,198,024
Prothena Corp. PLC (Ireland)(b)(c)	127,795	7,073,453
United Therapeutics Corp.(b)	39,778	7,588,051
Vericel Corp.(b)(c)	155,115	7,138,392
Xencor, Inc.(b)(c)	255,263	10,098,204

		207,685,140

Health Care Equipment-2.71%
Cardiovascular Systems, Inc.(b)	225,928	7,925,554

Health Care Services-2.48%
Fulgent Genetics, Inc.(b)(c)	87,411	7,248,120

Life Sciences Tools & Services-18.27%
Bio-Techne Corp.	30,439	15,939,382
Illumina, Inc.(b)	31,253	12,971,870
QIAGEN N.V.(b)	151,049	8,422,492
Repligen Corp.(b)	55,449	16,107,935

		53,441,679

	Shares	Value
Pharmaceuticals-5.59%
Catalent, Inc.(b)	118,734	$16,368,669

Total Common Stocks & Other Equity Interests (Cost $271,062,513)		292,669,162

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $115,549)	115,549	115,549

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $271,178,062)		292,784,711

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-18.54%
Invesco Private Government Fund, 0.02%(d)(e)(f)	16,274,460	16,274,460
Invesco Private Prime Fund, 0.11%(d)(e)(f)	37,958,557	37,973,741

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,248,201)		54,248,201

TOTAL INVESTMENTS IN SECURITIES-118.62% (Cost $325,426,263)		347,032,912
OTHER ASSETS LESS LIABILITIES-(18.62)%		(54,483,625)

NET ASSETS-100.00%		$292,549,287

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$97,394	$6,842,292	$(6,824,137)	$-	$-	$ 115,549	$26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Biotechnology & Genome ETF (PBE)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$17,075,160	$61,522,494	$(62,323,194)	$-	$-	$16,274,460	$1,160	*

Invesco Private Prime Fund	25,612,740	127,611,539	(115,250,538)	-	-	37,973,741	16,393	*

Total	$42,785,294	$195,976,325	$(184,397,869)	$-	$-	$54,363,750	$17,579

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Biotechnology	70.99

Life Sciences Tools & Services	18.27

Pharmaceuticals	5.59

Sub-Industry Types Each Less Than 3%	5.19

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Building & Construction ETF (PKB)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Building Products-30.53%
A.O. Smith Corp.	106,589	$7,788,458
Allegion PLC	54,512	6,993,889
Armstrong World Industries, Inc.	72,060	7,613,139
Carlisle Cos., Inc.	36,965	8,240,238
Carrier Global Corp.	247,895	12,947,556
Cornerstone Building Brands, Inc.(b)	473,086	6,769,861
Johnson Controls International PLC	188,062	13,798,109
Owens Corning	80,612	7,529,967
Trane Technologies PLC	71,384	12,915,507

		84,596,724

Construction & Engineering-8.13%
EMCOR Group, Inc.	63,320	7,692,747
Granite Construction, Inc.	191,607	7,112,452
MYR Group, Inc.(b)	75,641	7,726,728

		22,531,927

Construction Machinery & Heavy Trucks-2.42%
Terex Corp.	149,536	6,699,213

Construction Materials-18.83%
Eagle Materials, Inc.	49,755	7,381,652
Forterra, Inc.(b)	329,227	7,842,187
Martin Marietta Materials, Inc.	36,998	14,534,294
Summit Materials, Inc., Class A(b)(c)	227,061	8,094,725
Vulcan Materials Co.	75,300	14,316,036

		52,168,894

Forest Products-2.70%
Louisiana-Pacific Corp.	126,753	7,469,554

Gas Utilities-2.76%
Southwest Gas Holdings, Inc.	110,581	7,657,734

Home Furnishings-4.41%
Mohawk Industries, Inc.(b)	69,017	12,230,503

Home Improvement Retail-8.96%
Floor & Decor Holdings, Inc., Class A(b)	64,463	8,761,811
Home Depot, Inc. (The)	43,194	16,056,937

		24,818,748

Homebuilding-15.29%
Cavco Industries, Inc.(b)	29,901	7,187,602

	Shares	Value
Homebuilding-(continued)
LGI Homes, Inc.(b)	49,050	$7,323,165
M/I Homes, Inc.(b)	118,970	6,812,222
NVR, Inc.(b)	2,710	13,264,908
Skyline Champion Corp.(b)	122,867	7,779,939

		42,367,836

Oil & Gas Equipment & Services-3.57%
Aspen Aerogels, Inc.(b)	181,517	9,885,416

Specialized Consumer Services-2.44%
frontdoor, inc.(b)	181,208	6,755,434

Total Common Stocks & Other Equity Interests (Cost $259,602,182)		277,181,983

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $67,447)	67,447	67,447

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $259,669,629)		277,249,430

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.04%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,691,808	1,691,808
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,945,973	3,947,552

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,639,360)		5,639,360

TOTAL INVESTMENTS IN SECURITIES-102.10% (Cost $265,308,989)		282,888,790
OTHER ASSETS LESS LIABILITIES-(2.10)%		(5,806,417)

NET ASSETS-100.00%		$277,082,373

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$161,244	$ 1,526,583	$ (1,620,380)	$-	$-	$ 67,447	$16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Building & Construction ETF (PKB)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$76,577	$16,849,811	$(15,234,580)	$-	$-	$1,691,808	$237	*

Invesco Private Prime Fund	112,671	36,338,434	(32,503,553)	-	-	3,947,552	3,363	*

Total	$350,492	$54,714,828	$(49,358,513)	$-	$-	$5,706,807	$3,616

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Building Products	30.53

Construction Materials	18.83

Homebuilding	15.29

Home Improvement Retail	8.96

Construction & Engineering	8.13

Home Furnishings	4.41

Oil & Gas Equipment & Services	3.57

Sub-Industry Types Each Less Than 3%	10.32

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dynamic Energy Exploration & Production ETF (PXE)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Integrated Oil & Gas-5.08%
Occidental Petroleum Corp.	214,975	$7,208,112

Oil & Gas Exploration & Production-80.23%
Antero Resources Corp.(b)	230,729	4,584,585
APA Corp.	159,877	4,190,376
California Resources Corp.(b)	93,530	4,314,539
CNX Resources Corp.(b)(c)	264,232	3,860,430
ConocoPhillips	94,551	7,043,104
Continental Resources, Inc.(c)	76,547	3,736,259
Coterra Energy, Inc.	397,238	8,469,114
Denbury, Inc.(b)	41,161	3,484,690
Diamondback Energy, Inc.	38,464	4,122,956
EOG Resources, Inc.	76,606	7,082,991
EQT Corp.(b)	172,390	3,432,285
Hess Corp.	76,799	6,341,293
Magnolia Oil & Gas Corp., Class A(c)	199,638	4,168,441
Marathon Oil Corp.	246,314	4,019,845
Matador Resources Co.	103,338	4,324,695
Murphy Oil Corp.	133,601	3,718,116
Oasis Petroleum, Inc.	32,981	3,977,509
Ovintiv, Inc.	112,138	4,207,418
PDC Energy, Inc.	72,417	3,788,133
Pioneer Natural Resources Co.	35,756	6,685,657
Range Resources Corp.(b)	217,724	5,077,324
SM Energy Co.	164,303	5,638,879
Southwestern Energy Co.(b)	694,228	3,387,833
Whiting Petroleum Corp.(b)	66,448	4,327,758

		113,984,230

Oil & Gas Refining & Marketing-14.66%
HollyFrontier Corp.	92,152	3,114,738
Marathon Petroleum Corp.	90,408	5,960,599

	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	73,908	$5,526,840
Valero Energy Corp.	80,498	6,224,910

		20,827,087

Total Common Stocks & Other Equity Interests (Cost $121,525,386)		142,019,429

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $162,115)	162,115	162,115

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $121,687,501)		142,181,544

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.58%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,802,746	2,802,746
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,537,126	6,539,741

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,342,487)		9,342,487

TOTAL INVESTMENTS IN SECURITIES-106.66% (Cost $131,029,988)		151,524,031
OTHER ASSETS LESS LIABILITIES-(6.66)%		(9,456,169)

NET ASSETS-100.00%		$142,067,862

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$126,666	$1,907,907	$(1,872,458)	$-	$-	$162,115	$17

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,611,585	19,532,915	(18,341,754)	-	-	2,802,746	232	*

Invesco Private Prime Fund	2,587,028	36,989,302	(33,036,589)	-	-	6,539,741	3,338	*

Total	$4,325,279	$58,430,124	$(53,250,801)	$-	$-	$9,504,602	$3,587

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dynamic Energy Exploration & Production ETF (PXE)—(continued)

October 31, 2021

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Oil & Gas Exploration & Production	80.23

Oil & Gas Refining & Marketing	14.66

Integrated Oil & Gas	5.08

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dynamic Food & Beverage ETF (PBJ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Agricultural Products-12.18%
Archer-Daniels-Midland Co.	43,989	$2,825,853
Bunge Ltd.	34,711	3,215,627
Darling Ingredients, Inc.(b)	35,679	3,015,589
Fresh Del Monte Produce, Inc.	82,716	2,770,159

		11,827,228

Brewers-2.46%
Molson Coors Beverage Co., Class B	54,120	2,386,151

Distillers & Vintners-7.65%
Constellation Brands, Inc., Class A	22,169	4,806,461
MGP Ingredients, Inc.(c)	40,855	2,623,300

		7,429,761

Food Distributors-8.20%
Sysco Corp.	61,276	4,712,124
United Natural Foods, Inc.(b)	75,025	3,255,335

		7,967,459

Food Retail-5.31%
Albertsons Cos., Inc., Class A(c)	92,491	2,862,597
Kroger Co. (The)	57,314	2,293,706

		5,156,303

Packaged Foods & Meats-42.44%
Dole PLC(b)	162,966	2,379,304
Hain Celestial Group, Inc. (The)(b)	65,389	2,934,004
Hershey Co. (The)	27,292	4,785,652
Hostess Brands, Inc.(b)(c)	168,192	3,180,511
J&J Snack Foods Corp.	16,081	2,372,752
JM Smucker Co. (The)	20,611	2,532,267
Kraft Heinz Co. (The)	131,526	4,720,468
Mondelez International, Inc., Class A	77,224	4,690,586
Nomad Foods Ltd. (United Kingdom)(b)	98,244	2,675,184
Pilgrim’s Pride Corp.(b)	96,294	2,711,639
Sanderson Farms, Inc.	13,616	2,579,551
Simply Good Foods Co. (The)(b)	75,457	2,991,870
Tyson Foods, Inc., Class A	33,140	2,650,206

		41,203,994

Personal Products-2.52%
Herbalife Nutrition Ltd.(b)	52,705	2,445,512

	Shares	Value
Restaurants-4.56%
Starbucks Corp.	41,772	$4,430,756

Soft Drinks-14.63%
Coca-Cola Consolidated, Inc.	6,595	2,647,233
Coca-Cola Europacific Partners PLC (United Kingdom)	44,991	2,368,776
Keurig Dr Pepper, Inc.	137,466	4,961,148
Monster Beverage Corp.(b)	49,748	4,228,580

		14,205,737

Total Common Stocks & Other Equity Interests (Cost $87,765,509)		97,052,901

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $171,773)	171,773	171,773

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $87,937,282)		97,224,674

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.32%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,110,189	2,110,189
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,997,315	4,999,315

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,109,504)		7,109,504

TOTAL INVESTMENTS IN SECURITIES-107.45% (Cost $95,046,786)		104,334,178
OTHER ASSETS LESS LIABILITIES-(7.45)%		(7,237,299)

NET ASSETS-100.00%		$97,096,879

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$178,307	$2,231,105	$(2,237,639)	$-	$-	$171,773	$23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,583,338	$12,997,084	$(14,470,233)	$-	$-	$2,110,189	$166	*

Invesco Private Prime Fund	5,375,007	23,467,510	(23,843,202)	-	-	4,999,315	2,559	*

Total	$9,136,652	$38,695,699	$(40,551,074)	$-	$-	$7,281,277	$2,748

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sub-Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Packaged Foods & Meats	42.44

Soft Drinks	14.63

Agricultural Products	12.18

Food Distributors	8.20

Distillers & Vintners	7.65

Food Retail	5.31

Restaurants	4.56

Sub-Industry Types Each Less Than 3%	4.98

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Airlines-2.58%
SkyWest, Inc.(b)(c)	851,813	$36,653,513

Broadcasting-11.44%
AMC Networks, Inc., Class A(b)(c)	768,550	30,580,605
Discovery, Inc., Class A(b)(c)	1,304,137	30,568,971
Fox Corp., Class A	1,009,674	40,124,445
ViacomCBS, Inc., Class B	1,685,983	61,066,304

		162,340,325

Casinos & Gaming-17.65%
Boyd Gaming Corp.(b)(c)	621,942	39,667,461
Everi Holdings, Inc.(b)	1,621,695	38,920,680
Golden Entertainment, Inc.(b)	768,859	39,957,602
MGM Resorts International	914,894	43,146,401
Red Rock Resorts, Inc., Class A(b)(c)	863,403	46,977,757
Scientific Games Corp.(b)	523,836	41,933,072

		250,602,973

Food Distributors-7.45%
Sysco Corp.	874,689	67,263,584
US Foods Holding Corp.(b)	1,110,640	38,505,889

		105,769,473

Hotels, Resorts & Cruise Lines-11.52%
Booking Holdings, Inc.(b)	30,728	74,385,728
Choice Hotels International, Inc.(c)	317,760	44,683,411
Wyndham Hotels & Resorts, Inc.	525,686	44,404,697

		163,473,836

Interactive Media & Services-5.55%
Eventbrite, Inc., Class A(b)(c)	2,149,845	43,512,863
TripAdvisor, Inc.(b)(c)	1,069,688	35,267,613

		78,780,476

Movies & Entertainment-20.62%
Cinemark Holdings, Inc.(b)(c)	2,324,764	43,705,563
Live Nation Entertainment, Inc.(b)(c)	436,530	44,155,010
Madison Square Garden Sports Corp., Class A(b)(c)	227,384	43,091,542

	Shares	Value
Movies & Entertainment-(continued)
Walt Disney Co. (The)(b)	384,491	$65,005,893
Warner Music Group Corp., Class A	1,031,381	51,043,046
World Wrestling Entertainment, Inc., Class A(c)	748,272	45,711,936

		292,712,990

Restaurants-23.25%
Bloomin’ Brands, Inc.(b)(c)	1,450,727	31,364,718
Chipotle Mexican Grill, Inc.(b)	35,737	63,577,195
Darden Restaurants, Inc.	256,584	36,984,018
McDonald’s Corp.	287,786	70,665,852
Starbucks Corp.	596,269	63,246,253
Yum! Brands, Inc.	513,851	64,200,544

		330,038,580

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,453,672,662)		1,420,372,166

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.52%
Invesco Private Government Fund, 0.02%(d)(e)(f)	57,594,300	57,594,300
Invesco Private Prime Fund, 0.11%(d)(e)(f)	134,332,965	134,386,700

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $191,980,999)		191,981,000

TOTAL INVESTMENTS IN SECURITIES-113.58% (Cost $1,645,653,661)		1,612,353,166
OTHER ASSETS LESS LIABILITIES-(13.58)%		(192,767,103)

NET ASSETS-100.00%		$1,419,586,063

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$480,462	$172,980,781	$(173,461,243)	$-	$-	$-	$538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$168,230,291	$256,294,839	$(366,930,830)	$-	$-	$57,594,300	$4,526	*

Invesco Private Prime Fund	254,337,814	513,927,442	(633,878,555)	(1)	-	134,386,700	72,473	*

Investments in Other Affiliates:

Manchester United PLC, Class A	50,018,741	17,670,650	(66,017,990)	(1,005,808)	(665,593)	-	250,879

Total	$473,067,308	$960,873,712	$(1,240,288,618)	$(1,005,809)	$(665,593)	$191,981,000	$328,416

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sub-Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2021

Restaurants	23.25

Movies & Entertainment	20.62

Casinos & Gaming	17.65

Hotels, Resorts & Cruise Lines	11.52

Broadcasting	11.44

Food Distributors	7.45

Interactive Media & Services	5.55

Airlines	2.58

Money Market Funds Plus Other Assets Less Liabilities	(0.06)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dynamic Media ETF (PBS)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Advertising-8.46%
Interpublic Group of Cos., Inc. (The)	83,544	$3,055,204
Omnicom Group, Inc.	42,607	2,900,685
TechTarget, Inc.(b)	40,450	3,814,839

		9,770,728

Broadcasting-17.54%
AMC Networks, Inc., Class A(b)(c)	63,507	2,526,943
Discovery, Inc., Class A(b)	107,765	2,526,012
Fox Corp., Class A	83,433	3,315,628
iHeartMedia, Inc., Class A(b)	130,005	2,519,497
Nexstar Media Group, Inc., Class A	20,947	3,140,584
TEGNA, Inc.	176,532	3,470,619
ViacomCBS, Inc., Class B	75,991	2,752,394

		20,251,677

Cable & Satellite-7.56%
DISH Network Corp., Class A(b)	71,577	2,939,668
Sirius XM Holdings, Inc.(c)	490,147	2,984,995
WideOpenWest, Inc.(b)	146,997	2,800,293

		8,724,956

Interactive Media & Services-34.57%
Alphabet, Inc., Class A(b)	2,006	5,939,606
IAC/InterActiveCorp.(b)	23,273	3,546,107
Match Group, Inc.(b)	40,456	6,099,956
Meta Platforms, Inc., Class A(b)	15,513	5,019,541
Pinterest, Inc., Class A(b)	102,757	4,587,073
Twitter, Inc.(b)	88,624	4,744,929
Yelp, Inc.(b)	80,394	3,105,620
Ziff Davis, Inc.(b)	27,435	3,519,087
ZipRecruiter, Inc., Class A(b)	120,767	3,354,907

		39,916,826

Internet & Direct Marketing Retail-2.89%
Shutterstock, Inc.	27,567	3,339,742

IT Consulting & Other Services-2.95%
Gartner, Inc.(b)	10,275	3,410,375

Movies & Entertainment-17.09%
Netflix, Inc.(b)	10,245	7,072,226

	Shares	Value
Movies & Entertainment-(continued)
Spotify Technology S.A.(b)	25,213	$7,296,642
Walt Disney Co. (The)(b)	31,771	5,371,523

		19,740,391

Publishing-9.02%
John Wiley & Sons, Inc., Class A	53,113	2,877,131
Meredith Corp.(b)	74,924	4,363,574
News Corp., Class A	138,569	3,173,230

		10,413,935

Total Common Stocks & Other Equity Interests (Cost $109,506,397)		115,568,630

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $61,714)	61,714	61,714

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $109,568,111)		115,630,344

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.91%
Invesco Private Government Fund, 0.02%(d)(e)(f)	986,436	986,436
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,369,685	2,370,633

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,357,069)		3,357,069

TOTAL INVESTMENTS IN SECURITIES-103.04% (Cost $112,925,180)		118,987,413
OTHER ASSETS LESS LIABILITIES-(3.04)%		(3,512,162)

NET ASSETS-100.00%		$115,475,251

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$103,023	$1,210,537	$(1,251,846)	$-	$-	$61,714	$15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dynamic Media ETF (PBS)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$5,913,120	$14,217,101	$(19,143,785)	$-	$-	$986,436	$251	*

Invesco Private Prime Fund	8,869,680	29,987,879	(36,486,926)	-	-	2,370,633	3,850	*

Total	$14,885,823	$45,415,517	$(56,882,557)	$-	$-	$3,418,783	$4,116

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2021

Interactive Media & Services	34.57

Broadcasting	17.54

Movies & Entertainment	17.09

Publishing	9.02

Advertising	8.46

Cable & Satellite	7.56

Sub-Industry Types Each Less Than 3%	5.84

Money Market Funds Plus Other Assets Less Liabilities	(0.08)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dynamic Networking ETF (PXQ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Application Software-14.74%
Datadog, Inc., Class A(b)	16,118	$2,692,512
Dynatrace, Inc.(b)	18,160	1,362,000
InterDigital, Inc.	16,573	1,109,563
Mimecast Ltd.(b)	19,012	1,434,264

		6,598,339

Communications Equipment-33.99%
Arista Networks, Inc.(b)	3,164	1,296,259
Calix, Inc.(b)	25,429	1,591,601
Ciena Corp.(b)	21,167	1,149,156
Cisco Systems, Inc.	36,812	2,060,368
CommScope Holding Co., Inc.(b)	75,148	804,835
Extreme Networks, Inc.(b)	108,875	1,070,241
F5 Networks, Inc.(b)	5,793	1,223,192
Juniper Networks, Inc.	40,472	1,194,734
Motorola Solutions, Inc.	4,981	1,238,227
NetScout Systems, Inc.(b)	42,600	1,152,756
Radware Ltd. (Israel)(b)	35,094	1,243,380
Ubiquiti, Inc.	3,902	1,192,178

		15,216,927

Consumer Electronics-2.20%
Garmin Ltd.	6,869	986,388

Electronic Components-7.87%
Amphenol Corp., Class A	28,984	2,225,102
Belden, Inc.	21,544	1,297,164

		3,522,266

Semiconductors-4.49%
QUALCOMM, Inc.	15,116	2,011,033

Systems Software-31.83%
Crowdstrike Holdings, Inc., Class A(b)	8,221	2,316,678
Fortinet, Inc.(b)	7,283	2,449,564
KnowBe4, Inc., Class A(b)	52,961	1,238,228
McAfee Corp., Class A	44,278	946,221
Qualys, Inc.(b)	10,632	1,323,471

	Shares	Value
Systems Software-(continued)
SecureWorks Corp., Class A(b)	60,925	$1,122,238
Varonis Systems, Inc.(b)(c)	19,601	1,268,969
VMware, Inc., Class A(b)(c)	13,918	2,111,361
Zscaler, Inc.(b)	4,617	1,472,177

		14,248,907

Technology Hardware, Storage & Peripherals-4.89%
Apple, Inc.	14,595	2,186,331

Total Common Stocks & Other Equity Interests (Cost $36,414,137)		44,770,191

Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $93,768)	93,768	93,768

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $36,507,905)		44,863,959

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.17%
Invesco Private Government Fund, 0.02%(d)(e)(f)	828,873	828,873
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,933,264	1,934,037

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,762,910)		2,762,910

TOTAL INVESTMENTS IN SECURITIES-106.39% (Cost $39,270,815)		47,626,869
OTHER ASSETS LESS LIABILITIES-(6.39)%		(2,861,140)

NET ASSETS-100.00%		$44,765,729

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$131,683	$458,710	$(496,625)	$-	$-	$ 93,768	$ 13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dynamic Networking ETF (PXQ)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,007,918	$8,438,140	$(10,617,185)	$-	$-	$828,873	$74	*

Invesco Private Prime Fund	4,511,877	14,874,252	(17,452,092)	-	-	1,934,037	1,186	*

Total	$7,651,478	$23,771,102	$(28,565,902)	$-	$-	$2,856,678	$1,273

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Communications Equipment	33.99

Systems Software	31.83

Application Software	14.74

Electronic Components	7.87

Technology Hardware, Storage & Peripherals	4.89

Semiconductors	4.49

Consumer Electronics	2.20

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dynamic Oil & Gas Services ETF (PXJ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-81.65%
Oil & Gas Drilling-17.80%
Helmerich & Payne, Inc.	76,981	$2,389,490
Patterson-UTI Energy, Inc.	157,626	1,349,278
Transocean Ltd.(b)(c)	387,562	1,368,094

		5,106,862

Oil & Gas Equipment & Services-59.07%
Baker Hughes Co., Class A	89,739	2,250,654
Cactus, Inc., Class A	30,955	1,346,543
ChampionX Corp.(b)	86,993	2,281,826
Halliburton Co.	99,951	2,497,775
Liberty Oilfield Services, Inc., Class A(b)(c)	104,176	1,345,954
NOV, Inc.(b)	97,026	1,360,305
Schlumberger N.V.	70,635	2,278,685
TechnipFMC PLC (United Kingdom)(b)	301,324	2,220,758
USA Compression Partners L.P.	86,005	1,366,619

		16,949,119

Oil & Gas Storage & Transportation-4.78%
Frontline Ltd. (Norway)(c)	155,591	1,370,757

Total Common Stocks & Other Equity Interests (Cost $22,866,978)		23,426,738

Exchange-Traded Funds-9.57%
Energy Select Sector SPDR Fund	14,193	815,672
VanEck Oil Services ETF	5,201	1,093,458
Vanguard Energy ETF	10,318	838,028

Total Exchange-Traded Funds (Cost $2,747,351)		2,747,158

	Shares	Value
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $95,450)	95,450	$95,450

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-91.55% (Cost $25,709,779)		26,269,346

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.62%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,085,928	1,085,928
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,532,820	2,533,833

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,619,761)		3,619,761

TOTAL INVESTMENTS IN SECURITIES-104.17% (Cost $29,329,540)		29,889,107
OTHER ASSETS LESS LIABILITIES-(4.17)%		(1,197,638)

NET ASSETS-100.00%		$28,691,469

Investment Abbreviations:

ETF -Exchange-Traded Fund

SPDR-Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$105,292	$7,112,190	$(7,122,032)	$-	$-	$95,450	$20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dynamic Oil & Gas Services ETF (PXJ)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$4,682,156	$10,762,303	$(14,358,531)	$-	$-	$1,085,928	$96	*

Invesco Private Prime Fund	7,023,233	18,815,685	(23,305,085)	-	-	2,533,833	1,527	*

Total	$11,810,681	$36,690,178	$(44,785,648)	$-	$-	$3,715,211	$1,643

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Oil & Gas Equipment & Services	59.07

Oil & Gas Drilling	17.80

Investment Companies - Exchange- Traded Funds	9.57

Oil & Gas Storage & Transportation	4.78

Money Market Funds Plus Other Assets Less Liabilities	8.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dynamic Pharmaceuticals ETF (PJP)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-39.28%
AbbVie, Inc.	223,283	$25,603,862
Amgen, Inc.	119,089	24,647,850
Biogen, Inc.(b)	47,559	12,683,034
Emergent BioSolutions, Inc.(b)(c)	264,772	12,621,681
Gilead Sciences, Inc.	369,861	23,996,582
Horizon Therapeutics PLC(b)	153,014	18,347,909
Ligand Pharmaceuticals, Inc.(b)(c)	143,491	20,941,076
Regeneron Pharmaceuticals, Inc.(b)	24,806	15,874,352
United Therapeutics Corp.(b)	80,674	15,389,372

		170,105,718

Health Care Equipment-6.34%
Abbott Laboratories	212,939	27,445,708

Pharmaceuticals-54.36%
Bausch Health Cos., Inc.(b)	579,800	16,280,784
Corcept Therapeutics, Inc.(b)	786,418	14,155,524
Eli Lilly and Co.	101,687	25,905,780
Jazz Pharmaceuticals PLC(b)(c)	121,834	16,208,795
Johnson & Johnson	152,367	24,817,537
Merck & Co., Inc.	343,836	30,274,760
Pacira BioSciences, Inc.(b)	284,245	14,860,329
Perrigo Co. PLC	405,419	18,304,668
Pfizer, Inc.	552,354	24,159,964
Prestige Consumer Healthcare, Inc.(b)	290,053	17,400,279
Supernus Pharmaceuticals, Inc.(b)(c)	660,744	19,723,208
Taro Pharmaceutical Industries Ltd.(b)	240,377	13,357,750

		235,449,378

Total Common Stocks & Other Equity Interests (Cost $376,171,833)		433,000,804

	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $59,889)	59,889	$59,889

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $376,231,722)		433,060,693

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.55%
Invesco Private Government Fund, 0.02%(d)(e)(f)	8,505,459	8,505,459
Invesco Private Prime Fund, 0.11%(d)(e)(f)	19,838,137	19,846,072

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,351,531)		28,351,531

TOTAL INVESTMENTS IN SECURITIES-106.54% (Cost $404,583,253)		461,412,224
OTHER ASSETS LESS LIABILITIES-(6.54)%		(28,328,110)

NET ASSETS-100.00%		$433,084,114

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$7,449,948	$(7,390,059)	$-	$-	$59,889	$30

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,171,074	39,524,933	(32,190,548)	-	-	8,505,459	499	*

Invesco Private Prime Fund	1,756,610	87,817,390	(69,727,928)	-	-	19,846,072	6,797	*

Total	$2,927,684	$134,792,271	$(109,308,535)	$-	$-	$28,411,420	$7,326

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dynamic Pharmaceuticals ETF (PJP) —(continued)

October 31, 2021

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Pharmaceuticals	54.36

Biotechnology	39.28

Health Care Equipment	6.34

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Dynamic Semiconductors ETF (PSI)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Electronic Manufacturing Services-2.44%
TE Connectivity Ltd.	127,755	$18,652,230

Semiconductor Equipment-42.50%
Amkor Technology, Inc.	750,021	16,440,460
Applied Materials, Inc.	269,358	36,807,771
Axcelis Technologies, Inc.(b)	426,778	23,442,916
Brooks Automation, Inc.	236,480	27,538,096
Camtek Ltd. (Israel)(b)	485,827	18,884,095
Entegris, Inc.	167,697	23,608,384
KLA Corp.	107,942	40,236,460
Kulicke & Soffa Industries, Inc. (Singapore)(c) .	298,189	16,996,773
Lam Research Corp.	60,481	34,085,277
MKS Instruments, Inc.	133,402	20,016,970
Nova Ltd. (Israel)(b)(c)	201,994	21,940,588
Onto Innovation, Inc.(b)	275,897	21,853,801
Ultra Clean Holdings, Inc.(b)	452,924	22,451,443

		324,303,034

Semiconductors-52.49%
Allegro MicroSystems, Inc. (Japan)(b)	680,018	22,685,400
Analog Devices, Inc.	213,490	37,038,380
Broadcom, Inc.	73,550	39,104,329
Diodes, Inc.(b)	210,680	20,244,241
Lattice Semiconductor Corp.(b)	332,065	23,058,594
MACOM Technology Solutions Holdings, Inc.(b)(c)	317,776	22,187,120
MaxLinear, Inc.(b)	379,941	23,936,283
Microchip Technology, Inc.	260,882	19,328,747
Monolithic Power Systems, Inc.	39,800	20,913,308
NVIDIA Corp.	162,462	41,536,660

	Shares	Value
Semiconductors-(continued)
NXP Semiconductors N.V. (China)	165,062	$33,154,353
ON Semiconductor Corp.(b)	442,940	21,292,126
Power Integrations, Inc.	186,185	19,216,154
Synaptics, Inc.(b)	110,394	21,479,361
Texas Instruments, Inc.	188,493	35,338,668

		400,513,724

Specialty Chemicals-2.60%
Atotech Ltd. (China)(b)	822,162	19,855,212

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $623,270,567)		763,324,200

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.33%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,332,279	7,332,279
Invesco Private Prime Fund, 0.11%(d)(e)(f)	18,058,923	18,066,146

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,398,425)		25,398,425

TOTAL INVESTMENTS IN SECURITIES-103.36% (Cost $648,668,992)		788,722,625
OTHER ASSETS LESS LIABILITIES-(3.36)%		(25,660,547)

NET ASSETS-100.00%		$763,062,078

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$452,681	$1,591,500	$(2,044,181)	$-	$-	$-	$23

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,444,543	80,607,930	(86,720,194)	-	-	7,332,279	400	*

Invesco Private Prime Fund	20,166,814	140,808,017	(142,908,685)	-	-	18,066,146	5,455	*

Total	$34,064,038	$223,007,447	$(231,673,060)	$-	$-	$25,398,425	$5,878

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Dynamic Semiconductors ETF (PSI)—(continued)

October 31, 2021

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Semiconductors	52.49

Semiconductor Equipment	42.50

Sub-Industry Types Each Less Than 3%	5.04

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Dynamic Software ETF (PSJ)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-6.14%
Integral Ad Science Holding Corp.(b)	669,921	$16,459,959
Magnite, Inc.(b)(c)	470,943	12,729,589

		29,189,548

Alternative Carriers-2.24%
Bandwidth, Inc., Class A(b)(c)	124,586	10,624,694

Application Software-28.22%
Altair Engineering, Inc., Class A(b)(c)	173,726	13,514,145
EverCommerce, Inc.(b)(c)	649,270	13,426,904
HubSpot, Inc.(b)	36,173	29,308,450
Intuit, Inc.	43,917	27,491,603
Manhattan Associates, Inc.(b)	81,468	14,789,701
Olo, Inc., Class A(b)(c)	345,781	9,412,159
PTC, Inc.(b)	101,106	12,875,849
QAD, Inc., Class A	152,366	13,353,356

		134,172,167

Health Care Technology-13.65%
Cerner Corp.	315,199	23,416,134
Certara, Inc.(b)(c)	432,565	17,869,260
Change Healthcare, Inc.(b)	612,702	13,191,474
Doximity, Inc., Class A(b)(c)	150,141	10,431,797

		64,908,665

Interactive Home Entertainment-17.79%
Activision Blizzard, Inc	297,471	23,259,257
Electronic Arts, Inc.	170,654	23,934,224
Playtika Holding Corp.(b)(c)	511,608	14,468,274
ROBLOX Corp., Class A(b)	272,582	22,902,340

		84,564,095

Interactive Media & Services-4.82%
Bumble, Inc., Class A(b)(c)	246,402	12,941,033
MediaAlpha, Inc., Class A(b)	568,844	9,971,835

		22,912,868

Systems Software-27.17%
CommVault Systems, Inc.(b)	171,238	10,531,137

	Shares	Value
Systems Software-(continued)
Dolby Laboratories, Inc., Class A	133,714	$11,813,632
ironSource Ltd., Class A (Israel)(b)	1,386,741	15,794,980
KnowBe4, Inc., Class A(b)	590,092	13,796,351
McAfee Corp., Class A	493,352	10,542,932
Microsoft Corp.	80,396	26,660,922
N-able, Inc.(b)(c)	1,027,175	13,661,427
Oracle Corp.	274,767	26,361,146

		129,162,527

Total Common Stocks & Other Equity Interests (Cost $471,436,548)		475,534,564

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $115,042)	115,042	115,042

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $471,551,590)		475,649,606

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.62%
Invesco Private Government Fund, 0.02%(d)(e)(f)	23,695,464	23,695,464
Invesco Private Prime Fund, 0.11%(d)(e)(f)	55,267,308	55,289,415

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,984,879)		78,984,879

TOTAL INVESTMENTS IN SECURITIES-116.67% (Cost $550,536,469)		554,634,485
OTHER ASSETS LESS LIABILITIES-(16.67)%		(79,229,052)

NET ASSETS-100.00%		$475,405,433

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$17,939,917	$15,559,012	$(33,383,887)	$-	$-	$115,042	$96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Dynamic Software ETF (PSJ)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$41,102,963	$114,274,947	$(131,682,446)	$-	$-	$23,695,464	$2,208	*

Invesco Private Prime Fund	61,654,445	261,969,595	(268,334,624)	(1)	-	55,289,415	32,340	*

Total	$120,697,325	$391,803,554	$(433,400,957)	$(1)	$-	$79,099,921	$34,644

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Application Software	28.22

Systems Software	27.17

Interactive Home Entertainment	17.79

Health Care Technology	13.65

Advertising	6.14

Interactive Media & Services	4.82

Alternative Carriers	2.24

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Assets:
Unaffiliated investments in securities, at value(a)	$292,669,162	$277,181,983	$142,019,429	$97,052,901
Affiliated investments in securities, at value	54,363,750	5,706,807	9,504,602	7,281,277
Cash	-	-	-	124
Receivable for:
Dividends	4	80,743	52,458	12,795
Securities lending	7,423	393	563	734
Investments sold	-	-	2,282,189	-
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	-	-	-
Other assets	657	1,048	1,256	657

Total assets	347,040,996	282,970,974	153,860,497	104,348,488

Liabilities:
Due to custodian	-	-	751	-
Payable for:
Investments purchased	-	-	-	-
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	54,248,201	5,639,360	9,342,487	7,109,504
Fund shares repurchased	-	-	2,284,717	-
Expenses recaptured	-	-	4,732	2,406
Accrued advisory fees	123,378	116,580	51,258	41,303
Accrued trustees’ and officer’s fees	85,325	58,875	60,277	70,154
Accrued expenses	34,805	73,786	48,413	28,242

Total liabilities	54,491,709	5,888,601	11,792,635	7,251,609

Net Assets	$292,549,287	$277,082,373	$142,067,862	$97,096,879

Net assets consist of:
Shares of beneficial interest	$498,705,550	$302,259,476	$244,284,490	$164,558,260
Distributable earnings (loss)	(206,156,263)	(25,177,103)	(102,216,628)	(67,461,381)

Net Assets	$292,549,287	$277,082,373	$142,067,862	$97,096,879

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,900,000	5,530,000	6,840,000	2,280,000
Net asset value	$75.01	$50.11	$20.77	$42.59

Market price	$74.96	$50.09	$20.78	$42.60

Unaffiliated investments in securities, at cost	$271,062,513	$259,602,182	$121,525,386	$87,765,508

Affiliated investments in securities, at cost	$54,363,750	$5,706,807	$9,504,602	$7,281,277

(a)Includes securities on loan with an aggregate value of:	$52,153,516	$5,508,032	$8,913,226	$7,058,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$1,420,372,166	$115,568,630	$44,770,191	$26,173,896	$433,000,804	$763,324,200	$475,534,564
191,981,000	3,418,783	2,856,678	3,715,211	28,411,420	25,398,425	79,099,921
-	-	-	-	-	-	-

280,941	2	2	2	386,094	227,298	40
25,017	982	2,342	438	2,015	1,631	19,447
4,551,415	-	-	55,320	-	-	-
-	-	-	5,231,526	-	-	-
-	-	-	-	-	9,504,332	-
1,048	1,047	1,047	657	1,047	1,048	1,048

1,617,211,587	118,989,444	47,630,260	35,177,050	461,801,380	798,456,934	554,655,020

186,777	-	-	-	-	31,778	-

-	-	-	-	-	9,507,467	-
-	-	-	2,747,351	-	-	-
191,980,999	3,357,069	2,762,910	3,619,761	28,351,531	25,398,425	78,984,879
4,543,483	-	-	-	-	-	-
-	4,203	-	-	-	-	-
621,243	49,253	17,824	8,650	181,956	297,018	199,265
60,754	62,160	52,711	71,098	131,451	57,751	60,714
232,268	41,508	31,086	38,721	52,328	102,417	4,729

197,625,524	3,514,193	2,864,531	6,485,581	28,717,266	35,394,856	79,249,587

$1,419,586,063	$115,475,251	$44,765,729	$28,691,469	$433,084,114	$763,062,078	$475,405,433

$1,258,040,235	$187,622,338	$77,492,213	$139,317,459	$796,934,463	$579,944,452	$455,267,208
161,545,828	(72,147,087)	(32,726,484)	(110,625,990)	(363,850,349)	183,117,626	20,138,225

$1,419,586,063	$115,475,251	$44,765,729	$28,691,469	$433,084,114	$763,062,078	$475,405,433

28,120,000	2,130,000	460,000	7,820,000	5,470,000	5,620,000	3,110,000
$50.48	$54.21	$97.32	$3.67	$79.17	$135.78	$152.86

$50.41	$54.15	$97.32	$3.67	$79.14	$135.56	$152.78

$1,453,672,662	$109,506,397	$36,414,137	$25,614,329	$376,171,833	$623,270,567	$471,436,548

$191,980,999	$3,418,783	$2,856,678	$3,715,211	$28,411,420	$25,398,425	$79,099,921

$184,083,509	$3,263,887	$2,697,578	$3,309,899	$27,644,304	$25,076,956	$76,990,700

27

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Investment income:
Unaffiliated dividend income	$543,153	$1,325,577	$1,326,851	$595,632
Affiliated dividend income	26	16	17	23
Non-cash dividend income	-	-	318,815	-
Securities lending income	43,108	13,468	4,518	12,935
Foreign withholding tax	-	-	-	-

Total investment income	586,287	1,339,061	1,650,201	608,590

Expenses:
Advisory fees	735,713	732,261	216,301	241,258
Sub-licensing fees	44,142	43,935	12,978	14,475
Accounting & administration fees	13,910	10,165	6,689	8,625
Professional fees	12,318	12,092	12,118	11,802
Custodian & transfer agent fees	1,630	1,371	1,208	1,286
Trustees’ and officer’s fees	8,275	7,137	6,287	6,748
Recapture (Note 3)	-	-	4,268	6,447
Other expenses	19,176	16,389	12,831	13,344

Total expenses	835,164	823,350	272,680	303,985

Less: Waivers	-	(2)	(1)	(1)

Net expenses	835,164	823,348	272,679	303,984

Net investment income (loss)	(248,877)	515,713	1,377,522	304,606

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(10,374,332)	(10,073,314)	(1,635,572)	857,582
In-kind redemptions	18,494,382	34,358,663	5,246,865	5,813,455

Net realized gain (loss)	8,120,050	24,285,349	3,611,293	6,671,037

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(9,744,099)	(35,228,627)	20,995,526	(3,137,914)
Affiliated investment securities	-	-	-	-

Change in net unrealized appreciation (depreciation)	(9,744,099)	(35,228,627)	20,995,526	(3,137,914)

Net realized and unrealized gain (loss)	(1,624,049)	(10,943,278)	24,606,819	3,533,123

Net increase (decrease) in net assets resulting from operations	$(1,872,926)	$(10,427,565)	$25,984,341	$3,837,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$4,701,757	$338,482	$334,061	$210,024	$3,011,301	$2,460,119	$3,874,993
538	15	13	20	30	23	96
-	-	-	-	-	-	-
892,247	7,194	12,831	3,644	8,271	7,600	103,668
-	-	-	(62)	-	(19,571)	-

5,594,542	345,691	346,905	213,626	3,019,602	2,448,171	3,978,757

3,827,180	284,820	106,965	93,126	1,028,749	1,632,033	1,383,759
229,626	17,089	6,418	5,587	61,724	97,920	83,024
15,350	7,350	6,720	6,403	17,571	15,450	22,889
14,018	12,219	11,748	12,095	12,530	12,666	13,297
1,789	1,063	2,230	1,067	1,810	1,779	2,181
14,265	6,520	5,849	6,611	10,487	8,521	8,864
-	17,422	-	-	-	-	-
42,984	12,741	11,085	11,504	25,837	20,180	22,122

4,145,212	359,224	151,015	136,393	1,158,708	1,788,549	1,536,136

(5,194)	(1)	(16,239)	(19,056)	-	(4)	(19)

4,140,018	359,223	134,776	117,337	1,158,708	1,788,545	1,536,117

1,454,524	(13,532)	212,129	96,289	1,860,894	659,626	2,442,640

(164,761,497)	(1,768,071)	(642,191)	(3,569,557)	(5,389,981)	(6,272,957)	(60,716,598)
404,376,670	8,696,512	4,917,111	(559,826)	10,019,679	60,010,832	54,737,401

239,615,173	6,928,441	4,274,920	(4,129,383)	4,629,698	53,737,875	(5,979,197)

(33,022,439)	(2,132,989)	975,554	9,824,645	111,198	19,339,311	(35,572,322)
(1,005,809)	-	-	-	-	-	(1)

(34,028,248)	(2,132,989)	975,554	9,824,645	111,198	19,339,311	(35,572,323)

205,586,925	4,795,452	5,250,474	5,695,262	4,740,896	73,077,186	(41,551,520)

$207,041,449	$4,781,920	$5,462,603	$5,791,551	$6,601,790	$73,736,812	$(39,108,880)

29

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)		Invesco Dynamic Building & Construction ETF (PKB)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income (loss)	$(248,877)	$(761,244)	$515,713	$392,227
Net realized gain (loss)	8,120,050	67,179,974	24,285,349	32,425,536
Change in net unrealized appreciation (depreciation)	(9,744,099)	19,983,176	(35,228,627)	66,926,455

Net increase (decrease) in net assets resulting from operations	(1,872,926)	86,401,906	(10,427,565)	99,744,218

Distributions to Shareholders from:
Distributable earnings	-	-	(463,133)	(433,800)

Shareholder Transactions:
Proceeds from shares sold	68,859,544	249,457,084	218,192,826	288,004,286
Value of shares repurchased	(62,270,264)	(268,637,283)	(210,012,919)	(177,274,953)

Net increase (decrease) in net assets resulting from share transactions	6,589,280	(19,180,199)	8,179,907	110,729,333

Net increase (decrease) in net assets	4,716,354	67,221,707	(2,710,791)	210,039,751

Net assets:
Beginning of period	287,832,933	220,611,226	279,793,164	69,753,413

End of period	$292,549,287	$287,832,933	$277,082,373	$279,793,164

Changes in Shares Outstanding:
Shares sold	940,000	3,900,000	4,200,000	7,060,000
Shares repurchased	(860,000)	(4,230,000)	(4,110,000)	(4,320,000)
Shares outstanding, beginning of period	3,820,000	4,150,000	5,440,000	2,700,000

Shares outstanding, end of period	3,900,000	3,820,000	5,530,000	5,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dynamic Energy Exploration & Production ETF (PXE)		Invesco Dynamic Food & Beverage ETF (PBJ)		Invesco Dynamic Leisure and Entertainment ETF (PEJ)		Invesco Dynamic Media ETF (PBS)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$1,377,522	$317,580	$304,606	$970,097	$1,454,524	$5,114,517	$(13,532)	$475,547
3,611,293	(2,089,734)	6,671,037	7,662,630	239,615,173	187,824,254	6,928,441	14,734,003
20,995,526	7,722,823	(3,137,914)	13,690,303	(34,028,248)	8,487,025	(2,132,989)	10,739,630

25,984,341	5,950,669	3,837,729	22,323,030	207,041,449	201,425,796	4,781,920	25,949,180

(747,161)	(792,552)	(506,190)	(944,117)	(2,024,478)	(5,848,193)	(205,497)	(314,727)

81,968,263	67,146,279	50,717,835	66,742,608	584,648,311	2,258,717,893	70,915,845	78,466,053
(24,730,854)	(29,403,787)	(40,687,818)	(68,132,059)	(1,157,346,151)	(802,618,106)	(42,702,267)	(52,082,996)

57,237,409	37,742,492	10,030,017	(1,389,451)	(572,697,840)	1,456,099,787	28,213,578	26,383,057

82,474,589	42,900,609	13,361,556	19,989,462	(367,680,869)	1,651,677,390	32,790,001	52,017,510

59,593,273	16,692,664	83,735,323	63,745,861	1,787,266,932	135,589,542	82,685,250	30,667,740

$142,067,862	$59,593,273	$97,096,879	$83,735,323	$1,419,586,063	$1,787,266,932	$115,475,251	$82,685,250

4,310,000	4,820,000	1,190,000	1,870,000	12,110,000	53,600,000	1,350,000	1,570,000
(1,420,000)	(2,520,000)	(940,000)	(1,940,000)	(22,840,000)	(19,700,000)	(810,000)	(1,080,000)
3,950,000	1,650,000	2,030,000	2,100,000	38,850,000	4,950,000	1,590,000	1,100,000

6,840,000	3,950,000	2,280,000	2,030,000	28,120,000	38,850,000	2,130,000	1,590,000

31

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco Dynamic Networking ETF (PXQ)		Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income (loss)	$212,129	$57,325	$96,289	$348,603
Net realized gain (loss)	4,274,920	15,522,503	(4,129,383)	(5,447,439)
Change in net unrealized appreciation (depreciation)	975,554	4,796,766	9,824,645	(1,639,162)

Net increase (decrease) in net assets resulting from operations	5,462,603	20,376,594	5,791,551	(6,737,998)

Distributions to Shareholders from:
Distributable earnings	(116,329)	(100,661)	(122,326)	(1,344,733)

Shareholder Transactions:
Proceeds from shares sold	26,312,623	40,969,788	1,585,273	70,697,978
Value of shares repurchased	(28,741,385)	(65,467,082)	(34,480,568)	(12,668,363)

Net increase (decrease) in net assets resulting from share transactions	(2,428,762)	(24,497,294)	(32,895,295)	58,029,615

Net increase (decrease) in net assets	2,917,512	(4,221,361)	(27,226,070)	49,946,884

Net assets:
Beginning of period	41,848,217	46,069,578	55,917,539	5,970,655

End of period	$44,765,729	$41,848,217	$28,691,469	$55,917,539

Changes in Shares Outstanding:
Shares sold	290,000	540,000	440,000	18,710,000
Shares repurchased	(320,000)	(850,000)	(9,770,000)	(4,060,000)
Shares outstanding, beginning of period	490,000	800,000	17,150,000	2,500,000

Shares outstanding, end of period	460,000	490,000	7,820,000	17,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Dynamic Pharmaceuticals ETF (PJP)		Invesco Dynamic Semiconductors ETF (PSI)		Invesco Dynamic Software ETF (PSJ)

Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$1,860,894	$2,662,229	$659,626	$734,431	$2,442,640	$(1,751,609)
4,629,698	54,774,786	53,737,875	115,320,887	(5,979,197)	245,206,146
111,198	23,350,012	19,339,311	90,186,258	(35,572,323)	22,821,313

6,601,790	80,787,027	73,736,812	206,241,576	(39,108,880)	266,275,850

(1,646,046)	(2,788,878)	(732,205)	(708,334)	(573,612)	-

102,818,216	93,067,327	271,457,716	468,344,805	179,208,679	705,257,723
(33,193,015)	(169,059,725)	(214,676,422)	(269,548,269)	(286,206,146)	(749,787,527)

69,625,201	(75,992,398)	56,781,294	198,796,536	(106,997,467)	(44,529,804)

74,580,945	2,005,751	129,785,901	404,329,778	(146,679,959)	221,746,046

358,503,169	356,497,418	633,276,177	228,946,399	622,085,392	400,339,346

$433,084,114	$358,503,169	$763,062,078	$633,276,177	$475,405,433	$622,085,392

1,300,000	1,300,000	2,120,000	4,360,000	1,140,000	5,060,000
(420,000)	(2,410,000)	(1,730,000)	(2,730,000)	(1,840,000)	(5,300,000)
4,590,000	5,700,000	5,230,000	3,600,000	3,810,000	4,050,000

5,470,000	4,590,000	5,620,000	5,230,000	3,110,000	3,810,000

33

Financial Highlights

Invesco Dynamic Biotechnology & Genome ETF (PBE)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$75.35		$53.16	$52.22	$48.02		$43.11	$39.35

Net investment income (loss)(a)	(0.06)		(0.19)	0.00 (b)	(0.16)		0.00 (b)	0.33
Net realized and unrealized gain (loss) on investments	(0.28)		22.38	0.97	4.36		5.13	3.63

Total from investment operations	(0.34)		22.19	0.97	4.20		5.13	3.96

Distributions to shareholders from:
Net investment income	-		-	(0.03)	(0.00	)(c)	(0.22)	(0.20)

Net asset value at end of period	$75.01		$75.35	$53.16	$52.22		$48.02	$43.11

Market price at end of period(d)	$74.96		$75.31	$53.27	$52.22		$48.08	$43.13

Net Asset Value Total Return(e)	(0.45)%		41.74%	1.87%	8.75%		11.94%	10.09%
Market Price Total Return(e)	(0.47)%		41.37%	2.08%	8.62%		12.04%	10.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$292,549		$287,833	$220,611	$248,027		$232,910	$230,631
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(f)	0.59%	0.58%	0.57%		0.59%	0.58%
Expenses, prior to Waivers	0.57	%(f)	0.59%	0.58%	0.57%		0.59%	0.58%
Net investment income (loss)	(0.17	)%(f)	(0.30)%	0.01%	(0.29)%		0.01%	0.81%
Portfolio turnover rate(g)	59%		151%	252%	117%		141%	69%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)

Invesco Dynamic Building & Construction ETF (PKB)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$51.43		$25.83	$30.04	$30.33	$29.58	$25.08

Net investment income(a)	0.09		0.10	0.12	0.13	0.08	0.07
Net realized and unrealized gain (loss) on investments	(1.33)		25.62	(4.19)	(0.29)	0.73	4.52

Total from investment operations	(1.24)		25.72	(4.07)	(0.16)	0.81	4.59

Distributions to shareholders from:
Net investment income	(0.08)		(0.12)	(0.14)	(0.13)	(0.06)	(0.09)

Net asset value at end of period	$50.11		$51.43	$25.83	$30.04	$30.33	$29.58

Market price at end of period(b)	$50.09		$51.48	$25.89	$30.05	$30.34	$29.60

Net Asset Value Total Return(c)	(2.41)%		99.81%	(13.59)%	(0.47)%	2.73%	18.33%
Market Price Total Return(c)	(2.54)%		99.54%	(13.42)%	(0.47)%	2.70%	18.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$277,082		$279,793	$69,753	$118,639	$280,510	$317,995
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.60%	0.59%	0.60%	0.58%	0.63%
Expenses, prior to Waivers	0.56	%(d)	0.60%	0.59%	0.60%	0.58%	0.63%
Net investment income	0.35	%(d)	0.25%	0.38%	0.44%	0.24%	0.24%
Portfolio turnover rate(e)	74%		136%	139%	148%	143%	129%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$15.09		$10.12	$19.55		$24.06	$20.28	$22.63

Net investment income(a)	0.28		0.15	0.26		0.20	0.28	0.24
Net realized and unrealized gain (loss) on investments	5.56		5.22	(9.41)		(4.48)	3.89	(1.15)

Total from investment operations	5.84		5.37	(9.15)		(4.28)	4.17	(0.91)

Distributions to shareholders from:
Net investment income	(0.16)		(0.40)	(0.28)		(0.23)	(0.39)	(1.44)

Net asset value at end of period	$20.77		$15.09	$10.12		$19.55	$24.06	$20.28

Market price at end of period(b)	$20.78		$15.12	$10.11		$19.57	$24.12	$20.28

Net Asset Value Total Return(c)	38.96%		55.47%	(47.06)%		(17.84)%	21.00%	(3.96)%
Market Price Total Return(c)	38.75%		55.94%	(47.17)%		(17.96)%	21.31%	(3.96)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$142,068		$59,593	$16,693		$40,078	$49,324	$55,760
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.65	%(e)	0.63%	0.65%	0.80	%(f)
Expenses, prior to Waivers	0.63	%(d)	0.95%	0.86	%(e)	0.64%	0.77%	0.88	%(f)
Net investment income	3.18	%(d)	1.30%	1.80	%(e)	0.82%	1.37%	1.13%
Portfolio turnover rate(g)	39%		73%	126%		110%	87%	91%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)

Expenses, after Waivers and Expenses, prior to Waivers include state income taxes paid during the fiscal year ended April 30, 2017. Expenses, after Waivers and Expenses, prior to Waivers excluding the taxes paid are 0.63% and 0.71%, respectively.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)

Invesco Dynamic Food & Beverage ETF (PBJ)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$41.25		$30.36	$34.21		$32.81	$33.75	$32.31

Net investment income(a)	0.13		0.47	0.41		0.34	0.41	0.33
Net realized and unrealized gain (loss) on investments	1.43		10.87	(3.81)		1.39	(0.99)	1.61

Total from investment operations	1.56		11.34	(3.40)		1.73	(0.58)	1.94

Distributions to shareholders from:
Net investment income	(0.22)		(0.45)	(0.45)		(0.33)	(0.36)	(0.50)

Net asset value at end of period	$42.59		$41.25	$30.36		$34.21	$32.81	$33.75

Market price at end of period(b)	$42.60		$41.27	$30.38		$34.19	$32.76	$33.74

Net Asset Value Total Return(c)	3.79%		37.65%	(10.00)%		5.37%	(1.70)%	6.03%
Market Price Total Return(c)	3.77%		37.63%	(9.90)%		5.47%	(1.82)%	6.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$97,097		$83,735	$63,746		$71,831	$78,732	$146,821
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.64	%(e)	0.63%	0.63%	0.59%
Expenses, prior to Waivers	0.63	%(d)	0.68%	0.64	%(e)	0.65%	0.65%	0.59%
Net investment income	0.63	%(d)	1.35%	1.23	%(e)	1.05%	1.25%	0.99%
Portfolio turnover rate(f)	55%		116%	136%		122%	147%	145%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021		2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$46.00		$27.39		$44.80		$44.89	$42.00	$35.69

Net investment income(a)	0.05		0.31	(b)	0.18		0.19	0.41	0.31
Net realized and unrealized gain (loss) on investments	4.50		18.62		(17.35)		(0.05)	2.86	6.26

Total from investment operations	4.55		18.93		(17.17)		0.14	3.27	6.57

Distributions to shareholders from:
Net investment income	(0.07)		(0.32)		(0.24)		(0.23)	(0.38)	(0.26)

Net asset value at end of period	$50.48		$46.00		$27.39		$44.80	$44.89	$42.00

Market price at end of period(c)	$50.41		$45.93		$27.48		$44.78	$44.96	$42.00

Net Asset Value Total Return(d)	9.90%		69.34%		(38.42)%		0.33%	7.84%	18.52%
Market Price Total Return(d)	9.91%		68.53%		(38.19)%		0.12%	8.01%	18.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,419,586		$1,787,267		$135,590		$67,201	$116,724	$144,902
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(e)	0.55%		0.64	%(f)	0.63%	0.63%	0.61%
Expenses, prior to Waivers	0.54	%(e)	0.55%		0.70	%(f)	0.63%	0.65%	0.61%
Net investment income	0.19	%(e)	0.76	%(b)	0.47	%(f)	0.42%	0.97%	0.83%
Portfolio turnover rate(g)	94%		126%		163%		207%	177%	183%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.01 and 0.02%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)

Invesco Dynamic Media ETF (PBS)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021		2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$52.00		$27.88		$34.65		$29.14	$27.97	$25.13

Net investment income (loss)(a)	(0.01)		0.40	(b)	0.12		0.16	0.15	0.06
Net realized and unrealized gain (loss) on investments	2.31		23.96		(6.75)		5.58	1.14	2.82

Total from investment operations	2.30		24.36		(6.63)		5.74	1.29	2.88

Distributions to shareholders from:
Net investment income	(0.09)		(0.24)		(0.14)		(0.23)	(0.12)	(0.04)

Net asset value at end of period	$54.21		$52.00		$27.88		$34.65	$29.14	$27.97

Market price at end of period(c)	$54.15		$51.96		$27.85		$34.65	$29.16	$27.98

Net Asset Value Total Return(d)	4.44%		87.47%		(19.20)%		19.81%	4.64%	11.49%
Market Price Total Return(d)	4.40%		87.53%		(19.28)%		19.73%	4.67%	11.57%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$115,475		$82,685		$30,668		$88,348	$48,080	$148,230
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%		0.64	%(f)	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(e)	0.72%		0.67	%(f)	0.67%	0.68%	0.63%
Net investment income (loss)	(0.02	)%(e)	0.94	%(b)	0.36	%(f)	0.49%	0.53%	0.21%
Portfolio turnover rate(g)	49%		99%		146%		103%	150%	103%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.08%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)

Invesco Dynamic Networking ETF (PXQ)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$85.40		$57.59	$63.16		$50.08	$43.58	$33.65

Net investment income(a)	0.46	(b)	0.08	0.10		0.66	0.18	0.21
Net realized and unrealized gain (loss) on investments	11.71		27.86	(5.51)		13.13	6.62	9.90

Total from investment operations	12.17		27.94	(5.41)		13.79	6.80	10.11

Distributions to shareholders from:
Net investment income	(0.25)		(0.13)	(0.16)		(0.71)	(0.30)	(0.18)

Net asset value at end of period	$97.32		$85.40	$57.59		$63.16	$50.08	$43.58

Market price at end of period(c)	$97.32		$85.46	$57.51		$63.14	$50.10	$43.59

Net Asset Value Total Return(d)	14.27%		48.59%	(8.56)%		27.90%	15.70%	30.19%
Market Price Total Return(d)	14.19%		48.90%	(8.66)%		27.81%	15.73%	30.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,766		$41,848	$46,070		$101,051	$60,091	$26,145
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.64	%(f)	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.71	%(e)	0.73%	0.65	%(f)	0.64%	0.83%	0.89%
Net investment income	0.99	%(b)(e)	0.11%	0.17	%(f)	1.21%	0.39%	0.55%
Portfolio turnover rate(g)	60%		103%	99%		98%	79%	97%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.02) and (0.05)%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021		2020		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$3.26		$2.39		$6.87		$9.70	$10.70		$13.20

Net investment income(a)	0.01		0.07	(b)	0.07		0.04	0.27	(c)	0.06
Net realized and unrealized gain (loss) on investments	0.41		0.94	(d)	(4.47)		(2.81)	(1.01)		(2.41)

Total from investment operations	0.42		1.01		(4.40)		(2.77)	(0.74)		(2.35)

Distributions to shareholders from:
Net investment income	(0.01)		(0.14)		(0.08)		(0.06)	(0.26)		(0.08)
Return of capital	-		-		-		-	-		(0.07)

Total distributions	(0.01)		(0.14)		(0.08)		(0.06)	(0.26)		(0.15)

Net asset value at end of period	$3.67		$3.26		$2.39		$6.87	$9.70		$10.70

Market price at end of period(e)	$3.67		$3.27		$2.40		$6.87	$9.70		$10.70

Net Asset Value Total Return(f)	12.99%		43.34%		(63.87)%		(28.69)%	(6.71)%		(17.99)%
Market Price Total Return(f)	12.64%		43.19%		(63.72)%		(28.69)%	(6.72)%		(17.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,691		$55,918		$5,971		$17,519	$37,827		$33,174
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(g)(h)	0.63%		0.67	%(i)	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.73	%(g)(h)	1.17%		1.09	%(i)	0.83%	0.86%		0.75%
Net investment income	0.52	%(g)	2.32	%(b)	1.51	%(i)	0.48%	2.90	%(c)	0.47%
Portfolio turnover rate(j)	53%		63%		82%		81%	91%		90%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.03 and 1.07%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.06 and 0.61%, respectively.

(d)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(i)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)

Invesco Dynamic Pharmaceuticals ETF (PJP)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$78.11		$62.54	$62.65	$61.49	$60.71	$62.16

Net investment income(a)	0.36		0.53	0.55	0.69	0.43	0.48
Net realized and unrealized gain (loss) on investments	1.02		15.60	(0.08)	1.17	0.79	(1.40)

Total from investment operations	1.38		16.13	0.47	1.86	1.22	(0.92)

Distributions to shareholders from:
Net investment income	(0.32)		(0.56)	(0.58)	(0.70)	(0.44)	(0.53)

Net asset value at end of period	$79.17		$78.11	$62.54	$62.65	$61.49	$60.71

Market price at end of period(b)	$79.14		$78.17	$62.49	$62.64	$61.53	$60.71

Net Asset Value Total Return(c)	1.77%		25.91%	0.83%	3.02%	1.99%	(1.47)%
Market Price Total Return(c)	1.66%		26.10%	0.77%	2.94%	2.05%	(1.44)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$433,084		$358,503	$356,497	$416,591	$525,754	$764,908
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.58%	0.56%	0.56%	0.57%	0.56%
Expenses, prior to Waivers	0.56	%(d)	0.58%	0.56%	0.56%	0.57%	0.56%
Net investment income	0.90	%(d)	0.76%	0.92%	1.03%	0.68%	0.79%
Portfolio turnover rate(e)	18%		48%	63%	81%	98%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco Dynamic Semiconductors ETF (PSI)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$121.09		$63.60	$58.09	$48.91	$42.47	$24.50

Net investment income(a)	0.13		0.19	0.29	0.38	0.14	0.19
Net realized and unrealized gain on investments	14.71		57.49	5.60	9.19	6.41	18.02

Total from investment operations	14.84		57.68	5.89	9.57	6.55	18.21

Distributions to shareholders from:
Net investment income	(0.15)		(0.19)	(0.38)	(0.39)	(0.11)	(0.24)

Net asset value at end of period	$135.78		$121.09	$63.60	$58.09	$48.91	$42.47

Market price at end of period(b)	$135.56		$120.96	$63.71	$58.04	$48.94	$42.51

Net Asset Value Total Return(c)	12.25%		90.85%	10.23%	19.71%	15.42%	74.65%
Market Price Total Return(c)	12.19%		90.32%	10.51%	19.53%	15.38%	74.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$763,062		$633,276	$228,946	$200,423	$315,455	$235,699
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.56%	0.57%	0.58%	0.61%	0.63%
Expenses, prior to Waivers	0.55	%(d)	0.56%	0.57%	0.58%	0.61%	0.63%
Net investment income	0.20	%(d)	0.20%	0.49%	0.73%	0.29%	0.55%
Portfolio turnover rate(e)	41%		95%	94%	98%	65%	62%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco Dynamic Software ETF (PSJ)

	Six Months Ended October 31, 2021		Years Ended April 30,

	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$163.28		$98.85	$96.10	$70.81	$53.44	$42.20

Net investment income (loss)(a)	0.69	(b)	(0.43)	0.03	(0.22)	(0.27)	(0.05)
Net realized and unrealized gain (loss) on investments	(10.94)		64.86	2.83	25.51	17.64	11.30

Total from investment operations	(10.25)		64.43	2.86	25.29	17.37	11.25

Distributions to shareholders from:
Net investment income	(0.17)		-	(0.11)	-	-	(0.01)

Net asset value at end of period	$152.86		$163.28	$98.85	$96.10	$70.81	$53.44

Market price at end of period(c)	$152.78		$163.23	$98.80	$96.13	$70.90	$53.39

Net Asset Value Total Return(d)	(6.28)%		65.17%	2.99%	35.71%	32.51%	26.67%
Market Price Total Return(d)	(6.30)%		65.21%	2.91%	35.58%	32.80%	26.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$475,405		$622,085	$400,339	$437,243	$155,784	$101,545
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(e)	0.56%	0.56%	0.58%	0.63%	0.63%
Expenses, prior to Waivers	0.56	%(e)	0.56%	0.56%	0.58%	0.63%	0.64%
Net investment income (loss)	0.88	%(b)(e)	(0.31)%	0.03%	(0.27)%	(0.42)%	(0.11)%
Portfolio turnover rate(f)	88%		176%	190%	157%	145%	154%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.18) and (0.23)%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Biotechnology & Genome ETF (PBE)	“Dynamic Biotechnology & Genome ETF”

Invesco Dynamic Building & Construction ETF (PKB)	“Dynamic Building & Construction ETF”

Invesco Dynamic Energy Exploration & Production ETF (PXE)	“Dynamic Energy Exploration & Production ETF”

Invesco Dynamic Food & Beverage ETF (PBJ)	“Dynamic Food & Beverage ETF”

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	“Dynamic Leisure and Entertainment ETF”

Invesco Dynamic Media ETF (PBS)	“Dynamic Media ETF”

Invesco Dynamic Networking ETF (PXQ)	“Dynamic Networking ETF”

Invesco Dynamic Oil & Gas Services ETF (PXJ)	“Dynamic Oil & Gas Services ETF”

Invesco Dynamic Pharmaceuticals ETF (PJP)	“Dynamic Pharmaceuticals ETF”

Invesco Dynamic Semiconductors ETF (PSI)	“Dynamic Semiconductors ETF”

Invesco Dynamic Software ETF (PSJ)	“Dynamic Software ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Biotechnology & Genome ETF	Dynamic Biotech & Genome Intellidex® Index

Dynamic Building & Construction ETF	Dynamic Building & Construction Intellidex® Index

Dynamic Energy Exploration & Production ETF	Dynamic Energy Exploration & Production Intellidex® Index

Dynamic Food & Beverage ETF	Dynamic Food & Beverage Intellidex® Index

Dynamic Leisure and Entertainment ETF	Dynamic Leisure & Entertainment Intellidex® Index

Dynamic Media ETF	Dynamic Media Intellidex® Index

Dynamic Networking ETF	Dynamic Networking Intellidex® Index

Dynamic Oil & Gas Services ETF	Dynamic Oil Services Intellidex® Index

Dynamic Pharmaceuticals ETF	Dynamic Pharmaceutical Intellidex® Index

Dynamic Semiconductors ETF	Dynamic Semiconductor Intellidex® Index

Dynamic Software ETF	Dynamic Software Intellidex® Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or,

45

lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis.

Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with Invesco.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

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Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

49

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2023. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2023. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome ETF, Dynamic Building & Construction ETF, Dynamic Energy Exploration & Production ETF, Dynamic Food & Beverage ETF, Dynamic Leisure and Entertainment ETF, Dynamic Media ETF, Dynamic Pharmaceuticals ETF, Dynamic Semiconductors ETF and Dynamic Software ETF.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser..

For the six months ended October 31, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome ETF	$-

Dynamic Building & Construction ETF	2

Dynamic Energy Exploration & Production ETF	1

Dynamic Food & Beverage ETF	1

Dynamic Leisure and Entertainment ETF	5,194

Dynamic Media ETF	1

Dynamic Networking ETF	16,239

Dynamic Oil & Gas Services ETF	19,056

Dynamic Pharmaceuticals ETF	-

Dynamic Semiconductors ETF	4

Dynamic Software ETF	19

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2021 are as follows:

	Total Potential Recapture Amounts

		Potential Recapture Amounts Expiring

		4/30/22	4/30/23	4/30/24	4/30/25

Dynamic Energy Exploration & Production ETF	$135,991	$2,781	$55,789	$77,421	$-

Dynamic Food & Beverage ETF	34,987	2,297	-	32,690	-

Dynamic Media ETF	62,335	2,693	14,261	45,381	-

Dynamic Networking ETF	73,267	-	8,945	48,084	16,238

Dynamic Oil & Gas Services ETF	169,975	22,954	47,837	81,170	18,014

50

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with ICE Data Indices, LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dynamic Biotechnology & Genome ETF	$6,000

Dynamic Building & Construction ETF	1,539

Dynamic Energy Exploration & Production ETF	10,467

Dynamic Food & Beverage ETF	4,608

Dynamic Leisure and Entertainment ETF	8,627

Dynamic Media ETF	3,657

Dynamic Networking ETF	3,254

Dynamic Oil & Gas Services ETF	11,523

Dynamic Pharmaceuticals ETF	5,788

Dynamic Semiconductors ETF	3,714

Dynamic Software ETF	6,011

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Dynamic Biotechnology & Genome ETF

Investments in Securities

Common Stocks & Other Equity Interests	$292,669,162	$-	$-	$292,669,162

Money Market Funds	115,549	54,248,201	-	54,363,750

Total Investments	$292,784,711	$54,248,201	$-	$347,032,912

51

	Level 1	Level 2	Level 3	Total

Dynamic Building & Construction ETF

Investments in Securities

Common Stocks & Other Equity Interests	$277,181,983	$-	$-	$277,181,983

Money Market Funds	67,447	5,639,360	-	5,706,807

Total Investments	$277,249,430	$5,639,360	$-	$282,888,790

Dynamic Energy Exploration & Production ETF

Investments in Securities

Common Stocks & Other Equity Interests	$142,019,429	$-	$-	$142,019,429

Money Market Funds	162,115	9,342,487	-	9,504,602

Total Investments	$142,181,544	$9,342,487	$-	$151,524,031

Dynamic Food & Beverage ETF

Investments in Securities

Common Stocks & Other Equity Interests	$97,052,901	$-	$-	$97,052,901

Money Market Funds	171,773	7,109,504	-	7,281,277

Total Investments	$97,224,674	$7,109,504	$-	$104,334,178

Dynamic Leisure and Entertainment ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,420,372,166	$-	$-	$1,420,372,166

Money Market Funds	-	191,981,000	-	191,981,000

Total Investments	$1,420,372,166	$191,981,000	$-	$1,612,353,166

Dynamic Media ETF

Investments in Securities

Common Stocks & Other Equity Interests	$115,568,630	$-	$-	$115,568,630

Money Market Funds	61,714	3,357,069	-	3,418,783

Total Investments	$115,630,344	$3,357,069	$-	$118,987,413

Dynamic Networking ETF

Investments in Securities

Common Stocks & Other Equity Interests	$44,770,191	$-	$-	$44,770,191

Money Market Funds	93,768	2,762,910	-	2,856,678

Total Investments	$44,863,959	$2,762,910	$-	$47,626,869

Dynamic Oil & Gas Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$23,426,738	$-	$-	$23,426,738

Exchange-Traded Funds	2,747,158	-	-	2,747,158

Money Market Funds	95,450	3,619,761	-	3,715,211

Total Investments	$26,269,346	$3,619,761	$-	$29,889,107

Dynamic Pharmaceuticals ETF

Investments in Securities

Common Stocks & Other Equity Interests	$433,000,804	$-	$-	$433,000,804

Money Market Funds	59,889	28,351,531	-	28,411,420

Total Investments	$433,060,693	$28,351,531	$-	$461,412,224

Dynamic Semiconductors ETF

Investments in Securities

Common Stocks & Other Equity Interests	$763,324,200	$-	$-	$763,324,200

Money Market Funds	-	25,398,425	-	25,398,425

Total Investments	$763,324,200	$25,398,425	$-	$788,722,625

Dynamic Software ETF

Investments in Securities

Common Stocks & Other Equity Interests	$475,534,564	$-	$-	$475,534,564

Money Market Funds	115,042	78,984,879	-	79,099,921

Total Investments	$475,649,606	$78,984,879	$-	$554,634,485

52

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration

	Short-Term	Long-Term	Total*

Dynamic Biotechnology & Genome ETF	$206,288,745	$27,918,068	$234,206,813

Dynamic Building & Construction ETF	57,303,210	8,653,667	65,956,877

Dynamic Energy Exploration & Production ETF	90,716,496	35,319,684	126,036,180

Dynamic Food & Beverage ETF	74,215,193	8,907,758	83,122,951

Dynamic Leisure and Entertainment ETF	39,231,050	1,653,707	40,884,757

Dynamic Media ETF	81,343,121	3,260,660	84,603,781

Dynamic Networking ETF	34,919,446	10,253,084	45,172,530

Dynamic Oil & Gas Services ETF	57,744,739	47,490,230	105,234,969

Dynamic Pharmaceuticals ETF	168,029,525	254,541,007	422,570,532

Dynamic Semiconductors ETF	8,334,233	-	8,334,233

Dynamic Software ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Biotechnology & Genome ETF	$173,845,314	$173,650,388

Dynamic Building & Construction ETF	220,856,839	220,239,531

Dynamic Energy Exploration & Production ETF	34,179,538	34,769,932

Dynamic Food & Beverage ETF	52,287,077	52,449,146

Dynamic Leisure and Entertainment ETF	1,599,422,567	1,440,081,998

Dynamic Media ETF	55,904,624	54,980,486

Dynamic Networking ETF	26,426,405	26,562,771

Dynamic Oil & Gas Services ETF	20,589,130	19,092,742

Dynamic Pharmaceuticals ETF	74,951,595	75,014,281

Dynamic Semiconductors ETF	274,972,280	275,377,132

Dynamic Software ETF	493,585,214	492,794,435

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Dynamic Biotechnology & Genome ETF	$68,890,297	$62,784,706

Dynamic Building & Construction ETF	218,205,359	210,485,419

Dynamic Energy Exploration & Production ETF	81,892,136	23,496,434

Dynamic Food & Beverage ETF	50,680,830	40,698,313

Dynamic Leisure and Entertainment ETF	586,426,749	1,318,677,934

Dynamic Media ETF	69,280,942	42,167,148

Dynamic Networking ETF	26,319,841	28,508,282

Dynamic Oil & Gas Services ETF	1,585,888	34,480,858

Dynamic Pharmaceuticals ETF	102,717,527	33,208,962

53

	In-kind Purchases	In-kind Sales

Dynamic Semiconductors ETF	$271,474,838	$213,953,838

Dynamic Software ETF	179,252,409	284,955,488

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Dynamic Biotechnology & Genome ETF	$36,035,966	$(15,235,647)	$20,800,319	$326,232,593

Dynamic Building & Construction ETF	29,548,270	(13,056,404)	16,491,866	266,396,924

Dynamic Energy Exploration & Production ETF	21,762,006	(2,131,763)	19,630,243	131,893,788

Dynamic Food & Beverage ETF	11,624,554	(2,509,419)	9,115,135	95,219,043

Dynamic Leisure and Entertainment ETF	76,128,780	(112,691,280)	(36,562,500)	1,648,915,666

Dynamic Media ETF	12,944,023	(7,324,904)	5,619,119	113,368,294

Dynamic Networking ETF	9,899,439	(1,779,045)	8,120,394	39,506,475

Dynamic Oil & Gas Services ETF	1,193,028	(2,242,315)	(1,049,287)	30,938,394

Dynamic Pharmaceuticals ETF	73,509,051	(19,835,323)	53,673,728	407,738,496
Dynamic Semiconductors ETF	145,000,463	(7,210,711)	137,789,752	650,932,873

Dynamic Software ETF	45,468,875	(42,150,103)	3,318,772	551,315,713

NOTE 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

54

Calculating your ongoing Fund expenses

In addition to the fees and expenses which the Invesco Dynamic Oil & Gas Services ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Biotechnology & Genome ETF (PBE)

Actual	$1,000.00	$995.50	0.57%	$2.87

Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91

Invesco Dynamic Building & Construction ETF (PKB)

Actual	1,000.00	975.90	0.56	2.79

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

Invesco Dynamic Energy Exploration & Production ETF (PXE)

Actual	1,000.00	1,389.60	0.63	3.79

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Food & Beverage ETF (PBJ)

Actual	1,000.00	1,037.90	0.63	3.24

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

Actual	1,000.00	1,099.00	0.54	2.86

Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75

Invesco Dynamic Media ETF (PBS)

Actual	1,000.00	1,044.40	0.63	3.25

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

55

Calculating your ongoing Fund expenses—(continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Networking ETF (PXQ)

Actual	$1,000.00	$1,142.70	0.63%	$3.40

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Oil & Gas Services ETF (PXJ)

Actual	1,000.00	1,129.90	0.63	3.38

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Pharmaceuticals ETF (PJP)

Actual	1,000.00	1,017.70	0.56	2.85

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

Invesco Dynamic Semiconductors ETF (PSI)

Actual	1,000.00	1,122.50	0.55	2.94

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

Invesco Dynamic Software ETF (PSJ)

Actual	1,000.00	937.20	0.56	2.73

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

56

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-PS-SAR-7	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2021

RSP	Invesco S&P 500® Equal Weight ETF

EWCO	Invesco S&P 500® Equal Weight Communication Services ETF

RCD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF

RHS	Invesco S&P 500® Equal Weight Consumer Staples ETF

RYE	Invesco S&P 500® Equal Weight Energy ETF

RYF	Invesco S&P 500® Equal Weight Financials ETF

RYH	Invesco S&P 500® Equal Weight Health Care ETF

RGI	Invesco S&P 500® Equal Weight Industrials ETF

RTM	Invesco S&P 500® Equal Weight Materials ETF

EWRE	Invesco S&P 500® Equal Weight Real Estate ETF

RYT	Invesco S&P 500® Equal Weight Technology ETF

RYU	Invesco S&P 500® Equal Weight Utilities ETF

EWMC	Invesco S&P MidCap 400® Equal Weight ETF

EWSC	Invesco S&P SmallCap 600® Equal Weight ETF

2

Invesco S&P 500® Equal Weight ETF (RSP)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.37%
Activision Blizzard, Inc.	746,310	$58,353,979
Alphabet, Inc., Class A(b)	10,699	31,678,883
Alphabet, Inc., Class C(b)	10,277	30,475,518
AT&T, Inc.	2,186,362	55,227,504
Charter Communications, Inc., Class A(b)	76,182	51,414,470
Comcast Corp., Class A	1,002,178	51,542,014
Discovery, Inc., Class A(b)(c)	837,256	19,625,281
Discovery, Inc., Class C(b)	1,491,577	33,649,977
DISH Network Corp., Class A(b)(c)	1,390,115	57,092,023
Electronic Arts, Inc.	409,412	57,420,033
Fox Corp., Class A(c)	1,155,816	45,932,128
Fox Corp., Class B	537,260	19,857,130
Interpublic Group of Cos., Inc. (The)(c)	1,643,419	60,099,833
Live Nation Entertainment, Inc.(b)(c)	690,450	69,839,017
Lumen Technologies, Inc.(c)	4,964,338	58,877,049
Match Group, Inc.(b)	361,611	54,523,706
Meta Platforms, Inc., Class A(b)	157,580	50,988,161
Netflix, Inc.(b)	99,223	68,494,629
News Corp., Class A	2,080,246	47,637,633
News Corp., Class B	647,480	14,607,149
Omnicom Group, Inc.	829,198	56,451,800
Take-Two Interactive Software, Inc.(b)	386,044	69,873,964
T-Mobile US, Inc.(b)	454,137	52,239,379
Twitter, Inc.(b)	965,358	51,685,267
Verizon Communications, Inc.	1,095,916	58,072,589
ViacomCBS, Inc., Class B	1,498,603	54,279,401
Walt Disney Co. (The)(b)	322,853	54,584,757

		1,334,523,274

Consumer Discretionary-12.52%
Advance Auto Parts, Inc.	296,971	66,972,900
Amazon.com, Inc.(b)	16,853	56,835,563
Aptiv PLC(b)	405,808	70,160,145
AutoZone, Inc.(b)	38,718	69,105,435
Bath & Body Works, Inc.	934,049	64,533,445
Best Buy Co., Inc.	533,811	65,253,057
Booking Holdings, Inc.(b)	25,679	62,163,210
BorgWarner, Inc.	1,386,605	62,494,287
Caesars Entertainment, Inc.(b)	570,206	62,414,749
CarMax, Inc.(b)(c)	442,434	60,578,063
Carnival Corp.(b)(c)	2,612,101	57,884,158
Chipotle Mexican Grill, Inc.(b)	32,051	57,019,691
D.R. Horton, Inc.	663,215	59,205,203
Darden Restaurants, Inc.	399,846	57,633,802
Dollar General Corp.(c)	272,504	60,365,086
Dollar Tree, Inc.(b)	658,730	70,984,745
Domino’s Pizza, Inc.	116,980	57,199,711
eBay, Inc.	819,520	62,873,574
Etsy, Inc.(b)(c)	274,116	68,718,140
Expedia Group, Inc.(b)(c)	408,691	67,192,887
Ford Motor Co.(b)	4,686,471	80,044,925
Gap, Inc. (The)(c)	2,490,670	56,513,302
Garmin Ltd.	344,446	49,462,446
General Motors Co.(b)	1,200,735	65,356,006
Genuine Parts Co.	502,005	65,817,876
Hanesbrands, Inc.	3,174,409	54,091,929
Hasbro, Inc.	606,153	58,045,211

	Shares	Value
Consumer Discretionary-(continued)
Hilton Worldwide Holdings, Inc.(b)	466,413	$67,140,151
Home Depot, Inc. (The)	178,940	66,519,156
Las Vegas Sands Corp.(b)	1,420,172	55,116,875
Leggett & Platt, Inc.(c)	1,273,100	59,644,735
Lennar Corp., Class A(c)	595,867	59,544,989
LKQ Corp.(b)	1,172,143	64,561,636
Lowe’s Cos., Inc.	291,677	68,199,916
Marriott International, Inc., Class A(b)	438,222	70,124,285
McDonald’s Corp.	248,504	61,020,157
MGM Resorts International	1,405,303	66,274,090
Mohawk Industries, Inc.(b)	316,617	56,107,699
Newell Brands, Inc.	2,387,394	54,647,449
NIKE, Inc., Class B	363,543	60,817,109
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,416,677	62,156,932
NVR, Inc.(b)(c)	11,392	55,761,562
O’Reilly Automotive, Inc.(b)	100,598	62,604,147
Penn National Gaming, Inc.(b)(c)	744,434	53,301,474
Pool Corp.(c)	120,407	62,028,870
PulteGroup, Inc.	1,239,811	59,610,113
PVH Corp.(b)	544,492	59,529,310
Ralph Lauren Corp.	527,531	67,086,117
Ross Stores, Inc.	526,703	59,622,780
Royal Caribbean Cruises Ltd.(b)	728,716	61,525,492
Starbucks Corp.	498,032	52,826,254
Tapestry, Inc.	1,468,414	57,238,778
Target Corp.	243,146	63,125,565
Tesla, Inc.(b)	80,814	90,026,796
TJX Cos., Inc. (The)	862,989	56,517,150
Tractor Supply Co.	290,217	63,026,426
Ulta Beauty, Inc.(b)	158,723	58,308,481
Under Armour, Inc., Class A(b)	1,372,487	30,139,815
Under Armour, Inc., Class C(b)(c)	1,429,764	26,993,944
VF Corp.(c)	837,476	61,035,251
Whirlpool Corp.(c)	275,375	58,057,311
Wynn Resorts Ltd.(b)(c)	585,163	52,547,637
Yum! Brands, Inc.	457,616	57,174,543

		3,828,882,541

Consumer Staples-6.12%
Altria Group, Inc.	1,174,508	51,807,548
Archer-Daniels-Midland Co.	992,153	63,735,909
Brown-Forman Corp., Class B	830,566	56,387,126
Campbell Soup Co.(c)	1,377,124	55,016,104
Church & Dwight Co., Inc.	718,436	62,762,569
Clorox Co. (The)	350,188	57,084,146
Coca-Cola Co. (The)	1,068,537	60,233,431
Colgate-Palmolive Co.	771,398	58,772,814
Conagra Brands, Inc.	1,795,927	57,828,849
Constellation Brands, Inc., Class A	277,693	60,206,619
Costco Wholesale Corp.	128,574	63,199,264
Estee Lauder Cos., Inc. (The), Class A	177,423	57,543,601
General Mills, Inc.	1,016,858	62,841,824
Hershey Co. (The)(c)	339,599	59,548,685
Hormel Foods Corp.(c)	1,404,337	59,431,542
JM Smucker Co. (The)	490,759	60,294,651
Kellogg Co.	947,183	58,062,318
Kimberly-Clark Corp.	433,475	56,130,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kraft Heinz Co. (The)	1,635,540	$58,699,531
Kroger Co. (The)	1,393,192	55,755,544
Lamb Weston Holdings, Inc.	982,470	55,460,431
McCormick & Co., Inc.(c)	694,658	55,732,411
Molson Coors Beverage Co., Class B(c)	1,303,920	57,489,833
Mondelez International, Inc., Class A(c)	986,642	59,928,635
Monster Beverage Corp.(b)	619,524	52,659,540
PepsiCo, Inc.	382,331	61,784,689
Philip Morris International, Inc.	573,878	54,254,426
Procter & Gamble Co. (The)	412,207	58,941,479
Sysco Corp.	776,156	59,686,396
Tyson Foods, Inc., Class A	794,437	63,531,127
Walgreens Boots Alliance, Inc.	1,201,691	56,503,511
Walmart, Inc.	407,313	60,860,708

		1,872,175,939

Energy-5.10%
APA Corp.	3,179,422	83,332,651
Baker Hughes Co., Class A	2,490,670	62,466,004
Chevron Corp.	618,572	70,820,308
ConocoPhillips	1,066,273	79,426,676
Coterra Energy, Inc.(c)	3,243,537	69,152,209
Devon Energy Corp.(c)	2,116,910	84,845,753
Diamondback Energy, Inc.	791,937	84,887,727
EOG Resources, Inc.	885,175	81,843,281
Exxon Mobil Corp.	1,100,909	70,975,603
Halliburton Co.	3,042,689	76,036,798
Hess Corp.	876,768	72,394,734
Kinder Morgan, Inc.	3,720,960	62,326,080
Marathon Oil Corp.	5,272,713	86,050,676
Marathon Petroleum Corp.	1,044,931	68,892,301
Occidental Petroleum Corp.	2,378,931	79,765,556
ONEOK, Inc.	1,131,966	72,015,677
Phillips 66	895,145	66,938,943
Pioneer Natural Resources Co.	393,234	73,526,893
Schlumberger N.V.	2,219,117	71,588,714
Valero Energy Corp.	937,024	72,460,066
Williams Cos., Inc. (The)(c)	2,447,346	68,745,949

		1,558,492,599

Financials-13.51%
Aflac, Inc.	1,087,122	58,345,838
Allstate Corp. (The)	451,623	55,852,216
American Express Co.	374,294	65,044,811
American International Group, Inc.	1,091,444	64,493,426
Ameriprise Financial, Inc.	222,631	67,263,504
Aon PLC, Class A	204,308	65,362,215
Arthur J. Gallagher & Co.	412,348	69,138,389
Assurant, Inc.	353,779	57,068,090
Bank of America Corp.	1,475,588	70,503,595
Bank of New York Mellon Corp. (The)	1,144,724	67,767,661
Berkshire Hathaway, Inc., Class B(b)	214,048	61,433,916
BlackRock, Inc.	64,721	61,061,675
Brown & Brown, Inc.	1,028,602	64,915,072
Capital One Financial Corp.	382,089	57,706,902
Cboe Global Markets, Inc.	471,802	62,249,556
Charles Schwab Corp. (The)	831,824	68,234,523
Chubb Ltd.	330,212	64,516,821
Cincinnati Financial Corp.(c)	506,213	61,474,507
Citigroup, Inc.	854,134	59,071,907
Citizens Financial Group, Inc.	1,386,923	65,712,412

	Shares	Value
Financials-(continued)
CME Group, Inc., Class A(c)	313,998	$69,252,259
Comerica, Inc.	816,223	69,452,415
Discover Financial Services	493,044	55,871,746
Everest Re Group Ltd.	232,721	60,856,542
Fifth Third Bancorp	1,536,988	66,905,088
First Republic Bank	300,953	65,105,163
Franklin Resources, Inc.	1,897,341	59,747,268
Globe Life, Inc.	645,600	57,471,312
Goldman Sachs Group, Inc. (The)	149,131	61,643,299
Hartford Financial Services Group, Inc. (The)	862,915	62,932,391
Huntington Bancshares, Inc.	3,871,329	60,934,718
Intercontinental Exchange, Inc.	500,094	69,243,015
Invesco Ltd.(d)	2,415,710	61,383,191
JPMorgan Chase & Co.	378,093	64,234,220
KeyCorp	2,990,527	69,589,563
Lincoln National Corp.(c)	908,109	65,520,064
Loews Corp.	1,110,830	62,284,238
M&T Bank Corp.	437,841	64,415,168
MarketAxess Holdings, Inc.	135,521	55,383,367
Marsh & McLennan Cos., Inc.	371,012	61,884,802
MetLife, Inc.	977,704	61,399,811
Moody’s Corp.	156,098	63,087,007
Morgan Stanley	574,742	59,071,983
MSCI, Inc.	91,941	61,129,732
Nasdaq, Inc.(c)	303,891	63,777,604
Northern Trust Corp.	527,900	64,952,816
People’s United Financial, Inc.	3,716,381	63,698,770
PNC Financial Services Group, Inc. (The)	310,048	65,429,429
Principal Financial Group, Inc.(c)	915,960	61,451,756
Progressive Corp. (The)(c)	638,164	60,549,000
Prudential Financial, Inc.(c)	572,898	63,047,425
Raymond James Financial, Inc.	656,708	64,744,842
Regions Financial Corp.	3,047,295	72,159,946
S&P Global, Inc.(c)	132,810	62,973,190
State Street Corp.	678,657	66,881,647
SVB Financial Group(b)	100,389	72,019,069
Synchrony Financial	1,255,848	58,334,140
T. Rowe Price Group, Inc.(c)	274,588	59,552,645
Travelers Cos., Inc. (The)	380,166	61,161,106
Truist Financial Corp.	1,076,658	68,335,483
U.S. Bancorp	1,071,570	64,690,681
W.R. Berkley Corp.	828,515	65,949,794
Wells Fargo & Co.	1,340,433	68,576,552
Willis Towers Watson PLC	251,222	60,866,066
Zions Bancorporation N.A.	1,035,481	65,224,948

		4,130,392,307

Health Care-12.27%
Abbott Laboratories	461,925	59,537,513
AbbVie, Inc.	557,108	63,883,574
ABIOMED, Inc.(b)	165,490	54,949,300
Agilent Technologies, Inc.	335,433	52,827,343
Align Technology, Inc.(b)	83,124	51,900,132
AmerisourceBergen Corp.	483,877	59,042,672
Amgen, Inc.	277,898	57,516,549
Anthem, Inc.	166,348	72,383,005
Baxter International, Inc.	734,385	57,987,040
Becton, Dickinson and Co.	230,071	55,122,711
Biogen, Inc.(b)	198,133	52,838,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Bio-Rad Laboratories, Inc., Class A(b)	72,798	$57,851,115
Bio-Techne Corp.(c)	115,815	60,646,525
Boston Scientific Corp.(b)	1,336,577	57,646,566
Bristol-Myers Squibb Co.	941,426	54,979,278
Cardinal Health, Inc.	1,125,007	53,786,585
Catalent, Inc.(b)(c)	432,051	59,562,551
Centene Corp.(b)	994,768	70,867,272
Cerner Corp.	798,112	59,291,741
Charles River Laboratories International, Inc.(b)	135,036	60,587,953
Cigna Corp.	290,317	62,014,614
Cooper Cos., Inc. (The)	132,529	55,253,991
CVS Health Corp.	709,325	63,328,536
Danaher Corp.	180,158	56,167,860
DaVita, Inc.(b)	482,949	49,859,655
DENTSPLY SIRONA, Inc.	975,808	55,825,976
DexCom, Inc.(b)	108,922	67,881,280
Edwards Lifesciences Corp.(b)	492,045	58,956,832
Eli Lilly and Co.	248,178	63,225,827
Gilead Sciences, Inc.	837,012	54,305,339
HCA Healthcare, Inc.	231,596	58,005,534
Henry Schein, Inc.(b)	774,167	59,107,650
Hologic, Inc.(b)	743,556	54,510,090
Humana, Inc.	147,944	68,521,743
IDEXX Laboratories, Inc.(b)	87,464	58,263,269
Illumina, Inc.(b)	129,783	53,867,732
Incyte Corp.(b)	835,506	55,962,192
Intuitive Surgical, Inc.(b)	174,201	62,909,207
IQVIA Holdings, Inc.(b)	229,029	59,872,761
Johnson & Johnson	355,781	57,949,609
Laboratory Corp. of America Holdings(b)	197,544	56,699,079
McKesson Corp.	293,079	60,925,263
Medtronic PLC	453,013	54,298,138
Merck & Co., Inc.	809,116	71,242,664
Mettler-Toledo International, Inc.(b)	37,715	55,851,389
Moderna, Inc.(b)	132,574	45,765,871
Organon & Co.	1,754,103	64,463,285
PerkinElmer, Inc.(c)	318,123	56,272,777
Pfizer, Inc.	1,303,885	57,031,930
Quest Diagnostics, Inc.(c)	383,854	56,342,090
Regeneron Pharmaceuticals, Inc.(b)	91,669	58,662,660
ResMed, Inc.	201,307	52,925,623
STERIS PLC	283,480	66,260,615
Stryker Corp.	217,502	57,870,757
Teleflex, Inc.	159,488	56,927,647
Thermo Fisher Scientific, Inc.	103,938	65,800,030
UnitedHealth Group, Inc.	147,249	67,803,747
Universal Health Services, Inc., Class B	403,127	50,028,061
Vertex Pharmaceuticals, Inc.(b)	315,047	58,261,642
Viatris, Inc.	4,306,007	57,485,193
Waters Corp.(b)	142,075	52,219,666
West Pharmaceutical Services, Inc.	129,839	55,815,189
Zimmer Biomet Holdings, Inc.	423,178	60,565,235
Zoetis, Inc.	287,562	62,170,904

		3,750,686,685

Industrials-14.56%
3M Co.(c)	322,113	57,555,151
A.O. Smith Corp.	847,662	61,938,662
Alaska Air Group, Inc.(b)	1,059,540	55,943,712

	Shares	Value
Industrials-(continued)
Allegion PLC	411,000	$52,731,300
American Airlines Group, Inc.(b)(c)	3,135,877	60,208,838
AMETEK, Inc.	455,752	60,341,565
Boeing Co. (The)(b)	282,698	58,526,967
C.H. Robinson Worldwide, Inc.(c)	672,312	65,207,541
Carrier Global Corp.	1,053,519	55,025,297
Caterpillar, Inc.	289,871	59,136,583
Cintas Corp.	147,786	64,006,117
Copart, Inc.(b)	415,144	64,467,712
CSX Corp.	1,919,969	69,445,279
Cummins, Inc.	254,643	61,073,577
Deere & Co.	163,531	55,978,297
Delta Air Lines, Inc.(b)	1,509,780	59,077,691
Dover Corp.	342,537	57,916,156
Eaton Corp. PLC	371,298	61,175,058
Emerson Electric Co.	593,817	57,606,187
Equifax, Inc.	217,714	60,400,395
Expeditors International of Washington, Inc.	472,397	58,227,654
Fastenal Co.(c)	1,108,994	63,301,378
FedEx Corp.	230,757	54,350,196
Fortive Corp.	789,144	59,746,092
Fortune Brands Home & Security, Inc.	620,925	62,961,795
Generac Holdings, Inc.(b)	132,455	66,036,765
General Dynamics Corp.	294,695	59,749,411
General Electric Co.	582,566	61,093,696
Honeywell International, Inc.	267,295	58,436,033
Howmet Aerospace, Inc.	1,903,320	56,509,571
Huntington Ingalls Industries, Inc.	299,700	60,758,181
IDEX Corp.(c)	273,603	60,895,820
IHS Markit Ltd.	492,460	64,374,371
Illinois Tool Works, Inc.	271,609	61,891,543
Ingersoll Rand, Inc.(b)	1,085,936	58,379,919
J.B. Hunt Transport Services, Inc.	342,059	67,450,614
Jacobs Engineering Group, Inc.(c)	445,723	62,588,424
Johnson Controls International PLC	791,979	58,107,499
Kansas City Southern	212,243	65,848,391
L3Harris Technologies, Inc.(c)	256,472	59,127,055
Leidos Holdings, Inc.(c)	611,250	61,112,775
Lockheed Martin Corp.	171,847	57,108,195
Masco Corp.	998,204	65,432,272
Nielsen Holdings PLC(c)	2,987,568	60,498,252
Norfolk Southern Corp.	240,309	70,422,552
Northrop Grumman Corp.	167,923	59,985,454
Old Dominion Freight Line, Inc.	204,292	69,735,074
Otis Worldwide Corp.	656,653	52,735,802
PACCAR, Inc.	710,827	63,704,316
Parker-Hannifin Corp.	209,266	62,066,203
Pentair PLC	777,207	57,490,002
Quanta Services, Inc.	513,221	62,243,443
Raytheon Technologies Corp.	715,966	63,620,739
Republic Services, Inc.	478,637	64,424,540
Robert Half International, Inc.	579,508	65,524,970
Rockwell Automation, Inc.	189,572	60,549,297
Rollins, Inc.	1,525,728	53,751,397
Roper Technologies, Inc.	125,230	61,095,960
Snap-on, Inc.	271,780	55,233,849
Southwest Airlines Co.(b)(c)	1,240,575	58,654,386
Stanley Black & Decker, Inc.	318,622	57,265,932
Textron, Inc.	842,148	62,192,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Trane Technologies PLC	312,600	$56,558,718
TransDigm Group, Inc.(b)(c)	99,077	61,806,214
Union Pacific Corp.	286,097	69,063,816
United Airlines Holdings, Inc.(b)(c)	1,340,135	61,833,829
United Parcel Service, Inc., Class B	307,523	65,646,935
United Rentals, Inc.(b)(c)	174,306	66,081,148
Verisk Analytics, Inc.	289,122	60,793,683
W.W. Grainger, Inc.	142,990	66,220,099
Wabtec Corp.	664,712	60,309,320
Waste Management, Inc.	385,629	61,789,335
Xylem, Inc.(c)	442,927	57,841,837

		4,450,389,467

Information Technology-14.82%
Accenture PLC, Class A	174,443	62,588,404
Adobe, Inc.(b)	90,899	59,117,074
Advanced Micro Devices, Inc.(b)	565,578	67,999,443
Akamai Technologies, Inc.(b)	530,777	55,975,742
Amphenol Corp., Class A	788,984	60,570,302
Analog Devices, Inc.	349,661	60,662,687
ANSYS, Inc.(b)(c)	158,988	60,348,665
Apple, Inc.(c)	399,676	59,871,465
Applied Materials, Inc.	434,129	59,323,728
Arista Networks, Inc.(b)	169,419	69,409,270
Autodesk, Inc.(b)(c)	208,991	66,377,632
Automatic Data Processing, Inc.	295,807	66,405,713
Broadcom, Inc.	119,583	63,578,694
Broadridge Financial Solutions, Inc.	349,621	62,375,883
Cadence Design Systems, Inc.(b)	356,158	61,654,511
CDW Corp.(c)	300,085	56,010,865
Ceridian HCM Holding, Inc.(b)	540,981	67,757,870
Cisco Systems, Inc.	1,026,504	57,453,429
Citrix Systems, Inc.(c)	552,574	52,345,335
Cognizant Technology Solutions Corp., Class A	779,160	60,844,604
Corning, Inc.	1,530,367	54,435,154
DXC Technology Co.(b)	1,728,875	56,309,459
Enphase Energy, Inc.(b)(c)	375,458	86,967,337
F5 Networks, Inc.(b)	292,752	61,814,585
Fidelity National Information Services, Inc.	480,109	53,167,271
Fiserv, Inc.(b)	536,989	52,888,047
FleetCor Technologies, Inc.(b)	227,971	56,402,305
Fortinet, Inc.(b)	191,933	64,554,745
Gartner, Inc.(b)	190,133	63,107,044
Global Payments, Inc.	357,043	51,053,579
Hewlett Packard Enterprise Co.	4,152,516	60,834,359
HP, Inc.	2,122,430	64,373,302
Intel Corp.	1,103,725	54,082,525
International Business Machines Corp.	433,568	54,239,357
Intuit, Inc.	105,310	65,923,007
IPG Photonics Corp.(b)(c)	344,575	54,790,871
Jack Henry & Associates, Inc.	351,493	58,516,555
Juniper Networks, Inc.(c)	2,135,184	63,030,632
Keysight Technologies, Inc.(b)	330,588	59,512,452
KLA Corp.	170,061	63,391,938
Lam Research Corp.	99,313	55,969,827
Mastercard, Inc., Class A	171,112	57,411,498
Microchip Technology, Inc.	754,575	55,906,462
Micron Technology, Inc.	808,575	55,872,532

	Shares	Value
Information Technology-(continued)
Microsoft Corp.(c)	201,619	$66,860,893
Monolithic Power Systems, Inc.(c)	120,429	63,280,622
Motorola Solutions, Inc.	245,515	61,032,574
NetApp, Inc.	644,284	57,534,561
NortonLifeLock, Inc.	2,179,737	55,474,307
NVIDIA Corp.	264,599	67,650,026
NXP Semiconductors N.V. (China)	280,000	56,240,800
Oracle Corp.	662,560	63,566,006
Paychex, Inc.	538,809	66,424,374
Paycom Software, Inc.(b)	125,415	68,708,608
PayPal Holdings, Inc.(b)	209,070	48,627,591
PTC, Inc.(b)	472,916	60,225,853
Qorvo, Inc.(b)	331,389	55,749,571
QUALCOMM, Inc.	416,329	55,388,410
salesforce.com, inc.(b)	231,848	69,482,527
Seagate Technology Holdings PLC(c)	708,244	63,083,293
ServiceNow, Inc.(b)	91,884	64,112,980
Skyworks Solutions, Inc.	335,011	55,990,388
Synopsys, Inc.(b)	178,869	59,595,573
TE Connectivity Ltd.	408,664	59,664,944
Teledyne Technologies, Inc.(b)	137,268	61,663,531
Teradyne, Inc.(c)	491,118	67,892,152
Texas Instruments, Inc.	311,664	58,430,767
Trimble, Inc.(b)	633,519	55,350,555
Tyler Technologies, Inc.(b)	126,164	68,534,808
VeriSign, Inc.(b)(c)	268,722	59,836,328
Visa, Inc., Class A(c)	264,326	55,976,317
Western Digital Corp.(b)	1,025,111	53,603,054
Western Union Co. (The)(c)	2,817,504	51,334,923
Xilinx, Inc.	383,895	69,101,100
Zebra Technologies Corp., Class A(b)	103,096	55,048,109

		4,530,691,704

Materials-5.54%
Air Products and Chemicals, Inc.	221,592	66,435,498
Albemarle Corp.	247,295	61,939,979
Amcor PLC(c)	4,831,107	58,311,461
Avery Dennison Corp.	264,952	57,685,349
Ball Corp.(c)	626,530	57,314,964
Celanese Corp.	387,854	62,642,300
CF Industries Holdings, Inc.	1,301,953	73,950,930
Corteva, Inc.	1,368,699	59,059,362
Dow, Inc.	983,750	55,060,488
DuPont de Nemours, Inc.	843,166	58,684,354
Eastman Chemical Co.	542,828	56,470,397
Ecolab, Inc.	263,256	58,500,748
FMC Corp.	605,545	55,110,650
Freeport-McMoRan, Inc.	1,674,719	63,170,401
International Flavors & Fragrances, Inc.(c)	402,697	59,377,673
International Paper Co.	1,074,523	53,371,557
Linde PLC (United Kingdom)	191,456	61,112,755
LyondellBasell Industries N.V., Class A	639,854	59,391,248
Martin Marietta Materials, Inc.(c)	160,733	63,142,352
Mosaic Co. (The)	1,869,695	77,723,221
Newmont Corp.	1,042,766	56,309,364
Nucor Corp.	529,288	59,095,005
Packaging Corp. of America	391,348	53,759,475
PPG Industries, Inc.	388,303	62,349,813
Sealed Air Corp.	1,023,200	60,696,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	198,338	$62,795,794
Vulcan Materials Co.	334,343	63,565,291
WestRock Co.	1,145,592	55,102,975

		1,692,129,628

Real Estate-5.83%
Alexandria Real Estate Equities, Inc.	297,469	60,725,322
American Tower Corp.	202,268	57,033,508
AvalonBay Communities, Inc.	265,907	62,934,869
Boston Properties, Inc.(c)	549,546	62,450,407
CBRE Group, Inc., Class A(b)	613,746	63,878,684
Crown Castle International Corp.	315,392	56,865,178
Digital Realty Trust, Inc.(c)	382,549	60,370,058
Duke Realty Corp.	1,170,780	65,844,667
Equinix, Inc.	70,522	59,031,850
Equity Residential	730,037	63,075,197
Essex Property Trust, Inc.	184,729	62,794,929
Extra Space Storage, Inc.	317,780	62,720,239
Federal Realty Investment Trust(c)	504,605	60,729,212
Healthpeak Properties, Inc.	1,681,092	59,695,577
Host Hotels & Resorts, Inc.(b)	3,716,381	62,546,692
Iron Mountain, Inc.(c)	1,263,731	57,676,683
Kimco Realty Corp.	2,813,567	63,586,614
Mid-America Apartment Communities, Inc.	313,984	64,118,673
Prologis, Inc.	444,818	64,480,817
Public Storage	184,637	61,332,719
Realty Income Corp.	874,862	62,491,393
Regency Centers Corp.(c)	897,007	63,158,263
SBA Communications Corp., Class A	168,643	58,237,487
Simon Property Group, Inc.	464,619	68,103,853
UDR, Inc.	1,126,476	62,553,212
Ventas, Inc.	1,057,685	56,448,648
Vornado Realty Trust(c)	1,475,588	62,904,316
Welltower, Inc.(c)	686,271	55,176,188
Weyerhaeuser Co.(c)	1,711,900	61,149,068

		1,782,114,323

Utilities-5.31%
AES Corp. (The)	2,499,948	62,823,693
Alliant Energy Corp.	994,113	56,236,972
Ameren Corp.	682,878	57,559,787
American Electric Power Co., Inc.	669,111	56,680,393
American Water Works Co., Inc.	321,826	56,055,653
Atmos Energy Corp.(c)	638,164	58,787,668
CenterPoint Energy, Inc.	2,266,369	59,016,249
CMS Energy Corp.	934,125	56,374,444
Consolidated Edison, Inc.	795,588	59,987,335
Dominion Energy, Inc.	768,846	58,378,477
DTE Energy Co.	500,383	56,718,413

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	575,902	$58,747,763
Edison International	1,022,335	64,335,542
Entergy Corp.(c)	531,198	54,724,018
Evergy, Inc.	891,051	56,804,501
Eversource Energy	672,837	57,123,861
Exelon Corp.	1,190,624	63,329,291
FirstEnergy Corp.	1,576,534	60,743,855
NextEra Energy, Inc.	699,759	59,710,435
NiSource, Inc.	2,414,744	59,571,735
NRG Energy, Inc.	1,367,891	54,565,172
Pinnacle West Capital Corp.	797,058	51,402,270
PPL Corp.(c)	2,007,020	57,802,176
Public Service Enterprise Group, Inc.	956,180	61,004,284
Sempra Energy	448,470	57,238,226
Southern Co. (The)	897,407	55,926,404
WEC Energy Group, Inc.	626,140	56,390,168
Xcel Energy, Inc.	876,895	56,638,648

		1,624,677,433

Total Common Stocks & Other Equity Interests (Cost $25,550,427,089)		30,555,155,900

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $110,264)	110,264	110,264

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $25,550,537,353)		30,555,266,164

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.66%
Invesco Private Government Fund, 0.02%(d)(e)(f)	332,750,681	332,750,681
Invesco Private Prime Fund, 0.11%(d)(e)(f)	787,811,330	788,126,462

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,120,877,136)		1,120,877,143

TOTAL INVESTMENTS IN SECURITIES-103.61% (Cost $26,671,414,489)		31,676,143,307
OTHER ASSETS LESS LIABILITIES-(3.61)%		(1,104,926,477)

NET ASSETS-100.00%		$30,571,216,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Invesco Ltd.	$53,120,799	$21,333,307	$(9,488,001)	$(5,968,843)	$2,385,929	$61,383,191	$672,770

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	8,055,574	191,658,865	(199,604,175)	-	-	110,264	1,246

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	282,481,546	1,374,365,341	(1,324,096,206)	-	-	332,750,681	19,092	*

Invesco Private Prime Fund	465,681,081	2,699,576,962	(2,377,131,584)	3	-	788,126,462	275,860	*

Total	$809,339,000	$4,286,934,475	$(3,910,319,966)	$(5,968,840)	$2,385,929	$1,182,370,598	$968,968

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Information Technology	14.82

Industrials	14.56

Financials	13.51

Consumer Discretionary	12.52

Health Care	12.27

Consumer Staples	6.12

Real Estate	5.83

Materials	5.54

Utilities	5.31

Energy	5.10

Communication Services	4.37

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Diversified Telecommunication Services-13.44%
AT&T, Inc.	70,958	$1,792,398
Lumen Technologies, Inc.	161,124	1,910,931
Verizon Communications, Inc.	35,563	1,884,483

		5,587,812

Entertainment-29.55%
Activision Blizzard, Inc.	24,217	1,893,527
Electronic Arts, Inc.	13,290	1,863,923
Live Nation Entertainment, Inc.(b)	22,406	2,266,367
Netflix, Inc.(b)	3,221	2,223,489
Take-Two Interactive Software, Inc.(b)	12,529	2,267,749
Walt Disney Co. (The)(b)	10,474	1,770,839

		12,285,894

Interactive Media & Services-12.86%
Alphabet, Inc., Class A(b)	350	1,036,322
Alphabet, Inc., Class C(b)	331	981,551
Meta Platforms, Inc., Class A(b)	5,096	1,648,913
Twitter, Inc.(b)	31,329	1,677,354

		5,344,140

Media-39.96%
Charter Communications, Inc., Class A(b)	2,452	1,654,830
Comcast Corp., Class A	32,524	1,672,709
Discovery, Inc., Class A(b)(c)	27,176	637,005
Discovery, Inc., Class C(b)	48,410	1,092,130
DISH Network Corp., Class A(b)	45,114	1,852,832
Fox Corp., Class A	37,509	1,490,608
Fox Corp., Class B	17,434	644,361
Interpublic Group of Cos., Inc. (The)	53,339	1,950,607
News Corp., Class A	67,519	1,546,185
News Corp., Class B	21,018	474,166
Omnicom Group, Inc.	26,909	1,831,965
ViacomCBS, Inc., Class B	48,641	1,761,777

		16,609,175

	Shares	Value
Wireless Telecommunication Services-4.08%
T-Mobile US, Inc.(b)	14,744	$1,696,002

Total Common Stocks & Other Equity Interests (Cost $41,620,816)		41,523,023

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,903)	1,903	1,903

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $41,622,719)		41,524,926

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.86%
Invesco Private Government Fund, 0.02%(d)(e)(f)	107,190	107,190
Invesco Private Prime Fund, 0.11%(d)(e)(f)	250,010	250,110

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $357,300)		357,300

TOTAL INVESTMENTS IN SECURITIES-100.75% (Cost $41,980,019)		41,882,226
OTHER ASSETS LESS LIABILITIES-(0.75)%		(312,707)

NET ASSETS-100.00%		$41,569,519

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$368,253	$(366,350)	$-	$-	$ 1,903	$3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$168,501	$4,326,281	$(4,387,592)	$-	$-	$107,190	$17	*

Invesco Private Prime Fund	252,751	6,229,019	(6,231,660)	-	-	250,110	277	*

Total	$421,252	$10,923,553	$(10,985,602)	$-	$-	$359,203	$297

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Media	39.96

Entertainment	29.55

Diversified Telecommunication Services	13.44

Interactive Media & Services	12.86

Wireless Telecommunication Services	4.08

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Auto Components-3.46%
Aptiv PLC(b)	60,187	$10,405,730
BorgWarner, Inc.	205,580	9,265,491

		19,671,221

Automobiles-6.15%
Ford Motor Co.(b)	694,834	11,867,764
General Motors Co.(b)	178,011	9,689,139
Tesla, Inc.(b)	11,975	13,340,150

		34,897,053

Distributors-5.03%
Genuine Parts Co.	74,377	9,751,568
LKQ Corp.(b)	173,805	9,573,179
Pool Corp.	17,873	9,207,455

		28,532,202

Hotels, Restaurants & Leisure-28.20%
Booking Holdings, Inc.(b)	3,831	9,274,008
Caesars Entertainment, Inc.(b)	84,555	9,255,390
Carnival Corp.(b)	387,267	8,581,837
Chipotle Mexican Grill, Inc.(b)	4,647	8,267,152
Darden Restaurants, Inc.	59,235	8,538,133
Domino’s Pizza, Inc.	17,240	8,429,843
Expedia Group, Inc.(b)(c)	60,643	9,970,316
Hilton Worldwide Holdings, Inc.(b)	69,186	9,959,325
Las Vegas Sands Corp.(b)	210,551	8,171,484
Marriott International, Inc., Class A(b)	64,966	10,395,859
McDonald’s Corp.	36,874	9,054,411
MGM Resorts International	208,305	9,823,664
Norwegian Cruise Line Holdings Ltd.(b)(c)	358,273	9,214,782
Penn National Gaming, Inc.(b)(c)	110,362	7,901,919
Royal Caribbean Cruises Ltd.(b)(c)	108,049	9,122,577
Starbucks Corp.	73,827	7,830,830
Wynn Resorts Ltd.(b)(c)	86,755	7,790,599
Yum! Brands, Inc.	67,810	8,472,181

		160,054,310

Household Durables-13.39%
D.R. Horton, Inc.	98,354	8,780,062
Garmin Ltd.	51,022	7,326,759
Leggett & Platt, Inc.	188,713	8,841,204
Lennar Corp., Class A	88,349	8,828,716
Mohawk Industries, Inc.(b)	46,929	8,316,288
Newell Brands, Inc.	354,001	8,103,083
NVR, Inc.(b)	1,708	8,360,318
PulteGroup, Inc.	183,842	8,839,123
Whirlpool Corp.	40,850	8,612,406

		76,007,959

Internet & Direct Marketing Retail-4.94%
Amazon.com, Inc.(b)	2,537	8,555,855
eBay, Inc.	121,463	9,318,641
Etsy, Inc.(b)(c)	40,631	10,185,786

		28,060,282

Leisure Products-1.52%
Hasbro, Inc.	89,922	8,610,931

Multiline Retail-5.08%
Dollar General Corp.	40,396	8,948,522

	Shares	Value
Multiline Retail-(continued)
Dollar Tree, Inc.(b)	97,701	$10,528,260
Target Corp.	36,044	9,357,743

		28,834,525

Specialty Retail-21.34%
Advance Auto Parts, Inc.	44,012	9,925,586
AutoZone, Inc.(b)	5,689	10,153,955
Bath & Body Works, Inc.	138,467	9,566,685
Best Buy Co., Inc.	79,161	9,676,641
CarMax, Inc.(b)	65,470	8,964,152
Gap, Inc. (The)	369,306	8,379,553
Home Depot, Inc. (The)	26,537	9,864,864
Lowe’s Cos., Inc.	43,149	10,089,099
O’Reilly Automotive, Inc.(b)	14,886	9,263,856
Ross Stores, Inc.	78,108	8,841,826
TJX Cos., Inc. (The)	127,910	8,376,826
Tractor Supply Co.	43,002	9,338,744
Ulta Beauty, Inc.(b)	23,553	8,652,430

		121,094,217

Textiles, Apparel & Luxury Goods-10.89%
Hanesbrands, Inc.	470,605	8,019,109
NIKE, Inc., Class B	53,880	9,013,585
PVH Corp.(b)	80,686	8,821,401
Ralph Lauren Corp.	78,207	9,945,584
Tapestry, Inc.	217,684	8,485,322
Under Armour, Inc., Class A(b)	203,480	4,468,421
Under Armour, Inc., Class C(b)(c)	212,025	4,003,032
VF Corp.(c)	124,145	9,047,688

		61,804,142

Total Common Stocks & Other Equity Interests (Cost $554,381,180)		567,566,842

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $22,229)	22,229	22,229

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $554,403,409)		567,589,071

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.89%
Invesco Private Government Fund, 0.02%(d)(e)(f)	11,731,286	11,731,286
Invesco Private Prime Fund, 0.11%(d)(e)(f)	27,362,056	27,373,001

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,104,287)		39,104,287

TOTAL INVESTMENTS IN SECURITIES-106.90% (Cost $593,507,696)		606,693,358
OTHER ASSETS LESS LIABILITIES-(6.90)%		(39,141,763)

NET ASSETS-100.00%		$567,551,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$348,584	$3,389,329	$(3,715,684)	$-	$-	$22,229	$41

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,580,099	94,120,274	(96,969,087)	-	-	11,731,286	916	*

Invesco Private Prime Fund	21,870,149	196,682,634	(191,179,781)	(1)	-	27,373,001	12,804	*

Total	$36,798,832	$294,192,237	$(291,864,552)	$(1)	$-	$39,126,516	$13,761

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Hotels, Restaurants & Leisure	28.20

Specialty Retail	21.34

Household Durables	13.39

Textiles, Apparel & Luxury Goods	10.89

Automobiles	6.15

Multiline Retail	5.08

Distributors	5.03

Internet & Direct Marketing Retail	4.94

Auto Components	3.46

Leisure Products	1.52

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Beverages-18.61%
Brown-Forman Corp., Class B	199,488	$13,543,240
Coca-Cola Co. (The)	256,667	14,468,319
Constellation Brands, Inc., Class A	66,724	14,466,431
Molson Coors Beverage Co., Class B(b)	313,214	13,809,605
Monster Beverage Corp.(c)	148,803	12,648,255
PepsiCo, Inc.	91,811	14,836,658

		83,772,508

Food & Staples Retailing-15.77%
Costco Wholesale Corp.	30,685	15,082,905
Kroger Co. (The)	334,504	13,386,850
Sysco Corp.	186,432	14,336,621
Walgreens Boots Alliance, Inc.	288,638	13,571,758
Walmart, Inc.	97,833	14,618,207

		70,996,341

Food Products-41.10%
Archer-Daniels-Midland Co.	238,322	15,309,805
Campbell Soup Co.	330,779	13,214,621
Conagra Brands, Inc.	431,343	13,889,245
General Mills, Inc.	244,280	15,096,504
Hershey Co. (The)(b)	81,534	14,296,987
Hormel Foods Corp.(b)	337,350	14,276,652
JM Smucker Co. (The)	117,901	14,485,317
Kellogg Co.	227,499	13,945,689
Kraft Heinz Co. (The)	392,879	14,100,427
Lamb Weston Holdings, Inc.	235,962	13,320,055
McCormick & Co., Inc.(b)	166,842	13,385,734
Mondelez International, Inc., Class A	236,979	14,394,104
Tyson Foods, Inc., Class A	190,820	15,259,875

		184,975,015

Household Products-15.68%
Church & Dwight Co., Inc.	172,570	15,075,715

	Shares	Value
Household Products-(continued)
Clorox Co. (The)	84,119	$13,712,238
Colgate-Palmolive Co.	185,270	14,115,721
Kimberly-Clark Corp.	104,148	13,486,125
Procter & Gamble Co. (The)	99,029	14,160,157

		70,549,956

Personal Products-3.06%
Estee Lauder Cos., Inc. (The), Class A	42,518	13,789,863

Tobacco-5.66%
Altria Group, Inc.	282,079	12,442,505
Philip Morris International, Inc.	137,812	13,028,746

		25,471,251

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $408,180,120)		449,554,934

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.73%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,036,061	5,036,061
Invesco Private Prime Fund, 0.11%(d)(e)(f)	11,746,111	11,750,809

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,786,870)		16,786,870

TOTAL INVESTMENTS IN SECURITIES-103.61% (Cost $424,966,990)		466,341,804
OTHER ASSETS LESS LIABILITIES-(3.61)%		(16,263,119)

NET ASSETS-100.00%		$450,078,685

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$6,132,690	$(6,132,690)	$-	$-	$-	$31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$5,457,724	$29,718,087	$(30,139,750)	$-	$-	$5,036,061	$208	*

Invesco Private Prime Fund	8,186,586	68,892,382	(65,328,159)	-	-	11,750,809	2,915	*

Total	$13,644,310	$104,743,159	$(101,600,599)	$-	$-	$16,786,870	$3,154

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Food Products	41.10

Beverages	18.61

Food & Staples Retailing	15.77

Household Products	15.68

Tobacco	5.66

Personal Products	3.06

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Energy ETF (RYE)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-94.98%
Energy Equipment & Services-13.02%
Baker Hughes Co., Class A	415,029	$10,408,927
Halliburton Co.	509,119	12,722,884
Schlumberger N.V.	361,420	11,659,409

		34,791,220

Oil, Gas & Consumable Fuels-81.96%
APA Corp.	540,111	14,156,309
Chevron Corp.	83,094	9,513,432
ConocoPhillips	175,365	13,062,939
Coterra Energy, Inc.	545,984	11,640,379
Devon Energy Corp.	355,257	14,238,701
Diamondback Energy, Inc.	133,693	14,330,553
EOG Resources, Inc.	140,284	12,970,659
Exxon Mobil Corp.	143,601	9,257,956
Hess Corp.	147,084	12,144,726
Kinder Morgan, Inc.	611,414	10,241,184
Marathon Oil Corp.	894,854	14,604,017
Marathon Petroleum Corp.	170,803	11,261,042
Occidental Petroleum Corp.	391,956	13,142,285
ONEOK, Inc.	188,402	11,986,135
Phillips 66	147,704	11,045,305
Pioneer Natural Resources Co.	64,591	12,077,225

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp.	155,223	$12,003,395
Williams Cos., Inc. (The)	403,760	11,341,618

		219,017,860

Total Common Stocks & Other Equity Interests (Cost $222,284,091)		253,809,080

Exchange-Traded Funds-4.90%
Energy Select Sector SPDR Fund	227,184	13,056,264
SPDR S&P Oil & Gas Equipment & Services ETF	708	40,491

Total Exchange-Traded Funds (Cost $13,182,988)		13,096,755

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $142,894)	142,894	142,894

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $235,609,973)		267,048,729
OTHER ASSETS LESS LIABILITIES-0.07%		179,970

NET ASSETS-100.00%		$267,228,699

Investment Abbreviations:

ETF -Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$77,255	$8,442,501	$(8,376,862)	$-	$-	$142,894	$35
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	16,688,724	(16,688,724)	-	-	-	76	*

Invesco Private Prime Fund	-	32,699,218	(32,699,218)	-	-	-	1,004	*

Total	$77,255	$57,830,443	$(57,764,804)	$-	$-	$142,894	$1,115

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Energy ETF (RYE)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Oil, Gas & Consumable Fuels	81.96

Energy Equipment & Services	13.02

Exchange-Traded Funds	4.90

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Financials ETF (RYF)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%(a)
Banks-28.96%
Bank of America Corp.	176,239	$8,420,699
Citigroup, Inc.	101,993	7,053,836
Citizens Financial Group, Inc.	165,622	7,847,170
Comerica, Inc.	97,493	8,295,679
Fifth Third Bancorp	183,600	7,992,108
First Republic Bank	35,932	7,773,170
Huntington Bancshares, Inc.	462,271	7,276,146
JPMorgan Chase & Co.	45,121	7,665,607
KeyCorp	357,235	8,312,858
M&T Bank Corp.	52,265	7,689,227
People’s United Financial, Inc.	443,931	7,608,977
PNC Financial Services Group, Inc. (The)	37,036	7,815,707
Regions Financial Corp.	364,004	8,619,615
SVB Financial Group(b)	12,006	8,613,104
Truist Financial Corp.	128,574	8,160,592
U.S. Bancorp	128,043	7,729,956
Wells Fargo & Co.	160,135	8,192,507
Zions Bancorporation N.A.	123,732	7,793,879

		142,860,837

Capital Markets-30.67%
Ameriprise Financial, Inc.	26,593	8,034,543
Bank of New York Mellon Corp. (The)	136,749	8,095,541
BlackRock, Inc.	7,724	7,287,285
Cboe Global Markets, Inc.	56,293	7,427,298
Charles Schwab Corp. (The)	99,389	8,152,880
CME Group, Inc., Class A	37,536	8,278,565
Franklin Resources, Inc.	226,583	7,135,099
Goldman Sachs Group, Inc. (The)	17,536	7,248,505
Intercontinental Exchange, Inc.	59,728	8,269,939
Invesco Ltd.(c)	288,190	7,322,908
MarketAxess Holdings, Inc.	16,151	6,600,429
Moody’s Corp.	18,585	7,511,128
Morgan Stanley	68,455	7,035,805
MSCI, Inc.	10,865	7,223,921
Nasdaq, Inc.(d)	36,178	7,592,677
Northern Trust Corp.	63,104	7,764,316
Raymond James Financial, Inc.	78,429	7,732,315
S&P Global, Inc.(d)	15,771	7,477,977
State Street Corp.	81,045	7,986,985
T. Rowe Price Group, Inc.	32,706	7,093,277

		151,271,393

Consumer Finance-5.74%
American Express Co.	44,704	7,768,661
Capital One Financial Corp.	45,594	6,886,062
Discover Financial Services	58,893	6,673,755
Synchrony Financial	150,037	6,969,218

		28,297,696

	Shares	Value
Diversified Financial Services-1.49%
Berkshire Hathaway, Inc., Class B(b)	25,578	$7,341,142

Insurance-33.07%
Aflac, Inc.	129,836	6,968,298
Allstate Corp. (The)	53,929	6,669,400
American International Group, Inc.	130,414	7,706,163
Aon PLC, Class A	24,253	7,759,020
Arthur J. Gallagher & Co.	49,249	8,257,580
Assurant, Inc.	42,264	6,817,606
Brown & Brown, Inc.	122,868	7,754,200
Chubb Ltd.	39,336	7,685,468
Cincinnati Financial Corp.	60,450	7,341,048
Everest Re Group Ltd.	27,810	7,272,315
Globe Life, Inc.	77,098	6,863,264
Hartford Financial Services Group, Inc. (The)	102,914	7,505,518
Lincoln National Corp.(d)	108,489	7,827,481
Loews Corp.	132,691	7,439,984
Marsh & McLennan Cos., Inc.	44,233	7,378,064
MetLife, Inc.	116,803	7,335,228
Principal Financial Group, Inc.	109,402	7,339,780
Progressive Corp. (The)	76,218	7,231,564
Prudential Financial, Inc.(d)	68,443	7,532,152
Travelers Cos., Inc. (The)	45,375	7,299,930
W.R. Berkley Corp.	98,964	7,877,534
Willis Towers Watson PLC	30,028	7,275,184

		163,136,781

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $419,467,715)		492,907,849

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.81%
Invesco Private Government Fund, 0.02%(c)(e)(f)	4,154,437	4,154,437
Invesco Private Prime Fund, 0.11%(c)(e)(f)	9,689,809	9,693,685

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,848,122)		13,848,122

TOTAL INVESTMENTS IN SECURITIES-102.74% (Cost $433,315,837)		506,755,971
OTHER ASSETS LESS LIABILITIES-(2.74)%		(13,530,564)

NET ASSETS-100.00%		$493,225,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income

Invesco Ltd.	$5,769,981	$3,212,215	$(1,245,147)	$(665,286)	$251,145	$7,322,908	$72,711
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	215,534	4,594,819	(4,810,353)	-	-	-	24
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	30,834,434	(26,679,997)	-	-	4,154,437	169	*

Invesco Private Prime Fund	-	66,861,412	(57,167,727)	-	-	9,693,685	2,392	*

Total	$5,985,515	$105,502,880	$(89,903,224)	$(665,286)	$251,145	$21,171,030	$75,296

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at October 31, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Insurance	33.07
Capital Markets	30.67

Banks	28.96
Consumer Finance	5.74

Diversified Financial Services	1.49

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-11.93%
AbbVie, Inc.	148,914	$17,075,968
Amgen, Inc.	74,321	15,382,217
Biogen, Inc.(b)	52,988	14,130,840
Gilead Sciences, Inc.	223,780	14,518,846
Incyte Corp.(b)	223,372	14,961,457
Moderna, Inc.(b)	35,361	12,206,971
Regeneron Pharmaceuticals, Inc.(b)	24,435	15,636,934
Vertex Pharmaceuticals, Inc.(b)	84,245	15,579,428

		119,492,661

Health Care Equipment & Supplies-32.28%
Abbott Laboratories	123,351	15,898,710
ABIOMED, Inc.(b)	43,987	14,605,443
Align Technology, Inc.(b)	22,049	13,766,734
Baxter International, Inc.	196,320	15,501,427
Becton, Dickinson and Co.	61,495	14,733,587
Boston Scientific Corp.(b)	357,315	15,410,996
Cooper Cos., Inc. (The)(c)	35,204	14,677,252
Danaher Corp.	48,153	15,012,661
DENTSPLY SIRONA, Inc.	260,900	14,926,089
DexCom, Inc.(b)	28,932	18,030,712
Edwards Lifesciences Corp.(b)	131,416	15,746,265
Hologic, Inc.(b)	198,602	14,559,513
IDEXX Laboratories, Inc.(b)	23,307	15,525,725
Intuitive Surgical, Inc.(b)	46,569	16,817,463
Medtronic PLC	121,140	14,519,840
ResMed, Inc.	53,754	14,132,464
STERIS PLC	75,754	17,706,740
Stryker Corp.	58,008	15,434,189
Teleflex, Inc.	42,657	15,225,990
West Pharmaceutical Services, Inc.	34,618	14,881,586
Zimmer Biomet Holdings, Inc.	113,117	16,189,305

		323,302,691

Health Care Providers & Services-24.25%
AmerisourceBergen Corp.	129,356	15,784,019
Anthem, Inc.	44,436	19,335,437
Cardinal Health, Inc.	300,761	14,379,383
Centene Corp.(b)	265,966	18,947,418
Cigna Corp.	77,611	16,578,486
CVS Health Corp.	189,596	16,927,131
DaVita, Inc.(b)	129,103	13,328,594
HCA Healthcare, Inc.	61,899	15,503,223
Henry Schein, Inc.(b)	206,959	15,801,320
Humana, Inc.	39,520	18,304,083
Laboratory Corp. of America Holdings(b)	52,787	15,150,925
McKesson Corp.	78,361	16,289,685
Quest Diagnostics, Inc.(c)	102,539	15,050,674
UnitedHealth Group, Inc.	39,331	18,110,746
Universal Health Services, Inc., Class B	107,754	13,372,271

		242,863,395

Health Care Technology-1.58%
Cerner Corp.	213,380	15,852,000

	Shares	Value
Life Sciences Tools & Services-15.32%
Agilent Technologies, Inc.	89,646	$14,118,349
Bio-Rad Laboratories, Inc., Class A(b)	19,382	15,402,488
Bio-Techne Corp.	30,740	16,097,001
Charles River Laboratories International, Inc.(b)	36,039	16,169,978
Illumina, Inc.(b)	34,670	14,390,130
IQVIA Holdings, Inc.(b)	60,983	15,942,176
Mettler-Toledo International, Inc.(b)	9,966	14,758,450
PerkinElmer, Inc.	84,943	15,025,567
Thermo Fisher Scientific, Inc.	27,783	17,588,584
Waters Corp.(b)	37,824	13,902,211

		153,394,934

Pharmaceuticals-14.62%
Bristol-Myers Squibb Co.	251,642	14,695,893
Catalent, Inc.(b)(c)	115,412	15,910,698
Eli Lilly and Co.	66,331	16,898,486
Johnson & Johnson	95,144	15,497,055
Merck & Co., Inc.	216,285	19,043,894
Organon & Co.	468,896	17,231,928
Pfizer, Inc.	348,458	15,241,553
Viatris, Inc.	1,151,173	15,368,159
Zoetis, Inc.	76,744	16,592,053

		146,479,719

Total Common Stocks & Other Equity Interests (Cost $768,322,137)		1,001,385,400

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $47,429)	47,429	47,429

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $768,369,566)		1,001,432,829

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.71%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,140,218	2,140,218
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,991,846	4,993,843

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,134,061)		7,134,061

TOTAL INVESTMENTS IN SECURITIES-100.70% (Cost $775,503,627)		1,008,566,890
OTHER ASSETS LESS LIABILITIES-(0.70)%		(6,971,501)

NET ASSETS-100.00%		$1,001,595,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Health Care ETF (RYH)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$9,093,150	$(9,045,721)	$-	$-	$47,429	$40

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,413,191	38,774,912	(42,047,885)	-	-	2,140,218	161	*

Invesco Private Prime Fund	8,119,787	76,888,349	(80,014,293)	-	-	4,993,843	2,425	*

Total	$13,532,978	$124,756,411	$(131,107,899)	$-	$-	$7,181,490	$2,626

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Health Care Equipment & Supplies	32.28

Health Care Providers & Services	24.25

Life Sciences Tools & Services	15.32

Pharmaceuticals	14.62

Biotechnology	11.93

Health Care Technology	1.58

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Aerospace & Defense-13.47%
Boeing Co. (The)(b)	28,242	$5,846,941
General Dynamics Corp.	29,450	5,970,988
Howmet Aerospace, Inc.	190,202	5,647,097
Huntington Ingalls Industries, Inc.	29,962	6,074,196
L3Harris Technologies, Inc.	25,636	5,910,123
Lockheed Martin Corp.	17,168	5,705,270
Northrop Grumman Corp.	16,774	5,992,008
Raytheon Technologies Corp.	71,553	6,358,200
Textron, Inc.	84,165	6,215,585
TransDigm Group, Inc.(b)	9,908	6,180,809

		59,901,217

Air Freight & Logistics-5.47%
C.H. Robinson Worldwide, Inc.(c)	67,181	6,515,885
Expeditors International of Washington, Inc.	47,223	5,820,707
FedEx Corp.	23,052	5,429,438
United Parcel Service, Inc., Class B	30,730	6,559,933

		24,325,963

Airlines-6.64%
Alaska Air Group, Inc.(b)	105,876	5,590,253
American Airlines Group, Inc.(b)(c)	313,374	6,016,781
Delta Air Lines, Inc.(b)	150,869	5,903,504
Southwest Airlines Co.(b)	123,979	5,861,727
United Airlines Holdings, Inc.(b)(c)	133,924	6,179,253

		29,551,518

Building Products-9.27%
A.O. Smith Corp.	84,698	6,188,883
Allegion PLC	41,088	5,271,590
Carrier Global Corp.	105,234	5,496,372
Fortune Brands Home & Security, Inc.	62,051	6,291,971
Johnson Controls International PLC	79,110	5,804,301
Masco Corp.	99,729	6,537,236
Trane Technologies PLC	31,250	5,654,063

		41,244,416

Commercial Services & Supplies-6.92%
Cintas Corp.	14,717	6,373,933
Copart, Inc.(b)	41,468	6,439,566
Republic Services, Inc.	47,799	6,433,745
Rollins, Inc.	152,456	5,371,025
Waste Management, Inc.	38,448	6,160,523

		30,778,792

Construction & Engineering-1.40%
Quanta Services, Inc.	51,280	6,219,238

Electrical Equipment-6.86%
AMETEK, Inc.	45,526	6,027,642
Eaton Corp. PLC	37,025	6,100,239
Emerson Electric Co.	59,331	5,755,700
Generac Holdings, Inc.(b)	13,168	6,565,038
Rockwell Automation, Inc.	18,902	6,037,299

		30,485,918

Industrial Conglomerates-5.35%
3M Co.	32,174	5,748,850
General Electric Co.	58,222	6,105,741

	Shares	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.	26,698	$5,836,717
Roper Technologies, Inc.	12,525	6,110,572

		23,801,880

Machinery-21.16%
Caterpillar, Inc.	28,969	5,909,966
Cummins, Inc.	25,454	6,104,887
Deere & Co.	16,363	5,601,219
Dover Corp.	34,221	5,786,087
Fortive Corp.	78,857	5,970,264
IDEX Corp.	27,352	6,087,735
Illinois Tool Works, Inc.	27,137	6,183,708
Ingersoll Rand, Inc.(b)	108,508	5,833,390
Otis Worldwide Corp.	65,586	5,267,212
PACCAR, Inc.	71,026	6,365,350
Parker-Hannifin Corp.	20,911	6,201,993
Pentair PLC	77,595	5,739,702
Snap-on, Inc.	27,154	5,518,507
Stanley Black & Decker, Inc.	31,856	5,725,479
Wabtec Corp.	66,436	6,027,738
Xylem, Inc.	44,212	5,773,645

		94,096,882

Professional Services-9.78%
Equifax, Inc.	21,772	6,040,206
IHS Markit Ltd.	49,153	6,425,280
Jacobs Engineering Group, Inc.	44,539	6,254,166
Leidos Holdings, Inc.	61,063	6,105,079
Nielsen Holdings PLC	298,553	6,045,698
Robert Half International, Inc.	57,850	6,541,100
Verisk Analytics, Inc.	28,892	6,075,121

		43,486,650

Road & Rail-9.25%
CSX Corp.	191,865	6,939,757
J.B. Hunt Transport Services, Inc.	34,175	6,738,968
Kansas City Southern	21,202	6,577,921
Norfolk Southern Corp.	24,026	7,040,819
Old Dominion Freight Line, Inc.	20,374	6,954,665
Union Pacific Corp.	28,580	6,899,212

		41,151,342

Trading Companies & Distributors-4.40%
Fastenal Co.	110,830	6,326,177
United Rentals, Inc.(b)	17,403	6,597,651
W.W. Grainger, Inc.	14,308	6,626,178

		19,550,006

Total Common Stocks & Other Equity Interests (Cost $387,699,619)		444,593,822

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $121,361)	121,361	121,361

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $387,820,980)		444,715,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.74%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,517,711	$3,517,711
Invesco Private Prime Fund, 0.11%(d)(e)(f)	8,685,672	8,689,146

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,206,857)		12,206,857

TOTAL INVESTMENTS IN SECURITIES-102.74% (Cost $400,027,837)		456,922,040
OTHER ASSETS LESS LIABILITIES-(2.74)%		(12,175,799)

NET ASSETS-100.00%		$444,746,241

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,754,481	$(2,633,120)	$-	$-	$121,361	$27

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,020,793	38,680,601	(37,183,683)	-	-	3,517,711	313	*

Invesco Private Prime Fund	3,031,189	60,843,287	(55,185,330)	-	-	8,689,146	4,564	*

Total	$5,051,982	$102,278,369	$(95,002,133)	$-	$-	$12,328,218	$4,904

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Machinery	21.16

Aerospace & Defense	13.47

Professional Services	9.78

Building Products	9.27

Road & Rail	9.25

Commercial Services & Supplies	6.92

Electrical Equipment	6.86

Airlines	6.64

Air Freight & Logistics	5.47

Industrial Conglomerates	5.35

Trading Companies & Distributors	4.40

Construction & Engineering	1.40

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Materials ETF (RTM)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Chemicals-58.51%
Air Products and Chemicals, Inc.	59,396	$17,807,515
Albemarle Corp.	66,007	16,532,773
Celanese Corp.	103,894	16,779,920
CF Industries Holdings, Inc.	348,763	19,809,738
Corteva, Inc.	366,592	15,818,445
Dow, Inc.	263,489	14,747,479
DuPont de Nemours, Inc.	225,808	15,716,237
Eastman Chemical Co.	145,401	15,126,066
Ecolab, Inc.	70,480	15,662,066
FMC Corp.	162,221	14,763,733
International Flavors & Fragrances, Inc.	107,849	15,902,335
Linde PLC (United Kingdom)	51,274	16,366,661
LyondellBasell Industries N.V., Class A	171,394	15,908,791
Mosaic Co. (The)	500,862	20,820,833
PPG Industries, Inc.	104,012	16,701,207
Sherwin-Williams Co. (The)	52,952	16,765,133

		265,228,932

Construction Materials-7.49%
Martin Marietta Materials, Inc.	43,082	16,924,333
Vulcan Materials Co.	89,581	17,031,139

		33,955,472

Containers & Packaging-23.43%
Amcor PLC(b)	1,294,098	15,619,763
Avery Dennison Corp.	70,944	15,445,928
Ball Corp.	167,850	15,354,918
International Paper Co.	289,595	14,384,184
Packaging Corp. of America	104,842	14,402,146
Sealed Air Corp.	274,064	16,257,476
WestRock Co.	306,875	14,760,687

		106,225,102

	Shares	Value
Metals & Mining-10.55%
Freeport-McMoRan, Inc.	448,633	$16,922,437
Newmont Corp.	279,302	15,082,308
Nucor Corp.(b)	141,811	15,833,198

		47,837,943

Total Common Stocks & Other Equity Interests (Cost $416,590,991)		453,247,449

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $562)	562	562

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $416,591,553)		453,248,011

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.02%
Invesco Private Government Fund, 0.02%(c)(d)(e)	2,756,085	2,756,085
Invesco Private Prime Fund, 0.11%(c)(d)(e)	6,428,294	6,430,865

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,186,950)		9,186,950

TOTAL INVESTMENTS IN SECURITIES-102.00% (Cost $425,778,503)		462,434,961
OTHER ASSETS LESS LIABILITIES-(2.00)%		(9,082,093)

NET ASSETS-100.00%		$453,352,868

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,872,746	$(4,872,184)	$-	$-	$562	$46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Materials ETF (RTM)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$-	$33,929,307	$(31,173,222)	$-	$-	$2,756,085	$234	*

Invesco Private Prime Fund	-	71,937,907	(65,507,042)	-	-	6,430,865	3,011	*

Total	$-	$110,739,960	$(101,552,448)	$-	$-	$9,187,512	$3,291

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Chemicals	58.51

Containers & Packaging	23.43

Metals & Mining	10.55

Construction Materials	7.49

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Equity REITs-96.34%
Alexandria Real Estate Equities, Inc.	18,184	$3,712,082
American Tower Corp.	12,349	3,482,048
AvalonBay Communities, Inc.	16,239	3,843,447
Boston Properties, Inc.	33,585	3,816,599
Crown Castle International Corp.	19,282	3,476,545
Digital Realty Trust, Inc.	23,389	3,691,018
Duke Realty Corp.	71,599	4,026,728
Equinix, Inc.	4,287	3,588,519
Equity Residential	44,625	3,855,600
Essex Property Trust, Inc.	11,266	3,829,651
Extra Space Storage, Inc.	19,438	3,836,478
Federal Realty Investment Trust	30,867	3,714,843
Healthpeak Properties, Inc.	102,752	3,648,724
Host Hotels & Resorts, Inc.(b)	227,177	3,823,389
Iron Mountain, Inc.(c)	77,263	3,526,283
Kimco Realty Corp.	172,026	3,887,788
Mid-America Apartment Communities, Inc.	19,183	3,917,360
Prologis, Inc.	27,167	3,938,128
Public Storage	11,227	3,729,385
Realty Income Corp.	53,498	3,821,362
Regency Centers Corp.	54,860	3,862,693
SBA Communications Corp., Class A	10,301	3,557,244
Simon Property Group, Inc.	28,412	4,164,631
UDR, Inc.	68,874	3,824,573
Ventas, Inc.	64,663	3,451,064
Vornado Realty Trust(c)	90,197	3,845,098
Welltower, Inc.	41,901	3,368,840
Weyerhaeuser Co.	104,655	3,738,277

		104,978,397

	Shares	Value
Real Estate Management & Development-3.58%
CBRE Group, Inc., Class A(b)	37,471	$3,899,982

Total Common Stocks & Other Equity Interests (Cost $100,550,612)		108,878,379

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $95,476)	95,476	95,476

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $100,646,088)		108,973,855

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.53%
Invesco Private Government Fund, 0.02%(d)(e)(f)	827,032	827,032
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,928,969	1,929,741

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,756,773)		2,756,773

TOTAL INVESTMENTS IN SECURITIES-102.54% (Cost $103,402,861)		111,730,628
OTHER ASSETS LESS LIABILITIES-(2.54)%		(2,767,793)

NET ASSETS-100.00%		$108,962,835

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$7,450	$822,176	$(734,150)	$-	$-	$95,476	$5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$627,528	$2,905,509	$(2,706,005)	$-	$-	$827,032	$19	*

Invesco Private Prime Fund	941,292	6,683,697	(5,695,248)	-	-	1,929,741	291	*

Total	$1,576,270	$10,411,382	$(9,135,403)	$-	$-	$2,852,249	$315

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Equity REITs	96.34

Real Estate Management & Development	3.58

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Equal Weight Technology ETF (RYT)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-1.36%
Teledyne Technologies, Inc.(b)	86,765	$38,976,573

Communications Equipment-6.90%
Arista Networks, Inc.(b)	107,015	43,842,975
Cisco Systems, Inc.	648,708	36,308,187
F5 Networks, Inc.(b)	185,030	39,069,085
Juniper Networks, Inc.(c)	1,349,397	39,834,199
Motorola Solutions, Inc.	154,757	38,471,043

		197,525,489

Electronic Equipment, Instruments & Components-10.05%
Amphenol Corp., Class A	498,353	38,258,560
CDW Corp.	189,693	35,406,198
Corning, Inc.	967,132	34,400,885
IPG Photonics Corp.(b)(c)	217,715	34,618,862
Keysight Technologies, Inc.(b)	208,495	37,533,270
TE Connectivity Ltd.	258,279	37,708,734
Trimble, Inc.(b)	400,054	34,952,718
Zebra Technologies Corp., Class A(b)	64,721	34,557,778

		287,437,005

IT Services-24.14%
Accenture PLC, Class A	109,870	39,420,257
Akamai Technologies, Inc.(b)	335,511	35,382,990
Automatic Data Processing, Inc.	186,993	41,978,059
Broadridge Financial Solutions, Inc.	220,956	39,420,760
Cognizant Technology Solutions Corp., Class A	492,443	38,454,874
DXC Technology Co.(b)	1,092,631	35,586,992
Fidelity National Information Services, Inc.	303,366	33,594,751
Fiserv, Inc.(b)	339,300	33,417,657
FleetCor Technologies, Inc.(b)	144,022	35,632,483
Gartner, Inc.(b)	119,737	39,741,908
Global Payments, Inc.	225,724	32,276,275
International Business Machines Corp.	274,075	34,286,783
Jack Henry & Associates, Inc.(c)	222,159	36,985,030
Mastercard, Inc., Class A	108,102	36,270,383
Paychex, Inc.	340,469	41,973,018
PayPal Holdings, Inc.(b)	132,083	30,721,185
VeriSign, Inc.(b)	169,796	37,808,475
Visa, Inc., Class A	166,972	35,359,660
Western Union Co. (The)(c)	1,780,641	32,443,279

		690,754,819

Semiconductors & Semiconductor Equipment-25.91%
Advanced Micro Devices, Inc.(b)	356,989	42,920,787
Analog Devices, Inc.	220,982	38,338,167
Applied Materials, Inc.	274,435	37,501,543
Broadcom, Inc.	75,386	40,080,475
Enphase Energy, Inc.(b)(c)	237,351	54,977,612
Intel Corp.	697,506	34,177,794
KLA Corp.	107,160	39,944,962
Lam Research Corp.	62,787	35,384,870
Microchip Technology, Inc.	476,934	35,336,040
Micron Technology, Inc.	510,935	35,305,608
Monolithic Power Systems, Inc.	76,065	39,969,115
NVIDIA Corp.	167,082	42,717,855
NXP Semiconductors N.V. (China)	177,040	35,560,254
Qorvo, Inc.(b)	209,446	35,235,101

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc.	263,202	$35,016,394
Skyworks Solutions, Inc.	211,773	35,393,621
Teradyne, Inc.	310,438	42,914,949
Texas Instruments, Inc.	196,977	36,929,248
Xilinx, Inc.	242,228	43,601,040

		741,305,435

Software-23.69%
Adobe, Inc.(b)	57,026	37,087,429
ANSYS, Inc.(b)	100,516	38,153,863
Autodesk, Inc.(b)	132,031	41,934,366
Cadence Design Systems, Inc.(b)	225,098	38,966,715
Ceridian HCM Holding, Inc.(b)(c)	341,864	42,818,466
Citrix Systems, Inc.	349,110	33,071,190
Fortinet, Inc.(b)	120,975	40,688,732
Intuit, Inc.	66,238	41,464,326
Microsoft Corp.	127,020	42,122,372
NortonLifeLock, Inc.	1,377,613	35,060,251
Oracle Corp.	418,763	40,176,122
Paycom Software, Inc.(b)	78,960	43,258,236
PTC, Inc.(b)	298,947	38,070,900
salesforce.com, inc.(b)	146,023	43,761,633
ServiceNow, Inc.(b)	57,972	40,450,543
Synopsys, Inc.(b)	112,993	37,647,008
Tyler Technologies, Inc.(b)(c)	79,617	43,249,547

		677,981,699

Technology Hardware, Storage & Peripherals-7.93%
Apple, Inc.	252,101	37,764,730
Hewlett Packard Enterprise Co.	2,624,299	38,445,980
HP, Inc.	1,341,204	40,678,717
NetApp, Inc.	406,786	36,325,990
Seagate Technology Holdings PLC	447,494	39,858,291
Western Digital Corp.(b)	647,813	33,874,142

		226,947,850

Total Common Stocks & Other Equity Interests (Cost $2,062,561,429)		2,860,928,870

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,023,406)	1,023,406	1,023,406

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,063,584,835)		2,861,952,276

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.09%
Invesco Private Government Fund, 0.02%(d)(e)(f)	9,345,823	9,345,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	21,798,202	$21,806,921

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,152,744)		31,152,744

TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $2,094,737,579)		2,893,105,020
OTHER ASSETS LESS LIABILITIES-(1.10)%		(31,489,466)

NET ASSETS-100.00%		$2,861,615,554

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$367,137	$26,245,407	$(25,589,138)	$-	$-	$1,023,406	$115

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,978,643	167,086,029	(178,718,849)	-	-	9,345,823	992	*

Invesco Private Prime Fund	31,709,690	364,786,919	(374,689,688)	-	-	21,806,921	14,171	*

Total	$53,055,470	$558,118,355	$(578,997,675)	$-	$-	$32,176,150	$15,278

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Semiconductors & Semiconductor Equipment	25.91

IT Services	24.14

Software	23.69

Electronic Equipment, Instruments & Components	10.05

Technology Hardware, Storage & Peripherals	7.93

Communications Equipment	6.90

Aerospace & Defense	1.36

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Electric Utilities-53.17%
Alliant Energy Corp.	153,488	$8,682,816
American Electric Power Co., Inc.	103,283	8,749,103
Duke Energy Corp.	88,901	9,068,791
Edison International	157,825	9,931,927
Entergy Corp.	82,034	8,451,143
Evergy, Inc.	137,566	8,769,832
Eversource Energy	103,862	8,817,884
Exelon Corp.	183,817	9,777,226
FirstEnergy Corp.	243,408	9,378,510
NextEra Energy, Inc.	108,024	9,217,688
NRG Energy, Inc.	211,044	8,418,545
Pinnacle West Capital Corp.	123,056	7,935,881
PPL Corp.	309,837	8,923,306
Southern Co. (The)	138,561	8,635,122
Xcel Energy, Inc.	135,396	8,745,228

		133,503,002

Gas Utilities-3.61%
Atmos Energy Corp.	98,515	9,075,202

Independent Power and Renewable Electricity Producers-3.86%
AES Corp. (The)	385,953	9,698,999

Multi-Utilities-35.80%
Ameren Corp.	105,441	8,887,622
CenterPoint Energy, Inc.	349,898	9,111,344

	Shares	Value
Multi-Utilities-(continued)
CMS Energy Corp.	144,225	$8,703,979
Consolidated Edison, Inc.	122,825	9,261,005
Dominion Energy, Inc.	118,684	9,011,676
DTE Energy Co.	77,240	8,755,154
NiSource, Inc.	372,789	9,196,705
Public Service Enterprise Group, Inc.	147,642	9,419,559
Sempra Energy	69,240	8,837,101
WEC Energy Group, Inc.	96,686	8,707,541

		89,891,686

Water Utilities-3.44%
American Water Works Co., Inc.	49,643	8,646,818

Total Common Stocks & Other Equity Interests (Cost $236,787,429)		250,815,707

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $63,155)	63,155	63,155

TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $236,850,584)		250,878,862
OTHER ASSETS LESS LIABILITIES-0.09%		228,540

NET ASSETS-100.00%		$251,107,402

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$116,957	$3,490,235	$(3,544,037)	$-	$-	$63,155	$20

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	7,025,647	(7,025,647)	-	-	-	26	*

Invesco Private Prime Fund	-	16,389,795	(16,389,795)	-	-	-	336	*

Total	$116,957	$26,905,677	$(26,959,479)	$-	$-	$63,155	$382

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® Equal Weight Utilities ETF (RYU)—(continued)

October 31, 2021

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Electric Utilities	53.17

Multi-Utilities	35.80

Independent Power and Renewable Electricity Producers	3.86

Gas Utilities	3.61

Water Utilities	3.44

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.46%
Cable One, Inc.	159	$272,082
Iridium Communications, Inc.(b)	6,628	268,766
John Wiley & Sons, Inc., Class A	5,553	300,806
New York Times Co. (The), Class A	6,198	338,349
TEGNA, Inc.	18,864	370,866
Telephone & Data Systems, Inc.	15,896	297,891
TripAdvisor, Inc.(b)	9,062	298,774
World Wrestling Entertainment, Inc., Class A(c)	6,037	368,800
Yelp, Inc.(b)	8,755	338,206
Ziff Davis, Inc.(b)	2,708	347,355

		3,201,895

Consumer Discretionary-14.72%
Adient PLC(b)	8,506	354,020
American Eagle Outfitters, Inc.(c)	11,592	275,194
AutoNation, Inc.(b)	2,998	363,118
Boyd Gaming Corp.(b)	5,287	337,205
Brunswick Corp.	3,226	300,308
Callaway Golf Co.(b)(c)	11,048	298,848
Capri Holdings Ltd.(b)	5,797	308,632
Carter’s, Inc.	3,063	301,767
Choice Hotels International, Inc.	2,627	369,409
Churchill Downs, Inc.	1,437	330,510
Columbia Sportswear Co.	3,050	316,712
Cracker Barrel Old Country Store, Inc.	2,309	307,490
Crocs, Inc.(b)	2,175	351,154
Dana, Inc.	14,641	324,884
Deckers Outdoor Corp.(b)	755	298,459
Dick’s Sporting Goods, Inc.(c)	2,371	294,502
Five Below, Inc.(b)	1,681	331,661
Foot Locker, Inc.	6,001	286,068
Fox Factory Holding Corp.(b)	2,069	333,006
GameStop Corp., Class A(b)(c)	1,647	302,241
Gentex Corp.	10,040	355,316
Goodyear Tire & Rubber Co. (The)(b)	19,905	380,584
Graham Holdings Co., Class B	535	313,430
Grand Canyon Education, Inc.(b)	3,581	285,406
H&R Block, Inc.	12,645	291,720
Harley-Davidson, Inc.	8,445	308,158
Helen of Troy Ltd.(b)(c)	1,338	300,983
Jack in the Box, Inc.	3,117	308,427
KB Home	7,545	302,932
Kohl’s Corp.(c)	6,053	293,752
Lear Corp.	2,025	347,996
Lithia Motors, Inc., Class A	944	301,344
Marriott Vacations Worldwide Corp.	2,103	330,634
Mattel, Inc.(b)	15,675	341,872
Murphy USA, Inc	2,117	344,965
Nordstrom, Inc.(b)(c)	11,816	339,474
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	4,423	299,260
Papa John’s International, Inc.	2,423	300,646
Polaris, Inc.(c)	2,614	300,479
RH(b)(c)	451	297,493
Scientific Games Corp.(b)	4,358	348,858
Service Corp. International	5,028	344,368
Six Flags Entertainment Corp.(b)	7,864	323,446
Skechers U.S.A., Inc., Class A(b)	6,705	309,838

	Shares	Value
Consumer Discretionary-(continued)
Taylor Morrison Home Corp., Class A(b)	11,816	$360,742
Tempur Sealy International, Inc.	6,635	295,058
Texas Roadhouse, Inc.	3,409	302,753
Thor Industries, Inc.(c)	2,782	283,653
Toll Brothers, Inc.	5,114	307,709
TopBuild Corp.(b)	1,391	357,445
Travel + Leisure Co.	5,694	309,412
Tri Pointe Homes, Inc.(b)	14,273	345,264
Urban Outfitters, Inc.(b)	10,024	320,066
Victoria’s Secret & Co.(b)	5,081	256,438
Visteon Corp.(b)	3,169	358,667
Wendy’s Co. (The)	13,986	311,888
Williams-Sonoma, Inc.	1,748	324,656
Wingstop, Inc.(c)	1,704	293,889
Wyndham Hotels & Resorts, Inc.	4,386	370,485
YETI Holdings, Inc.(b)	3,141	308,854

		19,163,548

Consumer Staples-4.37%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	5,379	314,349
Boston Beer Co., Inc. (The), Class A(b)(c)	576	283,669
Casey’s General Stores, Inc.	1,646	315,275
Coty, Inc., Class A(b)	38,071	322,842
Darling Ingredients, Inc.(b)	4,437	375,015
Energizer Holdings, Inc.	8,205	299,236
Flowers Foods, Inc.	13,303	329,249
Grocery Outlet Holding Corp.(b)(c)	12,528	277,996
Hain Celestial Group, Inc. (The)(b)	8,242	369,819
Ingredion, Inc.	3,633	345,971
Lancaster Colony Corp.	1,811	307,870
Nu Skin Enterprises, Inc., Class A	6,615	265,592
Performance Food Group Co.(b)	7,089	320,635
Pilgrim’s Pride Corp.(b)	11,170	314,547
Post Holdings, Inc.(b)	2,925	296,829
Sanderson Farms, Inc.	1,674	317,139
Sprouts Farmers Market, Inc.(b)(c)	13,534	299,643
Tootsie Roll Industries, Inc.	10,321	326,660

		5,682,336

Energy-2.78%
Antero Midstream Corp.	31,176	331,713
ChampionX Corp.(b)	14,106	370,000
CNX Resources Corp.(b)(c)	26,598	388,597
DT Midstream, Inc.	6,715	322,051
EQT Corp.(b)	16,150	321,546
Equitrans Midstream Corp.	34,696	357,716
HollyFrontier Corp.	10,611	358,652
Murphy Oil Corp.	15,581	433,619
NOV, Inc.(b)	23,934	335,555
Targa Resources Corp.	7,204	393,843

		3,613,292

Financials-16.18%
Affiliated Managers Group, Inc.	1,949	327,198
Alleghany Corp.(b)	498	324,387
American Financial Group, Inc.	2,379	323,639
Associated Banc-Corp.	15,137	337,252
Bank of Hawaii Corp.	3,995	337,578
Bank OZK	7,652	341,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Brighthouse Financial, Inc.(b)	6,848	$343,975
Cadence Bank	10,724	311,211
Cathay General Bancorp	7,791	328,702
CIT Group, Inc.	5,906	292,524
CNO Financial Group, Inc.	13,446	324,586
Commerce Bancshares, Inc.	4,610	325,051
Cullen/Frost Bankers, Inc.	2,824	365,708
East West Bancorp, Inc.	4,363	346,771
Essent Group Ltd.	6,949	333,552
Evercore, Inc., Class A	2,254	342,247
F.N.B. Corp.	28,457	331,524
FactSet Research Systems, Inc.	819	363,546
Federated Hermes, Inc., Class B	9,925	330,602
First American Financial Corp.	4,646	339,808
First Financial Bankshares, Inc.	7,173	363,815
First Horizon Corp.	20,559	348,886
FirstCash, Inc.	3,576	316,369
Fulton Financial Corp.	20,642	332,336
Glacier Bancorp, Inc.	6,200	342,798
Hancock Whitney Corp.	7,230	357,740
Hanover Insurance Group, Inc. (The)	2,322	292,572
Home BancShares, Inc.	14,864	353,169
Interactive Brokers Group, Inc., Class A	4,989	353,471
International Bancshares Corp.	7,738	328,091
Janus Henderson Group PLC	7,411	344,612
Jefferies Financial Group, Inc.	8,556	367,908
Kemper Corp.	4,834	306,862
Kinsale Capital Group, Inc.	1,894	354,462
Mercury General Corp.	5,404	294,464
MGIC Investment Corp.	20,792	335,999
Navient Corp.	13,595	267,822
New York Community Bancorp, Inc.	25,370	315,349
Old Republic International Corp.	12,583	325,019
PacWest Bancorp	7,502	356,120
Pinnacle Financial Partners, Inc.	3,299	318,584
Primerica, Inc.	2,131	358,520
PROG Holdings, Inc.	6,855	277,285
Prosperity Bancshares, Inc.	4,690	353,204
Reinsurance Group of America, Inc.	2,727	322,004
RenaissanceRe Holdings Ltd. (Bermuda)	2,128	301,750
RLI Corp.	3,015	326,555
SEI Investments Co.	5,275	332,536
Selective Insurance Group, Inc.	3,899	305,565
Signature Bank	1,195	355,895
SLM Corp.	17,485	320,850
Sterling Bancorp	14,082	358,387
Stifel Financial Corp.	4,692	341,906
Synovus Financial Corp.	7,783	362,610
Texas Capital Bancshares, Inc.(b)	5,536	335,482
UMB Financial Corp.	3,537	349,526
Umpqua Holdings Corp.	16,396	335,298
United Bankshares, Inc.	9,362	346,300
Unum Group	12,149	309,435
Valley National Bancorp	25,767	341,670
Washington Federal, Inc.	9,601	339,491
Webster Financial Corp.	6,448	360,830
Wintrust Financial Corp.	4,239	375,152

		21,058,375

	Shares	Value
Health Care-8.97%
Acadia Healthcare Co., Inc.(b)	4,845	$300,390
Amedisys, Inc.(b)	1,739	294,482
Arrowhead Pharmaceuticals, Inc.(b)	4,895	312,399
Chemed Corp.	659	317,803
Emergent BioSolutions, Inc.(b)	5,489	261,661
Encompass Health Corp.	3,967	252,143
Envista Holdings Corp.(b)	7,280	284,648
Exelixis, Inc.(b)	15,698	337,664
Globus Medical, Inc., Class A(b)	3,847	296,873
Haemonetics Corp.(b)	4,645	319,158
Halozyme Therapeutics, Inc.(b)	7,597	289,218
HealthEquity, Inc.(b)	4,913	325,142
Hill-Rom Holdings, Inc.	2,077	321,727
ICU Medical, Inc.(b)	1,283	300,389
Integra LifeSciences Holdings Corp.(b)(c)	4,460	296,412
Jazz Pharmaceuticals PLC(b)	2,328	309,717
LHC Group, Inc.(b)	1,780	239,570
LivaNova PLC(b)	3,780	290,002
Masimo Corp.(b)	1,140	323,236
Medpace Holdings, Inc.(b)	1,635	370,409
Molina Healthcare, Inc.(b)	1,252	370,241
Nektar Therapeutics(b)(c)	19,643	297,788
Neogen Corp.(b)	7,378	312,163
Neurocrine Biosciences, Inc.(b)	3,237	341,212
NuVasive, Inc.(b)(c)	5,429	289,691
Option Care Health, Inc.(b)	12,054	329,436
Patterson Cos., Inc.	9,732	304,222
Penumbra, Inc.(b)(c)	1,109	306,694
Perrigo Co. PLC(c)	7,172	323,816
Progyny, Inc.(b)(c)	5,373	330,063
Quidel Corp.(b)(c)	2,096	278,286
R1 RCM, Inc.(b)	15,550	337,435
Repligen Corp.(b)	1,066	309,673
STAAR Surgical Co.(b)	2,127	251,964
Syneos Health, Inc.(b)	3,322	310,075
Tandem Diabetes Care, Inc.(b)	2,556	348,460
Tenet Healthcare Corp.(b)	4,308	308,711
United Therapeutics Corp.(b)	1,492	284,614

		11,677,587

Industrials-17.35%
Acuity Brands, Inc.	1,810	371,828
AECOM(b)	4,798	328,039
AGCO Corp.	2,446	298,926
ASGN, Inc.(b)	2,795	334,450
Avis Budget Group, Inc.(b)(c)	3,616	626,689
Axon Enterprise, Inc.(b)	1,744	313,850
Brink’s Co. (The)	4,267	293,911
Builders FirstSource, Inc.(b)	5,858	341,346
CACI International, Inc., Class A(b)	1,225	352,359
Carlisle Cos., Inc.	1,573	350,653
Clean Harbors, Inc.(b)	3,111	350,112
Colfax Corp.(b)	6,767	349,312
Crane Co.	3,337	344,645
Curtiss-Wright Corp.	2,763	352,780
Donaldson Co., Inc.	5,250	315,052
Dycom Industries, Inc.(b)	4,507	357,946
EMCOR Group, Inc.	2,679	325,472
EnerSys	3,922	313,917
Flowserve Corp.	8,732	293,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Fluor Corp.(b)(c)	19,831	$385,515
FTI Consulting, Inc.(b)(c)	2,323	334,326
GATX Corp.(c)	3,546	336,338
Graco, Inc.	4,068	305,832
GXO Logistics, Inc.(b)	3,787	336,286
Hexcel Corp.(b)(c)	5,635	319,730
Hubbell, Inc.	1,631	325,172
IAA, Inc.(b)	5,959	355,454
Insperity, Inc.	2,981	372,625
ITT, Inc.	3,492	328,492
JetBlue Airways Corp.(b)	21,344	299,456
KAR Auction Services, Inc.(b)	19,831	290,921
KBR, Inc.	7,983	338,798
Kennametal, Inc.	8,684	345,189
Kirby Corp.(b)	6,094	319,387
Knight-Swift Transportation Holdings, Inc.	6,047	342,804
Landstar System, Inc.	1,939	340,896
Lennox International, Inc.	974	291,499
Lincoln Electric Holdings, Inc.	2,350	334,640
ManpowerGroup, Inc.	2,652	256,316
MasTec, Inc.(b)	3,529	314,540
Mercury Systems, Inc.(b)	6,691	344,854
Middleby Corp. (The)(b)	1,798	328,027
MillerKnoll, Inc.(c)	7,828	304,666
MSA Safety, Inc.	2,014	308,202
MSC Industrial Direct Co., Inc., Class A	3,912	328,882
Nordson Corp.	1,300	330,473
nVent Electric PLC	9,487	336,314
Oshkosh Corp.	2,903	310,621
Owens Corning	3,344	312,363
Regal Rexnord Corp.	2,092	318,674
Ryder System, Inc.	4,017	341,244
Saia, Inc.(b)	1,299	406,119
Science Applications International Corp.	3,719	333,892
Simpson Manufacturing Co., Inc.	2,896	307,237
Stericycle, Inc.(b)	4,418	295,653
Sunrun, Inc.(b)(c)	7,010	404,337
Terex Corp.	6,776	303,565
Tetra Tech, Inc.	2,123	372,926
Timken Co. (The)	4,449	315,657
Toro Co. (The)	2,922	278,963
Trex Co., Inc.(b)	2,794	297,282
Trinity Industries, Inc.	11,017	309,027
Univar Solutions, Inc.(b)	13,920	356,074
Valmont Industries, Inc.	1,289	308,019
Watsco, Inc.	1,120	324,330
Werner Enterprises, Inc.	6,649	301,333
Woodward, Inc.	2,593	292,879
XPO Logistics, Inc.(b)	3,723	319,433

		22,580,119

Information Technology-13.75%
ACI Worldwide, Inc.(b)	9,776	299,928
Alliance Data Systems Corp.	3,366	286,951
Amkor Technology, Inc.	11,283	247,323
Arrow Electronics, Inc.(b)	2,732	316,229
Aspen Technology, Inc.(b)	2,477	388,121
Avnet, Inc.	8,085	308,119
Belden, Inc.	5,440	327,542
Blackbaud, Inc.(b)	4,669	331,546

	Shares	Value
Information Technology-(continued)
Brooks Automation, Inc.	3,410	$397,094
CDK Global, Inc.	7,386	321,439
Cerence, Inc.(b)(c)	3,132	329,267
Ciena Corp.(b)	5,812	315,533
Cirrus Logic, Inc.(b)	3,618	292,371
CMC Materials, Inc.	2,396	307,575
Cognex Corp.	3,586	314,098
Coherent, Inc.(b)	1,242	315,965
CommVault Systems, Inc.(b)	4,011	246,677
Concentrix Corp.	1,817	322,845
Digital Turbine, Inc.(b)(c)	5,063	435,722
Envestnet, Inc.(b)	4,121	344,103
Fair Isaac Corp.(b)	701	279,138
First Solar, Inc.(b)	3,152	376,948
Genpact Ltd.	6,269	309,375
II-VI Incorporated(b)(c)	5,101	308,662
Jabil, Inc.	4,978	298,481
Lattice Semiconductor Corp.(b)	4,990	346,506
Littelfuse, Inc.	1,147	337,849
LiveRamp Holdings, Inc.(b)	6,229	333,314
Lumentum Holdings, Inc.(b)	3,650	301,417
Manhattan Associates, Inc.(b)	1,930	350,372
Maximus, Inc.	3,773	319,083
Mimecast Ltd.(b)	4,598	346,873
MKS Instruments, Inc.	2,110	316,605
National Instruments Corp.	7,420	315,127
NCR Corp.(b)	7,927	313,434
NetScout Systems, Inc.(b)	11,675	315,925
Paylocity Holding Corp.(b)	1,182	360,675
Qualys, Inc.(b)(c)	2,729	339,706
Sabre Corp.(b)(c)	28,851	299,473
SailPoint Technologies Holding, Inc.(b)(c)	6,881	330,150
Semtech Corp.(b)	4,228	359,507
Silicon Laboratories, Inc.(b)	2,174	410,364
SolarEdge Technologies, Inc.(b)	1,164	412,848
SunPower Corp.(b)(c)	16,943	570,301
Synaptics, Inc.(b)	1,722	335,050
SYNNEX Corp.	2,646	277,830
Teradata Corp.(b)(c)	6,129	346,656
Universal Display Corp.	1,563	286,342
ViaSat, Inc.(b)	6,449	384,941
Vishay Intertechnology, Inc.	15,035	288,973
Vontier Corp.	8,640	292,291
WEX, Inc.(b)	1,833	274,400
Wolfspeed, Inc.(b)(c)	3,617	434,438
Xerox Holdings Corp.	15,091	268,620

		17,890,122

Materials-6.34%
AptarGroup, Inc.	2,490	300,742
Ashland Global Holdings, Inc.	3,386	325,090
Avient Corp.	6,627	357,063
Cabot Corp.	6,192	330,343
Chemours Co. (The)	10,056	281,769
Cleveland-Cliffs, Inc.(b)(c)	13,423	323,629
Commercial Metals Co.	10,122	325,726
Compass Minerals International, Inc.	4,715	309,304
Eagle Materials, Inc.	2,154	319,567
Greif, Inc., Class A	4,797	310,270
Ingevity Corp.(b)	4,255	331,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Louisiana-Pacific Corp.	4,976	$293,236
Minerals Technologies, Inc.	4,174	296,104
NewMarket Corp.	945	321,309
Olin Corp.	6,509	370,883
Reliance Steel & Aluminum Co.	2,108	308,105
Royal Gold, Inc.	2,884	285,574
RPM International, Inc.	3,921	341,911
Scotts Miracle-Gro Co. (The)	2,067	306,867
Sensient Technologies Corp.	3,439	328,768
Silgan Holdings, Inc.	7,608	305,842
Sonoco Products Co.	4,983	288,765
Steel Dynamics, Inc.	4,763	314,739
United States Steel Corp.(c)	12,089	319,029
Valvoline, Inc.	10,068	341,909
Worthington Industries, Inc.	5,882	319,510

		8,257,561

Real Estate-9.45%
American Campus Communities, Inc.	6,283	337,523
Apartment Income REIT Corp.	6,202	332,489
Brixmor Property Group, Inc.	13,913	326,121
Camden Property Trust	2,092	341,205
CoreSite Realty Corp.	2,119	301,873
Corporate Office Properties Trust	11,642	315,731
Cousins Properties, Inc.	8,465	335,299
CyrusOne, Inc.	4,067	333,575
Douglas Emmett, Inc.	9,650	315,362
EastGroup Properties, Inc.	1,798	355,609
EPR Properties	6,562	329,478
First Industrial Realty Trust, Inc.	5,835	339,772
Healthcare Realty Trust, Inc.	10,354	342,303
Highwoods Properties, Inc.	7,266	325,808
Hudson Pacific Properties, Inc.	12,014	309,361
JBG SMITH Properties	10,674	308,052
Jones Lang LaSalle, Inc.(b)	1,332	343,962
Kilroy Realty Corp.	4,926	331,914
Kite Realty Group Trust	13,793	279,998
Lamar Advertising Co., Class A	2,861	323,865
Life Storage, Inc.	2,493	333,588
Macerich Co. (The)(c)	18,549	335,551
Medical Properties Trust, Inc.	14,878	317,348
National Retail Properties, Inc.	6,924	314,073
National Storage Affiliates Trust	5,418	338,408
Omega Healthcare Investors, Inc.	9,467	277,951
Park Hotels & Resorts, Inc.(b)	17,057	316,066
Pebblebrook Hotel Trust(c)	14,871	334,003
Physicians Realty Trust	17,158	326,174
PotlatchDeltic Corp.	6,053	316,390
PS Business Parks, Inc.	2,042	362,863
Rayonier, Inc.	8,567	319,806
Rexford Industrial Realty, Inc.	5,206	349,843
Sabra Health Care REIT, Inc.	19,152	271,001

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	4,661	$326,596
Spirit Realty Capital, Inc.	6,336	310,021
STORE Capital Corp.	9,195	315,664
Urban Edge Properties	17,691	310,123

		12,304,769

Utilities-3.58%
ALLETE, Inc.	4,895	301,238
Black Hills Corp.	4,652	308,800
Essential Utilities, Inc.	6,459	304,025
Hawaiian Electric Industries, Inc.	7,538	305,741
IDACORP, Inc.	2,980	310,873
MDU Resources Group, Inc.	10,157	312,125
National Fuel Gas Co.	6,041	346,935
New Jersey Resources Corp.	8,602	325,242
NorthWestern Corp.	4,995	284,016
OGE Energy Corp.	8,930	304,245
ONE Gas, Inc.	4,574	307,830
PNM Resources, Inc.	6,311	313,972
Southwest Gas Holdings, Inc.	4,561	315,849
Spire, Inc.	4,942	310,160
UGI Corp.	6,990	303,436

		4,654,487

Total Common Stocks & Other Equity Interests (Cost $110,018,320)		130,084,091

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $60,472)	60,472	60,472

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $110,078,792)		130,144,563

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.74%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,599,129	3,599,129
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,072,064	9,075,692

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,674,821)		12,674,821

TOTAL INVESTMENTS IN SECURITIES-109.73% (Cost $122,753,613)		142,819,384
OTHER ASSETS LESS LIABILITIES-(9.73)%		(12,669,653)

NET ASSETS-100.00%		$130,149,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$50,708	$1,961,175	$(1,951,411)	$-	$-	$60,472	$12

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,270,908	11,159,512	(10,831,291)	-	-	3,599,129	271	*

Invesco Private Prime Fund	5,042,491	22,685,230	(18,652,029)	-	-	9,075,692	3,957	*

Total	$8,364,107	$35,805,917	$(31,434,731)	$-	$-	$12,735,293	$4,240

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Industrials	17.35

Financials	16.18

Consumer Discretionary	14.72

Information Technology	13.75

Real Estate	9.45

Health Care	8.97

Materials	6.34

Consumer Staples	4.37

Utilities	3.58

Sector Types Each Less Than 3%	5.24

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.15%
AMC Networks, Inc., Class A(b)(c)	2,589	$103,016
ATN International, Inc.	2,551	104,030
Cinemark Holdings, Inc.(b)(c)	7,052	132,578
Cogent Communications Holdings, Inc.	1,647	126,144
Consolidated Communications Holdings, Inc.(b)	13,146	97,280
E.W. Scripps Co. (The), Class A	7,292	135,631
Gannett Co., Inc.(b)	19,211	111,424
Marcus Corp. (The)(b)(c)	8,040	149,303
Meredith Corp.(b)	2,937	171,051
QuinStreet, Inc.(b)	6,381	89,334
Scholastic Corp.	3,622	131,080
Shenandoah Telecommunications Co.	4,046	111,832
TechTarget, Inc.(b)	1,398	131,845

		1,594,548

Consumer Discretionary-13.61%
Aaron’s Co., Inc. (The)	4,526	105,863
Abercrombie & Fitch Co., Class A(b)	3,357	132,736
Adtalem Global Education, Inc.(b)	3,169	117,031
American Axle & Manufacturing Holdings, Inc.(b)	14,642	132,949
American Public Education, Inc.(b)	4,527	113,130
America’s Car-Mart, Inc.(b)	994	118,773
Asbury Automotive Group, Inc.(b)	693	135,627
Barnes & Noble Education, Inc.(b)	11,933	123,865
Bed Bath & Beyond, Inc.(b)(c)	4,855	68,164
Big Lots, Inc.(c)	2,582	114,254
BJ’s Restaurants, Inc.(b)(c)	3,092	103,025
Bloomin’ Brands, Inc.(b)	4,764	102,998
Boot Barn Holdings, Inc.(b)	1,423	148,689
Brinker International, Inc.(b)	2,315	97,137
Buckle, Inc. (The)	3,047	126,816
Caleres, Inc.	5,244	120,927
Cato Corp. (The), Class A	7,408	130,603
Cavco Industries, Inc.(b)	472	113,459
Century Communities, Inc.	1,745	117,020
Cheesecake Factory, Inc. (The)(b)(c)	2,673	108,631
Chico’s FAS, Inc.(b)	25,697	140,306
Children’s Place, Inc. (The)(b)(c)	1,481	122,760
Chuy’s Holdings, Inc.(b)	3,898	113,666
Conn’s, Inc.(b)	5,157	114,846
Cooper-Standard Holdings, Inc.(b)	5,455	141,503
Dave & Buster’s Entertainment, Inc.(b)	3,313	123,012
Designer Brands, Inc., Class A(b)(c)	9,589	129,739
Dine Brands Global, Inc.(b)	1,506	127,272
Dorman Products, Inc.(b)	1,289	134,546
El Pollo Loco Holdings, Inc.(b)	6,757	99,328
Ethan Allen Interiors, Inc.	4,989	115,795
Fiesta Restaurant Group, Inc.(b)	10,458	110,227
Fossil Group, Inc.(b)	9,630	113,827
Genesco, Inc.(b)	2,016	122,149
Gentherm, Inc.(b)	1,466	107,942
G-III Apparel Group Ltd.(b)	4,052	116,130
Group 1 Automotive, Inc.	744	133,771
Guess?, Inc.	5,397	111,772
Haverty Furniture Cos., Inc., (Acquired 01/26/2016 - 09/17/2021; Cost $87,145)(d)	3,379	96,977

	Shares	Value
Consumer Discretionary-(continued)
Hibbett, Inc.(c)	1,468	$113,682
Installed Building Products, Inc.	975	123,874
iRobot Corp.(b)(c)	1,423	118,707
Kontoor Brands, Inc.	2,219	117,607
La-Z-Boy, Inc.	3,541	117,703
LCI Industries	911	127,212
LGI Homes, Inc.(b)	774	115,558
Liquidity Services, Inc.(b)	4,898	108,148
Lumber Liquidators Holdings, Inc.(b)	6,129	110,812
M.D.C. Holdings, Inc.	2,342	114,711
M/I Homes, Inc.(b)	1,918	109,825
Macy’s, Inc.	5,750	152,203
MarineMax, Inc.(b)	2,480	128,439
Meritage Homes Corp.(b)	1,131	122,951
Monarch Casino & Resort, Inc.(b)	1,893	136,712
Monro, Inc.	2,180	134,637
Motorcar Parts of America, Inc.(b)	6,529	123,529
Movado Group, Inc.	3,724	124,009
ODP Corp. (The)(b)	2,781	120,417
Oxford Industries, Inc.	1,334	123,689
Patrick Industries, Inc.	1,496	116,553
Perdoceo Education Corp.(b)	11,234	119,305
PetMed Express, Inc.(c)	4,187	119,036
Red Robin Gourmet Burgers, Inc.(b)	5,113	101,595
Rent-A-Center, Inc.	1,983	105,615
Ruth’s Hospitality Group, Inc.(b)	5,986	115,769
Sally Beauty Holdings, Inc.(b)	7,273	110,986
Shake Shack, Inc., Class A(b)	1,446	100,020
Shoe Carnival, Inc.	3,428	116,106
Shutterstock, Inc.	1,071	129,752
Signet Jewelers Ltd.	1,546	137,872
Sleep Number Corp.(b)(c)	1,296	114,489
Sonic Automotive, Inc., Class A	2,374	117,347
Standard Motor Products, Inc.	2,805	134,360
Steven Madden Ltd.	3,000	135,300
Strategic Education, Inc.	1,572	107,226
Sturm Ruger & Co., Inc.	1,590	125,419
Tupperware Brands Corp.(b)(c)	5,117	113,802
Unifi, Inc.(b)	5,738	137,827
Universal Electronics, Inc.(b)	2,369	97,555
Vera Bradley, Inc.(b)	11,319	111,039
Vista Outdoor, Inc.(b)	2,866	119,913
Winnebago Industries, Inc.(c)	1,680	113,719
Wolverine World Wide, Inc.	3,504	116,228
WW International, Inc.(b)(c)	5,498	95,445
Zumiez, Inc.(b)(c)	3,144	127,961

		10,091,929

Consumer Staples-4.49%
Andersons, Inc. (The)	4,017	136,819
B&G Foods, Inc.(c)	3,959	116,553
Calavo Growers, Inc.	3,047	122,489
Cal-Maine Foods, Inc.	3,367	121,414
Celsius Holdings, Inc.(b)	1,297	125,186
Central Garden & Pet Co.(b)	577	29,762
Central Garden & Pet Co., Class A(b)	2,360	109,032
Chefs’ Warehouse, Inc. (The)(b)	4,328	150,917
Coca-Cola Consolidated, Inc.	302	121,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Edgewell Personal Care Co.	3,108	$108,749
elf Beauty, Inc.(b)	3,921	126,688
Fresh Del Monte Produce, Inc.	3,917	131,180
Inter Parfums, Inc.	1,677	154,921
J&J Snack Foods Corp.	741	109,335
John B. Sanfilippo & Son, Inc.	1,419	119,905
Medifast, Inc.	507	99,509
MGP Ingredients, Inc.(c)	1,856	119,174
National Beverage Corp.	2,262	127,577
PriceSmart, Inc.	1,401	100,802
Seneca Foods Corp., Class A(b)	2,441	126,029
Simply Good Foods Co. (The)(b)	3,375	133,819
SpartanNash Co.	5,651	130,764
TreeHouse Foods, Inc.(b)(c)	3,051	110,263
United Natural Foods, Inc.(b)	3,251	141,061
Universal Corp.	2,422	113,834
USANA Health Sciences, Inc.(b)	1,211	117,540
Vector Group Ltd.	8,267	109,620
WD-40 Co.(c)	511	115,997

		3,330,162

Energy-6.11%
Archrock, Inc.	16,133	132,129
Bonanza Creek Energy, Inc.(c)	2,709	152,083
Bristow Group, Inc.(b)	3,475	120,235
Callon Petroleum Co.(b)(c)	3,593	185,866
CONSOL Energy, Inc.(b)	4,282	117,798
Core Laboratories N.V.	4,267	110,985
DMC Global, Inc.(b)(c)	2,967	123,961
Dorian LPG Ltd.	9,446	114,485
Dril-Quip, Inc.(b)	5,053	119,049
Green Plains, Inc.(b)	3,342	126,829
Helix Energy Solutions Group, Inc.(b)	33,443	126,415
Helmerich & Payne, Inc.	4,420	137,197
Laredo Petroleum, Inc.(b)(c)	1,904	143,562
Matador Resources Co.	4,144	173,426
Nabors Industries Ltd.(b)(c)	1,394	142,885
Oceaneering International, Inc.(b)	9,570	130,152
Oil States International, Inc.(b)	21,237	128,696
Par Pacific Holdings, Inc.(b)	7,932	122,629
Patterson-UTI Energy, Inc.	15,263	130,651
PBF Energy, Inc., Class A(b)	12,408	181,281
PDC Energy, Inc.	2,833	148,194
ProPetro Holding Corp.(b)	16,000	153,440
Range Resources Corp.(b)(c)	6,855	159,859
Ranger Oil Corp.(b)	5,872	194,011
Renewable Energy Group, Inc.(b)(c)	2,626	168,064
REX American Resources Corp.(b)	1,472	129,462
RPC, Inc.(b)(c)	30,598	164,923
SM Energy Co.	5,989	205,542
Southwestern Energy Co.(b)	23,649	115,407
Talos Energy, Inc.(b)	9,513	123,384
US Silica Holdings, Inc.(b)	14,284	138,269
World Fuel Services Corp.	3,632	110,885

		4,531,754

Financials-19.67%
Allegiance Bancshares, Inc.	3,372	132,081
Ambac Financial Group, Inc.(b)	8,793	148,690
American Equity Investment Life Holding Co.	3,963	126,301
Ameris Bancorp	2,549	133,542

	Shares	Value
Financials-(continued)
AMERISAFE, Inc.	2,107	$124,924
Apollo Commercial Real Estate Finance, Inc.	8,017	121,377
ARMOUR Residential REIT, Inc.	10,905	114,721
Assured Guaranty Ltd.	2,535	140,895
Axos Financial, Inc.(b)	2,604	138,012
B. Riley Financial, Inc.	1,942	139,164
Banc of California, Inc.	6,880	139,870
BancFirst Corp.	2,198	142,892
Bancorp, Inc. (The)(b)	5,005	152,903
BankUnited, Inc.	2,934	119,003
Banner Corp.	2,290	132,270
Berkshire Hills Bancorp, Inc.	4,911	133,334
Blucora, Inc.(b)	7,572	125,089
Brightsphere Investment Group, Inc.	4,455	133,561
Brookline Bancorp, Inc.	8,298	133,183
Capitol Federal Financial, Inc.	10,784	130,810
Central Pacific Financial Corp.	5,062	139,154
City Holding Co.	1,603	127,567
Columbia Banking System, Inc.(c)	3,525	120,308
Community Bank System, Inc.	1,749	125,351
Customers Bancorp, Inc.(b)	3,150	167,863
CVB Financial Corp.	6,156	123,243
Dime Community Bancshares, Inc.	3,653	130,339
Donnelley Financial Solutions, Inc.(b)	3,430	131,438
Eagle Bancorp, Inc.	2,184	123,593
eHealth, Inc.(b)(c)	3,152	139,791
Ellington Financial, Inc.	6,476	117,734
Employers Holdings, Inc.	2,964	114,410
Encore Capital Group, Inc.(b)(c)	2,503	135,212
Enova International, Inc.(b)	3,708	120,288
EZCORP, Inc., Class A(b)(c)	17,851	133,168
FB Financial Corp.	2,921	132,409
First Bancorp	9,614	131,231
First Bancorp/Southern Pines NC	2,970	143,807
First Commonwealth Financial Corp.	9,349	143,040
First Financial Bancorp	5,331	126,771
First Hawaiian, Inc.	4,461	123,079
First Midwest Bancorp, Inc.	6,616	127,358
Flagstar Bancorp, Inc.	2,437	115,002
Franklin BSP Realty Trust, Inc.	5,673	93,094
Genworth Financial, Inc., Class A(b)	34,614	142,264
Granite Point Mortgage Trust, Inc.	9,031	121,015
Great Western Bancorp, Inc.	4,220	143,691
Green Dot Corp., Class A(b)	2,359	99,927
Greenhill & Co., Inc.	8,482	133,337
Hanmi Financial Corp.	6,581	146,032
HCI Group, Inc.(c)	1,076	144,195
Heritage Financial Corp.	4,960	123,206
Hilltop Holdings, Inc.	3,674	130,207
HomeStreet, Inc.	3,149	148,507
Hope Bancorp, Inc.	8,914	130,055
Horace Mann Educators Corp.	2,976	116,600
Independent Bank Corp.(c)	1,673	141,369
Independent Bank Group, Inc.	1,810	130,845
Invesco Mortgage Capital, Inc.(c)(e)	39,312	123,440
Investors Bancorp, Inc.	8,509	130,188
James River Group Holdings Ltd.	3,454	110,355
KKR Real Estate Finance Trust, Inc.	5,654	122,748
Lakeland Financial Corp.(c)	1,806	129,797
LendingTree, Inc.(b)(c)	847	136,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Meta Financial Group, Inc.	2,324	$128,843
Mr. Cooper Group, Inc.(b)	2,879	126,215
National Bank Holdings Corp., Class A	3,305	143,338
NBT Bancorp, Inc.	3,508	128,709
New York Mortgage Trust, Inc.	27,935	122,635
NMI Holdings, Inc., Class A(b)	5,461	132,593
Northfield Bancorp, Inc.	7,251	127,255
Northwest Bancshares, Inc.	9,398	129,692
OFG Bancorp	5,208	134,887
Old National Bancorp	7,423	126,785
Pacific Premier Bancorp, Inc.	3,152	132,352
Palomar Holdings, Inc.(b)	1,328	121,446
Park National Corp.(c)	1,056	135,791
PennyMac Mortgage Investment Trust	6,094	122,794
Piper Sandler Cos.	878	144,598
PRA Group, Inc.(b)	2,896	124,180
Preferred Bank	1,951	133,780
ProAssurance Corp.	4,937	113,107
Provident Financial Services, Inc.	5,394	133,555
Ready Capital Corp.	7,937	122,785
Redwood Trust, Inc.	9,683	131,301
Renasant Corp.	3,571	133,591
S&T Bancorp, Inc.	4,266	130,369
Safety Insurance Group, Inc.	1,500	117,615
Seacoast Banking Corp. of Florida	3,934	143,316
Selectquote, Inc.(b)(c)	9,123	121,245
ServisFirst Bancshares, Inc.	1,645	132,110
Simmons First National Corp., Class A	4,321	129,155
SiriusPoint Ltd. (Bermuda)(b)	13,398	125,941
Southside Bancshares, Inc.	3,208	132,555
Stewart Information Services Corp.	1,923	136,860
StoneX Group, Inc.(b)	1,798	124,260
Tompkins Financial Corp.	1,568	128,748
Triumph Bancorp, Inc.(b)	1,446	169,616
Trupanion, Inc.(b)(c)	1,326	135,782
TrustCo Bank Corp.	3,762	126,253
Trustmark Corp.(c)	3,959	125,936
Two Harbors Investment Corp.(c)	18,610	119,476
United Community Banks, Inc.	4,143	144,342
United Fire Group, Inc.	5,249	107,237
Universal Insurance Holdings, Inc.	8,828	130,390
Veritex Holdings, Inc.	3,342	136,855
Virtus Investment Partners, Inc.	381	121,920
Walker & Dunlop, Inc.	1,069	139,045
Westamerica Bancorporation	2,180	121,557
WisdomTree Investments, Inc.(c)	19,691	125,825
World Acceptance Corp.(b)(c)	604	111,976
WSFS Financial Corp.	2,731	141,493

		14,582,456

Health Care-12.73%
Addus HomeCare Corp.(b)	1,375	128,562
Allscripts Healthcare Solutions, Inc.(b)	8,298	114,346
AMN Healthcare Services, Inc.(b)	1,042	102,845
Amphastar Pharmaceuticals, Inc.(b)	6,658	124,371
AngioDynamics, Inc.(b)	4,382	125,325
ANI Pharmaceuticals, Inc.(b)	4,324	161,631
Anika Therapeutics, Inc.(b)	2,996	124,783
Apollo Medical Holdings, Inc.(b)(c)	1,252	85,925
Avanos Medical, Inc.(b)	3,776	119,095

	Shares	Value
Health Care-(continued)
Avid Bioservices, Inc.(b)	3,635	$111,522
BioLife Solutions, Inc.(b)	2,297	122,086
Cara Therapeutics, Inc.(b)	7,777	130,887
Cardiovascular Systems, Inc.(b)	3,367	118,114
Coherus Biosciences, Inc.(b)(c)	7,713	129,038
Collegium Pharmaceutical, Inc.(b)(c)	6,025	118,271
Community Health Systems, Inc.(b)	10,487	137,380
Computer Programs & Systems, Inc.(b)	3,264	117,830
CONMED Corp.	965	141,160
Corcept Therapeutics, Inc.(b)	5,628	101,304
CorVel Corp.(b)	698	127,888
Covetrus, Inc.(b)	5,620	113,468
Cross Country Healthcare, Inc.(b)	5,699	118,140
CryoLife, Inc.(b)(c)	4,780	98,659
Cutera, Inc.(b)(c)	2,364	101,652
Cytokinetics, Inc.(b)(c)	4,023	140,443
Eagle Pharmaceuticals, Inc.(b)	2,295	120,189
Enanta Pharmaceuticals, Inc.(b)	2,116	181,659
Endo International PLC(b)	42,555	180,859
Ensign Group, Inc. (The)	1,481	115,533
Fulgent Genetics, Inc.(b)(c)	1,269	105,225
Glaukos Corp.(b)	2,270	103,762
Hanger, Inc.(b)	5,429	101,414
Harmony Biosciences Holdings, Inc.(b)(c)	3,057	126,774
HealthStream, Inc.(b)	3,964	105,482
Heska Corp.(b)(c)	442	98,800
Innoviva, Inc.(b)(c)	7,644	133,388
Inogen, Inc.(b)	2,396	95,001
Integer Holdings Corp.(b)	1,264	113,785
Invacare Corp.(b)	21,668	107,040
Joint Corp. (The)(b)	1,121	98,065
Lantheus Holdings, Inc.(b)	4,576	107,033
LeMaitre Vascular, Inc.	2,008	104,436
Ligand Pharmaceuticals, Inc.(b)	866	126,384
Magellan Health, Inc.(b)	1,255	119,012
MEDNAX, Inc.(b)	4,038	109,955
Meridian Bioscience, Inc.(b)	5,801	109,117
Merit Medical Systems, Inc.(b)	1,655	111,315
Mesa Laboratories, Inc.	444	135,731
ModivCare, Inc.(b)	681	110,846
Myriad Genetics, Inc.(b)	3,574	109,972
Natus Medical, Inc.(b)	4,813	120,566
NeoGenomics, Inc.(b)	2,263	104,098
NextGen Healthcare, Inc.(b)	7,915	130,281
Omnicell, Inc.(b)	746	132,900
OptimizeRx Corp.(b)	1,358	131,319
OraSure Technologies, Inc.(b)(c)	10,080	107,554
Organogenesis Holdings, Inc.(b)	7,095	77,903
Orthofix Medical, Inc.(b)	2,924	105,205
Owens & Minor, Inc.	3,344	119,983
Pacira BioSciences, Inc.(b)	2,144	112,088
Pennant Group, Inc. (The)(b)	3,607	92,231
Phibro Animal Health Corp., Class A	5,254	115,273
Prestige Consumer Healthcare, Inc.(b)	2,219	133,118
RadNet, Inc.(b)	4,041	125,635
REGENXBIO, Inc.(b)(c)	3,591	127,265
Select Medical Holdings Corp.	3,436	114,144
Simulations Plus, Inc.(c)	2,646	133,623
Spectrum Pharmaceuticals, Inc.(b)	53,720	98,308
Supernus Pharmaceuticals, Inc.(b)	4,466	133,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
SurModics, Inc.(b)	2,089	$116,274
Tabula Rasa HealthCare, Inc.(b)(c)	4,126	112,021
Tactile Systems Technology, Inc.(b)	2,799	96,537
Tivity Health, Inc.(b)(c)	5,186	129,754
uniQure N.V. (Netherlands)(b)	3,380	102,989
US Physical Therapy, Inc.	1,043	112,498
Vanda Pharmaceuticals, Inc.(b)	7,336	125,592
Varex Imaging Corp.(b)	4,161	111,723
Vericel Corp.(b)	2,299	105,800
Xencor, Inc.(b)	3,638	143,919
Zynex, Inc.(b)(c)	9,414	117,957

		9,435,370

Industrials-15.13%
AAON, Inc.	1,822	130,546
AAR Corp.(b)	3,696	130,728
ABM Industries, Inc.	2,569	113,062
Aerojet Rocketdyne Holdings, Inc.	2,804	123,404
AeroVironment, Inc.(b)	1,266	112,813
Alamo Group, Inc.	808	122,170
Albany International Corp., Class A	1,543	124,443
Allegiant Travel Co.(b)	630	110,420
American Woodmark Corp.(b)	1,807	124,213
Apogee Enterprises, Inc.	2,907	121,890
Applied Industrial Technologies, Inc.	1,377	134,230
ArcBest Corp.	1,754	157,597
Arcosa, Inc.	2,416	124,980
Astec Industries, Inc.	2,097	111,938
Atlas Air Worldwide Holdings, Inc.(b)	1,606	130,279
AZZ, Inc.	2,294	121,880
Barnes Group, Inc.	2,633	110,428
Boise Cascade Co.	2,141	121,223
Brady Corp., Class A	2,361	122,984
Chart Industries, Inc.(b)(c)	618	109,707
CIRCOR International, Inc.(b)	3,641	103,914
Comfort Systems USA, Inc.	1,654	151,291
CoreCivic, Inc.(b)	13,339	114,849
Deluxe Corp.	3,200	114,144
DXP Enterprises, Inc.(b)	4,302	141,794
Echo Global Logistics, Inc.(b)	2,491	120,141
Encore Wire Corp.	1,397	187,282
Enerpac Tool Group Corp.	4,926	102,904
EnPro Industries, Inc.	1,432	128,393
ESCO Technologies, Inc.	1,444	122,105
Exponent, Inc.	1,034	118,703
Federal Signal Corp.	3,044	130,314
Forrester Research, Inc.(b)	2,500	133,125
Forward Air Corp.	1,410	141,790
Franklin Electric Co., Inc.	1,429	123,437
Gibraltar Industries, Inc.(b)	1,727	112,531
GMS, Inc.(b)	2,508	124,221
Granite Construction, Inc.	3,051	113,253
Greenbrier Cos., Inc. (The)	2,731	112,026
Griffon Corp.	5,111	135,390
Harsco Corp.(b)	6,897	117,939
Hawaiian Holdings, Inc.(b)(c)	6,118	118,383
Healthcare Services Group, Inc.	4,496	86,278
Heartland Express, Inc.	7,316	119,470
Heidrick & Struggles International, Inc.	2,854	133,796
Hillenbrand, Inc.	2,794	127,015

	Shares	Value
Industrials-(continued)
HNI Corp.	3,320	$124,168
Hub Group, Inc., Class A(b)	1,734	136,240
Insteel Industries, Inc.	3,397	138,156
Interface, Inc.	8,348	119,877
John Bean Technologies Corp.	786	116,131
Kaman Corp.	3,256	116,532
Kelly Services, Inc., Class A	6,226	112,255
Korn Ferry	1,630	125,852
Lindsay Corp.	753	109,690
ManTech International Corp., Class A	1,545	133,210
Marten Transport Ltd.	7,557	125,673
Matrix Service Co.(b)	11,211	114,689
Matson, Inc.	1,373	114,343
Matthews International Corp., Class A	3,573	122,804
Meritor, Inc.(b)	5,461	132,921
Moog, Inc., Class A	1,556	117,525
Mueller Industries, Inc.	2,799	147,339
MYR Group, Inc.(b)	1,113	113,693
National Presto Industries, Inc.	1,470	122,230
NOW, Inc.(b)	16,174	116,776
Park Aerospace Corp.	8,780	114,930
PGT Innovations, Inc.(b)	5,816	124,172
Pitney Bowes, Inc.	16,958	117,689
Powell Industries, Inc.	4,749	122,809
Proto Labs, Inc.(b)	1,643	98,268
Quanex Building Products Corp.	5,544	114,872
Raven Industries, Inc.(b)	2,051	118,589
Resideo Technologies, Inc.(b)	4,094	100,958
Resources Connection, Inc.	7,618	132,629
SkyWest, Inc.(b)	2,741	117,945
SPX Corp.(b)	2,044	118,736
SPX FLOW, Inc.	1,546	115,502
Standex International Corp.	1,258	139,978
Tennant Co.	1,591	126,421
Titan International, Inc.(b)	16,696	120,545
Triumph Group, Inc.(b)	6,834	139,755
TrueBlue, Inc.(b)	4,408	122,763
UFP Industries, Inc.	1,690	138,293
UniFirst Corp.	528	104,523
US Ecology, Inc.(b)(c)	3,343	107,611
Veritiv Corp.(b)	1,296	139,022
Viad Corp.(b)	2,794	123,970
Vicor Corp.(b)	952	144,314
Wabash National Corp.	8,456	131,322
Watts Water Technologies, Inc., Class A	684	129,974

		11,219,117

Information Technology-10.87%
3D Systems Corp.(b)(c)	3,842	108,191
8x8, Inc.(b)	4,971	112,643
ADTRAN, Inc.	6,058	111,952
Advanced Energy Industries, Inc.	1,366	125,426
Agilysys, Inc.(b)	2,329	111,140
Alarm.com Holdings, Inc.(b)	1,490	125,547
Applied Optoelectronics, Inc.(b)(c)	15,977	122,224
Arlo Technologies, Inc.(b)	18,786	129,623
Axcelis Technologies, Inc.(b)	2,442	134,139
Badger Meter, Inc.	1,163	118,917
Benchmark Electronics, Inc.	4,302	100,280
Bottomline Technologies (DE), Inc.(b)	2,846	131,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
CalAmp Corp.(b)	10,517	$101,173
CEVA, Inc.(b)	2,631	120,000
Cohu, Inc.(b)	3,448	110,474
Comtech Telecommunications Corp.	4,768	102,846
Consensus Cloud Solutions, Inc.(b)	1,217	77,073
CSG Systems International, Inc.	2,518	126,026
CTS Corp.	3,722	132,578
Daktronics, Inc.(b)	21,394	118,737
Diebold Nixdorf, Inc.(b)	12,017	108,153
Digi International, Inc.(b)	5,434	117,103
Diodes, Inc.(b)	1,271	122,130
DSP Group, Inc.(b)	5,448	119,693
Ebix, Inc.(c)	4,431	145,381
ePlus, Inc.(b)	1,106	122,290
EVERTEC, Inc.	2,613	118,134
ExlService Holdings, Inc.(b)	974	119,442
Extreme Networks, Inc.(b)	11,780	115,797
Fabrinet (Thailand)(b)	1,148	110,208
FARO Technologies, Inc.(b)	1,781	131,028
FormFactor, Inc.(b)	3,008	119,658
Harmonic, Inc.(b)(c)	13,371	121,275
Ichor Holdings Ltd.(b)	2,705	118,263
Insight Enterprises, Inc.(b)	1,256	118,943
InterDigital, Inc.	1,723	115,355
Itron, Inc.(b)	1,505	117,044
Knowles Corp.(b)	6,212	129,458
Kulicke & Soffa Industries, Inc. (Singapore)(c)	1,645	93,765
LivePerson, Inc.(b)(c)	1,783	91,842
MaxLinear, Inc.(b)	2,271	143,073
Methode Electronics, Inc.	2,757	115,987
NETGEAR, Inc.(b)(c)	3,626	104,538
OneSpan, Inc.(b)	6,240	127,421
Onto Innovation, Inc.(b)	1,546	122,459
OSI Systems, Inc.(b)	1,250	116,387
PC Connection, Inc.	2,606	120,006
PDF Solutions, Inc.(b)	5,244	123,391
Perficient, Inc.(b)(c)	1,005	124,218
Photronics, Inc.(b)	8,476	110,103
Plantronics, Inc.(b)(c)	4,370	116,941
Plexus Corp.(b)	1,315	114,826
Power Integrations, Inc.	1,091	112,602
Progress Software Corp.	2,620	134,694
Rambus, Inc.(b)	5,028	117,002
Rogers Corp.(b)	609	122,482
Sanmina Corp.(b)	3,020	114,005
ScanSource, Inc.(b)	3,354	120,006
SMART Global Holdings, Inc.(b)(c)	2,450	130,977
SPS Commerce, Inc.(b)	855	130,584
TTEC Holdings, Inc.	1,166	110,059
TTM Technologies, Inc.(b)	8,758	115,956
Ultra Clean Holdings, Inc.(b)	2,571	127,444
Unisys Corp.(b)	5,037	128,796
Veeco Instruments, Inc.(b)(c)	5,204	126,405
Viavi Solutions, Inc.(b)	7,383	113,698
Vonage Holdings Corp.(b)	8,200	132,184
Xperi Holding Corp.	5,995	107,430

		8,059,395

Materials-6.04%
AdvanSix, Inc.(b)	3,144	152,798

	Shares	Value
Materials-(continued)
Allegheny Technologies, Inc.(b)	6,855	$110,366
American Vanguard Corp.	7,920	123,394
Arconic Corp.(b)	3,439	101,175
Balchem Corp.	853	130,586
Carpenter Technology Corp.	3,756	115,985
Century Aluminum Co.(b)(c)	9,254	122,245
Clearwater Paper Corp.(b)	3,505	146,614
Domtar Corp.(b)	2,161	117,969
Ferro Corp.(b)	5,651	118,784
FutureFuel Corp.	15,420	108,865
GCP Applied Technologies, Inc.(b)	4,940	111,693
Glatfelter Corp.	7,788	127,957
H.B. Fuller Co.	1,823	128,540
Hawkins, Inc.	3,380	123,945
Haynes International, Inc.	3,211	128,857
Innospec, Inc.	1,329	120,421
Kaiser Aluminum Corp.	991	96,266
Koppers Holdings, Inc.(b)	3,738	131,166
Kraton Corp.(b)	2,921	133,344
Livent Corp.(b)(c)	4,696	132,521
Materion Corp.	1,670	120,541
Mercer International, Inc. (Germany)	10,527	113,376
Myers Industries, Inc.	5,651	116,298
Neenah, Inc.	2,475	125,086
O-I Glass, Inc.(b)	8,354	109,020
Olympic Steel, Inc.	4,834	130,373
Quaker Houghton	458	112,595
Rayonier Advanced Materials, Inc.(b)	16,534	118,714
Schweitzer-Mauduit International, Inc., Class A	3,391	118,142
Stepan Co.	1,036	124,341
SunCoke Energy, Inc.	16,867	121,780
Sylvamo Corp.(b)	3,640	102,502
TimkenSteel Corp.(b)	8,914	124,350
Tredegar Corp.	9,462	114,112
Trinseo PLC	2,447	137,179
Warrior Met Coal, Inc.	4,493	107,697

		4,479,597

Real Estate-7.85%
Acadia Realty Trust	5,925	126,676
Agree Realty Corp.	1,692	120,234
Alexander & Baldwin, Inc.	5,372	131,775
American Assets Trust, Inc.	3,108	117,576
Armada Hoffler Properties, Inc.	9,146	125,392
Brandywine Realty Trust	8,959	118,707
CareTrust REIT, Inc.	5,471	113,523
Centerspace	1,176	119,058
Chatham Lodging Trust(b)	10,197	129,400
Community Healthcare Trust, Inc.	2,564	122,662
DiamondRock Hospitality Co.(b)	13,789	124,653
Diversified Healthcare Trust	34,119	124,193
Easterly Government Properties, Inc.(c)	5,756	121,049
Essential Properties Realty Trust, Inc.	3,816	113,679
Four Corners Property Trust, Inc.	4,452	129,108
Franklin Street Properties Corp.	26,621	119,794
GEO Group, Inc. (The)(c)	16,046	131,256
Getty Realty Corp.	3,921	125,942
Global Net Lease, Inc.	7,246	116,081
Hersha Hospitality Trust(b)	13,371	119,403
Independence Realty Trust, Inc.	6,018	142,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Industrial Logistics Properties Trust	4,535	$127,388
Innovative Industrial Properties, Inc.(c)	503	132,334
iStar, Inc.(c)	4,589	115,826
Lexington Realty Trust	8,710	126,905
LTC Properties, Inc.	3,510	111,829
Mack-Cali Realty Corp.(b)	7,181	130,622
Marcus & Millichap, Inc.(b)	3,013	141,912
NexPoint Residential Trust, Inc.	1,871	132,504
Office Properties Income Trust	4,671	119,671
RE/MAX Holdings, Inc., Class A	3,760	119,606
Realogy Holdings Corp.(b)	6,802	117,811
Retail Opportunity Investments Corp.	6,880	122,258
RPT Realty	9,630	127,983
Safehold, Inc.	1,487	111,079
Saul Centers, Inc.	2,715	125,976
Service Properties Trust	11,200	120,624
SITE Centers Corp.	7,772	123,497
St. Joe Co. (The)	2,760	129,775
Summit Hotel Properties, Inc.(b)	13,446	134,460
Tanger Factory Outlet Centers, Inc.(c)	7,164	120,355
Uniti Group, Inc.	9,357	133,899
Universal Health Realty Income Trust	2,086	118,839
Urstadt Biddle Properties, Inc., Class A	6,240	122,554
Washington REIT	4,755	120,539
Whitestone REIT	12,278	112,712
Xenia Hotels & Resorts, Inc.(b)	7,159	127,430

		5,820,754

Utilities-1.23%
American States Water Co.	1,310	119,000
Avista Corp.	2,883	114,772
California Water Service Group	1,918	116,768
Chesapeake Utilities Corp.	928	121,633

	Shares	Value
Utilities-(continued)
Middlesex Water Co.	1,063	$117,058
Northwest Natural Holding Co.	2,412	108,757
South Jersey Industries, Inc.	5,028	114,437
Unitil Corp.	2,456	102,538

		914,963

Total Common Stocks & Other Equity Interests (Cost $68,088,892)		74,060,045

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $84,232)	84,232	84,232

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $68,173,124)		74,144,277

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.49%
Invesco Private Government Fund, 0.02%(e)(f)(g)	2,776,350	2,776,350
Invesco Private Prime Fund, 0.11%(e)(f)(g)	6,483,322	6,485,915

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,262,265)		9,262,265

TOTAL INVESTMENTS IN SECURITIES-112.49% (Cost $77,435,389)		83,406,542
OTHER ASSETS LESS LIABILITIES-(12.49)%		(9,257,577)

NET ASSETS-100.00%		$74,148,965

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)	Restricted security. The value of this security at October 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2021	Dividend Income

Invesco Mortgage Capital, Inc.	$ 103,272	$66,207	$(27,218)	$158	$(18,979)	$123,440	$5,885

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	58,820	1,324,900	(1,299,488)	-	-	84,232	5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,391,253	$5,210,423	$(3,825,326)	$-	$-	$2,776,350	$149	*

Invesco Private Prime Fund	2,086,880	10,563,187	(6,164,152)	-	-	6,485,915	2,082	*

Total	$3,640,225	$17,164,717	$(11,316,184)	$158	$(18,979)	$9,469,937	$8,121

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2021

Financials	19.67

Industrials	15.13

Consumer Discretionary	13.61

Health Care	12.73

Information Technology	10.87

Real Estate	7.85

Energy	6.11

Materials	6.04

Consumer Staples	4.49

Sector Types Each Less Than 3%	3.38

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

Assets:
Unaffiliated investments in securities, at value(a)	$30,493,772,709	$41,523,023	$567,566,842	$449,554,934
Affiliated investments in securities, at value	1,182,370,598	359,203	39,126,516	16,786,870
Cash	-	-	1,816	-
Receivable for:
Dividends	21,246,057	58,585	184,267	766,825
Securities lending	85,972	315	3,146	682
Investments sold	48,606,697	-	-	4,666,342
Fund shares sold	-	-	-	-

Total assets	31,746,082,033	41,941,126	606,882,587	471,775,653

Liabilities:
Due to custodian	12,865	-	-	82,535
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	1,120,877,136	357,300	39,104,287	16,786,870
Fund shares repurchased	48,905,702	-	-	4,672,097
Accrued unitary management fees	5,069,500	14,307	226,705	155,466

Total liabilities	1,174,865,203	371,607	39,330,992	21,696,968

Net Assets	$30,571,216,830	$41,569,519	$567,551,595	$450,078,685

Net assets consist of:
Shares of beneficial interest	$25,728,309,467	$38,076,879	$489,701,162	$473,055,663
Distributable earnings (loss)	4,842,907,363	3,492,640	77,850,433	(22,976,978)

Net Assets	$30,571,216,830	$41,569,519	$567,551,595	$450,078,685

Shares outstanding (unlimited amount authorized, $0.01 par value)	193,782,663	1,110,001	3,710,000	2,890,000
Net asset value	$157.76	$37.45	$152.98	$155.74

Market price	$157.78	$37.43	$152.97	$155.85

Unaffiliated investments in securities, at cost	$25,498,726,191	$41,620,816	$554,381,180	$408,180,120

Affiliated investments in securities, at cost	$1,172,688,298	$359,203	$39,126,516	$16,786,870

(a) Includes securities on loan with an aggregate value of:	$1,092,112,482	$335,005	$38,106,463	$16,367,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$266,905,835	$485,584,941	$1,001,385,400	$444,593,822	$453,247,449	$108,878,379	$2,860,928,870
142,894	21,171,030	7,181,490	12,328,218	9,187,512	2,852,249	32,176,150
-	-	-	1,053	-	-	100
449,500	519,924	494,166	181,141	253,350	22,998	605,163
279	856	661	1,333	833	89	2,290
13,933,615	-	-	-	-	-	-
3,981,057	653,279	-	-	6,791,803	-	-

285,413,180	507,930,030	1,009,061,717	457,105,567	469,480,947	111,753,715	2,893,712,573

-	49,475	-	-	-	-	-
18,101,299	652,546	-	-	6,789,893	-	-
-	13,848,122	7,134,061	12,206,857	9,186,950	2,756,773	31,152,744
-	-	-	-	-	-	-
83,182	154,480	332,267	152,469	151,236	34,107	944,275

18,184,481	14,704,623	7,466,328	12,359,326	16,128,079	2,790,880	32,097,019

$267,228,699	$493,225,407	$1,001,595,389	$444,746,241	$453,352,868	$108,962,835	$2,861,615,554

$398,458,562	$428,409,035	$801,990,791	$354,442,440	$362,139,148	$100,958,817	$2,011,360,399
(131,229,863)	64,816,372	199,604,598	90,303,801	91,213,720	8,004,018	850,255,155

$267,228,699	$493,225,407	$1,001,595,389	$444,746,241	$453,352,868	$108,962,835	$2,861,615,554

5,370,005	7,550,000	3,250,000	2,290,000	2,670,000	2,790,000	9,390,000
$49.76	$65.33	$308.18	$194.21	$169.80	$39.05	$304.75

$49.77	$65.37	$308.06	$194.12	$169.82	$39.10	$304.57

$235,467,079	$411,941,495	$768,322,137	$387,699,619	$416,590,991	$100,550,612	$2,062,561,429

$142,894	$21,374,342	$7,181,490	$12,328,218	$9,187,512	$2,852,249	$32,176,150

$-	$13,664,245	$7,031,711	$11,929,182	$8,914,352	$2,650,570	$30,154,063

47

Statements of Assets and Liabilities—(continued)

October 31, 2021

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RYU)	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Assets:
Unaffiliated investments in securities, at value(a)	$250,815,707	$130,084,091	$73,936,605
Affiliated investments in securities, at value	63,155	12,735,293	9,469,937
Cash	-	20	-
Receivable for:
Dividends	312,066	46,927	25,861
Securities lending	12	986	957
Investments sold	-	-	9,326
Investments sold - affiliated broker	-	-	111,739

Total assets	251,190,940	142,867,317	83,554,425

Liabilities:
Payable for:
Investments purchased - affiliated broker	-	-	117,821
Collateral upon return of securities loaned	-	12,674,821	9,262,265
Accrued unitary management fees	83,538	42,765	25,374

Total liabilities	83,538	12,717,586	9,405,460

Net Assets	$251,107,402	$130,149,731	$74,148,965

Net assets consist of:
Shares of beneficial interest	$265,885,713	$127,076,778	$83,388,785
Distributable earnings (loss)	(14,778,311)	3,072,953	(9,239,820)

Net Assets	$251,107,402	$130,149,731	$74,148,965

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,360,000	1,380,000	890,000
Net asset value	$106.40	$94.31	$83.31

Market price	$106.62	$94.33	$83.24

Unaffiliated investments in securities, at cost	$236,787,429	$110,018,320	$67,957,730

Affiliated investments in securities, at cost	$63,155	$12,735,293	$9,477,659

(a)Includes securities on loan with an aggregate value of:	$-	$12,305,851	$9,009,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

(This Page Intentionally Left Blank)

49

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Investment income:
Unaffiliated dividend income	$233,619,907	$322,950	$3,921,470	$7,360,260
Affiliated dividend income	674,016	3	41	31
Securities lending income	392,289	2,337	15,951	3,514
Foreign withholding tax	(49,019)	-	-	-

Total investment income	234,637,193	325,290	3,937,462	7,363,805

Expenses:
Unitary management fees	29,132,810	90,329	1,641,020	958,900
Tax expenses	-	278	-	-
Professional fees	25	-	407	-

Total expenses	29,132,835	90,607	1,641,427	958,900

Less: Waivers	(93)	-	(4)	-

Net expenses	29,132,742	90,607	1,641,423	958,900

Net investment income	205,504,451	234,683	2,296,039	6,404,905

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(53,638,060)	(264,891)	1,033,919	(624,680)
Affiliated investment securities	(333,082)	-	-	-
Unaffiliated in-kind redemptions	1,989,155,589	4,972,001	94,580,195	6,373,834
Affiliated in-kind redemptions	2,719,011	-	-	-

Net realized gain (loss)	1,937,903,458	4,707,110	95,614,114	5,749,154

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(171,926,329)	(5,803,538)	(85,373,623)	(23,798,705)
Affiliated investment securities	(5,968,840)	-	(1)	-

Change in net unrealized appreciation (depreciation)	(177,895,169)	(5,803,538)	(85,373,624)	(23,798,705)

Net realized and unrealized gain (loss)	1,760,008,289	(1,096,428)	10,240,490	(18,049,551)

Net increase (decrease) in net assets resulting from operations	$1,965,512,740	$(861,745)	$12,536,529	$(11,644,646)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$ 2,963,651	$4,302,778	$4,400,627	$3,030,189	$5,046,546	$1,024,439	$12,769,771
35	72,735	40	27	46	5	115
1,178	3,150	3,109	5,633	3,591	368	17,417
-	-	-	-	-	-	(30,316)

2,964,864	4,378,663	4,403,776	3,035,849	5,050,183	1,024,812	12,756,987

386,776	852,473	1,853,540	1,071,080	1,089,910	150,339	5,498,588
-	-	-	-	1,460	-	-
-	-	-	-	-	-	-

386,776	852,473	1,853,540	1,071,080	1,091,370	150,339	5,498,588

-	-	(1)	-	(1)	-	(28)

386,776	852,473	1,853,539	1,071,080	1,091,369	150,339	5,498,560

2,578,088	3,526,190	2,550,237	1,964,769	3,958,814	874,473	7,258,427

(13,436,961)	(3,837,614)	(6,550,140)	(1,160,577)	(2,193,268)	(75,061)	4,809,916
-	(89,501)	-	-	-	-	-
12,762,523	25,356,508	52,348,245	64,769,934	78,861,167	2,679,253	187,154,572
-	340,646	-	-	-	-	-

(674,438)	21,770,039	45,798,105	63,609,357	76,667,899	2,604,192	191,964,488

34,229,719	14,591,409	33,847,236	(40,869,722)	(70,062,704)	4,839,488	58,794,539
-	(665,286)	-	-	-	-	-

34,229,719	13,926,123	33,847,236	(40,869,722)	(70,062,704)	4,839,488	58,794,539

33,555,281	35,696,162	79,645,341	22,739,635	6,605,195	7,443,680	250,759,027

$ 36,133,369	$39,222,352	$82,195,578	$24,704,404	$10,564,009	$8,318,153	$258,017,454

51

Statements of Operations—(continued)

For the six months ended October 31, 2021

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RYU)	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Investment income:
Unaffiliated dividend income	$3,168,482	$969,584	$509,934
Affiliated dividend income	20	12	5,890
Securities lending income	385	5,190	4,550
Foreign withholding tax	-	-	(376)

Total investment income	3,168,887	974,786	519,998

Expenses:
Unitary management fees	438,703	259,315	134,733

Less: Waivers	-	-	-

Net expenses	438,703	259,315	134,733

Net investment income	2,730,184	715,471	385,265

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(730,421)	510,921	(328,845)
Affiliated investment securities	-	-	(21,947)
Unaffiliated in-kind redemptions	766,524	10,347,656	5,883,138
Affiliated in-kind redemptions	-	-	2,968

Net realized gain	36,103	10,858,577	5,535,314

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,703,294)	(8,908,176)	(4,050,788)
Affiliated investment securities	-	-	158

Change in net unrealized appreciation (depreciation)	(3,703,294)	(8,908,176)	(4,050,630)

Net realized and unrealized gain (loss)	(3,667,191)	1,950,401	1,484,684

Net increase (decrease) in net assets resulting from operations	$(937,007)	$2,665,872	$1,869,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

(This Page Intentionally Left Blank)

53

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income	$205,504,451	$258,782,784	$234,683	$345,721
Net realized gain (loss)	1,937,903,458	1,428,792,314	4,707,110	4,195,900
Change in net unrealized appreciation (depreciation)	(177,895,169)	5,636,848,615	(5,803,538)	8,575,532

Net increase (decrease) in net assets resulting from operations	1,965,512,740	7,324,423,713	(861,745)	13,117,153

Distributions to Shareholders from:
Distributable earnings	(186,389,862)	(280,652,301)	(207,757)	(305,268)

Shareholder Transactions:
Proceeds from shares sold	6,926,220,112	15,219,941,599	17,394,233	23,309,725
Value of shares repurchased	(4,739,630,536)	(6,602,078,748)	(17,755,167)	(11,301,795)

Net increase (decrease) in net assets resulting from share transactions	2,186,589,576	8,617,862,851	(360,934)	12,007,930

Net increase (decrease) in net assets	3,965,712,454	15,661,634,263	(1,430,436)	24,819,815

Net assets:
Beginning of period	26,605,504,376	10,943,870,113	42,999,955	18,180,140

End of period	$30,571,216,830	$26,605,504,376	$41,569,519	$42,999,955

Changes in Shares Outstanding:
Shares sold	45,570,000	121,770,000	450,000	680,000
Shares repurchased	(31,330,000)	(56,030,000)	(460,000)	(360,000)
Shares outstanding, beginning of period	179,542,663	113,802,663	1,120,001	800,001

Shares outstanding, end of period	193,782,663	179,542,663	1,110,001	1,120,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)		Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)		Invesco S&P 500® Equal Weight Energy ETF (RYE)
Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$2,296,039	$1,403,819	$6,404,905	$9,533,055	$2,578,088	$2,469,642
95,614,114	63,838,217	5,749,154	9,207,255	(674,438)	(43,763,473)
(85,373,624)	117,527,797	(23,798,705)	84,530,376	34,229,719	61,490,167

12,536,529	182,769,833	(11,644,646)	103,270,686	36,133,369	20,196,336

(1,973,942)	(1,486,049)	(4,454,027)	(10,934,630)	(2,179,740)	(2,847,442)

297,061,413	1,048,062,462	16,082,893	83,915,892	144,336,509	124,277,512

(713,527,636)	(304,919,446)	(27,078,932)	(180,158,902)	(67,527,021)	(67,899,355)

(416,466,223)	743,143,016	(10,996,039)	(96,243,010)	76,809,488	56,378,157

(405,903,636)	924,426,800	(27,094,712)	(3,906,954)	110,763,117	73,727,051

973,455,231	49,028,431	477,173,397	481,080,351	156,465,582	82,738,531

$567,551,595	$973,455,231	$450,078,685	$477,173,397	$267,228,699	$156,465,582

2,010,000	8,310,000	100,000	570,000	3,050,000	3,600,000
(4,840,000)	(2,370,000)	(170,000)	(1,210,000)	(1,520,000)	(2,710,000)
6,540,000	600,000	2,960,000	3,600,000	3,840,005	2,950,005

3,710,000	6,540,000	2,890,000	2,960,000	5,370,005	3,840,005

55

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco S&P 500® Equal Weight Financials ETF (RYF)		Invesco S&P 500® Equal Weight Health Care ETF (RYH)
	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

Operations:
Net investment income	$3,526,190	$4,463,515	$2,550,237	$3,770,010
Net realized gain (loss)	21,770,039	(396,842)	45,798,105	64,202,939
Change in net unrealized appreciation (depreciation)	13,926,123	104,291,984	33,847,236	137,216,794

Net increase in net assets resulting from operations	39,222,352	108,358,657	82,195,578	205,189,743

Distributions to Shareholders from:
Distributable earnings	(3,245,351)	(4,598,534)	(2,218,617)	(3,959,289)

Shareholder Transactions:
Proceeds from shares sold	156,073,656	177,652,506	222,836,278	106,177,815
Value of shares repurchased	(74,725,836)	(66,714,583)	(114,757,841)	(200,305,554)

Net increase (decrease) in net assets resulting from share transactions	81,347,820	110,937,923	108,078,437	(94,127,739)

Net increase (decrease) in net assets	117,324,821	214,698,046	188,055,398	107,102,715

Net assets:
Beginning of period	375,900,586	161,202,540	813,539,991	706,437,276

End of period	$493,225,407	$375,900,586	$1,001,595,389	$813,539,991

Changes in Shares Outstanding:
Shares sold	2,500,000	3,420,000	730,000	420,000
Shares repurchased	(1,250,000)	(1,670,000)	(380,000)	(820,000)
Shares outstanding, beginning of period	6,300,000	4,550,000	2,900,000	3,300,000

Shares outstanding, end of period	7,550,000	6,300,000	3,250,000	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P 500® Equal Weight Industrials ETF (RGI)		Invesco S&P 500® Equal Weight Materials ETF (RTM)		Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$1,964,769	$3,000,487	$3,958,814	$5,768,223	$874,473	$510,012
63,609,357	48,330,095	76,667,899	41,505,275	2,604,192	(1,464,527)
(40,869,722)	125,722,356	(70,062,704)	131,431,807	4,839,488	9,164,368

24,704,404	177,052,938	10,564,009	178,705,305	8,318,153	8,209,853

(1,956,495)	(3,070,411)	(4,012,849)	(5,559,565)	(829,849)	(873,599)

91,074,078	537,764,033	142,299,337	452,166,650	68,276,022	22,472,423
(226,666,478)	(296,428,381)	(308,914,078)	(120,375,446)	(12,064,588)	(7,629,655)

(135,592,400)	241,335,652	(166,614,741)	331,791,204	56,211,434	14,842,768

(112,844,491)	415,318,179	(160,063,581)	504,936,944	63,699,738	22,179,022

557,590,732	142,272,553	613,416,449	108,479,505	45,263,097	23,084,075

$444,746,241	$557,590,732	$453,352,868	$613,416,449	$108,962,835	$45,263,097

480,000	3,790,000	830,000	3,350,000	1,840,000	680,000
(1,200,000)	(2,080,000)	(1,870,000)	(790,000)	(340,000)	(290,000)
3,010,000	1,300,000	3,710,000	1,150,000	1,290,000	900,000

2,290,000	3,010,000	2,670,000	3,710,000	2,790,000	1,290,000

57

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco S&P 500® Equal Weight Technology ETF (RYT)		Invesco S&P 500® Equal Weight Utilities ETF (RYU)
	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

Operations:
Net investment income	$7,258,427	$16,551,951	$2,730,184	$6,455,813
Net realized gain	191,964,488	198,466,957	36,103	11,357,673
Change in net unrealized appreciation (depreciation)	58,794,539	636,741,544	(3,703,294)	24,559,905

Net increase (decrease) in net assets resulting from operations	258,017,454	851,760,452	(937,007)	42,373,391

Distributions to Shareholders from:
Distributable earnings	(6,850,969)	(25,926,165)	(2,966,494)	(7,025,165)

Shareholder Transactions:
Proceeds from shares sold	396,785,430	893,999,654	50,797,569	14,519,622
Value of shares repurchased	(376,354,865)	(659,158,576)	(4,343,502)	(141,323,667)

Net increase (decrease) in net assets resulting from share transactions	20,430,565	234,841,078	46,454,067	(126,804,045)

Net increase (decrease) in net assets	271,597,050	1,060,675,365	42,550,566	(91,455,819)

Net assets:
Beginning of period	2,590,018,504	1,529,343,139	208,556,836	300,012,655

End of period	$2,861,615,554	$2,590,018,504	$251,107,402	$208,556,836

Changes in Shares Outstanding:
Shares sold	1,370,000	3,730,000	470,000	150,000
Shares repurchased	(1,320,000)	(2,740,000)	(40,000)	(1,470,000)
Shares outstanding, beginning of period	9,340,000	8,350,000	1,930,000	3,250,000

Shares outstanding, end of period	9,390,000	9,340,000	2,360,000	1,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)		Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$715,471	$846,476	$385,265	$303,189
10,858,577	3,647,091	5,535,314	1,631,073
(8,908,176)	40,883,567	(4,050,630)	16,352,097

2,665,872	45,377,134	1,869,949	18,286,359

(627,527)	(899,756)	(348,048)	(351,099)

40,624,117	30,866,943	26,467,228	28,476,495
(26,446,193)	(14,505,986)	(12,298,292)	(9,269,618)

14,177,924	16,360,957	14,168,936	19,206,877

16,216,269	60,838,335	15,690,837	37,142,137

113,933,462	53,095,127	58,458,128	21,315,991

$130,149,731	$113,933,462	$74,148,965	$58,458,128

440,000	420,000	320,000	370,000
(290,000)	(190,000)	(150,000)	(150,000)
1,230,000	1,000,000	720,000	500,000

1,380,000	1,230,000	890,000	720,000

59

Financial Highlights

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$148.18		$96.17	$108.20	$99.87	$96.58		$81.57	$78.71

Net investment income(a)	1.08		1.93	2.15	1.78	0.85		1.39	1.31
Net realized and unrealized gain (loss) on investments	9.48		52.09	(11.97)	8.45	3.33		14.85	2.78

Total from investment operations	10.56		54.02	(9.82)	10.23	4.18		16.24	4.09

Distributions to shareholders from:
Net investment income	(0.98)		(2.01)	(2.21)	(1.90)	(0.89)		(1.23)	(1.23)

Net asset value at end of period	$157.76		$148.18	$96.17	$108.20	$99.87		$96.58	$81.57

Market price at end of period(b)	$157.78		$148.23	$96.31	$108.22	$99.92

Net Asset Value Total Return(c)	7.15%		56.72%	(8.98)%	10.45%	4.30%		19.98%	5.24%
Market Price Total Return(c)	7.16%		56.53%	(8.89)%	10.43%	4.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,571,217		$26,605,504	$10,943,870	$16,143,961	$14,616,057		$14,226,625	$9,959,671
Ratio to average net assets of:
Expenses, after Waivers	0.20	%(d)	0.20%	0.20%	0.20%	0.20	%(d)	0.33%	0.40%
Expenses, prior to Waivers	0.20	%(d)	0.20%	0.20%	0.20%	0.20	%(d)	0.36%	0.40%
Net investment income	1.41	%(d)	1.60%	2.01%	1.74%	1.69	%(d)	1.52%	1.66%
Portfolio turnover rate(e)	7%		24%	19%	19%	9%		21%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

						For the Period
	Six Months Ended					November 5, 2018(a)
	October 31,					Through
	2021		Years Ended April 30,			April 30,
	(Unaudited)		2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$38.39		$22.73	$25.39		$25.00

Net investment income(b)	0.20		0.41	0.41	(c)	0.16
Net realized and unrealized gain (loss) on investments	(0.96)		15.60	(2.64)		0.33

Total from investment operations	(0.76)		16.01	(2.23)		0.49

Distributions to shareholders from:
Net investment income	(0.18)		(0.35)	(0.40)		(0.10)
Net realized gains	-		-	(0.03)		-

Total distributions	(0.18)		(0.35)	(0.43)		(0.10)

Net asset value at end of period	$37.45		$38.39	$22.73		$25.39

Market price at end of period(d)	$37.43		$38.43	$22.74		$25.41

Net Asset Value Total Return(e)	(1.99)%		70.90%	(8.89)%		2.04	%(f)
Market Price Total Return(e)	(2.14)%		71.00%	(8.92)%		2.12	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$41,570		$43,000	$18,180		$22,851
Ratio to average net assets of:
Expenses	0.40	%(g)	0.40%	0.42	%(h)	0.40	%(g)
Net investment income	1.04	%(g)	1.36%	1.65	%(c)(h)	1.42	%(g)
Portfolio turnover rate(i)	9%		20%	30%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.29 and 1.17%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (November 7, 2018, the first day of trading on the exchange) to April 30, 2019 was 0.08%. The market price total return from Fund Inception to April 30, 2019 was 0.04%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

	Six Months Ended October 31, 2021		Years Ended April 30,				Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$148.85		$81.71	$107.85		$99.15	$91.21		$85.40	$90.26

Net investment income(a)	0.42		0.56	1.83		1.49	0.68		1.27	1.29
Net realized and unrealized gain (loss) on investments	4.08		67.17	(26.05)		8.80	7.98		5.84	(4.96)

Total from investment operations	4.50		67.73	(24.22)		10.29	8.66		7.11	(3.67)

Distributions to shareholders from:
Net investment income	(0.37)		(0.59)	(1.92)		(1.59)	(0.72)		(1.30)	(1.19)

Net asset value at end of period	$152.98		$148.85	$81.71		$107.85	$99.15		$91.21	$85.40

Market price at end of period(b)	$152.97		$148.79	$81.63		$107.86	$99.13

Net Asset Value Total Return(c)	3.05%		83.19%	(22.56)%		10.58%	9.49%		8.32%	(4.07)%
Market Price Total Return(c)	3.09%		83.29%	(22.64)%		10.61%	9.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$567,552		$973,455	$49,028		$113,239	$84,279		$72,965	$68,323
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.41	%(e)	0.40%	0.40	%(d)	0.40%	0.40%
Net investment income	0.56	%(d)	0.45%	1.80	%(e)	1.45%	1.38	%(d)	1.39%	1.49%
Portfolio turnover rate(f)	9%		33%	28%		30%	13%		29%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$161.21		$133.63	$134.95	$122.87	$121.67		$121.52	$111.76

Net investment income(a)	2.16		2.79	3.19	2.87	1.32		2.30	2.19
Net realized and unrealized gain (loss) on investments	(6.12)		28.05	(1.34)	12.30	1.14		0.13	9.69

Total from investment operations	(3.96)		30.84	1.85	15.17	2.46		2.43	11.88

Distributions to shareholders from:
Net investment income	(1.51)		(3.26)	(3.17)	(3.09)	(1.26)		(2.28)	(2.12)

Net asset value at end of period	$155.74		$161.21	$133.63	$134.95	$122.87		$121.67	$121.52

Market price at end of period(b)	$155.85		$161.11	$133.58	$134.97	$122.84

Net Asset Value Total Return(c)	(2.46)%		23.34%	1.44%	12.63%	1.96%		1.99%	10.63%
Market Price Total Return(c)	(2.33)%		23.31%	1.37%	12.67%	1.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$450,079		$477,173	$481,080	$431,837	$417,753		$444,092	$613,661
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)	0.40%	0.40%
Net investment income	2.67	%(d)	1.91%	2.32%	2.27%	2.06	%(d)	1.86%	1.81%
Portfolio turnover rate(e)	7%		14%	22%	19%	9%		20%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Energy ETF (RYE)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$40.75		$28.05	$51.81	$60.29	$54.29		$56.90	$54.39

Net investment income(a)	0.59		0.86	1.09	0.82	0.47		1.28	0.90
Net realized and unrealized gain (loss) on investments	8.94		12.80	(23.84)	(8.34)	5.98		(2.50)	2.53

Total from investment operations	9.53		13.66	(22.75)	(7.52)	6.45		(1.22)	3.43

Distributions to shareholders from:
Net investment income	(0.52)		(0.96)	(1.01)	(0.96)	(0.45)		(1.39)	(0.92)

Net asset value at end of period	$49.76		$40.75	$28.05	$51.81	$60.29		$54.29	$56.90

Market price at end of period(b)	$49.77		$40.80	$28.06	$51.82	$60.43

Net Asset Value Total Return(c)	23.61%		50.01%	(44.18)%	(12.46)%	11.97%		(2.20)%	6.50%
Market Price Total Return(c)	23.48%		50.15%	(44.17)%	(12.65)%	12.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$267,229		$156,466	$82,739	$209,823	$253,202		$230,747	$199,164
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)	0.40%	0.40%
Net investment income	2.67	%(d)	2.75%	2.60%	1.46%	1.69	%(d)	2.22%	1.72%
Portfolio turnover rate(e)	32%		37%	34%	31%	10%		34%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$59.67		$35.43	$43.78	$43.94	$41.93		$31.41	$43.72

Net investment income(a)	0.51		1.05	0.92	0.78	0.40		0.55	0.81
Net realized and unrealized gain (loss) on investments	5.62		24.25	(8.38)	-	1.91		10.45	1.03

Total from investment operations	6.13		25.30	(7.46)	0.78	2.31		11.00	1.84

Distributions to shareholders from:
Net investment income	(0.47)		(1.06)	(0.89)	(0.94)	(0.30)		(0.48)	(0.78)
Return of capital	-		-	-	-	-		-	(13.37	)(b)

Total distributions	(0.47)		(1.06)	(0.89)	(0.94)	(0.30)		(0.48)	(14.15)

Net asset value at end of period	$65.33		$59.67	$35.43	$43.78	$43.94		$41.93	$31.41

Market price at end of period(c)	$65.37		$59.73	$35.53	$43.79	$43.98

Net Asset Value Total Return(d)	10.36%		72.61%	(17.09)%	1.98%	5.50%		35.15%	4.33%
Market Price Total Return(d)	10.31%		72.30%	(16.88)%	1.91%	5.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$493,225		$375,901	$161,203	$291,145	$441,558		$358,496	$114,649
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40	%(e)	0.40%	0.40%
Net investment income	1.65	%(e)	2.33%	2.15%	1.86%	1.81	%(e)	1.44%	1.96%
Portfolio turnover rate(f)	6%		19%	23%	17%	7%		15%	53%

(a)	Based on average shares outstanding.
(b)	Special distribution.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$280.53		$214.07	$193.66	$178.78	$175.84		$143.79	$149.97

Net investment income(a)	0.83		1.25	1.31	1.05	0.44		0.78	0.78
Net realized and unrealized gain (loss) on investments	27.53		66.53	20.36	14.87	2.93		32.02	(6.22)

Total from investment operations	28.36		67.78	21.67	15.92	3.37		32.80	(5.44)

Distributions to shareholders from:
Net investment income	(0.71)		(1.32)	(1.26)	(1.04)	(0.43)		(0.75)	(0.74)

Net asset value at end of period	$308.18		$280.53	$214.07	$193.66	$178.78		$175.84	$143.79

Market price at end of period(b)	$308.06		$280.73	$214.39	$193.67	$178.95

Net Asset Value Total Return(c)	10.11%		31.76%	11.27%	8.91%	1.92%		22.85%	(3.65)%
Market Price Total Return(c)	9.98%		31.66%	11.42%	8.82%	2.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,001,595		$813,540	$706,437	$706,845	$598,911		$650,617	$474,494
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)	0.40%	0.40%
Net investment income	0.55	%(d)	0.51%	0.64%	0.55%	0.49	%(d)	0.48%	0.52%
Portfolio turnover rate(e)	13%		20%	23%	23%	12%		24%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years EndedOctober 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$185.25		$109.44	$126.03	$115.01	$113.29		$90.92	$85.30

Net investment income(a)	0.70		1.31	1.83	1.53	0.62		1.24	1.40
Net realized and unrealized gain (loss) on investments	8.94		75.87	(16.57)	11.15	1.73		22.50	5.57

Total from investment operations	9.64		77.18	(14.74)	12.68	2.35		23.74	6.97

Distributions to shareholders from:
Net investment income	(0.68)		(1.37)	(1.85)	(1.66)	(0.63)		(1.37)	(1.35)

Net asset value at end of period	$194.21		$185.25	$109.44	$126.03	$115.01		$113.29	$90.92

Market price at end of period(b)	$194.12		$185.17	$109.50	$126.01	$115.03

Net Asset Value Total Return(c)	5.22%		70.89%	(11.70)%	11.21%	2.05%		26.21%	8.25%
Market Price Total Return(c)	5.21%		70.73%	(11.64)%	11.17%	2.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$444,746		$557,591	$142,273	$245,750	$281,763		$226,584	$127,288
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)	0.40%	0.40%
Net investment income	0.73	%(d)	0.89%	1.46%	1.29%	1.05	%(d)	1.18%	1.60%
Portfolio turnover rate(e)	7%		19%	23%	28%	7%		18%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Materials ETF (RTM)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$165.34		$94.33	$108.11	$106.31	$107.79		$84.46	$79.97

Net investment income(a)	1.23		2.48	2.10	1.79	0.70		1.49	1.29
Net realized and unrealized gain (loss) on investments	4.49		70.77	(13.65)	1.97	(1.50)		23.28	4.49

Total from investment operations	5.72		73.25	(11.55)	3.76	(0.80)		24.77	5.78

Distributions to shareholders from:
Net investment income	(1.26)		(2.24)	(2.23)	(1.96)	(0.68)		(1.44)	(1.29)

Net asset value at end of period	$169.80		$165.34	$94.33	$108.11	$106.31		$107.79	$84.46

Market price at end of period(b)	$169.82		$165.42	$94.49	$108.16	$106.31

Net Asset Value Total Return(c)	3.51%		78.45%	(10.70)%	3.67%	(0.77)%		29.52%	7.29%
Market Price Total Return(c)	3.47%		78.24%	(10.58)%	3.70%	(0.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$453,353		$613,416	$108,480	$129,728	$180,726		$194,020	$84,463
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)	0.40%	0.40%
Net investment income	1.45	%(d)	1.83%	1.99%	1.69%	1.28	%(d)	1.54%	1.57%
Portfolio turnover rate(e)	6%		18%	25%	23%	6%		22%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

	Six Months Ended October 31, 2021		Years Ended April 30,					Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021		2020		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$35.09		$25.65		$29.71		$25.96	$27.29		$25.81	$25.63

Net investment income(a)	0.44		0.67	(b)	0.72		0.69	0.44		0.54	0.70
Net realized and unrealized gain (loss) on investments	3.94		9.93		(3.62)		3.97	(1.20)		1.59	(0.08)

Total from investment operations	4.38		10.60		(2.90)		4.66	(0.76)		2.13	0.62

Distributions to shareholders from:
Net investment income	(0.42)		(1.16)		(1.03)		(0.85)	(0.35)		(0.65)	(0.44)
Net realized gains	-		-		(0.13)		(0.06)	(0.22)		-	-

Total distributions	(0.42)		(1.16)		(1.16)		(0.91)	(0.57)		(0.65)	(0.44)

Net asset value at end of period	$39.05		$35.09		$25.65		$29.71	$25.96		$27.29	$25.81

Market price at end of period(c)	$39.10		$35.12		$25.65		$29.75	$25.96

Net Asset Value Total Return(d)	12.54%		42.37%		(9.59)%		18.35%	(2.93)%		8.33%	2.39%
Market Price Total Return(d)	12.58%		42.50%		(9.71)%		18.51%	(2.35)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$108,963		$45,263		$23,084		$37,143	$16,873		$24,561	$36,135
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%		0.41	%(f)	0.40%	0.41	%(e)	0.41%	0.37%
Net investment income	2.33	%(e)	2.36	%(b)	2.37	%(f)	2.46%	3.28	%(e)	2.00%	2.70%
Portfolio turnover rate(g)	6%		21%		15%		14%	2%		24%	10%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.49 and 1.73%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Technology ETF (RYT)

	Six Months Ended October 31, 2021		Years Ended April 30,				Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020		2019	2018		2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$277.30		$183.15	$180.69		$150.94	$142.44		$104.67		$93.16

Net investment income(a)	0.77		1.87	3.15	(b)	1.57	0.56		1.16		1.47
Net realized and unrealized gain on investments	27.41		95.21	1.50		29.78	8.56		37.61		11.48

Total from investment operations	28.18		97.08	4.65		31.35	9.12		38.77		12.95

Distributions to shareholders from:
Net investment income	(0.73)		(2.93)	(2.19)		(1.60)	(0.62)		(1.00)		(1.44)

Net asset value at end of period	$304.75		$277.30	$183.15		$180.69	$150.94		$142.44		$104.67

Market price at end of period(c)	$304.57		$277.24	$183.44		$180.66	$151.10

Net Asset Value Total Return(d)	10.20%		53.40%	2.73%		20.92%	6.40%		37.19%		14.06%
Market Price Total Return(d)	10.16%		53.12%	2.91%		20.77%	6.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,861,616		$2,590,019	$1,529,343		$1,788,846	$1,615,066		$1,509,833		$915,879
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%		0.40%	0.40	%(e)	0.40%		0.40%
Net investment income	0.53	%(e)	0.81%	1.73	%(b)	0.98%	0.76	%(e)	0.95	%(e)	1.55%
Portfolio turnover rate(f)	9%		25%	23%		27%	10%		19%		24%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.92 and 1.06%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$108.06		$92.31	$97.25	$84.51	$88.52		$81.10	$73.29

Net investment income(a)	1.34		2.70	2.77	2.67	1.38		2.54	2.49
Net realized and unrealized gain (loss) on investments	(1.60)		16.05	(4.99)	12.69	(3.92)		7.44	7.81

Total from investment operations	(0.26)		18.75	(2.22)	15.36	(2.54)		9.98	10.30

Distributions to shareholders from:
Net investment income	(1.40)		(3.00)	(2.72)	(2.62)	(1.47)		(2.56)	(2.49)

Net asset value at end of period	$106.40		$108.06	$92.31	$97.25	$84.51		$88.52	$81.10

Market price at end of period(b)	$106.62		$107.84	$92.52	$97.23	$84.45

Net Asset Value Total Return(c)	(0.23)%		20.80%	(2.28)%	18.54%	(2.88)%		12.51%	14.13%
Market Price Total Return(c)	0.19%		20.28%	(2.04)%	18.60%	(2.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$251,107		$208,557	$300,013	$335,499	$139,434		$168,180	$210,865
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)	0.40%	0.40%
Net investment income	2.49	%(d)	2.77%	2.72%	2.96%	3.29	%(d)	3.01%	3.09%
Portfolio turnover rate(e)	7%		10%	11%	27%	7%		11%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

	Six Months Ended October 31, 2021		Years Ended April 30,				Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$92.63		$53.10	$66.18		$63.30	$62.00		$51.40	$49.09

Net investment income(a)	0.51		0.75	0.89		0.77	0.42		0.60	0.66
Net realized and unrealized gain (loss) on investments	1.62		39.56	(12.99)		2.96	1.30		10.59	2.30

Total from investment operations	2.13		40.31	(12.10)		3.73	1.72		11.19	2.96

Distributions to shareholders from:
Net investment income	(0.45)		(0.78)	(0.98)		(0.85)	(0.42)		(0.59)	(0.65)

Net asset value at end of period	$94.31		$92.63	$53.10		$66.18	$63.30		$62.00	$51.40

Market price at end of period(b)	$94.33		$92.64	$52.87		$66.19	$63.29

Net Asset Value Total Return(c)	2.32%		76.41%	(18.24)%		5.96%	2.76%		21.82%	6.08%
Market Price Total Return(c)	2.33%		77.20%	(18.60)%		5.99%	2.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$130,150		$113,933	$53,095		$105,893	$104,438		$114,692	$89,944
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.41	%(e)	0.40%	0.40	%(d)	0.41%	0.41%
Net investment income	1.10	%(d)	1.06%	1.42	%(e)	1.19%	1.33	%(d)	1.02%	1.35%
Portfolio turnover rate(f)	14%		33%	32%		30%	9%		26%	101%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights—(continued)

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

	Six Months Ended October 31, 2021		Years Ended April 30,				Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2021	2020		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$81.19		$42.63	$55.83		$54.92	$52.78		$42.47	$41.84

Net investment income(a)	0.47		0.59	0.62		0.59	0.29		0.47	0.32
Net realized and unrealized gain (loss) on investments	2.05		38.62	(12.84)		0.80	2.15		10.27	0.67

Total from investment operations	2.52		39.21	(12.22)		1.39	2.44		10.74	0.99

Distributions to shareholders from:
Net investment income	(0.40)		(0.65)	(0.98)		(0.48)	(0.30)		(0.43)	(0.36)

Net asset value at end of period	$83.31		$81.19	$42.63		$55.83	$54.92		$52.78	$42.47

Market price at end of period(b)	$83.24		$81.20	$42.39		$55.63	$55.02

Net Asset Value Total Return(c)	3.13%		92.69%	(22.17)%		2.55%	4.62%		25.32%	2.39%
Market Price Total Return(c)	3.03%		93.79%	(22.33)%		2.00%	4.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$74,149		$58,458	$21,316		$36,287	$30,208		$31,666	$33,978
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.42	%(e)	0.40%	0.40	%(d)	0.41%	0.41%
Net investment income	1.14	%(d)	0.99%	1.20	%(e)	1.05%	1.10	%(d)	0.96%	0.80%
Portfolio turnover rate(f)	14%		40%	42%		34%	10%		24%	96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500® Equal Weight ETF (RSP)	“S&P 500® Equal Weight ETF”

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	“S&P 500® Equal Weight Communication Services ETF”

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	“S&P 500® Equal Weight Consumer Discretionary ETF”

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)	“S&P 500® Equal Weight Consumer Staples ETF”

Invesco S&P 500® Equal Weight Energy ETF (RYE)	“S&P 500® Equal Weight Energy ETF”

Invesco S&P 500® Equal Weight Financials ETF (RYF)	“S&P 500® Equal Weight Financials ETF”

Invesco S&P 500® Equal Weight Health Care ETF (RYH)	“S&P 500® Equal Weight Health Care ETF”

Invesco S&P 500® Equal Weight Industrials ETF (RGI)	“S&P 500® Equal Weight Industrials ETF”

Invesco S&P 500® Equal Weight Materials ETF (RTM)	“S&P 500® Equal Weight Materials ETF”

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	“S&P 500® Equal Weight Real Estate ETF”

Invesco S&P 500® Equal Weight Technology ETF (RYT)	“S&P 500® Equal Weight Technology ETF”

Invesco S&P 500® Equal Weight Utilities ETF (RYU)	“S&P 500® Equal Weight Utilities ETF”

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	“S&P MidCap 400® Equal Weight ETF”

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)	“S&P SmallCap 600® Equal Weight ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index

S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index

S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index

S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index

S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Index

S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index

S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index

S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index

S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index

S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index

S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index

S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index

S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index

S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in

75

interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest,

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acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, S&P 500® Equal Weight ETF had affiliated securities lending transactions with Invesco and the fees paid to Invesco by the Fund were less than $100.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain

77

an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P 500® Equal Weight Communication Services ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal

78

tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500® Equal Weight ETF	0.20%

S&P 500® Equal Weight Communication Services ETF	0.40%

S&P 500® Equal Weight Consumer Discretionary ETF	0.40%

S&P 500® Equal Weight Consumer Staples ETF	0.40%

S&P 500® Equal Weight Energy ETF	0.40%

S&P 500® Equal Weight Financials ETF	0.40%

S&P 500® Equal Weight Health Care ETF	0.40%

S&P 500® Equal Weight Industrials ETF	0.40%

S&P 500® Equal Weight Materials ETF	0.40%

S&P 500® Equal Weight Real Estate ETF	0.40%

S&P 500® Equal Weight Technology ETF	0.40%

S&P 500® Equal Weight Utilities ETF	0.40%

S&P MidCap 400® Equal Weight ETF	0.40%

S&P SmallCap 600® Equal Weight ETF	0.40%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended October 31, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

S&P 500® Equal Weight ETF	$93

S&P 500® Equal Weight Communication Services ETF	-

S&P 500® Equal Weight Consumer Discretionary ETF	4

S&P 500® Equal Weight Consumer Staples ETF	-

S&P 500® Equal Weight Energy ETF	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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S&P 500® Equal Weight Financials ETF	$-

S&P 500® Equal Weight Health Care ETF	1

S&P 500® Equal Weight Industrials ETF	-

S&P 500® Equal Weight Materials ETF	1

S&P 500® Equal Weight Real Estate ETF	-

S&P 500® Equal Weight Technology ETF	28

S&P 500® Equal Weight Utilities ETF	-

S&P MidCap 400® Equal Weight ETF	-

S&P SmallCap 600® Equal Weight ETF	-

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500® Equal Weight ETF	$78,386

S&P 500® Equal Weight Communication Services ETF	812

S&P 500® Equal Weight Consumer Discretionary ETF	10,717

S&P 500® Equal Weight Consumer Staples ETF	4,160

S&P 500® Equal Weight Energy ETF	11,804

S&P 500® Equal Weight Financials ETF	4,448

S&P 500® Equal Weight Health Care ETF	6,410

S&P 500® Equal Weight Industrials ETF	4,160

S&P 500® Equal Weight Materials ETF	3,833

S&P 500® Equal Weight Real Estate ETF	427

S&P 500® Equal Weight Technology ETF	12,386

S&P 500® Equal Weight Utilities ETF	2,909

S&P MidCap 400® Equal Weight ETF	3,232

S&P SmallCap 600® Equal Weight ETF	2,574

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended October 31, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500® Equal Weight ETF	$7,217,365	$2,398,775	$(106,159)

S&P 500® Equal Weight Consumer Discretionary ETF	-	75,815	13,928

S&P 500® Equal Weight Energy ETF	-	266,070	(283,631)

S&P 500® Equal Weight Health Care ETF	1,666,367	487,672	(9,903)

S&P 500® Equal Weight Technology ETF	7,937,397	-	-

S&P 500® Equal Weight Utilities ETF	-	44,541	3,617

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	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P MidCap 400® Equal Weight ETF	$1,611,448	$1,528,268	$361,440
S&P SmallCap 600® Equal Weight ETF	457,456	133,225	69,334

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021, for each Fund (except for S&P 500® Equal Weight Energy ETF and S&P 500® Equal Weight Utilities ETF). As of October 31, 2021, all of the securities in S&P 500® Equal Weight Energy ETF and S&P 500® Equal Weight Utilities ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P 500® Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$30,555,155,900	$-	$-	$30,555,155,900

Money Market Funds	110,264	1,120,877,143	-	1,120,987,407

Total Investments	$30,555,266,164	$1,120,877,143	$-	$31,676,143,307

S&P 500® Equal Weight Communication Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$41,523,023	$-	$-	$41,523,023

Money Market Funds	1,903	357,300	-	359,203

Total Investments	$41,524,926	$357,300	$-	$41,882,226

S&P 500® Equal Weight Consumer Discretionary ETF

Investments in Securities

Common Stocks & Other Equity Interests	$567,566,842	$-	$-	$567,566,842

Money Market Funds	22,229	39,104,287	-	39,126,516

Total Investments	$567,589,071	$39,104,287	$-	$606,693,358

S&P 500® Equal Weight Consumer Staples ETF

Investments in Securities

Common Stocks & Other Equity Interests	$449,554,934	$-	$-	$449,554,934

Money Market Funds	-	16,786,870	-	16,786,870

Total Investments	$449,554,934	$16,786,870	$-	$466,341,804

S&P 500® Equal Weight Financials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$492,907,849	$-	$-	$492,907,849

Money Market Funds	-	13,848,122	-	13,848,122

Total Investments	$492,907,849	$13,848,122	$-	$506,755,971

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	Level 1	Level 2	Level 3	Total

S&P 500® Equal Weight Health Care ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,001,385,400	$-	$-	$1,001,385,400

Money Market Funds	47,429	7,134,061	-	7,181,490

Total Investments	$1,001,432,829	$7,134,061	$-	$1,008,566,890

S&P 500® Equal Weight Industrials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$444,593,822	$-	$-	$444,593,822

Money Market Funds	121,361	12,206,857	-	12,328,218

Total Investments	$444,715,183	$12,206,857	$-	$456,922,040

S&P 500® Equal Weight Materials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$453,247,449	$-	$-	$453,247,449

Money Market Funds	562	9,186,950	-	9,187,512

Total Investments	$453,248,011	$9,186,950	$-	$462,434,961

S&P 500® Equal Weight Real Estate ETF

Investments in Securities

Common Stocks & Other Equity Interests	$108,878,379	$-	$-	$108,878,379

Money Market Funds	95,476	2,756,773	-	2,852,249

Total Investments	$108,973,855	$2,756,773	$-	$111,730,628

S&P 500® Equal Weight Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,860,928,870	$-	$-	$2,860,928,870

Money Market Funds	1,023,406	31,152,744	-	32,176,150

Total Investments	$2,861,952,276	$31,152,744	$-	$2,893,105,020

S&P MidCap 400® Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$130,084,091	$-	$-	$130,084,091

Money Market Funds	60,472	12,674,821	-	12,735,293

Total Investments	$130,144,563	$12,674,821	$-	$142,819,384

S&P SmallCap 600® Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$74,060,045	$-	$-	$74,060,045

Money Market Funds	84,232	9,262,265	-	9,346,497

Total Investments	$74,144,277	$9,262,265	$-	$83,406,542

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration

	Short-Term	Long-Term	Total*

S&P 500® Equal Weight ETF	$255,272,564	$1,842,443,742	$2,097,716,306

S&P 500® Equal Weight Communication Services ETF	715,380	249,521	964,901

S&P 500® Equal Weight Consumer Discretionary ETF	2,311,530	28,478,742	30,790,272

S&P 500® Equal Weight Consumer Staples ETF	12,514,656	58,276,971	70,791,627

82

	No expiration

	Short-Term	Long-Term	Total*

S&P 500® Equal Weight Energy ETF	$27,511,713	$132,415,615	$159,927,328

S&P 500® Equal Weight Financials ETF	5,088,486	24,907,099	29,995,585

S&P 500® Equal Weight Health Care ETF	6,600,028	68,983,217	75,583,245

S&P 500® Equal Weight Industrials ETF	6,522,353	23,249,530	29,771,883

S&P 500® Equal Weight Materials ETF	2,292,642	19,319,330	21,611,972

S&P 500® Equal Weight Real Estate ETF	618,983	1,625,642	2,244,625

S&P 500® Equal Weight Technology ETF	31,136,375	102,859,336	133,995,711

S&P 500® Equal Weight Utilities ETF	11,418,300	16,887,968	28,306,268

S&P MidCap 400® Equal Weight ETF	9,506,430	18,326,431	27,832,861

S&P SmallCap 600® Equal Weight ETF	8,567,186	12,167,081	20,734,267

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

S&P 500® Equal Weight ETF	$2,151,837,691	$2,108,601,540

S&P 500® Equal Weight Communication Services ETF	4,107,025	4,090,160

S&P 500® Equal Weight Consumer Discretionary ETF	75,689,954	75,541,560

S&P 500® Equal Weight Consumer Staples ETF	31,616,848	31,340,119

S&P 500® Equal Weight Energy ETF	94,471,530	60,721,294

S&P 500® Equal Weight Financials ETF	28,019,181	27,217,212

S&P 500® Equal Weight Health Care ETF	116,612,717	115,876,676

S&P 500® Equal Weight Industrials ETF	34,135,254	34,368,156

S&P 500® Equal Weight Materials ETF	30,776,854	30,902,649

S&P 500® Equal Weight Real Estate ETF	4,506,376	4,516,205

S&P 500® Equal Weight Technology ETF	246,040,369	246,620,613

S&P 500® Equal Weight Utilities ETF	14,218,342	14,374,420

S&P MidCap 400® Equal Weight ETF	18,827,211	18,327,629

S&P SmallCap 600® Equal Weight ETF	10,029,726	9,318,588

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

S&P 500® Equal Weight ETF	$6,875,059,629	$4,705,136,894

S&P 500® Equal Weight Communication Services ETF	17,365,847	17,726,586

S&P 500® Equal Weight Consumer Discretionary ETF	296,696,628	712,641,032

S&P 500® Equal Weight Consumer Staples ETF	16,068,230	27,045,504

S&P 500® Equal Weight Energy ETF	97,500,746	53,544,913

S&P 500® Equal Weight Financials ETF	155,831,823	74,817,767

S&P 500® Equal Weight Health Care ETF	222,779,870	115,331,371

S&P 500® Equal Weight Industrials ETF	91,017,174	226,707,812

S&P 500® Equal Weight Materials ETF	142,151,808	308,870,986

S&P 500® Equal Weight Real Estate ETF	68,235,583	12,052,192

S&P 500® Equal Weight Technology ETF	396,704,601	376,109,144

S&P 500® Equal Weight Utilities ETF	50,728,937	4,342,310

S&P MidCap 400® Equal Weight ETF	40,474,666	26,709,521

S&P SmallCap 600® Equal Weight ETF	26,376,453	12,902,834

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

83

At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

S&P 500® Equal Weight ETF	$5,441,690,972	$(458,085,350)	$4,983,605,622	$26,692,537,685

S&P 500® Equal Weight Communication Services ETF	2,737,355	(3,063,123)	(325,768)	42,207,994

S&P 500® Equal Weight Consumer Discretionary ETF	43,922,099	(31,217,605)	12,704,494	593,988,864

S&P 500® Equal Weight Consumer Staples ETF	58,266,434	(18,151,817)	40,114,617	426,227,187

S&P 500® Equal Weight Energy ETF	32,759,281	(3,888,145)	28,871,136	238,177,593

S&P 500® Equal Weight Financials ETF	76,335,510	(3,777,787)	72,557,723	434,198,248

S&P 500® Equal Weight Health Care ETF	245,011,455	(16,244,993)	228,766,462	779,800,428

S&P 500® Equal Weight Industrials ETF	62,749,486	(6,322,303)	56,427,183	400,494,857

S&P 500® Equal Weight Materials ETF	46,937,377	(10,935,667)	36,001,710	426,433,251

S&P 500® Equal Weight Real Estate ETF	9,458,273	(1,858,446)	7,599,827	104,130,801

S&P 500® Equal Weight Technology ETF	831,401,444	(39,575,167)	791,826,277	2,101,278,743

S&P 500® Equal Weight Utilities ETF	20,673,151	(6,944,987)	13,728,164	237,150,698

S&P MidCap 400® Equal Weight ETF	22,606,049	(2,646,756)	19,959,293	122,860,091

S&P SmallCap 600® Equal Weight ETF	9,139,576	(3,217,660)	5,921,916	77,484,626

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Subsequent Event

On December 14, 2021, the Board of Trustees approved changes to Invesco S&P 500® Equal Weight Energy ETF’s underlying index, investment objective and principal investment strategy. The Fund’s underlying index will change to S&P 500® Equal Weight Energy Plus Index (the “New Underlying Index”), the investment objective will change to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy will change to generally invest at least 90% of its total assets in the securities that comprise the New Underlying Index. Theses changes will be effective as of the close of markets on March 18, 2022.

84

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® Equal Weight ETF (RSP)

Actual	$1,000.00	$1,071.50	0.20%	$1.04

Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

Actual	1,000.00	980.10	0.40	2.00

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

Actual	1,000.00	1,030.50	0.40	2.05

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

Actual	1,000.00	975.40	0.40	1.99

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Energy ETF (RYE)

Actual	1,000.00	1,236.10	0.40	2.25

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

85

Calculating your ongoing Fund expenses—(continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

Actual	$1,000.00	$1,103.60	0.40%	$2.12

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

Actual	1,000.00	1,101.10	0.40	2.12

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

Actual	1,000.00	1,052.20	0.40	2.07

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Materials ETF (RTM)

Actual	1,000.00	1,035.10	0.40	2.05

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

Actual	1,000.00	1,125.40	0.40	2.14

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Technology ETF (RYT)

Actual	1,000.00	1,102.00	0.40	2.12

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

Actual	1,000.00	997.70	0.40	2.01

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

Actual	1,000.00	1,023.20	0.40	2.04

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

Actual	1,000.00	1,031.30	0.40	2.05

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

86

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2021

RPG  Invesco S&P 500® Pure Growth ETF

RPV  Invesco S&P 500® Pure Value ETF

XLG  Invesco S&P 500® Top 50 ETF

RFG  Invesco S&P Midcap 400® Pure Growth ETF

RFV  Invesco S&P Midcap 400® Pure Value ETF

RZG  Invesco S&P SmallCap 600® Pure Growth ETF

RZV  Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-7.12%
Alphabet, Inc., Class A(b)	9,769	$28,925,227
Alphabet, Inc., Class C(b)	9,409	27,901,543
Charter Communications, Inc., Class A(b)(c)	42,538	28,708,471
Meta Platforms, Inc., Class A(b)	133,336	43,143,529
Netflix, Inc.(b)	87,760	60,581,606
Take-Two Interactive Software, Inc.(b)	193,683	35,056,623
Twitter, Inc.(b)	456,327	24,431,748

		248,748,747

Consumer Discretionary-14.83%
Amazon.com, Inc.(b)	16,151	54,468,117
Chipotle Mexican Grill, Inc.(b)	22,060	39,245,402
Dollar General Corp.	149,172	33,044,581
Domino’s Pizza, Inc.	93,578	45,756,835
eBay, Inc.	612,195	46,967,600
Etsy, Inc.(b)(c)	354,304	88,820,470
Pool Corp.	101,923	52,506,653
Tesla, Inc.(b)	92,142	102,646,188
Tractor Supply Co.	252,382	54,809,799

		518,265,645

Consumer Staples-0.73%
Monster Beverage Corp.(b)	301,984	25,668,640

Financials-6.38%
Brown & Brown, Inc.	466,021	29,410,585
MarketAxess Holdings, Inc.	57,353	23,438,450
MSCI, Inc.	80,391	53,450,368
S&P Global, Inc.(c)	58,847	27,902,894
SVB Financial Group(b)	123,824	88,831,338

		223,033,635

Health Care-20.86%
ABIOMED, Inc.(b)	115,505	38,352,280
Align Technology, Inc.(b)	102,606	64,064,108
Bio-Rad Laboratories, Inc., Class A(b)	66,729	53,028,202
Bio-Techne Corp.	61,107	31,998,680
Catalent, Inc.(b)(c)	356,304	49,120,069
Charles River Laboratories International, Inc.(b)	123,448	55,388,649
DaVita, Inc.(b)	379,638	39,193,827
DexCom, Inc.(b)	113,517	70,744,930
IDEXX Laboratories, Inc.(b)	88,326	58,837,482
Mettler-Toledo International, Inc.(b)	20,590	30,491,319
PerkinElmer, Inc.	198,514	35,115,141
Regeneron Pharmaceuticals, Inc.(b)	75,456	48,287,313
ResMed, Inc.	117,501	30,892,188
Thermo Fisher Scientific, Inc.	62,997	39,881,511
Vertex Pharmaceuticals, Inc.(b)	124,288	22,984,580
West Pharmaceutical Services, Inc.	140,848	60,547,738

		728,928,017

Industrials-7.50%
Copart, Inc.(b)	207,890	32,283,238
Generac Holdings, Inc.(b)	156,570	78,059,539
Old Dominion Freight Line, Inc.	133,513	45,574,662
Rollins, Inc.	732,175	25,794,525

	Shares	Value
Industrials-(continued)
United Rentals, Inc.(b)	153,425	$58,164,952
Verisk Analytics, Inc.	105,647	22,214,395

		262,091,311

Information Technology-40.22%
Adobe, Inc.(b)	88,365	57,469,061
Advanced Micro Devices, Inc.(b)	481,109	57,843,735
ANSYS, Inc.(b)	71,060	26,972,955
Apple, Inc.	326,215	48,867,007
Applied Materials, Inc.	277,949	37,981,731
Arista Networks, Inc.(b)	87,722	35,938,826
Autodesk, Inc.(b)	155,601	49,420,434
Cadence Design Systems, Inc.(b)	275,252	47,648,874
Enphase Energy, Inc.(b)(c)	310,480	71,916,482
Fortinet, Inc.(b)	243,915	82,038,371
Intuit, Inc.	70,162	43,920,710
KLA Corp.	148,684	55,423,448
Lam Research Corp.	71,828	40,480,106
Microsoft Corp.	142,940	47,401,763
Monolithic Power Systems, Inc.(c)	167,764	88,153,271
NVIDIA Corp.	386,986	98,940,711
Paycom Software, Inc.(b)	96,589	52,916,284
PayPal Holdings, Inc.(b)	261,727	60,875,083
PTC, Inc.(b)	170,433	21,704,642
Qorvo, Inc.(b)	166,085	27,940,479
QUALCOMM, Inc.	240,340	31,974,833
salesforce.com, inc.(b)	170,714	51,161,279
ServiceNow, Inc.(b)	103,222	72,024,183
Synopsys, Inc.(b)	131,741	43,893,466
Teradyne, Inc.(c)	449,270	62,107,085
Trimble, Inc.(b)	393,518	34,381,668
Tyler Technologies, Inc.(b)	49,290	26,775,314
Xilinx, Inc.	163,490	29,428,200

		1,405,600,001

Materials-2.38%
Albemarle Corp.	235,147	58,897,269
FMC Corp.(c)	267,681	24,361,648

		83,258,917

Total Common Stocks & Other Equity Interests (Cost $2,354,575,636)		3,495,594,913

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $163,984)	163,984	163,984

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,354,739,620)		3,495,758,897

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.79%
Invesco Private Government Fund, 0.02%(d)(e)(f)	18,720,306	18,720,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	43,663,248	$43,680,713

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,401,019)		62,401,019

TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $2,417,140,639)		3,558,159,916
OTHER ASSETS LESS LIABILITIES-(1.81)%		(63,373,855)

NET ASSETS-100.00%		$3,494,786,061

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$837,629	$2,890,342	$(3,563,987)	$-	$-	$163,984	$36
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,879,734	265,589,890	(251,749,318)	-	-	18,720,306	1,319	*
Invesco Private Prime Fund	7,319,602	453,652,961	(417,291,849)	(1)	-	43,680,713	18,030	*

Total	$13,036,965	$722,133,193	$(672,605,154)	$(1)	$-	$62,565,003	$19,385

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Growth ETF (RPG)–(continued)

October 31, 2021

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Information Technology	40.22

Health Care	20.86

Consumer Discretionary	14.83

Industrials	7.50

Communication Services	7.12

Financials	6.38

Sector Types Each Less Than 3%	3.11

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-5.42%
AT&T, Inc.	618,232	$15,616,540
Discovery, Inc., Class A(b)(c)	179,648	4,210,949
Discovery, Inc., Class C(b)	346,671	7,820,898
DISH Network Corp., Class A(b)(c)	421,915	17,328,049
Fox Corp., Class A(c)	327,839	13,028,322
Fox Corp., Class B	151,162	5,586,948
Interpublic Group of Cos., Inc. (The)(c)	347,865	12,721,423
Lumen Technologies, Inc.(c)	4,160,338	49,341,609
News Corp., Class A	349,865	8,011,908
News Corp., Class B	108,785	2,454,190
ViacomCBS, Inc., Class B	545,575	19,760,726

		155,881,562

Consumer Discretionary-9.75%
Advance Auto Parts, Inc.	56,551	12,753,381
BorgWarner, Inc.	342,922	15,455,494
CarMax, Inc.(b)(c)	105,014	14,378,517
Ford Motor Co.(b)	4,148,071	70,849,053
Gap, Inc. (The)	352,804	8,005,123
General Motors Co.(b)	639,291	34,796,609
Hanesbrands, Inc.	841,989	14,347,493
Lennar Corp., Class A	270,272	27,008,281
LKQ Corp.(b)	378,960	20,873,117
Mohawk Industries, Inc.(b)	175,924	31,175,492
PVH Corp.(b)	121,346	13,266,758
Whirlpool Corp.(c)	83,661	17,638,249

		280,547,567

Consumer Staples-7.89%
Archer-Daniels-Midland Co.	675,115	43,369,388
JM Smucker Co. (The)	99,741	12,254,179
Kraft Heinz Co. (The)	653,819	23,465,564
Kroger Co. (The)	1,005,557	40,242,391
Molson Coors Beverage Co., Class B(c)	661,871	29,181,892
Tyson Foods, Inc., Class A	414,235	33,126,373
Walgreens Boots Alliance, Inc.	792,002	37,239,934
Walmart, Inc.	54,906	8,204,055

		227,083,776

Energy-8.19%
Chevron Corp.	100,672	11,525,937
EOG Resources, Inc.	144,755	13,384,047
Exxon Mobil Corp.	659,777	42,535,823
Kinder Morgan, Inc.	926,698	15,522,192
Marathon Oil Corp.	1,752,510	28,600,963
Marathon Petroleum Corp.	409,231	26,980,600
Phillips 66	433,991	32,453,847
Pioneer Natural Resources Co.	75,531	14,122,787
Valero Energy Corp.	653,409	50,528,118

		235,654,314

Financials-44.27%
Aflac, Inc.	534,834	28,704,541
Allstate Corp. (The)	255,266	31,568,746
American International Group, Inc.	629,261	37,183,032
Assurant, Inc.	177,759	28,674,304
Bank of America Corp.	604,029	28,860,506
Bank of New York Mellon Corp. (The)	591,646	35,025,443

	Shares	Value
Financials-(continued)
Berkshire Hathaway, Inc., Class B(b)	231,918	$66,562,785
Capital One Financial Corp.	239,550	36,179,236
Chubb Ltd.	92,401	18,053,307
Cincinnati Financial Corp.	185,356	22,509,633
Citigroup, Inc.	460,077	31,818,925
Citizens Financial Group, Inc.	684,212	32,417,965
Comerica, Inc.	386,624	32,897,836
Everest Re Group Ltd.	115,993	30,332,170
Fifth Third Bancorp	798,934	34,777,597
Franklin Resources, Inc.	758,433	23,883,055
Globe Life, Inc.	162,924	14,503,494
Goldman Sachs Group, Inc. (The)	79,463	32,846,031
Hartford Financial Services Group, Inc. (The)	694,503	50,650,104
Huntington Bancshares, Inc.	1,037,501	16,330,266
Invesco Ltd.(d)	1,710,922	43,474,528
JPMorgan Chase & Co.	68,701	11,671,613
KeyCorp	1,197,831	27,873,527
Lincoln National Corp.(c)	856,321	61,783,560
Loews Corp.	569,014	31,904,615
M&T Bank Corp.	142,837	21,014,179
MetLife, Inc.	849,049	53,320,277
Morgan Stanley	243,911	25,069,173
People’s United Financial, Inc.	1,913,356	32,794,922
PNC Financial Services Group, Inc. (The)	82,201	17,346,877
Principal Financial Group, Inc.	629,789	42,252,544
Prudential Financial, Inc.	515,118	56,688,736
Raymond James Financial, Inc.	168,303	16,592,993
Regions Financial Corp.	1,196,146	28,324,737
State Street Corp.	251,583	24,793,505
Synchrony Financial	267,947	12,446,138
Travelers Cos., Inc. (The)	160,351	25,797,269
Truist Financial Corp.	347,702	22,068,646
U.S. Bancorp	217,453	13,127,638
Wells Fargo & Co.	806,766	41,274,149
Zions Bancorporation N.A	480,717	30,280,364

		1,273,678,966

Health Care-8.98%
AmerisourceBergen Corp.	91,411	11,153,970
Anthem, Inc.	56,902	24,759,767
Cardinal Health, Inc.	401,696	19,205,086
Centene Corp.(b)	598,555	42,641,058
Cigna Corp.	138,945	29,680,041
CVS Health Corp.	552,624	49,338,271
Henry Schein, Inc.(b)	142,432	10,874,683
McKesson Corp.	145,679	30,283,751
Universal Health Services, Inc., Class B	114,081	14,157,452
Viatris, Inc.	1,975,510	26,373,059

		258,467,138

Industrials-3.59%
General Dynamics Corp.	56,600	11,475,650
General Electric Co.	90,072	9,445,851
Howmet Aerospace, Inc.	481,955	14,309,244
Huntington Ingalls Industries, Inc.	82,309	16,686,503
Raytheon Technologies Corp.	168,619	14,983,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Textron, Inc.	308,792	$22,804,289
Wabtec Corp.	150,320	13,638,534

		103,343,555

Information Technology-3.66%
DXC Technology Co.(b)	345,677	11,258,700
Hewlett Packard Enterprise Co.	2,914,080	42,691,272
HP, Inc.	596,032	18,077,650
Juniper Networks, Inc.	515,078	15,205,103
Western Digital Corp.(b)	346,774	18,132,812

		105,365,537

Materials-3.98%
Corteva, Inc.	330,108	14,244,160
International Paper Co.	179,281	8,904,887
Mosaic Co. (The)	700,419	29,116,418
Nucor Corp.(c)	311,625	34,792,931
WestRock Co.	572,038	27,515,028

		114,573,424

Real Estate-1.29%
CBRE Group, Inc., Class A(b)	162,340	16,896,347
Kimco Realty Corp.(c)	891,439	20,146,522

		37,042,869

Utilities-2.86%
Consolidated Edison, Inc.	157,880	11,904,152
Edison International	124,211	7,816,598
Evergy, Inc.	176,809	11,271,574
Exelon Corp.	458,303	24,377,137
FirstEnergy Corp.	292,046	11,252,532
Pinnacle West Capital Corp.	111,274	7,176,060
PPL Corp.	297,895	8,579,376

		82,377,429

Total Common Stocks & Other Equity Interests (Cost $2,731,516,748)		2,874,016,137

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,281,746)	1,281,746	$1,281,746

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $2,732,798,494)		2,875,297,883

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.89%
Invesco Private Government Fund, 0.02%(d)(e)(f)	33,396,570	33,396,570
Invesco Private Prime Fund, 0.11%(d)(e)(f)	78,627,614	78,659,066

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $112,055,635)		112,055,636

TOTAL INVESTMENTS IN SECURITIES-103.82% (Cost $2,844,854,129)		2,987,353,519
OTHER ASSETS LESS LIABILITIES-(3.82)%		(109,980,240)

NET ASSETS-100.00%		$2,877,373,279

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income
Invesco Ltd.	$35,552,358	$24,095,101	$(12,648,549)	$(7,663,135)	$4,138,753	$43,474,528	$505,860
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	40,260,291	(38,978,545)	-	-	1,281,746	291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2021

(Unaudited)

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,852,653	$135,697,602	$(114,153,685)	$-	$-	$33,396,570	$1,318	*
Invesco Private Prime Fund	17,778,980	279,827,485	(218,947,400)	1	-	78,659,066	18,760	*

Total	$65,183,991	$479,880,479	$(384,728,179)	$(7,663,134)	$4,138,753	$156,811,910	$526,229

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	44.27

Consumer Discretionary	9.75

Health Care	8.98

Energy	8.19

Consumer Staples	7.89

Communication Services	5.42

Materials	3.98

Information Technology	3.66

Industrials	3.59

Sector Types Each Less Than 3%	4.15

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-17.50%
Alphabet, Inc., Class A(b)	32,152	$95,199,500
Alphabet, Inc., Class C(b)	30,090	89,229,187
AT&T, Inc.	762,070	19,249,888
Comcast Corp., Class A	488,866	25,142,378
Meta Platforms, Inc., Class A(b)	254,581	82,374,774
Netflix, Inc.(b)	47,241	32,610,935
Verizon Communications, Inc.(c)	441,880	23,415,221
Walt Disney Co. (The)(b)	193,945	32,790,281

		400,012,164

Consumer Discretionary-14.78%
Amazon.com, Inc.(b)	46,527	156,909,051
Home Depot, Inc. (The)	113,481	42,185,427
McDonald’s Corp.	79,711	19,573,036
NIKE, Inc., Class B	136,411	22,820,196
Tesla, Inc.(b)	86,645	96,522,530

		338,010,240

Consumer Staples-6.39%
Coca-Cola Co. (The)	414,651	23,373,877
Costco Wholesale Corp.	47,185	23,193,315
PepsiCo, Inc.	147,512	23,837,939
Philip Morris International, Inc.	166,347	15,726,446
Procter & Gamble Co. (The)	259,086	37,046,707
Walmart, Inc.	152,527	22,790,584

		145,968,868

Energy-2.31%
Chevron Corp.	206,406	23,631,423
Exxon Mobil Corp.	451,857	29,131,221

		52,762,644

Financials-8.14%
Bank of America Corp.	790,364	37,763,592
Berkshire Hathaway, Inc., Class B(b)	197,967	56,818,509
Citigroup, Inc.	216,323	14,960,899
JPMorgan Chase & Co.	319,143	54,219,204
Wells Fargo & Co.	438,288	22,422,814

		186,185,018

Health Care-11.69%
Abbott Laboratories	189,220	24,388,566
AbbVie, Inc.	188,618	21,628,826
Bristol-Myers Squibb Co.	237,175	13,851,020
Eli Lilly and Co.	84,737	21,587,598
Johnson & Johnson	281,185	45,799,413
Medtronic PLC	143,436	17,192,239
Merck & Co., Inc.	270,178	23,789,173
Pfizer, Inc.	598,414	26,174,628
Thermo Fisher Scientific, Inc.	41,994	26,585,141
UnitedHealth Group, Inc.	100,708	46,373,013

		267,369,617

	Shares	Value
Industrials-0.74%
Union Pacific Corp.	69,605	$16,802,647

Information Technology-38.38%
Accenture PLC, Class A	67,685	24,284,700
Adobe, Inc.(b)	50,843	33,066,253
Apple, Inc.	1,677,551	251,297,140
Broadcom, Inc.	43,784	23,278,639
Cisco Systems, Inc.(c)	449,792	25,174,858
Intel Corp.	433,007	21,217,343
Mastercard, Inc., Class A	92,978	31,195,979
Microsoft Corp.	802,779	266,217,572
NVIDIA Corp.	266,140	68,044,014
Oracle Corp.	175,821	16,868,267
PayPal Holdings, Inc.(b)	125,414	29,170,042
salesforce.com, inc.(b)	103,694	31,076,055
Texas Instruments, Inc.	98,537	18,473,717
Visa, Inc., Class A(c)	180,122	38,144,436

		877,509,015

Total Common Stocks & Other Equity Interests (Cost $1,399,739,613)		2,284,620,213

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $11,309)	11,309	11,309

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,399,750,922)		2,284,631,522

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.38%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,520,863	2,520,863
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,135,933	6,138,388

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,659,251)		8,659,251

TOTAL INVESTMENTS IN SECURITIES-100.31% (Cost $1,408,410,173)		2,293,290,773
OTHER ASSETS LESS LIABILITIES-(0.31)%		(7,008,194)

NET ASSETS-100.00%		$2,286,282,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Top 50 ETF (XLG)–(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,501,025	$(12,489,716)	$-	$-	$11,309	$95
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	16,282,894	(13,762,031)	-	-	2,520,863	99	*
Invesco Private Prime Fund	-	36,694,772	(30,556,384)	-	-	6,138,388	1,240	*

Total	$-	$65,478,691	$(56,808,131)	$-	$-	$8,670,560	$1,434

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Information Technology	38.38

Communication Services	17.50

Consumer Discretionary	14.78

Health Care	11.69

Financials	8.14

Consumer Staples	6.39

Sector Types Each Less Than 3%	3.05

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P Midcap 400® Pure Growth ETF (RFG)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-0.98%
Cable One, Inc.	1,483	$2,537,725
New York Times Co. (The), Class A	28,014	1,529,284

		4,067,009

Consumer Discretionary-23.53%
Churchill Downs, Inc.	24,178	5,560,940
Crocs, Inc.(b)	56,049	9,049,111
Deckers Outdoor Corp.(b)	14,530	5,743,854
Five Below, Inc.(b)	20,959	4,135,211
Fox Factory Holding Corp.(b)	44,693	7,193,338
Helen of Troy Ltd.(b)(c)	15,974	3,593,351
Jack in the Box, Inc.	15,704	1,553,911
Lithia Motors, Inc., Class A	19,451	6,209,148
Mattel, Inc.(b)	100,847	2,199,473
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	58,550	3,961,493
RH(b)(c)	16,242	10,713,711
Tempur Sealy International, Inc.	80,270	3,569,607
Texas Roadhouse, Inc.	21,299	1,891,564
TopBuild Corp.(b)(c)	32,800	8,428,616
Williams-Sonoma, Inc.	40,022	7,433,286
Wingstop, Inc.(c)	46,428	8,007,437
YETI Holdings, Inc.(b)	84,739	8,332,386

		97,576,437

Consumer Staples-2.57%
Boston Beer Co., Inc. (The), Class A(b)(c)	7,892	3,886,652
Darling Ingredients, Inc.(b)	80,365	6,792,450

		10,679,102

Energy-1.89%
Antero Midstream Corp.	495,976	5,277,185
CNX Resources Corp.(b)(c)	176,107	2,572,923

		7,850,108

Financials-7.55%
Brighthouse Financial, Inc.(b)	186,392	9,362,470
FactSet Research Systems, Inc.	6,028	2,675,769
Interactive Brokers Group, Inc., Class A	34,043	2,411,947
Kinsale Capital Group, Inc.	34,110	6,383,687
Primerica, Inc.	17,605	2,961,865
SLM Corp.	409,150	7,507,902

		31,303,640

Health Care-21.41%
Amedisys, Inc.(b)	15,694	2,657,622
Arrowhead Pharmaceuticals, Inc.(b)	36,632	2,337,854
Chemed Corp.	3,653	1,761,659
Emergent BioSolutions, Inc.(b)	68,485	3,264,680
Exelixis, Inc.(b)	206,379	4,439,212
Halozyme Therapeutics, Inc.(b)	119,643	4,554,809
HealthEquity, Inc.(b)	57,077	3,777,356
Jazz Pharmaceuticals PLC(b)	12,669	1,685,484
LHC Group, Inc.(b)	12,788	1,721,137
Masimo Corp.(b)	14,990	4,250,265
Medpace Holdings, Inc.(b)	46,511	10,537,067
Neurocrine Biosciences, Inc.(b)	29,014	3,058,366
Penumbra, Inc.(b)(c)	17,594	4,865,621
Quidel Corp.(b)(c)	41,433	5,501,059
R1 RCM, Inc.(b)	282,669	6,133,917

	Shares	Value
Health Care-(continued)
Repligen Corp.(b)	40,909	$11,884,064
STAAR Surgical Co.(b)	81,655	9,672,851
Syneos Health, Inc.(b)	71,617	6,684,731

		88,787,754

Industrials-15.55%
ASGN, Inc.(b)	39,516	4,728,484
Axon Enterprise, Inc.(b)	47,380	8,526,505
FTI Consulting, Inc.(b)(c)	22,754	3,274,756
Graco, Inc.	29,931	2,250,212
Insperity, Inc.	28,764	3,595,500
Knight-Swift Transportation Holdings, Inc.	98,847	5,603,636
Lincoln Electric Holdings, Inc.	13,636	1,941,766
Mercury Systems, Inc.(b)	29,829	1,537,387
Saia, Inc.(b)	25,225	7,886,344
Simpson Manufacturing Co., Inc.	28,340	3,006,591
Sunrun, Inc.(b)	102,904	5,935,503
Tetra Tech, Inc.	19,880	3,492,121
Timken Co. (The)	40,147	2,848,430
Toro Co. (The)	21,251	2,028,833
Trex Co., Inc.(b)	73,472	7,817,421

		64,473,489

Information Technology-24.06%
Brooks Automation, Inc.	87,987	10,246,086
Cerence, Inc.(b)(c)	50,832	5,343,968
CMC Materials, Inc.	27,079	3,476,131
Cognex Corp.	26,277	2,301,602
Digital Turbine, Inc.(b)(c)	161,616	13,908,673
Fair Isaac Corp.(b)	6,697	2,666,745
First Solar, Inc.(b)	50,874	6,084,022
II-VI Incorporated(b)(c)	98,845	5,981,111
Lattice Semiconductor Corp.(b)(c)	66,070	4,587,901
Lumentum Holdings, Inc.(b)	31,937	2,637,358
Mimecast Ltd.(b)	54,679	4,124,984
MKS Instruments, Inc.	11,385	1,708,319
Paylocity Holding Corp.(b)	31,737	9,684,228
Qualys, Inc.(b)(c)	29,239	3,639,671
SailPoint Technologies Holding, Inc.(b)	91,578	4,393,912
SolarEdge Technologies, Inc.(b)	27,142	9,626,725
SunPower Corp.(b)(c)	233,655	7,864,827
Universal Display Corp.	8,136	1,490,515

		99,766,778

Materials-2.38%
Cleveland-Cliffs, Inc.(b)(c)	185,493	4,472,236
Scotts Miracle-Gro Co. (The)	36,258	5,382,863

		9,855,099

Total Common Stocks & Other Equity Interests (Cost $308,558,651)		414,359,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P Midcap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $275,111)	275,111	$275,111

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $308,833,762)		414,634,527

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.49%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,517,469	20,517,469

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	47,854,952	$47,874,094

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,391,563)		68,391,563

TOTAL INVESTMENTS IN SECURITIES-116.48% (Cost $377,225,325)		483,026,090
OTHER ASSETS LESS LIABILITIES-(16.48)%		(68,344,670)

NET ASSETS-100.00%		$414,681,420

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,757	$14,563,856	$(14,330,502)	$-	$-	$275,111	$51

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,986,402	93,218,672	(94,687,605)	-	-	20,517,469	1,478	*
Invesco Private Prime Fund	32,979,603	147,562,640	(132,668,149)	-	-	47,874,094	21,326	*

Total	$55,007,762	$255,345,168	$(241,686,256)	$-	$-	$68,666,674	$22,855

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P Midcap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2021

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Information Technology	24.06

Consumer Discretionary	23.53

Health Care	21.41

Industrials	15.55

Financials	7.55

Sector Types Each Less Than 3%	7.82

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P Midcap 400® Pure Value ETF (RFV)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.82%
Telephone & Data Systems, Inc.	146,551	$2,746,366

Consumer Discretionary-18.74%
Adient PLC(b)	20,391	848,673
AutoNation, Inc.(b)	28,249	3,421,519
Dana, Inc.	91,497	2,030,318
Dick’s Sporting Goods, Inc.(c)	21,827	2,711,132
Foot Locker, Inc.	36,638	1,746,533
Goodyear Tire & Rubber Co. (The)(b)	76,511	1,462,890
Graham Holdings Co., Class B	4,223	2,474,045
KB Home	40,690	1,633,703
Kohl’s Corp.(c)	50,227	2,437,516
Lear Corp.	6,636	1,140,397
Murphy USA, Inc.	11,077	1,804,997
Taylor Morrison Home Corp., Class A(b)	82,179	2,508,925
Thor Industries, Inc.(c)	9,560	974,738
Tri Pointe Homes, Inc.(b)	98,356	2,379,232
Urban Outfitters, Inc.(b)(c)	22,664	723,662

		28,298,280

Consumer Staples-5.26%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	27,345	1,598,042
Ingredion, Inc.	8,662	824,882
Performance Food Group Co.(b)	35,336	1,598,247
Pilgrim’s Pride Corp.(b)	80,723	2,273,160
Sprouts Farmers Market, Inc.(b)(c)	74,520	1,649,873

		7,944,204

Energy-2.27%
HollyFrontier Corp.	101,254	3,422,385

Financials-36.74%
Alleghany Corp.(b)	1,939	1,263,026
American Financial Group, Inc.	9,238	1,256,737
Associated Banc-Corp.	82,392	1,835,694
Bank OZK	30,331	1,354,886
Cadence Bank	30,915	897,153
Cathay General Bancorp	28,145	1,187,438
CIT Group, Inc.	13,841	685,545
CNO Financial Group, Inc.	81,863	1,976,173
East West Bancorp, Inc.	11,311	898,998
F.N.B. Corp.	133,379	1,553,865
First American Financial Corp.	26,367	1,928,482
First Horizon Corp.	78,937	1,339,561
Fulton Financial Corp.	86,179	1,387,482
Hancock Whitney Corp.	27,277	1,349,666
Hanover Insurance Group, Inc. (The)	8,773	1,105,398
International Bancshares Corp.	23,009	975,582
Janus Henderson Group PLC	15,837	736,420
Jefferies Financial Group, Inc.	71,385	3,069,555
Kemper Corp.	15,097	958,358
Mercury General Corp.	30,283	1,650,121
MGIC Investment Corp.	79,316	1,281,747
Navient Corp.	165,650	3,263,305
New York Community Bancorp, Inc.	112,491	1,398,263
Old Republic International Corp.	85,815	2,216,601
Pinnacle Financial Partners, Inc.	14,654	1,415,137
Prosperity Bancshares, Inc.	11,706	881,579
Reinsurance Group of America, Inc.	19,752	2,332,316

	Shares	Value
Financials-(continued)
Selective Insurance Group, Inc.	8,401	$658,386
Sterling Bancorp	66,492	1,692,221
Synovus Financial Corp.	24,040	1,120,024
Texas Capital Bancshares, Inc.(b)	9,158	554,975
UMB Financial Corp.	8,013	791,845
United Bankshares, Inc.	29,879	1,105,224
Unum Group	154,025	3,923,017
Valley National Bancorp	109,238	1,448,496
Washington Federal, Inc.	39,945	1,412,455
Webster Financial Corp.	15,438	863,910
Wintrust Financial Corp.	19,271	1,705,483

		55,475,124

Health Care-1.96%
Perrigo Co. PLC(c)	30,185	1,362,853
Tenet Healthcare Corp.(b)	22,411	1,605,972

		2,968,825

Industrials-9.97%
AECOM(b)	14,656	1,002,031
Colfax Corp.(b)	14,066	726,087
Dycom Industries, Inc.(b)(c)	10,426	828,033
EMCOR Group, Inc.	10,781	1,309,784
GATX Corp.(c)	5,523	523,857
KAR Auction Services, Inc.(b)(c)	32,630	478,682
KBR, Inc.	19,128	811,792
Kirby Corp.(b)	10,985	575,724
ManpowerGroup, Inc.	17,383	1,680,067
MasTec, Inc.(b)	13,793	1,229,370
Oshkosh Corp.	8,705	931,435
Ryder System, Inc.	24,952	2,119,672
Trinity Industries, Inc.	22,091	619,652
Univar Solutions, Inc.(b)	86,692	2,217,581

		15,053,767

Information Technology-10.83%
Alliance Data Systems Corp.	9,920	845,680
Arrow Electronics, Inc.(b)	20,759	2,402,854
Avnet, Inc.	78,517	2,992,283
Jabil, Inc.	31,632	1,896,655
NCR Corp.(b)	29,733	1,175,643
NetScout Systems, Inc.(b)	35,809	968,992
SYNNEX Corp.	21,633	2,271,465
ViaSat, Inc.(b)(c)	31,276	1,866,864
Xerox Holdings Corp.	109,004	1,940,271

		16,360,707

Materials-5.88%
Commercial Metals Co.	99,781	3,210,953
Greif, Inc., Class A	23,429	1,515,388
Minerals Technologies, Inc.	9,773	693,297
Reliance Steel & Aluminum Co.	7,495	1,095,469
Steel Dynamics, Inc.	20,081	1,326,952
United States Steel Corp.(c)	39,105	1,031,981

		8,874,040

Real Estate-4.45%
Cousins Properties, Inc.	15,301	606,073
Jones Lang LaSalle, Inc.(b)	7,985	2,061,966
Macerich Co. (The)(c)	90,605	1,639,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P Midcap 400® Pure Value ETF (RFV)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Pebblebrook Hotel Trust(c)	32,613	$732,488
Sabra Health Care REIT, Inc.	31,380	444,027
SL Green Realty Corp.	17,594	1,232,812

		6,716,410

Utilities-2.02%
ALLETE, Inc.	8,132	500,443
MDU Resources Group, Inc.	32,852	1,009,542
Southwest Gas Holdings, Inc.	12,275	850,044
UGI Corp.	16,037	696,166

		3,056,195

Total Common Stocks & Other Equity Interests (Cost $140,875,181)		150,916,303

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $16,681)	16,681	16,681

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $140,891,862)		150,932,984

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.33%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,676,722	$4,676,722
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,907,987	10,912,351

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,589,073)		15,589,073

TOTAL INVESTMENTS IN SECURITIES-110.28% (Cost $156,480,935)		166,522,057
OTHER ASSETS LESS LIABILITIES-(10.28)%		(15,516,631)

NET ASSETS-100.00%		$151,005,426

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,848	$2,028,609	$(2,016,776)	$-	$-	$16,681	$13

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,367,082	24,150,742	(23,841,102)	-	-	4,676,722	273	*
Invesco Private Prime Fund	6,550,623	45,188,876	(40,827,148)	-	-	10,912,351	4,095	*

Total	$10,922,553	$71,368,227	$(66,685,026)	$-	$-	$15,605,754	$4,381

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P Midcap 400® Pure Value ETF (RFV)–(continued)

October 31, 2021

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	36.74

Consumer Discretionary	18.74

Information Technology	10.83

Industrials	9.97

Materials	5.88

Consumer Staples	5.26

Real Estate	4.45

Sector Types Each Less Than 3%	8.07

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.91%
QuinStreet, Inc.(b)	34,114	$477,595
TechTarget, Inc.(b)(c)	23,887	2,252,783

		2,730,378

Consumer Discretionary-19.15%
Big Lots, Inc.(c)	39,327	1,740,220
Century Communities, Inc.	33,190	2,225,721
Dine Brands Global, Inc.(b)	9,257	782,309
Dorman Products, Inc.(b)	4,656	485,993
Hibbett, Inc.(c)	28,418	2,200,690
Installed Building Products, Inc.	11,679	1,483,817
iRobot Corp.(b)(c)	20,843	1,738,723
LCI Industries	3,817	533,006
LGI Homes, Inc.(b)	12,339	1,842,212
Lumber Liquidators Holdings, Inc.(b)	40,197	726,762
MarineMax, Inc.(b)	55,100	2,853,629
Meritage Homes Corp.(b)	11,393	1,238,533
Patrick Industries, Inc.	13,768	1,072,665
PetMed Express, Inc.(c)	17,997	511,655
Rent-A-Center, Inc.	23,510	1,252,142
Shake Shack, Inc., Class A(b)(c)	4,393	303,864
Shutterstock, Inc.	12,879	1,560,291
Sleep Number Corp.(b)(c)	15,809	1,396,567
Tupperware Brands Corp.(b)(c)	12,991	288,920
Vista Outdoor, Inc.(b)	75,238	3,147,958

		27,385,677

Consumer Staples-5.41%
B&G Foods, Inc.(c)	33,958	999,724
Celsius Holdings, Inc.(b)	34,502	3,330,133
Medifast, Inc.	8,694	1,706,371
National Beverage Corp.(c)	23,728	1,338,259
WD-40 Co.(c)	1,585	359,795

		7,734,282

Energy-3.93%
Bonanza Creek Energy, Inc.(c)	57,073	3,204,078
DMC Global, Inc.(b)(c)	9,339	390,184
Renewable Energy Group, Inc.(b)(c)	31,764	2,032,896

		5,627,158

Financials-14.91%
Axos Financial, Inc.(b)	24,183	1,281,699
Brightsphere Investment Group, Inc.	63,453	1,902,321
eHealth, Inc.(b)(c)	10,600	470,110
Green Dot Corp., Class A(b)	22,542	954,879
HCI Group, Inc.	13,183	1,766,654
Mr. Cooper Group, Inc.(b)	82,622	3,622,149
NMI Holdings, Inc., Class A(b)	24,425	593,039
Palomar Holdings, Inc.(b)	14,460	1,322,367
PRA Group, Inc.(b)	15,747	675,231
ServisFirst Bancshares, Inc.	14,644	1,176,060
StoneX Group, Inc.(b)	24,405	1,686,630
Triumph Bancorp, Inc.(b)	14,318	1,679,501
Trupanion, Inc.(b)(c)	16,413	1,680,691
Virtus Investment Partners, Inc.	4,602	1,472,640
Walker & Dunlop, Inc.	8,064	1,048,884

		21,332,855

	Shares	Value
Health Care-23.97%
Addus HomeCare Corp.(b)	4,966	$464,321
Allscripts Healthcare Solutions, Inc.(b)	37,722	519,809
Avanos Medical, Inc.(b)	33,335	1,051,386
BioLife Solutions, Inc.(b)	39,924	2,121,961
Coherus Biosciences, Inc.(b)(c)	90,170	1,508,544
Collegium Pharmaceutical, Inc.(b)(c)	51,493	1,010,808
Community Health Systems, Inc.(b)	164,113	2,149,880
Corcept Therapeutics, Inc.(b)	64,799	1,166,382
Cytokinetics, Inc.(b)(c)	26,983	941,977
Ensign Group, Inc. (The)	12,684	989,479
Fulgent Genetics, Inc.(b)(c)	37,332	3,095,569
Heska Corp.(b)(c)	2,096	468,519
Innoviva, Inc.(b)	86,237	1,504,836
Joint Corp. (The)(b)	19,831	1,734,816
LeMaitre Vascular, Inc.	8,251	429,134
Meridian Bioscience, Inc.(b)	66,397	1,248,928
Merit Medical Systems, Inc.(b)	18,498	1,244,175
ModivCare, Inc.(b)	5,843	951,065
NeoGenomics, Inc.(b)(c)	23,542	1,082,932
Omnicell, Inc.(b)	4,158	740,748
OptimizeRx Corp.(b)(c)	23,267	2,249,919
Pacira BioSciences, Inc.(b)	16,231	848,557
Pennant Group, Inc. (The)(b)	24,690	631,323
REGENXBIO, Inc.(b)	17,012	602,905
Simulations Plus, Inc.(c)	21,878	1,104,839
Supernus Pharmaceuticals, Inc.(b)	37,662	1,124,211
Tabula Rasa HealthCare, Inc.(b)(c)	10,638	288,822
Tactile Systems Technology, Inc.(b)	7,672	264,607
Vericel Corp.(b)(c)	18,695	860,344
Xencor, Inc.(b)	20,299	803,028
Zynex, Inc.(b)(c)	86,333	1,081,752

		34,285,576

Industrials-9.80%
AAON, Inc.	11,216	803,626
AeroVironment, Inc.(b)	10,236	912,130
Alamo Group, Inc.	4,033	609,790
Chart Industries, Inc.(b)(c)	11,534	2,047,516
Comfort Systems USA, Inc.	17,232	1,576,211
Exponent, Inc.	6,265	719,222
Federal Signal Corp.	13,865	593,561
Forrester Research, Inc.(b)	8,540	454,755
Forward Air Corp.	6,901	693,964
Franklin Electric Co., Inc.	5,727	494,698
Gibraltar Industries, Inc.(b)	7,030	458,075
Marten Transport Ltd.	32,232	536,018
Matson, Inc.	11,192	932,070
PGT Innovations, Inc.(b)	39,996	853,915
Proto Labs, Inc.(b)	5,408	323,452
Vicor Corp.(b)	13,246	2,007,961

		14,016,964

Information Technology-13.83%
8x8, Inc.(b)	20,347	461,063
Advanced Energy Industries, Inc.	12,296	1,129,019
Agilysys, Inc.(b)	13,798	658,441
Alarm.com Holdings, Inc.(b)	19,816	1,669,696
Arlo Technologies, Inc.(b)	106,779	736,775
Badger Meter, Inc.	4,629	473,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
CEVA, Inc.(b)	15,081	$687,844
Cohu, Inc.(b)	14,102	451,828
Diodes, Inc.(b)	9,228	886,719
Ebix, Inc.(c)	21,455	703,939
EVERTEC, Inc.	11,582	523,622
ExlService Holdings, Inc.(b)	6,144	753,439
FormFactor, Inc.(b)	22,751	905,035
LivePerson, Inc.(b)(c)	14,358	739,581
OneSpan, Inc.(b)	16,713	341,279
Onto Innovation, Inc.(b)	14,160	1,121,614
Perficient, Inc.(b)(c)	10,482	1,295,575
Power Integrations, Inc.	9,476	978,018
SPS Commerce, Inc.(b)	12,699	1,939,518
TTEC Holdings, Inc.	11,529	1,088,222
Ultra Clean Holdings, Inc.(b)	19,164	949,959
Viavi Solutions, Inc.(b)	26,264	404,466
Vonage Holdings Corp.(b)	54,685	881,522

		19,780,489

Materials-1.52%
Livent Corp.(b)(c)	43,590	1,230,110
Quaker Houghton	3,816	938,125

		2,168,235

Real Estate-5.56%
Community Healthcare Trust, Inc.	9,404	449,887
Essential Properties Realty Trust, Inc.	31,654	942,973
Innovative Industrial Properties, Inc.(c)	11,139	2,930,560
Safehold, Inc.	21,334	1,593,650
St. Joe Co. (The)	43,408	2,041,045

		7,958,115

Total Common Stocks & Other Equity Interests (Cost $109,519,614)		143,019,729

	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $16,819)	16,819	$16,819

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $109,536,433)		143,036,548

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.49%
Invesco Private Government Fund, 0.02%(d)(e)(f)	11,369,643	11,369,643
Invesco Private Prime Fund, 0.11%(d)(e)(f)	26,518,560	26,529,167

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,898,810)		37,898,810

TOTAL INVESTMENTS IN SECURITIES-126.49% (Cost $147,435,243)		180,935,358
OTHER ASSETS LESS LIABILITIES-(26.49)%		(37,896,927)

NET ASSETS-100.00%		$143,038,431

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,306,469	$903,640	$(3,193,290)	$-	$-	$16,819	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,675,039	30,374,301	(29,679,697)	-	-	11,369,643	856	*
Invesco Private Prime Fund	16,078,005	60,656,378	(50,205,216)	-	-	26,529,167	12,248	*

Total	$29,059,513	$91,934,319	$(83,078,203)	$-	$-	$37,915,629	$13,114

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2021

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Health Care	23.97

Consumer Discretionary	19.15

Financials	14.91

Information Technology	13.83

Industrials	9.80

Real Estate	5.56

Consumer Staples	5.41

Energy	3.93

Sector Types Each Less Than 3%	3.43

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

October 31, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.24%
AMC Networks, Inc., Class A(b)(c)	20,943	$833,322
Consolidated Communications Holdings, Inc.(b)(c)	403,048	2,982,555
E.W. Scripps Co. (The), Class A	92,235	1,715,571
Gannett Co., Inc.(b)	175,895	1,020,191
Marcus Corp. (The)(b)(c)	46,782	868,742
Scholastic Corp.	68,459	2,477,531

		9,897,912

Consumer Discretionary-15.95%
Aaron’s Co., Inc. (The)	150,799	3,527,189
Abercrombie & Fitch Co., Class A(b)	53,620	2,120,135
Adtalem Global Education, Inc.(b)	40,658	1,501,500
Asbury Automotive Group, Inc.(b)	9,497	1,858,658
Barnes & Noble Education, Inc.(b)	217,834	2,261,117
Bed Bath & Beyond, Inc.(b)(c)	67,686	950,311
Cato Corp. (The), Class A	196,881	3,471,012
Chico’s FAS, Inc.(b)	439,797	2,401,292
Conn’s, Inc.(b)	186,429	4,151,774
Ethan Allen Interiors, Inc.	31,384	728,423
Genesco, Inc.(b)	38,477	2,331,321
G-III Apparel Group Ltd.(b)	101,694	2,914,550
Group 1 Automotive, Inc.	14,320	2,574,736
M/I Homes, Inc.(b)	44,053	2,522,475
Motorcar Parts of America, Inc.(b)(c)	32,773	620,065
ODP Corp. (The)(b)	63,247	2,738,595
Sally Beauty Holdings, Inc.(b)	71,088	1,084,803
Shoe Carnival, Inc.(c)	50,112	1,697,293
Signet Jewelers Ltd.	41,487	3,699,811
Sonic Automotive, Inc., Class A(c)	24,850	1,228,335
Strategic Education, Inc.(c)	9,759	665,661
Unifi, Inc.(b)	67,873	1,630,309
Vera Bradley, Inc.(b)	206,975	2,030,425

		48,709,790

Consumer Staples-5.90%
Andersons, Inc. (The)	103,321	3,519,113
Edgewell Personal Care Co.(c)	36,291	1,269,822
Fresh Del Monte Produce, Inc.	97,748	3,273,581
Seneca Foods Corp., Class A(b)	60,279	3,112,205
SpartanNash Co.	132,931	3,076,023
TreeHouse Foods, Inc.(b)(c)	59,830	2,162,256
Universal Corp.	33,948	1,595,556

		18,008,556

Energy-12.57%
Bristow Group, Inc.(b)	25,036	866,246
Callon Petroleum Co.(b)(c)	50,261	2,600,002
CONSOL Energy, Inc.(b)	371,018	10,206,705
Green Plains, Inc.(b)(c)	124,734	4,733,655
Helix Energy Solutions Group, Inc.(b)(c)	403,424	1,524,943
Nabors Industries Ltd.(b)(c)	10,328	1,058,620
Oil States International, Inc.(b)	137,709	834,517
PBF Energy, Inc., Class A(b)(c)	88,281	1,289,785
ProPetro Holding Corp.(b)	243,543	2,335,577
Ranger Oil Corp.(b)	56,752	1,875,086
SM Energy Co.	125,111	4,293,810
Talos Energy, Inc.(b)	138,090	1,791,027

	Shares	Value
Energy-(continued)
US Silica Holdings, Inc.(b)	117,662	$1,138,968
World Fuel Services Corp.	125,128	3,820,158

		38,369,099

Financials-20.39%
Allegiance Bancshares, Inc.	21,073	825,429
American Equity Investment Life Holding Co.	56,496	1,800,528
Ameris Bancorp	19,900	1,042,561
Apollo Commercial Real Estate Finance, Inc.	50,222	760,361
Assured Guaranty Ltd.	31,848	1,770,112
BankUnited, Inc.	18,972	769,504
Banner Corp.	16,758	967,942
Central Pacific Financial Corp.	52,220	1,435,528
Customers Bancorp, Inc.(b)	69,745	3,716,711
Dime Community Bancshares, Inc.	53,786	1,919,085
Eagle Bancorp, Inc.	14,275	807,822
Employers Holdings, Inc.	41,746	1,611,396
Encore Capital Group, Inc.(b)(c)	38,017	2,053,678
Enova International, Inc.(b)	45,721	1,483,189
EZCORP, Inc., Class A(b)(c)	356,053	2,656,155
First Bancorp	96,023	1,310,714
First Bancorp/Southern Pines NC	14,811	717,149
First Commonwealth Financial Corp.	73,014	1,117,114
First Financial Bancorp	58,164	1,383,140
First Midwest Bancorp, Inc.	66,319	1,276,641
Genworth Financial, Inc., Class A(b)	1,088,394	4,473,299
Hanmi Financial Corp.	102,821	2,281,598
HomeStreet, Inc.	17,840	841,334
Hope Bancorp, Inc.	95,998	1,400,611
Horace Mann Educators Corp.	22,184	869,169
Independent Bank Group, Inc.	8,556	618,513
Investors Bancorp, Inc.	111,949	1,712,820
Northfield Bancorp, Inc.	71,563	1,255,931
OFG Bancorp	42,216	1,093,394
Old National Bancorp	41,665	711,638
PennyMac Mortgage Investment Trust	47,958	966,354
Provident Financial Services, Inc.	55,274	1,368,584
Ready Capital Corp.	71,069	1,099,437
Renasant Corp.(c)	23,194	867,688
S&T Bancorp, Inc.	29,241	893,605
Safety Insurance Group, Inc.	7,899	619,361
Simmons First National Corp., Class A	48,617	1,453,162
SiriusPoint Ltd. (Bermuda)(b)	132,434	1,244,880
Stewart Information Services Corp.	35,406	2,519,845
Trustmark Corp.	49,491	1,574,309
United Fire Group, Inc.	49,830	1,018,027
Universal Insurance Holdings, Inc.	125,533	1,854,122
Veritex Holdings, Inc.	25,867	1,059,254
WSFS Financial Corp.	19,932	1,032,677

		62,254,371

Health Care-2.12%
Cross Country Healthcare, Inc.(b)	112,284	2,327,647
Invacare Corp.(b)(c)	185,133	914,557
Magellan Health, Inc.(b)	23,098	2,190,383
Prestige Consumer Healthcare, Inc.(b)	17,420	1,045,026

		6,477,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2021

(Unaudited)

	Shares	Value
Industrials-19.30%
AAR Corp.(b)	40,357	$1,427,427
ABM Industries, Inc.	30,886	1,359,293
Apogee Enterprises, Inc.	46,951	1,968,655
ArcBest Corp.	40,567	3,644,945
Atlas Air Worldwide Holdings, Inc.(b)(c)	27,868	2,260,652
Boise Cascade Co.	32,649	1,848,586
CoreCivic, Inc.(b)	331,663	2,855,619
Deluxe Corp.	24,405	870,526
DXP Enterprises, Inc.(b)	68,199	2,247,839
Encore Wire Corp.	13,375	1,793,053
GMS, Inc.(b)	44,531	2,205,621
Granite Construction, Inc.	67,444	2,503,521
Greenbrier Cos., Inc. (The)(c)	69,902	2,867,380
Griffon Corp.	83,438	2,210,273
HNI Corp.	18,368	686,963
Hub Group, Inc., Class A(b)	18,739	1,472,323
Interface, Inc.	84,462	1,212,874
Kelly Services, Inc., Class A	93,676	1,688,978
Matrix Service Co.(b)	185,037	1,892,929
Matthews International Corp., Class A	22,969	789,445
NOW, Inc.(b)	95,772	691,474
Powell Industries, Inc.	59,135	1,529,231
Resideo Technologies, Inc.(b)	65,549	1,616,438
Resources Connection, Inc.	101,574	1,768,403
SkyWest, Inc.(b)	24,233	1,042,746
TrueBlue, Inc.(b)	40,003	1,114,084
Veritiv Corp.(b)	124,412	13,345,675

		58,914,953

Information Technology-5.16%
Benchmark Electronics, Inc.	79,733	1,858,576
Comtech Telecommunications Corp.	68,018	1,467,148
Daktronics, Inc.(b)	416,542	2,311,808
ePlus, Inc.(b)	6,181	683,433
Insight Enterprises, Inc.(b)(c)	20,556	1,946,653
NETGEAR, Inc.(b)(c)	16,472	474,888
PC Connection, Inc.	26,784	1,233,403
Sanmina Corp.(b)	59,158	2,233,215
ScanSource, Inc.(b)	57,721	2,065,258
TTM Technologies, Inc.(b)	111,374	1,474,592

		15,748,974

Materials-11.47%
AdvanSix, Inc.(b)	84,739	4,118,315
Allegheny Technologies, Inc.(b)	49,222	792,474
Carpenter Technology Corp.	49,741	1,536,002
Clearwater Paper Corp.(b)	56,890	2,379,709
Domtar Corp.(b)	91,609	5,000,935
Glatfelter Corp.	31,855	523,378
Haynes International, Inc.	52,702	2,114,931
Koppers Holdings, Inc.(b)	55,502	1,947,565
Mercer International, Inc. (Germany)	158,370	1,705,645
O-I Glass, Inc.(b)	132,129	1,724,283
Olympic Steel, Inc.	145,537	3,925,133

	Shares	Value
Materials-(continued)
Rayonier Advanced Materials, Inc.(b)	233,194	$1,674,333
SunCoke Energy, Inc.	469,286	3,388,245
Sylvamo Corp.(b)	23,666	666,435
TimkenSteel Corp.(b)	128,399	1,791,166
Tredegar Corp.	21,277	256,601
Trinseo PLC	13,872	777,664
Warrior Met Coal, Inc.	29,265	701,482

		35,024,296

Real Estate-3.62%
Acadia Realty Trust	36,641	783,385
DiamondRock Hospitality Co.(b)	57,009	515,361
Diversified Healthcare Trust	219,256	798,092
Franklin Street Properties Corp.	174,449	785,020
GEO Group, Inc. (The)(c)	185,587	1,518,102
Office Properties Income Trust	46,399	1,188,742
Realogy Holdings Corp.(b)	129,458	2,242,212
RPT Realty	106,207	1,411,491
Service Properties Trust	109,793	1,182,471
Whitestone REIT	68,193	626,012

		11,050,888

Utilities-0.21%
Unitil Corp.	15,300	638,775

Total Common Stocks & Other Equity Interests (Cost $269,801,492)		305,095,227

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $53,850)	53,850	53,850

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $269,855,342)		305,149,077

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.47%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,758,018	7,758,018
Invesco Private Prime Fund, 0.11%(d)(e)(f)	18,094,804	18,102,042

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,860,060)		25,860,060

TOTAL INVESTMENTS IN SECURITIES-108.42% (Cost $295,715,402)		331,009,137
OTHER ASSETS LESS LIABILITIES-(8.42)%		(25,700,939)

NET ASSETS-100.00%		$305,308,198

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,192	$6,829,073	$(6,900,415)	$-	$-	$53,850	$36
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,807,634	29,060,564	(32,110,180)	-	-	7,758,018	649	*
Invesco Private Prime Fund	16,211,450	57,428,200	(55,537,608)	-	-	18,102,042	9,696	*

Total	$27,144,276	$93,317,837	$(94,548,203)	$-	$-	$25,913,910	$10,381

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2021

Financials	20.39

Industrials	19.30

Consumer Discretionary	15.95

Energy	12.57

Materials	11.47

Consumer Staples	5.90

Information Technology	5.16

Real Estate	3.62

Communication Services	3.24

Sector Types Each Less Than 3%	2.33

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

23

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$3,495,594,913	$2,830,541,609	$2,284,620,213
Affiliated investments in securities, at value	62,565,003	156,811,910	8,670,560
Receivable for:
Dividends	14,192	2,877,590	2,016,348
Securities lending	5,094	6,793	525
Investments sold	-	-	-
Fund shares sold	-	-	3,553,788

Total assets	3,558,179,202	2,990,237,902	2,298,861,434

Liabilities:
Due to custodian	834	2,810	-
Payable for:
Investments purchased	-	-	3,551,287
Collateral upon return of securities loaned	62,401,019	112,055,635	8,659,251
Fund shares repurchased	-	-	-
Accrued unitary management fees	991,288	806,178	368,317

Total liabilities	63,393,141	112,864,623	12,578,855

Net Assets	$3,494,786,061	$2,877,373,279	$2,286,282,579

Net assets consist of:
Shares of beneficial interest	$2,637,641,692	$2,896,922,130	$1,425,297,446
Distributable earnings (loss)	857,144,369	(19,548,851)	860,985,133

Net Assets	$3,494,786,061	$2,877,373,279	$2,286,282,579

Shares outstanding (unlimited amount authorized, $0.01 par value)	16,500,299	36,332,836	6,400,785
Net asset value	$211.80	$79.19	$357.19

Market price	$211.58	$79.27	$356.75

Unaffiliated investments in securities, at cost	$2,354,575,636	$2,688,974,118	$1,399,739,613

Affiliated investments in securities, at cost	$62,565,003	$155,880,011	$8,670,560

(a) Includes securities on loan with an aggregate value of:	$60,203,767	$108,852,597	$8,458,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P Midcap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$414,359,416	$150,916,303	$143,019,729	$305,095,227
68,666,674	15,605,754	37,915,629	25,913,910

158,085	116,425	38,068	125,785
5,748	1,019	5,235	2,512
-	-	-	2,896,267
-	-	-	12,678,108

483,189,923	166,639,501	180,978,661	346,711,809

-	-	-	-

-	-	-	12,558,896
68,391,563	15,589,073	37,898,810	25,860,060
-	-	-	2,898,459
116,940	45,002	41,420	86,196

68,508,503	15,634,075	37,940,230	41,403,611

$414,681,420	$151,005,426	$143,038,431	$305,308,198

$501,445,859	$186,789,266	$211,475,851	$377,237,865
(86,764,439)	(35,783,840)	(68,437,420)	(71,929,667)

$414,681,420	$151,005,426	$143,038,431	$305,308,198

1,730,021	1,610,499	850,004	3,160,040
$239.70	$93.76	$168.28	$96.62

$239.59	$93.80	$168.08	$96.59

$308,558,651	$140,875,181	$109,519,614	$269,801,492

$68,666,674	$15,605,754	$37,915,629	$25,913,910

$66,962,236	$14,877,258	$37,140,550	$24,967,730

25

Statements of Operations

For the six months ended October 31, 2021

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$3,645,185	$31,525,807	$12,581,085
Affiliated dividend income	36	506,151	95
Securities lending income	21,667	39,924	1,404
Foreign withholding tax	-	-	-

Total investment income	3,666,888	32,071,882	12,582,584

Expenses:
Unitary management fees	5,226,012	4,805,490	2,017,378
Other expenses	-	393	-

Total expenses	5,226,012	4,805,883	2,017,378

Less: Waivers	(5)	(13)	-

Net expenses	5,226,007	4,805,870	2,017,378

Net investment income (loss)	(1,559,119)	27,266,012	10,565,206

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(64,045)	(15,293,982)	(4,890,244)
Affiliated investment securities	-	(54,050)	-
Unaffiliated in-kind redemptions	69,333,688	171,568,026	34,200,249
Affiliated in-kind redemptions	-	4,192,802	-

Net realized gain	69,269,643	160,412,796	29,310,005

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	538,305,925	(126,444,041)	233,341,576
Affiliated investment securities	(1)	(7,663,134)	-

Change in net unrealized appreciation (depreciation)	538,305,924	(134,107,175)	233,341,576

Net realized and unrealized gain (loss)	607,575,567	26,305,621	262,651,581

Net increase (decrease) in net assets resulting from operations	$606,016,448	$53,571,633	$273,216,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P Midcap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$487,072	$2,038,278	$375,035	$1,994,104
51	13	10	36
27,487	5,361	33,042	16,050
-	-	(1)	(3,229)

514,610	2,043,652	408,086	2,006,961

694,035	302,236	245,662	574,300
-	-	-	-

694,035	302,236	245,662	574,300

(1)	(1)	(2)	(1)

694,034	302,235	245,660	574,299

(179,424)	1,741,417	162,426	1,432,662

2,584,338	(1,436,020)	3,633,850	(1,502,084)
-	-	-	-
5,298,562	11,462,358	1,045,150	31,133,692
-	-	-	-

7,882,900	10,026,338	4,679,000	29,631,608

11,818,620	(12,133,754)	3,461,427	(6,540,227)
-	-	-	-

11,818,620	(12,133,754)	3,461,427	(6,540,227)

19,701,520	(2,107,416)	8,140,427	23,091,381

$19,522,096	$(365,999)	$8,302,853	$24,524,043

27

Statements of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)		Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income (loss)	$(1,559,119)	$5,923,715	$27,266,012	$21,377,264
Net realized gain	69,269,643	339,923,200	160,412,796	1,522,849
Change in net unrealized appreciation (depreciation)	538,305,924	643,823,132	(134,107,175)	516,940,386

Net increase in net assets resulting from operations	606,016,448	989,670,047	53,571,633	539,840,499

Distributions to Shareholders from:
Distributable earnings	(119,825)	(8,103,553)	(25,424,580)	(22,328,116)

Shareholder Transactions:
Proceeds from shares sold	424,998,759	1,094,025,663	1,412,161,452	1,540,688,142
Value of shares repurchased	(186,495,635)	(1,620,306,685)	(801,789,290)	(315,891,971)

Net increase (decrease) in net assets resulting from share transactions	238,503,124	(526,281,022)	610,372,162	1,224,796,171

Net increase in net assets	844,399,747	455,285,472	638,519,215	1,742,308,554

Net assets:
Beginning of period	2,650,386,314	2,195,100,842	2,238,854,064	496,545,510

End of period	$3,494,786,061	$2,650,386,314	$2,877,373,279	$2,238,854,064

Changes in Shares Outstanding:
Shares sold	2,140,000	7,020,000	17,830,000	23,420,000
Shares repurchased	(990,000)	(10,470,000)	(10,630,000)	(5,140,000)
Shares outstanding, beginning of period	15,350,299	18,800,299	29,132,836	10,852,836

Shares outstanding, end of period	16,500,299	15,350,299	36,332,836	29,132,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021

$10,565,206	$21,652,115	$(179,424)	$27,076
29,310,005	110,375,037	7,882,900	63,304,051
233,341,576	421,915,124	11,818,620	124,557,720

273,216,787	553,942,276	19,522,096	187,888,847

(10,602,494)	(20,757,071)	-	(633,740)

284,297,269	372,960,417	6,530,196	165,857,673
(73,472,438)	(216,049,793)	(15,362,300)	(219,728,451)

210,824,831	156,910,624	(8,832,104)	(53,870,778)

473,439,124	690,095,829	10,689,992	133,384,329

1,812,843,455	1,122,747,626	403,991,428	270,607,099

$2,286,282,579	$1,812,843,455	$414,681,420	$403,991,428

850,000	1,510,000	30,000	870,000
(230,000)	(780,000)	(70,000)	(1,150,000)
5,780,785	5,050,785	1,770,021	2,050,021

6,400,785	5,780,785	1,730,021	1,770,021

29

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2021	Year Ended April 30, 2021	Six Months Ended October 31, 2021	Year Ended April 30, 2021
Operations:
Net investment income	$1,741,417	$827,152	$162,426	$462,214
Net realized gain	10,026,338	3,638,552	4,679,000	6,712,698
Change in net unrealized appreciation (depreciation)	(12,133,754)	48,017,993	3,461,427	59,896,509

Net increase (decrease) in net assets resulting from operations	(365,999)	52,483,697	8,302,853	67,071,421

Distributions to Shareholders from:
Distributable earnings	(1,299,481)	(1,217,459)	(165,890)	(477,180)

Shareholder Transactions:
Proceeds from shares sold	37,237,395	102,432,486	-	14,013,999
Value of shares repurchased	(48,345,761)	(46,091,777)	(3,286,509)	(39,027,883)

Net increase (decrease) in net assets resulting from share transactions	(11,108,366)	56,340,709	(3,286,509)	(25,013,884)

Net increase (decrease) in net assets	(12,773,846)	107,606,947	4,850,454	41,580,357

Net assets:
Beginning of period	163,779,272	56,172,325	138,187,977	96,607,620

End of period	$151,005,426	$163,779,272	$143,038,431	$138,187,977

Changes in Shares Outstanding:
Shares sold	390,000	1,240,000	-	100,000
Shares repurchased	(530,000)	(690,000)	(20,000)	(330,000)
Shares outstanding, beginning of period	1,750,499	1,200,499	870,004	1,100,004

Shares outstanding, end of period	1,610,499	1,750,499	850,004	870,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Six Months Ended October 31, 2021	Year Ended April 30, 2021

$1,432,662	$1,385,706
29,631,608	5,245,793
(6,540,227)	95,982,093

24,524,043	102,613,592

(1,286,816)	(1,364,203)

53,914,926	269,839,422
(109,351,032)	(115,423,970)

(55,436,106)	154,415,452

(32,198,879)	255,664,841

337,507,077	81,842,236

$305,308,198	$337,507,077

560,000	3,550,000
(1,200,000)	(1,650,000)
3,800,040	1,900,040

3,160,040	3,800,040

31

Financial Highlights

Invesco S&P 500® Pure Growth ETF (RPG)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
	(Unaudited)		2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period.	$172.66		$116.76	$119.17	$109.10	$103.50		$82.11	$82.93

Net investment income (loss)(a)	(0.10)		0.34	1.00	0.60	0.25		0.47	0.59
Net realized and unrealized gain (loss) on investments	39.25		56.02	(2.28)	10.04	5.55		21.52	(0.95)

Total from investment operations	39.15		56.36	(1.28)	10.64	5.80		21.99	(0.36)

Distributions to shareholders from:
Net investment income	(0.01)		(0.46)	(1.13)	(0.57)	(0.20)		(0.60)	(0.46)

Net asset value at end of period	$211.80		$172.66	$116.76	$119.17	$109.10		$103.50	$82.11

Market price at end of period(b)	$211.58		$172.70	$116.76	$119.19	$109.20

Net Asset Value Total Return(c)	22.67%		48.37%	(1.02)%	9.79%	5.61%		26.87%	(0.42)%
Market Price Total Return(c)	22.50%		48.40%	(1.03)%	9.71%	5.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,494,786		$2,650,386	$2,195,101	$2,842,159	$2,345,747		$2,214,956	$1,769,585
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income (loss)	(0.10	)%(d)	0.23%	0.84%	0.53%	0.47	%(d)	0.52%	0.74%
Portfolio turnover rate(e)	3%		56%	73%	64%	52%		58%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
	(Unaudited)		2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$76.85		$45.75	$66.34	$66.33	$62.43		$52.33	$51.45

Net investment income(a)	0.78		1.31	1.65	1.49	0.63		1.11	1.17
Net realized and unrealized gain (loss) on investments	2.27		31.03	(20.59)	(0.01)	3.84		10.05	0.81

Total from investment operations	3.05		32.34	(18.94)	1.48	4.47		11.16	1.98

Distributions to shareholders from:
Net investment income	(0.71)		(1.24)	(1.65)	(1.47)	(0.57)		(1.06)	(1.10)

Net asset value at end of period	$79.19		$76.85	$45.75	$66.34	$66.33		$62.43	$52.33

Market price at end of period(b)	$79.27		$76.88	$45.86	$66.36	$66.38

Net Asset Value Total Return(c)	4.02%		71.67%	(28.82)%	2.37%	7.17%		21.44%	3.94%
Market Price Total Return(c)	4.08%		71.32%	(28.67)%	2.33%	7.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted) .	$2,877,373		$2,238,854	$496,546	$928,883	$882,392		$830,507	$719,663
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income	1.99	%(d)	2.16%	2.64%	2.29%	1.94	%(d)	1.89%	2.32%
Portfolio turnover rate(e)	5%		46%	46%	37%	35%		46%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco S&P 500® Top 50 ETF (XLG)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
	(Unaudited)		2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$313.60		$222.29	$212.34	$187.22	$183.08		$150.05	$145.93

Net investment income(a)	1.75		3.66	3.70	3.72	1.71		3.35	3.12
Net realized and unrealized gain on investments	43.60		91.14	9.96	25.18	4.18		32.95	4.09

Total from investment operations	45.35		94.80	13.66	28.90	5.89		36.30	7.21

Distributions to shareholders from:
Net investment income	(1.76)		(3.49)	(3.71)	(3.78)	(1.75)		(3.27)	(3.09)

Net asset value at end of period	$357.19		$313.60	$222.29	$212.34	$187.22		$183.08	$150.05

Market price at end of period(b)	$356.75		$313.62	$222.49	$212.32	$187.43

Net Asset Value Total Return(c)	14.52%		42.97%	6.61%	15.64%	3.20%		24.40%	4.99%
Market Price Total Return(c)	14.37%		42.85%	6.73%	15.50%	3.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,286,283		$1,812,843	$1,122,748	$838,904	$683,491		$686,711	$577,802
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20	%(d)	0.20%	0.20%
Net investment income	1.05	%(d)	1.36%	1.71%	1.89%	1.81	%(d)	2.00%	2.13%
Portfolio turnover rate(e)	5%		5%	8%	8%	1%		4%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco S&P Midcap 400® Pure Growth ETF (RFG)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
	(Unaudited)		2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$228.24		$132.00	$151.86	$154.65	$150.04		$119.22	$128.31

Net investment income (loss)(a)	(0.10)		0.01	0.95	1.07	0.22		0.90	0.59
Net realized and unrealized gain (loss) on investments	11.56		96.56	(19.90)	(2.69)	4.77		30.73	(9.10)

Total from investment operations	11.46		96.57	(18.95)	(1.62)	4.99		31.63	(8.51)

Distributions to shareholders from:
Net investment income	-		(0.33)	(0.91)	(1.17)	(0.38)		(0.81)	(0.58)

Net asset value at end of period	$239.70		$228.24	$132.00	$151.86	$154.65		$150.04	$119.22

Market price at end of period(b)	$239.59		$228.23	$132.20	$151.97	$154.80

Net Asset Value Total Return(c)	5.01%		73.26%	(12.46)%	(1.05)%	3.32%		26.59%	(6.65)%
Market Price Total Return(c)	4.99%		72.95%	(12.39)%	(1.07)%	3.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$414,681		$403,991	$270,607	$493,563	$595,412		$585,170	$518,620
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income (loss)	(0.09	)%(d)	0.01%	0.66%	0.69%	0.29	%(d)	0.66%	0.48%
Portfolio turnover rate(e)	17%		73%	94%	86%	70%		81%	78%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco S&P Midcap 400® Pure Value ETF (RFV)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
	(Unaudited)		2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$93.56		$46.79	$69.61	$65.71	$65.44		$53.46	$50.79

Net investment income(a)	0.95		0.72	1.41	0.81	0.49		0.75	0.69
Net realized and unrealized gain (loss) on investments	(0.05)		47.07	(22.86)	3.90	0.21		12.01	2.65

Total from investment operations	0.90		47.79	(21.45)	4.71	0.70		12.76	3.34

Distributions to shareholders from:
Net investment income	(0.70)		(1.02)	(1.37)	(0.81)	(0.43)		(0.78)	(0.67)

Net asset value at end of period	$93.76		$93.56	$46.79	$69.61	$65.71		$65.44	$53.46

Market price at end of period(b)	$93.80		$93.64	$46.86	$69.69	$65.78

Net Asset Value Total Return(c)	0.98%		103.18%	(30.96)%	7.25%	1.05%		23.93%	6.65%
Market Price Total Return(c)	0.94%		103.05%	(30.94)%	7.25%	1.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$151,005		$163,779	$56,172	$142,737	$101,890		$108,015	$165,753
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income	2.02	%(d)	1.07%	2.25%	1.20%	1.47	%(d)	1.21%	1.36%
Portfolio turnover rate(e)	12%		65%	61%	57%	44%		76%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
	(Unaudited)		2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$158.84		$87.82	$115.59	$114.43	$111.12		$82.65	$85.26

Net investment income(a)	0.19		0.47	0.74	0.32	0.36		0.46	0.79
Net realized and unrealized gain (loss) on investments	9.44		71.04	(27.63)	1.32	3.33		28.43	(2.69)

Total from investment operations	9.63		71.51	(26.89)	1.64	3.69		28.89	(1.90)

Distributions to shareholders from:
Net investment income	(0.19)		(0.49)	(0.88)	(0.48)	(0.38)		(0.42)	(0.71)

Net asset value at end of period	$168.28		$158.84	$87.82	$115.59	$114.43		$111.12	$82.65

Market price at end of period(b)	$168.08		$158.74	$87.97	$115.58	$114.61

Net Asset Value Total Return(c)	6.08%		81.63%	(23.30)%	1.43%	3.32%		35.01%	(2.20)%
Market Price Total Return(c)	6.02%		81.22%	(23.16)%	1.26%	3.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$143,038		$138,188	$96,608	$236,954	$263,179		$238,904	$152,910
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income	0.23	%(d)	0.38%	0.69%	0.26%	0.64	%(d)	0.45%	0.97%
Portfolio turnover rate(e)	10%		79%	85%	71%	56%		70%	92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

	Six Months Ended October 31, 2021		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
	(Unaudited)		2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$88.82		$43.07	$67.47	$71.57	$70.68		$60.52	$57.76

Net investment income(a)	0.41		0.57	0.68	0.99	0.46		0.62	0.47
Net realized and unrealized gain (loss) on investments	7.76		45.63	(24.39)	(4.02)	0.86		10.18	2.69

Total from investment operations	8.17		46.20	(23.71)	(3.03)	1.32		10.80	3.16

Distributions to shareholders from:
Net investment income	(0.37)		(0.45)	(0.69)	(1.07)	(0.43)		(0.64)	(0.40)

Net asset value at end of period	$96.62		$88.82	$43.07	$67.47	$71.57		$70.68	$60.52

Market price at end of period(b)	$96.59		$88.87	$43.14	$67.53	$71.64

Net Asset Value Total Return(c)	9.23%		107.66%	(35.31)%	(4.27)%	1.87%		17.88%	5.50%
Market Price Total Return(c)	9.13%		107.44%	(35.27)%	(4.28)%	1.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$305,308		$337,507	$81,842	$192,279	$164,625		$236,795	$193,665
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income	0.87	%(d)	0.86%	1.14%	1.38%	1.28	%(d)	0.91%	0.83%
Portfolio turnover rate(e)	8%		74%	70%	52%	48%		68%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500® Pure Growth ETF (RPG)	“S&P 500® Pure Growth ETF”
Invesco S&P 500® Pure Value ETF (RPV)	“S&P 500® Pure Value ETF”
Invesco S&P 500® Top 50 ETF (XLG)	“S&P 500® Top 50 ETF”
Invesco S&P Midcap 400® Pure Growth ETF (RFG)	“S&P Midcap 400® Pure Growth ETF”
Invesco S&P Midcap 400® Pure Value ETF (RFV)	“S&P Midcap 400® Pure Value ETF”
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	“S&P SmallCap 600® Pure Growth ETF”
Invesco S&P SmallCap 600® Pure Value ETF (RZV)	“S&P SmallCap 600® Pure Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):

Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P Midcap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P Midcap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

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withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates

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and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. BNY Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, S&P 500® Pure Growth ETF, S&P 500® Top 50 ETF and S&P Midcap 400® Pure Growth ETF had affiliated securities lending transactions with Invesco and the fees paid to Invesco by each Fund were less than $100.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that

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investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P 500® Top 50 ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. For certain Funds, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P Midcap 400® Pure Growth ETF	0.35%
S&P Midcap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended October 31, 2021, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Pure Growth ETF	$5
S&P 500® Pure Value ETF	13
S&P 500® Top 50 ETF	-
S&P Midcap 400® Pure Growth ETF	1
S&P Midcap 400® Pure Value ETF	1
S&P SmallCap 600® Pure Growth ETF	2
S&P SmallCap 600® Pure Value ETF	1

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500® Pure Growth ETF	$1,653
S&P 500® Pure Value ETF	18,229
S&P 500® Top 50 ETF	589
S&P Midcap 400® Pure Growth ETF	4,348
S&P Midcap 400® Pure Value ETF	3,489
S&P SmallCap 600® Pure Growth ETF	972
S&P SmallCap 600® Pure Value ETF	5,398

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Portfolio transactions with ICMI that have not settled at period–end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold–affiliated broker and/or payable caption Investments purchased–affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended October 31, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P 500® Pure Growth ETF	$1,889,453	$8,636,901	$(34,277)
S&P 500® Pure Value ETF	-	2,119,215	(997,262)
S&P Midcap 400® Pure Growth ETF	3,663,074	9,736,982	1,756,406
S&P Midcap 400® Pure Value ETF	4,627,105	4,989,070	(134,425)
S&P SmallCap 600® Pure Growth ETF	1,057,471	1,831,692	874,689
S&P SmallCap 600® Pure Value ETF	1,383,738	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,495,594,913	$-	$-	$3,495,594,913
Money Market Funds	163,984	62,401,019	-	62,565,003

Total Investments	$3,495,758,897	$62,401,019	$-	$3,558,159,916

S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,874,016,137	$-	$-	$2,874,016,137
Money Market Funds	1,281,746	112,055,636	-	113,337,382

Total Investments	$2,875,297,883	$112,055,636	$-	$2,987,353,519

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	Level 1	Level 2	Level 3	Total
S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,284,620,213	$-	$-	$2,284,620,213
Money Market Funds	11,309	8,659,251	-	8,670,560

Total Investments	$2,284,631,522	$8,659,251	$-	$2,293,290,773

S&P Midcap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$414,359,416	$-	$-	$414,359,416
Money Market Funds	275,111	68,391,563	-	68,666,674

Total Investments	$414,634,527	$68,391,563	$-	$483,026,090

S&P Midcap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$150,916,303	$-	$-	$150,916,303
Money Market Funds	16,681	15,589,073	-	15,605,754

Total Investments	$150,932,984	$15,589,073	$-	$166,522,057

S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$143,019,729	$-	$-	$143,019,729
Money Market Funds	16,819	37,898,810	-	37,915,629

Total Investments	$143,036,548	$37,898,810	$-	$180,935,358

S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$305,095,227	$-	$-	$305,095,227
Money Market Funds	53,850	25,860,060	-	25,913,910

Total Investments	$305,149,077	$25,860,060	$-	$331,009,137

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$206,567,401	$144,286,305	$350,853,706
S&P 500® Pure Value ETF	114,756,852	207,724,286	322,481,138
S&P 500® Top 50 ETF	11,284,678	42,779,084	54,063,762
S&P Midcap 400® Pure Growth ETF	124,984,815	75,125,531	200,110,346
S&P Midcap 400® Pure Value ETF	28,096,470	28,066,049	56,162,519
S&P SmallCap 600® Pure Growth ETF	75,617,380	30,741,554	106,358,934
S&P SmallCap 600® Pure Value ETF	59,657,274	75,617,927	135,275,201

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

46

NOTE 7–Investment Transactions

For the six months ended October 31, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Pure Growth ETF	$93,567,846	$94,353,795
S&P 500® Pure Value ETF	129,945,164	128,367,251
S&P 500® Top 50 ETF	90,914,251	91,933,933
S&P Midcap 400® Pure Growth ETF	69,751,256	69,582,773
S&P Midcap 400® Pure Value ETF	20,525,936	20,580,889
S&P SmallCap 600® Pure Growth ETF	14,103,410	14,113,391
S&P SmallCap 600® Pure Value ETF	24,781,031	24,857,170

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
S&P 500® Pure Growth ETF	$425,194,063	$186,671,964
S&P 500® Pure Value ETF	1,409,599,081	799,957,760
S&P 500® Top 50 ETF	284,247,212	74,025,865
S&P Midcap 400® Pure Growth ETF	6,529,426	15,734,221
S&P Midcap 400® Pure Value ETF	37,191,696	47,859,025
S&P SmallCap 600® Pure Growth ETF	-	3,267,537
S&P SmallCap 600® Pure Value ETF	53,765,674	109,071,519

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At October 31, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500® Pure Growth ETF	$1,160,525,470	$(20,118,094)	$1,140,407,376	$2,417,752,540
S&P 500® Pure Value ETF	222,297,937	(81,619,878)	140,678,059	2,846,675,460
S&P 500® Top 50 ETF	894,485,275	(10,661,024)	883,824,251	1,409,466,522
S&P Midcap 400® Pure Growth ETF	119,605,322	(13,962,891)	105,642,431	377,383,659
S&P Midcap 400® Pure Value ETF	15,197,651	(5,287,246)	9,910,405	156,611,652
S&P SmallCap 600® Pure Growth ETF	39,450,361	(6,204,383)	33,245,978	147,689,380
S&P SmallCap 600® Pure Value ETF	48,447,652	(14,901,075)	33,546,577	297,462,560

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9—Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

47

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

48

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Pure Growth ETF (RPG) Actual	$1,000.00	$1,226.70	0.35%	$1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P 500® Pure Value ETF (RPV) Actual	1,000.00	1,040.20	0.35	1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P 500® Top 50 ETF (XLG) Actual	1,000.00	1,145.20	0.20	1.08
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Invesco S&P Midcap 400® Pure Growth ETF (RFG) Actual	1,000.00	1,050.10	0.35	1.81
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P Midcap 400® Pure Value ETF (RFV) Actual	1,000.00	1,009.80	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

49

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG) Actual	$1,000.00	$1,060.80	0.35%	$1.82
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P SmallCap 600® Pure Value ETF (RZV) Actual	1,000.00	1,092.30	0.35	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

50

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-3	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By:   /s/ Anna Paglia

Name:   Anna Paglia

Title:    President

Date:  January 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Anna Paglia

Name:  Anna Paglia

Title:    President

Date:    January 6, 2022

By:       /s/ Kelli Gallegos

Name:  Kelli Gallegos

Title:    Treasurer

Date:    January 6, 2022